File No. 333-41180
                                                              File No. 811-10011
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
          Pre-Effective Amendment No.
                                                 ----------                  [ ]
          Post-Effective Amendment No.              13                       [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                                  Amendment No.     27                       [X]
                                                 ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                    Name of Agent for Service for Process:
                    Amy J. Lee, Associate General Counsel
                    Security Benefit Life Insurance Company
                    One Security Benefit Place
                    Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485
[X]      on May 1, 2008, pursuant to paragraph (b) of Rule 485
[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]      on May 1, 2008, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

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                                                   [LOGO] SECURITY BENEFIT(SM)
                                                    Security Distributors, Inc.


Prospectus                                 May 1, 2008

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ADVANCEDESIGNS(R) VARIABLE ANNUITY
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                                              ---------------------
                                                Important Privacy
                                                 Notice Included

                                                 See Back Cover
                                              ---------------------

6918 (R5-08)                                                         32-69181-00

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                      ADVANCEDESIGNS (SM) VARIABLE ANNUITY

                      Individual Flexible Purchase Payment
                       Deferred Variable Annuity Contract

             Issued By:                            Mailing Address:
   Security Benefit Life Insurance         Security Benefit Life Insurance
     Company                                 Company
   One Security Benefit Place              P.O. Box 750497
   Topeka, Kansas 66636-0001               Topeka, Kansas 66675-0497
   1-800-888-2461

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      This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o    AIM V.I. Basic Value
o    AIM V.I. Capital Development
o    AIM V.I. Global Health Care
o    AIM V.I. Global Real Estate
o    AIM V.I. International Growth
o    AIM V.I. Mid Cap Core Equity
o    American Century VP Mid Cap Value
o    American Century VP Ultra(R)
o    American Century VP Value
o    Direxion Evolution VP All-Cap Equity
o    Direxion Evolution VP Managed Bond
o    Dreyfus IP Technology Growth
o    Dreyfus VIF International Value
o    Franklin Income Securities
o    Franklin Small Cap Value Securities
o    Janus Aspen INTECH Risk-Managed Core
o    Janus Aspen Large Cap Growth
o    Janus Aspen Mid Cap Growth
o    Legg Mason Partners Variable Aggressive Growth
o    Legg Mason Partners Variable Global High Yield Bond
o    Legg Mason Partners Variable Small Cap Growth
o    MFS(R) VIT Research International
o    MFS(R) VIT Total Return
o    MFS(R) VIT Utilities
o    Mutual Discovery Securities
o    Neuberger Berman AMT Socially Responsive
o    Oppenheimer Core Bond Fund/VA
o    Oppenheimer Main Street Small Cap Fund(R)/VA
o    PIMCO VIT All Asset
o    PIMCO VIT Commodity RealReturn Strategy
o    PIMCO VIT Emerging Markets Bond
o    PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
o    PIMCO VIT Low Duration
o    PIMCO VIT Real Return
o    PIMCO VIT Small Cap StocksPLUS(R) TR
o    Royce Micro-Cap
o    Rydex VT Absolute Return Strategies
o    Rydex VT Essential Portfolio Aggressive
o    Rydex VT Essential Portfolio Conservative
o    Rydex VT Essential Portfolio Moderate
o    Rydex VT Hedged Equity
o    Rydex VT Multi-Cap Core Equity
o    Rydex VT Sector Rotation
o    SBL Alpha Opportunity
o    SBL Diversified Income
o    SBL Enhanced Index
o    SBL Equity
o    SBL Equity Income

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      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      This Prospectus is accompanied by the current prospectuses for the Underlying Funds. You should read the prospectuses carefully and retain them for future reference.

      Expenses for this Contract, if purchased with the Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2008
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                   Protected by U.S. Patent No. 7,251,623 B1.
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6918 (R5-08)                                                         32-69181-00

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o    SBL Global
o    SBL High Yield
o    SBL Large Cap Value
o    SBL Managed Asset Allocation
o    SBL Mid Cap Growth
o    SBL Mid Cap Value
o    SBL Money Market
o    SBL Select 25
o    SBL Small Cap Growth
o    SBL Small Cap Value
o    Van Kampen LIT Comstock
o    Van Kampen LIT Government
o    Van Kampen UIF Emerging Markets Equity
o    Van Kampen UIF Equity and Income


      Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability. The Fixed Account is not available in all states.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 73 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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                                Table of Contents


                                                                      Page

DEFINITIONS .......................................................     5

SUMMARY ...........................................................     6
   Purpose of the Contract ........................................     6
   The Separate Account and the Funds .............................     6
   Fixed Account ..................................................     7
   Purchase Payments ..............................................     7
   Contract Benefits ..............................................     7
   Optional Riders ................................................     7
   Free-Look Right ................................................     8
   Charges and Deductions .........................................     8
   Tax-Free Exchanges .............................................    11
   Contacting the Company .........................................    11

EXPENSE TABLE .....................................................    12
   Contract Owner Transaction Expenses ............................    12
   Periodic Expenses ..............................................    12
   Optional Rider Expenses ........................................    13
   Example ........................................................    14

CONDENSED FINANCIAL INFORMATION ...................................    15

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
   AND THE FUNDS ..................................................    24
   Security Benefit Life Insurance Company ........................    24
   Published Ratings ..............................................    24
   Separate Account ...............................................    24
   Underlying Funds ...............................................    24

THE CONTRACT ......................................................    26
   General ........................................................    26
   Application for a Contract .....................................    26
   Optional Riders ................................................    26
   Guaranteed Minimum Income Benefit ..............................    27
   6% Dollar for Dollar Guaranteed Minimum Income
     Benefit ......................................................    27
   Annual Stepped Up Death Benefit ................................    29
   Guaranteed Growth Death Benefit ................................    29
   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit ..............................    30
   Enhanced Death Benefit .........................................    30
   Combined Enhanced and Annual Stepped Up Death Benefit ..........    31
   Combined Enhanced and Guaranteed Growth Death Benefit ..........    31
   Combined Enhanced, Annual Stepped Up, and Guaranteed
     Growth Death Benefit .........................................    31
   6% Dollar for Dollar Guaranteed Minimum Income
     Benefit and Guaranteed Minimum Death Benefit .................    32
   Guaranteed Minimum Withdrawal Benefit ..........................    33
   Total Protection                                                    34
   Extra Credit ...................................................    35
   Waiver of Withdrawal Charge ....................................    36
   Alternate Withdrawal Charge ....................................    37
   Purchase Payments ..............................................    37
   Automatic Bonus Credit .........................................    37
   Allocation of Purchase Payments ................................    38
   Dollar Cost Averaging Option ...................................    38
   Asset Reallocation Option ......................................    39
   Transfers of Contract Value ....................................    39
   Contract Value .................................................    42
   Determination of Contract Value ................................    43
   Cut-Off Times ..................................................    43
   Full and Partial Withdrawals ...................................    44
   Systematic Withdrawals .........................................    45
   Free-Look Right ................................................    45
   Death Benefit ..................................................    45
   Distribution Requirements ......................................    46
   Death of the Annuitant .........................................    46
CHARGES AND DEDUCTIONS ............................................    47
   Contingent Deferred Sales Charge ...............................    47
   Mortality and Expense Risk Charge ..............................    47
   Administration Charge ..........................................    48
   Account Administration Charge ..................................    48
   Premium Tax Charge .............................................    48
   Loan Interest Charge ...........................................    48
   Other Charges ..................................................    48
   Variations in Charges ..........................................    48
   Optional Rider Charges .........................................    49
   Guarantee of Certain Charges ...................................    51
   Underlying Fund Expenses .......................................    51
ANNUITY PERIOD ....................................................    51
   General ........................................................    51
   Annuity Options ................................................    52
   Selection of an Option .........................................    54
THE FIXED ACCOUNT .................................................    54
   Interest .......................................................    54
   DCA Plus Account ...............................................    55
   Death Benefit ..................................................    55
   Contract Charges ...............................................    55
   Transfers and Withdrawals from the Fixed Account ...............    56
   Payments from the Fixed Account ................................    56
MORE ABOUT THE CONTRACT ...........................................    56
   Ownership ......................................................    56
   Designation and Change of Beneficiary ..........................    56
   Dividends ......................................................    57
   Payments from the Separate Account .............................    57
   Proof of Age and Survival ......................................    57
   Misstatements ..................................................    57
   Loans ..........................................................    57
   Restrictions on Withdrawals from Qualified Plans ...............    58
   Restrictions Under the Texas
     Optional Retirement Program ..................................    59

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                                                                      Page

FEDERAL TAX MATTERS ...............................................    59
   Introduction ...................................................    59
   Tax Status of the Company and the Separate Account .............    59
   Income Taxation of Annuities in
     General--Non-Qualified Plans .................................    60
   Additional Considerations ......................................    61
   Qualified Plans ................................................    62
   Other Tax Considerations .......................................    65

OTHER INFORMATION .................................................    66
   Investment Advisory Fees .......................................    66
   Voting of Underlying Fund Shares ...............................    66
   Substitution of Investments ....................................    66
   Changes to Comply with Law and Amendments ......................    67
   Reports to Owners ..............................................    67
   Electronic Privileges ..........................................    67
   State Variations ...............................................    68
   Legal Proceedings ..............................................    68
   Legal Matters ..................................................    68
   Sale of the Contract ...........................................    68

PERFORMANCE INFORMATION ...........................................    70

ADDITIONAL INFORMATION ............................................    70
   Registration Statement .........................................    70
   Financial Statements ...........................................    70
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION ....................................................    70

OBJECTIVES FOR UNDERLYING FUNDS ...................................    72

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

      Various terms commonly used in this Prospectus are defined as follows:

      Accumulation Unit -- A unit of measure used to calculate Contract Value.

      Administrative Office -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      Annuitant -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      Annuity Period -- The period beginning on the Annuity Start Date during which annuity payments are made.

      Annuity Start Date -- The date when annuity payments begin as elected by the Owner.

      Annuity Unit -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      Automatic Investment Program -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      Bonus Credit -- An amount added to Contract Value under the Automatic Bonus Credit Rider.


      Contract Date -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.


      Contract Debt -- The unpaid loan balance including loan interest.

      Contract Value -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      Contract Year -- Each twelve-month period measured from the Contract Date.

      Credit Enhancement -- An amount added to Contract Value under the Extra Credit Rider.

      Designated Beneficiary -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      Fixed Account -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. See the "Fixed Account."

      General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      Guaranteed Rate -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      Owner -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      Participant -- A Participant under a Qualified Plan.

      Purchase Payment -- An amount paid to the Company as consideration for the Contract.

      Separate Account -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

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      Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

Purpose of the Contract -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.


      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


================================================================================

The Separate Account and the Funds -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:


o        AIM V.I. Basic Value
o        AIM V.I. Capital Development
o        AIM V.I. Global Health Care
o        AIM V.I. Global Real Estate
o        AIM V.I. International Growth
o        AIM V.I. Mid Cap Core Equity
o        American Century VP Mid Cap Value
o        American Century VP Ultra(R)
o        American Century VP Value
o        Direxion Evolution VP All-Cap Equity
o        Direxion Evolution VP Managed Bond
o        Dreyfus IP Technology Growth
o        Dreyfus VIF International Value
o        Franklin Income Securities
o        Franklin Small Cap Value Securities
o        Janus Aspen INTECH Risk-Managed Core
o        Janus Aspen Large Cap Growth
o        Janus Aspen Mid Cap Growth
o        Legg Mason Partners Variable Aggressive Growth
o        Legg Mason Partners Variable Global High Yield Bond
o        Legg Mason Partners Variable Small Cap Growth
o        MFS(R) VIT Research International
o        MFS(R) VIT Total Return
o        MFS(R) VIT Utilities
o        Mutual Discovery Securities
o        Neuberger Berman AMT Socially Responsive
o        Oppenheimer Core Bond Fund/VA
o        Oppenheimer Main Street Small Cap Fund(R)/VA
o        PIMCO VIT All Asset
o        PIMCO VIT Commodity RealReturn Strategy
o        PIMCO VIT Emerging Markets Bond
o        PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

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o        PIMCO VIT Low Duration
o        PIMCO VIT Real Return
o        PIMCO VIT Small Cap StocksPLUS(R) TR
o        Royce Micro-Cap
o        Rydex VT Absolute Return Strategies
o        Rydex VT Essential Portfolio Aggressive
o        Rydex VT Essential Portfolio Conservative
o        Rydex VT Essential Portfolio Moderate
o        Rydex VT Hedged Equity
o        Rydex VT Multi-Cap Core Equity
o        Rydex VT Sector Rotation
o        SBL Alpha Opportunity
o        SBL Diversified Income
o        SBL Enhanced Index
o        SBL Equity
o        SBL Equity Income
o        SBL Global
o        SBL High Yield
o        SBL Large Cap Value
o        SBL Managed Asset Allocation
o        SBL Mid Cap Growth
o        SBL Mid Cap Value
o        SBL Money Market
o        SBL Select 25
o        SBL Small Cap Growth
o        SBL Small Cap Value
o        Van Kampen LIT Comstock
o        Van Kampen LIT Government
o        Van Kampen UIF Emerging Markets Equity
o        Van Kampen UIF Equity and Income


      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

================================================================================


Fixed Account -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. See "The Fixed Account."


Purchase Payments -- Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

Contract Benefits -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

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o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%; (1)

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.(1)

*Provides a death benefit.

(1) The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider under "Optional Riders."


Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.


Charges and Deductions -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

               ---------------------------------------------------
                     Purchase Payment or
                 Bonus Credit Age (in years)    Withdrawal Charge
               ---------------------------------------------------
                              1                        7%
                              2                        7%
                              3                        6%
                              4                        5%
                              5                        4%
                              6                        3%
                              7                        2%
                          8 and over                   0%
               ---------------------------------------------------

      The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

by the Company under the Contract. The Company deducts a daily minimum charge equal to 1.20%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

               ---------------------------------------------------
               Contract Value                Annual Mortality and
                                              Expense Risk Charge
               ---------------------------------------------------
               Less than $25,000                     1.45%
               At least $25,000 but less
                  than $100,000                      1.30%
               $100,000 or more                      1.20%
               ---------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."

      Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit, and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states. You may not select riders with total rider charges that exceed 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%, the Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%, and the Total Protection Rider with a cost of 0.85%, because the total cost of such riders, 1.85%, would exceed the applicable maximum rider charge of 1.60%. Each rider and its charge are listed below. See "Optional Rider Charges."

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Annual
                                                                                                   Rate(1)    Rider Charge
---------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                                     3%          0.15%
                                                                                                      5%          0.30%
---------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                                6%          0.60%
---------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                                      --           0.20%
---------------------------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                                                       3%          0.10%
                                                                                                      5%          0.20%
                                                                                                      6%(2)       0.25%
                                                                                                      7%(2)       0.30%
---------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                                        5%          0.25%
---------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                                               --           0.25%
---------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                                --           0.35%
---------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                                 5%          0.35%
---------------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                              5%          0.40%
---------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed
Minimum Death Benefit                                                                                 6%          0.85%
---------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                                                --           0.45%(3)
---------------------------------------------------------------------------------------------------------------------------
Total Protection                                                                                     --           0.85%(4)
---------------------------------------------------------------------------------------------------------------------------
Extra Credit(5)                                                                                       3%          0.40%
                                                                                                      4%          0.55%
                                                                                                      5%          0.70%
---------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                                          --          0.05%
---------------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                                                      0-Year        0.70%
                                                                                                    4-Year        0.60%(7)
---------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(7) The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

      Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."


      Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."


      Loan Interest Charge. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."


Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


Contacting the Company -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

Expense Table

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

-------------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                                 None
-------------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)       7%(1)
-------------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                     None
-------------------------------------------------------------------------------------------------------------
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
-------------------------------------------------------------------------------------------------------------
   Account Administration Charge                                                                   $  30(2)
-------------------------------------------------------------------------------------------------------------
   Net Loan Interest Charge(3)                                                                       2.5%
-------------------------------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
-------------------------------------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                                                       1.45%(4)
-------------------------------------------------------------------------------------------------------------
     Annual Administration Charge                                                                   0.15%
-------------------------------------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                                                      1.60%(5)
-------------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                                                         3.20%
-------------------------------------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost equals the difference between the amount of interest the Company charges you for a loan (the Guaranteed Rate plus 2.5% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.5%, plus the amount of any applicable rider charges.

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.45%; At least $25,000 but less than $100,000 - 1.30%; $100,000 or more - 1.20%. Any mortality and expense risk charge above the minimum charge of 1.20% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total charges that exceed 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                              Interest      Annual
                                                                                               Rate(1)   Rider Charge
----------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                                           3%         0.15%
                                                                                                  5%         0.30%
----------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                            6%         0.60%
----------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                            --          0.20%
----------------------------------------------------------------------------------------------------------------------
                                                                                                  3%         0.10%
Guaranteed Growth Death Benefit Rider                                                             5%         0.20%
                                                                                                  6%(2)      0.25%
                                                                                                  7%(2)      0.30%
----------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider          5%         0.25%
----------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                                     --          0.25%
----------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit Rider                                      --          0.35%
----------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit Rider                                       5%         0.35%
----------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider                   5%         0.40%
----------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit       6%         0.85%
----------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                                      --          0.45%(3)
----------------------------------------------------------------------------------------------------------------------
Total Protection Rider                                                                           --          0.85%(3)
----------------------------------------------------------------------------------------------------------------------
                                                                                                  3%         0.40%
Extra Credit Rider(4)                                                                             4%         0.55%
                                                                                                  5%         0.70%
----------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                                --          0.05%
----------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider(5)                                                            0-Year       0.70%
                                                                                                4-Year       0.60%(6)
----------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such Rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(5) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(6) The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issued your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------


The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

--------------------------------------------------------------------------------
                                              Minimum           Maximum
--------------------------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                          0.65%             2.93%
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007.

(2) The actual maximum Total Annual Underlying Fund Operating Expenses for the period ended December 31, 2007 after taking into account any contractual expense waivers and/or reimbursements was 2.50%.

      Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

--------------------------------------------------------------------------------
Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                                  1       3       5      10
                                                Year    Years   Years   Years
--------------------------------------------------------------------------------
If you surrender your Contract at the end of
the applicable time period                     $1,237  $2,336  $3,327  $5,804
--------------------------------------------------------------------------------
If you do not surrender or you annuitize your
Contract                                       $  611   1,812  $2,986  $5,804
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

Condensed Financial Information


      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

-------------------------------------------------------------------------------------------------------------
                                            2007       2006(3)        2005      2004(2)       2003   2002(1)
-------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $     14.74   $     13.63   $   13.50   $    12.72         --        --
   End of period .................   $     14.30   $     14.74   $   13.63   $    13.50   $  12.72        --
Accumulation units outstanding
at the end of period .............       490,400       772,595     877,032      482,437     37,206        --
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development(5)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $     10.00            --          --           --         --        --
   End of period .................   $      9.84            --          --           --         --        --
Accumulation units outstanding
at the end of period .............       993,524            --          --           --         --        --
-------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $     12.46   $     12.36   $   11.94   $    11.59         --        --
   End of period .................   $     13.34   $     12.46   $   12.36   $    11.94   $  11.59        --
Accumulation units outstanding
at the end of period .............        44,484        45,556      39,879       23,325      6,795        --
-------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $     24.91   $     18.24   $   16.68   $    12.75         --        --
   End of period .................   $     22.52   $     24.91   $   18.24   $    16.68   $  12.75        --
Accumulation units outstanding
at the end of period .............       249,232       272,507     265,785      161,870     22,672        --
-------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $     15.95   $     13.03   $   11.56   $    10.00         --        --
   End of period .................   $     17.47   $     15.95   $   13.03   $    11.56         --        --
Accumulation units outstanding
at the end of period .............     1,782,347     1,016,213     827,995      490,166         --        --
-------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity
-------------------------------------------------------------------------------------------------------------
   Beginning of period ...........   $     14.49   $     13.64   $   13.28   $    12.21         --        --
   End of period .................   $     15.16   $     14.49   $   13.64   $    13.28   $  12.21        --
Accumulation units outstanding
at the end of period .............        51,565        45,177      31,329       12,624        888        --
-------------------------------------------------------------------------------------------------------------
American Century VP
Mid Cap Value(5)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $     10.00            --          --           --         --        --
   End of period .................   $      9.20            --          --           --         --        --
Accumulation units outstanding
at the end of period .............             0            --          --           --         --        --
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

-------------------------------------------------------------------------------------------------------------
                                            2007       2006(3)        2005      2004(2)       2003   2002(1)
-------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $     11.02   $     11.91   $   12.20   $    11.52         --        --
   End of period .................   $     12.75   $     11.02   $   11.91   $    12.20   $  11.52        --
Accumulation units outstanding
at the end of period .............       194,345     1,861,578   1,292,125      775,279    143,494        --
-------------------------------------------------------------------------------------------------------------
American Century VP Value
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $     15.22   $     13.42   $   13.37   $    12.23         --        --
   End of period .................   $     13.79   $     15.22   $   13.42   $    13.37   $  12.23        --
Accumulation units outstanding
at the end of period .............     2,484,929     2,180,020   1,326,794      714,068    132,193        --
-------------------------------------------------------------------------------------------------------------
Direxion Evolution VP
All-Cap Equity
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $     11.60   $     10.75   $   10.23   $    10.00         --        --
   End of period .................   $     11.45   $     11.60   $   10.75   $    10.23         --        --
Accumulation units outstanding
at the end of period .............     1,899,707     1,869,403     608,262      102,089         --        --
-------------------------------------------------------------------------------------------------------------
Direxion Evolution VP
Managed Bond
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $      9.05   $      9.25   $   10.08   $    10.00         --        --
   End of period .................   $      8.76   $      9.05   $    9.25   $    10.08         --        --
Accumulation units outstanding
at the end of period .............     1,000,016     1,098,288     358,195       74,722         --        --
-------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $      9.98   $     10.02   $   10.11   $    10.00         --        --
   End of period .................   $     10.93   $      9.98   $   10.02   $    10.11         --        --
Accumulation units outstanding
at the end of period .............        28,003        23,895      14,652          299         --        --
-------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $     14.04   $     11.98   $   11.20   $    10.00         --        --
   End of period .................   $     13.96   $     14.04   $   11.98   $    11.20         --        --
Accumulation units outstanding
at the end of period .............       652,726       872,239     754,900      443,735         --        --
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities(5)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $     10.00            --          --           --         --        --
   End of period .................   $     10.03            --          --           --         --        --
Accumulation units outstanding
at the end of period .............         1,541            --          --           --         --        --
-------------------------------------------------------------------------------------------------------------
Franklin Small Cap
Value Securities(5)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...........   $     10.00            --          --           --         --        --
   End of period .................   $      9.26            --          --           --         --        --
Accumulation units outstanding
at the end of period .............             0            --          --           --         --        --
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                   2007    2006(3) 2005    2004(2) 2003    2002(1)
--------------------------------------------------------------------------------------------------
Janus Aspen INTECH
Risk-Managed Core(5)
------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00      --      --      --      --      --
   End of period .......................    $     10.33      --      --      --      --      --
Accumulation units outstanding
at the end of period ...................      1,378,572      --      --      --      --      --
------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth(5)
------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00      --      --      --      --      --
   End of period .......................    $     10.49      --      --      --      --      --
Accumulation units outstanding
at the end of period ...................      1,124,269      --      --      --      --      --
------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth(5)
------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00      --      --      --      --      --
   End of period .......................    $     10.71      --      --      --      --      --
Accumulation units outstanding
at the end of period ...................         13,091      --      --      --      --      --
------------------------------------------------------------------------------------------------
Legg Mason Partners Variable
Aggressive Growth(5)
------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00      --      --      --      --      --
   End of period .......................    $      9.80      --      --      --      --      --
Accumulation units outstanding
at the end of period ...................          8,603      --      --      --      --      --
------------------------------------------------------------------------------------------------
Legg Mason Partners Variable
Global High Yield Bond(5)
------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00      --      --      --      --      --
   End of period .......................    $     10.07      --      --      --      --      --
Accumulation units outstanding
at the end of period ...................            433      --      --      --      --      --
------------------------------------------------------------------------------------------------
Legg Mason Partners Variable
Small Cap Growth(5)
------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00      --      --      --      --      --
   End of period .......................    $     10.23      --      --      --      --      --
Accumulation units outstanding
at the end of period ...................          2,770      --      --      --      --      --
------------------------------------------------------------------------------------------------
MFS(R) VIT Research International(5)
------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00      --      --      --      --      --
   End of period .......................    $     10.45      --      --      --      --      --
Accumulation units outstanding
at the end of period ...................          2,850      --      --      --      --      --
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                   2007         2006(3)      2005         2004(2)     2003     2002(1)
---------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return(5)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00           --           --           --          --       --
   End of period .......................    $      9.92           --           --           --          --       --
Accumulation units outstanding
at the end of period ...................            593           --           --           --          --       --
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities(5)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00           --           --           --          --       --
   End of period .......................    $     11.03           --           --           --          --       --
Accumulation units outstanding
at the end of period ...................         76,883           --           --           --          --       --
--------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities(5)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00           --           --           --          --       --
   End of period .......................    $     10.04           --           --           --          --       --
Accumulation units outstanding
at the end of period ...................        832,817           --           --           --          --       --
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT
Socially Responsive(4)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     16.21    $   10.00           --           --          --       --
   End of period .......................    $     16.66    $   16.21           --           --          --       --
Accumulation units outstanding
at the end of period ...................            225          219           --           --          --       --
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core
Bond Fund/VA(5)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00           --           --           --          --       --
   End of period .......................    $     10.13           --           --           --          --       --
Accumulation units outstanding
at the end of period ...................      1,762,644           --           --           --          --       --
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main
Street Small Cap(R)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     17.80    $   16.22    $   15.44    $   13.53          --       --
   End of period .......................    $     16.80    $   17.80    $   16.22    $   15.44    $  13.53       --
Accumulation units outstanding
at the end of period ...................        638,582      433,924      316,481      260,470      27,124       --
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     11.70    $   11.68    $   11.49    $   10.76          --       --
   End of period .......................    $     12.14    $   11.70    $   11.68    $   11.49    $  10.76       --
Accumulation units outstanding
at the end of period ...................         86,045       50,467       26,867       13,198       2,219       --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                   2007           2006(3)        2005           2004(2)      2003    2002(1)
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Commodity-
RealReturn Strategy(5)
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00             --             --             --           --      --
   End of period .......................    $     11.57             --             --             --           --      --
Accumulation units outstanding
at the end of period ...................        520,576             --             --             --           --      --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging
Markets Bond(5)
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00             --             --             --           --      --
   End of period .......................    $     10.40             --             --             --           --      --
Accumulation units outstanding
at the end of period ...................          5,788             --             --             --           --      --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond
(U.S. Dollar-Hedged) (5)
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00             --             --             --           --      --
   End of period .......................    $     10.06             --             --             --           --      --
Accumulation units outstanding
at the end of period ...................            183             --             --             --           --      --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $      9.19    $      9.23    $      9.55    $      9.79           --      --
   End of period .......................    $      9.44    $      9.19    $      9.23    $      9.55    $    9.79      --
Accumulation units outstanding
at the end of period ...................      2,309,209      2,401,085      2,176,629      1,113,994      151,464      --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.18    $     10.55    $     10.80    $     10.36           --      --
   End of period .......................    $     10.78    $     10.18    $     10.55    $     10.80    $   10.36      --
Accumulation units outstanding
at the end of period ...................        227,675        356,743        305,978        200,767        6,732      --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Small Cap
StocksPLUS(R) TR(5)
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00             --             --             --           --      --
   End of period .......................    $     10.35             --             --             --           --      --
Accumulation units outstanding
at the end of period ...................              0             --             --             --           --      --
--------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap(5)
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $     10.00             --             --             --           --      --
   End of period .......................    $      9.65             --             --             --           --      --
Accumulation units outstanding
at the end of period ...................          1,393             --             --             --           --      --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                 2007         2006(3)      2005         2004(2)    2003    2002(1)
----------------------------------------------------------------------------------------------------------------
Rydex VT Absolute
Return Strategies(5)
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $   10.00           --           --           --         --      --
   End of period .......................    $    9.94           --           --           --         --      --
Accumulation units outstanding
at the end of period ...................        1,803           --           --           --         --      --
----------------------------------------------------------------------------------------------------------------
Rydex VT Essential
Portfolio Aggressive(5)
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................       $10.00           --           --           --         --      --
   End of period .......................       $10.28           --           --           --         --      --
Accumulation units outstanding
at the end of period ...................            0           --           --           --         --      --
----------------------------------------------------------------------------------------------------------------
Rydex VT Essential
Portfolio Conservative(5)
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $   10.00           --           --           --         --      --
   End of period .......................    $   10.27           --           --           --         --      --
Accumulation units outstanding
at the end of period ...................        5,553           --           --           --         --      --
----------------------------------------------------------------------------------------------------------------
Rydex VT Essential
Portfolio Moderate(5)
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $   10.00           --           --           --         --      --
   End of period .......................    $   10.27           --           --           --         --      --
Accumulation units outstanding
at the end of period ...................          796           --           --           --         --      --
----------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity(5)
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $   10.00           --           --           --         --      --
   End of period .......................    $    9.94           --           --           --         --      --
Accumulation units outstanding
at the end of period ...................          894           --           --           --         --      --
----------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap Core Equity(5)
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $   10.00           --           --           --         --      --
   End of period .......................    $    9.24           --           --           --         --      --
Accumulation units outstanding
at the end of period ...................            0           --           --           --         --      --
----------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation
----------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $   15.00    $   14.07    $   12.92    $   12.19         --      --
   End of period .......................    $   17.63    $   15.00    $   14.07    $   12.92    $ 12.19      --
Accumulation units outstanding
at the end of period ...................      216,902      193,612      146,776      115,452      5,095      --
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                              2007         2006(3)        2005         2004(2)       2003       2002(1)
------------------------------------------------------------------------------------------------------------------------
SBL Alpha Opportunity
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     13.76   $     12.71   $     12.44   $     11.55          --          --
   End of period .......................   $     15.57   $     13.76   $     12.71   $     12.44   $   11.55          --
Accumulation units outstanding
at the end of period ...................        32,541        21,266        17,302        15,207         169          --
------------------------------------------------------------------------------------------------------------------------
SBL Diversified Income
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     10.02   $     10.08   $     10.34   $     10.41   $   10.53   $   10.15
   End of period .......................   $      9.87   $     10.02   $     10.08   $     10.34   $   10.41   $   10.53
Accumulation units outstanding
at the end of period ...................       788,527     2,481,624     1,968,468     1,341,795     282,307      48,362
------------------------------------------------------------------------------------------------------------------------
SBL Enhanced Index
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     10.71   $      9.68   $      9.63   $      9.15          --          --
   End of period .......................   $     10.36   $     10.71   $      9.68   $      9.63   $    9.15          --
Accumulation units outstanding
at the end of period ...................       234,147     1,398,153        59,137       121,648      10,228          --
------------------------------------------------------------------------------------------------------------------------
SBL Equity
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $      9.64   $      8.92   $      8.93         $8.65   $    7.42   $    8.97
   End of period .......................   $      8.77   $      9.64   $      8.92         $8.93   $    8.65   $    7.42
Accumulation units outstanding
at the end of period ...................       149,525       892,637       495,482       317,502     118,225      32,942
------------------------------------------------------------------------------------------------------------------------
SBL Equity Income
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     11.97        $10.52   $     10.59   $      9.67          --          --
   End of period .......................   $     11.78        $11.97   $     10.52   $     10.59   $    9.67          --
Accumulation units outstanding
at the end of period ...................       188,684       198,201       492,064       272,765      11,423          --
------------------------------------------------------------------------------------------------------------------------
SBL Global
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     14.14   $     12.59   $     11.58   $     10.18   $    7.41   $    9.56
   End of period .......................   $     14.74   $     14.14   $     12.59   $     11.58   $   10.18   $    7.41
Accumulation units outstanding
at the end of period ...................       784,775     1,193,195       564,554       396,190     149,380      16,179
------------------------------------------------------------------------------------------------------------------------
SBL High Yield
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     12.38   $     11.63   $     11.70   $     10.95   $    9.40   $    9.96
   End of period .......................   $     12.09   $     12.38   $     11.63   $     11.70   $   10.95   $    9.40
Accumulation units outstanding
at the end of period ...................     1,625,290     1,548,976     1,269,255       662,871     147,317      28,924
------------------------------------------------------------------------------------------------------------------------
SBL Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................            --   $      8.55   $      8.64   $      8.74   $    7.36   $    8.73
   End of period .......................            --            --   $      8.55   $      8.64   $    8.74   $    7.36
Accumulation units outstanding
at the end of period ...................            --            --     1,292,926       617,257     107,263      28,836
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                              2007         2006(3)        2005         2004(2)       2003       2002(1)
------------------------------------------------------------------------------------------------------------------------
SBL Large Cap Value
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     12.15   $     10.40   $      9.83   $      9.27   $    7.51   $    9.51
   End of period .......................   $     12.31   $     12.15   $     10.40   $      9.83   $    9.27   $    7.51
Accumulation units outstanding
at the end of period ...................       846,347       824,862        67,746        63,353      25,741      27,124
------------------------------------------------------------------------------------------------------------------------
SBL Main Street
Growth and Income(R)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................            --   $      9.84   $      9.75   $      9.37   $    7.75   $    9.43
   End of period .......................            --            --   $      9.84   $      9.75   $    9.37   $    7.75
Accumulation units outstanding
at the end of period ...................            --            --       112,272        89,790      90,456      15,028
------------------------------------------------------------------------------------------------------------------------
SBL Managed Asset Allocation
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     11.71   $     10.91   $     10.92   $     10.30          --          --
   End of period .......................   $     11.88   $     11.71   $     10.91   $     10.92   $   10.30          --
Accumulation units outstanding
at the end of period ...................       130,561        77,481        43,635        34,605      21,211          --
------------------------------------------------------------------------------------------------------------------------
SBL Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     11.13   $     11.08   $     10.73   $     10.18   $    6.80   $    9.00
   End of period .......................   $      9.54   $     11.13   $     11.08   $     10.73   $   10.18   $    6.80
Accumulation units outstanding
at the end of period ...................     1,369,694     1,445,861       838,334       340,357     105,877      16,426
------------------------------------------------------------------------------------------------------------------------
SBL Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     16.88   $     15.37   $     13.82   $     11.37   $    7.70   $    9.66
   End of period .......................   $     16.46   $     16.88   $     15.37   $     13.82   $   11.37   $    7.70
Accumulation units outstanding
at the end of period ...................     1,242,234     1,046,899       545,001       310,662      75,461      14,448
------------------------------------------------------------------------------------------------------------------------
SBL Money Market
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $      8.89   $      8.89   $      9.04   $      9.38   $    9.74   $    9.92
   End of period .......................   $      8.91   $      8.89   $      8.89   $      9.04   $    9.38   $    9.74
Accumulation units outstanding
at the end of period ...................     1,675,131     1,317,807     1,430,503       652,481     241,737       5,425
------------------------------------------------------------------------------------------------------------------------
SBL Select 25
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $      9.55   $      9.28   $      8.67   $      8.11          --          --
   End of period .......................   $      8.58   $      9.55   $      9.28   $      8.67   $    8.11          --
Accumulation units outstanding
at the end of period ...................       156,770       381,506         7,391         5,798       5,028          --
------------------------------------------------------------------------------------------------------------------------
SBL Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     12.94   $     12.85   $     12.49   $     11.13   $    7.43   $    9.10
   End of period .......................   $     13.08   $     12.94   $     12.85   $     12.49   $   11.13   $    7.43
Accumulation units outstanding
at the end of period ...................     1,144,970     1,169,729       317,696       163,559      10,489       4,650
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                              2007         2006(3)        2005         2004(2)       2003       2002(1)
------------------------------------------------------------------------------------------------------------------------
SBL Small Cap Value
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     16.36   $     15.07   $     13.74   $     11.93   $    8.26   $   10.17
   End of period .......................   $     17.27   $     16.36   $     15.07   $     13.74   $   11.93   $    8.26
Accumulation units outstanding
at the end of period ...................        88,781        69,570        50,973        34,576       8,353       1,479
------------------------------------------------------------------------------------------------------------------------
SBL Social Awareness
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................            --   $      9.11   $      9.06   $      9.00          --          --
   End of period .......................            --            --   $      9.11   $      9.06   $    9.00          --
Accumulation units outstanding
at the end of period ...................            --            --         1,318            --          --          --
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock(5)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     10.00            --            --            --          --          --
   End of period .......................   $      9.49            --            --            --          --          --
Accumulation units outstanding
at the end of period ...................         2,377            --            --            --          --          --
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government(5)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     10.00            --            --            --          --          --
   End of period .......................   $     10.28            --            --            --          --          --
Accumulation units outstanding
at the end of period ...................       928,994            --            --            --          --          --
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Equity(5)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     10.00            --            --            --          --          --
   End of period .......................   $     11.64            --            --            --          --          --
Accumulation units outstanding
at the end of period ...................        82,774            --            --            --          --          --
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF
Equity and Income(5)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................   $     10.00            --            --            --          --          --
   End of period .......................   $      9.88            --            --            --          --          --
Accumulation units outstanding
at the end of period ...................             0            --            --            --          --          --
------------------------------------------------------------------------------------------------------------------------

(1)   For the period of June 1, 2002 (date of inception) through December 31,
      2002.

(2) For the period of time of April 29, 2004 (date of inception) through December 31, 2004 for the AIM V.I. International Growth, Direxion Evolution VP All-Cap Equity (formerly Evolution Managed Equity), Direxion Evolution VP Managed Bond (formerly Evolution Managed Bond), Dreyfus IP Technology Growth, and Dreyfus VIF International Value Subaccounts.

(3) For the period of time of January 1, 2006 through June 16, 2006 for the SBL Large Cap Growth, SBL Main Street Growth and Income, and SBL Social Awareness Subaccounts. On June 16, 2006, the funds underlying these Subaccounts were reorganized into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced Index), and Neuberger Berman AMT Socially Responsive Portfolio, respectively, and Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25, SBL Enhanced Index, and Neuberger Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for those subaccounts.

(4) Accumulation unit values and outstanding units for this Subaccount are for the period May 1, 2006 (the date first publicly offered) to December 31, 2006.

(5) Accumulation unit values and outstanding units for this Subaccount are for the period August 1, 2007 (the date first publicly offered) to December 31, 2007.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2007, the Company had total assets of approximately $12.6 billion. Together with its affiliates, the Company has total funds under management of approximately $19.3 billion.


Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The invest-

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ment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each Underlying Fund is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

      12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      Payments From Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

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      Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees, and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

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o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;(1)

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.(1)

*Provides a death benefit.

(1) The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider below.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Guaranteed Minimum Income Benefit -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however, you will still pay the Rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit) -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment "floor."

      The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the SBL Money Market Subaccount, the Fixed Account, the PIMCO Low Duration Subaccount and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the SBL Money Market Subaccount, the Fixed Account, the PIMCO Low Duration Subaccount or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without

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a proportional reduction in the Minimum Income Benefit. If you purchase this rider when you purchase the Contract, the Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchase this rider on a Contract Anniversary, the Annual Limit initially is equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday.

      In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under "Annuity Options." The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

      The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. The Alternate Benefit is available only on the tenth anniversary of the rider purchase date and shall not be available thereafter. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

--------------------------------------------
Payment Frequency   Total Number of Payments
--------------------------------------------
     Monthly                   180
    Quarterly                   60
   Semiannual                   30
     Annual                     15
--------------------------------------------

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under "Annuity Options").

      The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

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      If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.


      This rider is available only if the age of the Annuitant at the time the rider is issued is 79 or younger.


      Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.

Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however, you will still pay the Rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into

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account the timing of when each Purchase Payment and withdrawal occurred. The
Company accrues such interest until the earliest of: (1) the Annuity Start Date;
(2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Annual Stepped Up and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Enhanced Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

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      This rider is available only if the age of the Owner at the time the
Contract is issued is age 79 or younger. See the discussion under "Death
Benefit."

Combined Enhanced and Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the

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death benefit will the Contract Value on the Valuation Date due proof of the
Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit) -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit") as described under "6% Dollar for Dollar Guaranteed Minimum Income Benefit"; provided, however, that unlike the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, this rider is available only at the time you purchase the Contract. For a discussion of the Minimum Income Benefit, see "6% Dollar for Dollar Guaranteed Minimum Income Benefit."

      In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Minimum Death Benefit, as described below.

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit "floor."

      The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.

      The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and/or Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the SBL Money Market Subaccount, the Fixed Account, the PIMCO Low Duration Subaccount and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the SBL Money Market Subaccount, the Fixed Account, the PIMCO Low Duration Subaccount or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner's 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death

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Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a)
minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

      In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.


      This rider is available only if the age of each Owner on the Contract Date is 79 or younger and the age of each Annuitant on the Contract Date is 79 or younger. See the discussion under "Death Benefit."


Guaranteed Minimum Withdrawal Benefit -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

              ---------------------------------------------------
                         Annual
                   Withdrawal Amount*          Benefit Amount*
              ---------------------------------------------------
                           5%                       130%
                           6%                       110%
                           7%                       100%
              ----------------------------------------------------
              * A percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a
                 Contract Anniversary)
              ---------------------------------------------------

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment

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                                       33

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including any Credit Enhancements and/or Bonus Credits, and the Remaining
Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

Total Protection -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

      Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Credits or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

      This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

      The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

      The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed

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Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

      This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.

Extra Credit -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both the Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See "Automatic Bonus Credit."

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See

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"Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                   -----------------------------------------
                                         Rate of Return
                     Interest Rate      (net of expenses)
                   -----------------------------------------
                          3%                 -5.00%
                          4%                 -1.50%
                          5%                  0.80%
                   -----------------------------------------

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

Waiver of Withdrawal Charge -- This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months

--------------------------------------------------------------------------------
                                       36

--------------------------------------------------------------------------------

preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

Alternate Withdrawal Charge -- This rider makes available an alternative withdrawal charge schedule. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

            -----------------------------------------------------
                 0-Year Schedule              4-Year Schedule
            -----------------------------------------------------
             Purchase                     Purchase
            Payment Age    Withdrawal    Payment Age    Withdrawal
            (in years)       Charge      (in years)      Charge
            -----------------------------------------------------
            0 and over         0%             1            7%
                                              2            7%
                                              3            6%
                                              4            5%
                                         5 and over        0%
            -----------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

Purchase Payments -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.


Automatic Bonus Credit -- During the period of May 1, 2005 through December 31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007;
(2) the Contract was issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.

--------------------------------------------------------------------------------
                                       37

--------------------------------------------------------------------------------

      The Bonus Credit, which is added to Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applies the Bonus Credit to Contract Value at the time the Purchase Payment is effective, and any Bonus Credit is allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.

      The Bonus Credit is subject to any applicable withdrawal charge. There is no charge for this rider.


Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account; provided that the Fixed Account is available under your Contract.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

Dollar Cost Averaging Option -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

--------------------------------------------------------------------------------
                                       38

--------------------------------------------------------------------------------

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis or one quarter if transfers were made on a quarterly basis before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "Transfers and Withdrawals from the Fixed Account."

Asset Reallocation Option -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

Transfers of Contract Value -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account." The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the SBL Money Market Subaccount. The

--------------------------------------------------------------------------------
                                       39

--------------------------------------------------------------------------------

Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       40

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Number of
                                                                                                                  Round Trip
                                                 Subaccount                                                       Transfers
----------------------------------------------------------------------------------------------------------------------------
SBL Money Market                                                                                                  Unlimited
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA and Oppenheimer Main Street Small Cap Fund(R)/VA                                       6(1)
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real                4(1)
Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Direxion Evolution VP All-Cap Equity,
Direxion Evolution VP Managed Bond, Franklin Income Securities, Franklin Small Cap Value Securities, Legg
Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Global High Yield Bond, Legg Mason
Partners Variable Small Cap Growth, Mutual Discovery Securities, Neuberger Berman AMT Socially Responsive,
PIMCO VIT All Asset, PIMCO VIT commodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT
Foreigh Bond (U.S. Dollar Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Small Cap
StocksPLUS(R) TR, Rydex Absolute Return Strategies, Rydex VT Essential Portfolio Aggressive, Rydex VT
Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT
Multi-Cap Core Equity, Rydex VT Sector Rotation, SBL Alpha Opportunity, SBL Diversified Income, SBL
Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed
Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Select 25, SBL Small Cap Growth, SBL Small Cap
Value, Van Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging Markets Equity, Van
Kampen UIF Equity and Income
----------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value, American Century VP Ultra(R) and American Century VP Value                        2(1)
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International, MFS(R) VIT Total Return, MFS(R) VIT Utilities,                                    2(2)
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH Risk Managed Core, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth                       1(3)
----------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap                                                                                                      1(4)
----------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth and Dreyfus VIF International Value                                                     1(5)
----------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

--------------------------------------------------------------------------------


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer

--------------------------------------------------------------------------------
                                       41

--------------------------------------------------------------------------------

policies and procedures. However, under SEC rules, the Company is required to:
(1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the SBL Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount

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and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     The amount of any outstanding Contract Debt,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 1.20%, and (5) the administration charge under the Contract of 0.15%.

      The minimum mortality and expense risk charge of 1.20% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the

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current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m.
Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

Full and Partial Withdrawals -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

      The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations

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                                       44

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or restrictions on withdrawals. For more information, see "Restrictions on
Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

      In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."


Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.


Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If any

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Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of any Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant dies, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of Annual Stepped Up Death Benefit Rider, Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and Total Protection Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Death of the Annuitant -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

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Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include the Bonus Credits for purposes of assessing the withdrawal charge. As such, the Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceed the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

               ---------------------------------------------------
                     Purchase Payment or
                 Bonus Credit Age (in years)    Withdrawal Charge
               ---------------------------------------------------
                              1                        7%
                              2                        7%
                              3                        6%
                              4                        5%
                              5                        4%
                              6                        3%
                              7                        2%
                          8 and over                   0%
               ---------------------------------------------------

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 1.20%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

               ------------------------------------------------------
                                             Annual Mortality and
               Contract Value                 Expense Risk Charge
               ------------------------------------------------------
               Less than $25,000                     1.45%
               At least $25,000 but less
                  than $100,000                      1.30%
               $100,000 or more                      1.20%
               ------------------------------------------------------

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These amounts are also deducted during the Annuity Period. Under Options 5 and
6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Account Administration Charge -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.


Premium Tax Charge -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.


Loan Interest Charge -- The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

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Optional Rider Charges -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit, and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may select only one Rider that provides a death benefit.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states. You may not select riders with a total charge that exceeds 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%, the Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%, and the Total Protection Rider with a cost of 0.85%, because the total cost of such riders, 1.85%, would exceed the applicable maximum rider charge of 1.60%.

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
-----------------------------------------------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                              Annual
                                                                                                Rate(1)    Rider Charge
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   3%          0.15%
Guaranteed Minimum Income Benefit                                                                  5%          0.30%
-----------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                             6%          0.60%
-----------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                                   --           0.20%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   3%          0.10%
                                                                                                   5%          0.20%
Guaranteed Growth Death Benefit                                                                    6%(2)       0.25%
                                                                                                   7%(2)       0.30%
-----------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                                     5%          0.25%
-----------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                                            --           0.25%
-----------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                             --           0.35%
-----------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                              5%          0.35%
-----------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                           5%          0.45%
-----------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit        6%          0.85%
-----------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                                             --           0.45%(3)
-----------------------------------------------------------------------------------------------------------------------
Total Protection                                                                                  --           0.85%(4)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   3%          0.40%
Extra Credit(5)                                                                                    4%          0.55%
                                                                                                   5%          0.70%
-----------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                                       --           0.05%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                 0-Year        0.70%
Alternate Withdrawal Charge(6)                                                                   4-Year        0.60%(7)
-----------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(7) The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.
--------------------------------------------------------------------------------


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Guarantee of Certain Charges -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.45% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period


General -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.


      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot

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make partial withdrawals or surrender his or her annuity for the Withdrawal
Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      Option 3 -- Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      Option 4 --

      A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have

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been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      Option 5 -- Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 6 -- Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 7 -- Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 8 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable

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annuity payments are allocated to more than one Subaccount, the number of
Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

The Fixed Account

      The Fixed Account is not available in all states. Even if it is available in your state, the Fixed Account is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. If the Fixed Account option and Loan Account are important to you, you should not select the foregoing optional riders.

      If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

Interest -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed

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Account will be guaranteed for rolling periods of one or more years (each a
"Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DCA Plus Account -- The DCA Plus Account is not available in all states. If it is available in your state, you may allocate all or part of your initial Purchase Payment to the DCA Plus Account, which is part of the Company's Fixed Account. The rate of Current Interest declared by the Company for the DCA Plus Account will be fixed for the applicable DCA Plus Period, which is a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account. If you would like to allocate your initial Purchase Payment to the DCA Plus Account, you must complete a DCA Plus form, which is available upon request. Upon the form, you must select the applicable DCA Plus Period, the Subaccounts to which monthly transfers from the DCA Plus Account will be made, and the percentage to be allocated to each such Subaccount. Transfers from the DCA Plus Account to the Fixed Account are not permitted.

      The Company will transfer your Contract Value allocated to the DCA Plus Account to the Subaccounts that you select on a monthly basis over the DCA Plus Period. The Company will effect each transfer on the monthly anniversary of the date that your Purchase Payment is allocated to the DCA Plus Account, and the first such transfer will be made on the first monthly anniversary of that date. The amount of each monthly transfer is found by dividing Contract Value allocated to the DCA Plus Account by the number of months remaining in the DCA Plus Period. The Company may declare a rate of Current Interest for the DCA Plus Account that differs from the rate declared for the Fixed Account.

      You may allocate only Purchase Payments to the DCA Plus Account, and transfers of Contract Value to this account are not permitted under the Contract. Any Purchase Payments allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the Subaccounts over the months remaining in the DCA Plus Period. The DCA Plus Account is not available if you have purchased a 0-Year or 4-Year Alternate Withdrawal Charge Rider or the Extra Credit Rider, or if the DCA Plus Period has expired. You may terminate your allocation to the DCA Plus Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to one or more of the Subaccounts.

Death Benefit -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."


Contract Charges -- Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against

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the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.


Transfers and Withdrawals from the Fixed Account -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

Payments from the Fixed Account -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded

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at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

Dividends -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


Loans -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan; provided, however, that loans are not available in certain states. If loans are available in your state, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.


      When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn the minimum rate of interest guaranteed under the Fixed Account. The Owner's Contract must provide a Fixed Account option for the Owner to be eligible to take a loan. See "The Fixed Account" to determine its availability.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to

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time by the Company but will never be greater than an amount equal to the
Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 1% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 3.7%. Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

      Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."


      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b)

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tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.


      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.


      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."



Restrictions under the Texas Optional Retirement Program -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.


Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of the Company and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will

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review the question of a charge to the Separate Account, the Subaccounts or the
Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General--Non-Qualified Plans -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.


      Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.


      Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is

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taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

Additional Considerations --

      Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract

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owner during any calendar year are to be aggregated and treated as one contract.
Thus, any amount received under any such contract prior to the contract's
Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      Possible Tax Changes. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

      Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase

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annuity contracts, and, subject to certain limitations, to exclude the amount of
Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.


      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."


      Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to the Contract.


      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.


      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.



      Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.


     Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.


      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."


      Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

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      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.

      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($85,000 for a married couple filing a joint return and $53,000 for a single taxpayer in 2008). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $159,000 and $169,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $101,000 to $116,000 in adjusted gross income ($159,000 to $169,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.


      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

      Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not

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qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.


      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

      Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations --

      Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides

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general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Other Information


Investment Advisory Fees -- You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers (except our affiliate, Brecek & Young Advisors, Inc.), and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses.


      We have entered into an agreement with an investment adviser, Vantage Advisors, LLC, to provide asset allocation services in connection with the Contract. In providing such asset allocation services, Vantage Advisors currently uses the Ibbotson Asset Allocation Program, a proprietary asset allocation and rebalancing program developed by Ibbotson Associates Advisors, LLC. We pay Vantage Advisors a monthly fee, which is based on the aggregate Contract Value of those Contracts for which Owners have retained Vantage Advisors to provide such services. Vantage Advisors has agreed that it will not charge Owners for its asset allocation services provided in connection with the Contract for so long as its agreement with the Company is in effect. You should consult with your representative for details regarding Vantage Advisors' services.

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds

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should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.


Electronic Privileges -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.


      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its

--------------------------------------------------------------------------------
                                       67

--------------------------------------------------------------------------------

procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

Legal Matters -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD,
Inc.



      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2007, 2006 and 2005, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $56,968,135, $56,800,140 and $5,524,321 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


      Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions

--------------------------------------------------------------------------------
                                       68

--------------------------------------------------------------------------------

and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

      Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.


      The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2007 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
PlanMember Securities Corporation, Vantage Securities/Advisors, Inc., OFG Financial Services, Inc., Morgan Keegan & Company, Inc., Brecek & Young Advisors, Inc., Legend Equities Corporation, Aquarius Fund Distributors, Inc., Flexible Plan Investments, Ltd., Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., NEXT Financial Group, Inc., Great American Advisors, Inc., Geneos Wealth Management, Inc., Pension Planners Securities, Inc., GWN Securities, Inc.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

      Additional Compensation Paid to Affiliated Selling Broker-Dealers. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the

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                                       69

--------------------------------------------------------------------------------

Contract in accordance with its respective internal compensation program.

Performance Information

      Performance information for the Subaccounts, including the yield and effective yield of the SBL Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the SBL Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until June 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


Financial Statements -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


Table of Contents for Statement of Additional Information

      The Statement of Additional Information for the AdvanceDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

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                                       70

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GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets
   Administrative Services for Certain Owners

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID
UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       71

--------------------------------------------------------------------------------

Objectives for Underlying Funds

--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.


-----------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic               Series II      Long-term growth of capital         Invesco Aim Advisors, Inc.
Value Fund                                                                      11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1179
                                                                                (Investment Adviser)

                                                                                AIM Funds Management Inc., 5140 Yonge
                                                                                Street, Suite 900, Toronto, Ontario, Canada
                                                                                M2N 6X7
                                                                                (Sub-adviser)

                                                                                Invesco Global Asset Management (N.A.), Inc.,
                                                                                One Midtown Plaza, 1360 Peachtree Street,
                                                                                N.E., Suite 100, Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Institutional (N.A.), Inc., One Midtown
                                                                                Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Senior Secured Management, Inc.,
                                                                                1166 Avenue of the Americas, New York, NY
                                                                                10036
                                                                                (Sub-adviser)

                                                                                Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Limited, 30 Finsbury
                                                                                Square, London, EC2A 1AG, United Kingdom
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management (Japan) Limited,
                                                                                25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                6025, Japan
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Deutschland GmbH,
                                                                                Bleichstrasse 60-62, Frankfurt, Germany
                                                                                60313
                                                                                (Sub-adviser)

                                                                                Invesco Australia Limited, 333 Collins Street,
                                                                                Level 26, Melbourne Vic 3000, Australia
                                                                                (Sub-adviser)

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       72

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital             Series II      Long-term growth of capital         Invesco Aim Advisors, Inc.
Development                                                                     11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1179
                                                                                (Investment Adviser)

                                                                                AIM Funds Management Inc., 5140 Yonge Street,
                                                                                Suite 900, Toronto, Ontario, Canada
                                                                                M2N 6X7
                                                                                (Sub-adviser)

                                                                                Invesco Global Asset Management (N.A.), Inc.,
                                                                                One Midtown Plaza, 1360 Peachtree Street,
                                                                                N.E., Suite 100, Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Institutional (N.A.), Inc., One Midtown
                                                                                Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Senior Secured Management, Inc.,
                                                                                1166 Avenue of the Americas, New York, NY
                                                                                10036
                                                                                (Sub-adviser)

                                                                                Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Limited, 30 Finsbury
                                                                                Square, London, EC2A 1AG, United Kingdom
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management (Japan) Limited,
                                                                                25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                6025, Japan
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Deutschland
                                                                                GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                60313
                                                                                (Sub-adviser)

                                                                                Invesco Australia Limited, 333 Collins Street,
                                                                                Level 26, Melbourne Vic 3000, Australia
                                                                                (Sub-adviser)

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       73

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global              Series I       Capital growth                      Invesco Aim Advisors, Inc.
Health Care Fund                                                                11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1182
                                                                                (Investment Adviser)

                                                                                AIM Funds Management Inc., 5140 Yonge Street,
                                                                                Suite 900, Toronto, Ontario, Canada
                                                                                M2N 6X7
                                                                                (Sub-adviser)

                                                                                Invesco Global Asset Management (N.A.), Inc.,
                                                                                One Midtown Plaza, 1360 Peachtree Street,
                                                                                N.E., Suite 100, Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Institutional (N.A.), Inc., One Midtown
                                                                                Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Senior Secured Management, Inc.,
                                                                                1166 Avenue of the Americas, New York, NY
                                                                                10036
                                                                                (Sub-adviser)

                                                                                Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Limited, 30 Finsbury
                                                                                Square, London, EC2A 1AG, United Kingdom
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management (Japan) Limited,
                                                                                25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                6025, Japan
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Deutschland
                                                                                GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                60313
                                                                                (Sub-adviser)

                                                                                Invesco Australia Limited, 333 Collins Street,
                                                                                Level 26, Melbourne Vic 3000, Australia
                                                                                (Sub-adviser)

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       74

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global              Series I       Achieve high total return through   Invesco Aim Advisors, Inc.
Real Estate Fund                            growth of capital and current       11 Greenway Plaza, Suite 100
                                            income.                             Houston, TX 77046-1173
                                                                                (Investment Advisor)

                                                                                AIM Funds Management Inc., 5140 Yonge
                                                                                Street, Suite 900, Toronto, Ontario, Canada
                                                                                M2N 6X7
                                                                                (Sub-adviser)

                                                                                Invesco Global Asset Management (N.A.), Inc.,
                                                                                One Midtown Plaza, 1360 Peachtree Street,
                                                                                N.E., Suite 100, Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Institutional (N.A.), Inc., One Midtown
                                                                                Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Senior Secured Management, Inc.,
                                                                                1166 Avenue of the Americas, New York, NY
                                                                                10036
                                                                                (Sub-adviser)

                                                                                Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Limited, 30 Finsbury
                                                                                Square, London, EC2A 1AG, United Kingdom
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management (Japan) Limited,
                                                                                25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                6025, Japan
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Deutschland
                                                                                GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                60313
                                                                                (Sub-adviser)

                                                                                Invesco Australia Limited, 333 Collins Street,
                                                                                Level 26, Melbourne Vic 3000, Australia
                                                                                (Sub-adviser)

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       75

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International       Series II      To provide long-term growth of      Invesco Aim Advisors, Inc.
Growth Fund                                 capital                             11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1183
                                                                                (Investment Adviser)

                                                                                AIM Funds Management Inc., 5140 Yonge
                                                                                Street, Suite 900, Toronto, Ontario, Canada
                                                                                M2N 6X7
                                                                                (Sub-adviser)

                                                                                Invesco Global Asset Management (N.A.), Inc.,
                                                                                One Midtown Plaza, 1360 Peachtree Street,
                                                                                N.E., Suite 100, Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Institutional (N.A.), Inc., One Midtown
                                                                                Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Senior Secured Management, Inc.,
                                                                                1166 Avenue of the Americas, New York, NY
                                                                                10036
                                                                                (Sub-adviser)

                                                                                Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Limited, 30 Finsbury
                                                                                Square, London, EC2A 1AG, United Kingdom
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management (Japan) Limited,
                                                                                25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                6025, Japan
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Deutschland GmbH,
                                                                                Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                                (Sub-adviser)

                                                                                Invesco Australia Limited, 333 Collins Street,
                                                                                Level 26, Melbourne Vic 3000, Australia
                                                                                (Sub-adviser)

-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       76

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap             Series II      Long-term growth of capital         Invesco Aim Advisors, Inc.
Core Equity Fund                                                                11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1184
                                                                                (Investment Adviser)

                                                                                AIM Funds Management Inc., 5140 Yonge Street,
                                                                                Suite 900, Toronto, Ontario, Canada
                                                                                M2N 6X7
                                                                                (Sub-adviser)

                                                                                Invesco Global Asset Management (N.A.), Inc.,
                                                                                One Midtown Plaza, 1360 Peachtree Street,
                                                                                N.E., Suite 100, Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Institutional (N.A.), Inc., One Midtown
                                                                                Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Senior Secured Management, Inc.,
                                                                                1166 Avenue of the Americas, New York, NY
                                                                                10036
                                                                                (Sub-adviser)

                                                                                Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Limited, 30 Finsbury
                                                                                Square, London, EC2A 1AG, United Kingdom
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management (Japan) Limited,
                                                                                25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                6025, Japan
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Deutschland GmbH,
                                                                                Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                                (Sub-adviser)

                                                                                Invesco Australia Limited, 333 Collins Street,
                                                                                Level 26, Melbourne Vic 3000, Australia
                                                                                (Sub-adviser)

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP          Class II       Seeks long-term growth with         American Century Investment Management, Inc.
Mid Cap Value                               income as a secondary objective.    4500 Main Street
                                                                                Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------------
American Century             Class II       Long-term capital growth            American Century Investment Management, Inc.
VP Ultra(R) Fund                                                                4500 Main Street
                                                                                Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------------
American Century             Class II       Long-term capital growth            American Century Investment Management, Inc.
VP Value Fund                                                                   4500 Main Street
                                                                                Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       77

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
Direxion Evolution VP                       High total rate of return           Rafferty Asset Management, LLC
All-Cap Equity Fund                                                             33 Whitehall Street, 10th Floor
                                                                                New York, NY 10004-2114
                                                                                (Investment Adviser)

                                                                                Flexible Plan Investments, Ltd.
                                                                                3883 Telegraph Road, Suite 100
                                                                                Bloomfield Hills, MI 48302-1432
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Direxion Evolution VP                       High total rate of return           Rafferty Asset Management, LLC
Managed Bond Fund                                                               33 Whitehall Street, 10th Floor
                                                                                New York, NY 10004-2114
                                                                                (Investment Adviser)

                                                                                Flexible Plan Investments, Ltd.
                                                                                3883 Telegraph Road, Suite 100
                                                                                Bloomfield Hills, MI 48302-1432
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology        Service        Capital appreciation                The Dreyfus Corporation
Growth Portfolio                                                                200 Park Avenue
                                                                                New York, NY 10166-0039
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                  Service        Long-term capital growth            The Dreyfus Corporation
International                                                                   200 Park Avenue
Value Portfolio                                                                 New York, NY 10166-0039
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income              Class II       Maximize income while               Franklin Advisers, Inc.
Securities                                  maintaining prospects for capital   One Franklin Parkway
                                            appreciation.                       San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap           Class II       Long-term total return              Franklin Advisory Services, LLC
Value Securities                                                                One Parker Plaza, Ninth Floor
                                                                                Fort Lee, NJ 07024-2920
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH           Service        Seeks long-term growth of capital   Janus Capital Management LLC
Risk-Managed Core                                                               151 Detroit Street
                                                                                Denver, CO 80206-4805
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap        Service        Seeks long-term growth of capital   Janus Capital Management LLC
Growth                                      in a manner consistent with the     151 Detroit Street
                                            preservation of capital.            Denver, CO 80206-4805
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap          Service        Seeks long-term growth of capital   Janus Capital Management LLC
Growth                                                                          151 Detroit Street
                                                                                Denver, CO 80206-4805
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners          Class II       Capital appreciation                Legg Mason Partners Fund Advisor, LLC
Variable Aggressive                                                             620 Eighth Ave.
Growth                                                                          New York, NY 10018

                                                                                ClearBridge Advisors, LLC
                                                                                620 Eighth Ave.
                                                                                New York, NY 10018
                                                                                (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       78

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners          Class II       Seeks to maximize total return,     Legg Mason Partners Fund Advisor, LLC
Variable Global High                        consistent with the preservation    620 Eighth Ave.
Yield Bond                                  of capital.                         New York, NY 10018

                                                                                Western Asset Management Company
                                                                                385 East Colorado Boulevard
                                                                                Pasadena, CA 91101
                                                                                (Sub-Adviser)

                                                                                Western Asset Management Company Limited
                                                                                10 Exchange Square
                                                                                Primrose Street
                                                                                London EC2A 2EN
                                                                                (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners          Class I        Long-term growth of capital         Legg Mason Partners Fund Advisor, LLC
Variable Small Cap                                                              620 Eighth Ave.
Growth                                                                          New York, NY 10018

                                                                                ClearBridge Advisors, LLC
                                                                                620 Eighth Ave.
                                                                                New York, NY 10018
                                                                                (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research          Service        Capital appreciation                Massachusetts Financial Services Company
International                                                                   500 Boylston Street
                                                                                Boston, MA 02116-3741
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return      Service        To seek total return                Massachusetts Financial Services Company
                                                                                500 Boylston Street
                                                                                Boston, MA 02116-3741
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities         Service        To seek total return                Massachusetts Financial Services Company
                                                                                500 Boylston Street
                                                                                Boston, MA 02116-3741
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery             Class II       Capital appreciation                Franklin Mutual Advisers, LLC
Securities                                                                      101 John F. Kennedy Parkway
                                                                                Short Hills, NJ 07078-2797

                                                                                Franklin Templeton Investment
                                                                                Management Limited
                                                                                The Adelphi Building
                                                                                1-11 John Adam Street
                                                                                London WC2N 6HT
                                                                                (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT         Class S        Long-term growth of capital by      Neuberger Berman Management Inc.
Socially Responsive                         investing primarily in securities   605 Third Avenue, 2nd Floor
                                            of companies that meet the Fund's   New York, NY 10158-3698
                                            financial criteria and social       (Investment Adviser)
                                            policy.

                                                                                Neuberger Berman, LLC
                                                                                605 Third Avenue, 2nd Floor
                                                                                New York, NY 10158-3698
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       79

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond        Service        The Fund seeks a high level of      OppenheimerFunds, Inc.
Fund/VA                                     current income principally          Two World Financial Center
                                            derived from interest on debt       225 Liberty Street, 11th Floor
                                            securities. The Fund invests        New York, NY 10281
                                            mainly in debt securities of
                                            issuers in three market sectors:
                                            foreign governments and
                                            companies, U.S. governments and
                                            companies, U.S. government
                                            securities and lower-grade high
                                            yield securities of U.S. and
                                            foreign companies.
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street      Service        This Fund invests in a              OppenheimerFunds, Inc.
Small Cap Fund(R)/VA                        well-diversified mix of smaller     Two World Financial Center
                                            company stocks for capital          225 Liberty Street, 11th Floor
                                            appreciation potential.             New York, NY 10281
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All              Administrative   Maximum real return consistent      Pacific Investment Management Company LLC
Asset Portfolio                             with preservation of real capital   840 Newport Center Drive, Suite 100
                                            and prudent investment management.  Newport Beach, CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Commodity        Administrative   Maximum real return consistent      Pacific Investment Management Company LLC
RealReturn Strategy                         with prudent investment             840 Newport Center Drive, Suite 100
                                            management.                         Newport Beach, CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging           Advisor        Seeks maximum total return,         Pacific Investment Management Company LLC
Markets Bond                                consistent with preservation of     840 Newport Center Drive, Suite 100
                                            capital and prudent investment      Newport Beach, CA 92660-6398
                                            management.
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond     Administrative   Maximum total return, consistent    Pacific Investment Management Company LLC
(U.S. Dollar Hedged)                        with preservation of capital and    840 Newport Center Drive, Suite 100
                                            prudent investment management.      Newport Beach, CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration     Administrative   Seeks maximum total return          Pacific Investment Management Company LLC
Portfolio                                   consistent with preservation of     840 Newport Center Drive, Suite 100
                                            capital and prudent investment      Newport Beach, CA 92660-6398
                                            management.
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real             Administrative   Maximum real return consistent      Pacific Investment Management Company LLC
Return Portfolio                            with preservation of real capital   840 Newport Center Drive, Suite 100
                                            and prudent investment management.  Newport Beach, CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Small Cap          Advisor        Seeks total return which exceeds    Pacific Investment Management Company LLC
StocksPLUS(R) TR                            that of the Russell 2000.           840 Newport Center Drive, Suite 100
                                                                                Newport Beach, CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap                             Long-term growth of capital         Royce & Associates, LLC
                                                                                1414 Avenue of the Americas
                                                                                New York, NY 10019-2570
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Absolute                           Seeks to provide capital            Rydex Investments
Return Strategies                           appreciation consistent with the    9601 Blackwell Road, Suite 500
                                            return and rick characteristics     Rockville, MD 20850-6478
                                            of the hedge fund universe.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                          The Essential Portfolio             Rydex Investments
Portfolio Aggressive                        Aggressive Fund's objective is to   9601 Blackwell Road, Suite 500
                                            primarily seek growth of capital.   Rockville, MD 20850-6478
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                          The Essential Portfolio             Rydex Investments
Portfolio Conservative                      Conservative Fund's objective is    9601 Blackwell Road, Suite 500
                                            to primarily seek preservation of   Rockville, MD 20850-6478
                                            capital and, secondarily, to seek
                                            long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       80

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                          The Essential Portfolio Moderate    Rydex Investments
Portfolio Moderate                          Fund's objective is to primarily    9601 Blackwell Road, Suite 500
                                            seek growth of capital and,         Rockville, MD 20850-6478
                                            secondarily, to seek preservation
                                            of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity                      Seeks to provide capital            Rydex Investments
                                            appreciation consistent with the    9601 Blackwell Road, Suite 500
                                            return and risk characteristics     Rockville, MD 20850-6478
                                            of the long/short hedge fund
                                            universe.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap                          Long-term capital appreciation      Rydex Investments
Core Equity                                                                     9601 Blackwell Road, Suite 500
                                                                                Rockville, MD 20850-6478
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector                             Long-term capital appreciation      Rydex Investments
Rotation Fund                                                                   9601 Blackwell Road, Suite 500
                                                                                Rockville, MD 20850-6478
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series A                           Long-term growth of capital         Security Investors, LLC
(SBL Equity)                                                                    One Security Benefit Place
                                                                                Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series B                           Long-term growth of capital         Security Investors, LLC
(SBL Large Cap Value)                                                           One Security Benefit Place
                                                                                Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series C                           As high a level of current income   Security Investors, LLC
(SBL Money Market)                          as is consistent with               One Security Benefit Place
                                            preservation of capital by          Topeka, KS 66636-0001
                                            investing in money market
                                            securities with varying
                                            maturities.
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series D                           Long-term growth of capital         Security Investors, LLC
(SBL Global)                                                                    One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                Security Global Investors, LLC
                                                                                One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series E                           Current income with security of     Security Investors, LLC
(SBL Diversified Income)                    principal                           One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series H                           Outperform S&P 500 Index            Security Investors, LLC
(SBL Enhanced Index)                                                            One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                Northern Trust Investments, N.A.
                                                                                50 LaSalle Street
                                                                                Chicago, IL 60675
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series J                           Capital appreciation                Security Investors, LLC
(SBL Mid Cap Growth)                                                            One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       81

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series N                           High level of total return          Security Investors, LLC
(SBL Managed                                                                    One Security Benefit Place
Asset Allocation)                                                               Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                T. Rowe Price Associates, Inc.
                                                                                100 East Pratt Street
                                                                                Baltimore, MD 21202-1090
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series O                           Substantial dividend income and     Security Investors, LLC
(SBL Equity Income)                         capital appreciation.               One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                T. Rowe Price Associates, Inc.
                                                                                100 East Pratt Street
                                                                                Baltimore, MD 21202-1090
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series P                           High current income and capital     Security Investors, LLC
(SBL High Yield)                            appreciation as a secondary         One Security Benefit Place
                                            objective.                          Topeka, KS 66636-0001
                                                                                (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Q                           Capital growth                      Security Investors, LLC
(SBL Small Cap Value)                                                           One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                Wells Capital Management Incorporated
                                                                                525 Market Street, 10th Floor
                                                                                San Francisco, CA 94105
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series V                           Long-term growth of capital         Security Investors, LLC
(SBL Mid Cap Value)                                                             One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series X                           Long-term growth of capital         Security Investors, LLC
(SBL Small Cap Growth)                                                          One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                RS Investment Management, L.P.
                                                                                388 Market Street
                                                                                San Francisco, CA 94111
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Y                           Long-term growth of capital         Security Investors, LLC
(SBL Select 25)                                                                 One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Z                           Long-term growth of capital         Security Investors, LLC
(SBL Alpha Opportunity)                                                         One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                Mainstream Investment Advisers, LLC
                                                                                101 West Spring Street, Suite 401
                                                                                New Albany, IN 47150-3610
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       82

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock      Class II       Capital growth and income through   Van Kampen Asset Management
                                            investments in equity securities,   522 Fifth Ave.
                                            including common stocks,            New York, NY 10036
                                            preferred stocks and securities
                                            convertible into common and
                                            preferred stocks.
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government    Class II       High current return consistent      Van Kampen Asset Management
                                            with preservation of capital.       522 Fifth Ave.
                                                                                New York, NY 10036
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging      Class II       Seeks long-term capital             Morgan Stanley Investment Management Inc.
Markets Equity Portfolio                    appreciation by investing           522 Fifth Ave.
                                            primarily in growth-oriented        New York, NY 10036
                                            equity securities of issuers in
                                            emerging market countries.
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity        Class II       Capital appreciation and current    Morgan Stanley Investment Management Inc.
and Income Portfolio                        income.                             522 Fifth Ave.
                                                                                New York, NY 10036
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       83

                                              [LOGO] SECURITY BENEFIT(SM)
                                                     Security Distributors, Inc.

Prospectus                                 May 1, 2008


--------------------------------------------------------------------------------
SECUREDESIGNS(R) VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                              ---------------------
                                                Important Privacy
                                                 Notice Included

                                                 See Back Cover
                                              ---------------------

V6917 (R5-08)                                                        32-69179-00

--------------------------------------------------------------------------------

                        SECUREDESIGNS(R) VARIABLE ANNUITY

                      Individual Flexible Purchase Payment
                       Deferred Variable Annuity Contract

               Issued By:                            Mailing Address:
Security Benefit Life Insurance Company  Security Benefit Life Insurance Company
One Security Benefit Place               P.O. Box 750497
Topeka, Kansas 66636-0001                Topeka, Kansas 66675-0497
(1-800-888-2461)
--------------------------------------------------------------------------------

      This Prospectus describes the SecureDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o    AIM V.I. Basic Value
o    AIM V.I. Capital Development
o    AIM V.I. Global Health Care
o    AIM V.I. Global Real Estate
o    AIM V.I. International Growth
o    AIM V.I. Mid Cap Core Equity
o    American Century VP Mid Cap Value
o    American Century VP Ultra(R)
o    American Century VP Value
o    Dent Strategic Portfolio
o    Dreyfus IP Technology Growth
o    Dreyfus VIF International Value
o    Franklin Income Securities
o    Franklin Small Cap Value Securities
o    Franklin Templeton VIP Founding Funds Allocation
o    Janus Aspen INTECH Risk-Managed Core
o    Janus Aspen Large Cap Growth
o    Janus Aspen Mid Cap Growth
o    Legg Mason Partners Variable Aggressive Growth
o    Legg Mason Partners Variable Global High Yield Bond
o    Legg Mason Partners Variable Small Cap Growth
o    MFS(R) VIT Research International
o    MFS(R) VIT Total Return
o    MFS(R) VIT Utilities
o    Mutual Discovery Securities
o    Neuberger Berman AMT Socially Responsive
o    Oppenheimer Core Bond Fund/VA
o    Oppenheimer Main Street Small Cap Fund(R)/VA
o    PIMCO VIT All Asset
o    PIMCO VIT CommodityRealReturn Strategy
o    PIMCO VIT Emerging Markets Bond
o    PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
o    PIMCO VIT Low Duration
o    PIMCO VIT Real Return
o    PIMCO VIT Small Cap StocksPLUS(R) TR
o    Royce Micro-Cap
o    RVT CLS AdvisorOne Amerigo
o    RVT CLS AdvisorOne Clermont
o    Rydex VT Absolute Return Strategies
o    Rydex VT Alternative Strategies Allocation
o    Rydex VT Essential Portfolio Aggressive
o    Rydex VT Essential Portfolio Conservative
o    Rydex VT Essential Portfolio Moderate
o    Rydex VT Hedged Equity
o    Rydex VT International Rotation
o    Rydex VT Multi-Cap Core Equity
o    Rydex VT Sector Rotation
o    SBL Alpha Opportunity
o    SBL Diversified Income
o    SBL Enhanced Index
o    SBL Equity

--------------------------------------------------------------------------------
      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      This Prospectus is accompanied by the current prospectuses for the Underlying Funds. You should read the prospectuses carefully and retain them for future reference.

      Expenses for this Contract, if purchased with the Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2008

--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1.
--------------------------------------------------------------------------------
V6917 (R5-08)                                                        32-69179-00

--------------------------------------------------------------------------------

o    SBL Equity Income
o    SBL Global
o    SBL High Yield
o    SBL Large Cap Value
o    SBL Managed Asset Allocation
o    SBL Mid Cap Growth
o    SBL Mid Cap Value
o    SBL Money Market
o    SBL Select 25
o    SBL Small Cap Growth
o    SBL Small Cap Value
o    Van Kampen LIT Comstock
o    Van Kampen LIT Government
o    Van Kampen UIF Emerging Markets Equity
o    Van Kampen UIF Equity and Income


      Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability. The Fixed Account is not available in all states.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 80 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------

                                Table of Contents


                                                                      Page

DEFINITIONS .......................................................     5

SUMMARY ...........................................................     6
   Purpose of the Contract ........................................     6
   The Separate Account and the Funds .............................     6
   Fixed Account ..................................................     7
   Purchase Payments ..............................................     7
   Contract Benefits ..............................................     7
   Optional Riders ................................................     7
   Free-Look Right ................................................     8
   Charges and Deductions .........................................     8
   Tax-Free Exchanges .............................................    11
   Contacting Security Benefit ....................................    11

EXPENSE TABLE. ....................................................    12
   Contract Owner Transaction Expenses ............................    12
   Periodic Expenses ..............................................    12
   Optional Rider Expenses ........................................    13
   Examples .......................................................    14

CONDENSED FINANCIAL INFORMATION. ..................................    15

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
   AND THE FUNDS ..................................................    25
   Security Benefit Life Insurance Company ........................    25
   Published Ratings ..............................................    25
   Separate Account ...............................................    25
   Underlying Funds ...............................................    25

THE CONTRACT ......................................................    27
   General ........................................................    27
   Application for a Contract .....................................    27
   Optional Riders ................................................    27
   Guaranteed Lifetime Withdrawal Benefit Rider ...................    28
   Guaranteed Minimum Income Benefit ..............................    37
   6% Dollar for Dollar Guaranteed Minimum Income
     Benefit ......................................................    38
   Annual Stepped Up Death Benefit ................................    39
   Guaranteed Growth Death Benefit ................................    39
   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit ..............................    40
   Enhanced Death Benefit .........................................    40
   Combined Enhanced and Annual Stepped Up Death Benefit ..........    41
   Combined Enhanced and Guaranteed Growth Death Benefit ..........    41
   Combined Enhanced, Annual Stepped Up, and Guaranteed
     Growth Death Benefit .........................................    41
   6% Dollar for Dollar Guaranteed Minimum Income
     Benefit and Guaranteed Minimum Death Benefit .................    42
   Guaranteed Minimum Withdrawal Benefit ..........................    43
   Total Protection ...............................................    44
   Extra Credit ...................................................    45
   Waiver of Withdrawal Charge ....................................    46
   Alternate Withdrawal Charge ....................................    47
   Purchase Payments ..............................................    47
   Automatic Bonus Credit .........................................    48
   Allocation of Purchase Payments ................................    48
   Dollar Cost Averaging Option ...................................    48
   Asset Reallocation Option ......................................    49
   Transfers of Contract Value ....................................    50
   Contract Value .................................................    52
   Determination of Contract Value ................................    53
   Cut-Off Times. .................................................    53
   Full and Partial Withdrawals ...................................    54
   Systematic Withdrawals .........................................    55
   Free-Look Right ................................................    55
   Death Benefit ..................................................    55
   Distribution Requirements ......................................    56
   Death of the Annuitant .........................................    57

CHARGES AND DEDUCTIONS ............................................    57
   Contingent Deferred Sales Charge ...............................    57
   Mortality and Expense Risk Charge ..............................    57
   Administration Charge ..........................................    58
   Account Administration Charge ..................................    58
   Premium Tax Charge .............................................    58
   Loan Interest Charge ...........................................    58
   Other Charges ..................................................    58
   Variations in Charges ..........................................    59
   Optional Rider Charges .........................................    59
   Guarantee of Certain Charges ...................................    61
   Underlying Fund Expenses .......................................    61

ANNUITY PERIOD ....................................................    61
   General ........................................................    61
   Annuity Options ................................................    62
   Selection of an Option .........................................    64

THE FIXED ACCOUNT .................................................    64
   Interest .......................................................    65
   DCA Plus Account ...............................................    65
   Death Benefit ..................................................    66
   Contract Charges ...............................................    66
   Transfers and Withdrawals from the Fixed Account ...............    66
   Payments from the Fixed Account ................................    66

MORE ABOUT THE CONTRACT ...........................................    66
   Ownership ......................................................    66
   Designation and Change of Beneficiary ..........................    67
   Dividends ......................................................    67
   Payments from the Separate Account .............................    67
   Proof of Age and Survival ......................................    67
   Misstatements ..................................................    67
   Loans ..........................................................    67
   Restrictions on Withdrawals from Qualified Plans ...............    69
   Restrictions Under the Texas
     Optional Retirement Program ..................................    69

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                                       3

                                                                      Page

FEDERAL TAX MATTERS. ..............................................    69
   Introduction ...................................................    69
   Tax Status of the Company and the Separate Account .............    70
   Income Taxation of Annuities in
     General--Non-Qualified Plans .................................    71
   Additional Considerations ......................................    71
   Qualified Plans ................................................    72
   Other Tax Considerations .......................................    76

OTHER INFORMATION .................................................    76
   Voting of Underlying Fund Shares ...............................    76
   Substitution of Investments ....................................    76
   Changes to Comply with Law and Amendments ......................    77
   Reports to Owners ..............................................    77
   Electronic Privileges ..........................................    77
   State Variations ...............................................    78
   Legal Proceedings ..............................................    78
   Legal Matters ..................................................    78
   Sale of the Contract ...........................................    78

PERFORMANCE INFORMATION ...........................................    80

ADDITIONAL INFORMATION ............................................    80
   Registration Statement .........................................    80
   Financial Statements ...........................................    80

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION ....................................................    80

OBJECTIVES FOR UNDERLYING FUNDS ...................................    82

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


--------------------------------------------------------------------------------
You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
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                                       4

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Definitions

      Various terms commonly used in this Prospectus are defined as follows:

      Accumulation Unit -- A unit of measure used to calculate Contract Value.

      Administrative Office -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      Annuitant -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      Annuity Period -- The period beginning on the Annuity Start Date during which annuity payments are made.

      Annuity Start Date -- The date when annuity payments begin as elected by the Owner.

      Annuity Unit -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      Automatic Investment Program -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      Bonus Credit -- An amount added to Contract Value under the Automatic Bonus Credit Rider.


      Contract Date -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.


      Contract Debt -- The unpaid loan balance including loan interest.

      Contract Value -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      Contract Year -- Each twelve-month period measured from the Contract Date.

      Credit Enhancement -- An amount added to Contract Value under the Extra Credit Rider.

      Designated Beneficiary -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.


      Fixed Account -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider. See the "Fixed Account."


      General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      Guaranteed Rate -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      Owner -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      Participant -- A Participant under a Qualified Plan.

      Purchase Payment -- An amount paid to the Company as consideration for the Contract.

      Separate Account -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

--------------------------------------------------------------------------------
                                        5

--------------------------------------------------------------------------------

      Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

Purpose of the Contract -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.


      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


================================================================================

The Separate Account and the Funds -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:


o     AIM V.I. Basic Value
o     AIM V.I. Capital Development
o     AIM V.I. Global Health Care
o     AIM V.I. Global Real Estate
o     AIM V.I. International Growth
o     AIM V.I. Mid Cap Core Equity
o     American Century VP Mid Cap Value
o     American Century VP Ultra(R)
o     American Century VP Value
o     Dent Strategic Portfolio
o     Dreyfus IP Technology Growth
o     Dreyfus VIF International Value
o     Franklin Income Securities
o     Franklin Small Cap Value Securities
o     Franklin Templeton VIP Founding Funds Allocation
o     Janus Aspen INTECH Risk-Managed Core
o     Janus Aspen Large Cap Growth
o     Janus Aspen Mid Cap Growth
o     Legg Mason Partners Variable Aggressive Growth
o     Legg Mason Partners Variable Global High Yield Bond
o     Legg Mason Partners Variable Small Cap Growth
o     MFS(R) VIT Research International
o     MFS(R) VIT Total Return
o     MFS(R) VIT Utilities
o     Mutual Discovery Securities
o     Neuberger Berman AMT Socially Responsive
o     Oppenheimer Core Bond Fund/VA
o     Oppenheimer Main Street Small Cap Fund(R)/VA
o     PIMCO VIT All Asset
o     PIMCO VIT Commodity- RealReturn Strategy
o     PIMCO VIT Emerging Markets Bond
o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
o     PIMCO VIT Low Duration
o     PIMCO VIT Real Return
o     PIMCO VIT Small Cap StocksPLUS(R) TR
o     Royce Micro-Cap
o     RVT CLS AdvisorOne Amerigo
o     RVT CLS AdvisorOne Clermont
o     Rydex VT Absolute Return Strategies
o     Rydex VT Alternative Strategies Allocation
o     Rydex VT Essential Portfolio Aggressive
o     Rydex VT Essential Portfolio Conservative
o     Rydex VT Essential Portfolio Moderate
o     Rydex VT Hedged Equity
o     Rydex VT International Rotation
o     Rydex VT Multi-Cap Core Equity

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                                       6

--------------------------------------------------------------------------------

o     Rydex VT Sector Rotation
o     SBL Alpha Opportunity
o     SBL Diversified Income
o     SBL Enhanced Index
o     SBL Equity
o     SBL Equity Income
o     SBL Global
o     SBL High Yield
o     SBL Large Cap Value
o     SBL Managed Asset Allocation
o     SBL Mid Cap Growth
o     SBL Mid Cap Value
o     SBL Money Market
o     SBL Select 25
o     SBL Small Cap Growth
o     SBL Small Cap Value
o     Van Kampen LIT Comstock
o     Van Kampen LIT Government
o     Van Kampen UIF Emerging Markets Equity
o     Van Kampen UIF Equity and Income


      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

================================================================================


Fixed Account -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider. See "The Fixed Account."


Purchase Payments -- Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

Contract Benefits -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."


Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Lifetime Withdrawal Benefit;(1),(2)

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;(1)

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.(1)

*Provides a death benefit.

(1) You may not elect the Guaranteed Lifetime Withdrawal Benefit if you elect the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Minimum Income Benefit Rider at 3% or 5%, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and

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                                        7

--------------------------------------------------------------------------------

      Guaranteed Minimum Death Benefit Rider, and/or the Total Protection Rider.

(2) The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider.



The Company makes each rider available only at issue, except or the Guaranteed Lifetime Withdrawal Benefit Rider, the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider under "Optional Riders."

Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.


Charges and Deductions -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.


      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the or the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.


      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

----------------------------------------------
     Purchase Payment or
       Bonus Credit Age            Withdrawal
          (in years)                 Charge
----------------------------------------------
              1                        7%
              2                        7%
              3                        6%
              4                        5%
              5                        4%
              6                        3%
              7                        2%
          8 and over                   0%
----------------------------------------------

      The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk

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                                        8

--------------------------------------------------------------------------------

charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

--------------------------------------------------------------
                                         Annual Mortality and
Contract Value                           Expense Risk Charge
--------------------------------------------------------------
Less than $25,000                               0.85%
At least $25,000 but less than $100,000         0.70%
$100,000 or more                                0.60%
--------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."


      Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date, and the charge for the Guaranteed Lifetime Withdrawal Benefit Rider is deducted until the earlier of termination of the rider or the date the Contract Value is reduced to zero.

      The Company makes each rider available only at issue, except the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit, and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states. You may not select riders with total rider charges that exceed 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Guaranteed Lifetime Withdrawal Benefit Rider (Two Covered Persons) with a cost of 1.25%, the Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%, and the Total Protection Rider with a cost of 0.85%, because the total cost of such riders, 2.40%, would exceed the maximum rider charge of 2.00%. Each rider and its charge are listed below. See "Optional Rider Charges."


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                                        9

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------

                                                                                               Annual
                                                                                   Rate(1)   Rider Charge
---------------------------------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit (One Covered Person)                        --          0.85%(2)
                                       (Two Covered Persons)                       --          1.25%(2)
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                   3%         0.15%
                                                                                    5%         0.30%
---------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                              6%         0.60%
---------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                    --          0.20%
---------------------------------------------------------------------------------------------------------
                                                                                    3%         0.10%
Guaranteed Growth Death Benefit                                                     5%         0.20%
                                                                                    6%(3)      0.25%
                                                                                    7%(3)      0.30%
---------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                      5%         0.25%
---------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                             --          0.25%
---------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                              --          0.35%
---------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                               5%         0.35%
---------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit            5%         0.40%
---------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
Death Benefit                                                                       6%         0.85%
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                              --          0.45%(4)
---------------------------------------------------------------------------------------------------------
Total Protection                                                                   --          0.85%(5)
---------------------------------------------------------------------------------------------------------
                                                                                    3%         0.40%
Extra Credit(6)                                                                     4%         0.55%
                                                                                    5%         0.70%
---------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                        --          0.05%
---------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(7)                                                     0-Year      0.70%
                                                                                   4-Year      0.60%(8)
---------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.

(3)   Not available to Texas residents.

(4) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(6) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(7) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(8) The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.


--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

      Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."


      Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."


      Loan Interest Charge. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."


Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


Contacting Security Benefit -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.


--------------------------------------------------------------------------------
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                            None
------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to
      Purchase Payments)                                                                         7%(1)
------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                None
------------------------------------------------------------------------------------------------------
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the
   Underlying Funds.
------------------------------------------------------------------------------------------------------
   Account Administration Charge                                                            $   30(2)
------------------------------------------------------------------------------------------------------
   Net Loan Interest Charge(3)                                                                 2.5%
------------------------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
------------------------------------------------------------------------------------------------------
         Annual Mortality and Expense Risk Charge                                             0.85%(4)
------------------------------------------------------------------------------------------------------
         Annual Administration Charge                                                         0.15%
------------------------------------------------------------------------------------------------------
         Maximum Annual Charge for Optional Riders                                            2.00%(5)
------------------------------------------------------------------------------------------------------
         Total Separate Account Annual Expenses                                               3.00%
------------------------------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost equals the difference between the amount of interest the Company charges you for a loan (the Guaranteed Rate plus 2.5% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.5%, plus the amount of any applicable rider charges.

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.85%; At least $25,000 but less than $100,000 - 0.70%; $100,000 or more - 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total charges that exceed 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------

                                                                                  Interest     Annual
                                                                                   Rate(1)   Rider Charge
---------------------------------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit (One Covered Person)                        --          0.85%(2)
                                       (Two Covered Persons)                       --          1.25%(2)
---------------------------------------------------------------------------------------------------------
                                                                                    3%         0.15%
Guaranteed Minimum Income Benefit Rider                                             5%         0.30%
---------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                              6%         0.60%
---------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                              --          0.20%
---------------------------------------------------------------------------------------------------------
                                                                                    3%         0.10%
Guaranteed Growth Death Benefit Rider                                               5%         0.20%
                                                                                    6%(3)      0.25%
                                                                                    7%(3)      0.30%
---------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                                           5%         0.25%
---------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                       --          0.25%
---------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit Rider                        --          0.35%
---------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit Rider                         5%         0.35%
---------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider     5%         0.40%
---------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income
Benefit and Guaranteed Minimum Death Benefit                                        6%         0.85%
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                        --          0.45%(4)
---------------------------------------------------------------------------------------------------------
Total Protection Rider                                                             --          0.85%(4)
---------------------------------------------------------------------------------------------------------
                                                                                    3%         0.40%
Extra Credit Rider(5)                                                               4%         0.55%
                                                                                    5%         0.70%
---------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                  --          0.05%
---------------------------------------------------------------------------------------------------------
                                                                                    0-Year     0.70%
Alternate Withdrawal Charge Rider(6)                                                4-Year     0.60%(7)
---------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.

(3)   Not available to Texas residents.

(4) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such Rider is used in calculating the maximum rider charge of 2.00% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(7) The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


--------------------------------------------------------------------------------
                                                             Minimum   Maximum
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)            0.65%    2.50%(2)
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007. The Total Annual Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

(2) The actual minimum and maximum Total Annual Underlying Fund Operating Expenses for the period ended December 31, 2007 after taking into account any contractual expense waivers and/or reimbursements were 0.65% and 2.94%, respectively.
--------------------------------------------------------------------------------

Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------------
                                                           1         3        5       10
                                                          Year     Years    Years    Years
-------------------------------------------------------------------------------------------
If you surrender your Contract at the
end of the applicable time period                        $1,181   $2,183   $3,087   $5,398
-------------------------------------------------------------------------------------------
If you do not surrender or you annuitize your Contract      553    1,650    2,736    5,398
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

Condensed Financial Information


      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. Because the following Subaccounts were not in existence as of December 31, 2007, accumulation unit values and ending accumulation units outstanding have not been provided: Dent Strategic Portfolio, Franklin Templeton VIP Founding Funds Allocation, Rydex VT Alternative Strategies Allocation, Rydex VT International Rotation.

--------------------------------------------------------------------------------------------------------------------------------
                                        2007        2006(3),(4)        2005        2004(2)      2003           2002     2001(1)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       15.07   $       13.85   $     13.64   $     12.77            --         --        --
   End of period ...............   $       14.71   $       15.07   $     13.85   $     13.64   $     12.77         --        --
Accumulation units out-
standing at the end of period ..         690,276         631,977       408,342       317,491        82,779         --        --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.55   $       10.00            --            --            --         --        --
   End of period ...............   $       11.23   $       10.55            --            --            --         --        --
Accumulation units out-
standing at the end of period ..         979,487         366,210            --            --            --         --        --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       12.74   $       12.56   $     12.06   $     11.64            --         --        --
   End of period ...............   $       13.72   $       12.74   $     12.56   $     12.06   $     11.64         --        --
Accumulation units out-
standing at the end of period ..         509,166         330,130       172,405       116,719        32,710         --        --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       25.47   $       18.54   $     16.85   $     12.81                       --        --
   End of period ...............   $       23.17   $       25.47   $     18.54   $     16.85   $     12.81         --        --
Accumulation units out-
standing at the end of period ..       1,336,969       1,443,163       849,659       460,520       111,342         --        --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International
Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       16.21   $       13.16   $     11.61   $     10.00            --         --        --
   End of period ...............   $       17.87   $       16.21   $     13.16   $     11.61            --         --        --
Accumulation units out-
standing at the end of period ..       3,263,735       2,335,721       584,632       121,624            --         --        --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       14.82   $       13.86   $     13.41   $     12.26            --         --        --
   End of period ...............   $       15.59   $       14.82   $     13.86   $     13.41   $     12.26         --        --
Accumulation units out-
standing at the end of period ..         606,376         290,337       231,774       110,873        33,968         --        --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                        2007         2006(3),(4)       2005        2004(2)         2003        2002     2001(1)
--------------------------------------------------------------------------------------------------------------------------------
American Century VP
Mid Cap Value(6)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.00              --            --            --            --         --        --
   End of period ...............   $        8.76              --            --            --            --         --        --
Accumulation units out-
standing at the end of period ..          65,248              --            --            --            --         --        --
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       11.27   $       12.11   $     12.33   $     11.57            --         --        --
   End of period ...............   $       13.11   $       11.27         12.11   $     12.33   $     11.57         --        --
Accumulation units out-
standing at the end of period ..       1,344,652       1,295,982     1,119,094       271,402        61,800         --        --
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       15.56   $       13.64   $     13.50   $     12.28            --         --        --
   End of period ...............   $       14.19   $       15.56   $     13.64   $     13.50   $     12.28         --        --
Accumulation units out-
standing at the end of period ..       1,785,939       1,543,792       877,541       260,569        33,285         --        --
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP
Technology Growth
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.14   $       10.12   $     10.15   $     10.00            --         --        --
   End of period ...............   $       11.18   $       10.14   $     10.12   $     10.15            --         --        --
Accumulation units out-
standing at the end of period ..         479,769         130,694        74,365        36,497            --         --        --
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF
International Value
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       14.27   $       12.10   $     11.25   $     10.00            --         --        --
   End of period ...............   $       14.28   $       14.27   $     12.10   $     11.25            --         --        --
Accumulation units outstanding
at the end of period ...........       1,855,787       1,894,749     1,448,082       706,250            --         --        --
--------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities(6)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.00              --            --            --            --         --        --
   End of period ...............   $        9.55              --            --            --            --         --        --
Accumulation units out-
standing at the end of period ..       2,297,843              --            --            --            --         --        --
--------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap
Value Securities(6)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.00              --            --            --            --         --        --
   End of period ...............   $        8.79              --            --            --            --         --        --
Accumulation units out-
standing at the end of period ..         177,104              --            --            --            --         --        --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                        2007         2006(3),(4)       2005        2004(2)         2003        2002     2001(1)
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH
Risk-Managed Core(6)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.00              --            --            --            --         --        --
   End of period ...............   $        9.70              --            --            --            --         --        --
Accumulation units out-
standing at the end of period ..          45,970              --            --            --            --         --        --
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Large
Cap Growth(6)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.00              --            --            --            --         --        --
   End of period ...............   $       10.28              --            --            --            --         --        --
Accumulation units out-
standing at the end of period ..       1,005,517              --            --            --            --         --        --
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth(6)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.00              --            --            --            --         --        --
   End of period ...............   $       10.71              --            --            --            --         --        --
Accumulation units out-
standing at the end of period ..       3,589,215              --            --            --            --         --        --
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable
Aggressive Growth
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.39   $       10.00            --            --            --         --        --
   End of period ...............   $       10.04   $       10.39            --            --            --         --        --
Accumulation units out-
standing at the end of period ..       1,166,382         781,952            --            --            --         --        --
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable
Global High Yield Bond(6)
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.00              --            --            --            --         --        --
   End of period ...............   $        9.38              --            --            --            --         --        --
Accumulation units out-
standing at the end of period ..          54,439              --            --            --            --         --        --
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable
Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $        9.96   $       10.00            --            --            --         --        --
   End of period ...............   $       10.54   $        9.96            --            --            --         --        --
Accumulation units out-
standing at the end of period ..         128,684          19,494            --            --            --         --        --
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research
International
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       11.34   $       10.00            --            --            --         --        --
   End of period ...............   $       12.28   $       11.34            --            --            --         --        --
Accumulation units out-
standing at the end of period ..       1,631,567         792,621            --            --            --         --        --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                        2007         2006(3),(4)         2005        2004(2)         2003        2002     2001(1)
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.64   $       10.00            --            --            --         --        --
   End of period ...............   $       10.65   $       10.64            --            --            --         --        --
Accumulation units out-
standing at the end of period ..       3,715,419       3,213,939            --            --            --         --        --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       12.33   $       10.00            --            --            --         --        --
   End of period ...............   $       15.15   $       12.33            --            --            --         --        --
Accumulation units out-
standing at the end of period ..       2,670,849         914,818            --            --            --         --        --
---------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities(6)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.00              --            --            --            --         --        --
   End of period ...............   $       10.00              --            --            --            --         --        --
Accumulation units out-
standing at the end of period ..       2,557,390              --            --            --            --         --        --
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT
Socially Responsive(5)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       16.28   $       10.00            --            --            --         --        --
   End of period ...............   $       16.83   $       16.28            --            --            --         --        --
Accumulation units out-
standing at the end of period ..         350,641         184,584            --            --            --         --        --
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core
Bond Fund/VA(6)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       10.00              --            --            --            --         --        --
   End of period ...............   $        9.98              --            --            --            --         --        --
Accumulation units out-
standing at the end of period ..       1,678,227              --            --            --            --         --        --
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main
Street Small Cap(R)/VA
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       18.20   $       16.48   $     15.59   $     13.58            --         --        --
   End of period ...............   $       17.28   $       18.20   $     16.48   $     15.59   $     13.58         --        --
Accumulation units out-
standing at the end of period ..         722,144         592,722       313,521       154,844        34,851         --        --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .........   $       11.97   $       11.87   $     11.60   $     10.81            --         --        --
   End of period ...............   $       12.49   $       11.97   $     11.87   $     11.60   $     10.81         --        --
Accumulation units out-
standing at the end of period ..       1,439,331       1,264,392       883,668       389,040        91,895         --        --
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  2007     2006(3),(4)     2005         2004(2)      2003         2002     2001(1)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Commodity-
RealReturn Strategy
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.18  $     10.00           --           --           --         --         --
   End of period ..........................   $     12.09  $     10.18           --           --           --         --         --
Accumulation units out-
standing at the end of period .............       453,091      153,470           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging
Markets Bond(6)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.00           --           --           --           --         --         --
   End of period ..........................   $      9.99           --           --           --           --         --         --
Accumulation units out-
standing at the end of period .............        95,557           --           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond
(U.S. Dollar-Hedged)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $      9.96  $     10.00           --           --           --         --         --
   End of period ..........................   $      9.94  $      9.96           --           --           --         --         --
Accumulation units out-
standing at the end of period .............     1,403,874      677,587           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $      9.40  $      9.38  $      9.64  $      9.83           --         --         --
   End of period ..........................   $      9.72  $      9.40  $      9.38  $      9.64  $      9.83         --         --
Accumulation units out-
standing at the end of period .............     2,411,950    2,354,587    1,644,739    1,136,486      778,084         --         --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.41  $     10.72  $     10.91  $     10.40           --         --         --
   End of period ..........................   $     11.09  $     10.41  $     10.72  $     10.91  $     10.40         --         --
Accumulation units out-
standing at the end of period .............     5,381,914    4,477,341    3,581,337    1,308,272      394,954         --         --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Small
Cap StocksPLUS(R) TR(6)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.00           --           --           --           --         --         --
   End of period ..........................   $      9.42           --           --           --           --         --         --
Accumulation units out-
standing at the end of period .............        16,081           --           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.74  $     10.00           --           --           --         --         --
   End of period ..........................   $     10.75  $     10.74           --           --           --         --         --
Accumulation units out-
standing at the end of period .............     1,568,397      574,640           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  2007     2006(3),(4)      2005       2004(2)        2003        2002     2001(1)
------------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Amerigo
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.51  $     10.00           --           --           --         --         --
   End of period ..........................   $     11.51  $     10.51           --           --           --         --         --
Accumulation units out-
standing at the end of period .............     7,462,337    2,280,828           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne
Clermont
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.27  $     10.00           --           --           --         --         --
   End of period ..........................   $     10.50  $     10.27           --           --           --         --         --
Accumulation units out-
standing at the end of period .............     1,228,726      617,067           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Absolute
Return Strategies(6)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.00           --           --           --           --         --         --
   End of period ..........................   $      9.74           --           --           --           --         --         --
Accumulation units out-
standing at the end of period .............       248,338           --           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential
Portfolio Aggressive(6)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.00           --           --           --           --         --         --
   End of period ..........................   $      9.84           --           --           --           --         --         --
Accumulation units out-
standing at the end of period .............       235,157           --           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential
Portfolio Conservative(6)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.00           --           --           --           --         --         --
   End of period ..........................   $      9.94           --           --           --           --         --         --
Accumulation units out-
standing at the end of period .............       196,589           --           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential
Portfolio Moderate(6)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.00           --           --           --           --         --         --
   End of period ..........................   $      9.85           --           --           --           --         --         --
Accumulation units out-
standing at the end of period .............       803,268           --           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity(6)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.00           --           --           --           --         --         --
   End of period ..........................   $      9.67           --           --           --           --         --         --
Accumulation units out-
standing at the end of period .............        58,176           --           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 2007     2006(3),(4)      2005        2004(2)       2003         2002     2001(1)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap
Core Equity(6)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................  $     10.00           --           --           --           --          --         --
   End of period ..........................  $      8.69           --           --           --           --          --         --
Accumulation units out-
standing at the end of period .............       10,187           --           --           --           --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................  $     15.34  $     14.30  $     13.05  $     12.24           --          --         --
   End of period ..........................  $     18.13  $     15.34  $     14.30  $     13.05  $     12.24          --         --
Accumulation units out-
standing at the end of period .............    1,625,367    1,028,331      473,402      217,441       91,053          --         --
------------------------------------------------------------------------------------------------------------------------------------
SBL Alpha Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................  $     14.06  $     12.90  $     12.56  $     11.58           --          --         --
   End of period ..........................  $     16.00  $     14.06  $     12.90  $     12.56  $     11.58          --         --
Accumulation units out-
standing at the end of period .............    1,423,905    1,090,542      568,440      306,334       68,970          --         --
------------------------------------------------------------------------------------------------------------------------------------
SBL Diversified Income
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................  $     11.17  $     11.18  $     11.39  $     11.39  $     11.46  $    10.89  $   10.64
   End of period ..........................  $     11.08  $     11.17  $     11.18  $     11.39  $     11.39  $    11.46  $   10.89
Accumulation units out-
standing at the end of period .............    3,074,940    3,084,496    2,650,198    1,781,038    1,281,255   1,143,363    416,745
------------------------------------------------------------------------------------------------------------------------------------
SBL Enhanced Index
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................  $      7.95  $      7.14  $      7.06  $      6.67  $      5.42  $     7.31  $    8.47
   End of period ..........................  $      7.73  $      7.95  $      7.14  $      7.06  $      6.67  $     5.42  $    7.31
Accumulation units out-
standing at the end of period .............    3,286,539    3,410,328    1,069,058      819,933      577,687     237,774    192,600
------------------------------------------------------------------------------------------------------------------------------------
SBL Equity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................  $      7.15  $      6.58  $      6.55  $      6.30  $      5.38  $     7.36  $    8.40
   End of period ..........................  $      6.55  $      7.15  $      6.58  $      6.55  $      6.30  $     5.38  $    7.36
Accumulation units out-
standing at the end of period .............      858,829      899,214      836,707      810,045      758,144     544,857    176,676
------------------------------------------------------------------------------------------------------------------------------------
SBL Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................  $     13.78  $     12.04  $     12.05  $     10.93  $      9.06  $    10.87  $   11.09
   End of period ..........................  $     13.65  $     13.78  $     12.04  $     12.05  $     10.93  $     9.06  $   10.87
Accumulation units out-
standing at the end of period .............    5,553,053    4,739,451    3,510,406    1,944,876    1,161,217     803,419    287,273
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 2007     2006(3),(4)      2005       2004(2)        2003         2002     2001(1)
------------------------------------------------------------------------------------------------------------------------------------
SBL Global
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................  $     11.41  $     10.10  $      9.23  $      8.07  $      5.84  $     7.84  $    9.09
   End of period ..........................  $     11.97  $     11.41  $     10.10  $      9.23  $      8.07  $     5.84  $    7.84
Accumulation units out-
standing at the end of period .............    7,055,806    5,808,728    3,895,080    2,679,337    2,234,390     900,881    242,048
------------------------------------------------------------------------------------------------------------------------------------
SBL High Yield
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................  $     24.02  $     22.43  $     22.43  $     20.87  $     17.80  $    18.41  $   18.37
   End of period ..........................  $     23.61  $     24.02  $     22.43  $     22.43  $     20.87  $    17.80  $   18.41
Accumulation units out-
standing at the end of period .............    2,497,382    1,808,474    1,028,882      703,478      627,384     301,751     47,057
------------------------------------------------------------------------------------------------------------------------------------
SBL Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................           --  $      5.25  $      5.28  $      5.31  $      4.44  $     6.33  $    7.39
   End of period ..........................           --           --  $      5.25  $      5.28  $      5.31  $     4.44  $    6.33
Accumulation units out-
standing at the end of period .............           --           --    1,709,215    1,314,055    1,475,898     829,448    180,104
------------------------------------------------------------------------------------------------------------------------------------
SBL Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................  $     10.89  $      9.27  $      8.70  $      8.16  $      6.57  $     9.00  $    9.77
   End of period ..........................  $     11.10  $     10.89  $      9.27  $      8.70  $      8.16  $     6.57  $    9.00
Accumulation units out-
standing at the end of period .............    5,656,618    2,858,672    1,360,789    1,385,522      931,853     610,851    343,404
------------------------------------------------------------------------------------------------------------------------------------
SBL Main Street
Growth & Income(R)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................           --  $     15.28  $     15.06  $     14.38  $     11.82  $    15.21  $   17.05
   End of period ..........................           --           --  $     15.28  $     15.06  $     14.38  $    11.82  $   15.21
Accumulation units out-
standing at the end of period .............           --           --    1,056,362      759,040      602,361     355,261    142,304
------------------------------------------------------------------------------------------------------------------------------------
SBL Managed Asset Allocation
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................  $     10.50  $      9.73  $      9.68  $      9.07  $      7.60  $     8.74  $    9.47
   End of period ..........................  $     10.72  $     10.50  $      9.73  $      9.68  $      9.07  $     7.60  $    8.74
Accumulation units out-
standing at the end of period .............    3,255,413    2,164,609    1,580,984      892,862      554,165     252,528    103,760
------------------------------------------------------------------------------------------------------------------------------------
SBL Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................  $      9.50  $      9.40  $      9.05  $      8.53  $      5.67  $     8.34  $    9.68
   End of period ..........................  $      8.19  $      9.50  $      9.40  $      9.05  $      8.53  $     5.67  $    8.34
Accumulation units out-
standing at the end of period .............    2,787,849    3,258,276    2,519,655    2,056,381    1,569,313   1,093,762    364,122
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  2007     2006(3),(4)      2005       2004(2)        2003        2002     2001(1)
------------------------------------------------------------------------------------------------------------------------------------
SBL Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     22.61  $     20.47  $     18.28  $     14.95  $     10.06  $   12.16  $   11.13
   End of period ..........................   $     22.17  $     22.61  $     20.47  $     18.28  $     14.95  $   10.06  $   12.16
Accumulation units out-
standing at the end of period .............     5,160,000    4,861,962    3,156,522    1,847,663    1,135,916    798,428    292,715
------------------------------------------------------------------------------------------------------------------------------------
SBL Money Market
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $      9.23  $      9.17  $      9.27  $      9.56  $      9.87  $   10.13  $   10.16
   End of period ..........................   $      9.30  $      9.23  $      9.17  $      9.27  $      9.56  $    9.87  $   10.13
Accumulation units out-
standing at the end of period .............     8,650,714    3,842,379    1,381,933      909,010    1,177,714    982,287    401,703
------------------------------------------------------------------------------------------------------------------------------------
SBL Select 25
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $      7.18  $      6.93  $      6.44  $      5.99  $      5.28  $    7.47  $    8.30
   End of period ..........................   $      6.48  $      7.18  $      6.93  $      6.44  $      5.99  $    5.28  $    7.47
Accumulation units out-
standing at the end of period .............     3,416,774    3,428,338      631,796      405,968      314,857    185,009    133,791
------------------------------------------------------------------------------------------------------------------------------------
SBL Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $      6.81  $      6.73  $      6.49  $      5.75  $      3.82  $    5.40  $    7.14
   End of period ..........................   $      6.93  $      6.81  $      6.73  $      6.49  $      5.75  $    3.82  $    5.40
Accumulation units out-
standing at the end of period .............     2,378,940    2,451,178    1,834,999    1,453,650    1,037,908    652,170    234,506
------------------------------------------------------------------------------------------------------------------------------------
SBL Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     22.39  $     20.49  $     18.58  $     16.02  $     11.03  $   12.30  $   10.29
   End of period ..........................   $     23.77  $     22.39  $     20.49  $     18.58  $     16.02  $   11.03  $   12.30
Accumulation units out-
standing at the end of period .............     2,283,020    1,915,706    1,350,837      757,314      506,024    319,542    164,868
------------------------------------------------------------------------------------------------------------------------------------
SBL Social Awareness
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................            --  $      6.36  $      6.29  $      6.21  $      5.20  $    6.92  $    8.02
   End of period ..........................            --           --  $      6.36  $      6.29  $      6.21  $    5.20  $    6.92
Accumulation units out-
standing at the end of period .............            --           --      362,512      338,586      266,498    209,531     65,355
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.94  $     10.00           --           --           --         --         --
   End of period ..........................   $     10.29  $     10.94           --           --           --         --         --
Accumulation units out-
standing at the end of period .............     1,294,107      440,279           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  2007     2006(3),(4)      2005       2004(2)        2003        2002     2001(1)
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.05  $     10.00           --           --           --         --         --
   End of period ..........................   $     10.36  $     10.05           --           --           --         --         --
Accumulation units out-
standing at the end of period .............     4,641,561    2,145,045           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Equity(6)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.00           --           --           --           --         --         --
   End of period ..........................   $     12.68           --           --           --           --         --         --
Accumulation units out-
standing at the end of period .............       988,886           --           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF
Equity and Income
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     10.73  $     10.00           --           --           --         --         --
   End of period ..........................   $     10.68  $     10.73           --           --           --         --         --
Accumulation units out-
standing at the end of period .............     1,895,535      795,678           --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------

(1) For the period of January 12, 2001 (date of inception) through December 31, 2001.

(2) For the period of April 29, 2004 (date of inception) through December 31, 2004 for the AIM V.I. International Growth, Dreyfus IP Technology Growth and Dreyfus VIF International Value Subaccounts.

(3) For the period of March 13, 2006 (date of inception) through December 31, 2006 for the AIM V.I. Capital Development, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Small Cap Growth, MFS(R) VIT Research International, MFS(R) VIT Total Return, MFS(R) VIT Utilities, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), Royce Micro-Cap, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Van Kampen LIT Comstock, Van Kampen LIT Government, and Van Kampen UIF Equity and Income Subaccounts.

(4) On June 16, 2006 the funds underlying the SBL Large Cap Growth, SBL Main Street Growth and Income, and SBL Social Awareness Subaccounts were reorganized into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced Index) and Neuberger Berman AMT Socially Responsive Portfolio, respectively, and Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25, SBL Enhanced Index and Neuberger Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for these Subaccounts.

(5) Accumulation unit values and outstanding units for this Subaccount are for the period May 1, 2006 (the date first publicly offered) to December 31, 2006.

(6) Accumulation unit values and outstanding units for this Subaccount are for the period May 1, 2007 (the date first publicly offered) to December 31, 2007.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2007, the Company had total assets of approximately $12.6 billion. Together with its affiliates, the Company has total funds under management of approximately
$19.3 billion.


Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The invest-

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ment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

      Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary of, the Underlying Funds. The Company and its affiliates may profit from these payments.

      12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.


      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compen-

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sation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.


Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider):

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o     Guaranteed Lifetime Withdrawal Benefit Rider;(1),(2)

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;(1)

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.(1)

*Provides a death benefit.

(1) You may not elect the Guaranteed Lifetime Withdrawal Benefit Rider if you elect the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Minimum Income Benefit Rider at 3% or 5%, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and/or the Total Protection Rider.

(2) The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider.

The Company makes each rider available only at issue, except the Guaranteed Lifetime Withdrawal Benefit Rider, Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider below.


      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.


Guaranteed Lifetime Withdrawal Benefit Rider -- The Guaranteed Lifetime Withdrawal Benefit Rider (the "GLWB Rider") is designed for Owners who are concerned that poor investment performance or market volatility in the Subaccounts may adversely impact the amount of money they can withdraw under the Contract for retirement income or other long-term purposes. Subject to certain conditions and restrictions, the GLWB Rider guarantees that you will be able to withdraw a specified amount each Contract Year during your lifetime (and your spouse's lifetime, if you so designate)--even if your Contract Value is reduced to zero.

      The GLWB Rider does not guarantee Contract Value or the performance of any investment option or asset allocation model.

      GLWB Rider Definitions.

      Annual Amount: the maximum amount that you may withdraw each Contract Year without reducing or eliminating your ability to make lifetime withdrawals under the GLWB Rider.

      Benefit Base: an amount we refer to when determining your Annual Amount. Your Benefit Base is equal to the greater of the Benefit Step-up Base or the Benefit Roll-up Base.

      Benefit Step-up Base: under this calculation of the Benefit Base, we will "lock in" to the Benefit Base your highest Contract Value on each Contract Anniversary following the Rider Start Date. We also will adjust this amount by any Purchase Payments and Excess Withdrawals.

      Benefit Roll-up Base: under this calculation of the Benefit Base, we will increase your Benefit Base by the Growth Factor on the first 12 Rider anniversaries, so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance). We also will adjust this amount by any Purchase Payments and Excess Withdrawals.

      Benefit Percentage: a percentage we multiply by your current Benefit Base to determine your Annual Amount.

      Excess Withdrawals: cumulative withdrawals you make in any Contract Year that exceed your Annual Amount.

      GLWB Rider Charge: an amount we deduct monthly from your Contract Value if you elect the GLWB Rider.

      Growth Factor: an amount by which we will increase your Benefit Roll-up Base on the first 12 Rider anniversaries, so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance).

      Non-Excess Withdrawals: cumulative withdrawals you make in any Contract Year that do not exceed your Annual Amount.

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      RIA Annual Withdrawal Allowance: subject to certain conditions, withdrawals made to pay fees to a registered investment adviser that we do not consider as withdrawals when determining whether to apply the 2% Inflation Adjustment or whether to set the Growth Factor to zero when calculating the Benefit Roll-up Base.

      Rider Start Date: the date the GLWB Rider was added to your Contract.

      2% Inflation Adjustment: an amount by which we will increase the Benefit Percentage on each Contract Anniversary following the date you make a withdrawal under the GLWB Rider (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), so long as your entire Contract Value has been invested in accordance with a specified asset allocation model.

Important Considerations if You Purchase the GLWB Rider.

o The Fixed Account is not available if you purchase the GLWB Rider. In addition, we reserve the right to restrict subsequent Purchase Payments. See "Investment Option Restrictions" and "Restrictions on Purchase Payments" below.

o Any withdrawals you make that exceed the Annual Amount) may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider. If you intend to take Excess Withdrawals then you should carefully consider whether the Rider is appropriate for you. See "Non-Excess and Excess Withdrawals" below.

o We will deduct a monthly GLWB Rider charge from your Contract Value if you elect the GLWB Rider. We will assess this charge even if your only withdrawals are Non-Excess Withdrawals and even if you never make a withdrawal. We will not refund the GLWB Rider Charges you have paid if the GLWB Rider terminates for any reason.

o Adding the GLWB Rider will not automatically cancel any existing systematic withdrawals that you have established. Since Excess Withdrawals may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted. See "Purchasing the GLWB Rider" below.

o If you add, remove, or change an Owner under your Contract (including total or partial change incident to a divorce), then the GLWB Rider will terminate. See "Covered Persons, Owners, and Spouses" below.

o You must repay any outstanding Contract loan before we will issue the GLWB Rider, and you may not take a new Contract loan while the Rider is in effect. See "Contract Loans" below.

o     You cannot cancel the GLWB Rider once it is issued.

o Any amount that we may pay under the GLWB Rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

o You may not elect the GLWB Rider if you elect the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Minimum Income Benefit Rider at 3% or 5%, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and/or the Total Protection Rider.

o The GLWB Rider may not be available in all states, and we may otherwise limit its availability.

o Certain Qualified Contracts may have withdrawal or other restrictions which may limit the benefit of the GLWB Rider. Consult a tax adviser before purchasing the GLWB Rider with any Qualified Contract.

You should not purchase the GLWB Rider if:

o You expect to take Excess Withdrawals because such withdrawals may significantly reduce or eliminate the value of the GLWB Rider; or

o You are primarily interested in maximizing the Contract's potential for long-term accumulation rather than ensuring a stream of income for life; or

o You do not expect to take Non-Excess Withdrawals ever or for a significant period of time.

      You should consult your registered representative to discuss whether the GLWB Rider suits your needs.

      Purchasing the GLWB Rider. You may purchase the Rider on the Contract Date by selecting it in the Contract application. You also may purchase it on any Contract Anniversary prior to the Annuity Start Date (if the Rider is still available for sale) by completing a form and submitting it to our Administrative Office at least one day prior to the Contract Anniversary. If we do not receive the completed form at our Administrative Office at least one day prior to the Contract Anniversary, the Rider will not be added to your Contract.

      You can only purchase the GLWB Rider if the attained age of the Covered Person (and the Joint Covered Person, if the Rider is issued on a joint life basis) is at least 55 but no older than 80. Except under the circumstances set forth below, an Owner must be a natural person. See "Covered Persons, Owners, and Spouses."

      Electing the GLWB Rider after the Contract Date will not automatically cancel any existing systematic withdrawals that you have established. Since Excess Withdrawals may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider,

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you should consider whether any existing systematic withdrawals should be adjusted.

      Important Consideration. When you purchase the GLWB Rider may have a significant impact on the value of your Benefit Base. For example, there are certain advantages to purchasing the GLWB Rider early. We begin "locking in" your highest Contract Value when calculating the Benefit Step-up Base on every Contract Anniversary following the Rider Start Date. Thus, the earlier you purchase the GLWB Rider, the longer the period of time during which your Benefit Base may increase due to favorable Subaccount performance. You also have an opportunity for your Benefit Base to increase by the Growth Factor utilized in our calculation of the Benefit Roll-up Base. Contract values occurring prior to the Rider Start Date do not affect the Benefit Base.

      On the other hand, if you purchase the GLWB Rider too early and do not begin taking Non-Excess Withdrawals for a period of time, you may pay the GLWB Rider Charge for a longer period than is necessary. You also must comply with other Rider restrictions, such as prohibitions on changing Owners, taking Contract loans, and allocating Purchase Payments and Contract Value to the Fixed Account.

      Please consult your registered representative to discuss the appropriate time, if any, for you to purchase the GLWB Rider.

      Covered Persons, Owners, and Spouses.

      Covered Person. The Covered Person is the person during whose life we will make available the Annual Amount. If the Contract is owned by a single natural person, then the Covered Person must be the Owner. If the Contract is owned by a non-natural person, then the Covered Person must be the Annuitant.

o Under the GLWB Rider, the Owner must be a natural person unless: (1) the Contract is owned by a trust (or other entity as agent for a natural person), (2) the Rider is issued with only one Covered Person, (3) only one Annuitant is named in the Contract; and (4) the Annuitant is the Covered Person.

      The Covered Person cannot be changed after we issue the Rider.

      Joint Covered Person. The Joint Covered Person is the person during whose life, in conjunction with the life of the Covered Person, we will make available the Annual Amount. If there are Joint Owners under the Contract, then the Joint Covered Person must be the Joint Owner.

Note: Please remember that we impose a higher GLWB Rider Charge if there is a Joint Covered Person under the GLWB Rider. We do so because we are obligated to make the Annual Amount available for withdrawals over the lives of two individuals (so long as all of the Rider's conditions are met).

      The Joint Covered Person must be the spouse of the Covered Person on the Rider Start Date. If there is one Owner under the Contract, the Joint Covered Person also must be the sole Designated Beneficiary under the Contract prior to annuitization. If there are Joint Owners under the Contract, the Covered Person and Joint Covered Person must be the only Designated Beneficiaries under the Contract prior to annuitization.

      We will make the Annual Amount available until the later of the death of the Covered Person or the death of the Joint Covered Person, provided that (a) there is no change in the status of the Joint Covered Person as the spouse of the Covered Person, and (b) there is no change in the status of the Joint Covered Person as the sole Designated Beneficiary prior to annuitization (if there is one Contract Owner) or of the Covered Person and Joint Covered Person as the only Designated Beneficiaries prior to annuitization (if there are two Contract Owners).

Note: If the status of either (or both) of these designations changes due to death or divorce (where the Contract is not split or otherwise divided), then we will base the benefits under the Rider solely on the life of the Covered Person. This means that we will not make the Annual Amount available after the death of the Covered Person, even if the Joint Covered Person is still alive. However, we will continue to assess the GLWB Rider Charge based on two Covered Persons for as long as the Covered Person is alive.

      After the Rider Start Date, the Joint Covered Person cannot be changed, even if the Covered Person has a new spouse, nor can a Joint Covered Person be added.

      Joint Owners. If the GLWB Rider is elected, the Contract must be owned individually (i.e., there must be only one Owner), unless:

1.    there is only one Joint Owner,

2.    the Joint Owner is the spouse of the Owner, and

3. prior to annuitization, the only Designated Beneficiaries under the Contract are the Owner and Joint Owner.

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Note: If the Owner and Joint Owner cease to be the spouse of each other due to death or divorce (where the Contract is not split or otherwise divided), then we will base the benefits under the Rider solely on the life of the Covered Person (i.e., the Owner). This means that we will not make the Annual Amount available after the death of the Covered Person, even if the Joint Covered Person (i.e., the Joint Owner) is still alive. However, we will continue to assess the GLWB Rider Charge based on two Covered Persons for as long as the Covered Person is alive.

      In the event that the Contract is ordered to be split or otherwise divided between the Owner and Joint Owner pursuant to the terms of a divorce settlement or a divorce decree from a court of law or pursuant to any other court order incident to a divorce, we will terminate the GLWB Rider.

      Change in Owner. If you add, remove, or change an Owner under your Contract (including total or partial changes incident to a divorce) after the GLWB Rider is issued, then we will terminate the Rider.

      Termination of the GLWB Rider if Surviving Spouse Continues Contract. If there is only one Covered Person and he or she dies while the GLWB Rider is in effect, and if the surviving spouse of the deceased Covered Person elects to continue the Contract, then we will terminate the Rider.

      The surviving spouse can elect to add a new Guaranteed Lifetime Withdrawal Benefit Rider on any Contract Anniversary prior to the Annuity Start Date (if the Rider is still available for sale) by completing a form and submitting it to our Administrative Office at least one day prior to the Contract Anniversary. If we do not receive the completed form at our Administrative Office at least one day prior to the Contract Anniversary, the Rider will not be added to your Contract. The surviving spouse must satisfy our issue age requirements in effect at the time the Rider is purchased. We will issue a new GLWB Rider based on new variables (i.e., the Benefit Base, the Annual Amount, the Benefit Percentage, etc.). The terms of any such new GLWB Rider, including the charge for the Rider, may differ from the terms of the existing Rider.

      Spouse. Under the GLWB Rider, the term 'spouse' has the meaning given to it under federal law for purposes of the Internal Revenue Code.

      Proof of Survival. We may require proof of survival of any person upon whose life continuation of benefits depends (including, but not limited to, the Covered Person and any Joint Covered Person).

      Non-Excess and Excess Withdrawals. You may make withdrawals under your Contract while the GLWB Rider is in effect. However, the amount and timing of your withdrawals may significantly reduce (or even eliminate) your ability to make lifetime withdrawals under the Rider.

o Non-Excess Withdrawals are cumulative withdrawals made during the Contract Year that are less than or equal to the Annual Amount (see "Determining Your Annual Amount" below).

o Excess Withdrawals are cumulative withdrawals made during the Contract Year that exceed the Annual Amount.

Note: We have designed the GLWB Rider for you to take total Non-Excess
      Withdrawals up to the Annual Amount during each Contract Year. To obtain the maximum potential benefit under the GLWB Rider, your total withdrawals each Contract Year should not exceed the Annual Amount.

      Excess Withdrawals reduce your Benefit Base and your Annual Amount, which may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider. If your Contract Value is reduced to zero due to an Excess Withdrawal, your Contract and the GLWB Rider will terminate.

      A "withdrawal" includes any applicable withdrawal charges, any forfeited Credit Enhancements, any withdrawals made to pay fees to a registered investment adviser, and charges for premium taxes and/or other taxes, if applicable, and any other charges deducted upon a withdrawal or surrender. We will reduce your Contract Value by the amount of any withdrawal you make. Withdrawals made while the GLWB Rider is in effect will be subject to the same conditions, limitations, restrictions, and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the terms of your Contract, unless we specify otherwise.

      Before you make a withdrawal, please note:

o We will not assess a withdrawal charge or recapture any Credit Enhancements if you make a Non-Excess Withdrawal. However, such withdrawals will reduce your Free Withdrawal amount. For the purpose of calculating the withdrawal charge on Excess Withdrawals, Non-Excess Withdrawals do not reduce Purchase Payments.

o If you make an Excess Withdrawal, we will assess a withdrawal charge (if otherwise applicable), reduce your Free Withdrawal amount, and recapture any Credit Enhancements, as appropriate, in the same manner in which we would do so if you had not elected the GLWB Rider and you made a withdrawal under the Contract. See "Charges and Deductions - Contingent Deferred Sales Charge" and "Optional Riders - Extra Credit".

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o     All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, reduce your Contract Value and death benefit and may reduce other rider benefits. Withdrawals may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters".

      Determining Your Annual Amount. Your Annual Amount is the maximum amount that you can withdraw each Contract Year without reducing or eliminating your ability to make lifetime withdrawals under the GLWB Rider.

o Your Annual Amount is equal to the current Benefit Percentage multiplied by the current Benefit Base.

      We initially calculate your Annual Amount on the Rider Start Date and recalculate it on each Contract Anniversary, when you make any additional Purchase Payments, and when you make any Excess Withdrawals.

      So long as your Contract Value has not reduced to zero, you may withdraw the Annual Amount in a lump sum, in multiple withdrawals, or in a series of pre-authorized withdrawals during the Contract Year. You can continue to take up to the Annual Amount each Contract Year until it is depleted for that year. The Annual Amount is not cumulative, which means that if you choose to withdraw only part of, or none of, your Annual Amount in any given Contract year, any portion not withdrawn will not be carried over to the next or any subsequent Contract Year.

      Benefit Percentage. The initial Benefit Percentage depends on the age of the Covered Person (or for the joint life version, the age of the younger of the Covered Person and the Joint Covered Person) on the Rider Start Date, as follows:

--------------------------------------------------------------------------------
                                                                Initial Benefit
            Age                                                    Percentage
--------------------------------------------------------------------------------
Less than 65:                                                         4.0%
--------------------------------------------------------------------------------
At least 65 but less than 76:                                         5.0%
--------------------------------------------------------------------------------
Equal to or greater than 76:                                          6.0%
--------------------------------------------------------------------------------

      We may increase the Benefit Percentage by a 2% Inflation Adjustment if certain conditions are met (see "2% Inflation Adjustment," below).

      Qualified Contracts. If you own a Qualified Contract that is in the "Required Minimum Distribution" or "RMD" phase under the Internal Revenue Code, and you are required to withdraw more than the Annual Amount we have calculated, then we will increase your Annual Amount to equal the amount required to be withdrawn under the Internal Revenue Code.

o We determine this amount as of the beginning of the calendar year based solely on the values under your Contract. We do not include RMDs of any other assets of any Owner or Designated Beneficiary. This amount is equal to the Internal Revenue Code required minimum distribution amount calculated by us using only (1) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (2) your Contract Value (including the present value of any additional benefits provided under your Contract to the extent required to be taken into account under IRS Guidance), and (3) amounts from the current calendar year (no carry-over from past years).

      Determining Your Benefit Base. Your Benefit Base is used to calculate your Annual Amount.

Note: Your Benefit Base is only used to calculate the Annual Amount. It is not a cash value, surrender value, or death benefit, it is not available to you, it is not a minimum return for any Subaccount, and it is not a guarantee of any Contract Value.

      We initially calculate your Benefit Base on the Rider Start Date and recalculate it on each Contract Anniversary, when you make any additional Purchase Payments, and when you make any Excess Withdrawals.

o Your initial Benefit Base is equal to (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).

      Your Benefit Base after the Rider Start Date is equal to the greater of the Benefit Step-up Base or the Benefit Roll-up Base.

1.    The Benefit Step-up Base:

      On the Rider Start Date, the Benefit Step-up Base is equal to: (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).

      We recalculate the Benefit Step-up Base as follows:

      a. On each Contract Anniversary, the new Benefit Step-up Base is equal to the greater of your Contract Value on that anniversary, or (B) the then current Benefit Step-up Base.

      b. If you make an additional Purchase Payment, we will increase the then current Benefit Step-up Base by the amount of the Purchase Payment (and any Credit Enhancement and/or Bonus Credit, if applicable).

      c. If you make an Excess Withdrawal, the new Benefit Step-up Base is equal to the then current

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      Benefit Step-up Base multiplied by (1 minus (the amount of the Excess
      Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)).

      Note: Excess Withdrawals will reduce your Benefit Step-up Base, which, in turn, may significantly reduce or eliminate your ability to make lifetime withdrawals under the GLWB Rider. Excess Withdrawals could reduce your Benefit Step-up Base by substantially more than the actual amount of the Excess Withdrawal. Excess Withdrawals will also reduce your Annual Amount.

      Examples of Excess Withdrawals on the Benefit Step-up Base. Example 1, assume:

      (i)   At the beginning of the Contract Year, the Annual Amount is $5,000.

      (ii) During the Contract Year the Owner makes a $6,000 withdrawal, which means the Owner has made a Non-Excess Withdrawal of $5,000 and an Excess Withdrawal of $1,000.

      (iii) On the day that the Owner takes the $6,000 withdrawal, but prior to the withdrawal being processed, the then current Benefit Step-up Base is $100,000. The Contract Value is $120,000 prior to any part of the withdrawal being processed and, after the Non-Excess Withdrawal is effected but immediately before the Excess Withdrawal is effected, the Contract Value is $115,000.

            When an Excess Withdrawal is made, the new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by the Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Step-up Base is equal to: $100,000 x (1 - ($1,000 / $115,000)) = $99,130.

      Example 2, assume:

      (i) The Owner has already taken withdrawals equal to the Annual Amount for the Contract Year.

      (ii) The Owner takes another withdrawal of $3,000 in the same Contract Year, all of which is considered an Excess Withdrawal.

      (iii) Immediately prior to the withdrawal of $3,000, the current Benefit Step-up Base is $100,000. The Contract Value is $50,000.

            The new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by the Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Step-up Base is equal to:
            $100,000 x (1 - ($3,000 / $50,000)) = $94,000.

      o Note that in this case, the Excess Withdrawal is $3,000, while the reduction in Benefit Step-up Base is $6,000 (twice the amount of the Excess Withdrawal).

2.    The Benefit Roll-up Base:

      On the Rider Start Date, the Benefit Roll-up Base is equal to: (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).

      We recalculate the Benefit Roll-up Base as follows:

      (a) On each Contract Anniversary, the new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 plus the Growth Factor).

            We determine the Growth Factor as follows:

            (i) If you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), then the Growth Factor is:

                  o     5.0% on Rider anniversaries 1 through 4;

                  o     6.0% on Rider anniversaries 5 through 8;

                  o     7.0% on Rider anniversaries 9 through 12; and

                  o     0.0% on Rider anniversaries 13 and greater.

            (ii) If you have made one or more withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), then the Growth Factor is zero on every Contract Anniversary following the first withdrawal.

                  Note: The value of the GLWB Rider may be affected if you delay taking withdrawals. For example, once you take a withdrawal, we will apply the 2% Inflation Adjustment

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                        (if elected) to your Benefit Percentage on each
                        Contract Anniversary (subject to certain conditions). (See "When to Take Withdrawals" below.)

      (b) If you make an additional Purchase Payment, we will increase the then current Benefit Roll-up Base by the amount of the Purchase Payment (and any Credit Enhancement and/or Bonus Credit, if applicable).

      (c) If you make an Excess Withdrawal, the new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)).

            Note: Excess Withdrawals will reduce your Benefit Roll-up Base, which, in turn, may significantly reduce or eliminate your ability to make lifetime withdrawals under the GLWB Rider. Excess Withdrawals could reduce your Benefit Roll-up Base by substantially more than the actual amount of the Excess Withdrawal. Excess Withdrawals will also reduce your Annual Amount.

            Example of Excess Withdrawals on the Benefit Roll-up Base. Assume:

            (i) The Owner has already taken withdrawals equal to the Annual Amount for the Contract Year.

            (ii) The Owner takes another withdrawal of $3,000 in the same Contract Year, all of which is considered an Excess Withdrawal.

            (iii) Immediately prior to the withdrawal of $3,000, the current
                  Benefit Roll-up Base is $100,000. The Contract Value is
                  $50,000.

                  The new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Roll-up Base is equal to: $100,000 x (1 - ($3,000 / $50,000)) =
                  $94,000.

            o Note that the Excess Withdrawal is $3,000, while the reduction in Benefit Roll-up Base is $6,000 (twice the amount of the Excess Withdrawal).

      2% Inflation Adjustment. If your entire Contract Value has been invested in accordance with one of the asset allocation models described below since the Rider Start Date, we will increase the Benefit Percentage by an amount equal to the current Benefit Percentage multiplied by 2.0% (the "2% Inflation Adjustment"). However, no increases will be made until you make a withdrawal following the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance). After you make such a withdrawal, we will begin applying the 2% Inflation Adjustment to your Benefit Percentage on each Contract Anniversary.

Note: The value of the GLWB Rider may be affected if you begin taking withdrawals too soon. For example, once you take a withdrawal, we will no longer increase your Benefit Roll-up Base by the Growth Factor. (See "When to Take Withdrawals" below.)

      To be eligible for the 2% Inflation Adjustment, at all times since the Rider Start Date your entire Contract Value must be invested in one of several specified asset allocation models. This means:

o You must allocate all Purchase Payments and Contract Value in accordance with one of the asset allocation models;

o You must elect and maintain the Asset Reallocation Option, thereby authorizing us to automatically transfer your Contract Value on a quarterly basis to restore your asset allocation model's allocations to the original percentages in effect at the time you elected the model;

o You may change from the current asset allocation model to another asset allocation model approved by us for use in connection with the 2% Inflation Adjustment feature;

o     You may not make other transfers among the Subaccounts; and

o We will deduct any withdrawals you make (including withdrawals pursuant to the RIA Annual Withdrawal Allowance) from the Subaccounts in the asset allocation model on a pro rata basis.

Note: You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs.

      If at any time following the Rider Start Date all or a portion of your Contract Value is not invested in accordance with the above restrictions, then your Benefit Percentage will not be increased by the 2% Inflation Adjustment for that Contract Year or any subsequent Contract Year.

      Each asset allocation model invests different percentages of Contract Value in certain of the Subaccounts. In

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general, the investment strategies employed by the asset allocation models include allocations that focus on (1) combining bond funds and stock funds; or
(2) emphasizing stock funds while including a weighting to bond funds. Each of these asset allocation models seek to provide income and/or capital appreciation while avoiding excessive risk. There can be no assurance, however, that any of the asset allocation models will achieve their investment objective. If you are seeking a more aggressive investment strategy, the asset allocation models required in connection with the 2% Inflation Adjustment may not be appropriate for you.

      The asset allocation models approved for use with the 2% Inflation Adjustment and the composition of the specific asset allocation model you select may change from time to time. However, we will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model that is permitted with the 2% Inflation Adjustment, you must submit new allocation instructions to us in writing. There is no charge for allocating your Contract Value in accordance with an asset allocation model.

      The specific asset allocation models available to you are fully described in a separate brochure. Your sales representative can provide additional information about the asset allocation models available to you. Please talk to him or her if you have additional questions about the asset allocation models.

      Example of the 2% Inflation Adjustment. Assume:

a.    the Owner added the Rider (issued with one Covered Person) at age 70,

b. the 2% Inflation Adjustment has not been forfeited because Contract Value has at all times since the Rider Start Date been invested in accordance with the investment restrictions set forth above, and

c. the first withdrawal (other than one within the RIA Annual Withdrawal Allowance) is in Contract Year 3.

The Benefit Percentage is equal to:

o 5.00% for Contract Years 1 and 2 (because the Owner was between ages 65 and 75 on the Rider Start Date and did not take any withdrawals),

o 5.00% for Contract Year 3 (because the withdrawal will trigger the 2% Inflation Adjustment beginning on the next Contract Anniversary),

o     5.10% for Contract Year 4 (5.00% * (1.02)),

o     5.20% for Contract Year 5 (5.00% * (1.02)(2)),

o     5.31% for Contract Year 6 (5.00% * (1.02)(3))

o and so forth for subsequent Contract Years (so long as the Owner continues to comply at all times with the investment restrictions set forth above). If, in Contract Year 6, the Owner fails to comply with the investment restrictions, then in all future Contract Years the Benefit Percentage will be equal to 5.31%.

      RIA Annual Withdrawal Allowance. If withdrawals are made under your Contract to pay fees to a registered investment adviser, then we will not consider that withdrawal when determining whether to apply the 2% Inflation Adjustment or whether to set the Growth Factor to zero when calculating the Benefit Roll-up Base, if:

o     the withdrawals are the only amount withdrawn in that Contract Year;

o the withdrawals are for the purpose of paying fees to a registered investment adviser for services rendered to the Owner in connection with the Contract;

o we are making payment(s) to the registered investment adviser from such withdrawals on behalf of the Owner; and

o the withdrawals do not exceed: (1) in the first Contract Year, 2.0% of Purchase Payments (including any Credit Enhancement and/or Bonus Credit), and (2) for all other Contract Years, 2.0% of your Contract Value as of the beginning of the Contract Year.

When to Take Withdrawals. You should carefully consider when to begin taking withdrawals under the GLWB Rider.

      Advantages to taking withdrawals:

o You may maximize the time during which you may take lifetime withdrawals due to longer life expectancy, and you will be paying for a benefit you are using.

o If you have selected the 2% Inflation Adjustment feature of the Rider and have complied with the investment restrictions noted above under "2% Inflation Adjustment," once you make a withdrawal (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance) we will apply the 2% Inflation Adjustment to your Benefit Percentage on each Contract Anniversary (see "2% Inflation Adjustment").

      Advantages to delaying withdrawals:

o On the first 12 Rider anniversaries, we will increase your Benefit Roll-up Base by the Growth Factor so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance) (see "Benefit Roll-up Base").

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o     Withdrawals reduce your Free Withdrawal Amount, death benefit, and
      Contract Value, may result in receipt of taxable income (and a 10% penalty tax if made prior to age 59 1/2), and may limit the potential for increasing your Benefit Base through higher Contract Values on Contract Anniversaries.

      You should discuss with your registered representative when it may be appropriate for you to begin taking withdrawals under the GLWB Rider.

      Annuitization. If you have not selected an Annuity Start Date, then while the GLWB Rider is in effect the Annuity Start Date is the day before the older Annuitant's 95th birthday.

      If the Contract Value is greater than zero on the Annuity Start Date, then you may elect to receive annual Annuity Payments equal to:

a.    the Annual Amount as of the Annuity Start Date; or

b. the amount determined by applying the Contract Value less premium taxes and any pro rata account administration charge as of the Annuity Start Date to any of the Annuity Options available under your Contract.

      If you choose option (a), then we will make Annuity Payments until the later of: (i) the death of the Covered Person (or until the later of the death of the Covered Person or Joint Covered Person, if applicable), or (ii) a fixed period equal to the Contract Value on the Annuity Start Date divided by the Annual Amount on the Annuity Start Date. If the Covered Person (or both the Covered Person and the Joint Covered Person, if applicable) dies before receiving the fixed number of Annuity Payments, then we will make any remaining Annuity Payments to the Designated Beneficiary.

      If you choose option (b), then we will make Annuity Payments pursuant to the terms of your Contract.

Note: The payments you would receive under option (a) are different from the payments you would receive under option (b). You should consult with your registered representative to determine which option is more appropriate for you.

      Reduction of Contract Value To Zero. If your Contract Value reduces to zero, one of the following will occur:

1. If your Contract Value reduced to zero due to an Excess Withdrawal, then we will terminate your Contract and the GLWB Rider (which means your Annual Amount will no longer be available) even if your Benefit Base is greater than zero. You will not be entitled to receive any further benefits under your Contract or the Rider.

2. If your Contract Value reduced to zero for any reason other than due to an Excess Withdrawal, then:

      a. We will make payments to you each Contract Year in an amount equal to the Annual Amount in effect as of the Valuation Date the Contract Value reduced to zero;

      b. We will make these as a series of payments pursuant to a frequency selected by you from those made available by us at that time;

      c. We will make these payments until the death of the Covered Person (or the later of the death of the Covered Person and any Joint Covered Person, if applicable, subject to the restrictions on changing Owners);

      d. You may not make any additional Purchase Payments under your Contract;

      e. You will no longer be eligible to receive a death benefit under your Contract; and

      f.    We will terminate all other optional riders under your Contract.

      Investment Option Restrictions. If you elect the GLWB Rider, you cannot allocate your Purchase Payments or transfer your Contract Value to the Fixed Account. If you wish to add the GLWB Rider on a Contract Anniversary, you will need to transfer any Contract Value in the Fixed Account to one or more of the Subaccounts.

      Restrictions on Purchase Payments. If you elect the GLWB Rider, (either on the Contract Date or on any Contract Anniversary prior to the Annuity Start
Date), we reserve the right to refuse to accept subsequent Purchase Payments, and/or limit the amount of any subsequent Purchase Payments that we do accept, following the Rider Start Date.

      When discussing the GLWB Rider, all references to Purchase Payments mean the amount actually applied to Contract Value (i.e., net of any applicable premium tax or other applicable charges).

      If in the future the Fixed Account becomes an available investment option under the Rider, then we may deduct a portion of the GLWB Rider Charge from Contract Value allocated to the Fixed Account. We will not refund the GLWB Rider Charges you have paid if the GLWB Rider terminates, regardless of the reason for termination.

      Contract Loans. You must repay any outstanding Contract loan before we will issue the GLWB Rider, and you may not take a new Contract loan while the Rider is in effect.

      Termination. We will terminate the GLWB Rider on the earliest of:

1.    The Valuation Date you surrender your Contract;

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2.    The Annuity Start Date (subject to any obligations we may have to make payments of the Annual Amount, as set forth in the Annuitization provision above);

3. For a GLWB Rider issued with one Covered Person, the date of the Covered Person's death (regardless of whether the surviving spouse Beneficiary continues the Contract);

4. For a GLWB Rider issued with a Covered Person and a Joint Covered Person, the later of the date of death of the Covered Person or the Joint Covered Person (subject to our rules relating to the designation of a Joint Covered Person--see "Covered Persons, Owners, and Spouses" above);

5. The date of change of ownership under the Contract (including total or partial change incident to a divorce--see "Covered Persons, Owners, and Spouses" above); or

6. The Valuation Date your Contract Value is reduced to zero due to an Excess Withdrawal.

      Tax Consequences. As with any distribution from the Contract, tax consequences may apply to GLWB Rider distributions. The application of certain tax rules to the Rider, particularly those rules relating to distributions from your Contract, is not entirely clear. While there is some uncertainty, we intend to treat any amounts received by you under the GLWB Rider after your Contract Value reduces to zero as annuity payments for tax purposes. We also intend to treat the payments made to you under the Rider prior to the date your Contract Value reduces to zero or selection of an Annuity Option as withdrawals for tax purposes. In view of this uncertainty, however, you should consult a tax advisor before purchasing the GLWB Rider.

      For Qualified Contracts, distributions attributable to the GLWB Rider will be taxed in accordance with the rules applicable to the type of Qualified Plan. We intend to treat distributions from Contracts issued as Section 403(b) annuities or traditional or Roth individual retirement annuities in the manner described above for annuities generally. (Please see "Federal Tax Matters" in the prospectus.) Your required minimum distribution amount may have to include the value of optional Contract provisions such as the GLWB rider. Consult a tax advisor.

      Limited Exchange Opportunity. Beginning on May 1, 2008 and extending through April 30, 2009, if you currently own the Guaranteed Minimum Withdrawal Benefit Rider, you may exchange that Rider for the Guaranteed Lifetime Withdrawal Benefit Rider if you are otherwise eligible to purchase the Rider. We will only permit such an exchange on a Contract Anniversary. You may submit your written request to make the exchange to our Administrative Office at any time prior to a Contract Anniversary and we will effect the exchange on that Contract Anniversary. All terms and conditions of the Guaranteed Lifetime Withdrawal Benefit Rider that are in effect on that Contract Anniversary will apply. We will use your Contract Value on that Contract Anniversary to calculate the Benefit Base under the Guaranteed Lifetime Withdrawal Benefit rider. If you make this exchange, you will not be permitted to later repurchase the Guaranteed Minimum Withdrawal Benefit Rider.

      There are differences in the terms of the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Lifetime Withdrawal Benefit Rider, including the rider charge, the availability of the Fixed Account, and whether withdrawals under the rider may be available for a specified period or for your lifetime. You should review the discussion on each rider carefully to determine whether exchanging your existing Guaranteed Minimum Withdrawal Benefit Rider is appropriate for you.


Guaranteed Minimum Income Benefit -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however you will still pay the Rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

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6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for
Dollar Living Benefit) -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment "floor."

      The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the SBL Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the SBL Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Income Benefit. If you purchase this rider when you purchase the Contract, the Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchase this rider on a Contract Anniversary, the Annual Limit initially is equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday.

      In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under "Annuity Options." The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

      The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. The Alternate Benefit is available only on the tenth anniversary of the rider purchase date and shall not be

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available thereafter. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

--------------------------------------------------
    Payment Frequency    Total Number of Payments
--------------------------------------------------
         Monthly                 180
        Quarterly                 60
       Semiannual                 30
         Annual                   15
--------------------------------------------------

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under "Annuity Options").

      The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

      If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.


      This rider is available only if the age of the Annuitant at the time the rider is issued is 79 or younger.


      Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.

Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will

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be reduced by any Credit Enhancements applied during the 12 months preceding the
Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however, you will still pay the Rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Annual Stepped Up and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Enhanced Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

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                                       40

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The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit

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also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly the Dollar for Dollar Combination Benefit) -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit") as described under "6% Dollar for Dollar Guaranteed Minimum Income Benefit"; provided, however, that unlike the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, this rider is available only at the time you purchase the Contract. For a discussion of the Minimum Income Benefit, see "6% Dollar for Dollar Guaranteed Minimum Income Benefit."

      In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Minimum Death Benefit, as described below.

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit "floor."

      The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.

      The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and/or Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the SBL Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the SBL Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

     The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is

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added to Contract Value subsequent to the Contract Date. The Company reduces the
Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract
Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner's 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

      In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.


      This rider is available only if the age of each Owner on the Contract Date is 79 or younger and the age of each Annuitant on the Contract Date is 79 or younger. See the discussion under "Death Benefit."


Guaranteed Minimum Withdrawal Benefit -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

--------------------------------------------------------------------------------
                     Annual
               Withdrawal Amount*    Benefit Amount*
               --------------------------------------
                       5%                  130%
                       6%                  110%
                       7%                  100%
               --------------------------------------
* A percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
--------------------------------------------------------------------------------

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider

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                                       43

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reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

Total Protection -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

      Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Credits or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

      This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including

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any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

      The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

      The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

      This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.

Extra Credit -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See "Automatic Bonus Credit."

     In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

     The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals

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                                       45

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in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                  ---------------------------------------
                                        Rate of Return
                    Interest Rate      (net of expenses)
                  ---------------------------------------
                         3%                 -5.00%
                         4%                 -1.50%
                         5%                  0.80%
                  ---------------------------------------

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

Waiver of Withdrawal Charge -- This rider makes available a waiver of withdrawal charge in the event of (1) total and permanent disability prior to age 65,
(2)your confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

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      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.


      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.


Alternate Withdrawal Charge -- This rider makes available an alternative withdrawal charge schedule. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

---------------------------------------------------------
       0-Year Schedule              4-Year Schedule
---------------------------------------------------------
   Purchase                     Purchase
  Payment Age    Withdrawal    Payment Age    Withdrawal
  (in years)       Charge      (in years)      Charge
---------------------------------------------------------
  0 and over         0%             1            7%
                                    2            7%
                                    3            6%
                                    4            5%
                               5 and over        0%
---------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

Purchase Payments -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will

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accept the Automatic Investment Program. If you submit a subsequent Purchase
Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.


      If you elect the Guaranteed Lifetime Withdrawal Benefit Rider, we reserve the right to refuse to accept subsequent Purchase Payments, and/or limit the amount of any subsequent Purchase Payments that we do accept, following the Rider Start Date.



Automatic Bonus Credit -- During the period of May 1, 2005 through December
31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007;
(2) the Contract was issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.

      The Bonus Credit, which is added to Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applies the Bonus Credit to Contract Value at the time the Purchase Payment is effective, and any Bonus Credit is allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.

      The Bonus Credit is subject to any applicable withdrawal charge. There is no charge for this rider.


Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account; provided that the Fixed Account is available under your Contract.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

Dollar Cost Averaging Option -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the

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                                       48

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transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis, or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

Asset Reallocation Option -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to

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certain restrictions described in "Transfers and Withdrawals from the Fixed
Account."

Transfers of Contract Value -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account." The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the SBL Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       50

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
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of
                                                                                                                Round Trip
                                          Subaccount                                                            Transfers(1)
----------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, SBL Money Market                                        Unlimited
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real                4
Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Dent Strategic Portfolio, Franklin
Income Securities, Franklin Small Cap Value Securities, Franklin Templeton VIP Founding Funds Allocation,
Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Global High Yield Bond, Legg
Mason Partners Variable Small Cap Growth, Mutual Discovery Securities, Neuberger Berman AMT Socially
Responsive, Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap Fund(R)/VA, PIMCO VIT All Asset,
PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S.
Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Small Cap StocksPLUS(R) TR, Rydex VT
Absolute Return Strategies, Rydex VT Alternative Strategies Allocation, Rydex VT Essential Portfolio
Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT
Hedged Equity, Rydex VT International Rotation, Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation,
SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL
Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap
Value, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, Van Kampen LIT Comstock, Van Kampen LIT
Government, Van Kampen UIF Emerging Markets Equity, Van Kampen UIF Equity and Income
----------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value, American Century VP Ultra(R), American Century VP Value                           2
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International, MFS(R) VIT Total Return, MFS(R) VIT Utilities                                     2(2)
----------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap                                                                                                      1(3)
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth                       1(4)
----------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth, Dreyfus VIF International Value                                                        1(5)
----------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

--------------------------------------------------------------------------------


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute

--------------------------------------------------------------------------------
                                       51

--------------------------------------------------------------------------------

instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


      The Company does not limit or restrict transfers to or from the RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, or SBL Money Market Subaccounts. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.


      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside

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                                       52

--------------------------------------------------------------------------------

in the Loan Account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     The amount of any outstanding Contract Debt,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Fund. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.

      The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of

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                                       53

--------------------------------------------------------------------------------

the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

Full and Partial Withdrawals -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

      The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, and/or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the

--------------------------------------------------------------------------------
                                       54

--------------------------------------------------------------------------------

Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

      In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.


      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters." If you purchase the Guaranteed Lifetime Withdrawal Benefit Rider, we will not automatically cancel any existing systematic withdrawals that you have established. Since "Excess Withdrawals" may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted. See "Guaranteed Lifetime Withdrawal Benefit Rider."


Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we received your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.


      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.


Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

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                                       55

--------------------------------------------------------------------------------

      If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of Annual Stepped Up Death Benefit Rider, Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and Total Protection Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

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      Please note that any death benefit we may pay that is in excess of
Contract Value is subject to our financial strength and claims-paying ability.

Death of the Annuitant -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include the Bonus Credits for purposes of assessing the withdrawal charge. As such, the Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.


      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.


      The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                   ----------------------------------
                    Purchase Payment or
                   Bonus Credit Age (in    Withdrawal
                          years)             Charge
                   ----------------------------------
                             1                 7%
                             2                 7%
                             3                 6%
                             4                 5%
                             5                 4%
                             6                 3%
                             7                 2%
                         8 and over            0%
                   ----------------------------------

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your

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Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

--------------------------------------------------------------------------------
                                                            Annual Mortality and
Contract Value                                               Expense Risk Charge
--------------------------------------------------------------------------------
Less than $25,000                                                  0.85%
At least $25,000 but less than $100,000                            0.70%
$100,000 or more                                                   0.60%
--------------------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts.

Account Administration Charge -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.


Premium Tax Charge -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.


Loan Interest Charge -- The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

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Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.


Optional Rider Charges --In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Lifetime Withdrawal Benefit Rider, Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit, and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may select only one rider that provides a death benefit.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date, and the charge for the Guaranteed Lifetime Withdrawal Benefit Rider is deducted until the earlier of termination of the rider or the date the Contract Value is reduced to zero. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states. You may not select riders with a total charge that exceeds 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Guaranteed Lifetime Withdrawal Benefit Rider (Two Covered Persons) with a cost of 1.25%, the Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%, and the Total Protection Rider with a cost of 0.85%, because the total cost of such riders, 2.40%, would exceed the applicable maximum rider charge of 2.00%.


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                                       59

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--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------

                                                                                            Annual
                                                                           Rate(1)       Rider Charge
-----------------------------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit (One Covered Person)                     --          0.85%(2)
                                      (Two Covered Persons)                     --          1.25%(2)
-----------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                3%         0.15%
                                                                                 5%         0.30%
-----------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                           6%         0.60%
-----------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                 --          0.20%
-----------------------------------------------------------------------------------------------------
                                                                                 3%         0.10%
Guaranteed Growth Death Benefit                                                  5%         0.20%
                                                                                 6%(3)      0.25%
                                                                                 7%(3)      0.30%
-----------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                   5%         0.25%
-----------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                          --          0.25%
-----------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                           --          0.35%
-----------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                            5%         0.35%
-----------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit         5%         0.45%
-----------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income
Benefit and Guaranteed Minimum Death Benefit                                     6%         0.85%
-----------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                           --          0.45%(4)
-----------------------------------------------------------------------------------------------------
Total Protection                                                                --          0.85%(5)
-----------------------------------------------------------------------------------------------------
                                                                                 3%         0.40%
Extra Credit(6)                                                                  4%         0.55%
                                                                                 5%         0.70%
-----------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                     --          0.05%
-----------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(7)                                              0-Year          0.70%
                                                                            4-Year          0.60%(8)
---------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.

(3)   Not available to Texas residents.

(4) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

(6) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(7) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(8) The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.
--------------------------------------------------------------------------------


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Guarantee of Certain Charges -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.85% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period


General -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.


      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or

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Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.


      If you have purchased the Guaranteed Lifetime Withdrawal Benefit Rider and your Contract Value is greater than zero on the Annuity Start Date, then instead of receiving the Annuity Payments described above, you may elect to receive annual Annuity Payments equal to the Annual Amount under the Rider as of the Annuity Start Date. If you choose to do so, then we will make Annuity Payments until the later of: (i) the death of the Covered Person (or until the later of the death of the Covered Person or Joint Covered Person, if applicable), or (ii) a fixed period equal to the Contract Value on the Annuity Start Date divided by the Annual Amount on the Annuity Start Date. If the Covered Person (or both the Covered Person and the Joint Covered Person, if applicable) dies before receiving the fixed number of Annuity Payments, then we will make any remaining Annuity Payments to the Designated Beneficiary. See "Guaranteed Lifetime Withdrawal Benefit Rider."


Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      Option 3 -- Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      Option 4 --

      A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected.

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With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      Option 5 -- Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 6 -- Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 7 -- Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 8 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid

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by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

The Fixed Account


      The Fixed Account is not available in all states. Even if it is available in your state, the Fixed Account is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider. (If you wish to add the Guaranteed Lifetime Withdrawal Benefit Rider on a Contract Anniversary, you will need to transfer any Contract Value in the Fixed Account to one or more of the Subaccounts.). If the Fixed Account and Loan Account are important to you, you should not select the foregoing optional riders.


      If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

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Interest -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DCA Plus Account -- The DCA Plus Account is not available in all states. If it is available in your state, you may allocate all or part of your initial Purchase Payment to the DCA Plus Account, which is part of the Company's Fixed Account. The rate of Current Interest declared by the Company for the DCA Plus Account will be fixed for the applicable DCA Plus Period, which is a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account. If you would like to allocate your initial Purchase Payment to the DCA Plus Account, you must complete a DCA Plus form, which is available upon request. Upon the form, you must select the applicable DCA Plus Period, the Subaccounts to which monthly transfers from the DCA Plus Account will be made, and the percentage to be allocated to each such Subaccount. Transfers from the DCA Plus Account to the Fixed Account are not permitted.

      The Company will transfer your Contract Value allocated to the DCA Plus Account to the Subaccounts that you select on a monthly basis over the DCA Plus Period. The Company will effect each transfer on the monthly anniversary of the date that your Purchase Payment is allocated to the DCA Plus Account, and the first such transfer will be made on the first monthly anniversary of that date. The amount of each monthly transfer is found by dividing Contract Value allocated to the DCA Plus Account by the number of months remaining in the DCA Plus Period. The Company may declare a rate of Current Interest for the DCA Plus Account that differs from the rate declared for the Fixed Account.


      You may allocate only Purchase Payments to the DCA Plus Account, and transfers of Contract Value to this account are not permitted under the Contract. Any Purchase Payments allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the Subaccounts over the months remaining in the DCA Plus Period. The DCA Plus Account is not available if you have purchased the Extra Credit Rider at 3%, 4% or 5%, the 0-Year or 4-Year Alternate

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Withdrawal Charge Rider or the Guaranteed Lifetime Withdrawal Benefit Rider, or
if the DCA Plus Period has expired. You may terminate your allocation to the DCA Plus Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to one or more of the Subaccounts.


Death Benefit -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."


Contract Charges -- Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account, and you will not participate in the investment experience of the Subaccounts.


Transfers and Withdrawals from the Fixed Account -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

Payments from the Fixed Account -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

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Designation and Change of Beneficiary -- The Designated Beneficiary is the
person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

Dividends -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


Loans -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan; provided, however, that loans are not available in certain states. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation

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of all loans made to an individual employee under a single employer plan.
However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.


      When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn the minimum rate of interest guaranteed under the Fixed Account. The Owner's Contract must provide a Fixed Account option for the Owner to be eligible to take a loan. See "The Fixed Account" to determine its availability.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 1% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 3.7%. Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

      Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.


      If your purchase the Guaranteed Lifetime Withdrawal Benefit Rider, you must repay any outstanding loan before we will issue the Rider, and you may not take a new loan while the Rider is in effect.


      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can

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be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."


      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.


      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.


      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."



Restrictions under the Texas Optional Retirement Program -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.


Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any

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applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of the Company and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Fund, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.

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Income Taxation of Annuities in General--Non-Qualified Plans -- Section 72 of
the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.


      Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.


      Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

Additional Considerations --

      Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an

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owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      Possible Tax Changes. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

      Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners,

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Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.


      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."


      Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to the Contract.


      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

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      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

      Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."


      Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.

      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($85,000 for a married couple filing a joint return and $53,000 for a single taxpayer in 2008). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $159,000 and $169,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of nondeductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $101,000 to $116,000 in adjusted gross income ($159,000 to $169,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.


      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet

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certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.

      Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.


      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

      Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient

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of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations --

      Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Other Information

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may

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purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive an annual and semiannual report containing financial statements for each Underlying Fund, which will include a list of the portfolio securities of each Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

Electronic Privileges -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine

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and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

Legal Matters -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2007, 2006 and 2005, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $56,968,135, $56,800,140 and $5,524,321 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


      Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit

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from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

      Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.


      The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2007 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
PlanMember Securities Corporation, Vantage Securities/Advisors, Inc., OFG Financial Services, Inc., Morgan Keegan & Company, Inc., Brecek & Young Advisors, Inc., Legend Equities Corporation, Aquarius Fund Distributors, Inc., Flexible Plan Investments, Ltd., Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., NEXT Financial Group, Inc., Great American Advisors, Inc., Geneos Wealth Management, Inc., Pension Planners Securities, Inc., GWN Securities, Inc.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.


      Additional Compensation Paid to Affiliated Selling Broker-Dealers. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered

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representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.


Performance Information

      Performance information for the Subaccounts, including the yield and effective yield of the SBL Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the SBL Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until December 4, 2000, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the SBL Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


Financial Statements -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - SecureDesigns at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


Table of Contents for Statement of Additional Information


      The Statement of Additional Information for the SecureDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Informa-

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tion. The table of contents of the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY

      Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

      Section 403(b)
      Roth 403(b)
      Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       81

--------------------------------------------------------------------------------

Objectives for Underlying Funds

--------------------------------------------------------------------------------
   There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.


-----------------------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective                  Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic                Series II      Long-term growth of capital           Invesco Aim Advisors, Inc.
Value Fund                                                                         11 Greenway Plaza, Suite 100
                                                                                   Houston, TX 77046-1179
                                                                                   (Investment Adviser)

                                                                                   AIM Funds Management Inc., 5140 Yonge
                                                                                   Street, Suite 900, Toronto, Ontario, Canada
                                                                                   M2N 6X7
                                                                                   (Sub-adviser)

                                                                                   Invesco Global Asset Management (N.A.), Inc.,
                                                                                   One Midtown Plaza, 1360 Peachtree Street,
                                                                                   N.E., Suite 100, Atlanta, GA 30309
                                                                                   (Sub-adviser)

                                                                                   Invesco Institutional (N.A.), Inc., One Midtown
                                                                                   Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                   Atlanta, GA 30309
                                                                                   (Sub-adviser)

                                                                                   Invesco Senior Secured Management, Inc.,
                                                                                   1166 Avenue of the Americas, New York, NY
                                                                                   10036
                                                                                   (Sub-adviser)

                                                                                   Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                   Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management Limited, 30 Finsbury
                                                                                   Square, London, EC2A 1AG, United Kingdom
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management (Japan) Limited,
                                                                                   25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                   Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                   6025, Japan
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management Deutschland
                                                                                   GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                   60313
                                                                                   (Sub-adviser)

                                                                                   Invesco Australia Limited, 333 Collins Street,
                                                                                   Level 26, Melbourne Vic 3000, Australia
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------

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                                       82

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective                  Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital              Series II      Growth of capital                     Invesco Aim Advisors, Inc.
Development Fund                                                                   11 Greenway Plaza, Suite 100
                                                                                   Houston, TX 77046-1181
                                                                                   (Investment Adviser)

                                                                                   AIM Funds Management Inc., 5140 Yonge
                                                                                   Street, Suite 900, Toronto, Ontario, Canada
                                                                                   M2N 6X7
                                                                                   (Sub-adviser)

                                                                                   Invesco Global Asset Management (N.A.), Inc.,
                                                                                   One Midtown Plaza, 1360 Peachtree Street,
                                                                                   N.E., Suite 100, Atlanta, GA 30309
                                                                                   (Sub-adviser)

                                                                                   Invesco Institutional (N.A.), Inc., One Midtown
                                                                                   Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                   Atlanta, GA 30309
                                                                                   (Sub-adviser)

                                                                                   Invesco Senior Secured Management, Inc.,
                                                                                   1166 Avenue of the Americas, New York, NY
                                                                                   10036
                                                                                   (Sub-adviser)

                                                                                   Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                   Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management Limited, 30 Finsbury
                                                                                   Square, London, EC2A 1AG, United Kingdom
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management (Japan) Limited,
                                                                                   25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                   Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                   6025, Japan
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management Deutschland
                                                                                   GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                   60313
                                                                                   (Sub-adviser)

                                                                                   Invesco Australia Limited, 333 Collins Street,
                                                                                   Level 26, Melbourne Vic 3000, Australia
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       83

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective                  Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global                Series I      Capital growth                        Invesco Aim Advisors, Inc.
Health Care Fund                                                                   11 Greenway Plaza, Suite 100
                                                                                   Houston, TX 77046-1182
                                                                                   (Investment Adviser)

                                                                                   AIM Funds Management Inc., 5140 Yonge
                                                                                   Street, Suite 900, Toronto, Ontario, Canada
                                                                                   M2N 6X7
                                                                                   (Sub-adviser)

                                                                                   Invesco Global Asset Management (N.A.), Inc.,
                                                                                   One Midtown Plaza, 1360 Peachtree Street,
                                                                                   N.E., Suite 100, Atlanta, GA 30309
                                                                                   (Sub-adviser)

                                                                                   Invesco Institutional (N.A.), Inc., One Midtown
                                                                                   Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                   Atlanta, GA 30309
                                                                                   (Sub-adviser)

                                                                                   Invesco Senior Secured Management, Inc.,
                                                                                   1166 Avenue of the Americas, New York, NY
                                                                                   10036
                                                                                   (Sub-adviser)

                                                                                   Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                   Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management Limited, 30 Finsbury
                                                                                   Square, London, EC2A 1AG, United Kingdom
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management (Japan) Limited,
                                                                                   25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                   Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                   6025, Japan
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management Deutschland
                                                                                   GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                   60313
                                                                                   (Sub-adviser)

                                                                                   Invesco Australia Limited, 333 Collins Street,
                                                                                   Level 26, Melbourne Vic 3000, Australia
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       84

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective                  Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global                Series I      High total return through growth of   Invesco Aim Advisors, Inc.
Real Estate Fund                             capital and current income.           11 Greenway Plaza, Suite 100
                                                                                   Houston, TX 77046-1173
                                                                                   (Investment Advisor)

                                                                                   AIM Funds Management Inc., 5140 Yonge
                                                                                   Street, Suite 900, Toronto, Ontario, Canada
                                                                                   M2N 6X7
                                                                                   (Sub-adviser)

                                                                                   Invesco Global Asset Management (N.A.), Inc.,
                                                                                   One Midtown Plaza, 1360 Peachtree Street,
                                                                                   N.E., Suite 100, Atlanta, GA 30309
                                                                                   (Sub-adviser)

                                                                                   Invesco Institutional (N.A.), Inc., One Midtown
                                                                                   Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                   Atlanta, GA 30309
                                                                                   (Sub-adviser)

                                                                                   Invesco Senior Secured Management, Inc.,
                                                                                   1166 Avenue of the Americas, New York, NY
                                                                                   10036
                                                                                   (Sub-adviser)

                                                                                   Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                   Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management Limited, 30 Finsbury
                                                                                   Square, London, EC2A 1AG, United Kingdom
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management (Japan) Limited,
                                                                                   25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                   Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                   6025, Japan
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management Deutschland
                                                                                   GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                   60313
                                                                                   (Sub-adviser)

                                                                                   Invesco Australia Limited, 333 Collins Street,
                                                                                   Level 26, Melbourne Vic 3000, Australia
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       85

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective                  Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International        Series II      Long-term growth of capital           Invesco Aim Advisors, Inc.
Growth Fund                                                                        11 Greenway Plaza, Suite 100
                                                                                   Houston, TX 77046-1183
                                                                                   (Investment Adviser)

                                                                                   AIM Funds Management Inc., 5140 Yonge
                                                                                   Street, Suite 900, Toronto, Ontario, Canada
                                                                                   M2N 6X7
                                                                                   (Sub-adviser)

                                                                                   Invesco Global Asset Management (N.A.), Inc.,
                                                                                   One Midtown Plaza, 1360 Peachtree Street,
                                                                                   N.E., Suite 100, Atlanta, GA 30309
                                                                                   (Sub-adviser)

                                                                                   Invesco Institutional (N.A.), Inc., One Midtown
                                                                                   Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                   Atlanta, GA 30309
                                                                                   (Sub-adviser)

                                                                                   Invesco Senior Secured Management, Inc.,
                                                                                   1166 Avenue of the Americas, New York, NY
                                                                                   10036
                                                                                   (Sub-adviser)

                                                                                   Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                   Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management Limited, 30 Finsbury
                                                                                   Square, London, EC2A 1AG, United Kingdom
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management (Japan) Limited,
                                                                                   25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                   Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                   6025, Japan
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management Deutschland
                                                                                   GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                   60313
                                                                                   (Sub-adviser)

                                                                                   Invesco Australia Limited, 333 Collins Street,
                                                                                   Level 26, Melbourne Vic 3000, Australia
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       86

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective                  Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap              Series II      Long-term growth of capital           Invesco Aim Advisors, Inc.
Core Equity Fund                                                                   11 Greenway Plaza, Suite 100
                                                                                   Houston, TX 77046-1184
                                                                                   (Investment Adviser)

                                                                                   AIM Funds Management Inc., 5140 Yonge
                                                                                   Street, Suite 900, Toronto, Ontario, Canada
                                                                                   M2N 6X7
                                                                                   (Sub-adviser)

                                                                                   Invesco Global Asset Management (N.A.), Inc.,
                                                                                   One Midtown Plaza, 1360 Peachtree Street,
                                                                                   N.E., Suite 100, Atlanta, GA 30309
                                                                                   (Sub-adviser)

                                                                                   Invesco Institutional (N.A.), Inc., One Midtown
                                                                                   Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                   Atlanta, GA 30309
                                                                                   (Sub-adviser)

                                                                                   Invesco Senior Secured Management, Inc.,
                                                                                   1166 Avenue of the Americas, New York, NY
                                                                                   10036
                                                                                   (Sub-adviser)

                                                                                   Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                   Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management Limited, 30 Finsbury
                                                                                   Square, London, EC2A 1AG, United Kingdom
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management (Japan) Limited,
                                                                                   25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                   Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                   6025, Japan
                                                                                   (Sub-adviser)

                                                                                   Invesco Asset Management Deutschland
                                                                                   GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                   60313
                                                                                   (Sub-adviser)

                                                                                   Invesco Australia Limited, 333 Collins Street,
                                                                                   Level 26, Melbourne Vic 3000, Australia
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
American Century              Class II       Seeks long-term growth with           American Century Investment Management, Inc.
VP Mid Cap Value                             income as a secondary objective       4500 Main Street
                                                                                   Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------------
American Century              Class II       Long-term capital growth              American Century Investment Management, Inc.
VP Ultra(R) Fund                                                                   4500 Main Street
                                                                                   Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------------
American Century              Class II       Long-term capital growth              American Century Investment Management, Inc.
VP Value Fund                                                                      4500 Main Street
                                                                                   Kansas City, MO 64111-1816
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       87

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective                  Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
Dent Strategic Portfolio                     Long-term growth of capital           HS Dent Investment Management LLC
                                                                                   15310 Amberly Drive, Suite 165
                                                                                   Tampa, FL 33647
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology          Service       Capital appreciation                  The Dreyfus Corporation
Growth Portfolio                                                                   200 Park Avenue
                                                                                   New York, NY 10166-0039
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                    Service       Long-term capital growth              The Dreyfus Corporation
International Value                                                                200 Park Avenue
Portfolio                                                                          New York, NY 10166-0039
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income                Class 2       Maximize income while                 Franklin Advisers, Inc.
Securities Fund                              maintaining prospects for capital     One Franklin Parkway
                                             appreciation                          San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap             Class 2       Long-term total return                Franklin Advisory Services, LLC
Value Securities Fund                                                              One Parker Plaza, Ninth Floor
                                                                                   Fort Lee, NJ 07024-2920
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP         Class 4       Capital appreciation                  Franklin Advisers, Inc.
Founding Funds                                                                     One Franklin Parkway
Allocation                                                                         San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH             Service       Seeks long-term growth of capital     Janus Capital Management LLC
Risk-Managed Core                                                                  151 Detroit Street
                                                                                   Denver, CO 80206-4805
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Large              Service       Seeks long-term growth of capital     Janus Capital Management LLC
Cap Growth                                   in a manner consistent with the       151 Detroit Street
                                             preservation of capital               Denver, CO 80206-4805
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid                Service       Seeks long-term growth of capital     Janus Capital Management LLC
Cap Growth                                                                         151 Detroit Street
                                                                                   Denver, CO 80206-4805
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners            Class II      Capital appreciation                  Legg Mason Partners Fund Advisor, LLC
Variable Aggressive                                                                620 Eighth Ave.
Growth Fund                                                                        New York, NY 10018
                                                                                   (Investment Adviser)

                                                                                   ClearBridge Advisors, LLC
                                                                                   620 Eighth Ave.
                                                                                   New York, NY 10018
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners           Class II       Seeks to maximize total return,       Legg Mason Partners Fund Advisor, LLC
Variable Global High                         consistent with the preservation of   620 Eighth Ave.
Yield Bond                                   capital                               New York, NY 10018

                                                                                   Subadvisers:
                                                                                   Western Asset Management Company
                                                                                   385 East Colorado Boulevard
                                                                                   Pasadena, CA 91101

                                                                                   Western Asset Management Company Limited
                                                                                   10 Exchange Square
                                                                                   Primrose Street
                                                                                   London EC2A 2EN
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       88

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective                  Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners            Class I       Long-term growth of capital           Legg Mason Partners Fund Advisor, LLC
Variable Small Cap                                                                 620 Eighth Ave.
Growth Fund                                                                        New York, NY 10018
                                                                                   (Investment Adviser)

                                                                                   ClearBridge Advisors, LLC
                                                                                   620 Eighth Ave.
                                                                                   New York, NY 10018
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research            Service       Capital appreciation                  Massachusetts Financial Services Company
International Series                                                               500 Boylston Street
                                                                                   Boston, MA 02116-3741
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total               Service       To seek total return                  Massachusetts Financial Services Company
Return Series                                                                      500 Boylston Street
                                                                                   Boston, MA 02116-3741
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT                     Service       To seek total return                  Massachusetts Financial Services Company
Utilities Series                                                                   500 Boylston Street
                                                                                   Boston, MA 02116-3741
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery               Class 2       Capital appreciation                  Franklin Mutual Advisers, LLC
Securities Fund                                                                    101 John F. Kennedy Parkway
                                                                                   Short Hills, NJ 07078-2797

                                                                                   Franklin Templeton Investment
                                                                                   Management Limited
                                                                                   The Adelphi Building
                                                                                   1-11 John Adam Street
                                                                                   London WC2N 6HT
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT           Class S       Long-term growth of capital by        Neuberger Berman Management Inc.
Socially Responsive                          investing primarily in securities     605 Third Avenue, 2nd Floor
                                             of companies that meet the Fund's     New York, NY 10158-3698
                                             financial criteria and social         (Investment Adviser)
                                             policy
                                                                                   Neuberger Berman, LLC
                                                                                   605 Third Avenue, 2nd Floor
                                                                                   New York, NY 10158-3698
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core               Service       The Fund seeks a high level of        OppenheimerFunds, Inc.
Bond Fund/VA                                 current income principally derived    Two World Financial Center
                                             from interest on debt securities.     225 Liberty Street, 11th Floor
                                             The Fund invests mainly in debt       New York, NY 10281
                                             securities of issuers in three
                                             market sectors: foreign governments
                                             and companies, U.S. governments and
                                             companies, U.S. government
                                             securities and lower-grade high
                                             yield securities of U.S. and
                                             foreign companies.
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main               Service       This Fund invests in a well-          OppenheimerFunds, Inc.
Street Small Cap                             diversified mix of smaller company    Two World Financial Center
Fund(R)/VA                                   stocks for capital appreciation       225 Liberty Street, 11th Floor
                                             potential.                            New York, NY 10281
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All               Administrative   Maximum real return consistent        Pacific Investment Management  Company LLC
Asset  Portfolio                             with  preservation  of real capital   840 Newport Center Drive, Suite 100
                                             and prudent investment                Newport Beach, CA 92660-6398
                                             management
-----------------------------------------------------------------------------------------------------------------------------------

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                                       89

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective                  Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                   Administrative   Maximum  real return  consistent      Pacific  Investment Management Company LLC
CommodityRealReturn                          with prudent investment               840 Newport Center  Drive,  Suite  100
Strategy  Portfolio                          management                            Newport  Beach,  CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging             Advisor       Seeks  maximum  total  return,        Pacific Investment  Management  Company  LLC
Markets  Bond  Portfolio                     consistent  with preservation of      840 Newport Center Drive, Suite 100
                                             capital and prudent investment        Newport Beach, CA 92660-6398
                                             management
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign          Administrative    Maximum total return, consistent      Pacific Investment Management Company LLC
Bond Portfolio                               with preservation of capital and      840 Newport Center Drive, Suite 100
(U.S. Dollar-Hedged)                         prudent investment management         Newport Beach, CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low              Administrative    Seeks maximum total return            Pacific Investment Management Company LLC
Duration Portfolio                           consistent with preservation of       840 Newport Center Drive, Suite 100
                                             capital and prudent investment        Newport Beach, CA 92660-6398
                                             management
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real             Administrative    Maximum real return consistent        Pacific Investment Management Company LLC
Return Portfolio                             with preservation of real capital     840 Newport Center Drive, Suite 100
                                             and prudent investment                Newport Beach, CA 92660-6398
                                             management
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Small                Advisor       Seeks total return which exceeds      Pacific Investment Management Company LLC
Cap StocksPLUS(R) TR                         that of the Russell 2000              840 Newport Center Drive, Suite 100
                                                                                   Newport Beach, CA 92660-6398
-----------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap                              Long-term growth of capital           Royce & Associates, LLC
                                                                                   1414 Avenue of the Americas
                                                                                   New York, NY 10019-2570
-----------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                           Long-term growth of capital           Rydex Investments
Amerigo Fund                                 without regard to current income      9601 Blackwell Rd., Suite 500
                                                                                   Rockville, MD 20850-6478
                                                                                   (Investment Adviser)

                                                                                   CLS Investment Firm, LLC
                                                                                   4020 South 147th Street
                                                                                   Omaha, NE 68137-5401
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                           Current income and growth of          Rydex Investments
Clermont Fund                                capital                               9601 Blackwell Road, Suite 500
                                                                                   Rockville, MD 20850-6478
                                                                                   (Investment Adviser)

                                                                                   CLS Investment Firm, LLC
                                                                                   4020 South 147th St.
                                                                                   Omaha, NE 68137
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Absolute                            Seeks to provide capital              Rydex Investments
Return Strategies                            appreciation consistent with the      9601 Blackwell Road, Suite 500
                                             return and rick characteristics of    Rockville, MD 20850-6478
                                             the hedge fund universe.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Alternative                         Investment returns with a low         Rydex Investments
Strategies Allocation                        correlation to the returns of         9601 Blackwell Road, Suite 500
                                             traditional stocks and bonds.         Rockville, MD 20850-6478
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                           The Essential Portfolio Aggressive    Rydex Investments
Portfolio Aggressive                         Fund's objective is to primarily      9601 Blackwell Road, Suite 500
                                             seek growth of capital.               Rockville, MD 20850-6478
-----------------------------------------------------------------------------------------------------------------------------------

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                                       90

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective                  Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                           The Essential Portfolio               Rydex Investments
Portfolio Conservative                       Conservative Fund's objective is to   9601 Blackwell Road, Suite 500
                                             primarily seek preservation of        Rockville, MD 20850-6478
                                             capital and, secondarily, to seek
                                             long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                           The Essential Portfolio Moderate      Rydex Investments
Portfolio Moderate                           Fund's objective is to primarily      9601 Blackwell Road, Suite 500
                                             seek growth of capital and,           Rockville, MD 20850-6478
                                             secondarily, to seek preservation
                                             of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT                                     Seeks to provide capital              Rydex Investments
Hedged Equity                                appreciation consistent with the      9601 Blackwell Road, Suite 500
                                             return and risk characteristics of    Rockville, MD 20850-6478
                                             the long/short hedge fund universe.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT International                       Long-term capital appreciation        Rydex Investments
Rotation                                                                           9601 Blackwell Road, Suite 500
                                                                                   Rockville, MD 20850-6478
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap                           Long-term capital appreciation        Rydex Investments
Core Equity                                                                        9601 Blackwell Road, Suite 500
                                                                                   Rockville, MD 20850-6478
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector                              Long-term capital appreciation        Rydex Investments
Rotation Fund                                                                      9601 Blackwell Road, Suite 500
                                                                                   Rockville, MD 20850-6478
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series A                            Long-term growth of capital           Security Investors, LLC
(SBL Equity)                                                                       One Security Benefit Place
                                                                                   Topeka, KS 66636-0001
                                                                                   (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series B                            Long-term growth of capital           Security Investors, LLC
(SBL Large Cap Value)                                                              One Security Benefit Place
                                                                                   Topeka, KS 66636-0001
                                                                                   (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series C                            As high a level of current income     Security Investors, LLC
(SBL Money Market)                           as is consistent with preservation    One Security Benefit Place
                                             of capital by investing in money      Topeka, KS 66636-0001
                                             market securities with varying        (Investment Adviser)
                                             maturities.
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series D                            Long-term growth of capital           Security Investors, LLC
(SBL Global)                                                                       One Security Benefit Place
                                                                                   Topeka, KS 66636-0001
                                                                                   (Investment Adviser)

                                                                                   Security Global Investors, LLC
                                                                                   Two Embarcadero Center, Suite 2350
                                                                                   San Francisco, CA 94111
                                                                                   (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series E                            Current income with security of       Security Investors, LLC
(SBL Diversified Income)                     principal                             One Security Benefit Place
                                                                                   Topeka, KS 66636-0001
                                                                                   (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       91

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective                  Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series H                            Outperform S&P 500 Index              Security Investors, LLC
(SBL Enhanced Index)                                                               One Security Benefit Place
                                                                                   Topeka, KS 66636-0001
                                                                                   (Investment Adviser)

                                                                                   Northern Trust Investments, N.A.
                                                                                   50 LaSalle Street
                                                                                   Chicago, IL 60675
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series J                            Capital appreciation                  Security Investors, LLC
(SBL Mid Cap Growth)                                                               One Security Benefit Place
                                                                                   Topeka, KS 66636-0001
                                                                                   (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series N                            High level of total return            Security Investors, LLC
(SBL Managed Asset                                                                 One Security Benefit Place
Allocation)                                                                        Topeka, KS 66636-0001
                                                                                   (Investment Adviser)

                                                                                   T. Rowe Price Associates, Inc.
                                                                                   100 East Pratt Street
                                                                                   Baltimore, MD 21202-1090
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series O                            Substantial dividend income and       Security Investors, LLC
(SBL Equity Income)                          capital appreciation                  One Security Benefit Place
                                                                                   Topeka, KS 66636-0001
                                                                                   (Investment Adviser)

                                                                                   T. Rowe Price Associates, Inc.
                                                                                   100 East Pratt Street
                                                                                   Baltimore, MD 21202-1090
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series P                            High current income and capital       Security Investors, LLC
(SBL High Yield)                             appreciation as a secondary           One Security Benefit Place
                                             objective                             Topeka, KS 66636-0001
                                                                                   (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Q                            Capital growth                        Security Investors, LLC
(SBL Small Cap Value)                                                              One Security Benefit Place
                                                                                   Topeka, KS 66636-0001
                                                                                   (Investment Adviser)

                                                                                   Wells Capital Management Incorporated
                                                                                   525 Market Street, 10th Floor
                                                                                   San Francisco, CA 94105
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series V                            Long-term growth of capital           Security Investors, LLC
(SBL Mid Cap Value)                                                                One Security Benefit Place
                                                                                   Topeka, KS 66636-0001
                                                                                   (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       92

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             Share Class
Underlying Fund            (if applicable)   Investment Objective                  Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series X                            Long-term growth of capital           Security Investors, LLC
(SBL Small Cap Growth)                                                             One Security Benefit Place
                                                                                   Topeka, KS 66636-0001
                                                                                   (Investment Adviser)

                                                                                   RS Investment Management, L.P.
                                                                                   388 Market Street
                                                                                   San Francisco, CA 94111
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Y                            Long-term growth of capital           Security Investors, LLC
(SBL Select 25)                                                                    One Security Benefit Place
                                                                                   Topeka, KS 66636-0001
                                                                                   (Investment Adviser)
-----------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Z                            Long-term growth of capital           Security Investors, LLC
(SBL Alpha Opportunity)                                                            One Security Benefit Place
                                                                                   Topeka, KS 66636-0001
                                                                                   (Investment Adviser)

                                                                                   Mainstream Investment Advisers, LLC
                                                                                   101 West Spring Street, Suite 401
                                                                                   New Albany, IN 47150-3610
                                                                                   (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT                 Class II      Capital growth and income through     Van Kampen Asset Management
Comstock Portfolio                           investments in equity securities,     522 Fifth Avenue
                                             including common stocks, preferred    New York, NY 10036
                                             stocks and securities convertible
                                             into common and preferred stocks
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT                 Class II      High current return consistent with   Van Kampen Asset Management
Government Portfolio                         preservation of capital               522 Fifth Avenue
                                                                                   New York, NY 10036
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF                 Class II      Seeks long-term capital               Morgan Stanley Investment Management Inc.
Emerging Markets Equity                      appreciation by investing primarily   522 Fifth Avenue
                                             in growth-oriented equity             New York, NY 10036
                                             securities of issuers in emerging
                                             market countries.
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity          Class II      Capital appreciation and current      Morgan Stanley Investment Management Inc.
and Income Portfolio                         income                                522 Fifth Avenue
                                                                                   New York, NY 10036
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       93

                                                   [LOGO] SECURITY BENEFIT(SM)
                                                    Security Distributors, Inc.


Prospectus                                 May 1, 2008


--------------------------------------------------------------------------------
NEA VALUEBUILDER VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                                   ---------------------
                                                     Important Privacy
                                                      Notice Included

                                                      See Back Cover
                                                   ---------------------

NEA 191 (R5-08)                                                      28-01917-00

--------------------------------------------------------------------------------

                        NEA VALUEBUILDER VARIABLE ANNUITY

                      Individual Flexible Purchase Payment
                       Deferred Variable Annuity Contract

             Issued By:                            Mailing Address:
   Security Benefit Life Insurance         Security Benefit Life Insurance
     Company                                 Company
   One Security Benefit Place              P.O. Box 750497
   Topeka, Kansas 66636-0001               Topeka, Kansas 66675-0497
   1-800-NEA-VALU
--------------------------------------------------------------------------------

      This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:(1)


--------------------------------------------------------------------------------

o    AIM Basic Value
o    AIM Dynamics
o    AIM Large Cap Growth
o    AIM Mid Cap Core Equity
o    AIM Small Cap Growth
o    AIM Technology
o    American Century Equity Income
o    American Century Heritage
o    American Century International Growth
o    American Century Select
o    American Century Strategic Allocation: Aggressive
o    American Century Strategic Allocation: Conservative
o    American Century Strategic Allocation: Moderate
o    Ariel(R)
o    Aston/Optimum Mid Cap
o    Calamos(R) Growth
o    Calamos(R) Growth and Income
o    Calamos(R) High Yield
o    Dreyfus Appreciation
o    Dreyfus General Money Market
o    Dreyfus Midcap Value
o    Dreyfus Premier Strategic Value
o    Dryden Small-Cap Core Equity
o    Federated Bond
o    Fidelity(R) Advisor Dividend Growth
o    Fidelity(R) Advisor Mid Cap(3)
o    Fidelity(R) Advisor Real Estate
o    Fidelity(R) Advisor Value Strategies
o    Goldman Sachs Emerging Markets Equity(2)
o    Goldman Sachs Government Income
o    Janus Adviser INTECH Risk-Managed Core
o    Janus Adviser International Growth
o    Jennison 20/20 Focus
o    Jennison Small Company(4)
o    Lehman Brothers Core Bond
o    Neuberger Berman Partners
o    Neuberger Berman Socially Responsive
o    PIMCO Foreign Bond (U.S. Dollar-Hedged)
o    PIMCO High Yield
o    Royce Opportunity
o    Royce Value
o    RS Technology (formerly RS Information Age)
o    RS Value
o    Security Alpha Opportunity(2)
o    Security Capital Preservation
o    Security Diversified Income
o    Security Equity
o    Security Global
o    Security Income Opportunity
o    Security Large Cap Value
o    Security Mid Cap Growth
o    Security Mid Cap Value
o    Security Select 25
o    Security Small Cap Growth(2)

--------------------------------------------------------------------------------

      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. You should read this Prospectus carefully and retain it for future reference.

      Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2008
--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1.
--------------------------------------------------------------------------------
NEA 191 (R5-08)                                                      28-01917-00

--------------------------------------------------------------------------------

o    T. Rowe Price Capital Appreciation
o    T. Rowe Price Growth Stock
o    Van Kampen Aggressive Growth
o    Van Kampen Comstock
o    Van Kampen Equity and Income
o    Wells Fargo Advantage Growth
o    Wells Fargo Advantage Growth and Income
o    Wells Fargo Advantage Opportunity
o    Wells Fargo Advantage Small Cap Value


(1) Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

(2) These Subaccounts are not available to members of the Teacher Retirement System of Texas who are employees of school districts or open-enrollment charter schools purchasing a tax-sheltered annuity through a salary reduction arrangement.

(3) The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount.

(4) The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Jennison Small Company Subaccount.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-NEA-VALU. The table of contents of the Statement of Additional Information is set forth on page 65 of this Prospectus.


      The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement between the Company (and certain of its affiliates) and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Pursuant to this agreement, the Company has the exclusive right to offer products, including the Contract, under the NEA Valuebuilder Program (subject to limited exceptions), and MBC promotes the NEA Valuebuilder Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Valuebuilder Program. The Company pays a fee to MBC under the agreement. Neither the NEA nor MBC is registered as a broker-dealer and does not distribute the Contract or provide securities brokerage services. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. See "Information About the Company, the Separate Account, and the Funds" for more information.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------

                                Table of Contents

                                                                      Page

DEFINITIONS .......................................................     5

SUMMARY ...........................................................     6
   Purpose of the Contract. .......................................     6
   The Separate Account and the Funds .............................     6
   Fixed Account ..................................................     6
   Purchase Payments ..............................................     6
   Contract Benefits ..............................................     6
   Optional Riders ................................................     6
   Free-Look Right ................................................     7
   Charges and Deductions .........................................     7
   Tax-Free Exchanges .............................................    10
   Contacting the Company .........................................    10

EXPENSE TABLE .....................................................    11
   Contract Owner Transaction Expenses ............................    11
   Periodic Expenses ..............................................    11
   Optional Rider Expenses ........................................    12
   Example ........................................................    13

CONDENSED FINANCIAL INFORMATION ...................................    14

INFORMATION ABOUT THE COMPANY, THE SEPARATE
   ACCOUNT, AND THE FUNDS .........................................    23
   Security Benefit Life Insurance Company ........................    23
   NEA Valuebuilder Program .......................................    23
   Published Ratings ..............................................    24
   Separate Account ...............................................    24
   Underlying Funds ...............................................    24

THE CONTRACT ......................................................    26
   General ........................................................    26
   Application for a Contract .....................................    26
   Optional Riders. ...............................................    26
   Guaranteed Minimum Income Benefit ..............................    27
   Annual Stepped Up Death Benefit ................................    27
   Guaranteed Growth Death Benefit ................................    27
   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit ..............................    28
   Enhanced Death Benefit .........................................    28
   Combined Enhanced and Annual
     Stepped Up Death Benefit .....................................    29
   Combined Enhanced and Guaranteed
     Growth Death Benefit .........................................    29
   Combined Enhanced, Annual Stepped Up,
     and Guaranteed Growth Death Benefit ..........................    29
   Guaranteed Minimum Withdrawal Benefit ..........................    30
   Total Protection ...............................................    31
   Extra Credit ...................................................    32
   Waiver of Withdrawal Charge. ...................................    33
   Alternate Withdrawal Charge. ...................................    33
   Waiver of Withdrawal Charge--15 Years or Disability ............    34
   Waiver of Withdrawal Charge--10 Years or Disability                 34
   Waiver of Withdrawal Charge--Hardship ..........................    34
   Waiver of Withdrawal Charge--5 Years and Age 59 1/2 ............    34
   Purchase Payments ..............................................    34
   Allocation of Purchase Payments ................................    35
   Dollar Cost Averaging Option ...................................    35
   Asset Reallocation Option. .....................................    36
   Transfers of Contract Value ....................................    36
   Contract Value .................................................    40
   Determination of Contract Value ................................    40
   Cut-Off Times ..................................................    41
   Full and Partial Withdrawals ...................................    41
   Systematic Withdrawals .........................................    42
   Free-Look Right ................................................    42
   Death Benefit ..................................................    42
   Distribution Requirements ......................................    43
   Death of the Annuitant .........................................    43

CHARGES AND DEDUCTIONS ............................................    43
   Contingent Deferred Sales Charge ...............................    43
   Mortality and Expense Risk Charge ..............................    44
   Administration Charge ..........................................    45
   Account Administration Charge ..................................    45
   Premium Tax Charge .............................................    45
   Loan Interest Charge ...........................................    45
   Other Charges ..................................................    45
   Variations in Charges ..........................................    45
   Optional Rider Charges .........................................    45
   Teacher Retirement System of Texas -
     Limits on Optional Riders ....................................    46
   Guarantee of Certain Charges ...................................    48
   Underlying Fund Expenses .......................................    48

ANNUITY PERIOD ....................................................    48
   General ........................................................    48
   Annuity Options ................................................    49
   Selection of an Option .........................................    51

THE FIXED ACCOUNT .................................................    51
   Interest .......................................................    51
   Death Benefit ..................................................    52
   Contract Charges ...............................................    52
   Transfers and Withdrawals from the Fixed Account ...............    52
   Payments from the Fixed Account ................................    53

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------

                                                                      Page

MORE ABOUT THE CONTRACT ...........................................    53
   Ownership ......................................................    53
   Designation and Change of Beneficiary ..........................    53
   Dividends ......................................................    53
   Payments from the Separate Account .............................    53
   Proof of Age and Survival ......................................    53
   Misstatements ..................................................    53
   Loans ..........................................................    53
   Restrictions on Withdrawals from Qualified Plans ...............    55
   Restrictions under the Texas
     Optional Retirement Program ..................................    55

FEDERAL TAX MATTERS ...............................................    55
   Introduction ...................................................    55
   Tax Status of the Company and the Separate Account .............    56
   Qualified Plans ................................................    56
   Other Tax Considerations .......................................    60

OTHER INFORMATION .................................................    60
   Voting of Underlying Fund Shares ...............................    60
   Substitution of Investments ....................................    60
   Changes to Comply with Law and Amendments ......................    61
   Reports to Owners ..............................................    61
   Electronic Privileges ..........................................    61
   State Variations ...............................................    62
   Legal Proceedings ..............................................    62
   Sale of the Contract ...........................................    62
   Legal Matters ..................................................    64

PERFORMANCE INFORMATION ...........................................    64

ADDITIONAL INFORMATION ............................................    64
   Registration Statement .........................................    64
   Financial Statements ...........................................    64

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION ....................................................    65

OBJECTIVES FOR UNDERLYING FUNDS ...................................    66

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


--------------------------------------------------------------------------------
You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

--------------------------------------------------------------------------------
                                        4

--------------------------------------------------------------------------------

Definitions

      Various terms commonly used in this Prospectus are defined as follows:

      Accumulation Unit -- A unit of measure used to calculate Contract Value.

      Administrative Office -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      Annuitant -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      Annuity Period -- The period beginning on the Annuity Start Date during which annuity payments are made.

      Annuity Start Date -- The date when annuity payments begin as elected by the Owner.

      Annuity Unit -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      Automatic Investment Program -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.


      Contract Date -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.


      Contract Debt -- The unpaid loan balance including loan interest.

      Contract Value -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      Contract Year -- Each twelve-month period measured from the Contract Date.

      Credit Enhancement -- An amount added to Contract Value under the Extra Credit Rider.

      Designated Beneficiary -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      Fixed Account -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."

      General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      Guaranteed Rate -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      Owner -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      Participant -- A Participant under a Qualified Plan.

      Purchase Payment -- An amount paid to the Company as consideration for the Contract.

      Separate Account -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------

Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

Purpose of the Contract -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.


      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


The Separate Account and the Funds -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account."

      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.


      The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004, the Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007, and the Fidelity(R) Advisor International Capital Appreciation Subaccount is no longer available under the Contract. Owners may not allocate Purchase Payments or transfer Contract Value to the Fidelity(R) Advisor International Capital Appreciation Subaccount after December 31, 2004.


Fixed Account -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."

Purchase Payments -- Your initial Purchase Payment must be at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."

Contract Benefits -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total charges in excess of 1.55% (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------

o     Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death
      Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge;

o     Alternate Withdrawal Charge;

o     Waiver of Withdrawal Charge - 15 Years or Disability;

o     Waiver of Withdrawal Charge - 10 Years or Disability;

o     Waiver of Withdrawal Charge - Hardship;

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

*Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider under "Optional Riders."

Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

Charges and Deductions -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:


                  ---------------------------------------------
                     Purchase Payment Age        Withdrawal
                          (in years)               Charge
                  ---------------------------------------------
                               1                    7%
                               2                    7%*
                               3                    6%
                               4                    5%
                               5                    4%
                               6                    3%
                               7                    2%
                          8 and over                0%
                  ---------------------------------------------
                  *   If you are a Participant in the Texas
                      Optional Retirement Program, we will
                      instead assess a withdrawal charge of
                      6.75% in year 2.
                  ---------------------------------------------


      The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------

for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

               ----------------------------------------------------
                                            Annual Mortality and
               Contract Value                Expense Risk Charge
               ----------------------------------------------------
               Less than $25,000                    0.90%
               $25,000 or more                      0.75%
               ----------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See "Mortality and Expense Risk Charge."

      Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A Rider may not be available in all states. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider. Each rider and its charge are listed below. See "Optional Rider Charges."

      Teacher Retirement System of Texas - Limits on Optional Riders. If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select riders with a total charge that exceeds 0.25% of Contract Value and only the following riders are available for purchase:

o     Annual Stepped Up Death Benefit

o     Enhanced Death Benefit

o     Guaranteed Growth Death Benefit at 3%

o     Guaranteed Growth Death Benefit at 5%

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit

o     Guaranteed Minimum Income Benefit at 3%

o     Waiver of Withdrawal Charge

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)

--------------------------------------------------------------------------------------------------------------
                                                                                                     Annual
                                                                                       Rate(1)    Rider Charge
--------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                         3%          0.15%
                                                                                          5%          0.30%
--------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                           --          0.20%
--------------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                                           3%          0.10%
                                                                                          5%          0.20%
                                                                                          6%(2)       0.25%
                                                                                          7%(2)       0.30%
--------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                            5%          0.25%
--------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                                    --          0.25%
--------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                     --          0.35%
--------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                     5%          0.35%
--------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                  5%          0.40%
--------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                                     --          0.45%(3)
--------------------------------------------------------------------------------------------------------------
Total Protection                                                                          --          0.85%(4)
--------------------------------------------------------------------------------------------------------------
Extra Credit(5)                                                                           3%          0.40%
                                                                                          4%          0.55%
                                                                                          5%          0.70%
--------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                               --          0.05%
--------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                                          0-Year        0.70%
                                                                                        4-Year        0.55%
--------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                                      --          0.05%
--------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                                      --          0.10%
--------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                                    --          0.15%
--------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                                      --          0.20%
--------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------

      Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."


      Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."


      Loan Interest Charge. The Company charges an effective annual interest rate on a loan that currently is an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."


Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


Contacting the Company -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-NEA-VALU.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

-----------------------------------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                                                     None
-----------------------------------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)                          7%(1)
-----------------------------------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                                         None
-----------------------------------------------------------------------------------------------------------------------------------
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
-----------------------------------------------------------------------------------------------------------------------------------
   Account Administration Charge                                                                                       $ 30(2)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Loan Interest Charge(3)                                                                                         2.75%
-----------------------------------------------------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
-----------------------------------------------------------------------------------------------------------------------------------
      Annual Mortality and Expense Risk Charge                                                                         0.90%(4)
-----------------------------------------------------------------------------------------------------------------------------------
      Annual Administration Charge                                                                                     0.15%
-----------------------------------------------------------------------------------------------------------------------------------
      Maximum Annual Charge for Optional Riders                                                                        1.55%(5)
-----------------------------------------------------------------------------------------------------------------------------------
      Total Separate Account Annual Expenses                                                                           2.60%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to
      (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost equals the difference between the amount of interest the Company charges you for a loan (the Guaranteed Rate plus 2.75% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.75%, plus the amount of any applicable rider charges.

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.90%; $25,000 or more - 0.75%. Any mortality and expense risk charge above the minimum charge of 0.75% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select Riders with total rider charges that exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)

----------------------------------------------------------------------------------------------------------------
                                                                                        Interest      Annual
                                                                                         Rate(1)   Rider Charge
----------------------------------------------------------------------------------------------------------------
                                                                                           3%         0.15%
Guaranteed Minimum Income Benefit Rider
                                                                                           5%         0.30%
----------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                     --          0.20%
----------------------------------------------------------------------------------------------------------------
                                                                                           3%         0.10%
                                                                                           5%         0.20%
Guaranteed Growth Death Benefit Rider
                                                                                           6%(4)      0.25%
                                                                                           7%(4)      0.30%
----------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                                                  5%         0.25%
----------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                              --          0.25%
----------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider           --          0.35%
----------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider            5%         0.35%
----------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider, Annual Stepped Up
Death Benefit Rider, and Guaranteed Growth Death Benefit Rider                             5%         0.40%
----------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                               --          0.45%(2)
----------------------------------------------------------------------------------------------------------------
Total Protection Rider                                                                    --          0.85%(2)
----------------------------------------------------------------------------------------------------------------
                                                                                           3%         0.40%
Extra Credit Rider(5)                                                                      4%         0.55%
                                                                                           5%         0.70%
----------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                                     0.05%
----------------------------------------------------------------------------------------------------------------
                                                                                         0-Year       0.70%
Alternate Withdrawal Charge Rider(3)
                                                                                         4-Year       0.55%
----------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability                                 --          0.05%
----------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability                                 --          0.10%
----------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                                               --          0.15%
----------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2                                 --          0.20%
----------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such Rider is used in calculating the maximum Rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(3) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(4)   Not available to Texas residents.

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


      --------------------------------------------------------------------------
                                                          Minimum   Maximum
      --------------------------------------------------------------------------
      Total Annual Underlying Fund Operating Expenses(1)   0.76%     2.68%
      --------------------------------------------------------------------------

      (1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
      --------------------------------------------------------------------------


Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------
                                                              1        3        5       10
                                                            Year     Years    Years    Years
---------------------------------------------------------------------------------------------
If you surrender your Contract at the
end of the applicable time period                          $1,169   $2,149   $3,033   $5,304
---------------------------------------------------------------------------------------------
If you do not surrender or you annuitize your Contract        540    1,614    2,679    5,304
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

Condensed Financial Information

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.


------------------------------------------------------------------------------------------------------------------------------------
                                             2007     2006(3,4)          2005       2004(2)          2003          2002     2001(1)
------------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $     10.41   $      9.56   $      9.42   $      8.83   $      6.87   $      9.29   $   10.12
   End of period ..................   $     10.12   $     10.41   $      9.56   $      9.42   $      8.83   $      6.87   $    9.29
Accumulation units out-
standing at the end of period .....       323,148       343,218       363,384       353,201       275,921       171,063      32,599
------------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $      8.53   $      7.62   $      7.18   $      6.69   $      5.04   $      7.84   $    9.34
   End of period ..................   $      9.22   $      8.53   $      7.62   $      7.18   $      6.69   $      5.04   $    7.84
Accumulation units out-
standing at the end of period .....        20,470        19,049         8,367         6,681         5,288         3,373         166
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $      7.33   $      7.12   $      7.18   $      7.16   $      5.94   $      8.40   $    9.50
   End of period ..................   $      8.15   $      7.33   $      7.12   $      7.18   $      7.16   $      5.94   $    8.40
Accumulation units out-
standing at the end of period .....       111,613       115,917       103,345        84,469        46,054        33,460       9,003
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $     11.92   $     11.16   $     10.80   $      9.87   $      8.07   $      9.44   $   10.06
   End of period ..................   $     12.60   $     11.92   $     11.16   $     10.80   $      9.87   $      8.07   $    9.44
Accumulation units out-
standing at the end of period .....        78,917        77,944        75,101        58,714        39,579        27,915       5,147
------------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $     10.06   $      9.15   $      8.79   $      8.55   $      6.39   $      9.23   $    9.86
   End of period ..................   $     10.78   $     10.06   $      9.15   $      8.79   $      8.55   $      6.39   $    9.23
Accumulation units out-
standing at the end of period .....       235,224       223,532       231,671       212,475       119,229        63,534       9,248
------------------------------------------------------------------------------------------------------------------------------------
AIM Technology
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $      5.02   $      4.74   $      4.85   $      4.89   $      3.56   $      7.02   $    8.76
   End of period ..................   $      5.18   $      5.02   $      4.74   $      4.85   $      4.89   $      3.56   $    7.02
Accumulation units out-
standing at the end of period .....        66,365        36,124        34,201        43,406        43,502        21,478       5,353
------------------------------------------------------------------------------------------------------------------------------------
American Century
Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $     13.77   $     12.00   $     12.21   $     11.31   $      9.49   $     10.41   $   10.11
   End of period ..................   $     13.43   $     13.77   $     12.00   $     12.21   $     11.31   $      9.49   $   10.41
Accumulation units out-
standing at the end of period .....       516,997       493,748       423,121       186,309        97,385        47,779       6,302
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             2007     2006(3,4)          2005       2004(2)          2003          2002     2001(1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Heritage
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $     10.70   $      9.52   $      8.12   $      7.90   $      6.78   $      8.40   $   10.09
   End of period ..................   $     14.95   $     10.70   $      9.52   $      8.12   $      7.90   $      6.78   $    8.40
Accumulation units out-
standing at the end of period .....        97,855        33,835        49,172        14,551         4,276           946         652
------------------------------------------------------------------------------------------------------------------------------------
American Century
International Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $     10.93   $      9.11   $      8.38   $      7.57   $      6.29   $      8.12   $    9.21
   End of period ..................   $     12.28   $     10.93   $      9.11   $      8.38   $      7.57   $      6.29   $    8.12
Accumulation units out-
standing at the end of period .....       278,092       248,449       229,787        83,030        45,457        29,825       2,116
------------------------------------------------------------------------------------------------------------------------------------
American Century Select
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $      7.16   $      7.60   $      7.85   $      7.62   $      6.37   $      8.60   $    9.59
   End of period ..................   $      8.35   $      7.16   $      7.60   $      7.85   $      7.62   $      6.37   $    8.60
Accumulation units out-
standing at the end of period .....       242,332       280,697       301,761       248,705       126,043        36,916       1,562
------------------------------------------------------------------------------------------------------------------------------------
American Century Strategic
Allocation: Aggressive
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $     10.10   $     10.00            --            --            --            --          --
   End of period ..................   $     11.13   $     10.10            --            --            --            --          --
Accumulation units out-
standing at the end of period .....       313,110            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
American Century Strategic
Allocation: Conservative
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $     10.02   $     10.00            --            --            --            --          --
   End of period ..................   $     10.34   $     10.02            --            --            --            --          --
Accumulation units out-
standing at the end of period .....       117,551            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
American Century Strategic
Allocation: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $     10.08   $     10.00            --            --            --            --          --
   End of period ..................   $     10.75   $     10.08            --            --            --            --          --
Accumulation units out-
standing at the end of period .....        32,372           334            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
Ariel
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $     12.46   $     11.74   $     12.09   $     10.31   $      8.37   $     10.07          --
   End of period ..................   $     11.78   $     12.46   $     11.74   $     12.09   $     10.31   $      8.37          --
Accumulation units out-
standing at the end of period .....       402,330       448,736       474,699       262,445        76,731        12,721          --
------------------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............   $     10.21   $     10.00            --            --            --            --          --
   End of period ..................   $     11.08   $     10.21            --            --            --            --          --
Accumulation units out-
standing at the end of period .....        27,072         2,812            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             2007     2006(3,4)          2005      2004(2)          2003           2002      2001(1)
------------------------------------------------------------------------------------------------------------------------------------
Calamos Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      11.75  $      12.04  $      11.54  $     10.11  $       7.39  $        9.13  $      9.70
   End of period ..................  $      13.92  $      11.75  $      12.04  $     11.54  $      10.11  $        7.39  $      9.13
Accumulation units outstanding
at the end of period ..............     1,478,503     1,516,203     1,405,361      943,864       531,609        218,387       35,400
------------------------------------------------------------------------------------------------------------------------------------
Calamos Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      12.73  $      12.05  $      11.60  $     11.00  $       8.96  $        9.72  $      9.89
   End of period ..................  $      13.41  $      12.73  $      12.05  $     11.60  $      11.00  $        8.96  $      9.72
Accumulation units outstanding
at the end of period ..............     1,214,524     1,220,266       972,462      635,590       294,054        125,714       19,412
------------------------------------------------------------------------------------------------------------------------------------
Calamos High Yield
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.03  $      10.00            --           --            --             --           --
   End of period ..................  $      10.04  $      10.03            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............        17,189         2,408            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       9.48  $       8.48  $       8.47  $      8.34  $       7.20  $        9.04  $      9.64
   End of period ..................  $       9.71  $       9.48  $       8.48  $      8.47  $       8.34  $        7.20  $      9.04
Accumulation units outstanding
at the end of period ..............       323,968       312,846       346,725      261,696       133,359         79,711       16,424
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus General
Money Market
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       8.86  $       8.85  $       8.99  $      9.31  $       9.66  $        9.93  $     10.00
   End of period ..................  $       8.89  $       8.86  $       8.85  $      8.99  $       9.31  $        9.66  $      9.93
Accumulation units outstanding
at the end of period ..............       344,674       183,211        96,114       79,034        37,676         32,662        7,130
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Midcap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      11.44  $      10.77  $      10.36  $      9.17  $       6.05  $        9.44  $      9.60
   End of period ..................  $      11.60  $      11.44  $      10.77  $     10.36  $       9.17  $        6.05  $      9.44
Accumulation units outstanding
at the end of period ..............       182,717       177,956       170,158      156,368       115,169         88,629       10,151
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier
Strategic Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      12.93  $      11.21  $      10.76  $      9.52  $       6.89  $        9.80  $      9.93
   End of period ..................  $      13.16  $      12.93  $      11.21  $     10.76  $       9.52  $        6.89  $      9.80
Accumulation units outstanding
at the end of period ..............       379,453       272,390       148,805       87,176        37,184         26,572        1,387
------------------------------------------------------------------------------------------------------------------------------------
Dryden Small Cap-Core Equity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.00  $      10.00            --           --            --             --           --
   End of period ..................  $       9.34  $      10.00            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............           490            --            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             2007     2006(3,4)          2005      2004(2)          2003           2002      2001(1)
------------------------------------------------------------------------------------------------------------------------------------
Federated Bond
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       9.91  $      10.00            --           --            --             --           --
   End of period ..................  $      10.01  $       9.91            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............       145,586        25,517            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor
Dividend Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       9.26  $       8.44  $       8.52  $      8.42  $       7.16  $        9.40  $      9.90
   End of period ..................  $       8.93  $       9.26  $       8.44  $      8.52  $       8.42  $        7.16  $      9.40
Accumulation units outstanding
at the end of period ..............       224,363       261,631       273,457      227,521       111,746         50,115        4,709
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor International
Capital Appreciation
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      13.20  $      11.99  $      11.00  $     10.38  $       7.66  $        9.12  $      9.28
   End of period ..................  $      13.25  $      13.20  $      11.99  $     11.00  $      10.38  $        7.66  $      9.12
Accumulation units outstanding
at the end of period ..............        84,237       113,691       132,937      170,577       108,858         11,026          637
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      12.45  $      11.45  $      11.00  $      9.87  $       7.14  $        9.14  $     10.01
   End of period ..................  $      13.11  $      12.45  $      11.45  $     11.00  $       9.87  $        7.14  $      9.14
Accumulation units outstanding
at the end of period ..............        53,068        55,621        53,810       48,322        32,199         18,240        7,408
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       9.76  $      10.00            --           --            --             --           --
   End of period ..................  $       7.68  $       9.76            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............        42,844        21,702            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor
Value Strategies
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      12.84  $      11.54  $      11.74  $     10.68  $       6.94  $        9.79  $     10.73
   End of period ..................  $      12.97  $      12.84  $      11.54  $     11.74  $      10.68  $        6.94  $      9.79
Accumulation units outstanding
at the end of period ..............       127,497       131,711       133,740      132,085        77,863         58,759       13,282
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Emerging
Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.45  $      10.00            --           --            --             --           --
   End of period ..................  $      12.84  $      10.45            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............        56,963         3,196            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Government Income
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       9.91  $      10.00            --           --            --             --           --
   End of period ..................  $      10.18  $       9.91            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............       235,682       192,028            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             2007     2006(3,4)          2005      2004(2)          2003           2002      2001(1)
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH
Risk-Managed Core
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.08  $      10.00            --           --            --             --           --
   End of period ..................  $      10.30  $      10.08            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............         8,253         4,378            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser
International Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.28  $      10.00            --           --            --             --           --
   End of period ..................  $      12.47  $      10.28            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............       252,252        25,444            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.03  $      10.00            --           --            --             --           --
   End of period ..................  $      10.61  $      10.03            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............        77,179           759            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Jennison Small Company
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       9.90  $      10.00            --           --            --             --           --
   End of period ..................  $      10.43  $       9.90            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............        48,817       132,131            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.31  $      10.24  $      10.42  $     10.41  $      10.43  $       10.00           --
   End of period ..................  $      10.30  $      10.31  $      10.24  $     10.42  $      10.41  $       10.43           --
Accumulation units outstanding
at the end of period ..............       381,540       378,866       357,226       82,671        40,914          5,873           --
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       9.99  $      10.00            --           --            --             --           --
   End of period ..................  $      10.54  $       9.99            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............        22,260         7,011            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman
Socially Responsive
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.51  $      10.00            --           --            --             --           --
   End of period ..................  $      10.84  $      10.51            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............        23,548        12,290            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond
(U.S. Dollar-Hedged)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       9.89  $      10.00            --           --            --             --           --
   End of period ..................  $       9.82  $       9.89            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............         6,659        42,091            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             2007     2006(3,4)          2005      2004(2)          2003           2002      2001(1)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      12.44  $      11.86  $      11.84  $     11.30  $       9.53  $        9.97           --
   End of period ..................  $      12.36  $      12.44  $      11.86  $     11.84  $      11.30  $        9.53           --
Accumulation units outstanding
at the end of period ..............       284,891       270,828       218,895      121,715        44,609          4,806           --
------------------------------------------------------------------------------------------------------------------------------------
Royce Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.08  $      10.00            --           --            --             --           --
   End of period ..................  $       9.47  $      10.08            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............        21,970         2,742            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Royce Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.12  $      10.00            --           --            --             --           --
   End of period ..................  $       9.88  $      10.12            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............        67,691         1,428            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
RS Technology (formerly RS
Information Age)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       9.98  $      10.00            --           --            --             --           --
   End of period ..................  $      11.74  $       9.98            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............        19,300           784            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
RS Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.12  $      10.00            --           --            --             --           --
   End of period ..................  $      10.10  $      10.12            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............       142,280         6,274            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Security Alpha Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       9.93  $      10.00            --           --            --             --           --
   End of period ..................  $      11.28  $       9.93            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............        84,777            --            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Security Capital Preservation
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.16  $      10.14  $      10.34  $     10.13  $      10.18  $       10.13  $     10.04
   End of period ..................  $       9.79  $      10.16  $      10.14  $     10.34  $      10.13  $       10.18  $     10.13
Accumulation units outstanding
at the end of period ..............       687,683       740,028       783,675      675,408       570,448        354,057       32,546
------------------------------------------------------------------------------------------------------------------------------------
Security Diversified Income
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.24  $      10.27  $      10.52  $     10.58  $      10.71  $       10.21  $     10.03
   End of period ..................  $      10.08  $      10.24  $      10.27  $     10.52  $      10.58  $       10.71  $     10.21
Accumulation units outstanding
at the end of period ..............       204,226       232,728       177,363      158,604       122,793         90,122       15,149
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             2007     2006(3,4)          2005      2004(2)          2003           2002      2001(1)
------------------------------------------------------------------------------------------------------------------------------------
Security Equity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       8.54  $       7.93  $       7.94  $      7.69  $       6.61  $        9.00  $      9.82
   End of period ..................  $       7.79  $       8.54  $       7.93  $      7.94  $       7.69  $        6.61  $      9.00
Accumulation units outstanding
at the end of period ..............        31,068        33,074        27,497       28,690        25,690         20,193        2,621
------------------------------------------------------------------------------------------------------------------------------------
Security Global
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      12.35  $      11.01  $      10.13  $      8.93  $       6.56  $        8.99  $      9.72
   End of period ..................  $      13.21  $      12.35  $      11.01  $     10.13  $       8.93  $        6.56  $      8.99
Accumulation units outstanding
at the end of period ..............       569,958       513,193       354,463      230,523       149,726         99,389       24,741
------------------------------------------------------------------------------------------------------------------------------------
Security Income Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.30  $      10.10  $      10.05  $     10.00            --             --           --
   End of period ..................  $      10.02  $      10.30  $      10.10  $     10.05            --             --           --
Accumulation units outstanding
at the end of period ..............       218,635       185,108        92,778       16,795            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Security Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............            --  $       7.16  $       7.28  $      7.37  $       6.21  $        8.86  $      9.69
   End of period                               --            --  $       7.16  $      7.28  $       7.37  $        6.21  $      8.86
Accumulation units outstanding
at the end of period ..............            --            --        39,038       31,145        14,433          7,524        1,644
------------------------------------------------------------------------------------------------------------------------------------
Security Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.82  $       9.31  $       8.83  $      8.34  $       6.82  $        9.35  $      9.87
   End of period                     $      10.88  $      10.82  $       9.31  $      8.83  $       8.34  $        6.82  $      9.35
Accumulation units outstanding
at the end of period ..............       196,888       203,810        68,611       39,601        28,792         21,050       10,858
------------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      10.25  $      10.19  $       9.90  $      9.39  $       6.26  $        8.99  $      9.67
   End of period                     $       8.88  $      10.25  $      10.19  $      9.90  $       9.39  $        6.26  $      8.99
Accumulation units outstanding
at the end of period ..............       156,948       168,024       158,126      130,451        87,059         56,255       13,183
------------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $      17.71  $      16.02  $      14.39  $     11.80  $       8.08  $        9.87  $     10.06
   End of period                     $      17.20  $      17.71  $      16.02  $     14.39  $      11.80  $        8.08  $      9.87
Accumulation units outstanding
at the end of period ..............     1,273,547     1,269,254     1,121,364      826,045       419,639        161,101       34,205
------------------------------------------------------------------------------------------------------------------------------------
Security Select 25
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ............  $       9.87  $      10.00            --           --            --             --           --
   End of period ..................  $       8.88  $       9.87            --           --            --             --           --
Accumulation units outstanding
at the end of period ..............        76,803        76,297            --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                              2007       2006(3,4)         2005     2004(2)        2003        2002    2001(1)
-------------------------------------------------------------------------------------------------------------------------------
Security Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...............   $   10.41       $   10.36    $   10.09   $    9.03   $    6.06   $    8.66   $   9.87
   End of period .....................   $   10.49       $   10.41    $   10.36   $   10.09   $    9.03   $    6.06   $   8.66
Accumulation units out-
standing at the end of period ........      45,265          49,866       46,166      38,145      28,453       8,658      1,216
-------------------------------------------------------------------------------------------------------------------------------
Security Social Awareness
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...............          --       $    7.99    $    7.97   $    7.96   $    6.76   $    8.88   $   9.68
   End of period .....................          --              --    $    7.99   $    7.97   $    7.96   $    6.76   $   8.88
Accumulation units out-
standing at the end of period ........          --              --       57,861      34,269      22,678      13,702      5,954
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital
Appreciation
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...............   $   10.09       $   10.00           --          --          --          --         --
   End of period .....................   $   10.11       $   10.09           --          --          --          --         --
Accumulation units out-
standing at the end of period ........     119,324          30,427           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...............   $   10.11       $   10.00           --          --          --          --         --
   End of period .....................   $   10.68       $   10.11           --          --          --          --         --
Accumulation units out-
standing at the end of period ........     199,756         148,678           --          --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen
Aggressive Growth
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...............   $    7.77       $    7.71    $    7.23   $    6.53   $    4.88   $    7.67   $   9.15
   End of period .....................   $    8.80       $    7.77    $    7.71   $    7.23   $    6.53   $    4.88   $   7.67
Accumulation units out-
standing at the end of period ........      27,815          36,589       34,960      32,428      21,337      16,824      2,834
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...............   $   11.06       $    9.90    $    9.88   $    8.74   $    6.94   $    8.97   $   9.86
   End of period .....................   $   10.43       $   11.06    $    9.90   $    9.88   $    8.74   $    6.94   $   8.97
Accumulation units out-
standing at the end of period ........     981,016         983,226      937,928     646,585     303,826     197,544     39,034
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Equity
and Income
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...............   $   12.04       $   11.12    $   10.72   $    9.98   $    8.49   $    9.63   $  10.01
   End of period .....................   $   11.95       $   12.04    $   11.12   $   10.72   $    9.98   $    8.49   $   9.63
Accumulation units out-
standing at the end of period ........     789,090         729,640      512,670     211,948     112,248      92,610     19,794
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage
Growth
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...............   $    7.42       $    7.14    $    6.66   $    6.10   $    4.98   $    7.46   $   8.91
   End of period .....................   $    9.10       $    7.42    $    7.14   $    6.66   $    6.10   $    4.98   $   7.46
Accumulation units out-
standing at the end of period ........     107,935          69,455       49,558      34,342      31,130      27,133     12,355
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                              2007     2006(3,4)         2005     2004(2)        2003        2002    2001(1)
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage
Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...............   $    8.57     $    7.71    $    8.15   $    7.79   $    6.51   $    8.64   $   9.62
   End of period .....................   $    8.44     $    8.57    $    7.71   $    8.15   $    7.79   $    6.51   $   8.64
Accumulation units out-
standing at the end of period ........      21,718        20,206       18,808      15,808      12,942       7,817      3,944
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage
Opportunity
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...............   $   10.50     $    9.76    $    9.47   $    8.39   $    6.35   $    9.06   $   9.71
   End of period .....................   $   10.60        $10.50    $    9.76   $    9.47   $    8.39   $    6.35   $   9.06
Accumulation units out-
standing at the end of period ........      44,476        42,431       38,845      37,293      28,498      23,034      4,610
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage
Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...............   $   17.21        $15.85    $   14.35      $12.45   $    8.72   $    9.66   $  10.10
   End of period .....................   $   18.25        $17.21    $   15.85      $14.35      $12.45   $    8.72   $   9.66
Accumulation units out-
standing at the end of period ........     526,833       452,898      329,906     250,908     157,901      82,642     13,385
-----------------------------------------------------------------------------------------------------------------------------

(1)   For the period of July 2, 2001 (date of inception) through December 31,
      2001.

(2) For the period of March 31, 2004 (date of inception) through December 31, 2004 for the Security Income Opportunity Subaccount.

(3) For the period of December 1, 2006 (date of inception) through December 31, 2006 for the American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, Aston/Optimum Mid Cap, Calamos(R) High Yield, Dryden Small-Cap Core Equity, Federated Bond, Fidelity(R) Advisor Real Estate, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners, PIMCO Foreign Bond (U.S. Dollar-Hedged), Royce Opportunity, Royce Value, RS Technology (formerly RS Information Age), RS Value, Security Alpha Opportunity, T. Rowe Price Capital Appreciation, and
      T. Rowe Price Growth Stock Subaccounts.

(4) For the period of time of January 1, 2006 through June 16, 2006 for the SBL Large Cap Growth and SBL Social Awareness Subaccounts. On June 16, 2006, the funds underlying these Subaccounts were reorganized into SBL Fund Series Y (Select 25) and Neuberger Berman AMT Socially Responsive Portfolio, respectively, and Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25 and Neuberger Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for those Subaccounts.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, Security Benefit converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2007, the Company had total assets of approximately $12.6 billion. Together with its affiliates, the Company has total funds under management of approximately $19.3 billion.


NEA Valuebuilder Program -- The NEA Valuebuilder Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members ("NEA Valuebuilder products"). The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement (the "Agreement") between the Company (and certain of its affiliates) and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Certain local school districts do not allow NEA Valuebuilder products to be made available in their district; as a result, the NEA Valuebuilder Program may not be available in all districts.

      Under the Agreement:

o The Company and its affiliates have the exclusive right to offer NEA Valuebuilder products, including the Contract, under the NEA Valuebuilder Program. However, employers of NEA members are not required to make available NEA Valuebuilder products, and NEA members are not required to select products from any particular provider.

o During the term of the Agreement, MBC may not enter into arrangements with other providers of similar investment programs or otherwise promote to employers of NEA members or to NEA members any investment products that compete with NEA Valuebuilder products offered by the Company and its affiliates, except for products MBC may, subject to limitations of the Agreement, make available in the future through the members-only section of NEA's website.

o MBC promotes the NEA Valuebuilder Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Valuebuilder Program (e.g., evaluating the effectiveness of the NEA Valuebuilder Program, monitoring the satisfaction of NEA members with the NEA Valuebuilder Program, conducting quality assurance work, and providing feedback concerning customer satisfaction with the NEA Valuebuilder Program).

o MBC provides marketing and other services in connection with the NEA Valuebuilder Program.


      Pursuant to the Agreement, the Company pays MBC a fee based in part on the average assets invested in NEA Valuebuilder products under the Agreement. During the fiscal year ended December 31, 2007, the Company paid MBC approximately $631,250 per quarter. You may wish to take into account the Agreement and the fee paid to MBC when considering and evaluating any communications relating to the Contract.


      Neither the NEA nor MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the NEA or MBC.

      MBC, an investment adviser registered with the SEC, monitors performance of investment options made available under the NEA Valuebuilder Program, including the Subaccounts. MBC evaluates and tracks such performance monthly, using independent, publicly available ranking services. MBC makes its monthly reports available to NEA members. Upon your request, MBC will deliver a copy of
Part II of its Form ADV, which contains more information about how MBC evaluates and tracks performance and how the fees it receives from the Company are calculated. You may request a copy of such form by calling MBC at 1-800-637-4636.

      Other Information. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements. Under these arrangements, such entities may provide services, such as advertising and promotion, and/or may facilitate their members' access to the Contract and to other products issued by the Company and its affiliates. There also may

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------

be an understanding that these entities may make endorsements. The Company and/or certain of its affiliates may pay fees to these entities under such arrangements. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract. For more information concerning these arrangements, please see the Statement of Additional Information.

Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/ health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

      Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

      Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

      Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

      12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

      Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      The Company receives a $15.00 annual fee payment per participant who has Contract Value allocated to the Subaccount invested in the Dreyfus Appreciation fund.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------

Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the contract as an investment vehicle for a section 403(b), 408 or 408A Qualified Plan, you should consider that the contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge;

o     0-Year or 4-Year Alternate Withdrawal Charge; or

o     Waiver of Withdrawal Charge - 15 Years or Disability

o     Waiver of Withdrawal Charge - 10 Years or Disability

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

* Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------

they are issued. A rider may not be available in all states. See the detailed description of each rider below.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Guaranteed Minimum Income Benefit -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate.

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

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                                       27

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1.    The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements), net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Annual Stepped Up and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Enhanced Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments.

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For a Contract issued after the Owner has attained age 70 or older, the Enhanced
Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit

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also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Guaranteed Minimum Withdrawal Benefit -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

                    ----------------------------------------------
                         Annual
                     Withdrawal Amount*           Benefit Amount*
                    ----------------------------------------------
                            5%                          130%
                            6%                          110%
                            7%                          100%
                    ----------------------------------------------

                    * A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
                    ----------------------------------------------

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combi-

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nation of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

Total Protection -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

      Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Dreyfus General Money Market Account Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

      This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

      The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

      The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum

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Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

      This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.

Extra Credit -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not purchase more than one Extra Credit Rider for your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the

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Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                        ----------------------------------
                                         Rate of Return
                        Interest Rate   (net of expenses)
                        ----------------------------------
                              3%              -5.00%
                              4%              -1.50%
                              5%               0.80%
                        ----------------------------------

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

Waiver of Withdrawal Charge -- This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

Alternate Withdrawal Charge -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

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                                       33

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----------------------------------------------------
     0-Year Schedule            4-Year Schedule
----------------------------------------------------
  Purchase                   Purchase
Payment Age   Withdrawal   Payment Age   Withdrawal
 (in years)     Charge      (in years)      Charge
----------------------------------------------------
0 and over        0%            1            7%
                                2            7%
                                3            6%
                                4            5%
                            5 and over       0%
----------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

Waiver of Withdrawal Charge--15 Years or Disability -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o     The Contract has been in force for 15 or more Contract Years; or

o The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

Waiver of Withdrawal Charge--10 Years or Disability -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or

o The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

Waiver of Withdrawal Charge--Hardship -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

Waiver of Withdrawal Charge--5 Years and Age 59 1/2 -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o     The Owner is age 59 1/2 or older; and

o The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

Purchase Payments -- The minimum initial Purchase Payment for the purchase of a Contract is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and /or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will

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                                       34

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--------------------------------------------------------------------------------

return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

Dollar Cost Averaging Option -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received an Asset Reallocation/Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset Reallocation/Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract

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                                       35

--------------------------------------------------------------------------------

Year that generally are allowed as discussed under "Transfers of Contract
Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."

Asset Reallocation Option -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation/ Dollar Cost Averaging request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

Transfers of Contract Value -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

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                                       36

--------------------------------------------------------------------------------

      The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Dreyfus General Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       37

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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Number of
                                                                                                                        Round Trip
                                                       Subaccount                                                      Transfers(1)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus General Money Market                                                                                             Unlimited
------------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM Technology,
Calamos(R) Growth, Calamos Growth and Income, Calamos(R) High Yield, Goldman Sachs Emerging Markets Equity, Goldman
Sachs Government Income, Lehman Brothers Core Bond, Neuberger Berman Partners, Neuberger Berman Socially Responsive,
PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield, Security Alpha Opportunity, Security Capital                       4
Preservation, Security Diversified Income, Security Equity, Security Global, Security Income Opportunity, Security
Large Cap Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security Small Cap Growth, Van
Kampen Aggressive Growth, Van Kampen Comstock, Van Kampen Equity and Income
------------------------------------------------------------------------------------------------------------------------------------
American Century Equity Income, American Century Heritage, American Century International Growth, American Century
Select, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative,              2
American Century Strategic Allocation: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap                                                                                                        2(2)
------------------------------------------------------------------------------------------------------------------------------------
Federated Bond                                                                                                               1
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth, Fidelity(R) Advisor Mid Cap*, Fidelity(R) Advisor Real Estate, Fidelity(R)              1(2)
Advisor Value Strategies
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, RS Technology, RS                                1(3)
Value, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Royce Opportunity, Royce Value, Wells Fargo Advantage Growth, Wells Fargo Advantage Growth                                   1(4)
and Income, Wells Fargo Advantage Opportunity, Wells Fargo Advantage Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Ariel Fund(R)                                                                                                                1(5)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation, Dreyfus Premier Strategic Value, Dreyfus Midcap Value                                                  1(6)
------------------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap Core Equity, Jennison 20/20 Focus, Jennison Small Company**                                                 1(7)
------------------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 2 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(6) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(7) Number of round trip transfers that can be made in any 60 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

* You may transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.

** You may transfer Contract Value to the Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.
--------------------------------------------------------------------------------


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                                       38

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      In addition to the Company's own frequent transfer procedures, the
Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and, the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.


      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


      The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

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                                       39

--------------------------------------------------------------------------------

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.


      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.


Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     The amount of any outstanding Contract Debt,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, and (5) the administration charge under the Contract of 0.15%.

      The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders

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                                       40

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(the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

Full and Partial Withdrawals -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

      The Company requires the signature of the Owner on any request for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a

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                                       41

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request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well

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                                       42

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--------------------------------------------------------------------------------

as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit; Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection riders. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements -- For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Death of the Annuitant -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full

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                                       43

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or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:


                --------------------------------------------------
                Purchase Payment Age                   Withdrawal
                     (in years)                          Charge
                --------------------------------------------------
                          1                                7%
                          2                                7%*
                          3                                6%
                          4                                5%
                          5                                4%
                          6                                3%
                          7                                2%
                     8 and over                            0%

                --------------------------------------------------
                * If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.
                --------------------------------------------------


      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                   ----------------------------------------
                                       Annual Mortality and
                   Contract Value      Expense Risk Charge
                   ----------------------------------------
                   Less than $25,000           0.90%
                   $25,000 or more             0.75%
                   ----------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity

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                                       44

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income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Account Administration Charge -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.


Premium Tax Charge -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.


Loan Interest Charge -- The Company charges an effective annual interest rate on a loan that currently is an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may select only one rider that provides a death benefit.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the

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                                       45

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Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such Riders, 1.40%, would exceed the applicable maximum Rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

Teacher Retirement System of Texas - Limits on Optional Riders -- If you are:
(1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select riders with a total charge that exceeds 0.25% of Contract Value and only the following riders are available for purchase:

o     Annual Stepped Up Death Benefit

o     Enhanced Death Benefit

o     Guaranteed Growth Death Benefit at 3%

o     Guaranteed Growth Death Benefit at 5%

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit

o     Guaranteed Minimum Income Benefit at 3%

o     Waiver of Withdrawal Charge

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

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                                       46

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
--------------------------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------------------------
                                                                                        Annual
                                                                           Rate(1)   Rider Charge
--------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                             3%         0.15%
                                                                              5%         0.30%
--------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                              --          0.20%
--------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                               3%         0.10%
                                                                              5%         0.20%
                                                                              6%(2)      0.25%
                                                                              7%(2)      0.30%
--------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                5%         0.25%
--------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                       --          0.25%
--------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                        --          0.35%
--------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                         5%         0.35%
--------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit      5%         0.40%
--------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                        --          0.45%(3)
--------------------------------------------------------------------------------------------------
Total Protection                                                             --          0.85%(4)
--------------------------------------------------------------------------------------------------
                                                                              3%         0.40%
Extra Credit(5)                                                               4%         0.55%
                                                                              5%         0.70%
--------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                  --          0.05%
--------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                              0-Year       0.70%
                                                                            4-Year       0.55%
--------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                         --          0.05%
--------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                         --          0.10%
--------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                       --          0.15%
--------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                         --          0.20%
--------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
--------------------------------------------------------------------------------


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Guarantee of Certain Charges -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.90% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period


General -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.


      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

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      Once annuity payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments:
Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      Option 3 -- Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      Option 4 --

      A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder


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of such period to the Designated Beneficiary. Upon the last death of the
Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      Option 5 -- Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 6 -- Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 7 -- Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 8 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity

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payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amounts determined for each Subaccount.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

The Fixed Account

      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

Interest -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the

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Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

Death Benefit -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

Contract Charges -- Premium taxes and the account administration, optional Rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any Optional Rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

Transfers and Withdrawals from the Fixed Account -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if

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so permitted under the terms of the Qualified Plan. See "Loans."

Payments from the Fixed Account -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

Dividends -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


Loans -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting

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a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.


      When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn the minimum rate of interest guaranteed under the Fixed Account.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company and currently is equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 1% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is equal to 3.95%. Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

      Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company

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reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."


      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.


      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.


      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."



Restrictions under the Texas Optional Retirement Program -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract. In addition, we may assess a different withdrawal charge on Contracts issued to Participants in the Texas Optional Retirement Program. See "Contingent Deferred Sales
Charge."


Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of

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the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of the Company and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or

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the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an
Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan that meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.


      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to other qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."


      Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to this Contract in most states.


      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.


      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

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      Roth contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account, although they may be made to other accounts in the plan or program.


      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.


      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."


      Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.

      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($85,000 for a married couple filing a joint return and $53,000 for a single taxpayer in 2008). If the individual's spouse is covered by an employer- sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $159,000 and $169,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax- free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $101,000 to $116,000 in adjusted gross income ($159,000 to $169,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.


      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary

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information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

      Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408.

      For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.


      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      Tax Penalties. Premature Distribution Tax. Distributions from a
Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment;
(iv) made to an employee after termination of employment after reaching age 55;
(v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

      Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult

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to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations --

      Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Other Information

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act.
In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the

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Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.


Electronic Privileges -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.


      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods

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of substantial market fluctuations), or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company or the Separate Account is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract.


      The Company and Security Distributors, Inc., the principal underwriter of the Contract ("SDI"), have been named, among several others, as defendants in a class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by the Company to MBC under the NEA Valuebuilder Program. The other defendants include other affiliates of the Company and, unaffiliated companies, and individuals. Plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. The Company and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The Company does not believe that the class action claims have merit and intends to defend against the claims vigorously. The Company does not believe that these claims are likely to have a material adverse effect on SDI's ability to perform its duties as principal underwriter of the Contract.


Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered represen-tatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers on behalf of SDI. During fiscal years 2007, 2006 and 2005 the commission amounts paid in connection with all Contracts sold through the Separate Account were $56,968,135, $56,800,140 and $5,524,321 respectively. The Company on behalf of SDI pays commissions to Selling Broker- Dealers for their sales, and SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


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      Selling Broker-Dealers. The Company pays commissions to all Selling
Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker- Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.


      Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards;
(2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

      The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2007 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
PlanMember Securities Corporation, Vantage Securities/Advisors, Inc., OFG Financial Services, Inc., Morgan Keegan & Company, Inc., Brecek & Young Advisors, Inc., Legend Equities Corporation, Aquarius Fund Distributors, Inc., Flexible Plan Investments, Ltd., Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., NEXT Financial Group, Inc., Great American Advisors, Inc., Geneos Wealth Management, Inc., Pension Planners Securities, Inc., GWN Securities, Inc.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker- Dealer for whom he or she works may receive in connection with your purchase of a Contract.

      Additional Compensation Paid to Affiliated Selling Broker-Dealers. In addition to ordinary commissions,

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non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.

Legal Matters -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Performance Information

      Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Dreyfus General Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation
Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until July 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


Financial Statements -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


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Table of Contents for Statement of Additional Information

      The Statement of Additional Information for the NEA Valuebuilder Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

ARRANGEMENTS WITH ENTITIES
ASSOCIATED WITH THE NEA

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID
UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

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Objectives for Underlying Funds

--------------------------------------------------------------------------------
There is no guarantee that the investment objectives and strategies of any Underlying Fund will be met.
--------------------------------------------------------------------------------

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus. A prospectus may be obtained by calling 1-800-NEA-VALU.


------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund          Class A       Long-term growth of capital         Invesco Aim Advisors, Inc.
                                                                                11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1173
                                                                                (Investment Adviser)

                                                                                AIM Funds Management Inc., 5140 Yonge
                                                                                Street, Suite 900, Toronto, Ontario, Canada
                                                                                M2N 6X7
                                                                                (Sub-adviser)

                                                                                Invesco Global Asset Management (N.A.), Inc.,
                                                                                One Midtown Plaza, 1360 Peachtree Street,
                                                                                N.E., Suite 100, Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Institutional (N.A.), Inc., One Midtown
                                                                                Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Senior Secured Management, Inc.,
                                                                                1166 Avenue of the Americas, New York, NY
                                                                                10036
                                                                                (Sub-adviser)

                                                                                Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Limited, 30 Finsbury
                                                                                Square, London, EC2A 1AG, United Kingdom
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management (Japan) Limited,
                                                                                25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                6025, Japan
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Deutschland
                                                                                GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                60313
                                                                                (Sub-adviser)

                                                                                Invesco Australia Limited, 333 Collins Street,
                                                                                Level 26, Melbourne Vic 3000, Australia
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       66

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--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund             Class A       Long-term capital growth            Invesco Aim Advisors, Inc.
                                                                                11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1174
                                                                                (Investment Adviser)

                                                                                AIM Funds Management Inc., 5140 Yonge
                                                                                Street, Suite 900, Toronto, Ontario, Canada
                                                                                M2N 6X7
                                                                                (Sub-adviser)

                                                                                Invesco Global Asset Management (N.A.), Inc.,
                                                                                One Midtown Plaza, 1360 Peachtree Street,
                                                                                N.E., Suite 100, Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Institutional (N.A.), Inc., One Midtown
                                                                                Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Senior Secured Management, Inc.,
                                                                                1166 Avenue of the Americas, New York, NY
                                                                                10036
                                                                                (Sub-adviser)

                                                                                Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Limited, 30 Finsbury
                                                                                Square, London, EC2A 1AG, United Kingdom
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management (Japan) Limited,
                                                                                25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                6025, Japan
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Deutschland
                                                                                GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                60313
                                                                                (Sub-adviser)

                                                                                Invesco Australia Limited, 333 Collins Street,
                                                                                Level 26, Melbourne Vic 3000, Australia
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       67

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--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap                 Class A       Long-term growth of capital         Invesco Aim Advisors, Inc.
Growth Fund                                                                     11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1175
                                                                                (Investment Adviser)

                                                                                AIM Funds Management Inc., 5140 Yonge
                                                                                Street, Suite 900, Toronto, Ontario, Canada
                                                                                M2N 6X7
                                                                                (Sub-adviser)

                                                                                Invesco Global Asset Management (N.A.), Inc.,
                                                                                One Midtown Plaza, 1360 Peachtree Street,
                                                                                N.E., Suite 100, Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Institutional (N.A.), Inc., One Midtown
                                                                                Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Senior Secured Management, Inc.,
                                                                                1166 Avenue of the Americas, New York, NY
                                                                                10036
                                                                                (Sub-adviser)

                                                                                Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Limited, 30 Finsbury
                                                                                Square, London, EC2A 1AG, United Kingdom
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management (Japan) Limited,
                                                                                25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                6025, Japan
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Deutschland
                                                                                GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                60313
                                                                                (Sub-adviser)

                                                                                Invesco Australia Limited, 333 Collins Street,
                                                                                Level 26, Melbourne Vic 3000, Australia
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       68

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--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap                   Class A       Long-term growth of capital         Invesco Aim Advisors, Inc.
Core Equity Fund                                                                11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1176
                                                                                (Investment Adviser)

                                                                                AIM Funds Management Inc., 5140 Yonge
                                                                                Street, Suite 900, Toronto, Ontario, Canada
                                                                                M2N 6X7
                                                                                (Sub-adviser)

                                                                                Invesco Global Asset Management (N.A.), Inc.,
                                                                                One Midtown Plaza, 1360 Peachtree Street,
                                                                                N.E., Suite 100, Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Institutional (N.A.), Inc., One Midtown
                                                                                Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Senior Secured Management, Inc.,
                                                                                1166 Avenue of the Americas, New York, NY
                                                                                10036
                                                                                (Sub-adviser)

                                                                                Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Limited, 30 Finsbury
                                                                                Square, London, EC2A 1AG, United Kingdom
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management (Japan) Limited,
                                                                                25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                6025, Japan
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Deutschland
                                                                                GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                60313
                                                                                (Sub-adviser)

                                                                                Invesco Australia Limited, 333 Collins Street,
                                                                                Level 26, Melbourne Vic 3000, Australia
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       69

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap                 Class A       Long-term growth of capital         Invesco Aim Advisors, Inc.
Growth Fund                                                                     11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1177
                                                                                (Investment Adviser)

                                                                                AIM Funds Management Inc., 5140 Yonge
                                                                                Street, Suite 900, Toronto, Ontario, Canada
                                                                                M2N 6X7
                                                                                (Sub-adviser)

                                                                                Invesco Global Asset Management (N.A.), Inc.,
                                                                                One Midtown Plaza, 1360 Peachtree Street,
                                                                                N.E., Suite 100, Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Institutional (N.A.), Inc., One Midtown
                                                                                Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Senior Secured Management, Inc.,
                                                                                1166 Avenue of the Americas, New York, NY
                                                                                10036
                                                                                (Sub-adviser)

                                                                                Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Limited, 30 Finsbury
                                                                                Square, London, EC2A 1AG, United Kingdom
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management (Japan) Limited,
                                                                                25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                6025, Japan
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Deutschland
                                                                                GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                60313
                                                                                (Sub-adviser)

                                                                                Invesco Australia Limited, 333 Collins Street,
                                                                                Level 26, Melbourne Vic 3000, Australia
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       70

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund           Class A       Capital growth                      Invesco Aim Advisors, Inc.
                                                                                11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1178
                                                                                (Investment Adviser)

                                                                                AIM Funds Management Inc., 5140 Yonge
                                                                                Street, Suite 900, Toronto, Ontario, Canada
                                                                                M2N 6X7
                                                                                (Sub-adviser)

                                                                                Invesco Global Asset Management (N.A.), Inc.,
                                                                                One Midtown Plaza, 1360 Peachtree Street,
                                                                                N.E., Suite 100, Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Institutional (N.A.), Inc., One Midtown
                                                                                Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                Atlanta, GA 30309
                                                                                (Sub-adviser)

                                                                                Invesco Senior Secured Management, Inc.,
                                                                                1166 Avenue of the Americas, New York, NY
                                                                                10036
                                                                                (Sub-adviser)

                                                                                Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Limited, 30 Finsbury
                                                                                Square, London, EC2A 1AG, United Kingdom
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management (Japan) Limited,
                                                                                25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                6025, Japan
                                                                                (Sub-adviser)

                                                                                Invesco Asset Management Deutschland
                                                                                GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                60313
                                                                                (Sub-adviser)

                                                                                Invesco Australia Limited, 333 Collins Street,
                                                                                Level 26, Melbourne Vic 3000, Australia
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          To provide current income           American Century Investment Management, Inc.
Equity Income Fund                                                              4500 Main Street
                                                                                Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth            American Century Investment Management, Inc.
Heritage Fund                                                                   4500 Main Street
                                                                                Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Capital growth                      American Century Global
International                                                                   Investment Management, Inc.
Growth Fund                                                                     666 3rd Ave, 23rd Floor
                                                                                New York, NY 10017-4041
------------------------------------------------------------------------------------------------------------------------------------

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                                       71

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth            American Century Investment Management, Inc.
Select Fund                                                                     4500 Main Street
                                                                                Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth            American Century Investment Management, Inc.
Strategic Allocation:                                                           4500 Main Street
Aggressive                                                                      Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Current income                      American Century Investment Management, Inc.
Strategic Allocation:                                                           4500 Main Street
Conservative                                                                    Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth, with      American Century Investment Management, Inc.
Strategic Allocation:                       some income                         4500 Main Street
Moderate                                                                        Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
Ariel Fund(R)                               Long-term capital appreciation      Ariel Capital Management, LLC
                                                                                200 East Randolph Drive, Suite 2900
                                                                                Chicago, IL 60601-6536
------------------------------------------------------------------------------------------------------------------------------------
Aston/Optimum                 Class N       Long-term total return through      Aston Asset Management LLC
Mid Cap                                     capital appreciation by investing   161 N. Clark Street, 12th Floor
                                            primarily in common and preferred   Chicago, IL 60601
                                            stocks and convertible securities   (Investment Adviser)

                                                                                Optimum Investment Advisors, LLC
                                                                                100 South Wacker Drive, Suite 2100
                                                                                Chicago, IL 60606
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Calamos(R) Growth Fund        Class A       Long-term capital growth            Calamos(R) Advisors LLC.
                                                                                2020 Calamos Court
                                                                                Naperville, IL 60563
------------------------------------------------------------------------------------------------------------------------------------
Calamos(R) Growth             Class A       High long-term total return         Calamos(R) Advisors LLC.
and Income Fund                             through growth and current income   2020 Calamos Court
                                                                                Naperville, IL 60563
------------------------------------------------------------------------------------------------------------------------------------
Calamos(R) High Yield         Class A       Highest level of current income     Calamos(R) Advisors LLC.
                                            obtainable with reasonable risk     2020 Calamos Court
                                                                                Naperville, IL 60564
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation                        Long-term capital growth            The Dreyfus Corporation
Fund, Inc.                                                                      200 Park Avenue
                                                                                New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus General               Class B       High level of current income as     The Dreyfus Corporation
Money Market Fund                           is consistent with preserving       200 Park Avenue
                                            capital                             New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Midcap                              To surpass the performance of the   The Dreyfus Corporation
Value Fund                                  Russell Midcap Value Index          200 Park Avenue
                                                                                New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier               Class A       Capital appreciation                The Dreyfus Corporation
Strategic Value Fund                                                            200 Park Avenue
                                                                                New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap              Class A       Long-term capital appreciation      Quantitative Management Associates LLC
Core Equity                                                                     100 Mulberry Street
                                                                                Gateway Center 2
                                                                                Newark, NJ 07102-4056
------------------------------------------------------------------------------------------------------------------------------------
Federated Bond                Class A       Current income consistent with      Federated Investment Management Company
                                            preservation of capital             Federated Investors Tower
                                                                                1001 Liberty Avenue
                                                                                Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------------------------------------------

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                                       72

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Capital appreciation                Fidelity Management & Research Company
Dividend Growth Fund                                                            82 Devonshire Street
                                                                                Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Capital appreciation                Fidelity Management & Research Company
International Capital                                                           82 Devonshire Street
Appreciation Fund                                                               Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Long-term growth of capital         Fidelity Management & Research Company
Mid Cap Fund                                                                    82 Devonshire Street
                                                                                Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Above-average income and long-      Fidelity Management & Research Company
Real Estate Fund                            term capital growth                 82 Devonshire Street
                                                                                Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Capital appreciation                Fidelity Management & Research Company
Value Strategies Fund                                                           82 Devonshire Street
                                                                                Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                 Service       Long-term capital appreciation      Goldman Sachs Asset Management, LP
Emerging Markets Equity                                                         32 Old Slip
                                                                                New York, NY 10005-3595
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                 Service       High level of current income,       Goldman Sachs Asset Management, LP
Government Income                           consistent with safety of           32 Old Slip
                                            principal                           New York, NY 10005-3595
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH          Class S       Seeks long- term growth of          Janus Capital Management
Risk-Managed Core                           capital                             151 Detroit Street
                                                                                Denver, CO 80206-4805
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser                 Class S       Seeks long-term growth of capital   Janus Capital Management
International Growth                                                            151 Detroit Street
                                                                                Denver, CO 80206-4805
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus          Class A       Long-term growth of capital         Jennison Associates, L.L.C.
                                                                                466 Lexington Avenue
                                                                                New York, NY 10017
------------------------------------------------------------------------------------------------------------------------------------
Jennison Small                Class A       Capital growth                      Jennison Associates, L.L.C.
Company                                                                         466 Lexington Avenue
                                                                                New York, NY 10017
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers             NB Investor     Maximize total return through a     Neuberger Berman Management Inc.
Core Bond                                   combination of income and capital   605 Third Avenue, 2nd Floor
                                            appreciation                        New York, NY 10158-3698
                                                                                (Investment Adviser)

                                                                                Lehman Brothers Asset Management LLC
                                                                                190 S. LaSalle
                                                                                Chicago, IL 60603
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman              Advisor       Growth of capital                   Neuberger Berman Management Inc.
Partners                                                                        605 Third Avenue, 2nd Floor
                                                                                New York, NY 10158-3698
                                                                                (Investment Adviser)

                                                                                Neuberger Berman, LLC
                                                                                605 Third Avenue, 2nd Floor
                                                                                New York, NY 10158-3698
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       73

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--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman               Trust        Long-term growth of capital by      Neuberger Berman Management Inc.
Socially Responsive                         investing primarily in securities   605 Third Avenue, 2nd Floor
                                            of companies that meet the Fund's   New York, NY 10158-3698
                                            financial criteria and social       (Investment Adviser)
                                            policy

                                                                                Neuberger Berman, LLC
                                                                                605 Third Avenue, 2nd Floor
                                                                                New York, NY 10158-3698
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond            Class R       Maximum total return, consistent    Pacific Investment Management Company LLC
(U.S. Dollar-Hedged)                        with preservation of capital and    840 Newport Center Drive, Suite 100
                                            prudent investment management       Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
PIMCO High                    Class A       Maximum total return, consistent    Pacific Investment Management Company LLC
Yield Fund                                  with preservation of capital and    840 Newport Center Drive, Suite 100
                                            prudent investment management       Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
Royce Opportunity             Service       Long term growth of capital         Royce & Associates, LLC
                                                                                1414 Avenue of the Americas
                                                                                New York, NY 10019-2570
------------------------------------------------------------------------------------------------------------------------------------
Royce Value                   Service       Long term growth of capital         Royce & Associates, LLC
                                                                                1414 Avenue of the Americas
                                                                                New York, NY 10019-2570
------------------------------------------------------------------------------------------------------------------------------------
RS Technology                 Class A       Long-term capital appreciation      RS Investment Management Co. LLC
(formerly RS                                                                    388 Market Street
Information Age)                                                                San Francisco, CA 94111-5345
------------------------------------------------------------------------------------------------------------------------------------
RS Value                      Class A       Long-term capital appreciation      RS Investment Management Co. LLC
                                                                                388 Market Street
                                                                                San Francisco, CA 94111-5345
------------------------------------------------------------------------------------------------------------------------------------
Security Alpha                Class A       Long-term growth of capital         Security Investors, LLC
Opportunity Fund(R)                                                             One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                Mainstream Investment Advisers, LLC
                                                                                101 West Spring Street, Suite 401
                                                                                New Albany, IN 47150-3610
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Security Capital              Class A       High level of income.               Security Investors, LLC
Preservation Fund                                                               One Security Benefit Place
                                                                                Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Diversified          Class A       High level of interest income       Security Investors, LLC
Income Fund                                 with security of principal          One Security Benefit Place
                                                                                Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Equity Fund(R)       Class A       Long-term growth of capital         Security Investors, LLC
                                                                                One Security Benefit Place
                                                                                Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Global Fund          Class A       Long-term growth of capital         Security Investors, LLC
                                                                                One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                Security Global Investors, LLC
                                                                                Two Embarcadero Center, Suite 2350
                                                                                San Francisco, CA 94111
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       74

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Security Income               Class A       High level of current income        Security Investors, LLC
Opportunity Fund                                                                One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                Four Corners Capital Management, LLC
                                                                                515 S. Flower Street, Suite 4310
                                                                                Los Angeles, CA 90071-2222
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Security Large                Class A       Long-term growth of capital         Security Investors, LLC
Cap Value Fund                                                                  One Security Benefit Place
                                                                                Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap              Class A       Capital appreciation                Security Investors, LLC
Growth Fund                                                                     One Security Benefit Place
                                                                                Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap              Class A       Long-term growth of capital         Security Investors, LLC
Value Fund                                                                      One Security Benefit Place
                                                                                Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Select 25 Fund       Class A       Long-term growth of capital         Security Investors, LLC
                                                                                One Security Benefit Place
                                                                                Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Small Cap            Class A       Long-term growth of capital         Security Investors, LLC
Growth Fund                                                                     One Security Benefit Place
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                RS Investment Management L.P.
                                                                                388 Market Street
                                                                                San Francisco, CA 94111
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital         Advisor       Long-term capital appreciation by   T. Rowe Price
Appreciation                                investing primarily in common       100 East Pratt Street
                                            stocks.                             Baltimore, MD 21202-1090
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price                 Class R       Long-term capital growth and        T. Rowe Price
Growth Stock                                increasing dividend income          100 East Pratt Street
                                            through investing in common         Baltimore, MD 21202-1090
                                            stocks of well-established
                                            companies.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Aggressive         Class A       Capital growth                      Van Kampen Asset Management
Growth Fund                                                                     522 Fifth Avenue
                                                                                New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen                    Class A       Capital growth and income through   Van Kampen Asset Management
Comstock Fund                               investments in equity securities,   522 Fifth Avenue
                                            including common stocks,            New York, NY 10036
                                            preferred stocks and securities
                                            convertible into common and
                                            preferred stocks
------------------------------------------------------------------------------------------------------------------------------------

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                                       75

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Equity             Class A       Highest possible income             Van Kampen Asset Management
and Income Fund                             consistent with safety of           522 Fifth Avenue
                                            principal with long term growth     New York, NY 10036
                                            of capital as a secondary
                                            objective
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Advisor       Long-term capital appreciation      Wells Fargo Funds Management, LLC
Growth Fund                                                                     525 Market Street, 12th Floor
                                                                                San Francisco, CA 94105
                                                                                (Investment Adviser)

                                                                                Wells Capital Management Incorporated
                                                                                525 Market Street, 10th Floor
                                                                                San Francisco, CA 94105
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Advisor       Total return comprised of           Wells Fargo Funds Management, LLC
Growth and Income                           long-term capital appreciation      525 Market Street, 12th Floor
Fund                                        and current income                  San Francisco, CA 94105
                                                                                (Investment Adviser)

                                                                                Matrix Asset Advisors, Inc.
                                                                                747 Third Avenue
                                                                                New York, NY 10017
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Advisor       Long-term capital appreciation      Wells Fargo Funds Management, LLC
Opportunity Fund                                                                525 Market Street, 12th Floor
                                                                                San Francisco, CA 94105
                                                                                (Investment Adviser)

                                                                                Wells Capital Management Incorporated
                                                                                525 Market Street, 10th Floor
                                                                                San Francisco, CA 94105
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Class A       Long-term capital appreciation      Wells Fargo Funds Management, LLC
Small Cap Value Fund                                                            525 Market Street, 12th Floor
                                                                                San Francisco, CA 94105
                                                                                (Investment Adviser)

                                                                                Wells Capital Management Incorporated
                                                                                525 Market Street, 10th Floor
                                                                                San Francisco, CA 94105
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------


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                                       76

                                                    [LOGO] SECURITY BENEFIT(SM)
                                                    Security Distributors, Inc.


      Prospectus                       May 1, 2008


--------------------------------------------------------------------------------
      AEA VALUEBUILDER VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                            ------------------------------------
                                                     Important Privacy
                                                      Notice Included

                                                      See Back Cover
                                            ------------------------------------

AEA 320 (R5-08)                                                      27-03200-00

--------------------------------------------------------------------------------

                        AEA VALUEBUILDER VARIABLE ANNUITY

                      Individual Flexible Purchase Payment
                       Deferred Variable Annuity Contract

              Issued By:                             Mailing Address:
Security Benefit Life Insurance Company  Security Benefit Life Insurance Company
One Security Benefit Place               P.O. Box 750497
Topeka, Kansas 66636-0001                Topeka, Kansas 66675-0497
1-800-888-2461
--------------------------------------------------------------------------------

      This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o     AIM Basic Value
o     AIM Dynamics
o     AIM Large Cap Growth
o     AIM Mid Cap Core Equity
o     AIM Small Cap Growth
o     AIM Technology
o     American Century Equity Income
o     American Century Heritage
o     American Century International Growth
o     American Century Select
o     American Century Strategic Allocation: Aggressive
o     American Century Strategic Allocation: Conservative
o     American Century Strategic Allocation: Moderate
o     Ariel Fund(R)
o     Aston/Optimum Mid Cap
o     Calamos(R) Growth
o     Calamos(R) Growth and Income
o     Calamos(R) High Yield
o     Dreyfus Appreciation
o     Dreyfus General Money Market
o     Dreyfus Midcap Value
o     Dreyfus Premier Strategic Value
o     Dryden Small-Cap Core Equity
o     Federated Bond
o     Fidelity(R) Advisor Dividend Growth
o     Fidelity(R) Advisor Mid Cap*
o     Fidelity(R) Advisor Real Estate
o     Fidelity(R) Advisor Value Strategies
o     Goldman Sachs Emerging Markets Equity
o     Goldman Sachs Government Income
o     Janus Adviser INTECH Risk-Managed Core
o     Janus Adviser International Growth
o     Jennison 20/20 Focus
o     Jennison Small Company**
o     Lehman Brothers Core Bond
o     Neuberger Berman Partners
o     Neuberger Berman Socially Responsive
o     PIMCO Foreign Bond (U.S. Dollar-Hedged)
o     PIMCO High Yield
o     Royce Opportunity
o     Royce Value
o     RS Technology (formerly RS Information Age)
o     RS Value
o     Security Alpha Opportunity
o     Security Capital Preservation
o     Security Diversified Income
o     Security Equity
o     Security Global
o     Security Income Opportunity
o     Security Large Cap Value
o     Security Mid Cap Growth
o     Security Mid Cap Value

--------------------------------------------------------------------------------
      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      You should read this Prospectus carefully and retain it for future reference.

      Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2008
--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1.
--------------------------------------------------------------------------------
AEA 320 (R5-08)                                                      27-03200-00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

o     Security Select 25
o     Security Small Cap Growth
o     T. Rowe Price Capital Appreciation
o     T. Rowe Price Growth Stock
o     Van Kampen Aggressive Growth
o     Van Kampen Comstock
o     Van Kampen Equity and Income
o     Wells Fargo Advantage Growth
o     Wells Fargo Advantage Growth and Income
o     Wells Fargo Advantage Opportunity
o     Wells Fargo Advantage Small Cap Value

* The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount.

** The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Jennison Small Company Subaccount.


      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      The Contract is made available under the AEA Valuebuilder Program pursuant to an agreement between the Company (and certain of its affiliates) and certain subsidiaries of the Alabama Education Association (the "AEA"). Pursuant to this agreement, the Company pays one of these subsidiaries an annual fee in exchange for receiving certain services in connection with the Contract. The AEA and its subsidiaries are not registered as broker-dealers and do not distribute the Contract or provide securities brokerage services. See "Information About the Company, the Separate Account, and the Funds" for more information about this arrangement.


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing Security Benefit at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 58 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------

                                Table of Contents


                                                                           Page

DEFINITIONS............................................................       5

SUMMARY................................................................       6
   Purpose of the Contract.............................................       6
   The Separate Account and the Funds..................................       6
   Fixed Account.......................................................       6
   Purchase Payments...................................................       6
   Contract Benefits...................................................       6
   Optional Riders.....................................................       6
   Free-Look Right.....................................................       7
   Charges and Deductions..............................................       7
   Tax-Free Exchanges..................................................       9
   Contacting the Company..............................................       9

EXPENSE TABLE..........................................................      10
   Contract Owner Transaction Expenses.................................      10
   Periodic Expenses...................................................      10
   Optional Rider Expenses.............................................      11
   Example.............................................................      12

CONDENSED FINANCIAL INFORMATION........................................      13

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS.....      21
   Security Benefit Life Insurance Company.............................      21
   AEA Valuebuilder Program............................................      21
   Published Ratings...................................................      21
   Separate Account....................................................      21
   Underlying Funds....................................................      22

THE CONTRACT...........................................................      23
   General.............................................................      23
   Application for a Contract..........................................      24
   Optional Riders.....................................................      24
   Guaranteed Minimum Income Benefit...................................      24
   Annual Stepped Up Death Benefit.....................................      24
   Guaranteed Growth Death Benefit.....................................      25
   Combined Annual Stepped Up and Guaranteed Growth Death Benefit......      25
   Enhanced Death Benefit..............................................      26
   Combined Enhanced and Annual
     Stepped Up Death Benefit..........................................      26
   Combined Enhanced and Guaranteed Growth Death Benefit...............      27
   Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death
     Benefit...........................................................      27
   Extra Credit........................................................      27
   Waiver of Withdrawal Charge.........................................      28
   Alternate Withdrawal Charge.........................................      29
   Waiver of Withdrawal Charge - 15 Years or Disability................      29
   Waiver of Withdrawal Charge - 10 Years or Disability................      29
   Waiver of Withdrawal Charge - Hardship..............................      29
   Waiver of Withdrawal Charge - 5 Years and Age 59 1/2................      29
   Purchase Payments...................................................      29
   Allocation of Purchase Payments.....................................      30
   Dollar Cost Averaging Option........................................      30
   Asset Reallocation Option...........................................      31
   Transfers of Contract Value.........................................      32
   Contract Value......................................................      35
   Determination of Contract Value.....................................      35
   Cut-Off Times.......................................................      36
   Full and Partial Withdrawals........................................      36
   Systematic Withdrawals..............................................      37
   Free-Look Right.....................................................      37
   Death Benefit.......................................................      37
   Distribution Requirements...........................................      38
   Death of the Annuitant..............................................      38

CHARGES AND DEDUCTIONS.................................................      38
   Contingent Deferred Sales Charge....................................      38
   Mortality and Expense Risk Charge...................................      39
   Administration Charge...............................................      40
   Account Administration Charge.......................................      40
   Premium Tax Charge..................................................      40
   Loan Interest Charge................................................      40
   Other Charges.......................................................      40
   Variations in Charges...............................................      40
   Optional Rider Charges..............................................      40
   Guarantee of Certain Charges........................................      41
   Underlying Fund Expenses............................................      41

ANNUITY PERIOD.........................................................      42
   General.............................................................      42
   Annuity Options.....................................................      43
   Selection of an Option..............................................      44

THE FIXED ACCOUNT......................................................      45
   Interest............................................................      45
   Death Benefit.......................................................      46
   Contract Charges....................................................      46
   Transfers and Withdrawals from the Fixed Account....................      46
   Payments from the Fixed Account.....................................      46

MORE ABOUT THE CONTRACT................................................      46
   Ownership...........................................................      46
   Designation and Change of Beneficiary...............................      46
   Dividends...........................................................      47
   Payments from the Separate Account..................................      47
   Proof of Age and Survival...........................................      47
   Misstatements.......................................................      47
   Loans...............................................................      47
   Restrictions on Withdrawals from Qualified Plans....................      48

--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------

                                                                            Page
FEDERAL TAX MATTERS....................................................      49
   Introduction........................................................      49
   Tax Status of the Company and the Separate Account..................      49
   Qualified Plans.....................................................      50
   Other Tax Considerations............................................      53

OTHER INFORMATION......................................................      54
   Voting of Underlying Fund Shares....................................      54
   Substitution of Investments.........................................      54
   Changes to Comply with Law and Amendments...........................      54
   Reports to Owners...................................................      55
   Electronic Privileges...............................................      55
   Legal Proceedings...................................................      55
   Sale of the Contract................................................      55
   Legal Matters.......................................................      57

PERFORMANCE INFORMATION................................................      57

ADDITIONAL INFORMATION.................................................      58
   Registration Statement..............................................      58
   Financial Statements................................................      58

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..............      58

OBJECTIVES FOR UNDERLYING FUNDS........................................      59

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


--------------------------------------------------------------------------------
You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
--------------------------------------------------------------------------------
                                        4

--------------------------------------------------------------------------------

Definitions

      Various terms commonly used in this Prospectus are defined as follows:

      Accumulation Unit -- A unit of measure used to calculate Contract Value.

      Administrative Office -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      Annuitant -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      Annuity Period -- The period beginning on the Annuity Start Date during which annuity payments are made.

      Annuity Start Date -- The date when annuity payments begin as elected by the Owner.

      Annuity Unit -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      Automatic Investment Program -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      Contract Date -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      Contract Debt -- The unpaid loan balance including loan interest.

      Contract Value -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      Contract Year -- Each twelve-month period measured from the Contract Date.

      Credit Enhancement -- An amount added to Contract Value under the Extra Credit Rider.

      Designated Beneficiary -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      Fixed Account -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate of 3%) declared periodically by the Company. See "The Fixed Account."

      General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      Guaranteed Rate -- The minimum interest rate earned on the Fixed Account, which accrues daily and is equal to 3%.

      Owner -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      Participant -- A Participant under a Qualified Plan.

      Purchase Payment -- An amount paid to the Company as consideration for the Contract.

      Separate Account -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

--------------------------------------------------------------------------------
                                        5

--------------------------------------------------------------------------------

Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

Purpose of the Contract -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.


      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


The Separate Account and the Funds -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account."

      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.


      The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007, the Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004, and the Fidelity(R) Advisor International Capital Appreciation Subaccount is no longer available under the Contract. Owners may not allocate Purchase Payments or transfer Contract Value to the Fidelity(R) Advisor International Capital Appreciation Subaccount after December 31, 2004.


Fixed Account -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least an effective annual rate of 3%. See "The Fixed Account."

Purchase Payments -- Your initial Purchase Payment must be at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."

Contract Benefits -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total charges in excess of 1.55% (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death
      Benefit;*

o     Extra Credit at 3%, 4% or 5%

--------------------------------------------------------------------------------
                                        6

--------------------------------------------------------------------------------

o     Waiver of Withdrawal Charge

o     Alternate Withdrawal Charge

o     Waiver of Withdrawal Charge - 15 Years or Disability

o     Waiver of Withdrawal Charge - 10 Years or Disability

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

* Provides a death benefit.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under "Optional Riders."

Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

Charges and Deductions -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                   -----------------------------------------
                      Purchase Payment Age        Withdrawal
                           (in years)               Charge
                   -----------------------------------------
                                1                     7%
                                2                     7%
                                3                     6%
                                4                     5%
                                5                     4%
                                6                     3%
                                7                     2%
                           8 and over                 0%
                   -----------------------------------------

      The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.95%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

             -------------------------------------------------
                                          Annual Mortality and
             Contract Value                Expense Risk Charge
             -------------------------------------------------
             Less than $25,000                    1.10%
             $25,000 or more                      0.95%
             -------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through

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                                        7

--------------------------------------------------------------------------------

4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See "Mortality and Expense Risk Charge."

      Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The Company makes each rider available only at issue, and you may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider. Each rider and its charge are listed below. See "Optional Rider Charges."

--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------

                                                                                             Annual
                                                                                Rate(1)   Rider Charge
------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                  3%         0.15%
                                                                                   5%         0.30%
------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                   --          0.20%
------------------------------------------------------------------------------------------------------
                                                                                   3%         0.10%
                                                                                   5%         0.20%
Guaranteed Growth Death Benefit                                                    6%         0.25%
                                                                                   7%         0.30%
------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                     5%         0.25%
------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                            --          0.25%
------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                             --          0.35%
------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                              5%         0.35%
------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit           5%         0.40%
------------------------------------------------------------------------------------------------------
                                                                                   3%         0.40%
Extra Credit(2)                                                                    4%         0.55%
                                                                                   5%         0.70%
------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                       --          0.05%
------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge                                                      0-Year       0.70%
                                                                                 4-Year       0.55%
------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                              --          0.05%
------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                              --          0.10%
------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                            --          0.15%
------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                              --          0.20%
------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        8

--------------------------------------------------------------------------------

      Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."


      Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."


      Loan Interest Charge. The Company charges an effective annual interest rate on a loan that currently is an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."


Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


Contacting the Company -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling
1-800-888-2461.

--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

------------------------------------------------------------------------------------------------------------------------------------
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the
Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense
Risk Charge."
------------------------------------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                                                       None
------------------------------------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)                            7%(1)
------------------------------------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                                           None
------------------------------------------------------------------------------------------------------------------------------------
Periodic  Expenses are fees and expenses that you will pay  periodically  during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
------------------------------------------------------------------------------------------------------------------------------------
   Account Administration Charge                                                                                        $  30(2)
------------------------------------------------------------------------------------------------------------------------------------
   Net Loan Interest Charge(3)                                                                                           2.75%
------------------------------------------------------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
------------------------------------------------------------------------------------------------------------------------------------
      Annual Mortality and Expense Risk Charge                                                                           1.10%(4)
------------------------------------------------------------------------------------------------------------------------------------
      Annual Administration Charge                                                                                       0.15%
------------------------------------------------------------------------------------------------------------------------------------
      Maximum Annual Charge for Optional Riders                                                                          1.55%(5)
------------------------------------------------------------------------------------------------------------------------------------
      Total Separate Account Annual Expenses                                                                             2.80%
------------------------------------------------------------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to
      (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost equals the difference between the amount of interest the Company charges you for a loan (the Guaranteed Rate plus 2.75% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.75%, plus the amount of any applicable rider charges.

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; $25,000 or more - 0.95%. Any mortality and expense risk charge above the minimum charge of 0.95% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select Riders with total rider charges that exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------

                                                                                                  Interest       Annual
                                                                                                  Rate(1)     Rider Charge
---------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                                              3%           0.15%
                                                                                                     5%           0.30%
---------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                               --            0.20%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                     3%           0.10%
Guaranteed Growth Death Benefit Rider                                                                5%           0.20%
                                                                                                     6%           0.25%
                                                                                                     7%           0.30%
---------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider             5%           0.25%
---------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                                        --            0.25%
---------------------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider                     --            0.35%
---------------------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider                      5%           0.35%
---------------------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed
Growth Death Benefit Rider                                                                           5%           0.40%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                     3%           0.40%
Extra Credit Rider(2)                                                                                4%           0.55%
                                                                                                     5%           0.70%
---------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                                   --            0.05%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  0-Year          0.70%
Alternate Withdrawal Charge Rider                                                                 4-Year          0.55%
---------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability                                           --            0.05%
---------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability                                           --            0.10%
---------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                                                         --            0.15%
---------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2                                           --            0.20%
---------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


------------------------------------------------------------------------------
                                                             Minimum   Maximum
------------------------------------------------------------------------------
Total Annual Underlying
Fund Operating Expenses(1)                                    0.76%     2.68%
------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007.

      Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
--------------------------------------------------------------------------------

Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-----------------------------------------------------------------
                                 1         3        5       10
                                Year     Years    Years    Years
-----------------------------------------------------------------
If you surrender your
Contract at the end of the     $1,188   $2,200   $3,115   $5,445
applicable time period
-----------------------------------------------------------------
If you do not surrender or
you annuitize your Contract    $  560   $1,669   $2,764   $5,445
-----------------------------------------------------------------


--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

Condensed Financial Information

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.


--------------------------------------------------------------------------------------------------------------------------
                                                                2007   2006(2, 3)          2005     2004(1)          2003
--------------------------------------------------------------------------------------------------------------------------
AIM Basic Value
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................................  $    14.76   $     13.59   $    13.41   $    12.60           --
   End of period .......................................  $    14.31   $     14.76   $    13.59   $    13.41   $    12.60
Accumulation units outstanding at the end of period ....       1,467         1,157        1,353          919           53
--------------------------------------------------------------------------------------------------------------------------
AIM Dynamics
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................................  $    16.08   $     14.38   $    13.59   $    12.68           --
   End of period .......................................  $    17.34   $     16.08   $    14.38   $    13.59   $    12.68
Accumulation units outstanding at the end of period ....          --            --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................................  $    11.58   $     11.27   $    11.38   $    11.37           --
   End of period .......................................  $    12.83   $     11.58   $    11.27   $    11.38   $    11.37
Accumulation units outstanding at the end of period ....          76            55           29           55           22
--------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................................  $    14.44   $     13.54   $    13.13   $    12.02           --
   End of period .......................................  $    15.23   $     14.44   $    13.54   $    13.13   $    12.02
Accumulation units outstanding at the end of period ....       2,895         2,049        1,126          444           55
--------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................................  $    15.10   $     13.76   $    13.24   $    12.91           --
   End of period .......................................  $    16.14   $     15.10   $    13.76   $    13.24   $    12.91
Accumulation units outstanding at the end of period ....       6,327         4,370        1,224          448           20
--------------------------------------------------------------------------------------------------------------------------
AIM Technology
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................................  $    12.89   $     12.21   $    12.51   $    12.63           --
   End of period .......................................  $    13.28   $     12.89   $    12.21   $    12.51   $    12.63
Accumulation units outstanding at the end of period ....           7             4          184          108           32
--------------------------------------------------------------------------------------------------------------------------
American Century Equity Income
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................................  $    14.41   $     12.58   $    12.83   $    11.91           --
   End of period .......................................  $    14.03   $     14.41   $    12.58   $    12.83   $    11.91
Accumulation units outstanding at the end of period ....      11,709         5,694        1,254        1,358        1,252
--------------------------------------------------------------------------------------------------------------------------
American Century Heritage
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................................  $    15.29   $     13.63   $    11.65   $    11.36           --
   End of period .......................................  $    21.32   $     15.29   $    13.63   $    11.65   $    11.36
Accumulation units outstanding at the end of period ....       4,348         3,738          121           35            9
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                2007   2006(2, 3)           2005      2004(1)         2003
---------------------------------------------------------------------------------------------------------------------------
American Century International Growth
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    16.62   $      13.88   $    12.79   $    11.59           --
   End of period ......................................   $    18.65   $      16.62   $    13.88   $    12.79   $    11.59
Accumulation units outstanding at the end of period ...        1,001            881          267          113           46
---------------------------------------------------------------------------------------------------------------------------
American Century Select
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    10.71   $      11.39   $    11.79   $    11.47           --
   End of period ......................................   $    12.47   $      10.71   $    11.39   $    11.79   $    11.47
Accumulation units outstanding at the end of period ...          283            234          111            2           --
---------------------------------------------------------------------------------------------------------------------------
American Century Strategic Allocation: Aggressive
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    10.10   $      10.00           --           --           --
   End of period ......................................   $    11.11   $      10.10           --           --           --
Accumulation units outstanding at the end of period ...       19,268             --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
American Century Strategic Allocation:
Conservative
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    10.01   $      10.00           --           --           --
   End of period ......................................   $    10.31   $      10.01           --           --           --
Accumulation units outstanding at the end of period ...        5,351             --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
American Century Strategic Allocation: Moderate
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    10.08   $      10.00           --           --           --
   End of period ......................................   $    10.72   $      10.08           --           --           --
Accumulation units outstanding at the end of period ...          779             --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
Ariel Fund(R)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    14.77   $      13.95   $    14.40   $    12.30           --
   End of period ......................................   $    13.93   $      14.77   $    13.95   $    14.40   $    12.30
Accumulation units outstanding at the end of period ...       18,633         13,386        8,097        2,601        1,480
---------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    10.21   $      10.00           --           --           --
   End of period ......................................   $    11.06   $      10.21           --           --           --
Accumulation units outstanding at the end of period ...           --             --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
Calamos Growth
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    14.95   $      15.36   $    14.75   $    12.95           --
   End of period ......................................   $    17.69   $      14.95   $    15.36   $    14.75   $    12.95
Accumulation units outstanding at the end of period ...       17,964         14,809        8,083        3,424        1,317
---------------------------------------------------------------------------------------------------------------------------
Calamos Growth and Income
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    14.14   $      13.41   $    12.93   $    12.28           --
   End of period ......................................   $    14.86   $      14.14   $    13.41   $    12.93   $    12.28
Accumulation units outstanding at the end of period ...       15,482         13,169        6,813        3,843        1,932
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                2007   2006(2),(3)         2005    2004(1)       2003
Calamos High Yield
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  10.03   $     10.00           --         --         --
   End of period.........................................   $  10.02   $     10.03           --         --         --
Accumulation units outstanding at the end of period......        122            --           --         --         --
----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  12.56   $     11.25   $    11.26   $  11.11         --
   End of period.........................................   $  12.84   $     12.56   $    11.25   $  11.26   $  11.11
Accumulation units outstanding at the end of period......      5,254         2,967        2,027        890        195
----------------------------------------------------------------------------------------------------------------------
Dreyfus General Money Market
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $   9.05   $      9.05   $     9.22   $   9.57         --
   End of period.........................................   $   9.06   $      9.05   $     9.05   $   9.22   $   9.57
Accumulation units outstanding at the end of period......      3,424         2,520            3         --         --
----------------------------------------------------------------------------------------------------------------------
Dreyfus Midcap Value
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  18.65   $     17.60   $    16.96   $  15.04         --
   End of period.........................................   $  18.88   $     18.65   $    17.60   $  16.96   $  15.04
Accumulation units outstanding at the end of period......      1,114           772          902        585         95
----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Strategic Value
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  17.98   $     15.61   $    15.02   $  13.31         --
   End of period.........................................   $  18.26   $     17.98   $    15.61   $  15.02   $  13.31
Accumulation units outstanding at the end of period......      6,883         4,668        2,807        622         21
----------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  10.00   $     10.00           --         --         --
   End of period.........................................   $   9.32   $     10.00           --         --         --
Accumulation units outstanding at the end of period......         --            --           --         --         --
----------------------------------------------------------------------------------------------------------------------
Federated Bond
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $   9.91   $     10.00           --         --         --
   End of period.........................................   $   9.99   $      9.91           --         --         --
Accumulation units outstanding at the end of period......        101            --           --         --         --
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  12.31   $     11.25   $    11.37   $  11.27         --
   End of period.........................................   $  11.85   $     12.31   $    11.25   $  11.37   $  11.27
Accumulation units outstanding at the end of period......         --            --           --         --         --
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor International Capital Appreciation
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  16.71   $     15.21   $    13.98   $  13.22         --
   End of period.........................................   $  16.74   $     16.71   $    15.21   $  13.98   $  13.22
Accumulation units outstanding at the end of period......         69            67          295        290        128
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                2007   2006(2,3)           2005    2004(1)       2003
Fidelity(R) Advisor Mid Cap
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  17.28   $     15.93   $    15.34   $  13.79         --
   End of period.........................................   $  18.16   $     17.28   $    15.93   $  15.34   $  13.79
Accumulation units outstanding at the end of period......        231           188          141        130         57
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Real Estate
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $   9.76   $     10.00           --         --         --
   End of period.........................................   $   7.67   $      9.76           --         --         --
Accumulation units outstanding at the end of period......         --            --           --         --         --
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Value Strategies
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  17.63   $     15.89   $    16.19   $  14.76         --
   End of period.........................................   $  17.79   $     17.63   $    15.89   $  16.19   $  14.76
Accumulation units outstanding at the end of period......      5,175         4,693        4,007      3,095        628
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  10.45   $     10.00           --         --         --
   End of period.........................................   $  12.81   $     10.45           --         --         --
Accumulation units outstanding at the end of period......         --            --           --         --         --
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Government Income
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $   9.91   $     10.00           --         --         --
   End of period.........................................   $  10.16   $      9.91           --         --         --
Accumulation units outstanding at the end of period......     11,448         5,059           --         --         --
----------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  10.08   $     10.00           --         --         --
   End of period.........................................   $  10.28   $     10.08           --         --         --
Accumulation units outstanding at the end of period......        528           308           --         --         --
----------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  10.28   $     10.00           --         --         --
   End of period.........................................   $  12.44   $     10.28           --         --         --
Accumulation units outstanding at the end of period......        442            29           --         --         --
----------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  10.03   $     10.00           --         --         --
   End of period.........................................   $  10.59   $     10.03           --         --         --
Accumulation units outstanding at the end of period......         --            --           --         --         --
----------------------------------------------------------------------------------------------------------------------
Jennison Small Company
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $   9.90   $     10.00           --         --         --
   End of period.........................................   $  10.41   $      9.90           --         --         --
Accumulation units outstanding at the end of period......        194         4,990           --         --         --
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                2007   2006(2,3)           2005    2004(1)       2003
Lehman Brothers Core Bond
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $   9.90   $      9.86   $    10.05   $  10.06         --
   End of period.........................................   $   9.87   $      9.90   $     9.86   $  10.05   $  10.06
Accumulation units outstanding at the end of period......      6,219         5,778        4,759      3,540      1,774
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $   9.99   $     10.00           --         --         --
   End of period.........................................   $  10.52   $      9.99           --         --         --
Accumulation units outstanding at the end of period......         --            --           --         --         --
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially Responsive
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  10.49   $     10.00           --         --         --
   End of period.........................................   $  10.81   $     10.49           --         --         --
Accumulation units outstanding at the end of period......        471            26           --         --         --
----------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond (U.S. Dollar-Hedged)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $   9.89   $     10.00           --         --         --
   End of period.........................................   $   9.80   $      9.89           --         --         --
Accumulation units outstanding at the end of period......         37           685           --         --         --
----------------------------------------------------------------------------------------------------------------------
PIMCO High Yield
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  13.43   $     12.83   $    12.84   $  12.27         --
   End of period.........................................   $  13.32   $     13.43   $    12.83   $  12.84   $  12.27
Accumulation units outstanding at the end of period......     11,620         8,145        5,861      2,132      1,063
----------------------------------------------------------------------------------------------------------------------
Royce Opportunity
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  10.07   $     10.00           --         --         --
   End of period.........................................   $   9.45   $     10.07           --         --         --
Accumulation units outstanding at the end of period......         --            --           --         --         --
----------------------------------------------------------------------------------------------------------------------
Royce Value
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  10.12   $     10.00           --         --         --
   End of period.........................................   $   9.86   $     10.12           --         --         --
Accumulation units outstanding at the end of period......         --            --           --         --         --
----------------------------------------------------------------------------------------------------------------------
RS Technology (formerly RS Information Age)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $   9.98   $     10.00           --         --         --
   End of period.........................................   $  11.71   $      9.98           --         --         --
Accumulation units outstanding at the end of period......         --            --           --         --         --
----------------------------------------------------------------------------------------------------------------------
RS Value
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  10.12   $     10.00           --         --         --
   End of period.........................................   $  10.08   $     10.12           --         --         --
Accumulation units outstanding at the end of period......      6,334            --           --         --         --
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                2007   2006(2,3)           2005    2004(1)       2003
Security Alpha Opportunity
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $   9.93   $     10.00           --         --         --
   End of period.........................................   $  11.25   $      9.93           --         --         --
Accumulation units outstanding at the end of period......         --            --           --         --         --
----------------------------------------------------------------------------------------------------------------------
Security Capital Preservation
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $   9.88   $      9.89   $    10.10   $   9.92         --
   End of period.........................................   $   9.50   $      9.88   $     9.89   $  10.10   $   9.92
Accumulation units outstanding at the end of period......   1  9,059        22,473       15,451   1  4,715      3,252
----------------------------------------------------------------------------------------------------------------------
Security Diversified Income
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $   9.61   $      9.66   $     9.91   $   9.99         --
   End of period.........................................   $   9.45   $      9.61   $     9.66   $   9.91   $   9.99
Accumulation units outstanding at the end of period......      6,478         5,096        4,674      2,984      1,868
----------------------------------------------------------------------------------------------------------------------
Security Equity
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  12.14   $     11.30   $    11.34   $  11.00         --
   End of period.........................................   $  11.06   $     12.14   $    11.30   $  11.34   $  11.00
Accumulation units outstanding at the end of period......        690           509          390        252         76
----------------------------------------------------------------------------------------------------------------------
Security Global
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  18.01   $     16.09   $    14.83   $  13.10         --
   End of period.........................................   $  19.22   $     18.01   $    16.09   $  14.83   $  13.10
Accumulation units outstanding at the end of period......      2,026         1,450          560        441        101
----------------------------------------------------------------------------------------------------------------------
Security Income Opportunity
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  10.24   $     10.07   $    10.03   $  10.00         --
   End of period.........................................   $   9.94   $     10.24   $    10.07   $  10.03         --
Accumulation units outstanding at the end of period......      3,947         2,662        1,814      1,254         --
----------------------------------------------------------------------------------------------------------------------
Security Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................         --   $     10.69   $    10.90   $  11.06         --
   End of period.........................................         --           --    $    10.69   $  10.90   $  11.06
Accumulation units outstanding at the end of period......         --           --           177          4         --
----------------------------------------------------------------------------------------------------------------------
Security Large Cap Value
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  15.24   $     13.15   $    12.49   $  11.82         --
   End of period.........................................   $  15.30   $     15.24   $    13.15   $  12.49   $  11.82
Accumulation units outstanding at the end of period......      1,526         1,334          590        483         --
----------------------------------------------------------------------------------------------------------------------
Security Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...................................   $  16.16   $     16.10   $    15.67   $  14.90         --
   End of period.........................................   $  13.97   $     16.16   $    16.10   $  15.67   $  14.90
Accumulation units outstanding at the end of period......      2,065         1,882        1,808      1,458        145
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                2007   2006(2,3)           2005      2004(1)         2003
------------------------------------------------------------------------------------------------------------------------
Security Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    22.55   $    20.44   $    18.40   $    15.11           --
   End of period ......................................   $    21.85   $    22.55   $    20.44   $    18.40   $    15.11
Accumulation units outstanding at the end of period ...       12,085        9,062        4,285        1,324          789
------------------------------------------------------------------------------------------------------------------------
Security Select 25
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $     9.85   $    10.00           --           --           --
   End of period ......................................   $     8.85   $     9.85           --           --           --
Accumulation units outstanding at the end of period ...          752          438           --           --           --
------------------------------------------------------------------------------------------------------------------------
Security Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    16.67   $    16.61   $    16.22   $    14.55           --
   End of period ......................................   $    16.76   $    16.67   $    16.61   $    16.22   $    14.55
Accumulation units outstanding at the end of period ...          629          635          785          570          105
------------------------------------------------------------------------------------------------------------------------
Security Social Awareness
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................           --   $    10.98   $    10.97   $    10.97           --
   End of period ......................................           --           --   $    10.98   $    10.97   $    10.97
Accumulation units outstanding at the end of period ...           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital Appreciation
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    10.08   $    10.00           --           --           --
   End of period ......................................   $    10.09   $    10.08           --           --           --
Accumulation units outstanding at the end of period ...           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    10.11   $    10.00           --           --           --
   End of period ......................................   $    10.66   $    10.11           --           --           --
Accumulation units outstanding at the end of period ...        7,917        6,247           --           --           --
------------------------------------------------------------------------------------------------------------------------
Van Kampen Aggressive Growth
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    14.65   $    14.56   $    13.67   $    12.38           --
   End of period ......................................   $    16.55   $    14.65   $    14.56   $    13.67   $    12.38
Accumulation units outstanding at the end of period ...          302          255          207          157          108
------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    15.89   $    14.26   $    14.26   $    12.63           --
   End of period ......................................   $    14.95   $    15.89   $    14.26   $    14.26   $    12.63
Accumulation units outstanding at the end of period ...       11,739        9,297        3,974          857            3
------------------------------------------------------------------------------------------------------------------------
Van Kampen Equity and Income
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    14.01   $    12.97   $    12.54   $    11.69           --
   End of period ......................................   $    13.89   $    14.01   $    12.97   $    12.54   $    11.69
Accumulation units outstanding at the end of period ...       32,947       20,089        4,421          828          548
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                2007   2006(2,3)           2005      2004(1)         2003
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Growth
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    13.37   $    12.90   $    12.05   $    11.06           --
   End of period ......................................   $    16.37   $    13.37   $    12.90   $    12.05   $    11.06
Accumulation units outstanding at the end of period ...           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Growth and Income
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    12.44   $    11.22   $    11.89   $    11.38           --
   End of period ......................................   $    12.23   $    12.44   $    11.22   $    11.89   $    11.38
Accumulation units outstanding at the end of period ...           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    15.95   $    14.86   $    14.45   $    12.82           --
   End of period ......................................   $    16.08   $    15.95   $    14.86   $    14.45   $    12.82
Accumulation units outstanding at the end of period ...           --           --          351          313           --
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Value
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ................................   $    19.96   $    18.42   $    16.71   $    14.52           --
   End of period ......................................   $    21.12   $    19.96   $    18.42   $    16.71   $    14.52
Accumulation units outstanding at the end of period ...        2,854        2,309        1,425          444            6
------------------------------------------------------------------------------------------------------------------------

1 For the period of March 31, 2004 (date of inception) through December 31, 2004 for the Security Income Opportunity Subaccount.

2 For the period December 1, 2006 (date of inception) through December 31, 2006 for the American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic
      Allocation: Moderate, Aston/Optimum Mid Cap, Calamos(R) High Yield, Dryden Small-Cap Core Equity, Federated Bond, Fidelity(R) Advisor Real Estate, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners, PIMCO Foreign Bond (U.S. Dollar-Hedged), Royce Opportunity, Royce Value, RS Technology (formerly RS Information Age), RS Value, Security Alpha Opportunity, T. Rowe Price Capital Appreciation, and T. Rowe Price Growth Stock Subaccounts.

3 For the period January 1, 2006 through June 16, 2006 for the Security Large Cap Growth and Security Social Awareness Subaccounts. On June 16, 2006 the funds underlying these Subaccounts were reorganized into the Security Select 25 Subaccount, and Contract Value allocated to those Subaccounts on that date was transferred to the Security Select 25 Subaccount. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for those Subaccounts.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, Security Benefit converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2007, the Company had total assets of approximately $12.6 billion. Together with its affiliates, the Company has total funds under management of approximately $19.3 billion.


AEA Valuebuilder Program -- The Contract is made available under the AEA Valuebuilder Program pursuant to an agreement (the "Agreement") between the Company and Educator Benefits Corporation ("EBC"), a subsidiary of the Alabama Education Association (the "AEA"). The AEA Valuebuilder Program was established by the AEA to encourage its members to save for retirement.


      Pursuant to the Agreement, the Company and its affiliates provide retirement plan products, such as the Contract, to AEA members. Also under the terms of the Agreement, EBC provides certain services to the Company and EBC publicizes the availability of the Contract to AEA's members under the AEA Valuebuilder Program. In 2006, the Company paid a fee of approximately $37,500 per quarter to EBC and paid to the AEA an annual fee of $30,000 for conference support and $40,000 for advertising in AEA-sponsored journals.

      The Company and EBC are in the process of renegotiating the fees under the Agreement, which expired pursuant to its terms effective May 31, 2007. Since that date, the Company has continued to provide retirement plan products to AEA members and EBC has continued to provide certain services to the Company and publicize the availability of the Contract to AEA's members under the AEA Valuebuilder Program. For the period January 1, 2007 through May 31, 2007, the Company paid the EBC $94,164.07, but did not pay the AEA for conference support or for advertising in AEA-sponsored journals. Once the renegotiations are complete, the Company expects to pay fees to the EBC and the AEA for the period May 31, 2007 through December 31, 2007 that are less than those paid in 2006.

      You may wish to take into account the Agreement, the fees that have been paid, and the fees that are anticipated to be paid when considering and evaluating any communications by the AEA and EBC relating to the Contract. You should particularly note that the Agreement grants the Company an exclusive right to offer retirement and savings products, including the Contract, under the AEA Valuebuilder Program.


      Neither the AEA nor EBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the AEA or EBC.

Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of each Underlying Fund are available to the general public, outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

      Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

      Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

      12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

      Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      The Company receives a $15.00 annual fee payment per participant invested in the Dreyfus Appreciation fund.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates,, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should

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                                       23

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consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death
      Benefit;*

o     Extra Credit at 3%, 4% or 5%

o     Waiver of Withdrawal Charge

o     0-Year or 4-Year Alternate Withdrawal Charge; or

o     Waiver of Withdrawal Charge - 15 Years or Disability

o     Waiver of Withdrawal Charge - 10 Years or Disability

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

*Provides a death benefit.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Guaranteed Minimum Income Benefit -- This Rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate.

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less, any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

Annual Stepped Up Death Benefit -- This Rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;

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provided that the death benefit defined in 1 below will not be so reduced. If an
Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Guaranteed Growth Death Benefit -- This Rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7%, as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the Rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday;
(3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Annual Stepped Up and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in

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effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Enhanced Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation

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                                       26

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Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Extra Credit -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of

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Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not purchase more than one Extra Credit Rider for your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                                     Rate of Return
                    Interest Rate   (net of expenses)
                    ---------------------------------
                         3%              -5.00%
                         4%              -1.50%
                         5%               0.80%

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

Waiver of Withdrawal Charge -- This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means

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                                       28

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of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

Alternate Withdrawal Charge -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

----------------------------------------------------------
       0-Year Schedule              4-Year Schedule
----------------------------------------------------------
   Purchase                     Purchase
  Payment Age    Withdrawal    Payment Age   Withdrawal
  (in years)       Charge      (in years)      Charge
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            7%
                                    3            6%
                                    4            5%
                               5 and over        0%
----------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

Waiver of Withdrawal Charge--15 Years or Disability -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o     The Contract has been in force for 15 or more Contract Years; or

o The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

Waiver of Withdrawal Charge--10 Years or Disability -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or

o The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

Waiver of Withdrawal Charge--Hardship -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

Waiver of Withdrawal Charge--5 Years and Age 59 1/2 -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o     The Owner is age 59 1/2 or older; and

o The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

Purchase Payments -- The minimum initial Purchase Payment for the purchase of a Contract is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable

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annuity contract(s) issued by the Company for which you are an Owner and/or
Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company generally will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator

Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

Dollar Cost Averaging Option -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings

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                                       30

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only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received an Asset Reallocation/Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset Reallocation/Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "Transfers and Withdrawals from the Fixed Account."

Asset Reallocation Option -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation/ Dollar Cost Averaging request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to

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                                       31

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certain restrictions described in "Transfers and Withdrawals from the Fixed
Account."

Transfers of Contract Value -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

      The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Dreyfus General Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       32

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
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Number of
                                                                                                                  Round Trip
                                                 Subaccount                                                      Transfers(1)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus General Money Market                                                                                      Unlimited
-------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM               4
Technology, Calamos(R) Growth, Calamos(R) Growth and Income, Calamos(R) High Yield, Goldman Sachs Emerging
Markets Equity, Goldman Sachs Government Income, Lehman Brothers Core Bond, Neuberger Berman Partners,
Neuberger Berman Socially Responsive, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield, Security
Alpha Opportunity, Security Capital Preservation, Security Diversified Income, Security Equity, Security
Global, Security Income Opportunity, Security Large Cap Value, Security Mid Cap Growth, Security Mid Cap
Value, Security Select 25, Security Small Cap Growth, Van Kampen Aggressive Growth, Van Kampen Comstock,
Van Kampen Equity and Income
-------------------------------------------------------------------------------------------------------------------------------
American Century Equity Income, American Century Heritage, American Century International Growth, American            2
Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation:
Conservative, American Century Strategic Allocation: Moderate
-------------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap                                                                                                 2(2)
-------------------------------------------------------------------------------------------------------------------------------
Federated Bond                                                                                                        1
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth, Fidelity(R) Advisor Mid Cap*, Fidelity(R) Advisor Real Estate, Fidelity(R)       1(2)
Advisor Value Strategies
-------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, RS Technology, RS Value, T.               1(3)
Rowe Price Capital Appreciation, T. Rowe Price Growth Stock
-------------------------------------------------------------------------------------------------------------------------------
Royce Opportunity, Royce Value, Wells Fargo Advantage Growth, Wells Fargo Advantage Growth and Income,                1(4)
Wells Fargo Advantage Opportunity, Wells Fargo Advantage Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
Ariel Fund(R)                                                                                                         1(5)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation, Dreyfus Midcap Value, Dreyfus Premier Strategic Value                                           1(6)
-------------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap Core Equity, Jennison 20/20 Focus, Jennison Small Company**                                          1(7)
-------------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 2 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(6) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(7) Number of round trip transfers that can be made in any 60 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

* You may transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.

** You may transfer Contract Value to the Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.


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                                       33

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      In addition to the Company's own frequent transfer procedures, the
Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and, the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


      The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.


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                                       34

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      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     The amount of any outstanding Contract Debt,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.95%, and (5) the administration charge under the Contract of 0.15%.

      The minimum mortality and expense risk charge of 0.95% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subac-

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                                       35

--------------------------------------------------------------------------------

count declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

Full and Partial Withdrawals -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

      The Company requires the signature of the Owner on any request for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a

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                                       36

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request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," and "Federal Tax Matters."

Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner, Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

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                                       37

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      If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased one of the optional Riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit; Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, and any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements -- For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.


      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.


Death of the Annuitant -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a withdrawal charge) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract.

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                                       38

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      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

---------------------------------------------
 Purchase Payment Age          Withdrawal
      (in  years)                Charge
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.95%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

----------------------------------------------------
                              Annual Mortality
                              and Expense Risk
Contract Value                     Charge
----------------------------------------------------
Less than $25,000                   1.10%
$25,000 or more                     0.95%
----------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information

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                                       39

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--------------------------------------------------------------------------------

about how the Company deducts the mortality and expense risk charge.

Administration Charge -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Account Administration Charge -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.


Premium Tax Charge -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full (or partial) withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.


Loan Interest Charge -- The Company charges an effective annual interest rate on a loan that currently is an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue. You may select only one Rider that provides a death benefit.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable

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                                       40

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maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate
Withdrawal Charge Rider.

----------------------------------------------------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Annual
                                                                                                  Rate(1)     Rider Charge
----------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                                    3%           0.15%
                                                                                                     5%           0.30%
----------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                                      --           0.20%
----------------------------------------------------------------------------------------------------------------------------
                                                                                                     3%           0.10%
Guaranteed Growth Death Benefit                                                                      5%           0.20%
                                                                                                     6%           0.25%
                                                                                                     7%           0.30%
----------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                                       5%           0.25%
----------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                                               --           0.25%
----------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                                --           0.35%
----------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                                5%           0.35%
----------------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                             5%           0.40%
----------------------------------------------------------------------------------------------------------------------------
                                                                                                     3%           0.40%
Extra Credit(2)                                                                                      4%           0.55%
                                                                                                     5%           0.70%
----------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                                          --           0.05%
----------------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge                                                                        0-Year         0.70%
                                                                                                   4-Year         0.55%
----------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                                                 --           0.05%
----------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                                                 --           0.10%
----------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                                               --           0.15%
----------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                                                 --           0.20%
----------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
--------------------------------------------------------------------------------

Guarantee of Certain Charges -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

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                                       41

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Annuity Period

General -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units

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in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      Option 3 -- Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      Option 4 --

      A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      Option 5 -- Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 6 -- Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated

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Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 7 -- Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 8 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the

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Annuitant's spouse and is more than ten years younger than the Annuitant.

The Fixed Account

      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to its financial strength and claims-paying ability.

Interest -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least an annual effective rate of 3% which will accrue daily ("Guaranteed Rate"). Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

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     If permitted by your Contract, the Company may discontinue accepting
Purchase Payments or transfers into the Fixed Account at any time.

Death Benefit -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

Contract Charges -- Premium taxes and the account administration, optional Rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any Optional Rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

Transfers and Withdrawals from the Fixed Account -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.




     The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

     If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

     You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

Payments from the Fixed Account -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secon-

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dary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

     Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

Dividends -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


Loans -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you

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will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.


     When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn 3%, the minimum rate of interest guaranteed under the Fixed Account.

     Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company and currently is equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 3% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is 5.95%. Because the Contract Value maintained in the Loan Account (which will earn 3%) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less 3%. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

     Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

     In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

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     Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.


     If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.


     Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."


Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

     Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Tax Status of the Company and the Separate Account --

     General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become

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payable with respect to the income of the Separate Account and its Subaccounts.

     Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

     The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

     The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

     Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

     Section 403(b) annuities must generally be provided under a plan that meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond

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the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.


     A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to other qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

     A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.


     Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."


     Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to this Contract in most states.


     Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.


     Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

     Roth contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account, although they may be made to other accounts in the plan or program.


     Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.


     Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."


     Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.


     IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.

     Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($85,000 for a married couple filing a joint return and $53,000 for a single taxpayer in 2008).

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If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $159,000 and $169,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


     Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

     In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

     Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


     Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $101,000 to $116,000 in adjusted gross income ($159,000 to $169,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.


     Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

     Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


     If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

     An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408.

     For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.


     A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

     Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax

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equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee;
(ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

     Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations --

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

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Other Information

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

     It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.


Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.


     In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation,

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including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

Electronic Privileges -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

     Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

     The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


     Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

     SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered

--------------------------------------------------------------------------------
                                       55

--------------------------------------------------------------------------------

representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2007, 2006 and 2005, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $56,968,135, $56,800,140 and $5,524,321 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


     Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

     Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

     The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.


     Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

     The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2007 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
PlanMember Securities Corporation, Vantage Securities/Advisors, Inc., OFG Financial Services, Inc., Morgan Keegan & Company, Inc., Brecek & Young Advisors, Inc., Legend Equities Corporation, Aquarius Fund Distributors, Inc., Flexible Plan Investments, Ltd., Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., NEXT Financial Group, Inc., Great American Advisors, Inc., Geneos

--------------------------------------------------------------------------------
                                       56

--------------------------------------------------------------------------------

Wealth Management, Inc., Pension Planners Securities, Inc., GWN Securities, Inc.


     These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

     Additional Compensation Paid to Affiliated Selling Broker-Dealers. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.

Legal Matters -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Performance Information

     Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

     Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Dreyfus General Money Market Subaccount yields may also become extremely low and possibly negative.

     For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

     Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contract was not available for purchase until December 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield

--------------------------------------------------------------------------------
                                       57

--------------------------------------------------------------------------------

and total return for the Subaccounts, see the Statement of Additional
Information.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


Financial Statements -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


Table of Contents for Statement of Additional Information

     The Statement of Additional Information for the AEA Valuebuilder Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
     Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID
UNDER TAX-QUALIFIED RETIREMENT PLANS
      Section 403(b)
      Roth 403(b)

      Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       58

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Objectives for Underlying Funds

--------------------------------------------------------------------------------
There is no guarantee that the investment objectives and strategies of any Underlying Fund will be met.
--------------------------------------------------------------------------------

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus. A prospectus may be obtained by calling 1-800-888-2461.


------------------------------------------------------------------------------------------------------------------------------------
                               Share Class
Underlying Fund              (if applicable)   Investment Objective                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund             Class A       Long-term growth of capital           Invesco Aim Advisors, Inc.
                                                                                     11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1173
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       59

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Share Class
Underlying Fund              (if applicable)   Investment Objective                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                Class A       Long-term capital growth              Invesco Aim Advisors, Inc.
                                                                                     11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1174
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       60

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Share Class
Underlying Fund              (if applicable)   Investment Objective                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth             Class A       Long-term growth of capital           Invesco Aim Advisors, Inc.
Fund                                                                                 11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1175
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       61

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Share Class
Underlying Fund              (if applicable)   Investment Objective                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core                 Class A       Long-term growth of capital           Invesco Aim Advisors, Inc.
Equity Fund                                                                          11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1176
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Share Class
Underlying Fund              (if applicable)   Investment Objective                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth             Class A       Long-term growth of capital           Invesco Aim Advisors, Inc.
Fund                                                                                 11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1177
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       63

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Share Class
Underlying Fund              (if applicable)   Investment Objective                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund              Class A       Capital growth                        Invesco Aim Advisors, Inc.
                                                                                     11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1178
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
American Century                    A          To provide current income             American Century Investment Management, Inc.
Equity Income Fund                                                                   4500 Main Street
                                                                                     Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                    A          Long-term capital growth              American Century Investment Management, Inc.
Heritage Fund                                                                        4500 Main Street
                                                                                     Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                    A          Capital growth                        American Century Global
International Growth                                                                 Investment Management, Inc.
Fund                                                                                 666 3rd Ave, 23rd Floor
                                                                                     New York, NY 10017-4041
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       64

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Share Class
Underlying Fund              (if applicable)   Investment Objective                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
American Century                    A          Long-term capital growth              American Century Investment Management, Inc.
Select Fund                                                                          4500 Main Street
                                                                                     Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                    A          Long-term capital growth              American Century Investment Management, Inc.
Strategic Allocation:                                                                4500 Main Street
Aggressive                                                                           Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                    A          Current income                        American Century Investment Management, Inc.
Strategic Allocation:                                                                4500 Main Street
Conservative                                                                         Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                    A          Long-term capital growth, with        American Century Investment Management, Inc.
Strategic Allocation:                          some income                           4500 Main Street
Moderate                                                                             Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
Ariel Fund(R)                                  Long-term capital appreciation        Ariel Capital Management, LLC
                                                                                     200 East Randolph Drive, Suite 2900
                                                                                     Chicago, IL 60601-6536
------------------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid                Class N       Long-term total return through        Aston Asset Management LLC
Cap                                            capital appreciation by investing     161 N. Clark Street, 12th Floor
                                               primarily in common and preferred     Chicago, IL 60601
                                               stocks and convertible securities     (Investment Adviser)

                                                                                     Optimum Investment Advisors, LLC
                                                                                     100 South Wacker Drive, Suite 2100
                                                                                     Chicago, IL 60606
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Calamos Growth Fund              Class A       Long-term capital growth              Calamos(R) Advisors LLC.
                                                                                     2020 Calamos Court
                                                                                     Naperville, IL 60563
------------------------------------------------------------------------------------------------------------------------------------
Calamos Growth and               Class A       High long-term total return           Calamos(R) Advisors LLC.
Income Fund                                    through growth and current income     2020 Calamos Court
                                                                                     Naperville, IL 60563
------------------------------------------------------------------------------------------------------------------------------------
Calamos(R) High Yield            Class A       Highest level of current income       Calamos(R) Advisors LLC.
                                               obtainable with reasonable risk       2020 Calamos Court
                                                                                     Naperville, IL 60564
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation                           Long-term capital growth              The Dreyfus Corporation
Fund, Inc.                                                                           200 Park Avenue
                                                                                     New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus General Money            Class B       High level of current income as is    The Dreyfus Corporation
Market Fund                                    consistent with preserving capital    200 Park Avenue
                                                                                     New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Midcap Value                           To surpass the performance of the     The Dreyfus Corporation
Fund                                           Russell Midcap Value Index            200 Park Avenue
                                                                                     New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier                  Class A       Capital appreciation                  The Dreyfus Corporation
Strategic Value Fund                                                                 200 Park Avenue
                                                                                     New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap Core            Class A       Long-term capital appreciation        Quantitative Management Associates LLC
Equity                                                                               100 Mulberry Street
                                                                                     Gateway Center 2
                                                                                     Newark, NJ 07102-4056
------------------------------------------------------------------------------------------------------------------------------------
Federated Bond                   Class A       Current income consistent with        Federated Investment Management Company
                                               preservation of capital               Federated Investors Tower
                                                                                     1001 Liberty Avenue
                                                                                     Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       65

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Share Class
Underlying Fund              (if applicable)   Investment Objective                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor              Class T       Capital appreciation                  Fidelity Management & Research Company
Dividend Growth Fund                                                                 82 Devonshire Street
                                                                                     Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor              Class T       Capital appreciation                  Fidelity Management & Research Company
International Capital                                                                82 Devonshire Street
Appreciation Fund                                                                    Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Mid          Class T       Long-term growth of capital           Fidelity Management & Research Company
Cap Fund                                                                             82 Devonshire Street
                                                                                     Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Real         Class T       Above-average income and long-        Fidelity Management & Research Company
Estate Fund                                    term capital growth                   82 Devonshire Street
                                                                                     Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Value        Class T       Capital appreciation                  Fidelity Management & Research Company
Strategies Fund                                                                      82 Devonshire Street
                                                                                     Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                    Service       Long-term capital appreciation        Goldman Sachs Asset Management, LP
Emerging Markets                                                                     32 Old Slip
Equity                                                                               New York, NY 10005-3595
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                    Service       High level of current income,         Goldman Sachs Asset Management, LP
Government Income                              consistent with safety of principal   32 Old Slip
                                                                                     New York, NY 10005-3595
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH             Class S       Seeks long- term growth of capital    Janus Capital Management
Risk-Managed Core                                                                    151 Detroit Street
                                                                                     Denver, CO 80206-4805
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser                    Class S       Seeks long-term growth of capital     Janus Capital Management
International Growth                                                                 151 Detroit Street
                                                                                     Denver, CO 80206-4805
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus             Class A       Long-term growth of capital           Jennison Associates, L.L.C.
                                                                                     466 Lexington Avenue
                                                                                     New York, NY 10017
------------------------------------------------------------------------------------------------------------------------------------
Jennison Small                   Class A       Capital growth                        Jennison Associates, L.L.C.
Company                                                                              466 Lexington Avenue
                                                                                     New York, NY 10017
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Core           NB Investor     Maximize total return through a       Neuberger Berman Management Inc.
Bond                                           combination of income and capital     605 Third Avenue, 2nd Floor
                                               appreciation                          New York, NY 10158-3698
                                                                                     (Investment Adviser)

                                                                                     Lehman Brothers Asset Management LLC
                                                                                     190 S. LaSalle
                                                                                     Chicago, IL 60603
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman                Advisor        Growth of capital                     Neuberger Berman Management Inc.
Partners                                                                             605 Third Avenue, 2nd Floor
                                                                                     New York, NY 10158-3698
                                                                                     (Investment Adviser)

                                                                                     Neuberger Berman, LLC
                                                                                     605 Third Avenue, 2nd Floor
                                                                                     New York, NY 10158-3698
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       66

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Share Class
Underlying Fund              (if applicable)   Investment Objective                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman                  Trust        Long-term growth of capital by        Neuberger Berman Management Inc.
Socially Responsive                            investing primarily in securities     605 Third Avenue, 2nd Floor
                                               of companies that meet the Fund's     New York, NY 10158-3698
                                               financial criteria and social         (Investment Adviser)
                                               policy

                                                                                     Neuberger Berman, LLC
                                                                                     605 Third Avenue, 2nd Floor
                                                                                     New York, NY 10158-3698
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond               Class R       Maximum total return, consistent      Pacific Investment Management Company LLC
(U.S. Dollar-Hedged)                           with preservation of capital and      840 Newport Center Drive, Suite 100
                                               prudent investment management         Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield                 Class A       Maximum total return, consistent      Pacific Investment Management Company LLC
Fund                                           with preservation of capital and      840 Newport Center Drive, Suite 100
                                               prudent investment management         Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
Royce Opportunity                Service       Long term growth of capital           Royce & Associates, LLC
                                                                                     1414 Avenue of the Americas
                                                                                     New York, NY 10019-2570
------------------------------------------------------------------------------------------------------------------------------------
Royce Value                      Service       Long term growth of capital           Royce & Associates, LLC
                                                                                     1414 Avenue of the Americas
                                                                                     New York, NY 10019-2570
------------------------------------------------------------------------------------------------------------------------------------
RS Technology                    Class A       Long-term capital appreciation        RS Investment Management Co. LLC
(formerly RS                                                                         388 Market Street
Information Age)                                                                     San Francisco, CA 94111-5345
------------------------------------------------------------------------------------------------------------------------------------
RS Value                         Class A       Long-term capital appreciation        RS Investment Management Co. LLC
                                                                                     388 Market Street
                                                                                     San Francisco, CA 94111-5345
------------------------------------------------------------------------------------------------------------------------------------
Security Alpha                   Class A       Long-term growth of capital           Security Investors, LLC
Opportunity Fund(R)                                                                  One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     Mainstream Investment Advisers, LLC
                                                                                     101 West Spring Street, Suite 401
                                                                                     New Albany, IN 47150-3610
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Security Capital                 Class A       High level of income.                 Security Investors, LLC
Preservation Fund                                                                    One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Diversified             Class A       High level of interest income with    Security Investors, LLC
Income Fund                                    security of principal                 One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Equity Fund(R)          Class A       Long-term growth of capital           Security Investors, LLC
                                                                                     One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Global Fund             Class A       Long-term growth of capital           Security Investors, LLC
                                                                                     One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     Security Global Investors, LLC
                                                                                     Two Embarcadero Center, Suite 2350
                                                                                     San Francisco, CA 94111
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       67

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Share Class
Underlying Fund              (if applicable)   Investment Objective                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Security Income                  Class A       High level of current income          Security Investors, LLC
Opportunity Fund                                                                     One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     Four Corners Capital Management, LLC
                                                                                     515 S. Flower Street, Suite 4310
                                                                                     Los Angeles, CA 90071-2222
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Security Large Cap               Class A       Long-term growth of capital           Security Investors, LLC
Value Fund                                                                           One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap                 Class A       Capital appreciation                  Security Investors, LLC
Growth Fund                                                                          One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap Value           Class A       Long-term growth of capital           Security Investors, LLC
Fund                                                                                 One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Select 25 Fund          Class A       Long-term growth of capital           Security Investors, LLC
                                                                                     One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Small Cap               Class A       Long-term growth of capital           Security Investors, LLC
Growth Fund                                                                          One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     RS Investment Management L.P.
                                                                                     388 Market Street
                                                                                     San Francisco, CA 94111
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital            Advisor       Long-term capital appreciation by     T. Rowe Price
Appreciation                                   investing primarily in common         100 East Pratt Street
                                               stocks.                               Baltimore, MD 21202-1090
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth             Class R       Long-term capital growth and          T. Rowe Price
Stock                                          increasing dividend income            100 East Pratt Street
                                               through investing in common           Baltimore, MD 21202-1090
                                               stocks of well-established
                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Aggressive            Class A       Capital growth                        Van Kampen Asset Management
Growth Fund                                                                          522 Fifth Avenue
                                                                                     New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock              Class A       Capital growth and income             Van Kampen Asset Management
Fund                                           through investments in equity         522 Fifth Avenue
                                               securities, including common          New York, NY 10036
                                               stocks, preferred stocks and
                                               securities convertible into common
                                               and preferred stocks
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Equity and            Class A       Highest possible income consistent    Van Kampen Asset Management
Income Fund                                    with safety of principal with long    522 Fifth Avenue
                                               term growth of capital as a           New York, NY 10036
                                               secondary objective
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       68

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Share Class
Underlying Fund              (if applicable)   Investment Objective                  Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage            Advisor       Long-term capital appreciation        Wells Fargo Funds Management, LLC
Growth Fund                                                                          525 Market Street, 12th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Investment Adviser)

                                                                                     Wells Capital Management Incorporated
                                                                                     525 Market Street, 10th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage            Advisor       Total return comprised of long-       Wells Fargo Funds Management, LLC
Growth and Income Fund                         term capital appreciation and         525 Market Street, 12th Floor
                                               current income                        San Francisco, CA 94105
                                                                                     (Investment Adviser)

                                                                                     Matrix Asset Advisors, Inc.
                                                                                     747 Third Avenue
                                                                                     New York, NY 10017
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage           Advisor        Long-term capital appreciation        Wells Fargo Funds Management, LLC
Opportunity Fund                                                                     525 Market Street, 12th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Investment Adviser)

                                                                                     Wells Capital Management Incorporated
                                                                                     525 Market Street, 10th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage           Class A        Long-term capital appreciation        Wells Fargo Funds Management, LLC
Small Cap Value Fund                                                                 525 Market Street, 12th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Investment Adviser)

                                                                                     Wells Capital Management Incorporated
                                                                                     525 Market Street, 10th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       69

                                      [LOGO] SECURITY BENEFIT(SM)
                                             Security Distributors, Inc.


Prospectus                          May 1, 2008


--------------------------------------------------------------------------------
SECURITY BENEFIT ADVISOR VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                              ---------------------
                                                Important Privacy
                                                 Notice Included

                                                 See Back Cover
                                              ---------------------

6919 (R5-08)                                                         32-69190-00

--------------------------------------------------------------------------------

                    SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

                      Individual Flexible Purchase Payment
                       Deferred Variable Annuity Contract

                  Issued By:                             Mailing Address:
   Security Benefit Life Insurance Company   Security Benefit Life Insurance Company
   One Security Benefit Place                P.O. Box 750497
   Topeka, Kansas 66636-0001                 Topeka, Kansas 66675-0497
   1-800-888-2461
--------------------------------------------------------------------------------

      This Prospectus describes the Security Benefit Advisor Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o    AIM Basic Value
o    AIM Dynamics
o    AIM Large Cap Growth
o    AIM Mid Cap Core Equity
o    AIM Small Cap Growth
o    AIM Technology
o    American Century Equity Income
o    American Century Heritage
o    American Century International Growth
o    American Century Select
o    American Century Strategic Allocation: Aggressive
o    American Century Strategic Allocation: Conservative
o    American Century Strategic Allocation: Moderate
o    American  Century  Ultra(R)
o    Aston/Optimum  Mid Cap
o    Baron Asset
o    Calamos(R) Growth and Income
o    Calamos(R) High Yield
o    Dreyfus Appreciation
o    Dreyfus General Money Market
o    Dreyfus Midcap Value
o    Dreyfus Premier Strategic Value
o    Dryden Small-Cap Core Equity
o    Federated Bond
o    Fidelity(R) Advisor Dividend Growth
o    Fidelity(R) Advisor Mid Cap(1)
o    Fidelity(R) Advisor Real Estate
o    Fidelity(R) Advisor Value Strategies
o    Goldman Sachs Emerging Markets Equity
o    Goldman Sachs Government Income
o    Janus Adviser INTECH Risk-Managed Core
o    Janus Adviser International Growth
o    Jennison 20/20 Focus
o    Jennison Small Company(2)
o    Neuberger Berman Partners
o    Neuberger Berman Socially Responsive
o    Northern Institutional Global Tactical Asset Allocation
        (formerly Northern Institutional Balanced)
o    Northern Large Cap Value
o    Northern Select Equity
o    PIMCO All Asset
o    PIMCO Foreign Bond (U.S. Dollar-Hedged)
o    PIMCO Real Return
o    PIMCO Total Return
o    Royce Opportunity
o    Royce Value
o    RS Partners
o    RS Technology (formerly RS Information Age)

--------------------------------------------------------------------------------
      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      You should read this Prospectus carefully and retain it for future reference.

      Expenses for this Contract, if purchased with an Extra Credit Rider or Bonus Match Rider, may be higher than expenses for a contract without an Extra Credit Rider or Bonus Match Rider. The amount of Credit Enhancement, or Bonus Amount and applicable Additional Amounts, may be more than offset by any additional fees and charges.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2008
--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1.
--------------------------------------------------------------------------------
6919 (R5-08)                                                         32-69190-00

--------------------------------------------------------------------------------

o    RS Value
o    Rydex Sector Rotation
o    Security Alpha Opportunity
o    Security Capital Preservation
o    Security Diversified Income
o    Security Equity
o    Security Global
o    Security High Yield
o    Security Income Opportunity
o    Security Large Cap Value
o    Security Mid Cap Growth
o    Security Mid Cap Value
o    Security Select 25
o    Security Small Cap Growth
o    T. Rowe Price Capital Appreciation
o    T. Rowe Price Growth Stock
o    Van Kampen Aggressive Growth
o    Van Kampen Comstock
o    Van Kampen Equity and Income
o    Wells Fargo Advantage Growth
o    Wells Fargo Advantage Growth and Income
o    Wells Fargo Advantage Opportunity
o    Wells Fargo Advantage Small Cap Value

(1) The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount.

(2) The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Jennison Small Company Subaccount.


      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 67 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------

                                Table of Contents
                                                                           Page

DEFINITIONS ............................................................     5

SUMMARY ................................................................     6
   Purpose of the Contract .............................................     6
   The Separate Account and the Funds ..................................     6
   Fixed Account .......................................................     6
   Purchase Payments ...................................................     6
   Contract Benefits ...................................................     6
   Optional Riders .....................................................     6
   Free-Look Right .....................................................     7
   Charges and Deductions ..............................................     7
   Tax-Free Exchanges ..................................................    10
   Contacting the Company ..............................................    10

EXPENSE TABLE ..........................................................    11
   Contract Owner Transaction Expenses .................................    11
   Periodic Expenses ...................................................    11
   Optional Rider Expenses .............................................    12
   Example .............................................................    13

CONDENSED FINANCIAL INFORMATION ........................................    14

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS .....    25
   Security Benefit Life Insurance Company .............................    25
   Published Ratings ...................................................    25
   Separate Account ....................................................    25
   Underlying Funds ....................................................    25

THE CONTRACT ...........................................................    27
   General .............................................................    27
   Application for a Contract ..........................................    27
   Optional Riders .....................................................    27
   Guaranteed Minimum Income Benefit ...................................    28
   Annual Stepped Up Death Benefit .....................................    28
   Guaranteed Growth Death Benefit .....................................    29
   Combined Annual Stepped Up and Guaranteed Growth Death Benefit ......    29
   Enhanced Death Benefit ..............................................    30
   Combined Enhanced and Annual Stepped Up Death Benefit ...............    30
   Combined Enhanced and Guaranteed Growth Death Benefit ...............    30
   Combined Enhanced, Annual Stepped Up, and Guaranteed Growth
      Death Benefit ....................................................    31
   Guaranteed Minimum Withdrawal Benefit ...............................    31
   Total Protection ....................................................    32
   Extra Credit ........................................................    33
   Waiver of Withdrawal Charge .........................................    34
   Alternate Withdrawal Charge .........................................    35
   Waiver of Withdrawal Charge - 15 Years or Disability ................    35
   Waiver of Withdrawal Charge - 10 Years or Disability ................    35
   Waiver of Withdrawal Charge - Hardship ..............................    35
   Waiver of Withdrawal Charge - 5 Years and Age 59 1/2 ................    35
   Bonus Match .........................................................    36
   Purchase Payments ...................................................    37
   Allocation of Purchase Payments .....................................    38
   Dollar Cost Averaging Option ........................................    38
   Asset Reallocation Option ...........................................    39
   Transfers of Contract Value .........................................    39
   Contract Value ......................................................    43
   Determination of Contract Value .....................................    43
   Cut-Off Times .......................................................    44
   Full and Partial Withdrawals ........................................    44
   Systematic Withdrawals ..............................................    45
   Free-Look Right .....................................................    45
   Death Benefit .......................................................    46
   Distribution Requirements ...........................................    46
   Death of the Annuitant ..............................................    46

CHARGES AND DEDUCTIONS .................................................    47
   Contingent Deferred Sales Charge ....................................    47
   Mortality and Expense Risk Charge ...................................    47
   Administration Charge ...............................................    48
   Account Administration Charge .......................................    48
   Premium Tax Charge ..................................................    48
   Loan Interest Charge ................................................    48
   Other Charges .......................................................    48
   Variations in Charges ...............................................    49
   Optional Rider Charges ..............................................    49
   Teacher Retirement System of Texas - Limits on Optional Riders ......    49
   Guarantee of Certain Charges ........................................    51
   Underlying Fund Expenses ............................................    51

ANNUITY PERIOD .........................................................    51
   General .............................................................    51
   Annuity Options .....................................................    52
   Selection of an Option ..............................................    54

THE FIXED ACCOUNT ......................................................    54
   Interest ............................................................    54
   Death Benefit .......................................................    55
   Contract Charges ....................................................    55
   Transfers and Withdrawals from the Fixed Account ....................    55
   Payments from the Fixed Account .....................................    56

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                                        3

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                                                                           Page

MORE ABOUT THE CONTRACT ................................................    56
   Ownership ...........................................................    56
   Designation and Change of Beneficiary ...............................    56
   Dividends ...........................................................    56
   Payments from the Separate Account ..................................    56
   Proof of Age and Survival ...........................................    56
   Misstatements .......................................................    56
   Loans ...............................................................    56
   Restrictions on Withdrawals from Qualified Plans.....................    58
   Restrictions under the Texas Optional Retirement Program ............    58

FEDERAL TAX MATTERS ....................................................    59
   Introduction ........................................................    59
   Tax Status of the Company and the Separate Account ..................    59
   Qualified Plans .....................................................    59
   Other Tax Considerations ............................................    63

OTHER INFORMATION ......................................................    63
   Voting of Underlying Fund Shares ....................................    63
   Substitution of Investments .........................................    63
   Changes to Comply with Law and Amendments ...........................    64
   Reports to Owners ...................................................    64
   Electronic Privileges ...............................................    64
   State Variations ....................................................    65
   Legal Proceedings ...................................................    65
   Sale of the Contract ................................................    65
   Legal Matters .......................................................    66

PERFORMANCE INFORMATION ................................................    67

ADDITIONAL INFORMATION .................................................    67
   Registration Statement ..............................................    67
   Financial Statements ................................................    67

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION ..............    67

OBJECTIVES FOR UNDERLYING FUNDS ........................................    69

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


--------------------------------------------------------------------------------
You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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                                        4

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Definitions

      Various terms commonly used in this Prospectus are defined as follows:

      Accumulation Unit -- A unit of measure used to calculate Contract Value.

      Additional Amount -- An amount the Company may add to Contract Value under the Bonus Match Rider.

      Administrative Office -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      Annuitant -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      Annuity Period -- The period beginning on the Annuity Start Date during which annuity payments are made.

      Annuity Start Date -- The date when annuity payments begin as elected by the Owner.

      Annuity Unit -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      Automatic Investment Program -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      Bonus Amount -- An amount added to Contract Value during the Bonus Amount Period under the Bonus Match Rider. The Company applies the Bonus Amount to the first $10,000 in Purchase Payments in any Contract Year that are made under a salary reduction agreement in connection with a retirement plan qualified under
Section 403(b) of the Internal Revenue Code.

      Contract Date -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      Contract Debt -- The unpaid loan balance including loan interest.

      Contract Value -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      Contract Year -- Each twelve-month period measured from the Contract Date.

      Credit Enhancement -- An amount added to Contract Value under the Extra Credit Rider.

      Designated Beneficiary -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      Fixed Account -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."

      General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      Guaranteed Rate -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      Owner -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      Participant -- A Participant under a Qualified Plan.

      Purchase Payment -- An amount paid to the Company as consideration for the Contract.

      Separate Account -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to

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                                        5

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Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

Purpose of the Contract -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.


      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


The Separate Account and the Funds -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account."

      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.


      The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007, the Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004, and the Fidelity(R) Advisor International Capital Appreciation Subaccount is no longer available under the Contract. Owners may not allocate Purchase Payments or transfer Contract Value to the Fidelity(R) Advisor International Capital Appreciation Subaccount after December 31, 2004.


Fixed Account -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."

Purchase Payments -- Your initial Purchase Payment must be at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."

Contract Benefits -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.55% (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

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                                        6

--------------------------------------------------------------------------------

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge

o     Waiver of Withdrawal Charge - 15  Years or Disability;

o     Waiver of Withdrawal Charge - 10 Years or Disability;

o     Waiver of Withdrawal Charge - Hardship;

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2;

o     Bonus Match.

* Provides a death benefit.

Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Amounts. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Amounts from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Amounts during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

Charges and Deductions -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, Bonus Amounts, and Additional Amounts, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, Bonus Amounts, and Additional Amounts that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts.

      Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain "age," depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is "age one" in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

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                                        7

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              --------------------------------------------
              Purchase Payment, Bonus
               Amount, or Additional           Withdrawal
               Amount Age (in years)             Charge
              --------------------------------------------
                             1                     7%
                             2                     7%*
                             3                     6%
                             4                     5%
                             5                     4%
                             6                     3%
                             7                     2%
                         8 and over                0%
              --------------------------------------------
              * If you are a Participant in the Texas
                Optional Retirement Program, we will
                instead assess a withdrawal charge of
                6.75% in year 2.
              --------------------------------------------


      The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

              ---------------------------------------------------
                                            Annual Mortality and
              Contract Value                Expense Risk Charge
              ---------------------------------------------------
              Less than $25,000                     0.90%
              $25,000 or more                       0.75%
              ---------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See "Mortality and Expense Risk Charge."

      Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner, except the Bonus Match Rider, which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date, and the charge for the Bonus Match Rider will terminate upon termination of the rider.

      The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary, and the Bonus Match Rider, which is also available at any time after Contract issue. You may not terminate a rider (except the Bonus Match Rider) after issue unless otherwise stated. The amount of each rider charge (other than the charge for the Bonus Match Rider) is equal to a percentage, on an annual basis, of your Contract Value. A rider may not be available in all states. You may not select riders with total charges that exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider. Each rider and its charge are listed below. See "Optional Rider Charges."

      Teacher Retirement System of Texas - Limits on Optional Riders. If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select Riders with a total charge that exceeds 0.25% of Contract Value and only the following riders are available for purchase:

o     Annual Stepped Up Death Benefit

o     Enhanced Death Benefit

o     Guaranteed Growth Death Benefit at 3%

o     Guaranteed Growth Death Benefit at 5%

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit

o     Guaranteed Minimum Income Benefit at 3%

o     Waiver of Withdrawal Charge

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

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                                        8

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------

                                                                                              Annual
                                                                                Rate(1)    Rider Charge
-------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                  3%          0.15%
                                                                                   5%(5)       0.30%
-------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                   --           0.20%
-------------------------------------------------------------------------------------------------------
                                                                                   3%          0.10%
                                                                                   5%          0.20%
Guaranteed Growth Death Benefit                                                    6%(2)       0.25%
                                                                                   7%(2)       0.30%
-------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                     5%          0.25%
-------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                            --           0.25%
-------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                             --           0.35%
-------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                              5%          0.35%
-------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit           5%          0.40%
-------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                             --           0.45%(3)
-------------------------------------------------------------------------------------------------------
Total Protection                                                                  --           0.85%(4)
-------------------------------------------------------------------------------------------------------
                                                                                   3%          0.40%
Extra Credit(5)                                                                    4%          0.55%
                                                                                   5%          0.70%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                       --           0.05%
-------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                                  0-Year         0.70%
                                                                                4-Year         0.55%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                              --           0.05%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                              --           0.10%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                            --           0.15%
-------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                              --           0.20%
-------------------------------------------------------------------------------------------------------
Bonus Match                                                                       --        $    25(7)
-------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(7) The Company will deduct a charge of $25 on each anniversary of the rider's date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.
--------------------------------------------------------------------------------


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                                        9

--------------------------------------------------------------------------------

      Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."


      Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."


      Loan Interest Charge. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the amount of any applicable rider charges.

      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."


Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


Contacting the Company -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

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                                       10

--------------------------------------------------------------------------------
Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

--------------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                                    None
--------------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)         7%(1)
--------------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                        None
--------------------------------------------------------------------------------------------------------------
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------------------------------------
   Account Administration Charge                                                                   $    30(2)
--------------------------------------------------------------------------------------------------------------
   Net Loan Interest Charge(3)                                                                        2.75%
--------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
--------------------------------------------------------------------------------------------------------------
      Annual Mortality and Expense Risk Charge                                                        0.90%(4)
--------------------------------------------------------------------------------------------------------------
      Annual Administration Charge                                                                    0.15%
--------------------------------------------------------------------------------------------------------------
      Maximum Annual Charge for Optional Riders                                                       1.55%(5)
--------------------------------------------------------------------------------------------------------------
      Total Separate Account Annual Expenses                                                          2.60%
--------------------------------------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to
      (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost equals the difference between the amount of interest the Company charges you for a loan (the Guaranteed Rate plus 2.75% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.75%, plus the amount of any applicable rider charges.

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.90%; $25,000 or more - 0.75%. Any mortality and expense risk charge above the minimum charge of 0.75% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total charges that exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------

                                                                                                  Interest       Annual
                                                                                                   Rate(1)    Rider Charge
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                                              3%          0.15%
                                                                                                     5%          0.30%
--------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                               --           0.20%
--------------------------------------------------------------------------------------------------------------------------
                                                                                                     3%          0.10%
                                                                                                     5%          0.20%
Guaranteed Growth Death Benefit Rider                                                                6%(2)       0.25%
                                                                                                     7%(2)       0.30%
--------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                                                            5%          0.25%
--------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                                        --           0.25%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider                     --           0.35%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider                      5%          0.35%
--------------------------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed
Growth Death Benefit Rider                                                                           5%          0.40%
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                                         --           0.45%(3)
--------------------------------------------------------------------------------------------------------------------------
Total Protection Rider                                                                              --           0.85%(3)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                     3%          0.40%
Extra Credit Rider(4)                                                                                4%          0.55%
                                                                                                     5%          0.70%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                                   --           0.05%
--------------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider(5)                                                               0-Year        0.70%
                                                                                                   4-Year        0.55%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability                                           --           0.05%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability                                           --           0.10%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                                                         --           0.15%
--------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2                                           --           0.20%
--------------------------------------------------------------------------------------------------------------------------
Bonus Match Rider                                                                                   --         $   25(6)
--------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(5) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(6) The Company will deduct a charge of $25 on each anniversary of the rider's date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


-------------------------------------------------------------
                                            Minimum   Maximum
-------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                      0.76%(2)    2.68%
-------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

(2) The actual minimum and maximum Total Annual Underlying Fund Operating Expenses for the period ended December 31, 2007 after taking into account any contractual expense waivers and/or reimbursements were 0.76% and 2.48% respectively.

--------------------------------------------------------------------------------


Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------
                                 1        3        5       10
                               Year     Years    Years    Years
---------------------------------------------------------------
If you surrender your         $1,168   $2,146   $3,029   $5,297
Contract at the end of
the applicable time period
---------------------------------------------------------------
If you do not surrender          539    1,612    2,675    5,297
or you annuitize your
Contract
---------------------------------------------------------------


--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

Condensed Financial Information

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.


---------------------------------------------------------------------------------------------------------------
                                                  2007      2006(3,4)     2005      2004(2)    2003     2002(1)
---------------------------------------------------------------------------------------------------------------
AIM Basic Value
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.41   $      9.56   $  9.42   $   8.83   $  6.87   $  7.08
   End of period...........................     $  10.12   $     10.41   $  9.56   $   9.42   $  8.83   $  6.87
Accumulation units outstanding
at the end of period.......................       35,213        31,428    22,702     18,419     7,340       711
---------------------------------------------------------------------------------------------------------------
AIM Dynamics
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $   8.53   $      7.62   $  7.18   $   6.69   $  5.04   $  4.86
   End of period...........................     $   9.22   $      8.53   $  7.62   $   7.18   $  6.69   $  5.04
Accumulation units outstanding
at the end of period.......................       16,305        10,386     4,454      4,130     5,424       265
---------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $   7.33   $      7.12   $  7.18   $   7.16   $  5.94   $  6.08
   End of period...........................     $   8.15   $      7.33   $  7.12   $   7.18   $  7.16   $  5.94
Accumulation units outstanding
at the end of period.......................       78,970        74,472    49,493     36,104    11,028       247
---------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  11.92   $     11.16   $ 10.80   $   9.87        --        --
   End of period...........................     $  12.60   $     11.92   $ 11.16   $  10.80   $  9.87        --
Accumulation units outstanding
at the end of period.......................       58,907        96,433    98,386     81,683    59,018        --
---------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.06   $      9.15   $  8.79   $   8.55        --        --
   End of period...........................     $  10.78   $     10.06   $  9.15   $   8.79   $  8.55        --
Accumulation units outstanding
at the end of period.......................       60,162        56,603    44,154     31,422     7,945        --
---------------------------------------------------------------------------------------------------------------
AIM Technology
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $   5.02   $      4.74   $  4.85   $   4.89        --        --
   End of period...........................     $   5.18   $      5.02   $  4.74   $   4.85   $  4.89        --
Accumulation units outstanding
at the end of period.......................       86,262        80,330    58,015     25,559    12,296        --
---------------------------------------------------------------------------------------------------------------
American Century Equity Income
---------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  13.77   $     12.00   $ 12.21   $  11.31   $  9.49   $  9.28
   End of period...........................     $  13.43   $     13.77   $ 12.00   $  12.21   $ 11.31   $  9.49
Accumulation units outstanding
at the end of period.......................      108,071        86,777    72,862     29,286    13,942     1,063
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                   2007     2006(3,4)    2005     2004(2)    2003     2002(1)
-------------------------------------------------------------------------------------------------------------
American Century Heritage
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.70   $      9.52  $   8.12  $  7.90        --        --
   End of period...........................     $  14.95   $     10.70  $   9.52  $  8.12   $  7.90        --
Accumulation units outstanding
at the end of period.......................       36,446        18,965    16,848    5,602     2,900        --
-------------------------------------------------------------------------------------------------------------
American Century International Growth
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.93   $      9.11  $   8.38  $  7.57        --        --
   End of period...........................     $  12.28   $     10.93  $   9.11  $  8.38   $  7.57        --
Accumulation units outstanding
at the end of period.......................      118,433       115,933    76,879   26,679    10,435        --
-------------------------------------------------------------------------------------------------------------
American Century Select
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $   7.16   $      7.60  $   7.85  $  7.62   $  6.37   $  6.42
   End of period...........................     $   8.35   $      7.16  $   7.60  $  7.85   $  7.62   $  6.37
Accumulation units outstanding
at the end of period.......................       60,269       125,349   109,953   86,670    73,396       209
-------------------------------------------------------------------------------------------------------------
American Century Strategic
Allocation: Aggressive
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.10   $     10.00        --       --        --        --
   End of period...........................     $  11.13   $     10.10        --       --        --        --
Accumulation units outstanding
at the end of period.......................       34,208            99        --       --        --        --
-------------------------------------------------------------------------------------------------------------
American Century Strategic
Allocation: Conservative
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.02   $     10.00        --       --        --        --
   End of period...........................     $  10.34   $     10.02        --       --        --        --
Accumulation units outstanding
at the end of period.......................       12,667            --        --       --        --        --
-------------------------------------------------------------------------------------------------------------
American Century Strategic
Allocation: Moderate
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.08   $     10.00        --       --        --        --
   End of period...........................     $  10.75   $     10.08        --       --        --        --
Accumulation units outstanding
at the end of period.......................          397            --        --       --        --        --
-------------------------------------------------------------------------------------------------------------
American Century Ultra(R)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.62   $     11.45  $  11.68  $ 11.01        --        --
   End of period...........................     $  12.41   $     10.62  $  11.45  $ 11.68   $ 11.01        --
Accumulation units outstanding
at the end of period.......................       16,290        17,253    11,623    3,827       283        --
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                               2007      2006(3,4)      2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $  10.21   $      10.00        --        --       --        --
   End of period..........................   $  11.08   $      10.21        --        --       --        --
Accumulation units outstanding
at the end of period......................     50,601             --        --        --       --        --
------------------------------------------------------------------------------------------------------------
Baron Asset
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $  10.03   $      10.00        --        --       --        --
   End of period..........................   $  10.63   $      10.03        --        --       --        --
Accumulation units outstanding
at the end of period......................     13,714            325        --        --       --        --
------------------------------------------------------------------------------------------------------------
Calamos Growth and Income
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $  10.01   $      10.00        --        --       --        --
   End of period..........................   $  10.54   $      10.01        --        --       --        --
Accumulation units outstanding
at the end of period......................      3,162          5,382        --        --       --        --
------------------------------------------------------------------------------------------------------------
Calamos High Yield
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $  10.03   $      10.00        --        --       --        --
   End of period..........................   $  10.04   $      10.03        --        --       --        --
Accumulation units outstanding
at the end of period......................      2,802             --        --        --       --        --
------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $   9.48   $       8.48  $   8.47  $   8.34  $  7.20   $  7.38
   End of period..........................   $   9.71   $       9.48  $   8.48  $   8.47  $  8.34   $  7.20
Accumulation units outstanding
at the end of period......................    266,314        225,480   189,162   149,939   84,198       185
------------------------------------------------------------------------------------------------------------
Dreyfus General Money Market
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $   8.86   $       8.85  $   8.99  $   9.31  $  9.66   $  9.76
   End of period..........................   $   8.89   $       8.86  $   8.85  $   8.99  $  9.31   $  9.66
Accumulation units outstanding
at the end of period......................    131,797         71,401    60,374    52,667   14,420       119
------------------------------------------------------------------------------------------------------------
Dreyfus Midcap Value
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $  11.44   $      10.77  $  10.36  $   9.17  $  6.05   $  5.92
   End of period..........................   $  11.60   $      11.44  $  10.77  $  10.36  $  9.17   $  6.05
Accumulation units outstanding
at the end of period......................     38,170         30,471    22,053    10,376    3,357       190
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                               2007       2006(3,4)      2005    2004(2)   2003     2002(1)
------------------------------------------------------------------------------------------------------------
Dreyfus Premier Strategic Value
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $  12.93   $      11.21   $ 10.76   $  9.52       --        --
   End of period..........................   $  13.16   $      12.93   $ 11.21   $ 10.76  $  9.52        --
Accumulation units outstanding
at the end of period......................    110,401         45,524    27,089    12,600    3,656        --
------------------------------------------------------------------------------------------------------------
Dryden Small-Cap Core Equity
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $  10.00   $      10.00        --        --       --        --
   End of period..........................   $   9.34   $      10.00        --        --       --        --
Accumulation units outstanding
at the end of period......................         45             --        --        --       --        --
------------------------------------------------------------------------------------------------------------
Federated Bond
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $   9.91   $      10.00        --        --       --        --
   End of period..........................   $  10.01   $       9.91        --        --       --        --
Accumulation units outstanding
at the end of period......................     11,358          6,580        --        --       --        --
------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $   9.26   $       8.44   $  8.52   $  8.42       --        --
   End of period..........................   $   8.93   $       9.26   $  8.44   $  8.52  $  8.42        --
Accumulation units outstanding
at the end of period......................     47,645         46,600    35,208    25,374    9,987        --
------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor International
Capital Appreciation
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $  13.20   $      11.99   $ 11.00   $ 10.38  $  7.66   $  8.03
   End of period..........................   $  13.25   $      13.20   $ 11.99   $ 11.00  $ 10.38   $  7.66
Accumulation units outstanding
at the end of period......................     27,460         59,175    64,197    71,828   62,572       151
------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Mid Cap
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $  12.45   $      11.45   $ 11.00   $  9.87       --        --
   End of period..........................   $  13.11   $      12.45   $ 11.45   $ 11.00  $  9.87        --
Accumulation units outstanding
at the end of period......................     25,261         21,368    20,691    16,206    7,252        --
------------------------------------------------------------------------------------------------------------
Fidelity Advisor Real Estate
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....................   $  21.99   $      16.86   $ 15.12   $ 11.81       --        --
   End of period..........................   $  17.31   $      21.99   $ 16.86   $ 15.12  $ 11.81        --
Accumulation units outstanding
at the end of period......................     29,403         30,062    17,231     8,756      557        --
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                2007     2006(3,4)      2005     2004(2)    2003     2002(1)
-------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Value Strategies
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $ 12.84   $      11.54   $ 11.74   $ 10.68        --        --
   End of period...........................   $ 12.97   $      12.84   $ 11.54   $ 11.74   $ 10.68        --
Accumulation units outstanding
at the end of period.......................    58,078         54,355    45,222    26,417    11,170        --
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $ 10.45   $      10.00        --        --        --        --
   End of period...........................   $ 12.84   $      10.45        --        --        --        --
Accumulation units outstanding
at the end of period.......................     8,712          1,079        --        --        --        --
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Government Income
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $  9.91   $      10.00        --        --        --        --
   End of period...........................   $ 10.18   $       9.91        --        --        --        --
Accumulation units outstanding
at the end of period.......................    32,340         15,610        --        --        --        --
-------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $ 10.08   $      10.00        --        --        --        --
   End of period...........................   $ 10.30   $      10.08        --        --        --        --
Accumulation units outstanding
at the end of period.......................     1,433            212        --        --        --        --
-------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $ 10.28   $      10.00        --        --        --        --
   End of period...........................   $ 12.47   $      10.28        --        --        --        --
Accumulation units outstanding
at the end of period.......................    94,946            781        --        --        --        --
-------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $ 10.03   $      10.00        --        --        --        --
   End of period...........................   $ 10.61   $      10.03        --        --        --        --
Accumulation units outstanding
at the end of period.......................     7,764             --        --        --        --        --
-------------------------------------------------------------------------------------------------------------
Jennison Small Company
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $  9.90   $      10.00        --        --        --        --
   End of period...........................   $ 10.43   $       9.90        --        --        --        --
Accumulation units outstanding
at the end of period.......................     7,345         13,421        --        --        --        --
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                2007      2006(3,4)     2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $  9.99   $      10.00        --        --       --        --
   End of period...........................   $ 10.54   $       9.99        --        --       --        --
Accumulation units outstanding
at the end of period.......................     1,547             --        --        --       --        --
------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially Responsive
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $ 10.51   $      10.00        --        --       --        --
   End of period...........................   $ 10.84   $      10.51        --        --       --        --
Accumulation units outstanding
at the end of period.......................     3,893          2,407        --        --       --        --
------------------------------------------------------------------------------------------------------------
Northern Institutional Global Tactical
Asset Allocation (formerly Northern
Institutional Balanced)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $ 11.32   $      10.94   $ 10.88   $ 10.72       --        --
   End of period...........................   $ 11.36   $      11.32   $ 10.94   $ 10.88   $10.72        --
Accumulation units outstanding
at the end of period.......................     9,456          6,904     5,547     3,846      105        --
------------------------------------------------------------------------------------------------------------
Northern Large Cap Value
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $ 14.16   $      12.34   $ 12.42   $ 11.65       --        --
   End of period...........................   $ 13.12   $      14.16   $ 12.34   $ 12.42   $11.65        --
Accumulation units outstanding
at the end of period.......................    16,579         16,307    11,163     5,926       37        --
------------------------------------------------------------------------------------------------------------
Northern Select Equity
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $ 11.40   $      10.97   $ 10.98   $ 10.95       --        --
   End of period...........................   $ 12.93   $      11.40   $ 10.97   $ 10.98   $10.95        --
Accumulation units outstanding
at the end of period.......................     6,157          4,087     4,553       294      169        --
------------------------------------------------------------------------------------------------------------
PIMCO All Asset
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $  9.83   $      10.00        --        --       --        --
   End of period...........................   $ 10.17   $       9.83        --        --       --        --
Accumulation units outstanding
at the end of period.......................       335             --        --        --       --        --
------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond (U.S. Dollar-Hedged)
------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $  9.89   $      10.00        --        --       --        --
   End of period...........................   $  9.82   $       9.89        --        --       --        --
Accumulation units outstanding
at the end of period.......................     4,030          4,243        --        --       --        --
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                2007       2006(3,4)     2005     2004(2)    2003   2002(1)
-------------------------------------------------------------------------------------------------------------
PIMCO Real Return
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $   9.66   $      10.08  $  10.29   $  9.87       --        --
   End of period...........................   $  10.29   $       9.66  $  10.08   $ 10.29   $ 9.87        --
Accumulation units outstanding
at the end of period.......................    142,940        140,952   127,351    26,708      965        --
-------------------------------------------------------------------------------------------------------------
PIMCO Total Return
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $   9.56   $       9.62  $   9.80   $  9.76       --        --
   End of period...........................   $   9.95   $       9.56  $   9.62   $  9.80   $ 9.76        --
Accumulation units outstanding
at the end of period.......................     96,431         65,976    42,523    19,758      602        --
-------------------------------------------------------------------------------------------------------------
Royce Opportunity
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $  10.08   $      10.00        --        --       --        --
   End of period...........................   $   9.47   $      10.08        --        --       --        --
Accumulation units outstanding
at the end of period.......................      5,997            729        --        --       --        --
-------------------------------------------------------------------------------------------------------------
Royce Value
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $   9.90   $      10.00        --        --       --        --
   End of period...........................   $   9.88   $       9.90        --        --       --        --
Accumulation units outstanding
at the end of period.......................     12,314             --        --        --       --        --
-------------------------------------------------------------------------------------------------------------
RS Partners
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $  18.60   $      17.39  $  16.15   $ 12.74       --        --
   End of period...........................   $  17.21   $      18.60  $  17.39   $ 16.15   $12.74        --
Accumulation units outstanding
at the end of period.......................     82,691         81,393    68,570    40,435    1,087        --
-------------------------------------------------------------------------------------------------------------
RS Technology (formerly RS Information Age)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $   9.98   $      10.00        --        --       --        --
   End of period...........................   $  11.74   $       9.98        --        --       --        --
Accumulation units outstanding
at the end of period.......................        956            --         --        --       --        --
-------------------------------------------------------------------------------------------------------------
RS Value
-------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................   $  10.12   $      10.00        --        --       --        --
   End of period...........................   $  10.10   $      10.12        --        --       --        --
Accumulation units outstanding
at the end of period.......................      6,756            139        --        --       --        --
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  2007        2006(3,4)           2005         2004(2)       2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Sector Rotation
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  14.28      $  13.34          $  12.15      $  11.45           --           --
   End of period...........................     $  16.73      $  14.28          $  13.34      $  12.15      $ 11.45           --
Accumulation units outstanding
at the end of period.......................       62,937        55,493            38,738         4,039          115           --
------------------------------------------------------------------------------------------------------------------------------------
Security Alpha Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  13.93      $  12.89          $  12.50      $  11.57           --           --
   End of period...........................     $  15.83      $  13.93          $  12.89      $  12.50      $ 11.57           --
Accumulation units outstanding
at the end of period.......................       38,594        24,929            18,211         9,287           42           --
------------------------------------------------------------------------------------------------------------------------------------
Security Capital Preservation
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.16      $  10.14          $  10.34      $  10.13      $ 10.18      $ 10.18
   End of period...........................     $   9.79      $  10.16          $  10.14      $  10.34      $ 10.13      $ 10.18
Accumulation units outstanding
at the end of period.......................      103,167       103,376           117,059       113,336       66,733        2,012
------------------------------------------------------------------------------------------------------------------------------------
Security Diversified Income
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.24      $  10.27          $  10.52      $  10.58      $ 10.71      $ 10.62
   End of period...........................     $  10.08      $  10.24          $  10.27      $  10.52      $ 10.58      $ 10.71
Accumulation units outstanding
at the end of period.......................       26,267        31,577            47,422        39,926       41,660           81
------------------------------------------------------------------------------------------------------------------------------------
Security Equity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $   8.54      $   7.93          $   7.94      $   7.69           --           --
   End of period...........................     $   7.79      $   8.54          $   7.93      $   7.94      $  7.69           --
Accumulation units outstanding
at the end of period.......................        8,153         7,391             5,454         4,501        1,491           --
------------------------------------------------------------------------------------------------------------------------------------
Security Global
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  12.35      $  11.01          $  10.13      $   8.93      $  6.56      $  6.91
   End of period...........................     $  13.21      $  12.35          $  11.01      $  10.13      $  8.93      $  6.56
Accumulation units outstanding
at the end of period.......................      163,241       161,225           127,016        82,366       67,706          176
------------------------------------------------------------------------------------------------------------------------------------
Security High Yield
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  11.76      $  11.09          $  11.16      $  10.46           --           --
   End of period...........................     $  11.52      $  11.76          $  11.09      $  11.16      $ 10.46           --
Accumulation units outstanding
at the end of period.......................       40,194        31,311            17,880         6,915          615           --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  2007        2006(3,4)           2005         2004(2)       2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
Security Income Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.30      $  10.10          $  10.05      $  10.00           --           --
   End of period...........................     $  10.02      $  10.30          $  10.10      $  10.05           --           --
Accumulation units outstanding
at the end of period.......................       24,369        24,034            15,287         1,637           --           --
------------------------------------------------------------------------------------------------------------------------------------
Security Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................           --      $   7.16          $   7.28      $   7.37           --           --
   End of period...........................           --            --          $   7.16      $   7.28      $  7.37           --
Accumulation units outstanding
at the end of period.......................           --            --            16,600        12,423        2,723           --
------------------------------------------------------------------------------------------------------------------------------------
Security Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.82      $   9.31          $   8.83      $   8.34      $  6.82      $  7.01
   End of period...........................     $  10.88      $  10.82          $   9.31      $   8.83      $  8.34      $  6.82
Accumulation units outstanding
at the end of period.......................       39,124        61,182            16,387         5,811        2,351           58
------------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.25      $  10.19          $   9.90      $   9.39           --           --
   End of period...........................     $   8.88      $  10.25          $  10.19      $   9.90      $  9.39           --
Accumulation units outstanding
at the end of period.......................       61,791        59,809            45,518        25,683        8,214           --
------------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  17.71      $  16.02          $  14.39      $  11.80      $  8.08      $  8.14
   End of period...........................     $  17.20      $  17.71          $  16.02      $  14.39      $ 11.80      $  8.08
Accumulation units outstanding
at the end of period.......................      175,670       163,991           146,052       109,248       67,622        1,419
------------------------------------------------------------------------------------------------------------------------------------
Security Select 25
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $   9.87      $  10.00                --            --           --           --
   End of period...........................     $   8.88      $   9.87                --            --           --           --
Accumulation units outstanding
at the end of period.......................       21,383        19,156                --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Security Social Awareness
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................           --      $   7.99          $   7.97      $   7.96      $  6.76      $  6.78
   End of period...........................           --            --          $   7.99      $   7.97      $  7.96      $  6.76
Accumulation units outstanding
at the end of period.......................           --            --             4,388         2,017          762          118
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  2007       2006(3,4)           2005          2004(2)       2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
Security Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.41      $  10.36          $  10.09      $   9.03      $  6.06      $  5.99
   End of period...........................     $  10.49      $  10.41          $  10.36      $  10.09      $  9.03      $  6.06
Accumulation units outstanding
at the end of period.......................       18,114        19,024            12,285         4,363        3,120          250
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital Appreciation
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.09      $  10.00                --            --           --           --
   End of period...........................     $  10.11      $  10.09                --            --           --           --
Accumulation units outstanding
at the end of period.......................        8,335           281                --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.11      $  10.00                --            --           --           --
   End of period...........................     $  10.68      $  10.11                --            --           --           --
Accumulation units outstanding
at the end of period.......................       56,336        14,530                --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $   7.77      $   7.71          $   7.23      $   6.53           --           --
   End of period...........................     $   8.80      $   7.77          $   7.71      $   7.23      $  6.53           --
Accumulation units outstanding
at the end of period.......................       14,044        14,618            11,031         5,104        2,550           --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  11.06      $   9.90          $   9.88      $   8.74      $  6.94      $  6.83
   End of period...........................     $  10.43      $  11.06          $   9.90      $   9.88      $  8.74      $  6.94
Accumulation units outstanding
at the end of period.......................      276,143       294,804           242,756       156,796       87,488          166
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Equity and Income
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  12.04      $  11.12          $  10.72      $   9.98      $  8.49      $  8.51
   End of period...........................     $  11.95      $  12.04          $  11.12      $  10.72      $  9.98      $  8.49
Accumulation units outstanding
at the end of period.......................      172,895       152,412            96,696        52,306       16,063          640
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $   7.42      $   7.14          $   6.66      $   6.10           --           --
   End of period...........................     $   9.10      $   7.42          $   7.14      $   6.66      $  6.10           --
Accumulation units outstanding
at the end of period.......................       23,223        12,735             7,657         3,543        2,683           --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  2007        2006(3,4)           2005         2004(2)       2003        2002(1)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $   8.57      $   7.71          $   8.15      $   7.79           --           --
   End of period...........................     $   8.44      $   8.57          $   7.71      $   8.15      $  7.79           --
Accumulation units outstanding
at the end of period.......................        7,123         6,079             5,562         7,157        5,029           --
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  10.50      $   9.76          $   9.47      $   8.39      $  6.35      $  6.35
   End of period...........................     $  10.60      $  10.50          $   9.76      $   9.47      $  8.39      $  6.35
Accumulation units outstanding
at the end of period.......................        7,552         6,483             5,236         4,506        3,347          237
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................     $  17.21      $  15.85          $  14.35      $  12.45      $  8.72      $  8.73
   End of period...........................     $  18.25      $  17.21          $  15.85      $  14.35      $ 12.45      $  8.72
Accumulation units outstanding
at the end of period.......................       74,412        74,042            67,149        52,532       54,273          137
------------------------------------------------------------------------------------------------------------------------------------

(1) For the period of September 3, 2002 (date of inception) through December 31, 2002.

(2) For the period of April 1, 2004 (date of inception) through December 31, 2004 for the Security Income Opportunity Subaccount.

(3) For the period of December 1, 2006 (date of inception) through December 31, 2006 for the American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, Aston/Optimum Mid Cap, Baron Asset, Calamos(R) Growth and Income, Calamos(R) High Yield, Dryden Small-Cap Core Equity, Federated Bond, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners, PIMCO All Asset, PIMCO Foreign Bond (U.S. Dollar-Hedged), Royce Opportunity, Royce Value, RS Technology (formerly RS Information Age), RS Value, T. Rowe Price Capital Appreciation, and T. Rowe Price Growth Stock Subaccounts.

(4) For the period of time from January 1, 2006 through June 16, 2006 for the Security Large Cap Growth and Security Social Awareness Subaccounts. On June 16, 2006, the funds underlying these Subaccounts were reorganized into the Security Select 25 Subaccount, and Contract Value allocated to these Subaccounts on that date was transferred to the Security Select 25 Subaccount. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for those Subaccounts.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2007, the Company had total assets of approximately $12.6 billion. Together with its affiliates, the Company has total funds under management of approximately $19.3 billion.


Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------

have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

      Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

      Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

      12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

      Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive administrative payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      The Company receives a $15.00 annual fee payment per participant invested in the Dreyfus Appreciation fund.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to

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                                       26

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a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.55% (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

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                                       27

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o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge;

o     0-Year or 4-Year Alternate Withdrawal Charge; or

o     Waiver of Withdrawal Charge - 15 Years or Disability;

o     Waiver of Withdrawal Charge - 10 Years or Disability;

o     Waiver of Withdrawal Charge - Hardship;

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2;

o     Bonus Match.

* Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary, and the Bonus Match Rider, which is also available at any time after Contract issue. You cannot change or cancel the rider(s) that you select after they are issued, except you may cancel the Bonus Match Rider. A rider may not be available in all states. See the detailed description of each rider below.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Guaranteed Minimum Income Benefit -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments (which do not include any Bonus Amounts and/or Additional Amounts paid under the Bonus Match Rider) and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate.

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

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                                       28

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o     An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements (but not including any Bonus Amounts or Additional Amounts), net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Annual Stepped Up and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

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                                       29

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      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Enhanced Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding

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                                       30

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--------------------------------------------------------------------------------

the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Guaranteed Minimum Withdrawal Benefit -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

--------------------------------------------------------------------------------
                       Annual
                 Withdrawal Amount*   Benefit Amount*
--------------------------------------------------------------------------------
                         5%                130%
                         6%                110%
                         7%                100%
--------------------------------------------------------------------------------

      * A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
--------------------------------------------------------------------------------

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract

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                                       31

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--------------------------------------------------------------------------------

Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

Total Protection -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

      Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Dreyfus General Money Market Account Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

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      This rider also makes available a Guaranteed Minimum Withdrawal Benefit
(as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

      The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

      The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

      This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.

Extra Credit -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both a an Extra Credit Rider and a Bonus Match Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Amount. See "Bonus Match."

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

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      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                      ---------------------------------
                      Interest Rate    Rate of Return
                                      (net of expenses)
                      ---------------------------------
                           3%              -5.00%
                           4%              -1.50%
                           5%               0.80%
                      ---------------------------------

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

Waiver of Withdrawal Charge -- This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

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      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

Alternate Withdrawal Charge -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

              ---------------------------------------------------
                   0-Year Schedule             4-Year Schedule
              ---------------------------------------------------
               Purchase                    Purchase
              Payment Age   Withdrawal   Payment Age   Withdrawal
              (in years)      Charge      (in years)     Charge
              ---------------------------------------------------
              0 and over        0%            1            7%
                                              2            7%
                                              3            6%
                                              4            5%
                                          5 and over       0%
              ---------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

Waiver of Withdrawal Charge--15 Years or Disability -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o     The Contract has been in force for 15 or more Contract Years; or

o The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract. The charge for this Rider is 0.05%. See "Waiver of Withdrawal Charge Rider--15 Years or Disability."

Waiver of Withdrawal Charge--10 Years or Disability -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

o The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or

o The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract. The charge for this Rider is 0.10%. See "Waiver of Withdrawal Charge Rider--10 Years or Disability."

Waiver of Withdrawal Charge--Hardship -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract. The charge for this Rider is 0.15%. See "Waiver of Withdrawal Charge--Hardship."

Waiver of Withdrawal Charge--5 Years and Age 59 1/2 -- This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

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o     The Owner is age 59 1/2 or older; and

o The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract. The charge for this Rider is 0.20%. See "Waiver of Withdrawal Charge--5 Years and Age 59 1/2."

Bonus Match -- This rider is not available in all states and is available only in connection with a retirement plan qualified under Section 403(b) of the Internal Revenue Code. You may elect this rider at Contract issue or any time thereafter. Upon the Company's acceptance of your election of the rider, the rider will be in effect as of the Valuation Date the Company receives your rider election form or written request electing the rider.

      The rider provides for the Company to add a Bonus Amount to your Contract Value during the "Bonus Match Period," which is the period that begins on the date the rider is first in effect and ends on the earlier of: (1) the fifth anniversary of the rider's date of issue, or (2) termination of the rider. The Company will apply the Bonus Amount only to the first $10,000 in salary reduction Purchase Payments in any Contract Year. You may have in effect on your Contract both a Bonus Match Rider and an Extra Credit Rider; provided, however, that each rider calculates the Bonus Amount and Credit Enhancement amount, respectively, on the basis of Purchase Payments, which do not include any Bonus Amount or Credit Enhancement. See "Extra Credit."

      The Bonus Amount is an amount equal to the applicable percentage of Purchase Payments applied to your Contract under a salary reduction arrangement while the rider is in effect. The Company will apply Bonus Amounts to your Contract Value on the Valuation Date next following the Valuation Date on which such salary reduction Purchase Payment is applied. As set forth in the applicable table below, the Bonus Amount percentage is based on the amount of Contract Value as of the date that the Bonus Amount is applied. Bonus Amounts will be allocated among the Subaccounts in the same proportion as the applicable salary reduction Purchase Payment.

      The Company applies the Bonus Amount percentage under Table 1 or 2 below based upon whether you have in effect an active affinity credit card. Table 1 applies to salary reduction Purchase Payments received if you do not have an active affinity credit card as of the date of receipt of such Purchase Payment:

Table 1

-------------------------------------------------
                              Bonus Amount (As a
Contract Value as of Date   % of Salary Reduction
 Bonus Amount is Applied      Purchase Payments)
-------------------------------------------------
Less than $50,000                    1%
$50,000 up to $100,000               2%
$100,000 up to $250,000              3%
$250,000 or more                     4%
-------------------------------------------------

      Table 2 applies if you have: (1) completed the affinity credit card application provided by the Company; (2) received approval from the affinity credit card issuer selected by the Company; (3) made first use of the affinity credit card; and (4) your affinity credit card is active upon the date of receipt of the salary reduction Purchase Payment. The Company requires that you keep the affinity credit card active and enter into a new affinity credit card arrangement if any current card arrangement is terminated to keep the Bonus Amount in Table 2 in effect.

Table 2

--------------------------------------------------
                               Bonus Amount (As a
Contract Value as of Date    % of Salary Reduction
 Bonus Amount is Applied      Purchase Payments)
--------------------------------------------------
Less than $50,000                     4%
$50,000 up to $100,000                6%
$100,000 up to $250,000               8%
$250,000 or more                     10%
--------------------------------------------------

      During the Bonus Match Period, if the Owner does not maintain an active affinity credit card, the Bonus Amount in Table 2 will terminate automatically, and the Bonus Amount percentage under Table 1 shall apply to salary reduction Purchase Payments received while the affinity credit card is not active. If the Owner later reactivates the credit card, the Bonus Amount percentage under Table 2 will apply to salary reduction Purchase Payments received after the Company receives notice from the affinity credit card issuer that you have reactivated the card and first use has occurred for so long as the credit card is active. The Owner may elect not to apply for the affinity credit card and receive Bonus Amounts only under Table 1 above.

      The Company guarantees that it will pay the applicable Bonus Amounts during the Bonus Match Period. In its sole discretion, the Company may add Bonus Amounts to your Contract Value after the fifth anniversary of the rider's date of issue, but any such additional Bonus Amounts are not guaranteed and will be paid only while the rider is in effect.

      At the end of each calendar year while this rider is in effect, the Company in its sole discretion may elect to add to Contract Value an "Additional Amount" equal to: (a) amounts the Company earned during the calendar year in connection with credit card purchases by all

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                                       36

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owners of the rider under the credit card arrangement (currently 1.10% of credit card purchases), net of any amounts deducted by the Company to administer the credit card arrangement; less (b) Bonus Amounts added to Contract Value of owners of the rider during the calendar year; plus (c) a portion of sponsorship dollars, if any, solicited or contributed by the Company and accrued during the calendar year. The Additional Amount shall be determined by the Company and allocated to the Owner on the basis of the amount of salary reduction Purchase Payments applied to the Contract during the calendar year relative to salary reduction Purchase Payments made by other owners of the rider. The Company shall add any such Additional Amounts to Contract Value on a Valuation Date not later than the last Valuation Date of January in the following calendar year; provided that the rider is in effect on that date and the Additional Amount is greater than $0.

      At any time after the fifth anniversary of the rider's date of issue, the Company reserves the right to terminate the rider and make no further payments of Bonus Amounts or Additional Amounts. Effective upon the date of any rider termination, the Company will stop deducting the rider charge.

      The Bonus Amounts and any Additional Amounts vest immediately but are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amount or Additional Amount. In the event that you exercise your right to cancel during the free look period, the Company will reduce your Contract Value by the current value of any Bonus Amount or Additional Amount that has been applied to your Contract Value.

      In the event that the death benefit under your Contract is based upon the sum of all Purchase Payments made by the Owner, Purchase Payments shall not include any Bonus Amounts or Additional Amounts paid under this rider. In the event that the death benefit under your Contract is based upon Purchase Payments increased at an annual rate of interest ("Guaranteed Growth Death Benefit"), Purchase Payments shall not include any Bonus Amounts or Additional Amounts paid under this rider. The Company will not recapture any Bonus Amounts or Additional Amounts from the death benefit under the Contract.

      If you have elected the Guaranteed Minimum Income Benefit Rider, neither Bonus Amounts nor Additional Amounts are included in Purchase Payments for the purpose of calculating benefits under the Guaranteed Minimum Income Benefit Rider.

      The Company expects to make a profit from the charge for this rider and funds payment of the Bonus Amounts through the rider charge and amounts earned under the credit card arrangement. The Bonus Match Rider would make sense for you only if (1) you have Contract Value in excess of $10,000 and you plan to make salary reduction Purchase Payments, or (2) you have Contract Value less than $10,000 but expect to make salary reduction Purchase Payments of more than $2,500 in each Contract Year ($625 in each Contract Year if you have an active affinity credit card). If you make salary reduction Purchase Payments of less than $2,500 (less than $625 if you have an active affinity credit card) and the rider charge is imposed based upon Contract Value of less than $10,000, then the cost of the rider will exceed its benefit and you will be worse off than if you had not purchased the rider.

Purchase Payments -- The minimum initial Purchase Payment for the purchase of a Contract is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

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Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

Dollar Cost Averaging Option -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been

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transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "Transfers and Withdrawals from the Fixed Account."

Asset Reallocation Option -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

Transfers of Contract Value -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective accumulation unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

      The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Dreyfus General Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s), and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your

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                                       39

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transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       40

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
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Number of
                                                                                                                   Round Trip
                                        Subaccount                                                                Transfers(1)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus General Money Market                                                                                        Unlimited
-------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap                            4
Growth, AIM Technology, Calamos(R) Growth and Income, Calamos(R) High Yield, Goldman Sachs
Emerging Markets Equity, Goldman Sachs Government Income, Neuberger Berman Partners, Neuberger
Berman Socially Responsive, PIMCO All Asset, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO
Real Return, PIMCO Total Return, Rydex Sector Rotation, Security Alpha Opportunity, Security Capital
Preservation, Security Diversified Income, Security Equity, Security Global, Security High Yield,
Security Income Opportunity, Security Large Cap Value, Security Mid Cap Growth, Security Mid Cap
Value, Security Select 25, Security Small Cap Growth, Van Kampen Aggressive Growth, Van Kampen
Comstock, Van Kampen Equity and Income
-------------------------------------------------------------------------------------------------------------------------------
American Century Equity Income, American Century Heritage, American Century International Growth,                      2
American Century Select, American Century Strategic Allocation: Aggressive, American Century
Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, American Century
Ultra(R)
-------------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap, Northern Institutional Global Tactical Asset Allocation, Northern Large Cap                     2(2)
Value, Northern Select Equity,
-------------------------------------------------------------------------------------------------------------------------------
Federated Bond                                                                                                         1
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth, Fidelity(R) Advisor Mid Cap*, Fidelity(R) Advisor Real Estate, Fidelity(R)        1(2)
Advisor Value Strategies
-------------------------------------------------------------------------------------------------------------------------------
Baron Asset                                                                                                            1(3)
-------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, RS Partners, RS                            1(4)
Technology, RS Value, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock
-------------------------------------------------------------------------------------------------------------------------------
Royce Opportunity, Royce Value, Wells Fargo Advantage Growth, Wells Fargo Advantage Growth                             1(5)
and Income, Wells Fargo Advantage Opportunity, Wells Fargo Advantage Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation, Dreyfus Midcap Value, Dreyfus Premier Strategic Value                                            1(6)
-------------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap Core Equity, Jennison 20/20 Focus, Jennison Small Company**                                           1(7)
-------------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 6 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(6) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(7) Number of round trip transfers that can be made in any 60 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

 * You may transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.

** You may transfer Contract Value to the Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.
--------------------------------------------------------------------------------


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                                       41

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      In addition to the Company's own frequent transfer procedures, the
Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Fund. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

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                                       42

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      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     The amount of any outstanding Contract Debt,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, Bonus Amounts, and Additional Amounts allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, and (5) the administration charge under the Contract of 0.15%.

      The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the

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                                       43

--------------------------------------------------------------------------------

minimum charge and the charge for any optional riders (other than the Bonus Match Rider) (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

Full and Partial Withdrawals -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

      The Company requires the signature of the Owner on any request for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charges on partial withdrawals (including systematic withdrawals) from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the

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                                       44

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payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Amounts. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Amounts from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Amounts during the Free-Look Period.

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                                       45

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      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of any Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts and/or Additional Amounts if the Extra Credit Rider and/or Bonus Match Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit; Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements -- For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

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Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, Bonus Amounts, and/or Additional Amounts, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Amounts, then Additional Amounts in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments, Bonus Amounts, and Additional Amounts for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments, Bonus Amounts, and/or Additional Amounts have been held under the Contract. Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain "age," depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is "age one" in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:


              --------------------------------------------
              Purchase Payment, Bonus
               Amount, or Additional           Withdrawal
               Amount Age (in years)             Charge
              --------------------------------------------
                         1                         7%
                         2                         7%*
                         3                         6%
                         4                         5%
                         5                         4%
                         6                         3%
                         7                         2%
                     8 and over                    0%
              --------------------------------------------
              * If you are a Participant in the Texas
                Optional Retirement Program, we will
                instead assess a withdrawal charge of
                6.75% in year 2.
              --------------------------------------------


      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

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                                       47

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--------------------------------------------------
                             Annual Mortality and
Contract Value               Expense Risk Charge
--------------------------------------------------
Less than $25,000                    0.90%
$25,000 or more                      0.75%
--------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Account Administration Charge -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.


Premium Tax Charge -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.


Loan Interest Charge -- The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the amount of any applicable rider charges. (For loans issued prior to May 1, 2006, the net cost of a loan was 2.5%, plus the amount of any applicable rider charges.)

Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

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                                       48

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Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary, and the Bonus Match Rider, which is also available at any time after Contract issue. You may select only one rider that provides a death benefit.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner, except the Bonus Match Rider which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date and the charge for the Bonus Match Rider will terminate upon termination of the rider. The amount of each rider charge (other than the charge for the Bonus Match Rider) is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract with a 0-Year Alternate Withdrawal Charge Rider.

Teacher Retirement System of Texas - Limits on Optional Riders -- If you are:
(1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select riders with a total charge that exceeds 0.25% of Contract Value, and only the following Riders are available for purchase:

o     Annual Stepped Up Death Benefit

o     Enhanced Death Benefit

o     Guaranteed Growth Death Benefit at 3%

o     Guaranteed Growth Death Benefit at 5%

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit

o     Guaranteed Minimum Income Benefit at 3%

o     Waiver of Withdrawal Charge

o     Waiver of Withdrawal Charge - Hardship

o     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

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                                       49

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
-------------------------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
-------------------------------------------------------------------------------------------------
                                                                                        Annual
                                                                           Rate(1)   Rider Charge
-------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                             3%        0.15%
                                                                              5%        0.30%
-------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                              --         0.20%
-------------------------------------------------------------------------------------------------
                                                                              3%        0.10%
Guaranteed Growth Death Benefit                                               5%        0.20%
                                                                              6%(2)     0.25%
                                                                              7%(2)     0.30%
-------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                5%        0.25%
-------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                       --         0.25%
-------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                        --         0.35%
-------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                         5%        0.35%
-------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit      5%        0.40%
-------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                        --         0.45%(3)
-------------------------------------------------------------------------------------------------
Total Protection                                                             --         0.85%(4)
-------------------------------------------------------------------------------------------------
                                                                              3%        0.40%
Extra Credit (5)                                                              4%        0.55%
                                                                              5%        0.70%
-------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                  --         0.05%
-------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                              0-Year      0.70%
                                                                            4-Year      0.55%
-------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                         --         0.05%
-------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                         --         0.10%
-------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                       --         0.15%
-------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                         --         0.20%
-------------------------------------------------------------------------------------------------
Bonus Match                                                                  --      $    25(7)
-------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

(7) The Company will deduct a charge of $25 on each anniversary of the rider's date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.
--------------------------------------------------------------------------------


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Guarantee of Certain Charges -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.90% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period


General -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.


      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

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                                       51

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      Once annuity payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments:
Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider you may apply the Minimum Income Benefit to purchase a (fixed) Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      Option 3 -- Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      Option 4 --
      A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner,

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annuity payments will be continued during the remainder of such period to the
Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      Option 5 -- Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 6 -- Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 7 -- Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 8 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The

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number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

The Fixed Account

      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to its financial strength and claims-paying ability.

Interest -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if

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Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

Death Benefit -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

Contract Charges -- Premium taxes and the account administration, optional Rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any Optional Rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

Transfers and Withdrawals from the Fixed Account -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.




The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used

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in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

Payments from the Fixed Account -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

Dividends -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


Loans -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract

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Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.


      When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn the minimum rate of interest guaranteed under the Fixed Account.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 1% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 3.95%. Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the amount of any applicable rider charges.

      Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is

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in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."


      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.


      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.


      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."



Restrictions under the Texas Optional Retirement Program -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your contract. In addition, we may assess a different withdrawal charge on contracts issued to Participants in the Texas Optional Retirement Program. See "Contingent Deferred Sales Charge."


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Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of the Company and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by

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applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an
Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.


      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."


      Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to the Contract.


      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.


      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a

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"qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

      Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."


      Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.

      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($85,000 for a married couple filing a joint return and $53,000 for a single taxpayer in 2008). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $159,000 and $169,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $101,000 to $116,000 in adjusted gross income ($159,000 to $169,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.


      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already

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taxed when made and are not generally subject to tax when rolled over to a Roth
IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

      Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), a traditional individual retirement account or annuity described in Code Section 408.

      For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.


      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

      Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

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      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations --

      Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Other Information

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.


Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the

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Company management believes further investment in shares of any or all of the
Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.


      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

Electronic Privileges -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any

--------------------------------------------------------------------------------
                                       64

--------------------------------------------------------------------------------

person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2007, 2006 and 2005, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $56,968,135, $56,800,140 and $5,524,321 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


      Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and

--------------------------------------------------------------------------------
                                       65

--------------------------------------------------------------------------------

subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.


      Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

      The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2007 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
PlanMember Securities Corporation, Vantage Securities/Advisors, Inc., OFG Financial Services, Inc., Morgan Keegan & Company, Inc., Brecek & Young Advisors, Inc., Legend Equities Corporation, Aquarius Fund Distributors, Inc., Flexible Plan Investments, Ltd., Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., NEXT Financial Group, Inc., Great American Advisors, Inc., Geneos Wealth Management, Inc., Pension Planners Securities, Inc., GWN Securities, Inc.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

      Additional Compensation Paid to Affiliated Selling Broker-Dealers. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.

Legal Matters -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to

--------------------------------------------------------------------------------
                                       66

--------------------------------------------------------------------------------

issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Performance Information

      Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Dreyfus General Money Market Subaccount may also be extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until September 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


Financial Statements -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional
Information.


Table of Contents for Statement of Additional Information

      The Statement of Additional Information for the Security Benefit Advisor Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information.

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                                       67

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The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID
UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       68

--------------------------------------------------------------------------------

Objectives for Underlying Funds

--------------------------------------------------------------------------------
There is no guarantee that the investment objective(s) of any Underlying Fund will be met.
--------------------------------------------------------------------------------

The information below is only a summary. More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus and may be obtained by calling 1-800-888-2461.


------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund          Class A       Long-term growth of capital             Invesco Aim Advisors, Inc.
                                                                                    11 Greenway Plaza, Suite 100
                                                                                    Houston, TX 77046-1173
                                                                                    (Investment Adviser)

                                                                                    AIM Funds Management Inc., 5140 Yonge
                                                                                    Street, Suite 900, Toronto, Ontario, Canada
                                                                                    M2N 6X7
                                                                                    (Sub-adviser)

                                                                                    Invesco Global Asset Management (N.A.), Inc.,
                                                                                    One Midtown Plaza, 1360 Peachtree Street,
                                                                                    N.E., Suite 100, Atlanta, GA 30309
                                                                                    (Sub-adviser)

                                                                                    Invesco Institutional (N.A.), Inc., One Midtown
                                                                                    Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                    Atlanta, GA 30309
                                                                                    (Sub-adviser)

                                                                                    Invesco Senior Secured Management, Inc.,
                                                                                    1166 Avenue of the Americas, New York, NY
                                                                                    10036
                                                                                    (Sub-adviser)

                                                                                    Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                    Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management Limited, 30 Finsbury
                                                                                    Square, London, EC2A 1AG, United Kingdom
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management (Japan) Limited,
                                                                                    25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                    Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                    6025, Japan
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management Deutschland
                                                                                    GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                    60313
                                                                                    (Sub-adviser)

                                                                                    Invesco Australia Limited, 333 Collins Street,
                                                                                    Level 26, Melbourne Vic 3000, Australia
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       69

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund             Class A       Long-term capital growth                Invesco Aim Advisors, Inc.
                                                                                    11 Greenway Plaza, Suite 100
                                                                                    Houston, TX 77046-1174
                                                                                    (Investment Adviser)

                                                                                    AIM Funds Management Inc., 5140 Yonge
                                                                                    Street, Suite 900, Toronto, Ontario, Canada
                                                                                    M2N 6X7
                                                                                    (Sub-adviser)

                                                                                    Invesco Global Asset Management (N.A.), Inc.,
                                                                                    One Midtown Plaza, 1360 Peachtree Street,
                                                                                    N.E., Suite 100, Atlanta, GA 30309
                                                                                    (Sub-adviser)

                                                                                    Invesco Institutional (N.A.), Inc., One Midtown
                                                                                    Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                    Atlanta, GA 30309
                                                                                    (Sub-adviser)

                                                                                    Invesco Senior Secured Management, Inc.,
                                                                                    1166 Avenue of the Americas, New York, NY
                                                                                    10036
                                                                                    (Sub-adviser)

                                                                                    Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                    Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management Limited, 30 Finsbury
                                                                                    Square, London, EC2A 1AG, United Kingdom
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management (Japan) Limited,
                                                                                    25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                    Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                    6025, Japan
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management Deutschland
                                                                                    GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                    60313
                                                                                    (Sub-adviser)

                                                                                    Invesco Australia Limited, 333 Collins Street,
                                                                                    Level 26, Melbourne Vic 3000, Australia
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       70

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap                 Class A       Long-term growth of capital             Invesco Aim Advisors, Inc.
Growth Fund                                                                         11 Greenway Plaza, Suite 100
                                                                                    Houston, TX 77046-1175
                                                                                    (Investment Adviser)

                                                                                    AIM Funds Management Inc., 5140 Yonge
                                                                                    Street, Suite 900, Toronto, Ontario, Canada
                                                                                    M2N 6X7
                                                                                    (Sub-adviser)

                                                                                    Invesco Global Asset Management (N.A.), Inc.,
                                                                                    One Midtown Plaza, 1360 Peachtree Street,
                                                                                    N.E., Suite 100, Atlanta, GA 30309
                                                                                    (Sub-adviser)

                                                                                    Invesco Institutional (N.A.), Inc., One Midtown
                                                                                    Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                    Atlanta, GA 30309
                                                                                    (Sub-adviser)

                                                                                    Invesco Senior Secured Management, Inc.,
                                                                                    1166 Avenue of the Americas, New York, NY
                                                                                    10036
                                                                                    (Sub-adviser)

                                                                                    Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                    Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management Limited, 30 Finsbury
                                                                                    Square, London, EC2A 1AG, United Kingdom
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management (Japan) Limited,
                                                                                    25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                    Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                    6025, Japan
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management Deutschland
                                                                                    GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                    60313
                                                                                    (Sub-adviser)

                                                                                    Invesco Australia Limited, 333 Collins Street,
                                                                                    Level 26, Melbourne Vic 3000, Australia
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       71

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core              Class A       Long-term growth of capital             Invesco Aim Advisors, Inc.
Equity Fund                                                                         11 Greenway Plaza, Suite 100
                                                                                    Houston, TX 77046-1176
                                                                                    (Investment Adviser)

                                                                                    AIM Funds Management Inc., 5140 Yonge
                                                                                    Street, Suite 900, Toronto, Ontario, Canada
                                                                                    M2N 6X7
                                                                                    (Sub-adviser)

                                                                                    Invesco Global Asset Management (N.A.), Inc.,
                                                                                    One Midtown Plaza, 1360 Peachtree Street,
                                                                                    N.E., Suite 100, Atlanta, GA 30309
                                                                                    (Sub-adviser)

                                                                                    Invesco Institutional (N.A.), Inc., One Midtown
                                                                                    Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                    Atlanta, GA 30309
                                                                                    (Sub-adviser)

                                                                                    Invesco Senior Secured Management, Inc.,
                                                                                    1166 Avenue of the Americas, New York, NY
                                                                                    10036
                                                                                    (Sub-adviser)

                                                                                    Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                    Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management Limited, 30 Finsbury
                                                                                    Square, London, EC2A 1AG, United Kingdom
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management (Japan) Limited,
                                                                                    25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                    Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                    6025, Japan
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management Deutschland
                                                                                    GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                    60313
                                                                                    (Sub-adviser)

                                                                                    Invesco Australia Limited, 333 Collins Street,
                                                                                    Level 26, Melbourne Vic 3000, Australia
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       72

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap                 Class A       Long-term growth of capital             Invesco Aim Advisors, Inc.
Growth Fund                                                                         11 Greenway Plaza, Suite 100
                                                                                    Houston, TX 77046-1177
                                                                                    (Investment Adviser)

                                                                                    AIM Funds Management Inc., 5140 Yonge
                                                                                    Street, Suite 900, Toronto, Ontario, Canada
                                                                                    M2N 6X7
                                                                                    (Sub-adviser)

                                                                                    Invesco Global Asset Management (N.A.), Inc.,
                                                                                    One Midtown Plaza, 1360 Peachtree Street,
                                                                                    N.E., Suite 100, Atlanta, GA 30309
                                                                                    (Sub-adviser)

                                                                                    Invesco Institutional (N.A.), Inc., One Midtown
                                                                                    Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                    Atlanta, GA 30309
                                                                                    (Sub-adviser)

                                                                                    Invesco Senior Secured Management, Inc.,
                                                                                    1166 Avenue of the Americas, New York, NY
                                                                                    10036
                                                                                    (Sub-adviser)

                                                                                    Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                    Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management Limited, 30 Finsbury
                                                                                    Square, London, EC2A 1AG, United Kingdom
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management (Japan) Limited,
                                                                                    25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                    Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                    6025, Japan
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management Deutschland
                                                                                    GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                    60313
                                                                                    (Sub-adviser)

                                                                                    Invesco Australia Limited, 333 Collins Street,
                                                                                    Level 26, Melbourne Vic 3000, Australia
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       73

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund           Class A       Capital growth                          Invesco Aim Advisors, Inc.
                                                                                    11 Greenway Plaza, Suite 100
                                                                                    Houston, TX 77046-1178
                                                                                    (Investment Adviser)

                                                                                    AIM Funds Management Inc., 5140 Yonge
                                                                                    Street, Suite 900, Toronto, Ontario, Canada
                                                                                    M2N 6X7
                                                                                    (Sub-adviser)

                                                                                    Invesco Global Asset Management (N.A.), Inc.,
                                                                                    One Midtown Plaza, 1360 Peachtree Street,
                                                                                    N.E., Suite 100, Atlanta, GA 30309
                                                                                    (Sub-adviser)

                                                                                    Invesco Institutional (N.A.), Inc., One Midtown
                                                                                    Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                    Atlanta, GA 30309
                                                                                    (Sub-adviser)

                                                                                    Invesco Senior Secured Management, Inc.,
                                                                                    1166 Avenue of the Americas, New York, NY
                                                                                    10036
                                                                                    (Sub-adviser)

                                                                                    Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                    Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management Limited, 30 Finsbury
                                                                                    Square, London, EC2A 1AG, United Kingdom
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management (Japan) Limited,
                                                                                    25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                    Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                    6025, Japan
                                                                                    (Sub-adviser)

                                                                                    Invesco Asset Management Deutschland
                                                                                    GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                    60313
                                                                                    (Sub-adviser)

                                                                                    Invesco Australia Limited, 333 Collins Street,
                                                                                    Level 26, Melbourne Vic 3000, Australia
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          To provide current income               American Century Investment Management, Inc.
Equity Income Fund                                                                  4500 Main Street
                                                                                    Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth                American Century Investment Management, Inc.
Heritage Fund                                                                       4500 Main Street
                                                                                    Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Capital growth                          American Century Global
International                                                                       Investment Management, Inc.
Growth Fund                                                                         666 3rd Ave, 23rd Floor
                                                                                    New York, NY 10017-4041
------------------------------------------------------------------------------------------------------------------------------------

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                                       74

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth                American Century Investment Management, Inc.
Select Fund                                                                         4500 Main Street
                                                                                    Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth                American Century Investment Management, Inc.
Strategic Allocation:                                                               4500 Main Street
Aggressive                                                                          Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Current income                          American Century Investment Management, Inc.
Strategic Allocation:                                                               4500 Main Street
Conservative                                                                        Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth, with          American Century Investment Management, Inc.
Strategic Allocation:                       some income                             4500 Main Street
Moderate                                                                            Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth                American Century Investment Management, Inc.
Ultra(R) Fund                                                                       4500 Main Street
                                                                                    Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------------
Aston/Optimum                 Class N       Long-term total return through          Aston Asset Management LLC
Mid Cap                                     capital appreciation by investing       161 N. Clark Street, 12th Floor
                                            primarily in common and preferred       Chicago, IL 60601
                                            stocks and convertible securities       (Investment Adviser)

                                                                                    Optimum Investment Advisors, LLC
                                                                                    100 South Wacker Drive, Suite 2100
                                                                                    Chicago, IL 60606
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Baron Asset                                 Capital appreciation through long-      BAMCO, Inc.
                                            term investments primarily in           767 Fifth Avenue
                                            securities of medium sized companies    New York, NY 10153
                                            with undervalued assets or
                                            favorable growth prospects.
------------------------------------------------------------------------------------------------------------------------------------
Calamos Growth                Class A       High long-term total return through     Calamos(R) Advisors LLC.
and Income Fund                             growth and current income               2020 Calamos Court
                                                                                    Naperville, IL 60563
------------------------------------------------------------------------------------------------------------------------------------
Calamos(R) High Yield         Class A       Highest level of current income         Calamos(R) Advisors LLC.
                                            obtainable with reasonable risk         2020 Calamos Court
                                                                                    Naperville, IL 60564
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation                        Long-term capital growth                The Dreyfus Corporation
Fund, Inc.                                                                          200 Park Avenue
                                                                                    New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus General               Class B       High level of current income as is      The Dreyfus Corporation
Money Market Fund                           consistent with preserving capital      200 Park Avenue
                                                                                    New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Midcap                              To surpass the performance of the       The Dreyfus Corporation
Value Fund                                  Russell Midcap Value Index              200 Park Avenue
                                                                                    New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier               Class A       Capital appreciation                    The Dreyfus Corporation
Strategic Value Fund                                                                200 Park Avenue
                                                                                    New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap              Class A       Long-term capital appreciation          Quantitative Management Associates LLC
Core Equity                                                                         100 Mulberry Street
                                                                                    Gateway Center 2
                                                                                    Newark, NJ 07102-4056
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       75

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Federated Bond                Class A       Current income consistent with          Federated Investment Management Company
                                            preservation of capital                 Federated Investors Tower
                                                                                    1001 Liberty Avenue
                                                                                    Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Capital appreciation                    Fidelity Management & Research Company
Dividend Growth Fund                                                                82 Devonshire Street
                                                                                    Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Capital appreciation                    Fidelity Management & Research Company
International Capital                                                               82 Devonshire Street
Appreciation Fund                                                                   Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Long-term growth of capital             Fidelity Management & Research Company
Mid Cap Fund                                                                        82 Devonshire Street
                                                                                    Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Above-average income and long-          Fidelity Management & Research Company
Real Estate Fund                            term capital growth                     82 Devonshire Street
                                                                                    Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor           Class T       Capital appreciation                    Fidelity Management & Research Company
Value Strategies Fund                                                               82 Devonshire Street
                                                                                    Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                 Service       Long-term capital appreciation          Goldman Sachs Asset Management, LP
Emerging Markets Equity                                                             32 Old Slip
                                                                                    New York, NY 10005-3595
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                 Service       High level of current income,           Goldman Sachs Asset Management, LP
Government Income                           consistent with safety of principal     32 Old Slip
                                                                                    New York, NY 10005-3595
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH          Class S       Seeks long- term growth of capital      Janus Capital Management
Risk-Managed Core                                                                   151 Detroit Street
                                                                                    Denver, CO 80206-4805
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser                 Class S       Seeks long-term growth of capital       Janus Capital Management
International Growth                                                                151 Detroit Street
                                                                                    Denver, CO 80206-4805
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus          Class A       Long-term growth of capital             Jennison Associates, L.L.C.
                                                                                    466 Lexington Avenue
                                                                                    New York, NY 10017
------------------------------------------------------------------------------------------------------------------------------------
Jennison Small                Class A       Capital growth                          Jennison Associates, L.L.C.
Company                                                                             466 Lexington Avenue
                                                                                    New York, NY 10017
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman              Advisor       Growth of capital                       Neuberger Berman Management Inc.
Partners                                                                            605 Third Avenue, 2nd Floor
                                                                                    New York, NY 10158-3698
                                                                                    (Investment Adviser)

                                                                                    Neuberger Berman, LLC
                                                                                    605 Third Avenue, 2nd Floor
                                                                                    New York, NY 10158-3698
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       76

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman              Trust         Long-term growth of capital by          Neuberger Berman Management Inc.
Socially Responsive                         investing primarily in securities of    605 Third Avenue, 2nd Floor
                                            companies that meet the Fund's          New York, NY 10158-3698
                                            financial criteria and social policy    (Investment Adviser)

                                                                                    Neuberger Berman, LLC
                                                                                    605 Third Avenue, 2nd Floor
                                                                                    New York, NY 10158-3698
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Northern Institutional        Class A       Long-term capital appreciation and      Northern Trust Investments, N.A.
Global Tactical Asset                       current income                          50 South LaSalle Street
Allocation Fund                                                                     Chicago, IL 60675

                                                                                    and

                                                                                    Northern Trust Global Investments (Europe)
                                                                                    Limited
                                                                                    50 Bank Street
                                                                                    Canary Wharf
                                                                                    London, E14 5NT, United Kingdom
------------------------------------------------------------------------------------------------------------------------------------
Northern Large                              Long-term capital appreciation          Northern Trust Investments, N.A.
Cap Value Fund                                                                      50 South LaSalle Street
                                                                                    Chicago, IL 60675
------------------------------------------------------------------------------------------------------------------------------------
Northern Select                             Long-term capital appreciation          Northern Trust Investments, N.A.
Equity Fund                                                                         50 South LaSalle Street
                                                                                    Chicago, IL 60675
------------------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset               Class R       Maximum real return, consistent         Pacific Investment Management Company LLC
                                            with preservation of real capital and   840 Newport Center Drive, Suite 100
                                            prudent investment management           Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond            Class R       Maximum total return, consistent        Pacific Investment Management Company LLC
(U.S. Dollar-Hedged)                        with preservation of capital and        840 Newport Center Drive, Suite 100
                                            prudent investment management           Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Real                    Class R       Maximum real return, consistent         Pacific Investment Management Company LLC
Return Fund                                 with preservation of real capital and   840 Newport Center Drive, Suite 100
                                            prudent investment management           Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Total                   Class R       Maximum total return, consistent        Pacific Investment Management Company LLC
Return Fund                                 with preservation of capital and        840 Newport Center Drive, Suite 100
                                            prudent investment management           Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
Royce Opportunity             Service       Long term growth of capital             Royce & Associates, LLC
                                                                                    1414 Avenue of the Americas
                                                                                    New York, NY 10019-2570
------------------------------------------------------------------------------------------------------------------------------------
Royce Value                   Service       Long term growth of capital             Royce & Associates, LLC
                                                                                    1414 Avenue of the Americas
                                                                                    New York, NY 10019-2570
------------------------------------------------------------------------------------------------------------------------------------
RS Partners Fund              Class A       Long-term growth                        RS Investment Management Co. LLC
                                                                                    388 Market Street
                                                                                    San Francisco, CA 94111-5345
------------------------------------------------------------------------------------------------------------------------------------
RS Technology                 Class A       Long-term capital appreciation          RS Investment Management Co. LLC
                                                                                    388 Market Street
                                                                                    San Francisco, CA 94111-5345
------------------------------------------------------------------------------------------------------------------------------------
RS Value                      Class A       Long-term capital appreciation          RS Investment Management Co. LLC
                                                                                    388 Market Street
                                                                                    San Francisco, CA 94111-5345
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       77

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Rydex Sector                  Class H       Long-term capital appreciation          Rydex Investments
Rotation Fund                                                                       9601 Blackwell Road, Suite 500
                                                                                    Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Security Alpha                Class A       Long-term growth of capital             Security Investors, LLC
Opportunity Fund(R)                                                                 One Security Benefit Place
                                                                                    Topeka, KS 66636-0001
                                                                                    (Investment Adviser)

                                                                                    Mainstream Investment Advisers, LLC
                                                                                    101 West Spring Street, Suite 401
                                                                                    New Albany, IN 47150-3610
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Security Capital              Class A       High level of income.                   Security Investors, LLC
Preservation Fund                                                                   One Security Benefit Place
                                                                                    Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Diversified          Class A       High level of interest income with      Security Investors, LLC
Income Fund                                 security of principal                   One Security Benefit Place
                                                                                    Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Equity Fund(R)       Class A       Long-term growth of capital             Security Investors, LLC
                                                                                    One Security Benefit Place
                                                                                    Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Global Fund          Class A       Long-term growth of capital             Security Investors, LLC
                                                                                    One Security Benefit Place
                                                                                    Topeka, KS 66636-0001
                                                                                    (Investment Adviser)

                                                                                    Security Global Investors, LLC
                                                                                    Two Embarcadero Center, Suite 2350
                                                                                    San Francisco, CA 94111
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Security High                 Class A       High current income                     Security Investors, LLC
Yield Fund                                                                          One Security Benefit Place
                                                                                    Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Income               Class A       High level of current income            Security Investors, LLC
Opportunity Fund                                                                    One Security Benefit Place
                                                                                    Topeka, KS 66636-0001
                                                                                    (Investment Adviser)

                                                                                    Four Corners Capital Management, LLC
                                                                                    515 S. Flower Street, Suite 4310
                                                                                    Los Angeles, CA 90071-2222
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Security Large                Class A       Long-term growth of capital             Security Investors, LLC
Cap Value Fund                                                                      One Security Benefit Place
                                                                                    Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap              Class A       Capital appreciation                    Security Investors, LLC
Growth Fund                                                                         One Security Benefit Place
                                                                                    Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Mid Cap              Class A       Long-term growth of capital             Security Investors, LLC
Value Fund                                                                          One Security Benefit Place
                                                                                    Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------
Security Select 25 Fund       Class A       Long-term growth of capital             Security Investors, LLC
                                                                                    One Security Benefit Place
                                                                                    Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       78

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Security Small                Class A       Long-term growth of capital             Security Investors, LLC
Cap Growth Fund                                                                     One Security Benefit Place
                                                                                    Topeka, KS 66636-0001
                                                                                    (Investment Adviser)

                                                                                    RS Investment Management L.P.
                                                                                    388 Market Street
                                                                                    San Francisco, CA 94111
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital         Advisor       Long-term capital appreciation by       T. Rowe Price
Appreciation                                investing primarily in common           100 East Pratt Street
                                            stocks.                                 Baltimore, MD 21202-1090
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price                 Class R       Long-term capital growth and            T. Rowe Price
Growth Stock                                increasing dividend income through      100 East Pratt Street
                                            investing in common stocks of well-     Baltimore, MD 21202-1090
                                            established companies.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Aggressive         Class A       Capital growth                          Van Kampen Asset Management
Growth Fund                                                                         552 Fifth Ave.
                                                                                    New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen                    Class A       Capital growth and income through       Van Kampen Asset Management
Comstock Fund                               investments in equity securities,       552 Fifth Ave.
                                            including common stocks, preferred      New York, NY 10036
                                            stocks and securities convertible
                                            into common and preferred stocks
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Equity             Class A       Highest possible income consistent      Van Kampen Asset Management
and Income Fund                             with safety of principal with long      552 Fifth Ave.
                                            term growth of capital as a             New York, NY 10036
                                            secondary objective
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Advisor       Long-term capital appreciation          Wells Fargo Funds Management, LLC
Growth Fund                                                                         525 Market Street, 12th Floor
                                                                                    San Francisco, CA 94105
                                                                                    (Investment Adviser)

                                                                                    Wells Capital Management Incorporated
                                                                                    525 Market Street, 10th Floor
                                                                                    San Francisco, CA 94105
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo                   Advisor       Total return comprised of long-term     Wells Fargo Funds Management, LLC
Advantage Growth                            capital appreciation and current        525 Market Street, 12th Floor
and Income Fund                             income                                  San Francisco, CA 94105
                                                                                    (Investment Adviser)

                                                                                    Matrix Asset Advisors, Inc.
                                                                                    747 Third Avenue
                                                                                    New York, NY 10017
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Advisor       Long-term capital appreciation          Wells Fargo Funds Management, LLC
Opportunity Fund                                                                    525 Market Street, 12th Floor
                                                                                    San Francisco, CA 94105
                                                                                    (Investment Adviser)

                                                                                    Wells Capital Management Incorporated
                                                                                    525 Market Street, 10th Floor
                                                                                    San Francisco, CA 94105
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       79

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Share Class
Underlying Fund           (if applicable)   Investment Objective                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Class A       Long-term capital appreciation          Wells Fargo Funds Management, LLC
Small Cap Value Fund                                                                525 Market Street, 12th Floor
                                                                                    San Francisco, CA 94105
                                                                                    (Investment Adviser)

                                                                                    Wells Capital Management Incorporated
                                                                                    525 Market Street, 10th Floor
                                                                                    San Francisco, CA 94105
                                                                                    (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------


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                                       80

                       ADVANCEDESIGNS(R) VARIABLE ANNUITY

                        SBL VARIABLE ANNUITY ACCOUNT XIV


                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2008



                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461




This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvanceDesigns Variable Annuity dated May 1, 2008, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------
6918A (R5-07)                                                        32-69185-01

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3
   Administrative Services for Certain Owners................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b)...............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  6

FINANCIAL STATEMENTS.........................................................  6

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.


ADMINISTRATIVE SERVICES FOR CERTAIN OWNERS -- The Company and Security Distributors, Inc. have entered into an agreement with PlanMember Services Corporation ("PlanMember Services"), a transfer agent registered with the Securities and Exchange Commission ("SEC"). Under the agreement, PlanMember Services provides certain services to Owners who have engaged PlanMember Securities Corporation in connection with their Contract ("PlanMember Owners"). PlanMember Securities Corporation, an affiliate of PlanMember Services, is registered with the SEC as a broker-dealer and an investment adviser. PlanMember Services provides a call center that is staffed to answer PlanMember Owners' questions about their accounts, including questions about the portfolio model provided by PlanMember Securities and any pending portfolio model transactions. PlanMember Services also performs certain account recordkeeping services and administrative functions associated with PlanMember Owner account transfers, account rebalancing, and purchases and redemptions through FundServ/NSCC. PlanMember Services prepares and mails quarterly account statements to PlanMember Owners. During 2007, 2006, and 2005, the Company paid PlanMember Services $558,675.58, $397,622.15 and,$189,636 respectively. These amounts are calculated as a percentage of the average Contract Value of the Contracts owned by PlanMember Owners.


METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 1.20%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the SBL Equity Subaccount and no Riders, the Excess Charge would be computed as follows:

---------------------------------------------- --- --------
Mortality and Expense Risk Charge..........         1.30%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   1.20%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- --------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on

December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...        $10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    x       5,000
                                              -----------
Net Dividend Amount....................         $ 120.75
-----------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the SBL Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for the 2008 tax year. The $15,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,000 can be made to a 403(b) annuity during the 2008 tax year. The $5,000 limit may also be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit for 2008 is the lesser of (i) $46,000, or (ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,500 in 2008 with a $5,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.


If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the SBL Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the SBL Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the SBL Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).


Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.05%; (2) the administration charge of 0.15%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.


Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.


Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.


Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - AdvanceDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - AdvanceDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements are set forth herein following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------


                        SECUREDESIGNS(R) VARIABLE ANNUITY

                        SBL VARIABLE ANNUITY ACCOUNT XIV


                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2008



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2008, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------
V6917A (R5-07)                                                       32-69178-01

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b) ..............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  5

FINANCIAL STATEMENTS.........................................................  6

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.


An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the SBL Equity Subaccount and no Riders, the Excess Charge would be computed as follows:


---------------------------------------------- --- --------
Mortality and Expense Risk Charge..........         0.70%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.60%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- --------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...        $10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    x       5,000
                                              -----------
Net Dividend Amount....................       $   120.75
-----------------------------------------------------------


The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the SBL Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.


After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for tax year 2008. The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,000 can be made to a 403(b) annuity during the 2008 tax year. The $5,000 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit for 2008 is the lesser of (i) $46,000, or (ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,500 in 2008 with a $5,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.


If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the SBL Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the SBL Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the SBL Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).


Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) maximum mortality and expense risk and optional Rider charges of 2.85%; (2) the administration charge of 0.15%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges. and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - SecureDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 and the financial statements of Variable Annuity Account XIV - SecureDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                        NEA VALUEBUILDER VARIABLE ANNUITY


                        SBL VARIABLE ANNUITY ACCOUNT XIV


                       STATEMENT OF ADDITIONAL INFORMATION


                            DATE: MAY 1, 2008



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497




This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the NEA Valuebuilder Variable Annuity dated May 1, 2008, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-NEA-VALU or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------
NEA 191A (R5-07)                                                     28-01919-01

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA...........................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b) ..............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  6

FINANCIAL STATEMENTS.........................................................  6

GENERAL INFORMATION AND HISTORY
For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA

The Contract may be offered in certain school districts pursuant to arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements.

The Company and its affiliates also made contributions to foundations related to NEA or its affiliates, including the NEA Foundation for the Improvement of Education and the Education Minnesota Foundation, in connection with charitable golf tournaments and other charitable events in 2007 in the amount of approximately $4,850. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract.


METHOD OF DEDUCTING
THE EXCESS CHARGE
The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Security Equity Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:

---------------------------------------------------------
Mortality and Expense Risk Charge..........         0.75%
Plus:  Optional Rider Charge...............     +   0.10%
Less:  Minimum Charge......................     -   0.75%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...        $10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    X       5,000
                                              ----------
Net Dividend Amount....................         $ 120.75
-----------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Security Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for the 2008 tax year. The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,000 can be made to a 403(b) annuity during the 2008 tax year. The $5,000 limit may also be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit for 2008 is the lesser of (i) $46,000, or (ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,500 in 2008 with a $5,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.


If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION
Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

        Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 2.45%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.


Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.


Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.


Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.


Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of SBL Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements are set forth herein following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                        AEA VALUEBUILDER VARIABLE ANNUITY


                        SBL VARIABLE ANNUITY ACCOUNT XIV


                       STATEMENT OF ADDITIONAL INFORMATION


                            DATE: MAY 1, 2008



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AEA Valuebuilder Variable Annuity dated May 1, 2008, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------
AEA 320A (R5-07)                                                     27-03206-01

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b) ..............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  5

FINANCIAL STATEMENTS.........................................................  6

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.95%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Security Equity Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:

---------------------------------------------- --- ---------
Mortality and Expense Risk Charge..........         0.95%
Plus:  Optional Rider Charge...............     +   0.10%
Less:  Minimum Charge......................     -   0.95%
                                                    ----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- ---------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of                  $10.00
   Valuation Date before Record Date...
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    x       5,000
                                              -----------
Net Dividend Amount....................         $ 120.75
-----------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Security Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for the 2008 tax year. The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,000 can be made to a 403(b) annuity during the 2008 tax year. The $5,000 limit may also be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit for 2008 is the lesser of (i) $46,000, or (ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,500 in 2008 with a $5,000 limit on catch up contributions on or after age 50, and a special additional limit up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

        Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).


Average annual total return figures (referred to as "Standardized Total
Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 2.65%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge. Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and the account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.


Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.


Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2007, and for the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                   SECURITY BENEFIT ADVISOR VARIABLE ANNUITY


                        SBL VARIABLE ANNUITY ACCOUNT XIV


                      STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2008



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Security Benefit Advisor Variable Annuity dated May 1, 2008, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------
6919A (R5-07)                                                        32-69196-01

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b) ..............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  5

FINANCIAL STATEMENTS.........................................................  6

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders, other than the Bonus Match Rider, (the "Excess Charge") on a monthly basis.


Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Security Equity Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:

---------------------------------------------- --- ---------
Mortality and Expense Risk Charge..........         0.75%
Plus:  Optional Rider Charge...............     +   0.10%
Less:  Minimum Charge......................     -   0.75%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- ---------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...        $10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    x       5,000
                                              -----------
Net Dividend Amount....................         $ 120.75
-----------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Security Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for the 2008 tax year. The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,000 can be made to a 403(b) annuity during the 2008 tax year. The $5,000 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit for 2008 is the lesser of (i) $46,000, or (ii) 100% of the employee's annual compensation.

ROTH 403(B) - Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,500 in 2008 with a $5,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.


If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

        Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).


Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 2.45%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.


Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider or a Bonus Match Rider and, as such, will reflect any applicable Credit Enhancements or Bonus Amounts, respectively; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.


Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.


Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity at December 31, 2007 and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity at December 31, 2007 and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

CONSOLIDATED FINANCIAL STATEMENTS

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Security Benefit
Mutual Holding Company)
Years Ended December 31, 2007, 2006, and 2005
With Report of Independent Registered Public Accounting Firm

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2007, 2006, and 2005

                                    Contents

Report of Independent Registered Public Accounting Firm........................1

Audited Consolidated Financial Statements

Consolidated Balance Sheets....................................................2
Consolidated Statements of Income..............................................4
Consolidated Statements of Changes in Stockholder's Equity.....................5
Consolidated Statements of Cash Flows..........................................6
Notes to Consolidated Financial Statements.....................................8

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for certain financial statement items.

                                                               Ernst & Young LLP

March 3, 2008

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                           Consolidated Balance Sheets

                                                             December 31
                                                          2007          2006
                                                      --------------------------
                                                            (In Thousands)
Assets
Investments:
   Securities available-for-sale:
      Bonds                                           $ 3,942,876   $ 4,798,347
      Equity securities                                    98,379        85,565
   Bonds held-to-maturity                                  30,461        33,488
   Mutual funds                                            12,912        90,749
   Policy loans                                           100,114       101,314
   Cash and cash equivalents                               80,280        66,887
   Short-term investments                                 536,296         8,480
   Other invested assets                                   66,875        97,536
                                                      --------------------------
Total investments                                       4,868,193     5,282,366

Accrued investment income                                  39,105        45,367
Collateral held for securities lending                    105,270       179,868
Accounts receivable                                        50,578        17,052
Income taxes receivable                                        --         3,705
Reinsurance recoverable                                   519,095       508,506
Property and equipment, net                                59,436        60,106
Deferred policy acquisition costs                         346,842       463,607
Deferred sales inducement costs                           118,887       103,094
Goodwill and other intangible assets                        3,156            --
Other assets                                              107,368       103,841
Separate account assets                                 6,939,072     6,502,869
                                                      --------------------------
Total assets                                          $13,157,002   $13,270,381
                                                      ==========================

                                                             December 31
                                                          2007          2006
                                                      --------------------------
                                                            (In Thousands,
                                                         Except Share Amounts)
Liabilities and stockholder's equity
Liabilities:
   Policy reserves and annuity account values         $ 5,308,171   $ 5,514,176
   Policy and contract claims                               4,165         4,223
   Other policyholder funds                                18,093        18,439
   Accounts payable and accrued expenses                   20,006        64,925
   Income taxes payable                                     4,175            --
   Deferred income tax liability                           47,951        91,689
   Long-term debt                                         150,000       150,000
   Mortgage debt                                           42,334        44,004
   Securities lending obligation                          105,270       179,868
   Other liabilities                                       21,429        18,647
   Separate account liabilities                         6,939,072     6,502,869
                                                      --------------------------
Total liabilities                                      12,660,666    12,588,840

Stockholder's equity:
   Common stock, $10 par value, 1,000,000 shares
      authorized, 700,000 issued and outstanding            7,000         7,000
   Additional paid-in capital                              43,631        43,631
   Accumulated other comprehensive loss                  (198,321)      (21,931)
   Retained earnings                                      644,026       652,841
                                                      --------------------------
Total stockholder's equity                                496,336       681,541

                                                      --------------------------
Total liabilities and stockholder's equity            $13,157,002   $13,270,381
                                                      ==========================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Statements of Income

                                                             Year Ended December 31
                                                         2007         2006         2005
                                                      ------------------------------------
                                                                 (In Thousands)
Revenues:
   Insurance premiums and other considerations        $   8,047    $   7,689    $   8,997
   Asset-based fees                                     163,161      152,940      131,622
   Other product charges                                 32,968       31,007       29,152
   Net investment income                                282,333      268,922      252,978
   Net realized/unrealized capital gains (losses)       (14,350)       2,542        2,342
   Other revenues                                        36,813       13,173       16,381
                                                      ------------------------------------
Total revenues                                          508,972      476,273      441,472

Benefits and expenses:
   Annuity benefits:
      Interest credited to account balances             204,983      199,383      175,876
      Benefits in excess of account balances             31,607       34,130       27,630
   Traditional life insurance benefits                      313         (704)       1,554
   Other benefits                                         2,693       (4,089)      (4,353)
                                                      ------------------------------------
   Total benefits                                       239,596      228,720      200,707

   Commissions and other operating expenses             137,412      109,167      103,931
   Amortization of deferred policy acquisition
      Costs                                              73,174       55,853       57,416
   Interest expense                                      15,670       14,862       14,968
   Other expenses                                         9,809        9,887        9,726
                                                      ------------------------------------
Total benefits and expenses                             475,661      418,489      386,748
                                                      ------------------------------------

Income before income tax (benefit) expense               33,311       57,784       54,724
Income tax (benefit) expense                             (5,901)      10,462        9,436
                                                      ------------------------------------
Net income                                            $  39,212    $  47,322    $  45,288
                                                      ====================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity

                                                                   Accumulated
                                                     Additional       Other
                                            Common    Paid-In     Comprehensive    Retained
                                            Stock     Capital     Income (Loss)    Earnings     Total
                                           -------------------------------------------------------------
                                                                   (In Thousands)
Balance at January 1, 2005                 $ 7,000   $   43,631   $      24,884   $ 638,231   $ 713,746
   Comprehensive income:
     Net income                                 --           --              --      45,288      45,288
     Other comprehensive loss, net              --           --         (27,847)         --     (27,847)
                                                                                              ----------
   Comprehensive income                                                                          17,441
   Dividends paid                               --           --              --     (38,000)    (38,000)
                                           -------------------------------------------------------------
Balance at December 31, 2005                 7,000       43,631          (2,963)    645,519     693,187
   Comprehensive income:
     Net income                                 --           --              --      47,322      47,322
     Other comprehensive loss, net              --           --         (18,968)         --     (18,968)
                                                                                              ----------
   Comprehensive income                                                                          28,354
   Dividends paid                               --           --              --     (40,000)    (40,000)
                                           -------------------------------------------------------------
Balance at December 31, 2006                 7,000       43,631         (21,931)    652,841     681,541
   Change in accounting for income taxes        --           --              --      (1,327)     (1,327)
   Comprehensive loss:
     Net income                                 --           --              --      39,212      39,212
     Other comprehensive loss, net              --           --        (176,390)         --    (176,390)
                                                                                              ----------
   Comprehensive loss                                                                          (137,178)
   Dividends paid                               --           --              --     (46,700)    (46,700)
                                           -------------------------------------------------------------
Balance at December 31, 2007               $ 7,000   $   43,631   $    (198,321)  $ 644,026   $ 496,336
                                           =============================================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows

                                                                                   Year Ended December 31
                                                                              2007         2006        2005
                                                                           -----------------------------------
                                                                                       (In Thousands)
Operating activities
Net income                                                                 $   39,212   $  47,322   $  45,288
Adjustments to reconcile net income to net cash and
   cash equivalents provided by operating activities:
     Net realized/unrealized capital (gains) losses                            14,350      (2,542)     (2,342)
     Depreciation and amortization                                              4,733       4,634       4,483
     Amortization of investment premiums and discounts                         (1,997)     10,137       7,388
     Annuity and interest-sensitive life products -
        interest credited to account balances                                 204,983     199,383     175,876
     Policy acquisition costs deferred                                        (80,528)    (85,308)    (77,268)
     Amortization of deferred policy acquisition costs                         73,174      55,853      57,416
     Sales inducement costs deferred                                          (32,978)    (36,838)    (30,676)
     Amortization of sales inducement costs                                    17,185      13,234      11,501
     Net sales of mutual funds, trading                                            --       9,018         532
     Other changes in operating assets and liabilities                        (70,356)      6,494      19,459
                                                                           -----------------------------------
Net cash and cash equivalents provided by operating activities                167,778     221,387     211,657

Investing activities
Sales, maturities, or repayments of investments:
   Bonds available-for-sale                                                   958,728     524,353     761,924
   Equity securities available-for-sale                                        82,054       2,815       9,533
   Bonds held-to-maturity                                                       3,585       3,332       8,557
   Mutual funds, other than trading                                                --      35,270      42,523
   Mortgage loans                                                                  --          --         646
   Other invested assets                                                       45,138       2,890      13,251
                                                                           -----------------------------------
                                                                            1,089,505     568,660     836,434
Acquisitions of investments:
   Bonds available-for-sale                                                  (330,821)   (515,608)   (878,879)
   Equity securities available-for-sale                                       (17,612)    (14,654)    (16,591)
   Mutual funds, other than trading                                                --        (793)    (36,401)
   Other invested assets                                                      (11,907)    (24,537)    (51,023)
                                                                           -----------------------------------
                                                                             (360,340)   (555,592)   (982,894)

Net purchases of property and equipment                                        (3,748)     (1,615)     (1,638)
Net purchases of goodwill and intangible assets                                (3,176)         --          --
Net purchases of short-term investments                                      (520,480)    (33,582)         --
Net (increase) decrease in policy loans                                         1,200      (5,532)     (3,173)
                                                                           -----------------------------------
Net cash and cash equivalents provided by (used in) investing activities      202,961     (27,661)   (151,271)

                     Security Benefit Life Insurance Company
                                And Subsidiaries

                Consolidated Statements of Cash Flows (continued)

                                                                     Year Ended December 31
                                                                 2007         2006        2005
                                                             ------------------------------------
                                                                         (In Thousands)
Financing activities
Payments on mortgage debt                                    $    (1,670)  $  (1,562)  $  (1,460)
Dividends paid                                                   (46,700)    (40,000)    (38,000)
Cash received on reinsurance of block of business                105,083          --          --
Deposits to annuity account balances                             607,083     554,400     634,893
Withdrawals from annuity account balances                     (1,021,142)   (727,941)   (624,113)
                                                             ------------------------------------
Net cash and cash equivalents used in financing activities      (357,346)   (215,103)    (28,680)
                                                             ------------------------------------

Increase (decrease) in cash and cash equivalents                  13,393     (21,377)     31,706
Cash and cash equivalents at beginning of year                    66,887      88,264      56,558
                                                             ------------------------------------
Cash and cash equivalents at end of year                     $    80,280   $  66,887   $  88,264
                                                             ====================================

Supplemental disclosures of cash flow information
Cash paid (recovered) during the year for:
   Interest                                                  $    15,584   $  14,846   $  15,210
                                                             ====================================

   Income taxes                                              $    (1,921)  $  (3,696)  $   9,322
                                                             ====================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2007

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels and act as a third-party administrator in the servicing of financial services products.

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

Basis of Presentation

The consolidated financial statements include the operations and accounts of the Company and its subsidiaries, Security Investors, LLC (SI) (formerly Security Management Company, LLC) and Security Global Investors, LLC (see Note 10). Significant intercompany accounts and transactions have been eliminated in consolidation. The Company's ownership of SI was 90% at December 31, 2007 and 2006. Minority interest amounts held by SBC of $1,582,000 and $362,000 in the net income and members' equity of SI, respectively, are included in consolidated other expenses and other liabilities for the year ended December 31, 2007. As of December 31, 2006, minority interest amounts held by SBC of $1,593,000 and $241,000 in the net income and members' equity of SI, respectively, are included in consolidated other expenses and other liabilities.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect amounts reported and disclosed. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from those estimates.

Accounting Changes

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement of Financial Accounting Standard (SFAS) No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million.

In September 2005, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-01 provides clarifying guidance on accounting for deferred acquisition costs (DAC) and deferred sales inducement costs (DSIC) associated with an insurance or annuity contract that is significantly modified or internally replaced with another contract. Prior to the adoption, the Company accounted for many of these transactions as contract continuations and continued amortizing existing DAC and DSIC against revenue from the new or modified contract. Effective January 1, 2007, the Company adopted SOP 05-01 and these transactions are now being prospectively accounted for as contract terminations. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-01, the Company did not record any cumulative change in accounting principle, and it did not result in a material increase to DAC and DSIC amortization in 2007.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that would otherwise require bifurcation, if the holder irrevocably elects to account for the whole instrument on a fair value basis, and clarifies various aspects of SFAS No. 133 and SFAS No. 140 relating to derivative financial instruments and qualifying special-purpose entities holding derivative financial instruments. The Company adopted SFAS No. 155 as of January 1, 2007. The effect of adopting SFAS No. 155 was not material.

FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of Emerging Issues Task Force (EITF) 03-1. FSP FAS 115-1 and FAS 124-1 addresses (1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 was for the reporting periods that began after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's consolidated financial statements.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value that will result in greater consistency and comparability among financial statements prepared under GAAP. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, which for the Company is the fiscal period beginning January 1, 2008. The Company has not yet completed its assessment of the impact of SFAS No. 157.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective of SFAS No. 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No.159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS No. 159 also establishes presentation and disclosure requirements. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. The Company has elected not to utilize the fair value option provided by SFAS No. 159.

Investments

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

Mutual funds include affiliated mutual funds and seed money investments. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized capital gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/unrealized capital gains (losses) in the consolidated statements of income.

Policy loans are reported at unpaid principal. Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $58.1 million and $84.7 million at December 31, 2007 and 2006, respectively. During 2007, 2006, and 2005, the Company included $3.6 million, $6.3 million, and $2.7 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities. Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

Derivatives

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value, regardless of the purpose or intent for holding the instrument.
Changes in fair value of the derivative financial instruments are either recognized periodically in income or in stockholder's equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income or loss net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are included in deferred sales inducement costs of the consolidated balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate of 5%, of expected gross profits from investment (gross blended separate account return assumption of 7.5% for the years 2008 and thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized capital gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Goodwill and Other Intangible Assets

In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, intangible assets meeting certain criteria are recognized apart from goodwill. SFAS No. 142 prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Additionally, the Company assesses whether its goodwill and indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Property and Equipment

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:

                                                        2007       2006
                                                       ------------------
                                                         (In Thousands)

      Land                                             $   450   $   450
      Land improvements                                    539       539
      Data processing equipment                            495       399
      Computer software                                 18,155    18,148
      Other                                              1,859     1,761
      Building                                          54,978    52,139
      Furniture                                          7,394     6,687
                                                       ------------------
                                                        83,870    80,123
      Less accumulated depreciation                     24,434    20,017
                                                       ------------------
                                                       $59,436   $60,106
                                                       ==================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company. During 2005, the lease was modified to increase the amount of office space leased to the FHLB. The remaining terms of the operating lease remain unchanged. Expected future minimum rents to be received from the FHLB at December 31, 2007, related to the noncancelable portion of the lease are $955,000 annually for years 2008 through 2012 and $4,220,000 thereafter.

Business Owned Life Insurance

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $78,350,000 and $74,089,000 at December 31, 2007 and 2006, respectively, with the change in value of $4,261,000, $3,390,000, and $3,310,000, for 2007, 2006, and 2005, respectively, recorded in other revenues.

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

Policy Reserves and Annuity Account Values

Liabilities  for future  policy  benefits  for  traditional  life  products  are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.8% to 10% during 2007, from 2.75% to 15% during 2006, and from 1.5% to 15% during 2005.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of income as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Revenue from third-party administration of financial services products, included as a component of other revenues, is recorded as services are performed. Revenue on conversion contracts is recognized using the percentage of completion method based on costs incurred. Any anticipated losses on conversion contracts are charged to earnings when identified.

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2007 or 2006.

Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents and short-term investments: The carrying amounts
      reported  in  the  consolidated   balance  sheets  for  these  instruments
      approximate their fair values.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Business owned life insurance: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

      Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions.

      Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

      Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

      Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

      Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

Reclassifications

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2007 and 2006, is as follows:

                                                          December 31, 2007
                                         --------------------------------------------------
                                                         Gross        Gross
                                          Amortized   Unrealized   Unrealized      Fair
                                             Cost        Gains       Losses       Value
                                         --------------------------------------------------
                                                          (In Thousands)
Available-for-sale
Bonds:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies           $  138,702   $      714   $      404   $  139,012
   Corporate securities                   2,231,264       19,017      225,425    2,024,856
   Mortgage-backed securities             1,665,952        7,190       15,984    1,657,158
   Asset-backed securities                  147,767          640       26,557      121,850
                                         --------------------------------------------------
Total bonds                              $4,183,685   $   27,561   $  268,370   $3,942,876
                                         ==================================================

Equity securities                        $  100,840   $      591   $    3,052   $   98,379
                                         ==================================================

Held-to-maturity
Bonds:
   Obligations of states and political
     subdivisions                        $    1,273   $       --   $       22   $    1,251
   Corporate securities                      29,188        1,942          139       30,991
                                         --------------------------------------------------
Total bonds                              $   30,461   $    1,942   $      161   $   32,242
                                         ==================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

                                                           December 31, 2006
                                         ---------------------------------------------------
                                                          Gross        Gross
                                          Amortized    Unrealized   Unrealized      Fair
                                             Cost         Gains       Losses       Value
                                         ---------------------------------------------------
                                                           (In Thousands)
Available-for-sale
Bonds:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies           $   213,950   $       63   $    2,696   $   211,317
   Corporate securities                    2,609,395       23,346       34,947     2,597,794
   Mortgage-backed securities              1,880,200        3,408       30,330     1,853,278
   Asset-backed securities                   136,834          405        1,281       135,958
                                         ----------------------------------------------------
Total bonds                              $ 4,840,379   $   27,222   $   69,254   $ 4,798,347
                                         ====================================================

Equity securities                        $    85,205   $      380   $       20   $    85,565
                                         ====================================================

Held-to-maturity
Bonds:
   Obligations of states and political
     subdivisions                        $     1,634   $       --   $       72   $     1,562
   Corporate securities                       31,704        1,986           --        33,690
   Mortgage-backed securities                    150           --           --           150
                                         ----------------------------------------------------
Total bonds                              $    33,488   $    1,986   $       72   $    35,402
                                         ====================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                           Available-for-Sale         Held-to-Maturity
                                         -------------------------------------------------
                                         Amortized       Fair      Amortized      Fair
                                           Cost          Value        Cost        Value
                                         -------------------------------------------------
                                                          (In Thousands)
Due in one year or less                  $   76,440   $   76,206   $      551   $      554
Due after one year through five years       951,146      946,807       14,302       15,057
Due after five years through ten years      478,698      455,583       15,608       16,631
Due after ten years                         863,682      685,272           --           --
Mortgage-backed securities                1,665,952    1,657,158           --           --
Asset-backed securities                     147,767      121,850           --           --
                                         --------------------------------------------------
                                         $4,183,685   $3,942,876   $   30,461   $   32,242
                                         ==================================================

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2007 and 2006, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

                                                                                December 31, 2007
                                                ---------------------------------------------------------------------------------
                                                                              Greater Than or Equal
                                                   Less Than 12 Months            to 12 Months
                                                ----------------------------------------------------
                                                                  Gross                      Gross         Total     Total Gross
                                                   Carrying    Unrealized     Carrying    Unrealized     Carrying    Unrealized
                                                    Amount       Losses        Amount       Losses        Amount       Losses
                                                ---------------------------------------------------------------------------------
                                                                                  (In Thousands)
Fixed maturities, available-for-sale:
   U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                 $         --   $       --   $    74,995   $      404   $    74,995   $       404
   Corporate securities                              863,388      172,620       657,265       52,805     1,520,653       225,425
   Mortgage-backed securities                        295,137        4,692       778,624       11,292     1,073,761        15,984
   Asset-backed securities                            64,159       16,763        56,038        9,794       120,197        26,557
                                                ---------------------------------------------------------------------------------
Total fixed maturities, available-for-sale      $  1,222,684   $  194,075   $ 1,566,922   $   74,295   $ 2,789,606   $   268,370
                                                =================================================================================

Total equity securities, available-for-sale     $         --   $       --   $     3,052   $    3,052   $     3,052   $     3,052
                                                =================================================================================

Fixed maturities, held-to-maturity              $     11,105   $      139   $     1,260   $       22   $    12,365   $       161
                                                =================================================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

                                                                                December 31, 2006
                                                ---------------------------------------------------------------------------------
                                                                              Greater Than or Equal
                                                   Less Than 12 Months            to 12 Months
                                                ----------------------------------------------------
                                                                  Gross                      Gross         Total     Total Gross
                                                   Carrying    Unrealized     Carrying    Unrealized     Carrying    Unrealized
                                                    Amount       Losses        Amount       Losses        Amount       Losses
                                                ---------------------------------------------------------------------------------
                                                                                  (In Thousands)
Fixed maturities, available-for-sale:
   U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                 $     34,059   $      366   $   171,944   $    2,330   $   206,003   $     2,696
   Corporate securities                              425,248        4,658       885,298       30,289     1,310,546        34,947
   Mortgage-backed securities                        325,654        2,701     1,243,987       27,629     1,569,641        30,330
   Asset-backed securities                            42,124          487        21,590          794        63,714         1,281
                                                ---------------------------------------------------------------------------------
Total fixed maturities, available-for-sale      $    827,085   $    8,212   $ 2,322,819   $   61,042   $ 3,149,904   $    69,254
                                                =================================================================================

Total equity securities, available-for-sale     $         --   $       --   $        20   $       20   $        20   $        20
                                                =================================================================================

Fixed maturities, held-to-maturity              $         --   $       --   $     1,634   $       72   $     1,634   $        72
                                                =================================================================================

As of December 31, 2007, the Company held $2,789.6 million in available-for-sale fixed maturity securities with unrealized losses of $268.4 million. The Company's portfolio consists of fixed maturity securities where 75% are investment grade (rated AAA through BBB-) with an average price of $91 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 305 securities with a carrying value of $1,222.7 million and unrealized losses of $194.1 million reflecting an average price of $86. Of this portfolio, 66% were investment grade (rated AAA through BBB-) at December 31, 2007, with associated unrealized losses of $166.2 million. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. Deterioration in the subprime housing sector has resulted in illiquidity and limited market price discovery for those securities. At present, the Company cannot ascertain as to the duration of the current market conditions and the resulting impact on such positions but believed these losses to be temporary.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 239 securities with a carrying value of $1,566.9 million and unrealized losses of $74.3 million. Of this portfolio, 87% were investment grade (rated AAA through BBB-) at December 31, 2007, with associated unrealized losses of $67.1 million.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company closely monitors those securities where impairment concerns may exist. While the portfolio is in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) the Company's ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

At December 31, 2007, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are listed below by the length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below:

                                              December 31, 2007
                                     ------------------------------------
                                     Amortized   Unrealized    Estimated
                                       Cost         Loss      Fair Value
                                     ------------------------------------
                                                 (In Thousands)
   Less than 12 months:
      Corporate securities           $   2,496   $    1,265   $    1,231
      Asset-backed securities           46,367       34,735       11,632
                                     ------------------------------------
                                        48,863       36,000       12,863

   Greater than 12 months:
      Asset-backed securities            4,857        2,018        2,839
                                     ------------------------------------
                                         4,857        2,018        2,839
                                     ------------------------------------
   Total                             $  53,720   $   38,018   $   15,702
                                     ====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The debt securities included on the watch list are concentrated with mortgage risk, including sub-prime risk, within CDO securities. The watch list includes 10 securities, of which 3 have been on the list for over 12 months. The combined fair value of the watch list securities was 29% of book value. This is in part due to a conservative position that management has taken relative to market prices for these securities in consideration of the current market conditions and the absence of actual market activity. Formal operating procedures relevant to the testing for impairment of asset-backed securities are followed when evaluating these holdings. Economic conditions, liquidity, cash flow, collateral sufficiency, and stable to improving operating performance are factors in analyzing such securities. Being current as to principal and interest are also factors considered in concluding if other-then-temporary impairment charges are necessary. Cash flow testing based on default and recovery rate assumptions is performed on securities that are deemed necessary due to market values and/or credit ratings. Upon review of the analysis and discussion, an exercise of judgment to determine the weight given to each factor and its influence on the security is performed to determine if a reduction in principal should occur. At present, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

Major categories of net investment income for the years ended December 31, 2007, 2006, and 2005, are summarized as follows:

                                              2007         2006         2005
                                           -------------------------------------
                                                       (In Thousands)

   Interest on bonds                       $ 254,298   $   259,507   $  244,493
   Dividends on equity securities              5,550         4,648        3,177
   Dividends on mutual funds                   2,038         3,387        2,106
   Interest on policy loans                    6,215         6,053        5,798
   Interest on short-term investments         10,607         4,133        2,797
   Other                                      12,012        (1,045)         272
                                           -------------------------------------
   Total investment income                   290,720       276,683      258,643

   Less investment expenses                    8,387         7,761        5,665
                                           -------------------------------------
   Net investment income                   $ 282,333   $   268,922   $  252,978
                                           =====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Proceeds from sales of bonds and equity securities available-for-sale and related realized gains and losses for the years ended December 31, 2007, 2006, and 2005, are as follows:

                                              2007         2006         2005
                                           -------------------------------------
                                                       (In Thousands)

   Proceeds from sales                     $ 726,782   $   285,955   $  386,462
   Gross realized gains                        7,536         3,604        7,491
   Gross realized losses                       3,996         2,030        4,165

Net realized/unrealized capital gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2007, 2006, and 2005, consist of the following:

                                              2007         2006         2005
                                           -------------------------------------
                                                       (In Thousands)
   Realized gains (losses):
      Bonds                                $   3,540   $     1,574   $    2,532
      Equity securities                           --            --          794
      Mutual funds - trading                      --            --          616
      Mutual funds - other than trading           --            --           26
      Other                                       --             3           --
                                           -------------------------------------
   Total realized gains                        3,540         1,577        3,968

   Impairments:
      Bonds                                  (20,345)           --       (1,524)
                                           -------------------------------------
   Total impairments                         (20,345)           --       (1,524)

   Holding gains (losses):
      Mutual funds - trading                      --            --         (604)
      Mutual funds - other than trading        2,240         1,883        1,513
                                           -------------------------------------
   Total holding gains                         2,240         1,883          909
                                           -------------------------------------
                                             (14,565)        3,460        3,353
   Related impact on deferred policy
      acquisition costs                          215          (918)      (1,011)
                                           -------------------------------------
   Net realized/unrealized capital
      gains (losses)                       $ (14,350)  $     2,542   $    2,342
                                           =====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

There were no outstanding agreements to sell securities at December 31, 2007 or 2006.

At December 31, 2007 the Company had approximately $1.6 billion in securities pledged as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 14), and the home office building (see
Note 15).

At December 31, 2007, bonds available-for-sale with a carrying amount of $3.9 million were held in joint custody with the Kansas Insurance Department to comply with statutory regulations.

Derivative Instruments

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has entered into several interest rate swap agreements to manage interest rate risk. The interest rate swap agreements effectively modify the Company's exposure to interest rate risk by converting certain of the Company's fixed rate liabilities to a floating rate based on LIBOR. These agreements involve the receipt of fixed rate amounts in exchange for floating rate interest payments over the life of the agreements without an exchange of the underlying principal amount. The notional amount of the swaps was $41.5 million at December 31, 2006. The liabilities had matured at December 31, 2007.

The Company also has interest rate swap agreements which effectively modify fixed rate bonds into floating rate investments based on LIBOR over the next ten years. The notional amounts of these swaps are $112 million at December 31, 2007 and 2006.

During the years ended December 31, 2007, 2006, and 2005, the Company recognized a net loss of $1,104,000, net gain of $296,000, and net gain of $709,000, respectively, related to the ineffective portion of its fair value hedges that has been included in net investment income in the consolidated statements of income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Cash Flow Hedging Strategy

The Company has entered into interest rate swap agreements that effectively convert a portion of its floating rate liabilities to a fixed rate basis, thus reducing the impact of interest rate changes on future income. The swap agreements expired during 2005. During the year ended December 31, 2005, the Company recognized a gain of $251,000 related to the ineffective portion of these hedging instruments that has been included in net investment income in the consolidated statements of income.

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and realized/unrealized capital gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2007, 2006, and 2005, the Company realized a loss of $1.6 million, $14.6 million, and $7.9 million, respectively, on these futures contracts that has been included in net investment income in the consolidated statements of income. The Company held 817 and 375 futures contracts at December 31, 2007 and 2006, respectively.

3. Deferred Policy Acquisition Costs

The following table summarizes the components of DAC for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Deferred policy acquisition costs                  $  380,236   $ 380,863
      Present value of future profits                        69,941      82,744
      Unearned premium liability                           (103,335)         --
                                                         -----------------------
      Balance at end of year                             $  346,842   $ 463,607
                                                         =======================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. Deferred Policy Acquisition Costs (continued)

An analysis of the DAC asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned premium liability) is presented below for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Balance at beginning of year                       $  380,863   $ 330,794
         Cost deferred during the year                       80,528      85,308
         Amortized to expense during the year               (65,148)    (43,980)
         Effect of realized (gains) losses on
            amortization of deferred policy acquisition
            costs                                               215        (918)
         Effect of unrealized gains (losses)                (15,679)     10,836
         Other                                                 (543)     (1,177)
                                                         -----------------------
      Balance at end of year                             $  380,236   $ 380,863
                                                         =======================

Included in deferred policy acquisition costs in the consolidated balance sheets, the Present Value of Future Profits (PVFP) reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. The PVFP relates to reinsurance assumed in 2000 and 2003.

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Balance at beginning of year                       $   82,744   $  94,617
         Imputed interest                                     5,378       6,091
         Amortization                                       (18,181)    (17,964)
                                                         -----------------------
      Balance at end of year                             $   69,941   $  82,744
                                                         =======================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. Deferred Policy Acquisition Costs (continued)

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 13.8% and 14.8% of the December 31, 2007, deferred policy acquisition cost balance in each of the years 2008 through 2012. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

As a result of the  reinsurance  transaction  entered into during 2007 (see Note
7), the Company recorded an unearned premium liability which is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned premium liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets. An analysis of the unearned premium liability and associated amortization as of December 31, 2007, is presented as follows (in thousands):

      Unearned premium liability                                      $(108,113)
      Amortization                                                        4,778
                                                                      ----------
      Balance at end of year                                          $(103,335)
                                                                      ==========

4. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Balance at beginning of year                       $  103,094   $  79,490
         Acquisition                                         32,978      36,838
         Amortization                                       (17,185)    (13,234)
                                                         -----------------------
      Balance at end of year                             $  118,887   $ 103,094
                                                         =======================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

                                                                 Unrealized
                                                               Gains (Losses)    Derivative
                                                               on Available-    Instruments
                                                                  for-Sale         Gains
                                                                 Securities       (Losses)       Total
                                                               -----------------------------------------
                                                                             (In Thousands)
Accumulated other comprehensive income (loss) at
   January 1, 2005                                               $   25,619     $      (735)  $   24,884
     Other comprehensive (loss) income:
       Unrealized losses on available-for-sale securities           (95,952)             --      (95,952)
       Change in fair value of derivatives                               --             494          494
       Gains reclassified into earnings from other
         comprehensive income                                         3,341              --        3,341
       Effect on deferred policy acquisition costs                   49,275              --       49,275
       Change in deferred income taxes                               15,168            (173)      14,995
                                                                 ----------------------------------------
     Total other comprehensive (loss) income                        (28,168)            321      (27,847)
                                                                 ----------------------------------------
Accumulated other comprehensive loss at
   December 31, 2005                                                 (2,549)           (414)      (2,963)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities           (34,771)             --      (34,771)
       Gains reclassified into earnings from other
         comprehensive loss                                           3,460              --        3,460
       Effect on deferred policy acquisition costs                   10,836              --       10,836
       Change in deferred income taxes                                1,507              --        1,507
                                                                 ----------------------------------------
     Total other comprehensive loss                                 (18,968)             --      (18,968)
                                                                 ----------------------------------------
Accumulated other comprehensive loss at
   December 31, 2006                                                (21,517)           (414)     (21,931)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities          (187,033)             --     (187,033)
       Losses reclassified into earnings from other
         comprehensive loss                                         (14,565)             --      (14,565)
       Effect on deferred policy acquisition costs                  (15,679)             --      (15,679)
       Change in deferred income taxes                               40,887              --       40,887
                                                                 ----------------------------------------
     Total other comprehensive loss                                (176,390)             --     (176,390)
                                                                 ----------------------------------------
Accumulated other comprehensive loss at
   December 31, 2007                                             $ (197,907)    $      (414)  $ (198,321)
                                                                 ========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. Employee Benefit Plans

Substantially all employees of the Company are covered by a qualified, noncontributory defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of five consecutive years during the last ten years of service.

Effective July 31, 2007 the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee is not fully vested as of July 1, 2007, vesting service will continue until the employee is vested or employment ceases. This event has been accounted for as a plan curtailment by SBC. Concurrent with the curtailment of the defined benefit pension plan, the definition of pay under this plan was expanded to include bonuses (except for purposes of the profit-sharing contribution), and the Company match will be increased to 100% of the first 5% of pay. In addition, the Company will provide a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contributions will be paid over a five-year period.

Pension cost for the year is allocated to each sponsoring company based on the ratio of salary costs for each company to total salary costs for all companies. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $1,492,000, $1,775,000, and $1,446,000 for 2007, 2006, and 2005, respectively.

The Company participates in a number of annual discretionary incentive compensation plans for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts. Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. Incentive compensation expense amounted to $5,267,000, $5,323,000, and $5,097,000 for 2007, 2006, and 2005, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. Reinsurance

Principal reinsurance assumed transactions for the years ended December 31, 2007, 2006, and 2005, are summarized as follows, with the majority of the reinsurance balances resulting from the 2003 and 2000 acquisitions of blocks of deferred annuity contracts:

                                                2007         2006        2005
                                              ----------------------------------
                                                        (In Thousands)

      Reinsurance assumed:
         Premiums received                    $  41,164   $  48,068   $  56,729
                                              ==================================
         Commissions paid                     $   3,412   $   3,769   $   4,389
                                              ==================================
         Claims paid                          $   8,486   $   7,077   $   9,354
                                              ==================================
         Surrenders paid                      $ 210,590   $ 232,485   $ 257,327
                                              ==================================

Principal reinsurance ceded transactions for the years ended December 31, 2007, 2006, and 2005, are summarized as follows, with the majority of the reinsurance balances resulting from the 2007 and 1997 transfers of the Company's life insurance business to another insurer:

                                                2007         2006        2005
                                              ----------------------------------
                                                        (In Thousands)

      Reinsurance ceded:
         Premiums paid                        $  75,378   $  35,317   $  36,440
                                              ==================================
         Commissions received                 $   3,272   $   3,028   $   3,238
                                              ==================================
         Claim recoveries                     $  20,629   $  21,725   $  23,966
                                              ==================================
         Surrenders paid                      $  58,888   $  13,283   $  12,951
                                              ==================================

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. Reinsurance (continued)

At December 31, 2007 and 2006, the Company has receivables totaling $519,095,000 and $508,506,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2007 and 2006, was $3.9 billion and $4.1 billion, respectively.

Effective October 1, 2007, the Company reinsured, through an 85% coinsurance of general account liabilities and an 85% modified coinsurance of separate account liabilities, a block of approximately 14,600 deferred annuity contracts with separate account balances of $1.3 billion. The Company received a reinsurance commission of $35.3 million in addition to other related items for a total unearned premium liability of $108.1 million, which has been deferred and is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The Company has taken reserve credits of $3.5 million for general account liabilities reinsured at December 31, 2007, while separate account assets and liabilities continue to be reported on the books of the Company. The reserves were collateralized by assets of the reinsurer held in trust of $10.3 million.

8. Variable Annuity Contracts

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

      o Return of Premium Death Benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o Reset provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Note to Consolidated Financial Statements (continued)

8. Variable Annuity Contracts (continued)

      o Roll-Up Death Benefit provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

      o Step-Up Death Benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

      o Enhanced Death Benefit provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

      o Combo Death Benefit provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                        2007                                 2006
                          --------------------------------------------------------------------------
                                                   Weighted                               Weighted
                           Account   Net Amount     Average      Account   Net Amount     Average
                            Value     at Risk     Attained Age    Value     at Risk     Attained Age
                          --------------------------------------------------------------------------
                                                    (Dollars in Millions)
Return of premium         $  2,490     $    6          61        $ 2,919     $   15         62
Reset                          176          1          53            178          2         52
Roll-up                        667         13          59            712         57         58
Step-up                      4,400         64          62          4,869         56         61
Combo                          249         14          66            447         27         65
                          --------------------                   -------------------
Subtotal                     7,982         98          61          9,125        157         61

Enhanced                        --          7          66             --         21         65
                          --------------------                   -------------------
Total GMDB                $  7,982     $  105          61        $ 9,125     $  178         61
                          ====================                   ===================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

              Note to Consolidated Financial Statements (continued)

8. Variable Annuity Contracts (continued)

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2007 and 2006, was $5,019,000 and $4,674,000,
respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2007 and 2006, was $370,000 and $736,000, respectively.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of income as benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2007:

      o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

      o     Mean long-term gross blended separate account growth rate of 7.5%.

      o     Equity volatility of 18%.

      o     Bond volatility of 5%.

      o     Mortality is 100% of Annuity 200 table.

      o Asset fees are equal to fund management fees and product loads (varies by product).

      o Discount rate is the long-term growth rate less asset fees (varies by product).

      o     Lapse rates vary by product and duration.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

              Note to Consolidated Financial Statements (continued)

9. Income Taxes

The Company files a consolidated life/non-life federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal
Revenue Service (IRS) is not currently examining any of SBMHC's federal tax returns. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

The Company adopted the provisions of FIN 48 on January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance at January 1, 2007                                                                $    5,102
   Additions based on tax positions related to current year                                    1,556
   Reductions as a result of a lapse of the applicable statute of limitations                 (1,181)
                                                                                          -----------
Balance at December 31, 2007                                                              $    5,477
                                                                                          ===========

As of December 31, 2007, the Company has $5.5 million of gross unrecognized tax benefits. If recognized, approximately $1.3 million would increase the Company's effective income tax rate. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded interest of $71,000 for the 12 months ended December 31, 2007, and recorded a liability at December 31, 2007, of $162,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

              Note to Consolidated Financial Statements (continued)

9. Income Taxes (continued)

Income tax expense (benefit) consists of the following for the years ended December 31, 2007, 2006, and 2005:

                                                           2007          2006         2005
                                                        --------------------------------------
                                                                     (In Thousands)
Current                                                 $     3,880   $    (3,296)  $   2,027
Deferred                                                     (9,781)       13,758       7,409
                                                        --------------------------------------
                                                        $    (5,901)  $    10,462   $   9,436
                                                        ======================================

The differences between reported income tax expense (benefit) and that resulting from applying the statutory federal rate to income before income tax expense are as follows:

                                                            2007          2006        2005
                                                        --------------------------------------
                                                                     (In Thousands)
Federal income tax expense computed at statutory
   rate                                                 $    11,681   $    20,224   $  19,153
(Decreases) increases in taxes resulting from:
     Dividends received deduction                           (12,019)       (5,877)     (5,248)
     Credits                                                 (1,959)       (2,915)     (3,445)
     Other                                                   (3,604)         (970)     (1,024)
                                                        --------------------------------------
                                                        $    (5,901)  $    10,462   $   9,436
                                                        ======================================

Credits primarily include low-income housing tax credits and foreign tax credits. Other includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. Income Taxes (continued)

Net deferred income tax assets or liabilities consist of the following:

                                                            December 31
                                                         2007        2006
                                                      ----------------------
                                                          (In Thousands)
Deferred income tax assets:
   Future policy benefits                             $  50,355   $  76,081
   Deferred loss on investments                           1,504          --
   Deferred gain on life coinsurance agreement            2,457       2,948
   Net unrealized capital loss on investments            90,011      17,378
   Other                                                  4,709       3,251
                                                      ----------------------
Total deferred income tax assets                        149,036      99,658
Valuation allowance related to unrealized loss          (40,819)     (5,660)
                                                      ----------------------
Net deferred income tax assets                          108,217      93,998

Deferred income tax liabilities:
   Deferred policy acquisition costs                    141,422     171,877
   Depreciation                                           2,539       3,074
   Deferred gain on investment                               --       1,877
   Other                                                 12,207       8,859
                                                      ----------------------
Total deferred income tax liabilities                   156,168     185,687
                                                      ----------------------
Net deferred income tax liability                     $  47,951   $  91,689
                                                      ======================

SFAS No. 109, Accounting for Income Taxes, requires companies to determine whether a deferred income tax asset will be realized in future years and establish a valuation allowance for any portion of the deferred tax assets that it believes will not be realized. Included in deferred tax assets is a significant deferred tax asset relating to unrealized capital losses that have been recognized for financial statement purposes but not for tax return purposes. Under current U.S. federal income tax law, capital losses must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Based on the current situation, the Company does not believe it will be able, either through future operations or implementing tax planning strategies to generate sufficient capital gains to enable the Company to utilize all of its deferred tax assets related to the unrealized losses. Accordingly, a $40.8 million and $5.7 million valuation allowance for deferred tax assets was established as of December 31, 2007 and 2006, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. Income Taxes (continued)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the dividends received deduction (DRD) related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies and added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that we receive. Management believes that is likely that any such regulations would apply prospectively only. For the year ended December 31, 2007, the Company recorded a benefit of approximately $9.4 million related to the current year's separate account DRD.

During 2006, deferred income tax assets related to credits carried over were sold to the parent, the ultimate filer of the tax return.

10. Business Combination

On June 15, 2007, the Company acquired Avera Global Partners, an asset management business primarily involved in the management of global assets, through an asset purchase. The acquisition was accounted for using the purchase method, and 100% of the results since June 15, 2007, have been included in the consolidated financial statements. The acquisition provides the Company global asset management capabilities. The aggregate purchase price was $3.5 million. The following table summarizes the Company's initial allocation of the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Current assets                                                    $   1,314
Fixed and other assets                                                   38
Intangible assets subject to amortization:
   Noncompetition agreements                                            280
Goodwill not subject to amortization                                  2,896
                                                                  ----------
                                                                      4,528
Current liabilities                                                  (1,063)
                                                                  ----------
Net assets acquired                                               $   3,465
                                                                  ==========

The goodwill will be deductible for income tax purposes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

11. Goodwill and Other Intangible Assets

An analysis of the goodwill and other intangible assets balances is presented below for the year ended December 31:

                                                          Other
                                                       Intangible
                                            Goodwill     Assets      Total
                                            ---------------------------------
                                                     (In Thousands)

Balance at January 1, 2007                  $     --    $     --    $     --
   Acquisition                                 2,896         280       3,176
   Amortization                                   --         (20)        (20)
                                            ---------------------------------
Balance at December 31, 2007                $  2,896    $    260    $  3,156
                                            =================================

The  intangible   asset  subject  to  amortization   includes  a  noncompetition
agreement. Amortization is straight-line over seven years. Impairment of the goodwill and intangibles will be evaluated annually.

The estimated amortization for the years ending December 31, 2008 through December 31, 2012, is $200,000, or $40,000 per year for each respective year-end.

12. Condensed Fair Value Information

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the
Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. Condensed Fair Value Information (continued)

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                              December 31, 2007           December 31, 2006
                                          ------------------------------------------------------
                                            Carrying        Fair        Carrying        Fair
                                             Amount        Value         Amount        Value
                                          ------------------------------------------------------
                                                              (In Thousands)
Bonds (Note 2)                            $ 3,973,337   $ 3,975,118   $ 4,831,835   $ 4,833,749
Equity securities (Note 2)                     98,379        98,379        85,565        85,565
Mutual funds                                   12,912        12,912        90,749        90,749
Policy loans                                  100,114       100,683       101,314       101,844
Business owned life insurance                  78,350        78,350        74,089        74,089
Separate account assets                     6,939,072     6,939,072     6,502,869     6,502,869
Supplementary contracts without life
   contingencies                              (15,064)      (17,591)      (16,503)      (18,093)
Individual and group annuities             (4,546,544)   (4,333,465)   (4,728,930)   (4,515,059)
Long-term debt                               (150,000)     (160,211)     (150,000)     (166,920)
Mortgage debt                                 (42,334)      (44,930)      (44,004)      (46,846)
Interest rate swaps                            (2,561)       (2,561)          952           952
Separate account liabilities               (6,939,072)   (6,939,072)   (6,502,869)   (6,502,869)

13. Commitments and Contingencies

The Company leases office space under several operating lease agreements. The leases contain escalation clauses which vary, but average at a rate of 2%. Total expense for all operating leases amounted to $134,000 during 2007.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. Commitments and Contingencies (continued)

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $13.5 million and $21.2 million at December 31, 2007 and 2006, respectively, over the next few years as required by the general partner.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2007 and 2006, the Company has reserved $1,800,000 and $1,465,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

14. Long-Term Debt

At December 31, 2007, the Company has access to a $143 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (4.25% at December 31, 2007). The Company had no borrowings under this line of credit at December 31, 2007. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by the FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2007.

The Company has outstanding surplus notes of $150 million at December 31, 2007 and 2006. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

15. Mortgage Debt

The primary mortgage financing for the Company's home office property was arranged through the FHLB, which also occupies a portion of the premises.
Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that it presently occupies (see Note 1).

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $79,616 applicable to the portion of the building leased to the FHLB. The monthly payments applicable to the portion of the building leased to the FHLB increased by $16,800 in 2005 due to the modified lease agreement (see Note 1). The financing is collateralized by a first mortgage on the premises and $25 million of other marketable securities. At December 31, 2007, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

      2008                                  $   1,786
      2009                                      1,909
      2010                                      2,042
      2011                                      2,184
      2012                                      2,537
      Thereafter                               31,876
                                            ---------
                                            $  42,334
                                            =========

16. Related-Party Transactions

The Company owns shares of affiliated mutual funds managed by SI with net asset values totaling $10,759,000 and $88,565,000 at December 31, 2007 and 2006,
respectively.

On April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or repayment penalty. The principal balance at December 31, 2007, was $40,000,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

The Company paid $53,878,000 and $55,160,000 in 2007 and 2006, respectively, to affiliates for providing management, investment, and administrative services. The Company has a payable to its affiliates of $140,620 and $6,248,000 for the years ended December 31, 2007 and 2006, respectively.

The Company paid $46,700,000,  $40,000,000,  and $38,000,000 in dividends to SBC in 2007, 2006, and 2005, respectively.

The Company writes conversion and third-party administration contracts on behalf of se(2), inc. (se(2)), an affiliate. Accordingly, all of the revenue is collected by the Company. The Company paid $19,281,000 to se(2) during 2007 for administrative services related to these contracts. A management agreement is in place in which the Company reimburses se(2) for expenses incurred by se(2) directly applicable to providing administration and conversion support for these contracts.

17. Statutory Financial Information

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance
Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Statutory capital and surplus of the insurance operations were $604,938,000 and $574,719,000 at December 31, 2007 and 2006, respectively. Statutory net income of the insurance operations was $19,138,000, $38,890,000, and $36,079,000 for the years ended December 31, 2007, 2006, and 2005, respectively.

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

18. Subsequent Event

On June 28, 2007, the Company and its parent, SBC, entered into a purchase agreement to acquire 100% of the outstanding shares and membership interests of Rydex Holdings, Inc. (Rydex).

Rydex is an investment management firm that principally sponsors, advises and manages non-traditional, quantitative-oriented open-end mutual funds and exchange traded funds (Rydex Funds) that cover a wide range of traditional and alternative asset classes. Shares of the Rydex Funds are sold through registered investment advisors and broker/dealers, other institutional financial intermediaries, including insurance companies, and directly to retail investors. Rydex also offers its registered investment advisor clients turnkey brokerage, custody, and back office products and services. In addition, Rydex offers its investment clients the ability to engage in intraday trading within the Rydex Funds. This feature is made possible by proprietary trading techniques which allow Rydex to actively and efficiently manage cash inflows and outflows within the funds on a real-time basis. As a result of the systems' capabilities, the process has become automated, scaleable, and cost-effective, with only negligible marginal costs incurred with increased trading volume. Rydex currently manages 61 open-end mutual funds, 55 variable trust subaccounts and 25 exchange traded funds, with approximately $16 billion of assets under management. The business of the Company and Rydex are closely related and will afford the combined companies benefits associated with marketing and managing products and scale of operations. The value of Rydex was determined based upon an independent appraisal and multiples of assets under management.

The transaction was effective and closed on January 17, 2008, with the aggregate purchase price of $752.1 million and estimated expenses of $14.5 million (net assets acquired of $766.6 million). The acquisition is expected to be financed by cash on hand and debt of $250 million. The sellers are financing $243.4 million on an interim basis with payments of $124.4 million and $127.1 million (including interest at 9%) due on April 17, 2008, and July 17, 2008, respectively. The Company's parent, SBC, anticipates issuing debt in the amount of $250 million to cover these payments.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

18. Subsequent Event (continued)

The following table summarizes the company's initial allocation of the estimated fair values of assets acquired and liabilities assumed at the date of acquisition (in thousands):

   Current assets                                               $   46,900
   Fixed and other assets                                            4,800
   Intangible assets not subject to amortization:
     Management contracts                                          336,000
     Trade name                                                    240,000
   Intangible assets subject to amortization:
     Processes and technology                                       59,000
     Noncompetition agreements                                      20,000
   Goodwill not subject to amortization                             81,600
                                                                -----------
                                                                   788,300
   Current liabilities                                             (21,700)
                                                                -----------
   Net assets acquired                                          $  766,600
                                                                ===========

The weighted average amortization period is 8.7 years for the intangible assets subject to amortization. Goodwill will be deductible for income tax purposes.

On January 7, 2008, the Company acquired through an asset purchase an asset management business primarily involved in the management of large- and mid-cap growth assets. The team manages approximately $475 million in assets for institutional and retail clients. The acquisition will enhance the Company's asset management expertise in the area of large- and mid-cap growth assets. The aggregate purchase price was $500,000 and the acquisition will be accounted for using the purchase method. The allocation of the purchase price to the fair value of assets and liabilities acquired has not been completed at this time. It is expected that any goodwill will be tax deductible.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
AdvanceDesigns Variable Annuity
Year ended December 31, 2007
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                              Financial Statements

                          Year ended December 31, 2007

                                    Contents

Report of Independent Registered Public Accounting Firm.....................   1

Audited Financial Statements

Statements of Net Assets....................................................   3
Statements of Operations....................................................  15
Statements of Changes in Net Assets.........................................  27
Notes to Financial Statements...............................................  41

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - AdvanceDesigns Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, American Century VP Ultra, American Century VP Value, Direxion Evolution VP All Cap Equity, Direxion Evolution VP Managed Bond, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Franklin Income Securities, Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Global High Yield Bond, Legg Mason Partners Variable Small Cap Growth, MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Mutual Discovery Securities, Neuberger Berman AMT Socially Responsive, Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, Royce Micro-Cap, Rydex VT Absolute Return Strategies, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT Sector Rotation, SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, Van Kampen LIT Comstock, Van Kampen LIT Government, and Van Kampen UIF Emerging Markets Equity Subaccounts, which are available for investment by contract owners of the AdvanceDesigns Variable Annuity, as of December 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the AdvanceDesigns Variable Annuity at December 31, 2007, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

March 31, 2008

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                            Statements of Net Assets

                                December 31, 2007

                                                        AIM V.I.       AIM V.I.         AIM V.I.        AIM V.I.
                                       AIM V.I.         Capital         Global          Global       International
                                      Basic Value     Development     Health Care     Real Estate        Growth
                                     -------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $   7,009,064   $   9,768,395   $     593,232   $  5,613,428   $    31,148,765
                                     ------------------------------------------------------------------------------
Total assets                             7,009,064       9,768,395         593,232      5,613,428        31,148,765
                                     ------------------------------------------------------------------------------
Net assets                           $   7,009,064   $   9,768,395   $     593,232   $  5,613,428   $    31,148,765
                                     ==============================================================================

Net assets:
   Accumulation assets               $   7,009,064   $   9,766,595   $     593,232   $  5,613,428   $    31,146,939
   Annuity assets                               --           1,800              --             --             1,826
                                     ------------------------------------------------------------------------------
Net assets                           $   7,009,064   $   9,768,395   $     593,232   $  5,613,428   $    31,148,765
                                     ==============================================================================

Units outstanding:                         490,400         993,524          44,484        249,232         1,782,347

Unit value                           $       14.30   $        9.84   $       13.34   $      22.52   $         17.47

Mutual funds, at cost                $   6,649,142   $  11,026,555   $     482,701   $  5,887,057   $    24,345,513
Mutual fund shares                         555,393         527,166          24,656        256,555           937,087

See accompanying notes.

                        Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                        AIM V.I.          American          American         Direxion             Direxion
                                     Mid Cap Core       Century VP        Century VP       Evolution VP         Evolution VP
                                        Equity             Ultra             Value        All-Cap Equity        Managed Bond
                                     --------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $     781,553   $      2,476,301   $    34,272,064   $    21,749,446   $          8,762,059
                                     --------------------------------------------------------------------------------------------
Total assets                               781,553          2,476,301        34,272,064        21,749,446              8,762,059
                                     --------------------------------------------------------------------------------------------
Net assets                           $     781,553   $      2,476,301   $    34,272,064   $    21,749,446   $          8,762,059
                                     ============================================================================================

Net assets:
   Accumulation assets               $     781,553   $      2,476,301   $    34,270,246   $    21,749,446   $          8,762,059
   Annuity assets                               --                 --             1,818                --                     --
                                     --------------------------------------------------------------------------------------------
Net assets                           $     781,553   $      2,476,301   $    34,272,064   $    21,749,446   $          8,762,059
                                     ============================================================================================

Units outstanding:                          51,565            194,345         2,484,929         1,899,707              1,000,016

Unit value                           $       15.16   $          12.75   $         13.79   $         11.45   $               8.76

Mutual funds, at cost                $     742,684   $      2,054,937   $    36,522,721   $    20,957,663   $          8,849,053
Mutual fund shares                          54,087            205,332         4,594,111           863,416                446,133

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                       Dreyfus IP      Dreyfus VIF         Franklin        Janus Aspen          Janus Aspen
                                       Technology     International         Income         INTECH Risk-          Large Cap
                                         Growth          Value            Securities       Managed Core            Growth
                                     --------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $     306,024   $      9,115,025   $        15,443   $    14,238,062   $         11,802,465
                                     --------------------------------------------------------------------------------------------
Total assets                               306,024          9,115,025            15,443        14,238,062             11,802,465
                                     --------------------------------------------------------------------------------------------
Net assets                           $     306,024   $      9,115,025   $        15,443   $    14,238,062   $         11,802,465
                                     ============================================================================================

Net assets:
   Accumulation assets               $     306,024   $      9,115,025   $        15,443   $    14,238,062   $         11,802,465
   Annuity assets                               --                 --                --                --                     --
                                     --------------------------------------------------------------------------------------------
Net assets                           $     306,024   $      9,115,025   $        15,443   $    14,238,062   $         11,802,465
                                     ============================================================================================

Units outstanding:                          28,003            652,726             1,541         1,378,572              1,124,269

Unit value                           $       10.93   $          13.96   $         10.03   $         10.33   $              10.49

Mutual funds, at cost                $     265,126   $      8,653,261   $        15,673   $    13,798,944   $         11,315,696
Mutual fund shares                          28,816            524,153               892         1,071,336                452,722

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                 Legg Mason     Legg Mason
                                                  Partners       Partners        Legg Mason
                                   Janus Aspen    Variable    Variable Global      Partners         MFS VIT
                                     Mid Cap     Aggressive     High Yield      Variable Small     Research
                                     Growth        Growth          Bond           Cap Growth     International
                                   ----------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $   140,256   $   84,305   $         4,364   $       28,344   $      29,783
                                   ----------------------------------------------------------------------------
Total assets                           140,256       84,305             4,364           28,344          29,783
                                   ----------------------------------------------------------------------------
Net assets                         $   140,256   $   84,305   $         4,364   $       28,344   $      29,783
                                   ============================================================================

Net assets:
   Accumulation assets             $   140,256   $   84,305   $         4,364   $       28,344   $      29,783
   Annuity assets                           --           --                --               --              --
                                   ----------------------------------------------------------------------------
Net assets                         $   140,256   $   84,305   $         4,364   $       28,344   $      29,783
                                   ============================================================================

Units outstanding:                      13,091        8,603               433            2,770           2,850

Unit value                         $     10.71   $     9.80   $         10.07   $        10.23   $       10.45

Mutual funds, at cost              $   139,163   $   83,923   $         4,791   $       31,527   $      29,743
Mutual fund shares                       3,601        5,175               481            1,886           1,859

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                  Neuberger
                                                                    Mutual        Berman AMT    Oppenheimer
                                      MFS VIT       MFS VIT       Discovery        Socially      Core Bond
                                   Total Return    Utilities      Securities      Responsive      Fund/VA
                                   --------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $      5,883   $   847,924    $  8,365,146    $     3,747    $ 17,858,818
                                   --------------------------------------------------------------------------
Total assets                              5,883       847,924       8,365,146          3,747      17,858,818
                                   --------------------------------------------------------------------------
Net assets                         $      5,883   $   847,924    $  8,365,146    $     3,747    $ 17,858,818
                                   ==========================================================================

Net assets:
   Accumulation assets             $      5,883   $   847,924    $  8,363,737    $     3,747    $ 17,858,818
   Annuity assets                            --            --           1,409             --              --
                                   --------------------------------------------------------------------------
Net assets                         $      5,883   $   847,924    $  8,365,146    $     3,747    $ 17,858,818
                                   ==========================================================================

Units outstanding:                          593        76,883         832,817            225       1,762,644

Unit value                         $       9.92   $     11.03    $      10.04    $     16.66    $      10.13

Mutual funds, at cost              $      5,919   $   779,657    $  8,410,012    $     3,800    $ 17,375,894
Mutual fund shares                          274        24,859         353,109            210       1,626,486

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                      PIMCO VIT                     PIMCO VIT
                                    Oppenheimer                      Commodity-      PIMCO VIT     Foreign Bond
                                    Main Street      PIMCO VIT       RealReturn       Emerging    (U.S. Dollar-
                                   Small Cap/VA      All Asset        Strategy      Markets Bond      Hedged)
                                   -----------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 10,728,982     $  1,044,381    $  6,021,760    $     60,198  $       1,845
                                   -----------------------------------------------------------------------------
Total assets                         10,728,982        1,044,381       6,021,760          60,198          1,845
                                   -----------------------------------------------------------------------------
Net assets                         $ 10,728,982     $  1,044,381    $  6,021,760    $     60,198  $       1,845
                                   =============================================================================

Net assets:
   Accumulation assets             $ 10,728,982     $  1,044,381    $  6,020,212    $     60,198  $       1,845
   Annuity assets                            --               --           1,548              --             --
                                   -----------------------------------------------------------------------------
Net assets                         $ 10,728,982     $  1,044,381    $  6,021,760    $     60,198  $       1,845
                                   =============================================================================

Units outstanding:                      638,582           86,045         520,576           5,788            183

Unit value                         $      16.80     $      12.14    $      11.57    $      10.40  $       10.06

Mutual funds, at cost              $ 11,142,173     $  1,054,318    $  5,632,686    $     61,116  $       1,852
Mutual fund shares                      595,063           89,111         451,068           4,404            182

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                Rydex VT       Rydex VT
                                                                                Absolute       Essential
                                     PIMCO VIT       PIMCO VIT        Royce       Return       Portfolio
                                    Low Duration    Real Return     Micro-Cap   Strategies    Conservative
                                   ------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 21,800,146    $ 2,453,819    $   13,446    $   17,920    $     57,020
                                   ------------------------------------------------------------------------
Total assets                         21,800,146      2,453,819        13,446        17,920          57,020
                                   ------------------------------------------------------------------------
Net assets                         $ 21,800,146    $ 2,453,819    $   13,446    $   17,920    $     57,020
                                   ========================================================================

Net assets:
   Accumulation assets             $ 21,800,146    $ 2,453,819    $   13,446    $   17,920    $     57,020
   Annuity assets                            --             --            --            --              --
                                   ------------------------------------------------------------------------
Net assets                         $ 21,800,146    $ 2,453,819    $   13,446    $   17,920    $     57,020
                                   ========================================================================

Units outstanding:                    2,309,209        227,675         1,393         1,803           5,553

Unit value                         $       9.44    $     10.78    $     9.65    $     9.94    $      10.27

Mutual funds, at cost              $ 21,542,209    $ 2,437,280    $   13,821    $   18,044    $     57,627
Mutual fund shares                    2,116,519        195,212           998           691           2,220

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                        Rydex VT
                                       Essential                                           SBL             SBL
                                       Portfolio        Rydex VT         Rydex VT         Alpha        Diversified
                                        Moderate     Hedged Equity   Sector Rotation   Opportunity        Income
                                     -----------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $      8,170    $      8,891    $   3,823,677     $   506,823   $   7,783,452
                                     -----------------------------------------------------------------------------
Total assets                                8,170           8,891        3,823,677         506,823       7,783,452
                                     -----------------------------------------------------------------------------
Net assets                           $      8,170    $      8,891    $   3,823,677     $   506,823   $   7,783,452
                                     =============================================================================

Net assets:
   Accumulation assets               $      8,170    $      8,891    $   3,823,677     $   506,823   $   7,782,085
   Annuity assets                              --              --               --              --           1,367
                                     -----------------------------------------------------------------------------
Net assets                           $      8,170    $      8,891    $   3,823,677     $   506,823   $   7,783,452
                                     =============================================================================

Units outstanding:                            796             894          216,902          32,541         788,527

Unit value                           $      10.27    $       9.94    $       17.63     $     15.57   $        9.87

Mutual funds, at cost                $      8,061    $      9,016    $   3,096,532     $   459,657   $   7,356,890
Mutual fund shares                            315             348          249,424          30,717         629,729

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                          SBL
                                       Enhanced          SBL               SBL            SBL             SBL
                                         Index         Equity         Equity Income      Global        High Yield
                                     ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $  2,425,056   $   1,311,821   $    2,222,663    $  11,566,501   $  19,660,876
                                     ------------------------------------------------------------------------------
Total assets                            2,425,056       1,311,821        2,222,663       11,566,501      19,660,876
                                     ------------------------------------------------------------------------------
Net assets                           $  2,425,056   $   1,311,821   $    2,222,663    $  11,566,501   $  19,660,876
                                     ==============================================================================

Net assets:
   Accumulation assets               $  2,425,056   $   1,311,821   $    2,222,663    $  11,565,189   $  19,658,647
   Annuity assets                              --              --               --            1,312           2,229
                                     ------------------------------------------------------------------------------
Net assets                           $  2,425,056   $   1,311,821   $    2,222,663    $  11,566,501   $  19,660,876
                                     ==============================================================================

Units outstanding:                        234,147         149,525          188,684          784,775       1,625,290

Unit value                           $      10.36   $        8.77   $        11.78    $       14.74   $       12.09

Mutual funds, at cost                $  2,184,920   $   1,237,293   $    1,937,721    $   9,115,056   $  17,979,155
Mutual fund shares                        216,910          53,391           95,108          963,073       1,025,072

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                           SBL            SBL              SBL
                                        Large Cap     Managed Asset      Mid Cap           SBL             SBL
                                          Value         Allocation        Growth       Mid Cap Value    Money Market
                                     -------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $  10,419,552    $   1,551,520   $  13,072,280   $  20,441,200    $  14,913,861
                                     -------------------------------------------------------------------------------
Total assets                            10,419,552        1,551,520      13,072,280      20,441,200       14,913,861
                                     -------------------------------------------------------------------------------
Net assets                           $  10,419,552    $   1,551,520   $  13,072,280   $  20,441,200    $  14,913,861
                                     ===============================================================================

Net assets:
   Accumulation assets               $  10,418,222    $   1,551,520   $  13,070,650   $  20,438,851    $  14,912,037
   Annuity assets                            1,330               --           1,630           2,349            1,824
                                     -------------------------------------------------------------------------------
Net assets                           $  10,419,552    $   1,551,520   $  13,072,280   $  20,441,200    $  14,913,861
                                     ===============================================================================

Units outstanding:                         846,347          130,561       1,369,694       1,242,234        1,675,131

Unit value                           $       12.31    $       11.88   $        9.54   $       16.46    $        8.91

Mutual funds, at cost                $   9,183,678    $   1,478,842   $  13,532,858   $  17,881,123    $  14,707,973
Mutual fund shares                         372,926           78,877         466,867         429,076        1,118,819

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                            SBL              SBL                         Van Kampen
                                          SBL            Small Cap         Small Cap     Van Kampen         LIT
                                        Select 25         Growth            Value       LIT Comstock     Government
                                     -------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $    1,344,530   $    14,973,543   $   1,532,827   $    22,561    $   9,551,243
                                     -------------------------------------------------------------------------------
Total assets                              1,344,530        14,973,543       1,532,827        22,561        9,551,243
                                     -------------------------------------------------------------------------------
Net assets                           $    1,344,530   $    14,973,543   $   1,532,827   $    22,561    $   9,551,243
                                     ===============================================================================

Net assets:
   Accumulation assets               $    1,344,530   $    14,971,774   $   1,532,827   $    22,561    $   9,551,243
   Annuity assets                                --             1,769              --            --               --
                                     -------------------------------------------------------------------------------
Net assets                           $    1,344,530   $    14,973,543   $   1,532,827   $    22,561    $   9,551,243
                                     ===============================================================================

Units outstanding:                          156,770         1,144,970          88,781         2,377          928,994

Unit value                           $         8.58   $         13.08   $       17.27   $      9.49    $       10.28

Mutual funds, at cost                $    1,339,764   $    13,618,291   $   1,309,869   $    24,390    $   9,139,094
Mutual fund shares                          132,205           735,801          53,186         1,635        1,004,337

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                    Van Kampen
                                                   UIF Emerging
                                                  Markets Equity
                                                  --------------
Assets:

   Mutual funds, at market value                  $      963,699
                                                  --------------
Total assets                                             963,699
                                                  --------------
Net assets                                        $      963,699
                                                  ==============
Net assets:

   Accumulation assets                            $      963,699
   Annuity assets                                             --
                                                  --------------
Net assets                                        $      963,699
                                                  ==============

Units outstanding:                                        82,774

Unit value                                        $        11.64

Mutual funds, at cost                             $      842,432
Mutual fund shares                                        39,740

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2007

                                                        AIM V.I.        AIM V.I.        AIM V.I.       AIM V.I.
                                          AIM V.I.      Capital      Global Health    Global Real   International
                                        Basic Value   Development*        Care           Estate         Growth
                                        --------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $   24,455    $         --   $      --       $    353,795   $    117,976
   Expenses:
     Mortality and expense risk fee       (120,074)        (30,037)     (7,362)           (82,751)      (309,171)
     Administrative fee                    (16,292)         (4,028)     (1,019)           (11,274)       (41,733)
                                        --------------------------------------------------------------------------
Net investment income (loss)              (111,911)        (34,065)     (8,381)           259,770       (232,928)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions           411,138         790,404          --            844,427             --
     Realized capital gain (loss) on
       sales of fund shares                813,922         (29,027)     19,903            774,433        838,961
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (978,175)     (1,258,160)     47,027         (2,298,323)     2,185,458
                                        --------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              246,885        (496,783)     66,930           (679,463)     3,024,419
                                        --------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $  134,974    $   (530,848)  $  58,549       $   (419,693)  $  2,791,491
                                        ==========================================================================

*For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                          AIM V.I.       American      American        Direxion        Direxion
                                        Mid Cap Core    Century VP    Century VP     Evolution VP    Evolution VP
                                           Equity         Ultra         Value       All-Cap Equity   Managed Bond
                                        --------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $        379   $        --   $    519,889   $    61,661      $  259,186
   Expenses:
     Mortality and expense risk fee           (8,767)     (149,509)      (457,366)     (269,529)       (112,378)
     Administrative fee                       (1,182)      (20,177)       (61,871)      (36,186)        (15,095)
                                        --------------------------------------------------------------------------
Net investment income (loss)                  (9,570)     (169,686)           652      (244,054)        131,713

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions              11,390            --      2,970,736     1,030,106              --
     Realized capital gain (loss) on
       sales of fund shares                    6,696     2,111,214        180,922       478,927           7,767
     Change in unrealized
       appreciation/depreciation on
       investments during the year            44,300      (164,984)    (5,498,266)     (899,213)       (170,202)
                                        --------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 62,386     1,946,230     (2,346,608)      609,820        (162,435)
                                        --------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $     52,816   $ 1,776,544   $ (2,345,956)  $   365,766      $  (30,722)
                                        ==========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                        Dreyfus IP    Dreyfus VIF      Franklin     Janus Aspen    Janus Aspen
                                        Technology   International      Income      INTECH Risk-    Large Cap
                                          Growth         Value       Securities*   Managed Core*     Growth*
                                        -----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $     --     $    180,217    $       --    $   46,901      $   29,001
   Expenses:
     Mortality and expense risk fee       (3,201)        (139,899)          (92)      (69,404)        (55,575)
     Administrative fee                     (455)         (18,961)          (11)       (9,468)         (7,581)
                                        -----------------------------------------------------------------------
Net investment income (loss)              (3,656)          21,357          (103)      (31,971)        (34,155)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions              --        1,612,397            --            --              --
     Realized capital gain (loss) on
       sales of fund shares                7,504          394,605         1,153        19,625          17,144
     Change in unrealized
       appreciation/depreciation on
       investments during the year        24,923       (1,652,862)         (230)      439,118         486,768
                                        -----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments             32,427          354,140           923       458,743         503,912
                                        -----------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $ 28,771     $    375,497    $      820    $  426,772      $  469,757
                                        =======================================================================

*For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                      Legg Mason      Legg Mason
                                                       Partners        Partners        Legg Mason
                                        Janus Aspen    Variable    Variable Global      Partners         MFS VIT
                                          Mid Cap     Aggressive      High Yield     Variable Small      Research
                                          Growth*      Growth*          Bond*         Cap Growth*     International*
                                        -----------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $      39     $      --      $      307        $       --       $      --
   Expenses:
     Mortality and expense risk fee          (171)         (123)            (13)              (72)            (19)
     Administrative fee                       (21)          (20)             (2)               (9)             (7)
                                        -----------------------------------------------------------------------------
Net investment income (loss)                 (153)         (143)            292               (81)            (26)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               --           486              17             1,748              --
     Realized capital gain (loss) on
       sales of fund shares                  (220)            2              (1)               (7)             --
     Change in unrealized
       appreciation/depreciation on
       investments during the year          1,093           382            (426)           (3,183)             40
                                        -----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 873           870            (410)           (1,442)             40
                                        -----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $     720     $     727      $     (118)       $   (1,523)      $      14
                                        =============================================================================

*For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                    Neuberger
                                                                         Mutual     Berman AMT   Oppenheimer
                                            MFS VIT        MFS VIT     Discovery     Socially     Core Bond
                                         Total Return*   Utilities*   Securities*   Responsive    Fund/VA*
                                         --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $          --   $       --   $       --    $       12   $        --
   Expenses:
      Mortality and expense risk fee               (48)      (3,427)     (25,087)         (195)      (84,740)
      Administrative fee                            (6)        (428)      (3,358)          (32)      (11,563)
                                         --------------------------------------------------------------------
Net investment income (loss)                       (54)      (3,855)     (28,445)         (215)      (96,303)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                   --           --           --           209            --
      Realized capital gain (loss) on
         sales of fund shares                      480        2,679       (1,565)         (677)        7,971
      Change in unrealized
         appreciation/depreciation on
         investments during the year               (36)      68,267      (44,866)         (409)      482,924
                                         --------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                      444       70,946      (46,431)         (877)      490,895
                                         --------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                $         390   $   67,091   $  (74,876)    $  (1,092)   $  394,592
                                         ====================================================================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                        PIMCO VIT                       PIMCO VIT
                                          Oppenheimer                 CommodityReal     PIMCO VIT      Foreign Bond
                                          Main Street     PIMCO VIT      Return          Emerging     (U.S. Dollar-
                                          Small Cap/VA    All Asset     Strategy*     Markets Bond*      Hedged)*
                                         ---------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $    12,474     $   59,345   $  120,582      $         372   $          32
   Expenses:
      Mortality and expense risk fee        (142,081)        (7,796)     (17,391)               (76)            (11)
      Administrative fee                     (19,241)        (1,088)      (2,318)               (10)             (2)
                                         ---------------------------------------------------------------------------
Net investment income (loss)                (148,848)        50,461      100,873                286              19

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions            269,782             --           --                809              --
      Realized capital gain (loss) on
         sales of fund shares                556,347          1,963        4,480                 (3)              6
      Change in unrealized
         appreciation/depreciation on
         investments during the year      (1,435,260)       (12,927)     389,074               (918)             (7)
                                         ---------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (609,131)       (10,964)     393,554               (112)             (1)
                                         ---------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                $  (757,979)    $   39,497   $  494,427      $         174   $          18
                                         ===========================================================================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                      Rydex VT       Rydex VT
                                                                                      Absolute      Essential
                                           PIMCO VIT      PIMCO VIT       Royce        Return       Portfolio
                                          Low Duration   Real Return   Micro-Cap*   Strategies*   Conservative*
                                         -----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $   1,070,715   $   136,578   $       40   $        --   $       1,509
   Expenses:
      Mortality and expense risk fee          (273,619)      (35,535)          (6)           (3)           (285)
      Administrative fee                       (37,072)       (4,886)          (3)           --             (36)
                                         -----------------------------------------------------------------------
Net investment income (loss)                   760,024        96,157           31            (3)          1,188

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                   --         5,453          229            --             671
      Realized capital gain (loss) on
         sales of fund shares                  (58,901)     (108,431)          (1)           --             855
      Change in unrealized
         appreciation/depreciation on
         investments during the year           564,179       249,715         (375)         (124)           (607)
                                         -----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  505,278       146,737         (147)         (124)            919
                                         -----------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                $   1,265,302   $   242,894   $     (116)  $      (127)  $       2,107
                                         =======================================================================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                          Rydex VT
                                          Essential                                          SBL           SBL
                                          Portfolio      Rydex VT          Rydex VT         Alpha      Diversified
                                          Moderate*   Hedged Equity*   Sector Rotation   Opportunity      Income
                                         --------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $      187   $           --   $            --   $        --   $        --
   Expenses:
      Mortality and expense risk fee            (30)              (1)          (39,997)       (6,903)     (242,065)
      Administrative fee                        (16)              --            (5,450)         (942)      (32,819)
                                         --------------------------------------------------------------------------
Net investment income (loss)                    141               (1)          (45,447)       (7,845)     (274,884)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                23               --           280,818            --            --
      Realized capital gain (loss) on
         sales of fund shares                     2               --            81,012        52,938     1,167,978
      Change in unrealized
         appreciation/depreciation on
         investments during the year            110             (125)          307,534         3,360      (766,448)
                                         --------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   135             (125)          669,364        56,298       401,530
                                         --------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                $      276   $         (126)  $       623,917   $    48,453   $   126,646
                                         ==========================================================================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                               SBL            SBL             SBL           SBL          SBL
                                         Enhanced Index      Equity     Equity Income      Global     High Yield
                                         ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $           --   $        --   $          --   $        --   $       --
   Expenses:
      Mortality and expense risk fee           (124,167)      (85,377)        (30,111)     (162,119)    (281,570)
      Administrative fee                        (16,889)      (11,465)         (4,110)      (21,726)     (37,935)
                                         ------------------------------------------------------------------------
Net investment income (loss)                   (141,056)      (96,842)        (34,221)     (183,845)    (319,505)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                    --            --              --            --           --
      Realized capital gain (loss) on
         sales of fund shares                 1,726,708     1,382,430         158,415     1,778,665    1,117,184
      Change in unrealized
         appreciation/depreciation on
         investments during the year         (1,354,597)   (1,107,179)        (95,907)     (701,520)    (557,265)
                                         ------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   372,111       275,251          62,508     1,077,145      559,919
                                         ------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                $      231,055   $   178,409   $      28,287   $   893,300   $  240,414
                                         ========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                            SBL            SBL            SBL
                                         Large Cap    Managed Asset     Mid Cap          SBL             SBL
                                           Value        Allocation      Growth      Mid Cap Value   Money Market
                                        -------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $        --   $          --   $        --   $          --   $         --
   Expenses:
      Mortality and expense risk fee       (141,360)        (13,925)     (193,966)       (262,592)      (114,066)
      Administrative fee                    (18,958)         (1,849)      (26,086)        (35,209)       (15,397)
                                        -------------------------------------------------------------------------
Net investment income (loss)               (160,318)        (15,774)     (220,052)       (297,801)      (129,463)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                --              --            --              --             --
      Realized capital gain (loss) on
         sales of fund shares               550,806          70,690       319,527         642,564        408,241
      Change in unrealized
         appreciation/depreciation on
         investments during the year        181,227         (20,860)   (1,889,327)       (274,584)        14,899
                                        -------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               732,033          49,830    (1,569,800)        367,980        423,140
                                        -------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations               $   571,715   $      34,056   $(1,789,852)  $      70,179   $    293,677
                                        =========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                           SBL            SBL
                                            SBL         Small Cap      Small Cap      Van Kampen       Van Kampen
                                         Select 25       Growth           Value     LIT Comstock*   LIT Government*
                                        ----------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $        --   $          --   $        --   $          --   $            --
   Expenses:
      Mortality and expense risk fee        (33,165)       (193,550)      (17,815)            (76)          (45,731)
      Administrative fee                     (4,522)        (25,983)       (2,497)            (10)           (6,206)
                                        ----------------------------------------------------------------------------
Net investment income (loss)                (37,687)       (219,533)      (20,312)            (86)          (51,937)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                --              --            --               1                --
      Realized capital gain (loss) on
         sales of fund shares               186,027         503,491        72,351              24            15,741
      Change in unrealized
         appreciation/depreciation on
         investments during the year       (261,585)        453,813        37,233          (1,829)          412,149
                                        ----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (75,558)        957,304       109,584          (1,804)          427,890
                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $  (113,245)  $     737,771   $    89,272   $      (1,890)  $       375,953
                                        ============================================================================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                         Van Kampen UIF
                                        Emerging Markets
                                            Equity*
                                        -----------------

Net investment income (loss):
   Dividend distributions               $             --
   Expenses:
      Mortality and expense risk fee              (3,591)
      Administrative fee                            (449)
                                        -----------------
Net investment income (loss)                      (4,040)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                     --
      Realized capital gain (loss) on
         sales of fund shares                      3,731
      Change in unrealized
         appreciation/depreciation on
         investments during the year             121,268
                                        -----------------
Net realized and unrealized capital
   gain (loss) on investments                    124,999
                                        -----------------
Net increase (decrease) in net assets
   from operations                      $        120,959
                                        ================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2007 and 2006

                                                                        AIM V.I.
                                                  AIM V.I               Capital
                                                Basic Value           Development
                                            2007           2006           2007*
                                        ------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)      $   (111,911)  $   (150,896)  $   (34,065)
      Capital gains distributions            411,138        477,087       790,404
      Realized capital gain (loss)
         on sales of fund shares             813,922        390,208       (29,027)
      Change in unrealized
         appreciation/depreciation on
         investments during the year        (978,175)       441,031    (1,258,160)
                                        ------------------------------------------
   Net increase (decrease) in
      net assets from operations             134,974      1,157,430      (530,848)

   From contract owner
      transactions:
      Variable annuity deposits              383,336        790,962       254,389
      Contract owner maintenance
         charges                            (104,668)      (122,957)      (28,369)
      Terminations and withdrawals          (985,930)    (1,094,613)     (315,003)
      Annuity payments                            --             --            --
      Transfers between
         subaccounts, net                 (3,803,632)    (1,296,869)   10,388,226
                                        ------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                        (4,510,894)    (1,723,477)   10,299,243
                                        ------------------------------------------
Net increase (decrease) in net assets     (4,375,920)      (566,047)    9,768,395
Net assets at beginning of year           11,384,984     11,951,031            --
                                        ------------------------------------------
Net assets at end of year               $  7,009,064   $ 11,384,984   $ 9,768,395
                                        ==========================================

                                                  AIM V.I.                     AIM V.I.
                                             Global Health Care           Global Real Estate
                                            2007           2006           2007          2006
                                        ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)      $     (8,381)  $     (7,760)  $   259,770   $    (17,016)
      Capital gains distributions                 --             --       844,427        220,760
      Realized capital gain (loss)
         on sales of fund shares              19,903          7,325       774,433        481,585
      Change in unrealized
         appreciation/depreciation on
         investments during the year          47,027         16,897    (2,298,323)     1,334,026
                                        ---------------------------------------------------------
   Net increase (decrease) in
      net assets from operations              58,549         16,462      (419,693)     2,019,355

   From contract owner
      transactions:
      Variable annuity deposits               14,064         77,471       764,205        537,824
      Contract owner maintenance
         charges                              (6,852)        (6,480)      (77,667)       (58,181)
      Terminations and withdrawals           (34,710)       (47,366)     (819,965)      (446,077)
      Annuity payments                            --             --            --             --
      Transfers between
         subaccounts, net                     (5,256)        34,392      (620,235)      (114,067)
                                        ---------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                           (32,754)        58,017      (753,662)       (80,501)
                                        ---------------------------------------------------------
Net increase (decrease) in net assets         25,795         74,479    (1,173,355)     1,938,854
Net assets at beginning of year              567,437        492,958     6,786,783      4,847,929
                                        ---------------------------------------------------------
Net assets at end of year               $    593,232   $    567,437   $ 5,613,428   $  6,786,783
                                        =========================================================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                      AIM V.I.                        AIM V.I.
                                                International Growth            Mid Cap Core Equity
                                                2007             2006           2007           2006
                                           -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $     (232,928)  $     (44,372)  $     (9,570)  $     (2,960)
      Capital gains distributions                      --              --         11,390         66,512
      Realized capital gain (loss) on
         sales of fund shares                     838,961         472,497          6,696          2,222
      Change in unrealized
         appreciation/depreciation on
         investments during the year            2,185,458       2,757,072         44,300        (12,727)
                                           -------------------------------------------------------------
   Net increase (decrease) in
      net assets from operations                2,791,491       3,185,197         52,816         53,047

   From contract owner
      transactions:
      Variable annuity deposits                 2,464,253       1,628,794         19,267        209,985
      Contract owner maintenance
         charges                                 (278,699)       (139,319)        (8,497)        (6,793)
      Terminations and withdrawals             (2,559,632)     (1,282,217)       (29,525)       (28,426)
      Annuity payments                                 --              --             --             --
      Transfers between
         subaccounts, net                      12,519,407       2,032,373         92,908           (408)
                                           -------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                             12,145,329       2,239,631         74,153        174,358
                                           -------------------------------------------------------------
Net increase (decrease) in net
   assets                                      14,936,820       5,424,828        126,969        227,405
Net assets at beginning of year                16,211,945      10,787,117        654,584        427,179
                                           -------------------------------------------------------------
Net assets at end of year                  $   31,148,765   $  16,211,945   $    781,553   $    654,584
                                           =============================================================

                                                  American Century                American Century
                                                      VP Ultra                        VP Value
                                                2007             2006           2007           2006
                                           -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $     (169,686)  $    (241,847)  $        652   $   (101,939)
      Capital gains distributions                      --              --      2,970,736      1,722,728
      Realized capital gain (loss) on
         sales of fund shares                   2,111,214          15,841        180,922         61,430
      Change in unrealized
         appreciation/depreciation on
        investments during the year              (164,984)       (487,429)    (5,498,266)     2,747,485
                                           -------------------------------------------------------------
   Net increase (decrease) in
      net assets from operations                1,776,544        (713,435)    (2,345,956)     4,429,704

   From contract owner
      transactions:
      Variable annuity deposits                 1,908,427       4,879,502      4,431,391      5,226,410
      Contract owner maintenance
         charges                                 (111,814)       (161,434)      (374,554)      (244,682)
      Terminations and withdrawals             (1,088,994)     (1,297,487)    (3,401,450)    (2,223,719)
      Annuity payments                               (236)             --           (666)            --
      Transfers between
         subaccounts, net                     (20,519,724)      2,412,949      2,788,831      8,185,565
                                           -------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                            (19,812,341)      5,833,530      3,443,552     10,943,574
                                           -------------------------------------------------------------
Net increase (decrease) in net
   assets                                     (18,035,797)      5,120,095      1,097,596     15,373,278
Net assets at beginning of year                20,512,098      15,392,003     33,174,468     17,801,190
                                           -------------------------------------------------------------
Net assets at end of year                  $    2,476,301   $  20,512,098   $ 34,272,064   $ 33,174,468
                                           =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                 Direxion Evolution             Direxion Evolution
                                                  VP All-Cap Equity               VP Managed Bond
                                                2007             2006           2007           2006
                                           -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $     (244,054)  $    (196,560)  $    131,713   $    (69,686)
      Capital gains distributions               1,030,106         286,372             --             --
      Realized capital gain (loss) on
        sales of fund shares                      478,927         157,407          7,767           (695)
      Change in unrealized
         appreciation/depreciation on
         investments during the year             (899,213)      1,201,789       (170,202)       181,488
                                           -------------------------------------------------------------
   Net increase (decrease) in
      net assets from operations                  365,766       1,449,008        (30,722)       111,107

   From contract owner
      transactions:
      Variable annuity deposits                   874,629       1,532,341        252,882        675,251
      Contract owner maintenance
         charges                                 (264,795)       (197,380)      (102,310)       (73,775)
      Terminations and withdrawals             (2,869,264)     (1,438,286)      (987,968)      (506,669)
      Annuity payments                                 --              --             --             --
      Transfers between
         subaccounts, net                       1,956,290      13,802,126       (309,179)     6,420,989
                                           -------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                               (303,140)     13,698,801     (1,146,575)     6,515,796
                                           -------------------------------------------------------------
Net increase (decrease) in net
   assets                                          62,626      15,147,809     (1,177,297)     6,626,903
Net assets at beginning of year                21,686,820       6,539,011      9,939,356      3,312,453
                                           -------------------------------------------------------------
Net assets at end of year                  $   21,749,446   $  21,686,820   $  8,762,059   $  9,939,356
                                           =============================================================

                                                     Dreyfus IP                     Dreyfus VIF
                                                  Technology Growth             International Value
                                                2007             2006           2007           2006
                                           -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $       (3,656)  $      (2,777)  $     21,357   $    (17,309)
      Capital gains distributions                      --              --      1,612,397        823,757
      Realized capital gain (loss) on
         sales of fund shares                       7,504            (391)       394,605        177,525
      Change in unrealized
         appreciation/depreciation on
         investments during the year               24,923           7,023     (1,652,862)     1,050,054
                                           -------------------------------------------------------------
   Net increase (decrease) in
      net assets from operations                   28,771           3,855        375,497      2,034,027

   From contract owner
      transactions:
      Variable annuity deposits                     6,771         107,886        502,018        831,401
      Contract owner maintenance
         charges                                   (3,260)         (2,700)      (119,971)      (108,475)
      Terminations and withdrawals                (12,211)        (17,149)    (1,197,022)    (1,031,344)
      Annuity payments                                 --              --             --             --
      Transfers between
        subaccounts, net                           47,432            (185)    (2,690,892)     1,476,685
                                           -------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                                 38,732          87,852     (3,505,867)     1,168,267
                                           -------------------------------------------------------------
Net increase (decrease) in net
   assets                                          67,503          91,707     (3,130,370)     3,202,294
Net assets at beginning of year                   238,521         146,814     12,245,395      9,043,101
                                           -------------------------------------------------------------
Net assets at end of year                  $      306,024   $     238,521   $  9,115,025   $ 12,245,395
                                           =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                         Franklin       Janus Aspen    Janus Aspen      Janus Aspen
                                          Income        INTECH Risk-    Large Cap         Mid Cap
                                        Securities      Managed Core      Growth           Growth
                                           2007*           2007*           2007*            2007*
                                       --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)     $        (103)  $     (31,971)  $     (34,155)  $        (153)
      Capital gains distributions                 --              --              --              --
      Realized capital gain (loss)
         on sales of fund shares               1,153         19,625           17,144            (220)
      Change in unrealized
         appreciation/depreciation
         on investments during the
         year                                   (230)        439,118         486,768           1,093
                                       --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      820         426,772         469,757             720

   From contract owner transactions:
      Variable annuity deposits                   --         193,778         172,765              65
      Contract owner maintenance
         charges                                 (49)        (64,614)        (50,554)           (149)
      Terminations and withdrawals              (264)       (395,479)       (293,901)        (11,177)
      Annuity payments                            --              --              --              --
      Transfers between
         subaccounts, net                     14,936      14,077,605      11,504,398         150,797
                                       --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             14,623      13,811,290      11,332,708         139,536
                                       --------------------------------------------------------------
Net increase (decrease) in net
      assets                                  15,443      14,238,062      11,802,465         140,256
Net assets at beginning of year                   --              --              --              --
                                       --------------------------------------------------------------
Net assets at end of year              $      15,443   $  14,238,062   $  11,802,465   $     140,256
                                       ==============================================================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                          Legg Mason         Legg Mason        Legg Mason
                                           Partners           Partners          Partners        MFS VIT
                                           Variable        Variable Global   Variable Small     Research
                                       Aggressive Growth   High Yield Bond     Cap Growth     International
                                             2007*              2007*             2007*            2007*
                                       ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)     $            (143)  $           292   $          (81)  $         (26)
      Capital gains distributions                    486                17            1,748              --
      Realized capital gain (loss)
         on sales of fund shares                       2                (1)              (7)             --
      Change in unrealized
         appreciation/depreciation
         on investments during the
         year                                        382              (426)          (3,183)             40
                                       ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                          727              (118)          (1,523)             14

   From contract owner transactions:
      Variable annuity deposits                       --                --               --          14,428
      Contract owner maintenance                                        (9)                             (14)
         charges                                     (13)                               (37)
      Terminations and withdrawals                   (41)               --               --              --
      Annuity payments                                --                --               --              --
      Transfers between subaccounts,
         net                                      83,632             4,491           29,904          15,355
                                       ---------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                                83,578             4,482           29,867          29,769
                                       ---------------------------------------------------------------------
Net increase (decrease) in net
   assets                                         84,305             4,364           28,344          29,783
Net assets at beginning of year                       --                --               --              --
                                       ---------------------------------------------------------------------
Net assets at end of year              $          84,305   $         4,364   $       28,344   $      29,783
                                       =====================================================================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                          Mutual
                                           MFS VIT        MFS VIT        Discovery           Neuberger Berman
                                       Total Return      Utilities       Securities       AMT Socially Responsive
                                            2007*          2007*           2007*           2007           2006**
                                       ------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)     $         (54)  $      (3,855)  $     (28,445)  $        (215)  $         (98)
      Capital gains distributions                 --              --              --             209              --
      Realized capital gain (loss)
         on sales of fund shares                 480           2,679          (1,565)           (677)          1,448
      Change in unrealized
         appreciation/depreciation
         on investments during the
         year                                    (36)         68,267         (44,866)           (409)            356
                                       ------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      390          67,091         (74,876)         (1,092)          1,706

   From contract owner transactions:
     Variable annuity deposits                    --              --         216,171              --              --
      Contract owner maintenance
         charges                                 (14)         (4,489)        (24,691)            (96)            (29)
      Terminations and withdrawals                --         (19,992)       (267,833)           (111)             (5)
      Annuity payments                            --              --              --              --              --
      Transfers between subaccounts,
         net                                   5,507         805,314       8,516,375           1,493           1,881
                                       ------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              5,493         780,833       8,440,022           1,286           1,847
                                       ------------------------------------------------------------------------------
Net increase (decrease) in net assets          5,883         847,924       8,365,146             194           3,553
Net assets at beginning of year                   --              --              --           3,553              --
                                       ------------------------------------------------------------------------------
Net assets at end of year              $       5,883   $     847,924   $   8,365,146   $       3,747   $       3,553
                                       ==============================================================================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

* For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                        Oppenheimer                                                                  PIMCO VIT
                                         Core Bond            Oppenheimer                    PIMCO VIT             CommodityReal
                                          Fund/VA       Main Street Small Cap/VA             All Asset            Return Strategy
                                           2007*          2007            2006          2007            2006            2007*
                                       -------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)     $     (96,303) $    (148,848) $     (90,290) $      50,461  $      24,011  $       100,873
      Capital gains distributions                 --        269,782        178,311             --          1,598               --
      Realized capital gain (loss)
         on sales of fund shares               7,971        556,347        196,982          1,963          6,827            4,480
      Change in unrealized
         appreciation/depreciation
         on investments during the
         year                                482,924     (1,435,260)       471,010        (12,927)          (615)         389,074
                                       -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                  394,592       (757,979)       756,013         39,497         31,821          494,427

   From contract owner transactions:
      Variable annuity deposits              228,851        889,018        507,636        192,396      1,062,844           36,589
      Contract owner maintenance
         charges                             (78,203)      (115,747)       (67,916)        (7,428)        (6,236)         (11,700)
      Terminations and withdrawals          (499,907)    (1,009,126)      (621,043)       (53,537)       (40,314)         (92,484)
      Annuity payments                            --             --             --             --             --               --
      Transfers between
         subaccounts, net                 17,813,485      3,997,800      2,018,132        282,893       (771,470)       5,594,928
                                       -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                        17,464,226      3,761,945      1,836,809        414,324        244,824        5,527,333
                                       -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets     17,858,818      3,003,966      2,592,822        453,821        276,645        6,021,760
Net assets at beginning of year                   --      7,725,016      5,132,194        590,560        313,915               --
                                       -------------------------------------------------------------------------------------------
Net assets at end of year              $  17,858,818  $  10,728,982  $   7,725,016  $   1,044,381  $     590,560  $     6,021,760
                                       ===========================================================================================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                              PIMCO VIT
                                                 PIMCO VIT   Foreign Bond
                                                 Emerging    (U.S. Dollar-           PIMCO VIT                   PIMCO VIT
                                               Markets Bond     Hedged)             Low Duration                Real Return
                                                  2007*          2007*          2007          2006          2007          2006
                                               -----------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)             $        286  $          19  $    760,024  $    626,730  $     96,157  $   100,382
      Capital gains distributions                       809             --            --            --         5,453       96,131
      Realized capital gain (loss) on
         sales of fund shares                            (3)             6       (58,901)      (77,121)     (108,431)     (13,388)
      Change in unrealized
         appreciation/depreciation on
         investments during the year                   (918)            (7)      564,179         6,206       249,715     (197,636)
                                               -----------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                            174             18     1,265,302       555,815       242,894      (14,511)
   From contract owner transactions:
      Variable annuity deposits                      18,987              2       812,072       940,375       295,213      476,335
      Contract owner maintenance
         charges                                        (83)            (4)     (257,017)     (240,965)      (23,481)     (29,271)

      Terminations and withdrawals                      (21)            --    (2,525,339)   (2,429,522)     (285,433)    (200,314)
      Annuity payments                                   --             --            --            --            --           --
      Transfers between subaccounts, net             41,141          1,829       426,313     3,147,321    (1,408,686)     169,219
                                               -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions               60,024          1,827    (1,543,971)    1,417,209    (1,422,387)     415,969
                                               -----------------------------------------------------------------------------------
Net increase (decrease) in net assets                60,198          1,845      (278,669)    1,973,024    (1,179,493)     401,458
Net assets at beginning of year                          --             --    22,078,815    20,105,791     3,633,312    3,231,854
                                               -----------------------------------------------------------------------------------
Net assets at end of year                      $     60,198  $       1,845  $ 21,800,146  $ 22,078,815  $  2,453,819  $ 3,633,312
                                               ===================================================================================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                            Rydex VT      Rydex VT      Rydex VT
                                                            Absolute      Essential    Essential
                                                 Royce       Return       Portfolio    Portfolio
                                               Micro-Cap   Strategies   Conservative    Moderate
                                                 2007*        2007*         2007*        2007*
                                               --------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)             $      31   $       (3)  $      1,188   $     141
      Capital gains distributions                    229           --            671          23
      Realized capital gain (loss) on
         sales of fund shares                         (1)          --            855           2
      Change in unrealized
         appreciation/depreciation on
         investments during the year                (375)        (124)          (607)        110
                                               --------------------------------------------------
   Net increase (decrease) in net
      assets from operations                        (116)        (127)         2,107         276
   From contract owner transactions:
      Variable annuity deposits                    9,019       18,047             --          --
      Contract owner maintenance
         charges                                      (5)          --           (121)         (8)
      Terminations and withdrawals                    --           --           (352)         --
      Annuity payments                                --           --             --          --
      Transfers between subaccounts, net           4,548           --         55,386       7,902
                                               --------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                                13,562       18,047         54,913       7,894
                                               --------------------------------------------------
Net increase (decrease) in net assets             13,446       17,920         57,020       8,170
Net assets at beginning of year                       --           --             --          --
                                               --------------------------------------------------
Net assets at end of year                      $  13,446   $   17,920   $     57,020   $   8,170
                                               ==================================================

* For the period from August 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                 Rydex VT              Rydex VT
                                               Hedged Equity        Sector Rotation
                                                   2007*          2007          2006
                                               ------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)             $          (1)  $   (45,447)  $   (35,911)
      Capital gains distributions                         --       280,818       136,427
      Realized capital gain (loss) on
         sales of fund shares                             --        81,012        44,797
      Change in unrealized
         appreciation/depreciation on
         investments during the year                    (125)      307,534        87,399
                                               ------------------------------------------
   Net increase (decrease) in net
      assets from operations                            (126)      623,917       232,712
   From contract owner transactions:
      Variable annuity deposits                        9,017       158,780       598,883
      Contract owner maintenance
         charges                                          --       (38,712)      (27,290)
      Terminations and withdrawals                        --      (196,128)      (92,311)
      Annuity payments                                    --            --            --
      Transfers between subaccounts, net                  --       370,592       128,143
                                               ------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                                     9,017       294,532       607,425
                                               ------------------------------------------
Net increase (decrease) in net assets                  8,891       918,449       840,137
Net assets at beginning of year                           --     2,905,228     2,065,091
                                               ------------------------------------------
Net assets at end of year                      $       8,891   $ 3,823,677   $ 2,905,228
                                               ==========================================

                                                        SBL                        SBL
                                                 Alpha Opportunity          Diversified Income
                                                  2007        2006          2007          2006
                                               -----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)             $  (7,845)  $  (3,404)  $    (274,884)  $   (316,913)
      Capital gains distributions                     --          --              --             --
      Realized capital gain (loss) on
         sales of fund shares                     52,938       3,154       1,167,978         76,410
      Change in unrealized
         appreciation/depreciation on
         investments during the year               3,360      28,014        (766,448)       859,394
                                               -----------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      48,453      27,764         126,646        618,891
   From contract owner transactions:
      Variable annuity deposits                   14,892      24,775       1,147,134      1,722,246
      Contract owner maintenance
         charges                                  (5,507)     (1,844)       (199,254)      (241,202)
      Terminations and withdrawals               (35,509)     (5,730)     (2,341,993)    (2,533,262)
      Annuity payments                                --          --            (245)            --
      Transfers between subaccounts, net         191,765      27,886     (15,828,881)     5,464,438
                                               -----------------------------------------------------
   Net increase (decrease) in net
      assets from contract owner
      transactions                               165,641      45,087     (17,223,239)     4,412,220
                                               -----------------------------------------------------
Net increase (decrease) in net assets            214,094      72,851     (17,096,593)     5,031,111
Net assets at beginning of year                  292,729     219,878      24,880,045     19,848,934
                                               -----------------------------------------------------
Net assets at end of year                      $ 506,823   $ 292,729   $   7,783,452   $ 24,880,045
                                               =====================================================

* For the period from August 1, 2007  (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                    SBL                             SBL
                                              Enhanced Index                      Equity
                                           2007             2006             2007          2006
                                       -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $   (141,056)   $   (100,847)   $    (96,842)   $    (83,507)
     Capital gains distributions                 --              --              --              --
     Realized capital gain (loss)
       on sales of fund shares            1,726,708          77,388       1,382,430          36,841
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (1,354,597)      1,563,295      (1,107,179)        834,421
                                       -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             231,055       1,539,836         178,409         787,755

   From contract owner
     transactions:
     Variable annuity deposits              326,061         556,616       1,765,444       3,070,220
     Contract owner maintenance
       charges                             (103,849)        (76,183)        (54,338)        (46,328)
     Terminations and withdrawals        (1,123,912)       (896,812)       (560,310)       (308,948)
     Annuity payments                            --              --            (279)             --
     Transfers between
       subaccounts, net                 (11,881,113)     13,280,815      (8,621,822)        682,310
                                       -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (12,782,813)     12,864,436      (7,471,305)      3,397,254
                                       -------------------------------------------------------------
Net increase (decrease) in net
   assets                               (12,551,758)     14,404,272      (7,292,896)      4,185,009
Net assets at beginning of year          14,976,814         572,542       8,604,717       4,419,708
                                       -------------------------------------------------------------
Net assets at end of year              $  2,425,056    $ 14,976,814    $  1,311,821    $  8,604,717
                                       =============================================================

                                                    SBL                            SBL
                                              Equity Income                       Global
                                           2007            2006            2007            2006
                                       -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (34,221)   $    (55,695)   $   (183,845)   $   (151,388)
     Capital gains distributions                 --              --              --              --
     Realized capital gain (loss)           158,415
       on sales of fund shares                              462,724       1,778,665         151,922
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (95,907)         53,882        (701,520)      1,920,911
                                       -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              28,287         460,911         893,300       1,921,445

   From contract owner
     transactions:
     Variable annuity deposits              174,856       1,169,978       3,076,501       6,562,026
     Contract owner maintenance
       charges                              (28,306)        (32,515)       (117,634)        (84,514)
     Terminations and withdrawals          (384,150)       (226,372)     (1,018,154)       (512,538)
     Annuity payments                            --              --            (448)             --
     Transfers between
       subaccounts, net                      59,512      (4,177,177)     (8,138,772)      1,881,644
                                       -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (178,088)     (3,266,086)     (6,198,507)      7,846,618
                                       -------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (149,801)     (2,805,175)     (5,305,207)      9,768,063
Net assets at beginning of year           2,372,464       5,177,639      16,871,708       7,103,645
                                       -------------------------------------------------------------
Net assets at end of year              $  2,222,663    $  2,372,464    $ 11,566,501    $ 16,871,708
                                       =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                   SBL                                SBL
                                                High Yield                     Large Cap Value
                                           2007             2006             2007             2006
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (319,505)   $    (230,670)   $    (160,318)   $     (62,125)
     Capital gains distributions                 --               --               --               --
     Realized capital gain (loss)
       on sales of fund shares            1,117,184          353,103          550,806           12,517
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (557,265)       1,438,239          181,227          960,421
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             240,414        1,560,672          571,715          910,813

   From contract owner
     transactions:
     Variable annuity deposits            3,771,281        4,830,265        2,571,352        2,754,341
     Contract owner maintenance
       charges                             (208,187)        (145,445)        (110,803)         (35,682)
     Terminations and withdrawals        (2,238,387)      (1,271,677)      (1,270,601)        (229,559)
     Annuity payments                          (824)              --               --               --
     Transfers between
       subaccounts, net                  (1,075,109)        (560,656)      (1,367,482)       5,921,057
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           248,774        2,852,487         (177,534)       8,410,157
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                   489,188        4,413,159          394,181        9,320,970
Net assets at beginning of year          19,171,688       14,758,529       10,025,371          704,401
                                      -----------------------------------------------------------------
Net assets at end of year             $  19,660,876    $  19,171,688    $  10,419,552    $  10,025,371
                                      =================================================================

                                                   SBL                                SBL
                                         Managed Asset Allocation               Mid Cap Growth
                                           2007             2006             2007             2006
                                      ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (15,774)   $     (11,362)   $    (220,052)   $    (169,783)
     Capital gains distributions                --                --               --               --
     Realized capital gain (loss)            70,690
       on sales of fund shares                                29,940          319,527          147,827
     Change in unrealized                   (20,860)
       appreciation/depreciation on
       investments during the year                            63,700       (1,889,327)         408,418
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              34,056           82,278       (1,789,852)         386,462

   From contract owner
     transactions:
     Variable annuity deposits              215,977          579,360        3,512,131        7,257,792
     Contract owner maintenance             (10,305)
       charges                                                (7,827)        (142,186)         (96,460)
     Terminations and withdrawals           (60,757)         (75,744)      (1,353,139)        (605,834)
     Annuity payments                            --               --             (601)              --
     Transfers between
       subaccounts, net                     465,579         (146,987)      (3,251,898)        (134,021)
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           610,494          348,802       (1,235,693)       6,421,477
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                   644,550          431,080       (3,025,545)       6,807,939
Net assets at beginning of year             906,970          475,890       16,097,825        9,289,886
                                      -----------------------------------------------------------------
Net assets at end of year             $   1,551,520    $     906,970    $  13,072,280    $  16,097,825
                                      =================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                      SBL                            SBL
                                                 Mid Cap Value                   Money Market
                                              2007           2006            2007            2006
                                          ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $   (297,801)  $   (171,202)  $    (129,463)  $    (171,218)
     Capital gains distributions                    --             --              --              --
     Realized capital gain (loss) on
       sales of fund shares                    642,564        272,143         408,241         429,627
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (274,584)     1,402,893          14,899         112,136
                                          ------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                 70,179      1,503,834         293,677         370,545

   From contract owner transactions:
     Variable annuity deposits               4,405,976      6,321,697      19,012,245      49,061,183
     Contract owner maintenance charges       (206,408)      (102,304)       (115,354)       (113,712)
     Terminations and withdrawals           (1,998,586)      (614,708)     (1,938,752)     (2,574,183)
     Annuity payments                             (699)            --            (203)             --
     Transfers between subaccounts, net        500,198      2,183,057     (14,048,568)    (47,745,967)
                                          ------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            2,700,481      7,787,742       2,909,368      (1,372,679)
                                          ------------------------------------------------------------
Net increase (decrease) in net assets        2,770,660      9,291,576       3,203,045      (1,002,134)
Net assets at beginning of year             17,670,540      8,378,964      11,710,816      12,712,950
                                          ------------------------------------------------------------
Net assets at end of year                 $ 20,441,200   $ 17,670,540   $  14,913,861   $  11,710,816
                                          ============================================================

                                                      SBL                            SBL
                                                   Select 25                   Small Cap Growth
                                              2007           2006            2007            2006
                                          ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $    (37,687)  $    (33,119)  $    (219,533)  $    (117,493)
     Capital gains distributions                    --             --              --              --
     Realized capital gain (loss) on
       sales of fund shares                    186,027        206,584         503,491         213,007
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (261,585)       258,715         453,813         488,935
                                          ------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                   (113,245)       432,180         737,771         584,449

   From contract owner transactions:
     Variable annuity deposits                 105,305        438,550       3,362,574       4,205,823
     Contract owner maintenance charges        (24,487)       (25,021)       (146,648)        (72,619)
     Terminations and withdrawals             (251,810)      (217,146)     (1,395,136)       (426,590)
     Annuity payments                               --             --              --              --
     Transfers between subaccounts, net     (2,014,547)     2,946,203      (2,719,493)      6,759,663
                                          ------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (2,185,539)     3,142,586        (898,703)     10,466,277
                                          ------------------------------------------------------------
Net increase (decrease) in net assets       (2,298,784)     3,574,766        (160,932)     11,050,726
Net assets at beginning of year              3,643,314         68,548      15,134,475       4,083,749
                                          ------------------------------------------------------------
Net assets at end of year                 $  1,344,530   $  3,643,314   $  14,973,543   $  15,134,475
                                          ============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                                                   Van Kampen
                                                              SBL                  Van Kampen       Van Kampen     UIF Emerging
                                                          Small Cap Value         LIT Comstock   LIT Government   Markets Equity
                                                       2007            2006           2007*           2007*           2007*
                                                     ---------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                    $   (20,312)  $   (14,279)  $       (86)    $    (51,937)      $   (4,040)
     Capital gains distributions                              --            --             1               --               --
     Realized capital gain (loss) on sales of fund
       shares                                             72,351        68,686            24           15,741            3,731
     Change in unrealized
       appreciation/depreciation on investments
       during the year                                    37,233        64,733        (1,829)         412,149          121,268
                                                     ---------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                           89,272       119,140        (1,890)         375,953          120,959

   From contract owner transactions:
     Variable annuity deposits                            74,624       368,051            --          100,558               --
     Contract owner maintenance charges                  (15,734)      (10,692)          (55)         (43,468)          (5,007)
     Terminations and withdrawals                       (137,856)      (51,256)         (161)        (284,928)         (19,306)
     Annuity payments                                         --            --           --                --               --
     Transfers between subaccounts, net                  384,343       (55,090)       24,667        9,403,128          867,053
                                                     ---------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contract owner transactions                         305,377       251,013        24,451        9,175,290          842,740
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets                    394,649       370,153        22,561        9,551,243          963,699
Net assets at beginning of year                        1,138,178       768,025            --               --               --
                                                     ---------------------------------------------------------------------------
Net assets at end of year                            $ 1,532,827   $ 1,138,178   $    22,561     $  9,551,243       $  963,699
                                                     ===========================================================================

* For the period from August 1, 2007 (inception  date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2007

1. Organization and Significant Accounting Policies

Organization

AdvanceDesigns Variable Annuity (AdvanceDesigns) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for AdvanceDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

             Subaccount                                         Mutual Fund
----------------------------------------------------------------------------------------------------
                                       AIM Growth Series:
AIM V.I. Basic Value                      AIM V.I. Basic Value Fund (Series II)
AIM V.I. Capital Development              AIM V.I. Capital Development (Series II)
AIM V.I. Global Health Care               AIM V.I. Global Health Care Fund (Series I)
AIM V.I. Global Real Estate               AIM V.I. Real Estate Fund (Series I)
AIM V.I. International Growth             AIM V.I. International Growth Fund (Series II)
AIM V.I. Mid Cap Core Equity              AIM V.I. Mid Cap Core Equity Fund (Series II)
                                       American Century Investment Management, Inc.:
American Century VP Mid Cap Value*        American Century VP Mid Cap Value (Class II)
American Century VP Ultra                 American Century VP Ultra (Class II)
American Century VP Value                 American Century VP Value (Class II)
                                       Rafferty Asset Management LLC:
Direxion Evolution VP All-Cap Equity      Evolution VP All-Cap Equity Fund
Direxion Evolution VP Managed Bond        Evolution VP Managed Bond Fund

                                       Dreyfus Corporation:
Dreyfus IP Technology Growth              Dreyfus IP Technology Growth Portfolio (Service Class)
Dreyfus VIF International Value           Dreyfus VIF International Value Portfolio (Service Class)

* These subaccounts were available for investment in 2007; however, there was no activity.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

              Subaccount                                       Mutual Fund
------------------------------------------------------------------------------------------------------
                                           Franklin Templeton:
Franklin Income Securities                    Franklin Income Securities (Class 2)
Franklin Small Cap Value Securities*          Franklin Small Cap Value Securities (Class 2)
                                           Janus Funds:
Janus Aspen INTECH Risk-Managed Core          Janus Aspen INTECH Risk-Managed Core (Service)
Janus Aspen Large Cap Growth                  Janus Aspen Large Cap Growth (Service)
Janus Aspen Mid Cap Growth                    Janus Aspen Mid Cap Growth (Service)
                                           Legg Mason: Funds
Legg Mason Partners Variable Aggressive       Legg Mason Partners Variable Aggressive Growth
   Growth                                        (Class II)
Legg Mason Partners Variable Global High      Legg Mason Partners Variable Global High Yield Bond
   Yield Bond                                    (Class II)
Legg Mason Partners Variable Small Cap        Legg Mason Partners Variable Small Cap Growth (Class I)
   Growth
                                           MFS Funds:
MFS VIT Research International                MFS VIT Research International (Service)
MFS VIT Total Return                          MFS VIT Total Return (Service)
MFS VIT Utilities                             MFS VIT Utilities (Service)
                                           Franklin Templeton:
Mutual Discovery Securities                   Mutual Discovery Securities (Class 2)
                                           Neuberger Berman:
Neuberger Berman AMT Socially                 Neuberger Berman AMT Socially Responsive Fund
   Responsive                                    (Class S)
                                           Oppenheimer Funds, Inc.:
Oppenheimer Core Bond Fund/VA                 Oppenheimer Core Bond Fund/VA (Service)
Oppenheimer Main Street Small Cap/VA          Oppenheimer Main Street Small Cap Fund/VA
                                           Pacific Investment Management Company, Inc.
PIMCO VIT All Asset                           PIMCO VIT All Asset Fund (Administrative)
PIMCO VIT CommodityRealReturn                 PIMCO VIT CommodityRealReturn Strategy
   Strategy                                      (Administrative)
PIMCO VIT Emerging Markets Bond               PIMCO VIT Emerging Markets Bond (Advisor)
PIMCO VIT Foreign Bond (U.S. Dollar-          PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
   Hedged)                                       (Administrative)
PIMCO VIT Low Duration                        PIMCO VIT Low Duration Fund (Administrative)
PIMCO VIT Real Return                         PIMCO VIT Real Return Fund (Administrative)

* These subaccounts were available for investment in 2007; however, there was no activity.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

               Subaccount                                          Mutual Fund
----------------------------------------------------------------------------------------------------
PIMCO VIT Small Cap StocksPLUS TR*             PIMCO VIT Small Cap StocksPLUS TR (Advisor)
                                            Royce Fund:
Royce Micro-Cap                                Royce Micro-Cap
                                            Rydex Global Advisors, Inc:
Rydex VT Absolute Return Strategies            Rydex VT Absolute Return Strategies
Rydex VT Essential Portfolio Aggressive*       Rydex VT Essential Portfolio Aggressive
Rydex VT Essential Portfolio Conservative      Rydex VT Essential Portfolio Conservative
Rydex VT Essential Portfolio Moderate          Rydex VT Essential Portfolio Moderate
Rydex VT Hedged Equity                         Rydex VT Hedged Equity
Rydex VT Multi-Cap Core Equity*                Rydex VT Multi-Cap Core Equity
Rydex VT Sector Rotation                       Rydex VT Sector Rotation Fund
                                            SBL Series:
SBL Alpha Opportunity                          Series Z (Alpha Opportunity Series)
SBL Diversified Income                         Series E (Diversified Income Series)
SBL Enhanced Index                             Series H (Enhanced Index Series)
SBL Equity                                     Series A (Equity Series)
SBL Equity Income                              Series O (Equity Income Series)
SBL Global                                     Series D (Global Series)
SBL High Yield                                 Series P (High Yield Series)
SBL Large Cap Value                            Series B (Large Cap Value Series)
SBL Managed Asset Allocation                   Series N (Managed Asset Allocation Series)
SBL Mid Cap Growth                             Series J (Mid Cap Growth Series)
SBL Mid Cap Value                              Series V (Mid Cap Value Series)
SBL Money Market                               Series C (Money Market Series)
SBL Select 25                                  Series Y (Select 25 Series)
SBL Small Cap Growth                           Series X (Small Cap Growth Series)
SBL Small Cap Value                            Series Q (Small Cap Value Series)
                                            Van Kampen:
Van Kampen LIT Comstock                        Van Kampen LIT Comstock (Class II)
Van Kampen LIT Government                      Van Kampen LIT Government (Class II)
Van Kampen UIF Emerging Markets Equity            Van Kampen UIF Emerging Markets Equity (Class II)
Van Kampen UIF Equity and Income*              Van Kampen UIF Equity and Income (Class II)

* These subaccounts were available for investment in 2007; however, there was no activity.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Under the terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by SBL. SBL is a wholly owned subsidiary of Security Benefit Corporation (SBC).

AIM Advisors, Inc. serves as investment advisor of AIM V.I. Basic Value Fund, AIM V.I Capital Development, AIM V.I. Global Health Care Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity Fund. AIM Advisors engaged INVESCO Institutional (N.A.), Inc. to provide sub-advisory services to AIM V.I. Global Real Estate Fund. American Century Investment Management, Inc. serves as investment advisor of American Century VP Mid Cap Value Fund, American Century VP Ultra Fund and American Century VP Value Fund. Rafferty Asset Management, LLC has engaged Flexible Plan Investments, Ltd. to provide sub-advisory services to Direxion Evolution VP Managed Bond Fund (formerly Evolution Managed Bond) and Direxion Evolution VP All-Cap Equity Fund (formerly Evolution Managed Equity). The Dreyfus Corporation serves as investment advisor of Dreyfus IP Technology Growth Portfolio and Dreyfus VIF International Value Portfolio. Franklin Advisers, Inc. serves as investment advisor to Franklin Income Securities. Franklin Advisory Services, LLC, serves as investment advisor to Franklin Small Cap Value Securities. Janus Capital Management LLC serves as investment advisor of Janus Aspen Large Cap Growth and Janus Aspen Mid Cap Growth, and has engaged Enhanced Investment Technologies, LLC to provide sub-advisory services to Janus Aspen INTECH Risk-Managed Core. Legg Mason Partners Fund Advisor, LLC has engaged ClearBridge Advisors, LLC to provide subadvisory services to Legg Mason Partners Variable Aggressive Growth and Legg Mason Partners Variable Small Cap Growth funds and also engaged Western Asset Management Company and Western Asset Management Company Limited to provide subadvisory services to Legg Mason Partners Variable Global High Yield Bond. Massachusetts Financial Services Company serves as investment advisor of MFS VIT Research International, MFS VIT Total Return, and MFS VIT Utilities. Franklin Mutual Advisers, LLC has engaged Franklin Templeton Investment Management Limited to provide sub-advisory services to Mutual Discovery Securities Fund. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide sub-advisory services to Neuberger Berman AMT Socially Responsive Fund. OppenheimerFunds, Inc. serves as investment advisor of Oppenheimer Core Bond Fund/VA and Oppenheimer Main Street Small Cap/VA. Pacific Investment Management Company LLC serves as investment advisor of PIMCO VIT All Asset Fund, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration Portoflio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Small Cap StocksPLUS TR. Royce & Associates, LLC serves as investment advisor for Royce Micro-Cap. Rydex Investments

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

serves as investment advisor for Rydex VT Absolute Return Strategies, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, and Rydex VT Sector Rotation Fund. Security Investors, LLC serves as investment advisor of the Diversified Income Series, Equity Series, High Yield Series, Large Cap Value Series, Mid Cap Growth Series, Mid Cap Value Series, Money Market Series, and Select 25 Series. SI has engaged Mainstream Investment Advisers LLC, to provide subadvisory services for Alpha Opportunity Series;
Northern Trust Investments, N.A., to provide subadvisory services for the Enhanced Index Series; T. Rowe Price Associates, Inc. to provide subadvisory services for the Equity Income Series and the Managed Asset Allocation Series; OppenheimerFunds, Inc. and Security Global Investors, LLC, a limited liability company also controlled by SBL, to provide subadvisory services for the Global Series, RS Investment Management, L.P. to provide subadvisory services for the Small Cap Growth Series; and Wells Capital Management, Inc. to provide subadvisory services for the Small Cap Value Series. Van Kampen Asset Management serves as investment advisor for Van Kampen LIT Comstock, and Van Kampen LIT Government. Morgan Stanley Investment Management Inc. serves as investment advisor for Van Kampen UIF Emerging Markets Equity and Van Kampen UIF Equity and Income.

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2007, except for those individual subaccounts operating for portions of such periods as disclosed in the financials statements, were as follows:

                                            Cost of       Proceeds
         Subaccount                        Purchases     from Sales
--------------------------------------------------------------------

AIM V.I. Basic Value                     $  1,552,834   $ 5,764,498
AIM V.I. Capital Development               11,385,397       329,815
AIM V.I. Global Health Care                    83,946       125,082
AIM V.I. Global Real Estate                 3,471,148     3,120,612
AIM V.I. International Growth              15,141,491     3,229,086
AIM V.I. Mid Cap Core Equity                  203,250       127,278

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                         Cost of        Proceeds
                     Subaccount                         Purchases      from Sales
-----------------------------------------------------------------------------------
American Century VP Ultra                             $   2,493,788   $ 22,475,813
American Century VP Value                                12,251,199      5,836,255
Direxion Evolution VP All-Cap Equity                      5,486,128      5,003,216
Direxion Evolution VP Managed Bond                        1,768,460      2,783,323
Dreyfus IP Techology Growth                                  98,834         63,758
Dreyfus VIF International Value                           3,641,520      5,513,633
Franklin Income Securities                                   53,008         38,488
Janus Aspen INTECH Risk-Managed Core                     14,382,437        603,119
Janus Aspen Large Cap Growth                             11,716,807        418,254
Janus Aspen Mid Cap Growth                                  152,018         12,635
Legg Mason Partners Variable Aggressive Growth               84,115            194
Legg Mason Partners Variable Global High Yield Bond           4,815             23
Legg Mason Partners Variable Small Cap Growth                31,652            118
MFS VIT Research International                               29,781             38
MFS VIT Total Return                                         37,548         32,110
MFS VIT Utilities                                           812,021         35,044
Mutual Discovery Securities                               8,687,601        276,025
Neuberger Berman AMT Socially Responsive                     74,496         73,216
Oppenheimer Core Bond Fund/VA                            17,881,986        514,063
Oppenheimer Main Street Small Cap/VA                     15,521,261     11,638,381
PIMCO VIT All Asset                                         630,312        165,527
PIMCO VIT CommodityRealReturn Strategy                    5,729,241        101,035
PIMCO VIT Emerging Markets Bond                              61,307            188
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)                   7,963          6,117
PIMCO VIT Low Duration                                    4,634,791      5,418,732
PIMCO VIT Real Return                                     1,111,471      2,432,249
Royce Micro-Cap                                              13,834             13
Rydex VT Absolute Return Strategies                          18,047              3
Rydex VT Essential Portfolio Conservative                   122,710         65,938
Rydex VT Essential Portfolio Moderate                         8,112             53
Rydex VT Hedged Equity                                        9,018              2
Rydex VT Sector Rotation                                    890,353        360,450
SBL Alpha Opportunity                                       970,225        812,429
SBL Diversified Income                                    8,488,732     25,986,852
SBL Enhanced Index                                        1,418,556     14,342,426

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                  Cost of        Proceeds
              Subaccount                         Purchases      from Sales
----------------------------------------------------------------------------

SBL Equity                                     $   1,859,136   $  9,427,282
SBL Equity Income                                    767,453        979,762
SBL Global                                         2,979,004      9,361,355
SBL High Yield                                    10,718,175     10,788,901
SBL Large Cap Value                                3,147,868      3,485,721
SBL Managed Asset Allocation                       1,411,295        816,575
SBL Mid Cap Growth                                 3,889,070      5,344,816
SBL Mid Cap Value                                  6,535,215      4,132,536
SBL Money Market                                  31,572,718     28,792,813
SBL Select 25                                        331,463      2,554,689
SBL Small Cap Growth                               3,149,877      4,268,111
SBL Small Cap Value                                  732,138        447,073
Van Kampen LIT Comstock                               69,468         45,102
Van Kampen LIT Government                          9,932,267        808,914
Van Kampen UIF Emerging Markets Equity               865,055         26,354

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Presentation

The 2007 comparative financial statements are presented in whole dollars. Previously, the prior year financial statements were presented in thousands. To be comparative, the prior year columns in the current year financial statements have been converted to whole dollars.

2. Variable Annuity Contract Charges

SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 1.20% to 1.45% of the average daily net assets. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2007 and 2006, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                               2007                                 2006
                                -----------------------------------   ----------------------------------
                                                             Net                                Net
                                  Units        Units      Increase      Units       Units     Increase
Subaccount                       Issued      Redeemed    (Decrease)     Issued    Redeemed   (Decrease)
-------------------------------------------------------------------   ----------------------------------
AIM V.I. Basic Value              155,021     (437,215)    (282,194)    358,987   (463,424)    (104,437)
AIM V.I. Capital Development    1,041,279      (47,755)     993,524          --         --           --
AIM V.I. Global Health Care        12,430      (13,503)      (1,073)     15,852    (10,175)       5,677
AIM V.I. Global Real Estate       156,318     (179,593)     (23,275)    142,248   (135,526)       6,722
AIM V.I. International Growth   1,201,465     (435,331)     766,134     489,916   (301,698)     188,218
AIM V.I. Mid Cap Core Equity       34,882      (28,493)       6,389      44,720    (30,872)      13,848
American Century VP Ultra         452,437   (2,119,670)  (1,667,233)  1,094,242   (524,789)     569,453
American Century VP Value       1,003,842     (698,933)     304,909   1,237,210   (383,984)     853,226
Direxion Evolution VP All-Cap
   Equity                         492,851     (462,547)      30,304   1,549,629   (288,488)   1,261,141
Direxion Evolution VP
   Managed Bond                   240,629     (338,901)     (98,272)    894,471   (154,378)     740,093
Dreyfus IP Techology Growth        12,910       (8,802)       4,108      14,167     (4,924)       9,243
Dreyfus VIF International
   Value                          240,606     (460,119)    (219,513)    367,140   (249,801)     117,339
Franklin Income Securities          5,232       (3,691)       1,541          --         --           --
Janus Aspen INTECH Risk-
   Managed Core                 1,471,929      (93,357)   1,378,572          --         --           --
Janus Aspen Large Cap
   Growth                       1,197,653      (73,385)   1,124,268          --         --           --
Janus Aspen Mid Cap Growth         14,586       (1,495)      13,091          --         --           --

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                     2007                               2006
                                     ----------------------------------   --------------------------------
                                                                 Net                                Net
                                       Units       Units      Increase      Units     Units      Increase
Subaccount                             Issued     Redeemed   (Decrease)     Issued   Redeemed   (Decrease)
-----------------------------------------------------------------------   --------------------------------
Legg Mason Partners Variable
   Aggressive Growth                     8,605         (2)       8,603         --         --            --
Legg Mason Partners Global High
   Yield Bond                              434         (1)         433         --         --            --
Legg Mason Partners Variable Small
   Cap Growth                            2,774         (4)       2,770         --         --            --
MFS VIT Research International           2,851         (2)       2,849         --         --            --
MFS VIT Total Return                     3,792     (3,199)         593         --         --            --
MFS VIT Utilities                       82,080     (5,197)      76,883         --         --            --
Mutual Discovery Securities            870,596    (37,779)     832,817         --         --            --
Neuberger Berman AMT Socially
   Responsive                            8,954     (8,948)           6      1,504     (1,285)          219
Oppenheimer Core Bond Fund/VA        1,866,283   (103,638)   1,762,645         --         --            --
Oppenheimer Main Street Small
   Cap/VA                              911,951   (707,293)     204,658    310,312   (192,869)      117,443
PIMCO VIT All Asset                     49,745    (14,167)      35,578    133,932   (110,332)       23,600
PIMCO VIT CommodityRealReturn
   Strategy                            534,305    (13,730)     520,575         --         --            --
PIMCO VIT Emerging Markets Bond          5,796         (8)       5,788         --         --            --
PIMCO VIT Foreign Bond (U.S.
   Dollar-Hedged)                          793       (610)         183         --         --            --
PIMCO VIT Low Duration                 677,075   (768,952)     (91,877)   928,016   (703,560)      224,456
PIMCO VIT Real Return                  121,547   (250,615)    (129,068)   133,282    (82,517)       50,765
Royce Micro-Cap                          1,394         (1)       1,393         --         --            --
Rydex VT Absolute Return
   Strategies                            1,803         --        1,803         --         --            --

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                2007                                   2006
                               -------------------------------------   ------------------------------------
                                                             Net                                    Net
                                 Units        Units        Increase      Units        Units       Increase
Subaccount                       Issued      Redeemed     (Decrease)     Issued      Redeemed    (Decrease)
--------------------------------------------------------------------   ------------------------------------
Rydex VT Essential Portfolio
   Conservative                   14,896       (9,344)        5,552           --           --           --
Rydex VT Essential Portfolio
   Moderate                          797           (2)          795           --           --           --
Rydex VT Hedged Equity               894           --           894           --           --           --
Rydex VT Sector Rotation          55,639      (32,349)       23,290       81,702      (34,866)      46,836
SBL Alpha Opportunity            101,247      (89,973)       11,274        5,366       (1,402)       3,964
SBL Diversified Income         1,194,078   (2,887,174)   (1,693,096)   1,427,965     (914,809)     513,156
SBL Enhanced Index               248,211   (1,412,217)   (1,164,006)   1,611,600     (272,584)   1,339,016
SBL Equity                       319,760   (1,062,873)     (743,113)     518,896     (121,741)     397,155
SBL Equity Income                 84,846      (94,362)       (9,516)     223,821     (517,684)    (293,863)
SBL Global                       366,955     (775,374)     (408,419)     811,445     (182,804)     628,641
SBL High Yield                 1,220,783   (1,144,469)       76,314      887,355     (607,634)     279,721
SBL Large Cap Value              437,083     (415,597)       21,486      821,724      (64,608)     757,116
SBL Managed Asset Allocation     133,470      (80,390)       53,080      133,608      (99,762)      33,846
SBL Mid Cap Growth               600,191     (676,358)       76,167      921,371     (313,844)     607,527
SBL Mid Cap Value                609,312     (413,976)      195,336      728,992     (227,094)     501,898
SBL Money Market               4,989,755   (4,632,432)      357,323    7,735,059   (7,847,755)    (112,696)
SBL Select 25                     91,345     (316,082)     (224,737)   1,553,042   (1,178,927)     374,115
SBL Small Cap Growth             468,744     (493,503)      (24,759)   1,152,177     (300,144)     852,033
SBL Small Cap Value               59,565      (40,354)       19,211       46,742      (28,145)      18,597
Van Kampen LIT Comstock            6,835       (4,458)        2,377           --           --           --
Van Kampen LIT Government      1,036,753     (107,760)      928,993           --           --           --
Van Kampen UIF Emerging
   Markets Equity                 84,857       (2,084)       82,773           --           --           --

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2007, except for those individual subaccounts operating for portions of such periods as described in the financial statements, follows:

Subaccount                              2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value
Units                                490,400          772,595          877,032          482,437           37,206
Unit value                    $        14.30   $        14.74   $        13.63   $        13.50   $        12.72
Net assets                    $    7,009,064   $   11,384,982   $   11,951,031   $    6,512,975   $      473,337
Ratio of expenses to net
assets*                         1.35% - 1.60%    1.35% - 1.60%            1.35%            1.35%            1.35%
Investment income ratio**               0.27%            0.12%              --%              --%              --%
Total return***                        (2.98)%           8.14%            0.94%            6.13%            7.34%

AIM V.I. Capital
Development (3)
Units                                993,524               --               --               --               --
Unit value                    $         9.84   $           --   $           --   $           --   $           --
Net assets                    $    9,768,395   $           --   $           --   $           --   $           --
Ratio of expenses to net
assets*                         1.35% - 1.60%              --%              --%              --%              --%
Investment income ratio**                 --%              --%              --%              --%              --%
Total return***                        (1.63)%             --%              --%              --%              --%

AIM V.I. Global Health Care
Units                                 44,484           45,556           39,879           23,325            6,795
Unit value                    $        13.34   $        12.46   $        12.36   $        11.94   $        11.59
Net assets                    $      593,232   $      567,437   $      492,958   $      278,468   $       78,772
Ratio of expenses to net
assets*                         1.35% - 1.60%    1.35% - 1.60%            1.35%            1.35%            1.35%
Investment income ratio**                 --%              --%              --%              --%              --%
Total return***                         7.06%            0.76%            3.54%            3.02%            5.75%

AIM V.I. Global Real Estate
Units                                249,232          272,507          265,785          161,870           22,672
Unit value                    $        22.52   $        24.91   $        18.24   $        16.68   $        12.75
Net assets                    $    5,613,428   $    6,786,782   $    4,847,929   $    2,699,222   $      289,138
Ratio of expenses to net
assets*                         1.35% - 1.60%    1.35% - 1.60%            1.35%            1.35%            1.35%
Investment income ratio**               5.71%            1.10%            1.27%            1.24%            1.95%
Total return***                        (9.59)%          36.54%            9.39%           30.82%            8.05%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                               2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------
AIM V.I. International
Growth(1)
Units                               1,782,347        1,016,213          827,995          490,166               --
Unit value                     $        17.47   $        15.95   $        13.03   $        11.56   $           --
Net assets                     $   31,148,765   $   16,211,942   $   10,787,117   $    5,667,083   $           --
Ratio of expenses to net
assets*                          1.35% - 1.60%    1.35% - 1.60%            1.35%            1.35%              --%
Investment income ratio**                0.50%            1.04%            0.69%            0.88%              --%
Total return***                          9.55%           22.45%           12.69%           15.60%              --%

AIM V.I. Mid Cap Core Equity
Units                                  51,565           45,177           31,329           12,624              888
Unit value                     $        15.16   $        14.49   $        13.64   $        13.28   $        12.21
Net assets                     $      781,553   $      654,584   $      427,179   $      167,543   $       10,842
Ratio of expenses to net
assets*                          1.35% - 1.60%    1.35% - 1.60%            1.35%            1.35%            1.35%
Investment income ratio**                0.05%            0.86%            0.36%            0.04%              --%
Total return***                          4.61%            6.26%            2.70%            8.76%            1.92%

American Century VP Ultra
Units                                 194,345        1,861,578        1,292,125          775,279          143,494
Unit value                     $        12.75   $        11.02   $        11.91   $        12.20   $        11.52
Net assets                     $    2,476,301   $   20,512,095   $   15,392,003   $    9,459,417   $    1,653,540
Ratio of expenses to net
assets*                          1.35% - 1.60%    1.35% - 1.60%            1.35%            1.35%            1.35%
Investment income ratio**                  --%              --%              --%              --%              --%
Total return***                         15.66%           (7.50)%          (2.37)%           5.90%            8.58%

American Century VP Value
Units                               2,484,929        2,180,020        1,326,794          714,068          132,193
Unit value                     $        13.79   $        15.22   $        13.42   $        13.37   $        12.23
Net assets                     $   34,272,064   $   33,174,464   $   17,801,190   $    9,543,245   $    1,616,185
Ratio of expenses to net
assets*                          1.35% - 1.60%    1.35% - 1.60%            1.35%            1.35%            1.35%
Investment income ratio**                1.54%            0.95%            0.55%            0.47%              --%
Total return***                         (9.37)%          13.42%            0.39%            9.32%           14.51%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                               2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------
Direxion Evolution VP All-Cap
Equity (1)
Units                               1,899,707        1,869,403          608,262          102,089               --
Unit value                     $        11.45   $        11.60   $        10.75   $        10.23   $           --
Net assets                     $   21,749,446   $   21,686,820   $    6,539,011   $    1,044,078   $           --
Ratio of expenses to net
assets*                          1.35% - 1.60%    1.35% - 1.60%            1.35%            1.35%              --%
Investment income ratio**                0.28%            0.02%              --%              --%              --%
Total return***                         (1.31)%           7.90%            5.11%            2.30%              --%

Direxion Evolution VP
Managed Bond (1)
Units                               1,000,016        1,098,288          358,195           74,722               --
Unit value                     $         8.76   $         9.05   $         9.25   $        10.08   $           --
Net assets                     $    8,762,059   $    9,939,356   $    3,312,453   $      753,392   $           --
Ratio of expenses to net
assets*                          1.35% - 1.60%    1.35% - 1.60%            1.35%            1.35%              --%
Investment income ratio**                2.77%            0.35%            2.06%              --%              --%
Total return***                         (3.18)%          (2.13)%          (8.28)%           0.80%              --%

Dreyfus IP Technology
Growth (1)
Units                                  28,003           23,895           14,652              299               --
Unit value                     $        10.93   $         9.98   $        10.02   $        10.11   $           --
Net assets                     $      306,024   $      238,521   $      146,814   $        3,018   $           --
Ratio of expenses to net
assets*                         1.35% - 1.60%     1.35% - 1.60%            1.35%            1.35%              --%
Investment income ratio**                  --%              --%              --%              --%              --%
Total return***                          9.53%           (0.38)%          (0.93)%           1.10%              --%

Dreyfus VIF International
Value (1)
Units                                 652,726          872,239          754,900          443,735               --
Unit value                     $        13.96   $        14.04   $        11.98   $        11.20   $           --
Net assets                     $    9,115,025   $   12,245,394   $    9,043,102   $    4,971,159   $           --
Ratio of expenses to net
assets*                          1.35% - 1.60%    1.35% - 1.60%            1.35%            1.35%              --%
Investment income ratio**                1.69%            1.23%              --%            1.39%              --%
Total return***                         (0.53)%          17.19%            6.93%           12.00%              --%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                  2007      2006      2005     2004     2003
---------------------------------------------------------------------------------------
Franklin Income Securities (3)
Units                                      1,541        --        --       --       --
Unit value                        $        10.03    $   --    $   --    $  --    $  --
Net assets                        $       15,443    $   --    $   --    $  --    $  --
Ratio of expenses to net
assets*                             1.35% - 1.60%       --%       --%      --%      --%
Investment income ratio**                     --%       --%       --%      --%      --%
Total return***                             0.27%       --%       --%      --%      --%

Janus Aspen INTECH
Risk-Managed Core (3)
Units                                  1,378,572        --        --       --       --
Unit value                        $        10.33    $   --    $   --    $  --    $  --
Net assets                        $   14,238,062    $   --    $   --    $  --    $  --
Ratio of expenses to net
assets*                             1.35% - 1.60%       --%       --%      --%      --%
Investment income ratio**                   0.66%       --%       --%      --%      --%
Total return***                             3.32%       --%       --%      --%      --%

Janus Aspen Large Cap
Growth (3)

Units                                  1,124,269        --        --       --       --
Unit value                        $        10.49    $   --    $   --    $  --    $  --
Net assets                        $   11,802,465    $   --    $   --    $  --    $  --
Ratio of expenses to net
assets*                             1.35% - 1.60%       --%       --%      --%      --%
Investment income ratio**                   0.49%       --%       --%      --%      --%
Total return***                             4.94%       --%       --%      --%      --%

Janus Aspen Mid Cap Growth (3)
Units                                     13,091        --        --       --       --
Unit value                        $        10.71    $   --    $   --    $  --    $  --
Net assets                        $      140,256    $   --    $   --    $  --    $  --
Ratio of expenses to net
assets*                             1.35% - 1.60%       --%       --%      --%      --%
Investment income ratio**                   0.06%       --%       --%      --%      --%
Total return***                             7.12%       --%       --%      --%      --%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                         2007             2006           2005           2004          2003
--------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable
Aggressive Growth (3)
Units                                             8,603               --             --             --            --
Unit value                                $        9.80   $           --   $         --   $         --   $        --
Net assets                                $      84,305   $           --   $         --   $         --   $        --
Ratio of expenses to net assets*           1.35% - 1.60%              --%            --%            --%           --%
Investment income ratio**                            --%              --%            --%            --%           --%
Total return***                                   (1.98)%             --%            --%            --%           --%

Legg Mason Partners Variable
Global High Yield Bond (3)
Units                                               433               --             --             --            --
Unit value                                $       10.07   $           --   $         --   $         --   $        --
Net assets                                $       4,364   $           --   $         --   $         --   $        --
Ratio of expenses to net assets*           1.35% - 1.60%              --%            --%            --%           --%
Investment income ratio**                         14.08%              --%            --%            --%           --%
Total return***                                    0.74%              --%            --%            --%           --%

Legg Mason Partners Variable
Small Cap Growth (3)
Units                                             2,770               --             --             --            --
Unit value                                $       10.23   $           --   $         --   $         --   $        --
Net assets                                $      28,344   $           --   $         --   $         --   $        --
Ratio of expenses to net assets*           1.35% - 1.60%              --%            --%            --%           --%
Investment income ratio**                            --%              --%            --%            --%           --%
Total return***                                    2.31%              --%            --%            --%           --%

MFS VIT Research
International (3)
Units                                             2,850               --             --             --            --
Unit value                                $       10.45   $           --   $         --   $         --   $        --
Net assets                                $      29,783   $           --   $         --   $         --   $        --
Ratio of expenses to net assets*           1.35% - 1.60%              --%            --%            --%           --%
Investment income ratio**                            --%              --%            --%            --%           --%
Total return***                                    4.51%              --%            --%            --%           --%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                         2007             2006           2005           2004          2003
--------------------------------------------------------------------------------------------------------------------
MFS VIT Total Return (3)
Units                                               593               --             --             --            --
Unit value                                $        9.92   $           --   $         --   $         --   $        --
Net assets                                $       5,883   $           --   $         --   $         --   $        --
Ratio of expenses to net assets*           1.35% - 1.60%              --%            --%            --%           --%
Investment income ratio**                            --%              --%            --%            --%           --%
Total return***                                  (0.85)%              --%            --%            --%           --%

MFS VIT Utilities (3)
Units                                            76,883               --             --             --            --
Unit value                                $       11.03   $           --   $         --   $         --   $        --
Net assets                                $     847,924   $           --   $         --   $         --   $        --
Ratio of expenses to net assets*           1.35% - 1.60%              --%            --%            --%           --%
Investment income ratio**                            --%              --%            --%            --%           --%
Total return***                                   10.27%              --%            --%            --%           --%

Mutual Discovery
Securities (3)
Units                                           832,817               --             --             --            --
Unit value                                $       10.04   $           --   $         --   $         --   $        --
Net assets                                $   8,365,146   $           --   $         --   $         --   $        --
Ratio of expenses to net assets*           1.35% - 1.60%              --%            --%            --%           --%
Investment income ratio**                            --%              --%            --%            --%           --%
Total return***                                    0.43%              --%            --%            --%           --%

Neuberger Berman AMT
Socially Responsive (2)
Units                                               225              219             --             --            --
Unit value                                $       16.66   $        16.21   $         --   $         --   $        --
Net assets                                $       3,747   $        3,553   $         --   $         --   $        --
Ratio of expenses to net assets*           1.35% - 1.60%      1.35%-1.60%            --%            --%           --%
Investment income ratio**                          0.32%              --%            --%            --%           --%
Total return***                                    2.77%           62.12%            --%            --%           --%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                         2007             2006           2005           2004          2003
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond
Fund/VA (3)
Units                                         1,762,644               --             --             --            --
Unit value                                $       10.13   $           --   $         --   $         --   $        --
Net assets                                $  17,858,818   $           --   $         --   $         --   $        --
Ratio of expenses to net assets*           1.35% - 1.60%              --%            --%            --%           --%
Investment income ratio**                            --%              --%            --%            --%           --%
Total return***                                    1.32%              --%            --%            --%           --%

Oppenheimer Main Street
Small Cap/VA
Units                                           638,582          433,924        316,481        260,470        27,124
Unit value                                $       16.80   $        17.80   $      16.22   $      15.44   $     13.53
Net assets                                $  10,728,982   $    7,725,015   $  5,132,194   $  4,020,630   $   366,969
Ratio of expenses to net assets*           1.35% - 1.60%    1.35% - 1.60%          1.35%          1.35%         1.35%
Investment income ratio**                          0.14%            0.02%            --%            --%           --%
Total return***                                  (5.62)%            9.78%          5.05%         14.12%         5.05%

PIMCO VIT All Asset
Units                                            86,045           50,467         26,867         13,198         2,219
Unit value                                $       12.14   $        11.70   $      11.68   $      11.49   $     10.76
Net assets                                $   1,044,381   $      590,560   $    313,915   $    151,543   $    23,878
Ratio of expenses to net assets*           1.35% - 1.60%    1.35% - 1.60%          1.35%          1.35%         1.35%
Investment income ratio**                          7.26%            7.26%          5.30%          5.15%         4.06%
Total return***                                     3.7%            0.20%          1.70%          6.78%         2.77%

PIMCO VIT
CommodityRealReturn
Strategy (3)
Units                                           520,576               --             --             --            --
Unit value                                $       11.57   $           --   $         --   $         --   $        --
Net assets                                $   6,021,760   $           --   $         --   $         --   $        --
Ratio of expenses to net assets*           1.35% - 1.60%              --%            --%            --%           --%
Investment income ratio**                          4.00%              --%            --%            --%           --%
Total return***                                    15.7%              --%            --%            --%           --%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                         2007             2006           2005           2004          2003
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging
Markets Bond (3)
Units                                             5,788               --             --             --            --
Unit value                                $       10.40   $           --   $         --   $         --   $        --
Net assets                                $      60,198   $           --   $         --   $         --   $        --
Ratio of expenses to net assets*           1.35% - 1.60%              --%            --%            --%           --%
Investment income ratio**                          1.24%              --%            --%            --%           --%
Total return***                                    4.03%              --%            --%            --%           --%

PIMCO VIT Foreign Bond
(U.S. Dollar-Hedged) (3)
Units                                               183               --             --             --            --
Unit value                                $       10.06   $           --   $         --   $         --   $        --
Net assets                                $       1,845   $           --   $         --   $         --   $        --
Ratio of expenses to net assets*           1.35% - 1.60%              --%            --%            --%           --%
Investment income ratio**                          3.45%              --%            --%            --%           --%
Total return***                                    0.64%              --%            --%            --%           --%

PIMCO VIT Low Duration
Units                                         2,309,209        2,401,085      2,176,629      1,113,994       151,464
Unit value                                $        9.44   $         9.19   $       9.23   $       9.55   $      9.79
Net assets                                $  21,800,146   $   22,078,810   $ 20,105,791   $ 10,649,484   $ 1,483,253
Ratio of expenses to net assets*           1.35% - 1.60%    1.35% - 1.60%          1.35%          1.35%         1.35%
Investment income ratio**                          4.88%            4.40%          2.72%          1.34%         0.37%
Total return***                                    2.77%          (0.44)%        (3.32)%        (2.45)%       (2.30)%

PIMCO VIT Real Return
Units                                           227,675          356,743        305,978        200,767         6,732
Unit value                                $       10.78   $        10.18   $      10.55   $      10.80   $     10.36
Net assets                                $   2,453,819   $    3,633,312   $  3,231,854   $  2,171,667   $    69,710
Ratio of expenses to net assets*           1.35% - 1.60%    1.35% - 1.60%          1.35%          1.35%         1.35%
Investment income ratio**                          4.49%            4.30%          2.84%          1.52%         0.16%
Total return***                                    5.91%          (3.57)%        (2.28)%          4.25%         2.17%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007               2006            2005            2004           2003
------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap (3)
Units                                           1,393                 --              --              --             --
Unit value                            $          9.65   $             --   $          --   $          --   $         --
Net assets                            $        13,446   $             --   $          --   $          --   $         --
Ratio of expenses to net assets*         1.35% - 1.60%                --%             --%             --%            --%
Investment income ratio**                        0.60%                --%             --%             --%            --%
Total return***                                 (3.48)%               --%             --%             --%            --%

Rydex VT Absolute Return
Strategies (3)
Units                                           1,803                 --              --              --             --
Unit value                            $          9.94   $             --   $          --   $          --   $         --
Net assets                            $        17,920   $             --   $          --   $          --   $         --
Ratio of expenses to net assets*         1.35% - 1.60%                --%             --%             --%            --%
Investment income ratio**                          --%                --%             --%             --%            --%
Total return***                                 (0.63)%               --%             --%             --%            --%

Rydex VT Essential Portfolio
Conservative (3)
Units                                           5,553                 --              --              --             --
Unit value                            $         10.27   $             --   $          --   $          --   $         --
Net assets                            $        57,020   $             --   $          --   $          --   $         --
Ratio of expenses to net assets*         1.35% - 1.60%                --%             --%             --%            --%
Investment income ratio**                        5.29%                --%             --%             --%            --%
Total return***                                  2.67%                --%             --%             --%            --%

Rydex VT Essential Portfolio
Moderate (3)
Units                                             796                 --              --              --             --
Unit value                            $         10.27   $             --   $          --   $          --   $         --
Net assets                            $         8,170   $             --   $          --   $          --   $         --
Ratio of expenses to net assets*         1.35% - 1.60%                --%             --%             --%            --%
Investment income ratio**                        4.57%                --%             --%             --%            --%
Total return***                                  2.73%                --%             --%             --%            --%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007               2006            2005            2004           2003
------------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity (3)
Units                                             894                 --              --              --             --
Unit value                            $          9.94   $             --   $          --   $          --   $         --
Net assets                            $         8,891   $             --   $          --   $          --   $         --
Ratio of expenses to net assets*         1.35% - 1.60%                --%             --%             --%            --%
Investment income ratio**                          --%                --%             --%             --%            --%
Total return***                                 (0.61)%               --%             --%             --%            --%

Rydex VT Sector Rotation
Units                                         216,902            193,612         146,776         115,452          5,095
Unit value                            $         17.63   $          15.00   $       14.07   $       12.92   $      12.19
Net assets                            $     3,823,677   $      2,905,228   $   2,065,091   $   1,491,986   $     62,117
Ratio of expenses to net assets*         1.35% - 1.60%      1.35% - 1.60%           1.35%           1.35%          1.35%
Investment income ratio**                          --%                --%             --%             --%            --%
Total return***                                 17.48%              6.65%           8.87%           5.99%          0.49%

SBL Alpha Opportunity
Units                                          32,541             21,266          17,302          15,207            169
Unit value                            $         15.57   $          13.76   $       12.71   $       12.44   $      11.55
Net assets                            $       506,823   $        292,729   $     219,878   $     189,237   $      1,951
Ratio of expenses to net assets*         1.35% - 1.60%      1.35% - 1.60%           1.35%           1.35%          1.35%
Investment income ratio**                          --%                --%             --%             --%            --%
Total return***                                 13.14%              8.32%           2.12%           7.71%          1.49%

SBL Diversified Income
Units                                         788,527          2,481,624       1,968,468       1,341,795        282,307
Unit value                            $          9.87             $10.02   $       10.08   $       10.34   $      10.41
Net assets                            $     7,783,452   $     24,880,041   $  19,848,934   $  13,876,219   $  2,937,062
Ratio of expenses to net assets*         1.35% - 1.60%      1.35% - 1.60%           1.35%           1.35%          1.35%
Investment income ratio**                          --%                --%             --%           1.11%         11.78%
Total return***                                 (1.48)%            (0.62)%         (2.49)%         (0.67)%        (1.14)%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007               2006            2005            2004           2003
------------------------------------------------------------------------------------------------------------------------
SBL Enhanced Index
Units                                         234,147          1,398,153          59,137         121,648         10,228
Unit value                            $         10.36   $          10.71   $        9.68   $        9.63   $       9.15
Net assets                            $     2,425,056   $     14,976,814   $     572,542   $   1,170,791   $     93,612
Ratio of expenses to net assets*         1.35% - 1.60%      1.35% - 1.60%           1.35%           1.35%          1.35%
Investment income ratio**                          --%                --%             --%           0.21%          1.36%
Total return***                                 (3.34)%            10.64%           0.57%           5.25%         13.95%

SBL Equity
Units                                         149,525            892,637         495,482         317,502        118,225
Unit value                            $          8.77   $           9.64           $8.92   $        8.93   $       8.65
Net assets                            $     1,311,821   $      8,604,717   $   4,419,708   $   2,833,711   $  1,022,000
Ratio of expenses to net assets*         1.35% - 1.60%      1.35% - 1.60%           1.35%           1.35%          1.35%
Investment income ratio**                          --%                --%             --%           0.12%          0.88%
Total return***                                 (8.96)%             8.09%          (0.11)%          3.24%         16.58%

SBL Equity Income
Units                                         188,684            198,201         492,064         272,765         11,423
Unit value                            $         11.78   $          11.97   $       10.52   $       10.59   $       9.67
Net assets                            $     2,222,663   $      2,372,464   $   5,177,639   $   2,889,927   $    110,473
Ratio of expenses to net assets*         1.35% - 1.60%      1.35% - 1.60%           1.35%           1.35%          1.35%
Investment income ratio**                          --%                --%             --%           0.06%          2.09%
Total return***                                 (1.59)%            13.77%          (0.68)%          9.51%          6.85%

SBL Global
Units                                         784,775          1,193,195         564,554         396,190        149,380
Unit value                            $         14.74   $          14.14   $       12.59   $       11.58   $      10.18
Net assets                            $    11,566,501   $     16,871,708   $   7,103,645   $   4,586,425   $  1,520,897
Ratio of expenses to net assets*         1.35% - 1.60%      1.35% - 1.60%           1.35%           1.35%          1.35%
Investment income ratio**                          --%                --%             --%             --%          0.32%
Total return***                                  4.22%             12.36%           8.70%          13.75%         37.38%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007              2006             2005          2004             2003
------------------------------------------------------------------------------------------------------------------------
SBL High Yield
Units                                       1,625,290          1,548,976       1,269,255         662,871        147,317
Unit value                            $         12.09   $          12.38   $       11.63   $       11.70   $      10.95
Net assets                            $    19,660,876   $     19,171,684   $  14,758,529   $   7,755,103   $  1,612,945
Ratio of expenses to net assets*         1.35% - 1.60%      1.35% - 1.60%           1.35%           1.35%          1.35%
Investment income ratio**                          --%                --%             --%           0.91%          8.89%
Total return***                                 (2.29)%             6.44%         (0.62)%           6.85%         16.49%

SBL Large Cap Value
Units                                         846,347            824,862          67,746          63,353         25,741
Unit value                            $         12.31   $          12.15   $       10.40   $        9.83   $       9.27
Net assets                            $    10,419,552   $     10,025,372   $     704,401   $     622,454   $    238,344
Ratio of expenses to net assets*         1.35% - 1.60%      1.35% - 1.60%           1.35%           1.35%          1.35%
Investment income ratio**                          --%                --%             --%           0.06%          0.80%
Total return***                                   1.3%             16.81%           5.82%           6.04%         23.44%

SBL Managed Asset Allocation
Units                                         130,561             77,481          43,635          34,605         21,211
Unit value                            $         11.88   $          11.71   $       10.91   $       10.92   $      10.30
Net assets                            $     1,551,520   $        906,970   $     475,890   $     377,737   $    218,580
Ratio of expenses to net assets*         1.35% - 1.60%      1.35% - 1.60%           1.35%           1.35%          1.35%
Investment income ratio**                          --%                --%             --%           0.66%          3.36%
Total return***                                   1.5%              7.32%          (0.09)%          6.02%          4.67%

SBL Mid Cap Growth
Units                                       1,369,694          1,445,861         838,334         340,357        105,877
Unit value                            $          9.54   $          11.13   $       11.08   $       10.73   $      10.18
Net assets                            $    13,072,280   $     16,097,826   $   9,289,885   $   3,653,225   $  1,078,022
Ratio of expenses to net assets*         1.35% - 1.60%      1.35% - 1.60%           1.35%           1.35%          1.35%
Investment income ratio**                          --%                --%             --%             --%            --%
Total return***                                (14.27)%             0.48%           3.23%           5.40%         49.71%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                  2007               2006              2005               2004              2003
----------------------------------------------------------------------------------------------------------------------------
SBL Mid Cap Value
Units                                  1,242,234          1,046,899           545,001            310,662            75,461
Unit value                      $          16.46   $          16.88   $         15.37   $          13.82   $         11.37
Net assets                      $     20,441,200   $     17,670,541   $     8,378,964   $      4,291,761   $       857,667
Ratio of expenses to net
assets*                             1.35% - 1.60%      1.35% - 1.60%             1.35%              1.35%             1.35%
Investment income ratio**                     --%                --%               --%              0.04%             0.38%
Total return***                             (2.5)%             9.79%            11.27%             21.55%            47.66%

SBL Money Market
Units                                  1,675,131          1,317,807         1,430,503            652,481           241,737
Unit value                      $           8.91   $           8.89   $          8.89   $           9.04   $          9.38
Net assets                      $     14,913,861   $     11,710,816   $    12,712,951   $      5,897,901   $     2,267,042
Ratio of expenses to net
assets*                             1.35% - 1.60%      1.35% - 1.60%             1.35%              1.35%             1.35%
Investment income ratio**                     --%                --%               --%              0.07%             0.70%
Total return***                             0.24%             (0.02)%           (1.68)%            (3.62)%           (3.70)%

SBL Select 25
Units                                    156,770            381,506             7,391              5,798             5,028
Unit value                      $           8.58   $           9.55   $          9.28   $           8.67   $          8.11
Net assets                      $      1,344,530   $      3,643,314   $        68,548   $         50,257   $        40,802
Ratio of expenses to net
assets*                             1.35% - 1.60%      1.35% - 1.60%             1.35%              1.35%             1.35%
Investment income ratio**                     --%                --%               --%                --%               --%
Total return***                            (10.2)%             2.96%             7.00%              6.91%             2.40%

SBL Small Cap Growth
Units                                  1,144,970          1,169,729           317,696            163,559            10,489
Unit value                      $          13.08   $          12.94   $         12.85   $          12.49   $         11.13
Net assets                      $     14,973,543   $     15,134,473   $     4,083,749   $      2,042,922   $       116,739
Ratio of expenses to net
assets*                             1.35% - 1.60%      1.35% - 1.60%             1.35%              1.35%             1.35%
Investment income ratio**                     --%                --%               --%                --%               --%
Total return***                             1.08%              0.66%             2.93%             12.22%            49.80%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                  2007               2006              2005               2004              2003
----------------------------------------------------------------------------------------------------------------------------
SBL Small Cap Value
Units                                     88,781             69,570            50,973             34,576             8,353
Unit value                      $          17.27   $          16.36   $         15.07   $          13.74   $         11.93
Net assets                      $      1,532,827   $      1,138,179   $       768,026   $        475,193   $        99,565
Ratio of expenses to net
assets*                             1.35% - 1.60%      1.35% - 1.60%             1.35%              1.35%             1.35%
Investment income ratio**                     --%                --%               --%                --%               --%
Total return***                             5.53%              8.59%             9.64%             15.17%            44.43%

Van Kampen LIT Comstock (3)
Units                                      2,377                 --                --                 --                --
Unit value                      $           9.49   $             --   $            --   $             --   $            --
Net assets                      $         22,561   $             --   $            --   $             --   $            --
Ratio of expenses to net
assets*                             1.35% - 1.60%                --%               --%                --%               --%
Investment income ratio**                     --%                --%               --%                --%               --%
Total return***                            (5.11)%               --%               --%                --%               --%

Van Kampen LIT Government (3)
Units                                    928,994                 --                --                 --                --
Unit value                      $          10.28   $             --   $            --   $             --   $            --
Net assets                      $      9,551,243   $             --   $            --   $             --   $            --
Ratio of expenses to net
assets*                             1.35% - 1.60%                --%               --%                --%               --%
Investment income ratio**                     --%                --%               --%                --%               --%
Total return***                             2.83%                --%               --%                --%               --%

Van Kampen UIF Emerging
Markets Equity (3)
Units                                     82,774                 --%               --%                --%               --%
Unit value                      $          11.64   $             --   $            --   $             --   $            --
Net assets                      $        963,699   $             --   $            --   $             --   $            --
Ratio of expenses to net
assets*                             1.35% - 1.60%                --%               --%                --%               --%
Investment income ratio**                     --%                --%               --%                --%               --%
Total return***                            16.42%                --%               --%                --%               --%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(1)   For the period from May 1, 2004 (inception date) to December 31, 2004.

(2)   For the period from April 27, 2006 (inception date) to December 31, 2006.

(3)   For the period from August 1, 2007 (inception date) to December 31, 2007.

5. Subsequent Event

On June 28, 2007, SBC and SBL entered into a purchase agreement to acquire 100% of the outstanding capital stock of Rydex Holdings, Inc., the parent of Rydex Investments who serves as subadvisor to the Rydex funds. The transaction was effective and closed on January 17, 2008.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
Valuebuilder Variable Annuity
Year Ended December 31, 2007
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2007

                                    Contents

Report of Independent Registered Public Accounting Firm ..................    1

Audited Financial Statements

Statements of Net Assets .................................................    3
Statements of Operations .................................................   16
Statements of Changes in Net Assets ......................................   29
Notes to Financial Statements ............................................   45

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - Valuebuilder Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM Technology, American Century Equity Income, American Century
Heritage, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic
Allocation: Conservative, American Century Strategic Allocation: Moderate, Ariel Fund, Aston/Optimum Mid Cap, Calamos Growth, Calamos Growth and Income, Calamos High Yield, Dreyfus Appreciation, Dreyfus General Money Market, Dreyfus Midcap Value, Dreyfus Premier Strategic Value, Dryden Small-Cap Core Equity, Federated Bond, Fidelity Advisor Dividend Growth, Fidelity Advisor International Capital Appreciation, Fidelity Advisor Mid Cap, Fidelity Advisor Real Estate, Fidelity Advisor Value Strategies, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Lehman Brothers Core Bond, Neuberger Berman Partners, Neuberger Berman Socially Responsive, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield, Royce Opportunity, Royce Value, RS Information Age, RS Value, Security Alpha
Opportunity, Security Capital Preservation, Security Diversified Income, Security Equity, Security Global, Security Income Opportunity, Security Large Cap Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security Small Cap Growth, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock, Van Kampen Aggressive Growth, Van Kampen Comstock, Van Kampen Equity and Income, Wells Fargo Advantage Growth, Wells Fargo Advantage Growth and Income, Wells Fargo Advantage Opportunity, and Wells Fargo Advantage Small Cap Value Subaccounts, which are available for investment by contract owners of the Valuebuilder Variable Annuity, as of December 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company

Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a. test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the Valuebuilder Variable Annuity at December 31, 2007, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

March 31, 2008

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                            Statements of Net Assets

                                December 31, 2007

                              AIM Basic                  AIM Large Cap   AIM Mid Cap   AIM Small Cap
                                Value     AIM Dynamics       Growth      Core Equity       Growth
                            -------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $ 3,291,004   $    188,760   $     910,866   $ 1,038,311   $   2,636,689
                            -------------------------------------------------------------------------
Total assets                  3,291,004        188,760         910,866     1,038,311       2,636,689
                            -------------------------------------------------------------------------
Net assets                  $ 3,291,004   $    188,760   $     910,866   $ 1,038,311   $   2,636,689
                            =========================================================================

Units outstanding
   NEA Valuebuilder             323,148         20,470         111,613        78,917         235,224
   AEA Valuebuilder               1,467             --              76         2,895           6,327
   NEA Valuebuilder - RID            --             --              98            --              --
                            -------------------------------------------------------------------------
Total Units                     324,615         20,470         111,786        81,812         241,551
                            =========================================================================

Unit value
   NEA Valuebuilder         $     10.12   $       9.22   $        8.15   $     12.60   $       10.78
   AEA Valuebuilder         $     14.31   $      17.34   $       12.83   $     15.23   $       16.14
   NEA Valuebuilder - RID   $     10.92   $      13.06   $       11.57   $     11.87   $       12.66

Mutual funds, at cost       $ 3,077,780   $    162,832   $     706,957   $ 1,155,767   $   2,392,522
Mutual fund shares              104,476          7,914          68,641        43,940          90,920

See accompanying notes

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                           American
                                            American        American       Century
                               AIM       Century Equity     Century     International      American
                            Technology       Income         Heritage        Growth      Century Select
                            ---------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $  343,976   $    7,177,190   $ 1,555,395   $   3,433,453   $    2,028,669
                            ---------------------------------------------------------------------------
Total assets                   343,976        7,177,190     1,555,395       3,433,453        2,028,669
                            ---------------------------------------------------------------------------
Net assets                  $  343,976   $    7,177,190   $ 1,555,395   $   3,433,453   $    2,028,669
                            ===========================================================================

Units outstanding
   NEA Valuebuilder             66,365          516,997        97,855         278,092          242,332
   AEA Valuebuilder                  7           11,709         4,348           1,001              283
   NEA Valuebuilder - RID           --            6,211            --              --               --
                            ---------------------------------------------------------------------------
Total Units                     66,372          534,917       102,203         279,093          242,615
                            ===========================================================================

Unit value
   NEA Valuebuilder         $     5.18   $        13.43   $     14.95   $       12.28   $         8.35
   AEA Valuebuilder         $    13.28   $        14.03   $     21.32   $       18.65   $        12.47
   NEA Valuebuilder - RID   $    11.32   $        11.13   $     18.57   $       14.88   $        10.87

Mutual funds, at cost       $  323,247   $    7,608,294   $ 1,353,317   $   2,690,077   $    1,738,520
Mutual fund shares              11,143          920,153        72,479         248,621           49,759

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                              American       American      American
                                                               Century       Century        Century
                                                              Strategic      Strategic     Strategic
                                                             Allocation:    Allocation:   Allocation:                 Aston/Optimum
                                                             Aggressive    Conservative    Moderate     Ariel Fund       Mid Cap
                                                             ----------------------------------------------------------------------
Assets:
   Mutual funds, at value                                    $ 4,280,350   $ 1,270,621    $   356,139   $ 4,997,402   $   300,099
                                                             ----------------------------------------------------------------------
Total assets                                                   4,280,350     1,270,621        356,139     4,997,402       300,099
                                                             ----------------------------------------------------------------------
Net assets                                                   $ 4,280,350   $ 1,270,621    $   356,139   $ 4,997,402   $   300,099
                                                             ======================================================================
Units outstanding
   NEA Valuebuilder                                              313,110       117,551         32,372       402,330        27,072
   AEA Valuebuilder                                               19,268         5,351            779        18,633            --
   NEA Valuebuilder - RID                                         52,317            --             --            --            --
                                                             ----------------------------------------------------------------------
Total Units                                                      384,695       122,902         33,151       420,963        27,072
                                                             ======================================================================
Unit value
   NEA Valuebuilder                                          $     11.13   $     10.34    $     10.75   $     11.78   $     11.08
   AEA Valuebuilder                                          $     11.11   $     10.31    $     10.72   $     13.93   $     11.06
   NEA Valuebuilder - RID                                    $     11.09   $     10.30    $     10.70   $     10.04   $     11.04

Mutual funds, at cost                                        $ 4,666,635   $ 1,275,620    $   380,100   $ 5,448,368   $   304,787
Mutual fund shares                                               520,091       228,529         51,991       107,726        10,593

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                            Calamos                                     Dreyfus
                                                              Calamos     Growth and   Calamos High     Dreyfus      General Money
                                                              Growth        Income         Yield      Appreciation       Market
                                                        --------------------------------------------------------------------------
Assets:
   Mutual funds, at value                               $  20,909,526   $ 16,516,483   $  173,837     $  3,215,287   $  3,096,013
                                                        --------------------------------------------------------------------------
Total assets                                               20,909,526     16,516,483      173,837        3,215,287      3,096,013
                                                        --------------------------------------------------------------------------
Net assets                                              $  20,909,526   $ 16,516,483   $  173,837     $  3,215,287   $  3,096,013
                                                        ==========================================================================
Units outstanding
   NEA Valuebuilder                                         1,478,503      1,214,524       17,189          323,968        344,674
   AEA Valuebuilder                                            17,964         15,482          122            5,254          3,424
   NEA Valuebuilder - RID                                          --             --           --               --             --
                                                        --------------------------------------------------------------------------
Total Units                                                 1,496,467      1,230,006       17,311          329,222        348,098
                                                        ==========================================================================

Unit value
   NEA Valuebuilder                                     $       13.92   $      13.41   $    10.04     $       9.71   $       8.89
   AEA Valuebuilder                                     $       17.69   $      14.86   $    10.02     $      12.84   $       9.06
   NEA Valuebuilder - RID                               $       12.62   $      11.84   $    10.01     $      11.53   $       9.78

Mutual funds, at cost                                   $  17,473,919   $ 15,424,711   $  184,239     $  2,842,153   $  3,096,013
Mutual fund shares                                            356,514        524,499       17,110           71,930      3,096,013

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                                                          Fidelity
                                                                         Dreyfus       Dryden Small-                      Advisor
                                                         Dreyfus         Premier          Cap Core                        Dividend
                                                      Midcap Value   Strategic Value       Equity      Federated Bond     Growth
                                                     -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value                            $ 2,141,220     $  5,119,797      $    4,581      $ 1,458,679      $ 2,002,894
                                                     -------------------------------------------------------------------------------
Total assets                                           2,141,220        5,119,797           4,581        1,458,679        2,002,894
                                                     -------------------------------------------------------------------------------
Net assets                                           $ 2,141,220     $  5,119,797      $    4,581      $ 1,458,679      $ 2,002,894
                                                     ===============================================================================
Units outstanding
   NEA Valuebuilder                                      182,717          379,453             490          145,587          224,363
   AEA Valuebuilder                                        1,114            6,883              --              101               --
   NEA Valuebuilder - RID                                     --               --              --               --               --
                                                     -------------------------------------------------------------------------------
Total Units                                              183,831          386,336             490          145,688          224,363
                                                     ===============================================================================

Unit value
   NEA Valuebuilder                                  $     11.60     $      13.16      $     9.34      $     10.01      $      8.93
   AEA Valuebuilder                                  $     18.88     $      18.26      $     9.32      $      9.99      $     11.85
   NEA Valuebuilder - RID                            $     11.65     $      12.45      $     9.31      $      9.97      $     10.70

Mutual funds, at cost                                $ 2,159,677     $  4,912,145      $    4,891      $ 1,462,399      $ 1,843,069
Mutual fund shares                                        75,903          160,697             237          165,759          160,360

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                               Fidelity
                               Advisor
                            International     Fidelity       Fidelity        Fidelity      Goldman Sachs
                               Capital         Advisor     Advisor Real   Advisor Value      Emerging
                             Appreciation      Mid Cap        Estate        Strategies    Markets Equity
                            -----------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $ 1,117,585     $  699,798     $  329,367     $ 1,745,878     $    731,779
                            -----------------------------------------------------------------------------
Total assets                  1,117,585        699,798        329,367       1,745,878          731,779
                            -----------------------------------------------------------------------------
Net assets                  $ 1,117,585     $  699,798     $  329,367     $ 1,745,878     $    731,779
                            =============================================================================

Units outstanding
   NEA Valuebuilder              84,237         53,068         42,844         127,497           56,963
   AEA Valuebuilder                  69            231             --           5,175               --
   NEA Valuebuilder - RID            --             --             --              --               --
                            -----------------------------------------------------------------------------
Total Units                      84,306         53,299         42,844         132,672           56,963
                            =============================================================================

Unit value
   NEA Valuebuilder         $     13.25     $    13.11     $     7.68     $     12.97     $      12.84
   AEA Valuebuilder         $     16.74     $    18.16     $     7.67     $     17.79     $      12.81
   NEA Valuebuilder - RID   $        --     $       --     $     7.65     $     11.66     $      12.79

Mutual funds, at cost       $ 1,241,400     $  717,767     $  423,340     $ 1,949,610     $    763,044
Mutual fund shares               86,634         29,627         19,770          65,120           28,720

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                            Goldman Sachs   Janus Adviser   Janus Adviser
                              Government     INTECH Risk-   International   Jennison 20/20   Jennison Small
                                Income       Managed Core      Growth            Focus           Company
                            --------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $ 3,025,384     $    90,424     $ 3,150,264     $    819,135     $    744,554
                            --------------------------------------------------------------------------------
Total assets                  3,025,384          90,424       3,150,264          819,135          744,554
                            --------------------------------------------------------------------------------
Net assets                  $ 3,025,384     $    90,424     $ 3,150,264     $    819,135     $    744,554
                            ================================================================================

Units outstanding
   NEA Valuebuilder             235,682           8,253         252,252           77,179           48,817
   AEA Valuebuilder              11,448             528             442               --              194
   NEA Valuebuilder - RID        50,337              --              --               --           22,414
                            --------------------------------------------------------------------------------
Total Units                     297,469           8,781         252,694           77,179           71,425
                            ================================================================================

Unit value
   NEA Valuebuilder         $     10.18     $     10.30     $     12.47     $      10.61     $      10.43
   AEA Valuebuilder         $     10.16     $     10.28     $     12.44     $      10.59     $      10.41
   NEA Valuebuilder - RID   $     10.14     $     10.26     $     12.42     $      10.57     $      10.39

Mutual funds, at cost       $ 2,930,279     $    91,715     $ 2,991,109     $    847,093     $    730,671
Mutual fund shares              201,962           6,126          48,902           52,374           35,304

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                              Neuberger          PIMCO
                               Lehman         Neuberger         Berman       Foreign Bond
                            Brothers Core      Berman          Socially      (U.S. Dollar-     PIMCO High
                                 Bond         Partners        Responsive        Hedged)           Yield
                            --------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $ 3,989,018     $   234,674     $   260,421     $     65,764     $  3,780,840
                            --------------------------------------------------------------------------------
Total assets                  3,989,018         234,674         260,421           65,764        3,780,840
                            --------------------------------------------------------------------------------
Net assets                  $ 3,989,018     $   234,674     $   260,421     $     65,764     $  3,780,840
                            ================================================================================

Units outstanding
   NEA Valuebuilder             381,540          22,260          23,548            6,659          284,891
   AEA Valuebuilder               6,219              --             471               37           11,620
   NEA Valuebuilder - RID            --              --              --               --           10,202
                            --------------------------------------------------------------------------------
Total Units                     387,759          22,260          24,019            6,696          306,713
                            ================================================================================

Unit value
   NEA Valuebuilder         $     10.30     $     10.54     $     10.84     $       9.82     $      12.36
   AEA Valuebuilder         $      9.87     $     10.52     $     10.81     $       9.80     $      13.32
   NEA Valuebuilder - RID   $      9.76     $     10.50     $     10.78     $       9.79     $      10.35

Mutual funds, at cost       $ 3,931,300     $   235,214     $   252,709     $     65,216     $  3,857,721
Mutual fund shares              407,458          10,696          14,153            6,435          396,315

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                Royce                       RS Information                   Security Alpha
                             Opportunity     Royce Value          Age           RS Value       Opportunity
                            --------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   208,138     $   668,535     $    226,545     $ 1,500,905     $    956,061
                            --------------------------------------------------------------------------------
Total assets                    208,138         668,535          226,545       1,500,905          956,061
                            --------------------------------------------------------------------------------
Net assets                  $   208,138     $   668,535     $    226,545     $ 1,500,905     $    956,061
                            ================================================================================

Units outstanding
   NEA Valuebuilder              21,970          67,691           19,300         142,280           84,777
   AEA Valuebuilder                  --              --               --           6,335               --
   NEA Valuebuilder - RID            --              --               --              --               --
                            --------------------------------------------------------------------------------
Total Units                      21,970          67,691           19,300         148,615           84,777
                            ================================================================================

Unit value
   NEA Valuebuilder         $      9.47     $      9.88     $      11.74     $     10.10     $      11.28
   AEA Valuebuilder         $      9.45     $      9.86     $      11.71     $     10.08     $      11.25
   NEA Valuebuilder - RID   $      9.44     $      9.84     $      11.69     $     10.06     $      11.23

Mutual funds, at cost       $   253,079     $   740,107     $    231,347     $ 1,559,969     $  1,100,452
Mutual fund shares               19,272          62,832           12,923          57,134           85,669

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                               Security        Security                                            Security
                               Capital       Diversified                                            Income
                             Preservation       Income      Security Equity   Security Global    Opportunity
                            ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $ 6,946,569     $ 2,120,478     $     249,753     $   7,570,759     $ 2,229,162
                            ----------------------------------------------------------------------------------
Total assets                  6,946,569       2,120,478           249,753         7,570,759       2,229,162
                            ----------------------------------------------------------------------------------
Net assets                  $ 6,946,569     $ 2,120,478     $     249,753     $   7,570,759     $ 2,229,162
                            ==================================================================================

Units outstanding
   NEA Valuebuilder             687,683         204,226            31,068           569,958         218,635
   AEA Valuebuilder              19,059           6,478               690             2,026           3,947
   NEA Valuebuilder - RID         3,566              --                --                --              --
                            ----------------------------------------------------------------------------------
Total Units                     710,308         210,704            31,758           571,984         222,582
                            ==================================================================================

Unit value
   NEA Valuebuilder         $      9.79     $     10.08     $        7.79     $       13.21     $     10.02
   AEA Valuebuilder         $      9.50     $      9.45     $       11.06     $       19.22     $      9.94
   NEA Valuebuilder - RID   $      9.34     $      9.48     $        9.95     $       13.56     $      9.85

Mutual funds, at cost       $ 7,309,479     $ 2,196,970     $     292,158     $   8,678,888     $ 2,340,227
Mutual fund shares              745,340         472,267            46,946           545,444         232,932

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                            Security Large   Security Mid   Security Mid   Security Select   Security Small
                               Cap Value      Cap Growth      Cap Value           25           Cap Growth
                            --------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $  2,165,160     $  1,423,075   $ 22,163,582   $   688,468       $   485,455
                            --------------------------------------------------------------------------------
Total assets                   2,165,160        1,423,075     22,163,582       688,468           485,455
                            --------------------------------------------------------------------------------
Net assets                  $  2,165,160     $  1,423,075   $ 22,163,582   $   688,468       $   485,455
                            ================================================================================

Units outstanding
   NEA Valuebuilder              196,888          156,948      1,273,547        76,803            45,265
   AEA Valuebuilder                1,526            2,065         12,085           752               629
   NEA Valuebuilder - RID             --               --             --            --                --
                            --------------------------------------------------------------------------------
Total Units                      198,414          159,013      1,285,632        77,555            45,894
                            ================================================================================

Unit value
   NEA Valuebuilder         $      10.88     $       8.88   $      17.20   $      8.88       $     10.49
   AEA Valuebuilder         $      15.30     $      13.97   $      21.85   $      8.85       $     16.76
   NEA Valuebuilder - RID   $      12.52     $       9.48   $      12.30   $      8.83       $     10.72

Mutual funds, at cost       $  2,017,133     $  1,894,109   $ 22,632,999   $   748,454       $   434,879
Mutual fund shares               260,236          176,341        711,740        77,793            29,874

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                            T. Rowe Price                   Van Kampen                   Van Kampen
                               Capital      T. Rowe Price   Aggressive    Van Kampen     Equity and
                            Appreciation     Growth Stock     Growth       Comstock        Income
                            ------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $ 1,701,125     $ 2,462,671     $ 250,527    $ 10,406,704   $ 9,939,487
                            ------------------------------------------------------------------------
Total assets                  1,701,125       2,462,671       250,527      10,406,704     9,939,487
                            ------------------------------------------------------------------------
Net assets                  $ 1,701,125     $ 2,462,671     $ 250,527    $ 10,406,704   $ 9,939,487
                            ========================================================================

Units outstanding
   NEA Valuebuilder             119,324         199,756        27,815         981,016       789,090
   AEA Valuebuilder                  --           7,917           302          11,739        32,947
   NEA Valuebuilder - RID        48,831          22,974            44              --         4,711
                            ------------------------------------------------------------------------
Total Units                     168,155         230,647        28,161         992,755       826,748
                            ========================================================================

Unit value
   NEA Valuebuilder         $     10.11     $     10.68     $    8.80    $      10.43   $     11.95
   AEA Valuebuilder         $     10.09     $     10.66     $   16.55    $      14.95   $     13.89
   NEA Valuebuilder - RID   $     10.08     $     10.64     $   12.63    $      10.80   $     11.27

Mutual funds, at cost       $ 1,852,485     $ 2,374,562     $ 172,895    $ 10,215,304   $ 9,837,941
Mutual fund shares               85,829          74,155        12,894         595,349     1,124,376

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                          Wells Fargo                 Wells Fargo
                            Wells Fargo    Advantage    Wells Fargo    Advantage
                             Advantage     Growth and    Advantage     Small Cap
                               Growth        Income     Opportunity      Value
                            ------------------------------------------------------
Assets:
   Mutual funds, at value   $ 982,449     $ 183,316     $ 471,554     $ 9,674,588
                            ------------------------------------------------------
Total assets                  982,449       183,316       471,554       9,674,588
                            ------------------------------------------------------
Net assets                  $ 982,449     $ 183,316     $ 471,554     $ 9,674,588
                            ======================================================

Units outstanding
   NEA Valuebuilder           107,935        21,718        44,476         526,833
   AEA Valuebuilder                --            --            --           2,854
   NEA Valuebuilder - RID          --            --            --              --
                            ------------------------------------------------------
Total Units                   107,935        21,718        44,476         529,687
                            ======================================================

Unit value
   NEA Valuebuilder         $    9.10     $    8.44     $   10.60     $     18.25
   AEA Valuebuilder         $   16.37     $   12.23     $   16.08     $     21.12
   NEA Valuebuilder - RID   $   14.08     $   10.64     $   11.48     $     13.01

Mutual funds, at cost       $ 809,064     $ 157,709     $ 521,600     $ 9,689,915
Mutual fund shares             34,007         7,556        13,198         333,492

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2007

                                            AIM Basic                  AIM Large Cap    AIM Mid Cap   AIM Small Cap
                                              Value     AIM Dynamics       Growth       Core Equity       Growth
                                           -------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $    2,191   $     --       $       --      $  12,927      $        --
   Expenses:
     Mortality and expense risk fee           (26,957)    (1,786)          (6,541)        (7,992)         (18,220)
     Administrative fee                       (10,406)      (575)          (3,080)        (2,746)          (5,875)
                                           -------------------------------------------------------------------------
Net investment income (loss)                  (35,172)    (2,361)          (9,621)         2,189          (24,095)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions              484,176         --               --        169,584          260,958
     Realized capital gain (loss) on
       sales of fund shares                   138,254     14,968           28,852          3,495           67,694
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (572,637)     8,872           92,856        (90,657)         (79,859)
                                           -------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  49,793     23,840          121,708         82,422          248,793
                                           -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $   14,621   $ 21,479       $  112,087      $  84,611      $   224,698
                                           =========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                          American
                                                             American       American       Century
                                              AIM        Century Equity     Century     International      American
                                           Technology         Income        Heritage        Growth      Century Select
                                         -----------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $        --     $    173,263     $        --   $    11,450     $         --
   Expenses:
     Mortality and expense risk fee           (1,702)         (59,718)         (5,788)      (22,187)         (15,496)
     Administrative fee                         (652)         (19,695)         (1,868)       (6,777)          (4,484)
                                         -----------------------------------------------------------------------------
Net investment income (loss)                  (2,354)          93,850          (7,656)      (17,514)         (19,980)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                  --          623,168          57,839       172,290          151,956
     Realized capital gain (loss) on
       sales of fund shares                    5,880          131,125          46,658       175,686           71,003
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (6,895)        (795,738)        169,534        66,489          164,588
                                         -----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (1,015)         (41,445)        274,031       414,465          387,547
                                         -----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (3,369)    $     52,405     $   266,375   $   396,951     $    367,567
                                         =============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                            American        American       American
                                             Century         Century       Century
                                            Strategic       Strategic     Strategic
                                           Allocation:     Allocation:   Allocation:                   Aston/Optimum
                                           Aggressive     Conservative     Moderate      Ariel Fund       Mid Cap
                                         ---------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $      44,919    $     3,634    $    3,987    $     16,144    $    21,441
   Expenses:
     Mortality and expense risk fee            (13,252)          (766)       (1,456)        (44,272)        (1,427)
     Administrative fee                         (3,383)          (173)         (321)        (14,414)          (351)
                                         ---------------------------------------------------------------------------
Net investment income (loss)                    28,284          2,695         2,210         (42,542)        19,663

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions               472,239          8,794        34,592         453,918             --
     Realized capital gain (loss) on
       sales of fund shares                      2,236         25,603        19,100          69,947            690
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (386,285)        (4,999)      (23,770)       (599,293)        (4,888)
                                         ---------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   88,190         29,398        29,922         (75,428)        (4,198)
                                         ---------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     116,474    $    32,093    $   32,132    $   (117,970)   $    15,465
                                         ===========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                            Calamos                                       Dreyfus
                                            Calamos       Growth and     Calamos High      Dreyfus     General Money
                                             Growth         Income          Yield       Appreciation       Market
                                         ----------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $         --   $    256,549     $   14,532     $    44,985    $   107,328
   Expenses:
     Mortality and expense risk fee          (147,167)      (123,387)        (1,391)        (24,396)       (19,162)
     Administrative fee                       (48,820)       (41,303)          (326)         (8,267)        (6,047)
                                         ----------------------------------------------------------------------------
Net investment income (loss)                 (195,987)        91,859         12,815          12,322         82,119

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions            2,372,488      1,183,873          2,864          91,389             --
     Realized capital gain (loss) on
       sales of fund shares                   416,567        232,015            929          91,357             --
     Change in unrealized
       appreciation/depreciation on
       investments during the year          1,233,287       (222,323)       (10,379)        (22,648)            --
                                         ----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               4,022,342      1,193,565         (6,586)        160,098             --
                                         ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  3,826,355   $  1,285,424     $    6,229     $   172,420    $    82,119
                                         ============================================================================

           See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                              Dreyfus       Dryden Small-                    Fidelity Advisor
                                         Dreyfus Midcap       Premier          Cap Core                          Dividend
                                              Value       Strategic Value       Equity      Federated Bond        Growth
                                         ------------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $      3,272     $      42,305     $        --     $     66,872     $       9,393
   Expenses:
     Mortality and expense risk fee           (16,535)          (34,774)            (34)          (9,447)          (16,823)
     Administrative fee                        (6,594)          (11,081)             (7)          (2,387)           (4,781)
                                         ------------------------------------------------------------------------------------
Net investment income (loss)                  (19,857)           (3,550)            (41)          55,038           (12,211)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions              356,680           284,085              --               --           134,021
     Realized capital gain (loss) on
       sales of fund shares                    60,176            53,968              12          (17,421)          110,848
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (306,408)         (150,990)           (309)          (1,551)         (237,003)
                                         ------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 110,448           187,063            (297)         (18,972)            7,866
                                         ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     90,591     $     183,513     $      (338)    $     36,066     $      (4,345)
                                         ====================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                         Fidelity Advisor
                                           International                                                           Goldman Sachs
                                              Capital      Fidelity Advisor  Fidelity Advisor  Fidelity Advisor       Emerging
                                           Appreciation         Mid Cap         Real Estate    Value Strategies    Markets Equity
                                         ----------------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $         536     $          --     $       2,717     $          --     $       1,672
   Expenses:
     Mortality and expense risk fee            (10,216)           (5,597)           (4,160)          (14,427)           (2,705)
     Administrative fee                         (2,679)           (2,199)           (1,074)           (4,889)             (653)
                                         ----------------------------------------------------------------------------------------
Net investment income (loss)                   (12,359)           (7,796)           (2,517)          (19,316)           (1,686)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions               261,320           106,564            28,030           283,251            93,211
     Realized capital gain (loss) on
       sales of fund shares                     60,761            14,081           (52,831)           28,340            19,330
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (252,403)          (62,322)          (88,732)         (223,967)          (32,100)
                                         ----------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   69,678            58,323          (113,533)           87,624            80,441
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $      57,319     $      50,527     $    (116,050)    $      68,308     $      78,755
                                         ========================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                        Goldman Sachs   Janus Adviser   Janus Adviser
                                          Government     INTECH Risk-   International   Jennison 20/20   Jennison Small
                                            Income       Managed Core       Growth           Focus           Company
                                        ---------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $      91,003   $         666   $      30,170   $           --   $        3,978
   Expenses:
     Mortality and expense risk fee           (18,498)           (401)        (11,921)          (1,619)         (16,168)
     Administrative fee                        (4,909)            (99)         (2,879)            (360)          (4,903)
                                        ---------------------------------------------------------------------------------
Net investment income (loss)                   67,596             166          15,370           (1,979)         (17,093)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   --           2,531         146,431           32,527           82,931
     Realized capital gain (loss) on
       sales of fund shares                    31,498             996          15,597               96           52,454
     Change in unrealized
       appreciation/depreciation on
       investments during the year             98,085            (981)        155,910          (27,977)          27,660
                                        ---------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 129,583           2,546         317,938            4,646          163,045
                                        ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $     197,179   $       2,712   $     333,308   $        2,667   $      145,952
                                        =================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                     Neuberger       PIMCO
                                            Lehman      Neuberger     Berman     Foreign Bond
                                        Brothers Core     Berman     Socially    (U.S. Dollar-   PIMCO High
                                             Bond        Partners   Responsive      Hedged)         Yield
                                        ---------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $     190,208   $     486   $    1,573   $       5,643   $  248,816
   Expenses:
     Mortality and expense risk fee           (32,107)     (1,299)      (1,959)         (1,705)     (28,139)
     Administrative fee                       (10,592)       (387)        (539)           (509)      (8,617)
                                        ---------------------------------------------------------------------
Net investment income (loss)                  147,509      (1,200)        (925)          3,429      212,060

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   --       8,207        9,540              --        2,289
     Realized capital gain (loss) on
       sales of fund shares                  (148,399)      1,118        1,063          (6,960)       6,847
     Change in unrealized
       appreciation/depreciation on
       investments during the year            100,188         393        1,708             992    ( 140,241)
                                        ---------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (48,211)      9,718       12,311          (5,968)   ( 131,105)
                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $      99,298   $   8,518   $   11,386   $      (2,539)  $   80,955
                                        =====================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                           Royce                    RS Information               Security Alpha
                                        Opportunity   Royce Value         Age         RS Value     Opportunity
                                        -------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $       788   $     9,188   $           --   $   1,834   $           --
   Expenses:
     Mortality and expense risk fee          (1,237)       (3,137)            (132)     (2,352)          (2,035)
     Administrative fee                        (278)         (693)             (29)       (751)            (410)
                                        -------------------------------------------------------------------------
Net investment income (loss)                   (727)        5,358             (161)     (1,269)          (2,445)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions             28,838        40,442            4,329      34,116          171,996
     Realized capital gain (loss) on
       sales of fund shares                    (170)       (4,485)              17          18           (6,073)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (45,148)      (71,309)          (4,881)    (57,830)        (144,391)
                                        -------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (16,480)      (35,352)            (535)    (23,696)          21,532
                                        -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $   (17,207)  $   (29,994)  $         (696)  $ (24,965)  $       19,087
                                        =========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                             Security
                                        Security Capital   Diversified                                       Security Income
                                          Preservation        Income     Security Equity   Security Global     Opportunity
                                        --------------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $        357,668   $   101,583   $            --   $        13,117   $       130,353
   Expenses:
     Mortality and expense risk fee              (59,489)      (16,989)           (2,147)          (54,222)          (16,071)
     Administrative fee                          (17,938)       (6,567)             (904)          (15,895)           (5,025)
                                        --------------------------------------------------------------------------------------
Net investment income (loss)                     280,241        78,027            (3,051)          (57,000)          109,257

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                      --            --            38,665         2,450,700                --
     Realized capital gain (loss) on
       sales of fund shares                      (67,649)      (13,742)            3,555           125,094            (9,390)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              (255,373)      (34,112)          (55,061)       (1,848,146)         (101,616)
                                        --------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   (323,022)      (47,854)          (12,841)          727,648          (111,006)
                                        --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $        (42,781)  $    30,173   $       (15,892)  $       670,648   $        (1,749)
                                        ======================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                        Security Large   Security Mid   Security Mid   Security Select   Security Small
                                           Cap Value      Cap Growth      Cap Value           25           Cap Growth
                                        ---------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $       10,894   $         --   $     79,924   $            --   $           --
   Expenses:
     Mortality and expense risk fee            (17,141)       (12,443)      (178,091)           (5,741)          (3,924)
     Administrative fee                         (4,319)        (4,157)       (54,138)           (2,096)          (1,435)
                                        ---------------------------------------------------------------------------------
Net investment income (loss)                   (10,566)       (16,600)      (152,305)           (7,837)          (5,359)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                81,702        296,880      4,405,194            60,927           36,119
     Realized capital gain (loss) on
       sales of fund shares                    151,451        (10,197)       509,023             7,873           26,159
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (183,041)      (443,021)    (4,744,177)         (114,397)         (36,284)
                                        ---------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   50,112       (156,338)       170,040           (45,597)          25,994
                                        ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $       39,546   $   (172,938)  $     17,735   $       (53,434)  $       20,635
                                        =================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                         T. Rowe Price                     Van Kampen                    Van Kampen
                                                            Capital      T. Rowe Price     Aggressive     Van Kampen     Equity and
                                                          Appreciation   Growth Stock        Growth        Comstock        Income
                                                         --------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                $    90,361     $     3,826     $        --    $   207,652    $  222,462
   Expenses:
     Mortality and expense risk fee                          (13,439)        (23,567)         (1,856)       (85,273)      (73,857)
     Administrative fee                                       (3,126)         (7,232)           (711)       (25,305)      (24,215)
                                                         --------------------------------------------------------------------------
Net investment income (loss)                                  73,796         (26,973)         (2,567)        97,074       124,390

Net realized and unrealized capital gain (loss) on
   investments:
     Capital gains distributions                             215,329          96,616              --        608,257       276,183
     Realized capital gain (loss) on sales of fund
       shares                                               (211,275)         99,319          31,523        185,621       429,710
     Change in unrealized appreciation/depreciation on
       investments during the year                          (137,015)         96,538           6,946     (1,196,682)     (503,522)
                                                         --------------------------------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                              (132,961)        292,473          38,469       (402,804)      202,371
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net assets from operations    $   (59,165)    $   265,500     $    35,902    $  (305,730)   $  326,761
                                                         ==========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                        Wells Fargo                   Wells Fargo
                                                        Wells Fargo      Advantage     Wells Fargo     Advantage
                                                         Advantage      Growth and      Advantage     Small Cap
                                                           Growth         Income       Opportunity      Value
                                                      -----------------------------------------------------------
Net investment income (loss):
   Dividend distributions                             $        --     $    1,276      $    6,154     $     2,084
   Expenses:
     Mortality and expense risk fee                        (4,759)        (1,391)         (3,575)        (68,832)
     Administrative fee                                    (1,277)          (493)         (1,415)        (21,282)
                                                      -----------------------------------------------------------
Net investment income (loss)                               (6,036)          (608)          1,164         (88,030)

Net realized and unrealized capital gain (loss) on
   investments:
     Capital gains distributions                               --             --          72,608       1,354,859
     Realized capital gain (loss) on sales of fund
       shares                                              20,186          8,847           4,582          86,695
     Change in unrealized appreciation/depreciation
       on investments during the year                     121,984         (7,343)        (61,063)       (620,733)
                                                      -----------------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                            142,170          1,504          16,127         820,821
                                                      -----------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                         $   136,134     $      896      $   17,291     $   732,791
                                                      ===========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2007 and 2006

                                                               AIM Basic Value              AIM Dynamics
                                                            2007           2006          2007          2006
                                                         -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                        $   (35,172)  $    (34,608)  $    (2,361)  $      (785)
     Capital gains distributions                             484,176        196,041            --            --
     Realized capital gain (loss) on sales of fund
       shares                                                138,254        137,968        14,968         2,486
     Change in unrealized appreciation/depreciation on
       investments during the year                          (572,637)        86,408         8,872         5,878
                                                         -------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                               14,621        385,809        21,479         7,579

   From contractholder transactions:
     Variable annuity deposits                               309,685        454,297        50,342        17,728
     Contractholder maintenance charges                      (14,136)       (11,234)       (1,050)         (421)
     Terminations and withdrawals                           (294,919)      (112,615)      (14,872)       (2,989)
     Transfers between subaccounts, net                     (312,383)      (623,311)      (29,682)       76,906
                                                         -------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                            (311,753)      (292,863)        4,738        91,224
                                                         -------------------------------------------------------
Net increase (decrease) in net assets                       (297,132)        92,946        26,217        98,803
Net assets at beginning of year                            3,588,136      3,495,190       162,543        63,740
                                                         -------------------------------------------------------
Net assets at end of year                                $ 3,291,004   $  3,588,136   $   188,760   $   162,543
                                                         =======================================================

                                                           AIM Large Cap Growth     AIM Mid Cap Core Equity
                                                            2007         2006**          2007       2006
                                                         ----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                        $   (9,621)  $   (6,917)  $     2,189   $    (2,941)
     Capital gains distributions                                 --           --       169,584       165,426
     Realized capital gain (loss) on sales of fund
       shares                                                28,852        6,002         3,495        14,336
     Change in unrealized appreciation/depreciation on
       investments during the year                           92,856      111,015       (90,657)      (90,786)
                                                         ----------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                             112,087      110,100        84,611        86,035

   From contractholder transactions:
     Variable annuity deposits                              132,040      104,027       124,506       160,013
     Contractholder maintenance charges                      (3,880)      (3,176)       (4,351)       (5,390)
     Terminations and withdrawals                           (93,235)    (131,531)      (48,855)      (60,180)
     Transfers between subaccounts, net                     (87,720)     772,154       (76,368)      (74,734)
                                                         ----------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                            (52,795)     741,474        (5,068)       19,709
                                                         ----------------------------------------------------
Net increase (decrease) in net assets                        59,292      851,574        79,543       105,744
Net assets at beginning of year                             851,574           --       958,768       853,024
                                                         ----------------------------------------------------
Net assets at end of year                                $  910,866   $  851,574   $ 1,038,311   $   958,768
                                                         ====================================================

** For the period from March 24, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                 AIM Small Cap Growth        AIM Technology
                                                  2007          2006         2007       2006
                                              ---------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)            $   (24,095)  $   (22,715)  $  (2,354)  $  (1,901)
      Capital gains distributions                 260,958       168,250          --          --
      Realized capital gain (loss) on
         sales of fund shares                      67,694        63,207       5,880       4,028
      Change in unrealized appreciation/
         depreciation on investments
         during the year                          (79,859)       62,325      (6,895)     13,192
                                              ---------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      224,698       271,067      (3,369)     15,319

   From contractholder transactions:
      Variable annuity deposits                   201,487       316,228      40,770      33,021
      Contractholder maintenance
         charges                                   (9,809)       (9,033)       (900)       (743)
      Terminations and withdrawals                (48,323)      (25,716)    (18,969)     (3,815)
      Transfers between subaccounts, net          (47,676)     (373,348)    144,998     (26,737)
                                              ---------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions             95,679       (91,869)    165,899       1,726
                                              ---------------------------------------------------
Net increase (decrease) in net assets             320,377       179,198     162,530      17,045
Net assets at beginning of year                 2,316,312     2,137,114     181,446     164,401
                                              ---------------------------------------------------
Net assets at end of year                     $ 2,636,689   $ 2,316,312   $ 343,976   $ 181,446
                                              ===================================================

                                               American Century Equity
                                                        Income            American Century Heritage
                                                 2007           2006          2007         2006
                                              -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)            $    93,850   $    70,743   $    (7,656)  $    (4,953)
      Capital gains distributions                 623,168       394,275        57,839        33,669
      Realized capital gain (loss) on
         sales of fund shares                     131,125        69,988        46,658        41,905
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (795,738)      398,454       169,534        (6,970)
                                              -------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                       52,405       933,460       266,375        63,651

   From contractholder transactions:
      Variable annuity deposits                 1,036,602     1,382,721       117,032       131,726
      Contractholder maintenance
         charges                                  (37,595)      (24,213)       (3,534)       (3,006)
      Terminations and withdrawals               (300,480)     (163,354)      (23,735)      (19,941)
      Transfers between subaccounts, net         (585,731)     (208,527)      780,189      (223,055)
                                              -------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions            112,796       986,627       869,952      (114,276)
                                              -------------------------------------------------------
Net increase (decrease) in net assets             165,201     1,920,087     1,136,327       (50,625)
Net assets at beginning of year                 7,011,989     5,091,902       419,068       469,693
                                              -------------------------------------------------------
Net assets at end of year                     $ 7,177,190   $ 7,011,989   $ 1,555,395   $   419,068
                                              =======================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                              American Century International
                                                          Growth               American Century Select
                                                   2007            2006           2007         2006
                                              ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)            $     (17,514)  $      (11,701)  $  (19,980)  $  (17,180)
      Capital gains distributions                   172,290               --      151,956       31,737
      Realized capital gain (loss) on
         sales of fund shares                       175,686          160,364       71,003       28,351
      Change in unrealized appreciation/
         depreciation on investments
         during the year                             66,489          382,955      164,588     (123,284)
                                              ----------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                        396,951          531,618      367,567      (80,376)

   From contractholder transactions:
      Variable annuity deposits                     426,808          469,277      216,051      336,542
      Contractholder maintenance
         charges                                    (13,716)         (10,144)      (7,355)      (8,761)
      Terminations and withdrawals                 (214,600)         (87,104)     (76,803)     (67,787)
      Transfers between subaccounts, net            109,210         (271,081)    (482,402)    (462,068)
                                              ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions              307,702          100,948     (350,509)    (202,074)
                                              ----------------------------------------------------------
Net increase (decrease) in net assets               704,653          632,566       17,058     (282,450)
Net assets at beginning of year                   2,728,800        2,096,234    2,011,611    2,294,061
                                              ----------------------------------------------------------
Net assets at end of year                     $   3,433,453   $    2,728,800   $2,028,669   $2,011,611
                                              ==========================================================

                                                                      American Century
                                                 American Century         Strategic
                                              Strategic Allocation:      Allocation:
                                                   Aggressive           Conservative
                                                      2007                  2007*
                                              -----------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                $     28,284          $      2,695
      Capital gains distributions                      472,239                 8,794
      Realized capital gain (loss) on
         sales of fund shares                            2,236                25,603
      Change in unrealized appreciation/
         depreciation on investments
         during the year                              (386,285)               (4,999)
                                              -----------------------------------------
   Net increase (decrease) in net
      assets from operations                           116,474                32,093

   From contractholder transactions:
      Variable annuity deposits                        334,885                 1,570
      Contractholder maintenance
         charges                                        (7,677)                 (332)
      Terminations and withdrawals                     (39,512)               (4,292)
      Transfers between subaccounts, net             3,876,180             1,241,582
                                              -----------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions               4,163,876             1,238,528
                                              -----------------------------------------
Net increase (decrease) in net assets                4,280,350             1,270,621
Net assets at beginning of year                             --                    --
                                              -----------------------------------------
Net assets at end of year                         $  4,280,350          $  1,270,621
                                              =========================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                              American Century Strategic
                                                 Allocation: Moderate              Ariel Fund
                                                  2007          2006*          2007         2006
                                              -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)            $      2,210   $        18   $   (42,542)  $   (58,466)
      Capital gains distributions                   34,592           172       453,918       359,340
      Realized capital gain (loss) on
         sales of fund shares                       19,100            --        69,947        36,107
      Change in unrealized appreciation/
         depreciation on investments
         during the year                           (23,770)         (191)     (599,293)      154,532
                                              -------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                        32,132            (1)     (117,970)      491,513

   From contractholder transactions:
      Variable annuity deposits                     21,477         3,362       609,099     1,121,167
      Contractholder maintenance
         charges                                    (1,122)           --       (28,938)      (30,686)
      Terminations and withdrawals                  (3,595)           --      (200,776)     (131,595)
      Transfers between subaccounts, net           303,886            --    (1,052,634)   (1,347,253)
                                              -------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions             320,646         3,362      (673,249)     (388,367)
                                              -------------------------------------------------------
Net increase (decrease) in net assets              352,778         3,361      (791,219)      103,146
Net assets at beginning of year                      3,361            --     5,788,621     5,685,475
                                              -------------------------------------------------------
Net assets at end of year                     $    356,139   $     3,361   $ 4,997,402   $ 5,788,621
                                              =======================================================

                                              Aston/Optimum Mid Cap          Calamos Growth
                                                 2007       2006*         2007           2006
                                              ----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)            $  19,663   $      (6)  $   (195,987)  $   (180,840)
      Capital gains distributions                    --          --      2,372,488        641,437
      Realized capital gain (loss) on
         sales of fund shares                       690          --        416,567        267,824
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (4,888)        200      1,233,287       (704,882)
                                              ----------------------------------------------------
   Net increase (decrease) in net
      assets from operations                     15,465         194      3,826,355         23,539

   From contractholder transactions:
      Variable annuity deposits                  15,720           6      2,350,451      3,552,614
      Contractholder maintenance
         charges                                   (711)        (12)       (90,877)       (75,935)
      Terminations and withdrawals               (2,298)         --       (738,720)      (414,219)
      Transfers between subaccounts, net        243,210      28,525     (2,477,752)    (2,084,108)
                                              ----------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions          255,921      28,519       (956,898)       978,352
                                              ----------------------------------------------------
Net increase (decrease) in net assets           271,386      28,713      2,869,457      1,001,891
Net assets at beginning of year                  28,713          --     18,040,069     17,038,178
                                              ----------------------------------------------------
Net assets at end of year                     $ 300,099   $  28,713   $ 20,909,526   $ 18,040,069
                                              ====================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                             Calamos Growth and Income         Calamos High Yield
                                                2007           2006           2007           2006*
                                            ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $     91,859   $    141,466   $     12,815   $         --
      Capital gains distributions              1,183,873        816,690          2,864             --
      Realized capital gain (loss) on
         sales of fund shares                    232,015         70,517            929             --
      Change in unrealized appreciation/
         depreciation on investments
         during the year                        (222,323)       159,192        (10,379)           (23)
                                            ----------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                   1,285,424      1,187,865          6,229            (23)

   From contractholder transactions:
      Variable annuity deposits                1,948,942      3,105,199         11,488             --
      Contractholder maintenance
         charges                                 (78,747)       (66,450)          (793)            --
      Terminations and withdrawals              (754,272)      (599,789)           (84)            --
      Transfers between subaccounts, net      (1,667,525)       344,923        132,848         24,172
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions          (551,602)     2,783,883        143,459         24,172
                                            ----------------------------------------------------------
Net increase (decrease) in net assets            733,822      3,971,748        149,688         24,149
Net assets at beginning of year               15,782,661     11,810,913         24,149             --
                                            ----------------------------------------------------------
Net assets at end of year                   $ 16,516,483   $ 15,782,661   $    173,837   $     24,149
                                            ==========================================================

                                                Dreyfus Appreciation      Dreyfus General Money Market
                                                2007           2006           2007           2006
                                            ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $     12,322   $     12,074   $     82,119   $     41,448
      Capital gains distributions                 91,389        118,992             --             --
      Realized capital gain (loss) on
         sales of fund shares                     91,357         79,008             --             --
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (22,648)       198,936             --             --
                                            ----------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                     172,420        409,010         82,119         41,448

   From contractholder transactions:
      Variable annuity deposits                  411,445        426,979      1,810,691      2,321,220
      Contractholder maintenance
         charges                                 (11,894)       (11,663)       (20,408)        (7,778)
      Terminations and withdrawals              (141,958)      (123,096)      (589,788)      (182,400)
      Transfers between subaccounts, net        (219,124)      (660,277)       133,824     (1,344,510)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions            38,469       (368,057)     1,334,319        786,532
                                            ----------------------------------------------------------
Net increase (decrease) in net assets            210,889         40,953      1,416,438        827,980
Net assets at beginning of year                3,004,398      2,963,445      1,679,575        851,595
                                            ----------------------------------------------------------
Net assets at end of year                   $  3,215,287   $  3,004,398   $  3,096,013   $  1,679,575
                                            ==========================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                               Dreyfus Midcap Value       Dreyfus Premier Strategic Value
                                                2007           2006            2007             2006
                                            --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (19,857)  $      3,239   $       (3,550)  $       41,938
      Capital gains distributions                356,680        152,120          284,085          169,827
      Realized capital gain (loss) on
         sales of fund shares                     60,176         50,572           53,968           75,113
      Change in unrealized appreciation/
         depreciation on investments
         during the year                        (306,408)       (29,228)        (150,990)         248,916
                                            --------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      90,591        176,703          183,513          535,794

   From contractholder transactions:
      Variable annuity deposits                  284,555        278,087          792,210        1,164,679
      Contractholder maintenance
         charges                                  (7,618)        (6,298)         (27,609)         (15,375)
      Terminations and withdrawals              (143,223)       (59,909)        (208,125)         (44,463)
      Transfers between subaccounts, net        (133,654)      (185,682)         774,175          253,667
                                            --------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions                60         26,198        1,330,651        1,358,508
                                            --------------------------------------------------------------
Net increase (decrease) in net assets             90,651        202,901        1,514,164        1,894,302
Net assets at beginning of year                2,050,569      1,847,668        3,605,633        1,711,331
                                            --------------------------------------------------------------
Net assets at end of year                   $  2,141,220   $  2,050,569   $    5,119,797   $    3,605,633
                                            ==============================================================

                                             Dryden Small-
                                            Cap Core Equity           Federated Bond
                                                 2007             2007            2006*
                                            ------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $           (41)  $     55,038   $        1,010
      Capital gains distributions                        --             --               --
      Realized capital gain (loss) on
         sales of fund shares                            12        (17,421)              (1)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                               (309)        (1,551)          (2,169)
                                            ------------------------------------------------
   Net increase (decrease) in net
      assets from operations                           (338)        36,066           (1,160)

   From contractholder transactions:
      Variable annuity deposits                          42        177,270            2,563
      Contractholder maintenance
         charges                                         (9)        (5,530)            (111)
      Terminations and withdrawals                       --        (36,548)              (6)
      Transfers between subaccounts, net              4,886      1,034,472          251,663
                                            ------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions                4,919      1,169,664          254,109
                                            ------------------------------------------------
Net increase (decrease) in net assets                 4,581      1,205,730          252,949
Net assets at beginning of year                          --        252,949               --
                                            ------------------------------------------------
Net assets at end of year                   $         4,581   $  1,458,679   $      252,949
                                            ================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                               Fidelity Advisor Dividend       Fidelity Advisor International
                                                        Growth                     Capital Appreciation
                                                  2007              2006            2007             2006
                                            ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $       (12,211)  $       (4,028)  $      (12,359)  $      (8,701)
      Capital gains distributions                   134,021           45,908          261,320         236,655
      Realized capital gain (loss) on
         sales of fund shares                       110,848           77,238           60,761          46,771
      Change in unrealized appreciation/
         depreciation on investments
         during the year                           (237,003)         170,722         (252,403)        (84,478)
                                            ------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                         (4,345)         289,840           57,319         190,247

   From contractholder transactions:
      Variable annuity deposits                     212,232          322,482            6,902           6,112
      Contractholder maintenance
         charges                                    (10,655)         (10,524)          (5,382)         (6,916)
      Terminations and withdrawals                  (91,416)         (51,741)         (59,074)        (65,737)
      Transfers between subaccounts, net           (525,283)        (437,014)        (384,530)       (219,184)
                                            ------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                                 (415,122)        (176,797)        (442,084)       (285,725)
                                            ------------------------------------------------------------------
Net increase (decrease) in net assets              (419,467)         113,043         (384,765)        (95,478)
Net assets at beginning of year                   2,422,361        2,309,318        1,502,350       1,597,828
                                            ------------------------------------------------------------------
Net assets at end of year                   $     2,002,894   $    2,422,361   $    1,117,585   $   1,502,350
                                            ==================================================================

                                                Fidelity Advisor Mid Cap        Fidelity Advisor Real Estate
                                                  2007             2006             2007            2006*
                                            ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $        (7,796)  $      (14,927)  $       (2,517)  $         505
      Capital gains distributions                   106,564          153,773           28,030           2,691
      Realized capital gain (loss) on
         sales of fund shares                        14,081          106,130          (52,831)            (98)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                            (62,322)         (35,858)         (88,732)         (5,241)
                                            ------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                         50,527          209,118         (116,050)         (2,143)

   From contractholder transactions:
      Variable annuity deposits                      80,050          335,178           99,150           4,816
      Contractholder maintenance
         charges                                     (3,633)          (6,533)          (2,219)            (86)
      Terminations and withdrawals                 (116,771)         (52,255)         (17,995)             --
      Transfers between subaccounts, net             (5,956)        (408,586)         154,590         209,304
                                            ------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                                  (46,310)        (132,196)         233,526         214,034
                                            ------------------------------------------------------------------
Net increase (decrease) in net assets                 4,217           76,922          117,476         211,891
Net assets at beginning of year                     695,581          618,659          211,891              --
                                            ------------------------------------------------------------------
Net assets at end of year                   $       699,798   $      695,581   $      329,367   $     211,891
                                            ==================================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                   Goldman Sachs Emerging
                                           Fidelity Advisor Value Strategies           markets Equity
                                                 2007              2006            2007           2006*
                                           ---------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $      (19,316)   $      (17,677)   $    (1,686)   $        (6)
      Capital gains distributions                 283,251           208,899         93,211             --
      Realized capital gain (loss) on
         sales of fund shares                      28,340             8,668         19,330             --
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (223,967)           27,900        (32,100)           835
                                           ---------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                       68,308           227,790         78,755            829

   From contractholder transactions:
      Variable annuity deposits                   201,249           213,158         95,037          7,601
      Contractholder maintenance
         charges                                   (7,750)           (7,372)        (2,194)           (10)
      Terminations and withdrawals               (121,905)          (45,573)        (7,329)            --
      Transfers between subaccounts, net         (167,063)         (221,877)       534,097         24,993
                                           ---------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                                (95,469)          (61,664)       619,611         32,584
                                           ---------------------------------------------------------------
Net increase (decrease) in net assets             (27,161)          166,126        698,366         33,413
Net assets at beginning of year                 1,773,039         1,606,913         33,413             --
                                           ---------------------------------------------------------------
Net assets at end of year                  $    1,745,878    $    1,773,039    $   731,779    $    33,413
                                           ===============================================================

                                              Goldman Sachs Government        Janus Adviser INTECH Risk-
                                                        Income                        managed Core
                                               2007              2006*            2007           2006*
                                           ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $      67,596    $         344    $       166    $         8
      Capital gains distributions                     --               --          2,531             17
      Realized capital gain (loss) on
         sales of fund shares                     31,498               (2)           996              1
      Change in unrealized appreciation/
         depreciation on investments
         during the year                          98,085           (2,954)          (981)          (310)
                                           ------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                     197,179           (2,612)         2,712           (284)

   From contractholder transactions:
      Variable annuity deposits                  280,335            4,806         32,242             26
      Contractholder maintenance
         charges                                 (11,319)            (915)          (314)           (14)
      Terminations and withdrawals               (71,228)          (1,732)        (1,875)           (24)
      Transfers between subaccounts, net         487,496        2,143,374         10,414         47,541
                                           ------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                               685,284        2,145,533         40,467         47,529
                                           ------------------------------------------------------------
Net increase (decrease) in net assets            882,463        2,142,921         43,179         47,245
Net assets at beginning of year                2,142,921               --         47,245             --
                                           ------------------------------------------------------------
Net assets at end of year                  $   3,025,384    $   2,142,921    $    90,424    $    47,245
                                           ============================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                              Janus Adviser International Growth
                                                            Growth                     Jennison 20/20 Focus
                                                     2007              2006*            2007           2006
                                              -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)            $         15,370    $        1,053    $    (1,979)   $        (1)
      Capital gains distributions                      146,431                --         32,527             --
      Realized capital gain (loss) on
         sales of fund shares                           15,597                --             96             --
         Change in unrealized appreciation/
         depreciation on investments
         during the year                               155,910             3,245        (27,977)            19
                                              -----------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                           333,308             4,298          2,667             18

   From contractholder transactions:
      Variable annuity deposits                        544,248            12,285         47,038          7,596
      Contractholder maintenance
         charges                                        (7,396)              (97)          (517)            --
      Terminations and withdrawals                     (66,881)               (6)        (2,789)            --
      Transfers between subaccounts, net             2,085,249           245,256        765,122             --
                                              -----------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                                   2,555,220           257,438        808,854          7,596
                                              -----------------------------------------------------------------
Net increase (decrease) in net assets                2,888,528           261,736        811,521          7,614
Net assets at beginning of year                        261,736                --          7,614             --
                                              -----------------------------------------------------------------
Net assets at end of year                     $      3,150,264    $      261,736    $   819,135    $     7,614
                                              =================================================================

                                                 Jennison Small Company       Lehman Brothers Core Bond
                                                   2007           2006*          2007           2006
                                              ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)            $    (17,093)   $      (129)   $   147,509    $   143,685
      Capital gains distributions                   82,931             --             --             --
      Realized capital gain (loss) on
         sales of fund shares                       52,454             (1)      (148,399)       (73,098)
         Change in unrealized appreciation/
         depreciation on investments
         during the year                            27,660        (13,777)       100,188        115,904
                                              ----------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                       145,952        (13,907)        99,298        186,491

   From contractholder transactions:
      Variable annuity deposits                    413,319         15,166        617,629      1,087,470
      Contractholder maintenance
         charges                                    (9,631)          (662)       (19,215)       (15,399)
      Terminations and withdrawals                 (53,314)        (1,107)      (283,954)      (162,498)
      Transfers between subaccounts, net        (1,299,257)     1,547,995       (389,053)      (839,000)
                                              ----------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                                (948,883)     1,561,392        (74,593)        70,573
                                              ----------------------------------------------------------
Net increase (decrease) in net assets             (802,931)     1,547,485         24,705        257,064
Net assets at beginning of year                  1,547,485             --      3,964,313      3,707,249
                                              ----------------------------------------------------------
Net assets at end of year                     $    744,554    $ 1,547,485    $ 3,989,018    $ 3,964,313
                                              ==========================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                            Neuberger Berman Socially
                                                          Neuberger Berman Partners                Responsive
                                                            2007            2006*           2007            2006***
                                                        --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                      $      (1,200)  $         105   $        (925)  $        (471)
      Capital gains distributions                               8,207             914           9,540           2,118
      Realized capital gain (loss) on sales of
         fund shares                                            1,118              (1)          1,063           8,388
      Change in unrealized appreciation/
         depreciation on investments during the year              393            (932)          1,708           6,004
                                                        --------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                                8,518              86          11,386          16,039

   From contractholder transactions:
      Variable annuity deposits                                20,415              10          72,023          28,295
      Contractholder maintenance charges                       (1,866)            (41)           (905)           (228)
      Terminations and withdrawals                            (12,557)             --         (48,128)            (10)
      Transfers between subaccounts, net                      150,082          70,027          96,634          85,315
                                                        --------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                             156,074          69,996         119,624         113,372
                                                        --------------------------------------------------------------
Net increase (decrease) in net assets                         164,592          70,082         131,010         129,411
Net assets at beginning of year                                70,082              --         129,411              --
                                                        --------------------------------------------------------------
Net assets at end of year                               $     234,674   $      70,082   $     260,421   $     129,411
                                                        ==============================================================

                                                             PIMCO Foreigh Bond (U.S.
                                                                Dollar-Hedged)                  PIMCO High Yield
                                                            2007             2006*           2007              2006
                                                        --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                      $       3,429   $         177   $     212,060   $     192,099
      Capital gains distributions                                  --              --           2,289           2,450
      Realized capital gain (loss) on sales of fund
         shares                                                (6,960)             --           6,847           4,511
      Change in unrealized appreciation/
         depreciation on investments during the year              992            (445)       (140,241)         70,391
                                                        --------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                               (2,539)           (268)         80,955         269,451

   From contractholder transactions:
      Variable annuity deposits                                49,148             191         545,651         851,803
      Contractholder maintenance charges                       (1,053)           (195)        (15,964)        (18,071)
      Terminations and withdrawals                             (8,311)           (411)       (212,172)       (199,232)
      Transfers between subaccounts, net                     (424,370)        453,572        (131,445)        (70,246)
                                                        --------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                            (384,586)        453,157         186,070         564,254
                                                        --------------------------------------------------------------
Net increase (decrease) in net assets                        (387,125)        452,889         267,025         833,705
Net assets at beginning of year                               452,889              --       3,513,815       2,680,110
                                                        --------------------------------------------------------------
Net assets at end of year                               $      65,764   $     452,889   $   3,780,840   $   3,513,815
                                                        ==============================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

*** For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                 Royce Opportunity                Royce Value
                                                               2007           2006*              2007             2006*
                                                        --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                      $        (727)  $          (6)  $       5,358   $          (6)
      Capital gains distributions                              28,838              --          40,442              49
      Realized capital gain (loss) on sales of fund
         shares                                                  (170)             --          (4,485)            (20)
      Change in unrealized appreciation/
         depreciation on investments during the year          (45,148)            208         (71,309)           (263)
                                                        --------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                              (17,207)            202         (29,994)           (240)

   From contractholder transactions:
      Variable annuity deposits                                23,747           3,368         311,203             230
      Contractholder maintenance charges                         (818)            (11)         (2,317)             (3)
      Terminations and withdrawals                             (2,145)             --          (2,952)             --
      Transfers between subaccounts, net                      176,926          24,076         378,462          14,146
                                                        --------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                             197,710          27,433         684,396          14,373
                                                        --------------------------------------------------------------
Net increase (decrease) in net assets                         180,503          27,635         654,402          14,133
Net assets at beginning of year                                27,635              --          14,133              --
                                                        --------------------------------------------------------------
Net assets at end of year                               $     208,138   $      27,635   $     668,535   $      14,133
                                                        ==============================================================

                                                                RS Information Age                 RS Value
                                                               2007           2006*              2007           2006*
                                                        --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                      $        (161)  $          (2)  $      (1,269)  $         360
      Capital gains distributions                               4,329              --          34,116           1,017
      Realized capital gain (loss) on sales of fund
         shares                                                    17              --              18              --
      Change in unrealized appreciation/
         depreciation on investments during the year           (4,881)             79         (57,830)         (1,234)
                                                        --------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                                 (696)             77         (24,965)            143

   From contractholder transactions:
      Variable annuity deposits                                 3,317               4         114,967             390
      Contractholder maintenance charges                         (283)             (9)         (2,035)            (12)
      Terminations and withdrawals                                 --              --         (63,027)             --
      Transfers between subaccounts, net                      216,376           7,759       1,412,459          62,985
                                                        --------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                             219,410           7,754       1,462,364          63,363
                                                        --------------------------------------------------------------
Net increase (decrease) in net assets                         218,714           7,831       1,437,399          63,506
Net assets at beginning of year                                 7,831             --           63,506              --
                                                        --------------------------------------------------------------
Net assets at end of year                               $     226,545   $       7,831   $   1,500,905   $      63,506
                                                        ==============================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                        Security Alpha
                                                         Opportunity     Security Capital Preservation
                                                             2007             2007           2006
                                                        -----------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                      $       (2,445)  $     280,241   $     276,769
      Capital gains distributions                              171,996              --              --
      Realized capital gain (loss) on sales of fund
         shares                                                 (6,073)        (67,649)        (81,805)
      Change in unrealized appreciation/depreciation
         on investments during the year                       (144,391)       (255,373)         59,065
                                                        -----------------------------------------------
   Net increase (decrease) in net
      assets from operations                                    19,087         (42,781)        254,029

   From contractholder transactions:
      Variable annuity deposits                                  4,496         927,421       1,538,121
      Contractholder maintenance charges                        (1,795)        (31,103)        (54,272)
      Terminations and withdrawals                              (4,366)       (330,256)       (723,567)
      Transfers between subaccounts, net                       938,639      (1,499,801)     (1,217,340)
                                                        -----------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                              936,974        (933,739)       (457,058)
                                                        -----------------------------------------------
Net increase (decrease) in net assets                          956,061        (976,520)       (203,029)
Net assets at beginning of year                                     --       7,923,089       8,126,118
                                                        -----------------------------------------------
Net assets at end of year                               $      956,061   $   6,946,569   $   7,923,089
                                                        ===============================================

                                                         Security Diversified Income          Security Equity
                                                             2007            2006           2007            2006
                                                        --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                      $      78,027   $      79,113   $      (3,051)  $      (2,547)
      Capital gains distributions                                  --              --          38,665          27,388
      Realized capital gain (loss) on sales of fund
         shares                                               (13,742)        (24,050)          3,555             456
      Change in unrealized appreciation/
         depreciation on investments during
         the year                                             (34,112)         23,658         (55,061)          1,539
                                                        --------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                                   30,173          78,721         (15,892)         26,836

   From contractholder transactions:
      Variable annuity deposits                               254,219         387,968          46,315          44,434
      Contractholder maintenance charges                      (11,081)        (11,333)         (1,756)         (1,004)
      Terminations and withdrawals                           (154,658)       (167,132)        (36,941)         (5,587)
      Transfers between subaccounts, net                     (429,398)        276,379         (30,619)          1,581
                                                        --------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions                       (340,918)        485,882         (23,001)         39,424
                                                        --------------------------------------------------------------
Net increase (decrease) in net assets                        (310,745)        564,603         (38,893)         66,260
Net assets at beginning of year                             2,431,223       1,866,620         288,646         222,386
                                                        --------------------------------------------------------------
Net assets at end of year                               $   2,120,478   $   2,431,223   $     249,753   $     288,646
                                                        ==============================================================

 See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                Security Global        Security Income Opportunity
                                              2007           2006          2007          2006
                                          ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $    (57,000)  $   (48,297)  $    109,257   $     78,580
     Capital gains distributions             2,450,700       786,759             --          1,912
     Realized capital gain (loss) on
       sales of fund shares                    125,094       112,382         (9,390)           (81)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                      (1,848,146)     (148,656)      (101,616)       (10,223)
                                          ---------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    670,648       702,188         (1,749)        70,188

   From contractholder transactions:
     Variable annuity deposits                 978,780     1,029,501        604,179        241,214
     Contractholder maintenance charges        (26,184)      (20,191)       (10,949)        (7,445)
     Terminations and withdrawals             (343,088)     (182,452)      (101,718)       (38,436)
     Transfers between subaccounts, net        (73,068)      923,120       (200,691)       715,326
                                          ---------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                              536,440     1,749,978        290,821        910,659
                                          ---------------------------------------------------------
Net increase (decrease) in net assets        1,207,088     2,452,166        289,072        980,847
Net assets at beginning of year              6,363,671     3,911,505      1,940,090        959,243
                                          ---------------------------------------------------------
Net assets at end of year                 $  7,570,759   $ 6,363,671   $  2,229,162   $  1,940,090
                                          =========================================================

                                           Security Large Cap Value    Security Mid Cap Growth
                                              2007          2006          2007          2006
                                          ------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $   (10,566)  $   (11,204)  $   (16,600)  $   (17,852)
     Capital gains distributions               81,702            --       296,880       167,215
     Realized capital gain (loss) on
       sales of fund shares                   151,451        13,467       (10,197)       27,268
     Change in unrealized appreciation/
       depreciation on investments
       during the year                       (183,041)      260,672      (443,021)     (122,081)
                                          ------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    39,546       262,935      (172,938)       54,550

   From contractholder transactions:
     Variable annuity deposits                303,546       124,333       202,731       335,244
     Contractholder maintenance charges       (11,789)       (8,988)       (7,108)       (7,512)
     Terminations and withdrawals            (179,160)      (62,602)      (67,365)      (91,919)
     Transfers between subaccounts, net      (212,489)    1,263,112      (285,344)     (178,154)
                                          ------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                             (99,892)    1,315,855      (157,086)       57,659
                                          ------------------------------------------------------
Net increase (decrease) in net assets         (60,346)    1,578,790      (330,024)      112,209
Net assets at beginning of year             2,225,506       646,716     1,753,099     1,640,890
                                          ------------------------------------------------------
Net assets at end of year                 $ 2,165,160   $ 2,225,506   $ 1,423,075   $ 1,753,099
                                          ======================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                             Security Mid Cap Value          Security Select 25
                                              2007           2006           2007          2006***
                                          ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $   (152,305)  $    (78,635)  $     (7,837)  $     (4,094)
     Capital gains distributions             4,405,194      1,187,897         60,927             --
     Realized capital gain (loss) on
       sales of fund shares                    509,023        472,591          7,873            856
     Change in unrealized appreciation/
       depreciation on investments
       during the year                      (4,744,177)     1,013,117       (114,397)        54,411
                                          ----------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     17,735      2,594,970        (53,434)        51,173

   From contractholder transactions:
     Variable annuity deposits               2,664,691      3,460,817         72,964         68,150
     Contractholder maintenance charges       (120,019)      (107,456)        (3,504)        (2,046)
     Terminations and withdrawals             (858,563)      (672,507)       (20,497)        (7,300)
     Transfers between subaccounts, net     (2,223,807)      (643,560)       (64,079)       647,041
                                          ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                             (537,698)     2,037,294        (15,116)       705,845
                                          ----------------------------------------------------------
Net increase (decrease) in net assets         (519,963)     4,632,264        (68,550)       757,018
Net assets at beginning of year             22,683,545     18,051,281        757,018             --
                                          ----------------------------------------------------------
Net assets at end of year                 $ 22,163,582   $ 22,683,545   $    688,468   $    757,018
                                          ==========================================================

                                                                          T. Rowe Price Capital
                                           Security Small Cap Growth           Appreciation
                                              2007           2006           2007          2006*
                                          --------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $     (5,359)  $     (5,959)  $     73,796   $    2,887
     Capital gains distributions                36,119             --        215,329       12,056
     Realized capital gain (loss) on
       sales of fund shares                     26,159         31,881       (211,275)          (7)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                         (36,284)       (11,836)      (137,015)     (14,345)
                                          --------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     20,635         14,086        (59,165)         591

   From contractholder transactions:
     Variable annuity deposits                  70,723        169,745        192,353       30,791
     Contractholder maintenance charges         (2,068)        (2,826)        (8,279)        (148)
     Terminations and withdrawals              (44,543)       (15,820)       (36,783)          --
     Transfers between subaccounts, net        (89,052)      (126,494)     1,306,132      275,633
                                          --------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                              (64,940)        24,605      1,453,423      306,276
                                          --------------------------------------------------------
Net increase (decrease) in net assets          (44,305)        38,691      1,394,258      306,867
Net assets at beginning of year                529,760        491,069        306,867           --
                                          --------------------------------------------------------
Net assets at end of year                 $    485,455   $    529,760   $  1,701,125   $  306,867
                                          ========================================================

  * For the period from December 1, 2006 (inception date) to December 31, 2006.

*** For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                            T. Rowe Price Growth Stock   Van Kampen Aggressive Growth
                                                2007          2006*          2007            2006
                                            ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $   (26,973)  $         45   $     (2,567)   $     (2,927)
      Capital gains distributions                96,616          3,395             --              --
      Realized capital gain (loss) on
         sales of fund shares                    99,319             (2)        31,523           6,960
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         96,538         (8,430)         6,946           6,753
                                            ----------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                    265,500         (4,992)        35,902          10,786

   From contractholder transactions:
      Variable annuity deposits                 542,512         22,099         44,832          32,008
      Contractholder maintenance
         charges                                (14,665)          (782)        (1,301)         (1,887)
      Terminations and withdrawals              (74,152)        (1,173)        (7,739)        (18,346)
      Transfers between subaccounts, net        (74,411)     1,802,735       (109,384)         (6,834)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions          379,284      1,822,879        (73,592)          4,941
                                            ----------------------------------------------------------
Net increase (decrease) in net assets           644,784      1,817,887        (37,690)         15,727
Net assets at beginning of year               1,817,887             --        288,217         272,490
                                            ----------------------------------------------------------
Net assets at end of year                   $ 2,462,671   $  1,817,887   $    250,527    $    288,217
                                            ==========================================================

                                               Van Kampen Comstock       Van Kampen Equity and Income
                                                2007          2006           2007            2006
                                            ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    97,074   $    111,068   $    124,390    $    103,913
      Capital gains distributions               608,257        525,277        276,183         396,080
      Realized capital gain (loss) on
         sales of fund shares                   185,621        103,463        429,710          78,132
      Change in unrealized appreciation/
         depreciation on investments
         during the year                     (1,196,682)       708,227       (503,522)        362,059
                                            ----------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                   (305,730)     1,448,035        326,761         940,184

   From contractholder transactions:
      Variable annuity deposits               1,393,057      1,321,632      1,645,008       2,148,094
      Contractholder maintenance
         charges                                (51,688)       (44,781)       (43,347)        (44,005)
      Terminations and withdrawals             (494,897)      (267,824)      (562,911)       (345,002)
      Transfers between subaccounts, net     (1,151,940)      (784,718)      (895,907)      1,013,262
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         (305,468)       224,309        142,843       2,772,349
                                            ----------------------------------------------------------
Net increase (decrease) in net assets          (611,198)     1,672,344        469,604       3,712,533
Net assets at beginning of year              11,017,902      9,345,558      9,469,883       5,757,350
                                            ----------------------------------------------------------
Net assets at end of year                   $10,406,704   $ 11,017,902   $  9,939,487    $  9,469,883
                                            ==========================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                           Wells Fargo Advantage Growth
                                            Wells Fargo Advantage Growth            and Income
                                                2007            2006            2007           2006
                                            ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $     (6,036)  $      (6,012)  $        (608)  $       (747)
      Capital gains distributions                     --              --              --             --
      Realized capital gain (loss) on
         sales of fund shares                     20,186          49,891           8,847          3,394
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         121,984          (1,162)         (7,343)        17,469
                                            ------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                     136,134          42,717             896         20,116

   From contractholder transactions:
      Variable annuity deposits                   57,203         105,016          22,412         21,464
      Contractholder maintenance
         charges                                  (2,490)         (2,131)         (1,100)        (1,115)
      Terminations and withdrawals                (5,214)        (11,146)           (691)        (4,571)
      Transfers between subaccounts, net         281,567          26,797         (11,344)        (7,724)
                                            ------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions           331,066         118,536           9,277          8,054
                                            ------------------------------------------------------------
Net increase (decrease) in net assets            467,200         161,253          10,173         28,170
Net assets at beginning of year                  515,249         353,996         173,143        144,973
                                            ------------------------------------------------------------
Net assets at end of year                   $    982,449   $     515,249   $     183,316   $    173,143
                                            ============================================================

                                                Wells Fargo Advantage       Wells Fargo Advantage Small
                                                    Opportunity                      Cap Value
                                                2007            2006            2007           2006
                                            ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $      1,164   $      (3,683)  $     (88,030)  $    (66,641)
      Capital gains distributions                 72,608          75,593       1,354,859        682,620
      Realized capital gain (loss) on
         sales of fund shares                      4,582           8,276          86,695        114,849
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (61,063)        (39,036)       (620,733)       (27,233)
                                            ------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      17,291          41,150         732,791        703,595

   From contractholder transactions:
      Variable annuity deposits                   33,767          72,908       1,371,526      1,718,653
      Contractholder maintenance
         charges                                  (1,414)         (2,491)        (40,139)       (31,871)
      Terminations and withdrawals               (13,807)        (35,091)       (385,462)      (304,912)
      Transfers between subaccounts, net          (9,663)        (15,393)        153,909        501,256
                                            ------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions             8,883          19,933       1,099,834      1,883,126
                                            ------------------------------------------------------------
Net increase (decrease) in net assets             26,174          61,083       1,832,625      2,586,721
Net assets at beginning of year                  445,380         384,297       7,841,963      5,255,242
                                            ------------------------------------------------------------
Net assets at end of year                   $    471,554   $     445,380   $   9,674,588   $  7,841,963
                                            ============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                          Notes to Financial Statements

                                December 31, 2007

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account XIV - Valuebuilder Variable Annuity of Security Benefit Life Insurance Company (VVASBL) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for VVASBL are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                   Subaccount                                                Mutual Fund
----------------------------------------------------------------------------------------------------------------------------
                                                       AIM Advisors, Inc.:
                                                       AIM Growth Series:
AIM Basic Value                                          AIM Basic Value Fund (Class A)
                                                       AIM Stock Funds:
AIM Dynamics                                             AIM Dynamics Fund (Class A)
AIM Large Cap Growth                                     AIM Large Cap Growth Fund (Class A)
AIM Mid Cap Core Equity                                  AIM Mid Cap Core Equity Fund (Class A)
AIM Small Cap Growth                                     AIM Small Cap Growth Fund (Class A)
                                                       AIM Sector Funds:
AIM Technology                                           AIM Technology Fund (Class A)
                                                       American Century Investments, Inc.:
American Century Equity Income                           American Century Equity Income Fund (Advisor Class)
American Century Heritage                                American Century Heritage Fund (Advisor Class)
American Century International Growth                    American Century International Growth Fund (Advisor Class)
American Century Select                                  American Century Select Fund (Advisor Class)
American Century Strategic Allocation: Aggressive*       American Century Strategic Allocation: Aggressive (Advisor Class)
American Century Strategic Allocation: Conservative*     American Century Strategic Allocation: Conservative (Advisor Class)
American Century Strategic Allocation: Moderate          American Century Strategic Allocation: Moderate (Advisor Class)
                                                       Ariel Mutual Funds:
Ariel Fund                                               Ariel Fund
                                                       Aston Asset Management:
Aston/Optimum Mid Cap                                    Aston/Optimum Mid Cap Fund (Class N)

* This subaccount was available for investment in 2006; however, investments were not made until 2007.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                   Subaccount                                              Mutual Fund
----------------------------------------------------------------------------------------------------------------------------
                                                        Calamos Advisors, LLC:
                                                        Calamos Investment Trust:
Calamos Growth                                            Calamos Growth Fund (Class A)
Calamos Growth and Income                                 Calamos Growth and Income Fund (Class A)
Calamos High Yield                                        Calamos High Yield Fund (Class A)
                                                        Dreyfus Appreciation Fund, Inc.:
Dreyfus Appreciation                                      Dreyfus Appreciation Fund (Class A)
                                                        Dreyfus Growth and Value Funds, Inc.:
Dreyfus General Money Market                              Dreyfus General Money Market Fund (Class B)
Dreyfus Midcap Value                                      Dreyfus Midcap Value Fund
Dreyfus Premier Strategic Value                           Dreyfus Premier Strategic Value Fund (Class A)
                                                        Quantitative Management Associates, LLC:
Dryden Small-Cap Core Equity*                             Dryden Small-Cap Core Equity (Class A)
                                                        Federated Investment Management Company:
Federated Bond                                            Federated Bond (Class A)
                                                        Fidelity Advisor Series:
Fidelity Advisor Dividend Growth                          Fidelity Advisor Dividend Growth Fund (Class T)
Fidelity Advisor International Capital Appreciation**     Fidelity Advisor International Capital Appreciation Fund (Class T)
Fidelity Advisor Mid Cap                                  Fidelity Advisor Mid Cap  Fund (Class T)
Fidelity Advisor Real Estate                              Fidelity Advisor Real Estate Fund (Class T)
Fidelity Advisor Value Strategies                         Fidelity Advisor Value Strategies Fund (Class T)
                                                        Goldman Sachs Asset Management International:
Goldman Sachs Emerging Markets Equity                     Goldman Sachs Emerging Markets Equity Fund (Service Class)
                                                        Goldman Sachs Asset Management, L.P.:
Goldman Sachs Government Income                           Goldman Sachs Government Income (Service Class)
                                                        Janus Capital Management, LLC:
Janus Adviser INTECH Risk-Managed Core                    Janus Adviser INTECH Risk-Managed Core Fund (Class S)
Janus Adviser International Growth                        Janus Adviser International Growth Fund (Class S)
                                                        Jennison Associates, LLC:
Jennison 20/20 Focus                                      Jennison 20/20 Focus (Class A)
Jennison Small Company                                    Jennison Small Company (Class A)
                                                        Neuberger Berman Management, Inc.:
Lehman Brothers Core Bond                                 Lehman Brothers Core Bond Fund (NB Investor Class)
Neuberger Berman Partners                                 Neuberger Berman Partners Fund (Advisor Class)
Neuberger Berman Socially Responsive                    Neuberger Berman Socially Responsive Fund (Trust Class)

* This subaccount was available for investment in 2006; however, investments were not made until 2007.

** This subaccount is no longer available for investment.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                  Subaccount                                                      Mutual Fund
-------------------------------------------------------------------------------------------------------------------
                                                     Pacific Investment Management Compay Funds:
PIMCO Foreign Bond (U.S. Dollar-Hedged)                PIMCO Foreign Bond (U.S. Dollar-Hedged) (Class R)
PIMCO High Yield                                       PIMCO High Yield Fund (Class A)
                                                     Royce & Associates, LLC:
Royce Opportunity                                      Royce Opportunity (Service Class)
Royce Value                                            Royce Value (Service Class)
                                                     RS Investment Management L.P.:
RS Information Age                                     RS Information Age (Class A)
RS Value                                               RS Value (Class A)
                                                     SBL Funds:
Security Alpha Opportunity*                            Security Alpha Opportunity Fund (Class A)
Security Capital Preservation                          Security Capital Preservation Fund (Class A)
Security Diversified Income                            Security Diversified Income Fund (Class A)
Security Equity                                        Security Equity Series (Class A)
Security Global                                        Security Global Series (Class A)
Security Income Opportunity                            Security Income Opportunity Fund (Class A)
Security Large Cap Value                               Security Large Cap Value Fund (Class A)
Security Mid Cap Growth                                Security Mid Cap Growth Fund (Class A)
Security Mid Cap Value                                 Security Mid Cap Value Fund (Class A)
Security Select 25                                     Security Select 25 Fund (Class A)
Security Small Cap Growth                              Security Small Cap Growth Series (Class A)
                                                     T. Rowe Price Investment Services, Inc.:
T. Rowe Price Capital Appreciation                     T. Rowe Price Capital Appreciation (Advisor Class)
T. Rowe Price Growth Stock                             T. Rowe Price Growth Stock (Class R)
                                                     Van Kampen Asset Management:
Van Kampen Aggressive Growth                           Van Kampen Aggressive Growth Fund (Class A)
Van Kampen Comstock                                    Van Kampen Comstock Fund (Class A)
Van Kampen Equity and Income                           Van Kampen Equity and Income Fund (Class A)
                                                     Wells Capital  Management Incorporated:
Wells Fargo Advantage Growth                           Wells Fargo Advantage Growth Fund (Advisor Class)
Wells Fargo Advantage Opportunity                      Wells Fargo Advantage Opportunity Fund (Advisor Class)
Wells Fargo Advantage Small Cap Value                  Wells Fargo Advantage Small Cap Value Fund (Class A)
                                                     Matrix Asset Advisors, Inc.:
Wells Fargo Advantage Growth and Income                Wells Fargo Advantage Growth and Income Fund (Advisor Class)

* This subaccount was available for investment in 2006; however, investments were not made until 2007.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

AIM Advisors, Inc. serves as investment advisor of AIM Basic Value Fund, AIM Dynamics Fund, AIM Large Cap Growth Fund, AIM Mid Cap Core Equity Fund, AIM Small Cap Growth Fund, and AIM Technology Fund. American Century Investment Management, Inc. serves as investment advisor of American Century Equity Income Fund, American Century Heritage Fund, American Century Select Fund, American Century Strategic Allocation: Aggressive Fund, American Century Strategic
Allocation:   Conservative  Fund  and  American  Century  Strategic  Allocation:
Moderate Fund. American Century Global is the investment advisor for American Century International Growth Fund. Ariel Capital Management, LLC serves as investment advisor of Ariel Fund. Aston Asset Management LLC serves as investment advisor and has engaged Optimum Investment Advisors, LLC to provide subadvisory services to Aston/Optimum Mid Cap Fund. Calamos Advisors, LLC serves as investment advisor of Calamos Growth Fund, Calamos Growth and Income Fund, and Calamos High Yield Fund. The Dreyfus Corporation serves as investment advisor of Dreyfus Appreciation Fund, Dreyfus General Money Market Fund, Dreyfus Mid Cap Value Fund, and Dreyfus Premier Strategic Value Fund. Quantitative Management Associates, LLC serves as investment advisor of Dryden Small-Cap Core Equity Fund. Federated Investment Management Company serves as investment advisor for Federated Bond. Fidelity Management & Research Company serves as investment advisor of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Real Estate Fund, and Fidelity Advisor Value Strategies Fund. Goldman Sachs Asset Management, LP serves as investment advisor of Goldman Sachs Emerging Markets Equity and Goldman Sachs Government Income Fund. Janus Capital Management serves as investment advisor of Janus Adviser INTECH Risk-Managed Core Fund and Janus Adviser International Growth Fund. Jennison Associates, LLC serves as investment advisor of Jennison 20/20 Focus and Jennison Small Company. Neuberger Berman Management Inc. has engaged Lehman Brothers Asset Management LLC to provide subadvisory services to Lehman Brothers Core Bond Fund. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services for Neuberger Berman Partners Fund and Neuberger Berman Socially Responsive Fund. Pacific Investment Management Company, LLC serves as investment advisor of PIMCO Foreign Bond (U.S. Dollar-Hedged) Fund and PIMCO High Yield Fund. Royce & Associates, LLC serves as investment advisor of Royce Opportunity Fund and Royce Value Fund. RS Investment Management Co. LLC. serves as investment advisor of RS Information Age Fund and RS Value Fund. Security Investors, LLC (SI) serves as investment advisor of Security Capital Preservation Fund, Security Diversified Income Fund, Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Mid Cap Value Fund, and Security Select 25

                        Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Fund. SI is a limited liability company controlled by SBL. SBL is a wholly-owned subsidiary of Security Benefit Corporation (SBC). SI has engaged Mainstream Investment Advisers, LLC to provide subadvisory services to Security Alpha Opportunity Fund, Security Global Investors, LLC, a limited liability company also controlled by SBL, and OppenheimerFunds, Inc. to provide subadvisory services to Security Global Fund, Four Corners Capital Management, LLC to provide subadvisory services to Security Income Opportunity Fund, and RS Investments to provide subadvisory services to Security Small Cap Growth Fund.
T. Rowe Price serves as investment advisor of T. Rowe Price Capital Appreciation Fund and T. Rowe Price Growth Stock Fund. Van Kampen Asset Management, Inc. serves as investment advisor of Van Kampen Aggressive Growth Fund, Van Kampen Comstock Fund, and Van Kampen Equity and Income Fund. Matrix Asset Advisors, Inc. serves as investment advisor of Wells Fargo Advantage Growth and Income Fund. Wells Capital Management Incorporated serves as investment advisor of Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Opportunity Fund, and Wells Fargo Advantage Small Cap Value Fund.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2007 were as follows:

                                                         Cost of       Proceeds
                     Subaccount                         Purchases     from Sales
--------------------------------------------------------------------------------

AIM Basic Value                                       $    709,077   $   571,827
AIM Dynamics                                               109,208       106,831
AIM Large Cap Growth                                       128,951       191,405
AIM Mid Cap Core Equity                                    303,822       137,117
AIM Small Cap Growth                                       701,236       368,693
AIM Technology                                             207,489        43,943
American Century Equity Income                           3,380,886     2,551,073
American Century Heritage                                1,126,399       206,264

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                         Cost of       Proceeds
                     Subaccount                         Purchases     from Sales
--------------------------------------------------------------------------------

American Century International Growth                 $  1,126,775   $   664,299
American Century Select                                    322,182       540,718
American Century Strategic Allocation: Aggressive        4,833,423       169,024
American Century Strategic Allocation: Conservative      2,372,043     1,122,026
American Century Strategic Allocation: Moderate            736,778       379,330
Ariel Fund                                               1,048,600     1,310,481
Aston/Optimum Mid Cap                                      291,613        16,028
Calamos Growth                                           3,474,824     2,255,232
Calamos Growth and Income                                2,964,552     2,240,434
Calamos High Yield                                         397,818       238,680
Dreyfus Appreciation                                       759,208       617,033
Dreyfus General Money Market                             3,352,000     1,935,562
Dreyfus Midcap Value                                       680,283       343,402
Dreyfus Premier Strategic Value                          2,074,223       463,039
Dryden Small-Cap Core Equity                                 5,089           210
Federated Bond                                           2,361,860     1,137,158
Fidelity Advisor Dividend Growth                           311,955       605,269
Fidelity Advisor International Capital Appreciation        268,968       462,097
Fidelity Advisor Mid Cap                                   303,395       250,937
Fidelity Advisor Real Estate                             1,354,844     1,095,805
Fidelity Advisor Value Strategies                          638,972       470,511
Goldman Sachs Emerging Markets Equity                      859,623       148,487
Goldman Sachs Government Income                          4,072,765     3,319,859
Janus Adviser INTECH Risk-Managed Core                     101,749        58,585
Janus Adviser International Growth                       2,903,126       186,105
Jennison 20/20 Focus                                       842,957         3,554
Jennison Small Company                                     988,143     1,871,189
Lehman Brothers Core Bond                                6,595,195     6,522,136
Neuberger Berman Partners                                  201,192        38,110
Neuberger Berman Socially Responsive                       180,594        52,355

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                         Cost of       Proceeds
                     Subaccount                         Purchases     from Sales
--------------------------------------------------------------------------------

PIMCO Foreign Bond (U.S. Dollar-Hedged)               $     88,207   $   469,365
PIMCO High Yield                                         1,958,300     1,557,881
Royce Opportunity                                          252,089        26,268
Royce Value                                                803,734        73,538
RS Information Age                                         223,999           421
RS Value                                                 1,584,511        89,301
Security Alpha Opportunity                               1,253,699       147,174
Security Capital Preservation                            2,822,015     3,475,517
Security Diversified Income                                330,654       593,549
Security Equity                                             83,583        70,969
Security Global                                          3,789,536       859,403
Security Income Opportunity                                958,761       558,683
Security Large Cap Value                                 1,150,357     1,179,113
Security Mid Cap Growth                                    513,409       390,218
Security Mid Cap Value                                   6,266,499     2,551,328
Security Select 25                                         130,321        92,347
Security Small Cap Growth                                   99,403       133,587
T. Rowe Price Capital Appreciation                       4,672,952     2,930,404
T. Rowe Price Growth Stock                               2,201,398     1,752,472
Van Kampen Aggressive Growth                                44,924       121,082
Van Kampen Comstock                                      1,860,185     1,460,331
Van Kampen Equity and Income                             5,962,232     5,418,822
Wells Fargo Advantage Growth                               431,145       106,115
Wells Fargo Advantage Growth and Income                     55,216        46,548
Wells Fargo Advantage Opportunity                          133,539        50,886
Wells Fargo Advantage Small Cap Value                    3,008,662       642,017

Annuity Reserves

As of December 31, 2007, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value. Additionally SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% to 0.95% of the average daily net asset value to accounts with $25,000 or more and 0.90% to 1.10% of the average daily net asset value to accounts with less than $25,000. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2007 and 2006, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                     2007                             2006
                                     --------------------------------   --------------------------------
                                                               Net                               Net
                                       Units      Units     Increase      Units     Units      Increase
Subaccount                             Issued   Redeemed   (Decrease)    Issued    Redeemed   (Decrease)
---------------------------------------------------------------------   --------------------------------
AIM Basic Value                        51,873    (71,633)     (19,760)    92,417   (112,779)    (20,362)
AIM Dynamics                           25,235    (23,814)       1,421     12,575     (1,893)     10,682
AIM Large Cap Growth                   26,164    (30,370)      (4,206)   139,022    (23,031)    115,991
AIM Mid Cap Core Equity                15,402    (13,583)       1,819     24,300    (20,534)      3,766
AIM Small Cap Growth                   70,819    (57,170)      13,649    130,658   (135,651)     (4,993)
AIM Technology                         40,699    (10,456)      30,243      8,248     (6,505)      1,743
American Century Equity
   Income                             287,050   (263,214)      23,836    380,642   (293,936)     86,706
American Century Heritage              83,307    (18,677)      64,630     53,328    (65,048)    (11,720)
American Century International
   Growth                             115,499    (85,736)      29,763    151,754   (132,478)     19,276
American Century Select                63,863   (102,179)     (38,316)   185,833   (206,774)    (20,941)
American Century Strategic
   Allocation: Aggressive             427,322    (42,626)     384,696         --         --          --
American Century Strategic
   Allocation: Conservative           232,691   (109,789)     122,902         --         --          --
American Century Strategic
   Allocation: Moderate                67,647    (34,829)      32,818        334         --         334
Ariel Fund                            100,602   (141,761)     (41,159)   299,171   (319,845)    (20,674)
Aston/Optimum Mid Cap                  37,084    (12,824)      24,260      2,813         (1)      2,812
Calamos Growth                        312,305   (346,850)     (34,545)   645,616   (528,048)    117,568
Calamos Growth and Income             275,941   (284,758)      (8,817)   574,021   (314,473)    259,548
Calamos High Yield                     42,906    (28,002)      14,904      2,408         --       2,408
Dreyfus Appreciation                  109,827    (96,418)      13,409    133,790   (166,729)    (32,939)
Dreyfus General Money Market          484,376   (325,280)     159,096    562,051   (469,166)     92,885
Dreyfus Midcap Value                   45,455    (40,352)       5,103     50,034    (42,366)      7,668

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                     2007                             2006
                                     --------------------------------   --------------------------------
                                                               Net                               Net
                                       Units      Units     Increase      Units     Units      Increase
Subaccount                             Issued   Redeemed   (Decrease)    Issued    Redeemed   (Decrease)
---------------------------------------------------------------------   --------------------------------
Dreyfus Premier Strategic
   Value                              197,212    (87,934)     109,278    230,189   (104,743)    125,446
Dryden Small-Cap Core Equity              980       (489)         491         --         --          --
Federated Bond                        294,189   (174,018)     120,171     25,529        (12)     25,517
Fidelity Advisor Dividend
   Growth                              66,723   (103,991)     (37,268)   156,712   (168,538)    (11,826)
Fidelity Advisor Real Estate          115,909    (94,767)      21,142     21,902       (200)     21,702
Fidelity Advisor Value
   Strategies                          47,167    (50,898)      (3,731)    61,427    (62,770)     (1,343)
Goldman Sachs Emerging
   Markets Equity                      73,078    (19,312)      53,766      3,197         (1)      3,196
Fidelity Advisor International
   Capital Appreciation                14,859    (44,311)     (29,452)    45,102    (64,576)    (19,474)
Fidelity Advisor Mid Cap               19,102    (21,612)      (2,510)   188,967   (187,109)      1,858
Fidelity Advisor Real Estate          115,909    (94,767)     (21,142)    21,902       (200)     21,702
Fidelity Advisor Value
   Strategies                          47,167    (50,898)      (3,731)    61,427    (62,770)     (1,343)
Goldman Sachs Emerging
   Markets Equity                      73,078    (19,312)     (53,766)     3,197         (1)      3,196
Goldman Sachs Government
   Income                             438,813   (357,542)      81,271    218,576     (2,378)    216,198
Janus Adviser INTECH Risk-
Managed Core                            9,821     (5,727)       4,094      6,681     (1,995)      4,686
Janus Adviser International
   Growth                             311,104    (83,883)     227,221     26,158       (685)     25,473
Jennison 20/20 Focus                   79,364     (2,944)      76,420        759         --         759
Jennison Small Company                151,825   (236,776)     (84,951)   161,584     (5,208)    156,376
Lehman Brothers Core Bond             527,628   (524,513)       3,115    410,850   (388,191)     22,659
Neuberger Berman Partners              22,945     (7,696)      15,249      7,015         (4)      7,011
Neuberger Berman Socially
   Responsive                          16,591     (4,887)      11,704     30,313    (17,997)     12,316
PIMCO Foreign Bond (U.S.
   Dollar-Hedged)                      12,288    (51,387)     (39,099)    46,010       (214)     45,796
PIMCO High Yield                      186,353   (161,104)      25,249    226,411   (169,703)     56,708
Royce Opportunity                      30,530    (11,302)      19,228      2,743         (1)      2,742

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                     2007                             2006
                                     --------------------------------   --------------------------------
                                                               Net                               Net
                                       Units      Units     Increase      Units     Units      Increase
Subaccount                             Issued   Redeemed   (Decrease)    Issued    Redeemed   (Decrease)
---------------------------------------------------------------------   --------------------------------
Royce Value                            86,023    (19,761)      66,262      1,720       (292)      1,428
RS Information Age                     18,541        (25)      18,516        785         (1)        784
RS Value                              176,245    (33,903)     142,342      6,275         (1)      6,274
Security Alpha Opportunity            105,673    (20,895)      84,778         --         --          --
Security Capital Preservation         404,976   (473,716)     (68,740)   724,499   (744,577)    (20,078)
Security Diversified Income            62,318    (89,438)     (27,120)   192,696   (136,909)     55,787
Security Equity                         7,615     (9,440)      (1,825)     8,267     (2,571)      5,696
Security Global                       192,272   (134,932)      57,340    308,651   (149,031)    159,620
Security Income Opportunity           100,617    (65,805)      34,812    149,531    (56,353)     93,178
Security Large Cap Value              114,146   (120,876)      (6,730)   164,967    (29,024)    135,943
Security Mid Cap Growth                40,809    (51,701)     (10,892)    71,475    (61,503)      9,972
Security Mid Cap Value                263,418   (256,102)       7,316    642,588   (489,921)    152,667
Security Select 25                     13,298    (12,478)         820     94,421    (17,686)     76,735
Security Small Cap Growth              18,897    (23,504)      (4,607)    34,488    (30,938)      3,550
T. Rowe Price Capital
   Appreciation                       484,006   (346,278)     137,728     30,442        (15)     30,427
T. Rowe Price Growth Stock            307,235   (256,353)      50,882    190,468    (10,703)    179,765
Van Kampen Aggressive
   Growth                              13,261    (21,953)      (8,692)    14,008    (12,322)      1,686
Van Kampen Comstock                   257,205   (256,972)         233    400,175   (349,554)     50,621
Van Kampen Equity and
   Income                             594,954   (553,726)      41,228    564,201   (295,773)    268,428
Wells Fargo Advantage Growth           69,005    (30,525)      38,480     97,626    (77,729)     19,897
Wells Fargo Advantage Growth
   and Income                           7,019     (5,507)       1,512      7,988     (6,590)      1,398
Wells Fargo Advantage
   Opportunity                          7,368     (5,323)       2,045     10,710     (7,475)      3,235
Wells Fargo Advantage Small
   Cap Value                          165,135    (90,655)      74,480    251,495   (127,619)    123,876

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2. A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2007, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

Subaccount                                       2007             2006             2005             2004             2003
--------------------------------------------------------------------------------------------------------------------------
AIM Basic Value
Units                                         324,615          344,375          364,737          354,120          275,973
Unit value                            $  10.12-$14.31   $10.41 -$14.76   $  9.56-$13.59   $  9.42-$13.41   $  8.83-$12.60
Net assets                            $     3,291,004   $    3,588,136   $    3,495,190   $    3,338,222   $    2,438,927
Ratio of expenses to net assets*         0.90% - 1.25%    0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                        0.06%            0.07%              --%              --%              --%
Total return***                         (3.17)%-(2.82)%   8.85% - 8.46%    1.52% - 1.31%    6.68% - 6.43%    28.53%-28.31%

AIM Dynamics
Units                                          20,470           19,049            8,367            6,681            5,288
Unit value                            $   9.22-$17.34   $         8.53   $  7.62-$14.38   $         7.18   $         6.69
Net assets                                   $188,760   $      162,543   $       63,740   $       47,989   $       35,371
Ratio of expenses to net assets*         0.90% - 1.25%    0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                          --%              --%              --%             -- %              --%
Total return***                            7.69%-8.07%    12.02%-11.63%    6.03% - 5.82%            7.32%           32.74%

AIM Large Cap Growth(2)
Units                                         111,786          115,991               --               --               --
Unit value                            $   8.15-$12.83   $  7.33-$11.58   $           --   $           --   $           --
Net assets                                   $910,866   $      851,574   $           --   $           --   $           --
Ratio of expenses to net assets*         0.90% - 1.25%    0.90% - 1.25%              --%              --%              --%
Investment income ratio**                          --%              --%              --%              --%              --%
Total return***                          10.66%-11.05%   (0.63)%-(0.36)              --%              --%              --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007             2006             2005             2004             2003
--------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity
Units                                          81,812           79,993           76,227           59,158           39,635
Unit value                            $  12.60-$15.23   $ 11.92-$14.44   $ 11.16-$13.54   $ 10.80-$13.13   $  9.87-$12.02
Net assets                            $     1,038,311   $      958,768   $      853,024   $      639,719   $      391,533
Ratio of expenses to net assets*         0.90% - 1.25%    0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                        1.29%            0.73%              --%              --%              --%
Total return***                            5.31%-5.68%      6.86%-6.48%    3.32% - 3.11%    9.42% - 9.23%    22.30%-21.91%

AIM Small Cap Growth
Units                                         241,551          227,902          232,895          212,923          119,249
Unit value                            $  10.78-$16.14   $ 10.06-$15.10   $  9.15-$13.76   $  8.79-$13.24   $  8.55-$12.91
Net assets                            $     2,636,689   $    2,316,312   $    2,137,114   $    1,872,511   $    1,019,834
Ratio of expenses to net assets*         0.90% - 1.25%    0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                          --%              --%              --%              --%              --%
Total return***                            6.72%-7.10%      9.94%-9.56%    4.18% - 3.97%    2.81% - 2.56%    33.80%-33.51%

AIM Technology
Units                                          66,372           36,128           34,385           43,514           43,534
Unit value                            $   5.18-$13.28   $  5.02-$12.89   $  4.74-$12.21   $  4.85-$12.51   $  4.89-$12.63
Net assets                            $       343,976   $      181,446   $      164,401   $      211,689   $      212,946
Ratio of expenses to net assets*         0.90% - 1.25%    0.90% - 1.25%            0.90%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                          --%              --%              --%              --%              --%
Total return***                            2.84%-3.20%      5.79%-5.42%   (2.18)%-(2.38)%  (0.82)%-(0.95)%    37.36%-36.84%

American Century Equity
Income
Units                                         534,917          511,081          424,375          187,667           98,637
Unit value                            $  11.13-$14.03   $ 11.45-$14.41   $ 12.00-$12.58   $ 12.21-$12.83   $ 11.31-$11.91
Net assets                            $     7,177,190   $    7,011,989   $    5,091,902   $    2,291,579   $    1,115,898
Ratio of expenses to net assets*         0.90% - 1.25%    0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                        2.44%            2.10%            2.11%            2.02%            2.56%
Total return***                         (2.81)%-(2.47)%   14.74%-13.02%   (1.71)%-(1.91)%   7.96% - 7.72%    19.18%-18.98%

American Century Heritage
Units                                         102,203           37,573           49,293           14,586            4,284
Unit value                            $  14.95-$21.32   $ 10.70-$15.29   $  9.52-$13.63   $  8.12-$11.65   $  7.90-$11.36
Net assets                            $     1,555,395   $      419,068   $      469,693   $      118,556   $       33,883
Ratio of expenses to net assets*         0.90% - 1.25%    0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                          --%              --%              --%              --%              --%
Total return***                          39.29%-39.78%    12.36%-11.96%    17.25%-17.01%    2.78% - 2.55%    16.52%-16.39%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007             2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------------------------
American Century
International Growth
Units                                         279,093          249,330          230,054           83,143           45,503
Unit value                            $  12.28-$18.65   $ 10.93-$16.62   $  9.11-$13.88   $  8.38-$12.79   $  7.59-$11.59
Net assets                            $     3,433,453   $    2,728,800   $    2,096,234   $      696,735   $      344,550
Ratio of expenses to net assets*         0.90% - 1.25%    0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                        0.37%            0.55%            2.16%            0.85%            0.61%
Total return***                          12.00%-12.40%    19.96%-19.54%      8.74%-8.52%    10.70%-10.35%    20.35%-20.10%

American Century Select
Units                                         242,615          280,931          301,872          248,707          126,043
Unit value                            $   8.35-$12.47   $  7.16-$10.71   $  7.60-$11.39   $  7.85-$11.79   $  7.62-$11.47
Net assets                            $     2,028,669   $    2,011,611   $    2,294,061   $    1,952,703   $      960,728
Ratio of expenses to net assets*         0.90% - 1.25%    0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                          --%            0.17%            0.53%              --%              --%
Total return***                          16.28%-16.69%   (6.12)%-(5.79)%  (3.23)%-(3.42)%    3.02% - 2.79%          19.62%

American Century Strategic
Allocation: Aggressive
Units                                         384,695               --               --               --               --
Unit value****                        $  11.09-$11.13   $        10.10   $           --   $           --   $           --
Net assets                            $     4,280,350   $           --   $           --   $           --   $           --
Ratio of expenses to net assets*         0.90% - 1.25%    0.90% - 1.25%              --%              --%              --%
Investment income ratio**                        2.10%              --%              --%              --%              --%
Total return***                           9.82%-10.21%              --%              --%              --%              --%

American Century Strategic
Allocation: Conservative
Units                                         122,902               --               --               --               --
Unit value****                        $  10.30-$10.34   $        10.01   $           --   $           --   $           --
Net assets                            $     1,270,621   $           --   $           --   $           --   $           --
Ratio of expenses to net assets*         0.90% - 1.25%    0.90% - 1.25%              --%              --%              --%
Investment income ratio**                        0.57%              --%              --%              --%              --%
Total return***                            2.81%-3.18%              --%              --%              --%              --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007               2006               2005               2004               2003
--------------------------------------------------------------------------------------------------------------------------------
American Century Strategic
Allocation: Moderate(1)
Units                                        33,151                334                 --                 --                 --
Unit value                         $   10.70-$10.75   $          10.08   $             --   $             --   $             --
Net assets                         $        356,139   $          3,361   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%                --%                --%                --%
Investment income ratio**                      2.22%              1.14%                --%                --%                --%
Total return***                          6.26%-6.63%        1.02%-0.14%                --%                --%                --%

Ariel Fund
Units                                       420,963            462,122            482,796            265,046             78,211
Unit value                         $   10.04-$13.93   $   12.46-$14.77   $   11.74-$13.95   $   12.09-$14.40   $ 10.31 - $12.30
Net assets                         $      4,997,402   $      5,788,621   $      5,685,475   $      3,211,669   $        809,444
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.30%                --%              0.38%              0.07%                --%
Total return***                       (5.82)%-(5.48)%       6.13%-5.76%     (2.93)%-(3.13)%     17.26%-17.07%      23.18%-22.88%

Aston/Optimum Mid Cap(1)
Units                                        27,072              2,812                 --                 --                 --
Unit value                         $   11.04-$11.08   $          10.21   $             --   $             --   $             --
Net assets                         $        300,099   $         28,713   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%                --%                --%                --%
Investment income ratio**                     13.04%                --%                --%                --%                --%
Total return***                          8.18%-8.56%        2.10%-2.07%                --%                --%                --%

Calamos Growth
Units                                     1,496,467          1,531,012          1,413,444            947,288            532,926
Unit value                         $   12.62-$17.69   $   11.75-$14.95   $   12.04-$15.36   $   11.54-$14.75   $   10.11-$12.95
Net assets                         $     20,909,526   $     18,040,069   $     17,038,178   $     10,944,375   $      5,394,813
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                        --%                --%                --%                --%                --%
Total return***                        18.10%-18.52%     (2.76)%-(2.42)%       4.32%-4.11%      14.14%-13.90%      36.81%-36.60%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007               2006               2005               2004               2003
--------------------------------------------------------------------------------------------------------------------------------
Calamos Growth and Income
Units                                     1,230,006          1,238,823            979,275            639,433            295,986
Unit value                         $   11.84-$14.86   $   11.28-$14.14   $   12.05-$13.41   $   11.60-$12.93   $   11.00-$12.28
Net assets                         $     16,516,483   $     15,782,661   $     11,810,913   $      7,423,495   $      3,259,248
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      1.59%              2.06%              2.11%              1.75%              1.96%
Total return***                          4.95%-5.33%        5.64%-3.80%        3.93%-3.72%      5.45% - 5.29%      22.77%-22.43%

Calamos High Yield(1)
Units                                        17,311              2,408                 --                 --                 --
Unit value                         $   10.01-$10.04   $          10.03   $             --   $             --   $             --
Net assets                         $        173,837   $         24,149   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%        0.90%-1.25%                --%                --%                --%
Investment income ratio**                     14.68%                --%                --%                --%                --%
Total return***                        (0.20)%-0.16%        0.28%-0.25%                --%                --%                --%

Dreyfus Appreciation
Units                                       329,222            315,813            348,752            262,586            133,554
Unit value                         $    9.71-$12.84   $    9.48-$12.56   $    8.48-$11.25   $    8.47-$11.26   $    8.34-$11.11
Net assets                         $      3,215,287   $      3,004,398   $      2,963,445   $      2,226,195   $      1,114,643
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      1.45%              1.41%              1.54%              1.74%              1.39%
Total return***                          2.08%-2.45%      11.82%-11.43%       0.16%-(0.04)%     1.56% - 1.35%      15.83%-15.49%

Dreyfus General Money
Market
Units                                       348,098            189,002             96,117             79,034             37,676
Unit value                         $     8.89-$9.78   $     8.86-$9.78   $     8.85-$9.05   $           8.99   $           9.31
Net assets                         $      3,096,013   $      1,679,575   $        851,595   $        711,434   $        351,435
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%              0.90%              0.90%
Investment income ratio**                      4.49%              4.42%              2.24%              0.59%              0.28%
Total return***                          0.00%-0.36%      (0.18)%-0.15%     (1.64)%-(1.84)%            (3.44)%            (3.62)%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007               2006               2005               2004               2003
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Midcap Value
Units                                       183,831            178,728            171,060            156,953            115,264
Unit value                         $   11.60-$18.88   $   11.44-$18.65   $   10.77-$17.60   $   10.36-$16.96   $    9.17-$15.04
Net assets                         $      2,141,220   $      2,050,569   $      1,847,668   $      1,630,830   $      1,056,571
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.16%              1.24%                --%                --%                --%
Total return***                          1.05%-1.41%        6.23%-5.85%        3.94%-3.73%      12.98%-12.77%      51.57%-51.16%

Dreyfus Premier Strategic
Value
Units                                       386,336            277,058            151,612             87,798             37,205
Unit value                         $   12.45-$18.26   $   12.93-$17.98   $   11.21-$15.61   $   10.76-$15.02   $    9.52-$13.31
Net assets                         $      5,119,797   $      3,605,633   $      1,711,331   $        947,546   $        354,137
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.97%              2.65%              1.90%                --%                --%
Total return***                          1.43%-1.80%      15.38%-14.97%        4.12%-3.91%      13.03%-12.85%      38.17%-37.78%

Dryden Small-Cap Core
Equity
Units                                           490                 --                 --                 --                 --
Unit value****                     $     9.31-$9.34   $          10.00   $             --   $             --   $             --
Net assets                         $          4,581   $             --   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%                --%                --%                --%
Investment income ratio**                        --%                --%                --%                --%                --%
Total return***                      (6.89)%-(6.56)%                --%                --%                --%                --%

Federated Bond(1)
Units                                       145,688             25,517                 --                 --                 --
Unit value                         $    9.97-$10.01   $           9.91   $             --   $             --   $             --
Net assets                         $      1,458,679   $        252,949   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%                --%                --%                --%
Investment income ratio**                      7.81%              0.86%                --%                --%                --%
Total return***                          0.60%-0.96%     (0.90)%-(0.87)%               --%                --%                --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007               2006               2005               2004               2003
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Dividend
Growth
Units                                       224,363            261,631            273,457            227,521            111,746
Unit value                         $    8.93-$11.85   $           9.26   $    8.44-$11.25   $           8.52   $           8.42
Net assets                         $      2,002,894   $      2,422,361   $      2,309,318   $      1,938,224   $        941,111
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%              0.90%              0.90%
Investment income ratio**                      0.42%              0.79%                --%              1.13%              0.50%
Total return***                       (3.93)%-(3.59)%       9.63%-9.25%     (0.87)%-(1.06)%             1.19%             17.60%

Fidelity Advisor International
Capital Appreciation
Units                                        84,306            113,758            133,232            170,867            108,986
Unit value                         $   13.25-$16.74   $   13.20-$16.71   $   11.99-$15.21   $   11.00-$13.98   $   10.38-$13.22
Net assets                         $      1,117,585   $      1,502,350   $      1,597,828   $      1,880,810   $      1,132,395
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.04%              0.39%              0.75%                --%                --%
Total return***                       (21.31)%-0.37%       10.12%-9.90%        9.01%-8.79%      5.97% - 5.75%      35.51%-35.31%

Fidelity Advisor Mid Cap
Units                                        53,299             55,809             53,951             48,452             32,256
Unit value                         $   13.11-$18.16   $   12.45-$17.28   $   11.45-$15.93   $   11.00-$15.34   $    9.87-$13.79
Net assets                         $        699,798   $        695,581   $        618,659   $        533,879   $        318,816
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                        --%                --%                --%                --%                --%
Total return***                          0.37%-5.31%        8.69%-8.48%        4.07%-3.86%      11.45%-11.24%      38.24%-38.04%

Fidelity Advisor Real
Estate(1)
Units                                        42,844             21,702                 --                 --                 --
Unit value                         $     7.65-$7.68   $           9.76   $             --   $             --   $             --
Net assets                         $        329,367   $        211,891   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%                --%                --%                --%
Investment income ratio**                      1.00%              0.55%                --%                --%                --%
Total return***                     (21.59)%-(21.31)%    (2.40)%-(2.37)%               --%                --%                --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007               2006               2005               2004               2003
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Value
Strategies
Units                                       132,672            136,404            137,747            135,180             78,490
Unit value                         $   11.66-$17.79   $   12.84-$17.63   $   11.54-$15.89   $   11.74-$16.19   $   10.68-$14.76
Net assets                         $      1,745,878   $      1,773,039   $      1,606,913   $      1,600,687   $        841,082
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                        --%                --%                --%                --%                --%
Total return***                          0.72%-1.08%      11.21%-10.82%     (1.70)%-(1.90)%     9.93% - 9.69%      53.89%-53.59%

Goldman Sachs Emerging
Markets Equity(1)
Units                                        56,963              3,196                 --                 --                 --
Unit value                         $   12.79-$12.84   $          10.45   $             --   $             --   $             --
Net assets                         $        731,779   $         33,413   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%                --%                --%                --%
Investment income ratio**                      0.44%                --%                --%                --%                --%
Total return***                        22.43%-22.87%        4.52%-4.49%                --%                --%                --%

Goldman Sachs Government
Income(1)
Units                                       297,469            216,198                 --                 --                 --
Unit value                         $   10.14-$10.18   $           9.91   $             --   $             --   $             --
Net assets                         $      3,025,384   $      2,142,921   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%                --%                --%                --%
Investment income ratio**                      3.52%              0.04%                --%                --%                --%
Total return***                          2.34%-2.70%     (0.93)%-(0.90)%               --%                --%                --%

Janus Adviser INTECH Risk-
Managed Core(1)
Units                                         8,781              4,686                 --                 --                 --
Unit value                         $   10.26-$10.30   $          10.08   $             --   $             --   $             --
Net assets                         $         90,424   $         47,245   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%                --%                --%                --%
Investment income ratio**                      0.97%              0.05%                --%                --%                --%
Total return***                          1.76%-2.12%        0.85%-0.82%                --%                --%                --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007               2006               2005               2004               2003
--------------------------------------------------------------------------------------------------------------------------------
Janus Adviser International
Growth(1)
Units                                       252,694             25,473                 --                 --                 --
Unit value                         $   12.42-$12.47   $          10.28   $             --   $             --   $             --
Net assets                         $      3,150,264   $        261,736   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%                --%                --%                --%
Investment income ratio**                      1.77%              0.86%                --%                --%                --%
Total return***                        20.86%-21.30%        2.77%-2.74%                --%                --%                --%

Jennison 20/20 Focus(1)
Units                                        77,179                759                 --                 --                 --
Unit value                         $   10.57-$10.61   $          10.03   $             --   $             --   $             --
Net assets                         $        819,135   $          7,614   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%                --%                --%                --%
Investment income ratio**                        --%                --%                --%                --%                --%
Total return***                          5.41%-5.79%        0.33%-0.30%                --%                --%                --%

Jennison Small Company(1)
Units                                        71,425            156,376                 --                 --                 --
Unit value                         $   10.39-$10.43   $           9.90   $             --   $             --   $             --
Net assets                         $        744,554   $      1,547,485   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%                --%                --%                --%
Investment income ratio**                      0.35%                --%                --%                --%                --%
Total return***                          5.04%-5.41%    (1.03)%-(1.01)%                --%                --%                --%

Lehman Brothers Core Bond
Units                                       387,759            384,644            361,985             86,211             42,688
Unit value                         $    9.76-$10.30   $    9.90-$10.31   $    9.86-$10.24   $   10.05-$10.42   $   10.06-$10.41
Net assets                         $      3,989,018   $      3,964,313   $      3,707,249   $        899,068   $        443,771
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      4.78%              4.84%              3.43%              2.32%              2.46%
Total return***                       (0.45)%-(0.10)%       0.64%-0.28%     (1.75)%-(1.95)%      0.10%-(0.10)%    (0.19)%-(0.30)%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007               2006             2005             2004             2003
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman
Partners(1)
Units                                        22,260              7,011               --               --               --
Unit value                         $   10.50-$10.54   $           9.99   $           --   $           --   $           --
Net assets                         $        234,674   $         70,082   $           --   $           --   $           --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%              --%              --%              --%
Investment income ratio**                      0.32%              0.41%              --%              --%              --%
Total return***                          5.12%-5.49%     (0.11)%-(0.08)%             --%              --%              --%

Neuberger Berman Socially
Responsive(3)
Units                                        24,019             12,316               --               --               --
Unit value                         $   10.78-$10.84   $   10.49-$10.51   $           --   $           --   $           --
Net assets                         $        260,421   $        129,411   $           --   $           --   $           --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%              --%              --%              --%
Investment income ratio**                      0.81%              0.23%              --%              --%              --%
Total return***                          2.82%-3.19%        5.07%-4.82%              --%              --%              --%

PIMCO Foreign Bond (U.S.
Dollar-Hedged)(1)
Units                                         6,696             45,796               --               --               --
Unit value                         $     9.79-$9.82   $           9.89   $           --   $           --   $           --
Net assets                         $         65,764   $        452,889   $           --   $           --   $           --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%              --%              --%              --%
Investment income ratio**                      2.18%              0.09%              --%              --%              --%
Total return***                       (1.06)%-(0.71)%    (1.10)%-(1.07)%             --%              --%              --%

PIMCO High Yield
Units                                       306,713            281,464          224,756          123,847           45,672
Unit value                         $   10.35-$13.32   $   10.46-$13.43   $ 11.86-$12.83   $ 11.84-$12.84   $ 11.30-$12.27
Net assets                         $      3,780,840   $      3,513,815   $    2,680,110   $    1,476,570   $      516,781
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%    0.90% - 1.10%    0.90% - 1.10%    0.90% - 1.10%
Investment income ratio**                      6.82%              7.26%            6.26%            7.05%            9.36%
Total return***                       (1.00)%-(0.65)%       4.87%-4.28%     0.18%-(0.02)%   4.78% - 4.65%    18.57%-18.32%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007               2006         2005           2004          2003
-----------------------------------------------------------------------------------------------------------------
Royce Opportunity(1)
Units                                        21,970              2,742           --             --            --
Unit value                         $     9.44-$9.47   $          10.08   $       --   $         --   $        --
Net assets                         $        208,138   $         27,635   $       --   $         --   $        --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%          --%            --%           --%
Investment income ratio**                      0.67%                 -%          --%            --%           --%
Total return***                       (6.32)%-(5.98)%       0.77%-0.74%          --%            --%           --%

Royce Value(1)
Units                                        67,691              1,428           --             --            --
Unit value                         $     9.84-$9.88   $           9.90   $       --   $         --   $        --
Net assets                         $        668,535   $         14,133   $       --   $         --   $        --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%          --%            --%           --%
Investment income ratio**                      2.69%              0.05%          --%            --%           --%
Total return***                       (0.57)%-(0.22)%    (1.05)%-(1.02)%         --%            --%           --%

RS Information Age(1)
Units                                        19,300                784           --             --            --
Unit value                         $   11.69-$11.74   $           9.98   $       --   $         --   $        --
Net assets                         $        226,545   $          7,831   $       --   $         --   $        --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%          --%            --%           --%
Investment income ratio**                         -%                --%          --%            --%           --%
Total return***                        17.13%-17.54%     (0.19)%-(0.16)%         --%            --%           --%

RS Value(1)
Units                                       148,615              6,274           --             --            --
Unit value                         $   10.06-$10.10   $          10.12   $       --   $         --   $        --
Net assets                         $      1,500,905   $         63,506   $       --   $         --   $        --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%          --%            --%           --%
Investment income ratio**                      0.23%              1.20%          --%            --%           --%
Total return***                       (0.58)%-(0.23)%       1.24%-1.21%          --%            --%           --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007               2006               2005               2004               2003
-------------------------------------------------------------------------------------------------------------------------------
Security Alpha Opportunity
Units                                        84,777                 --                 --                 --                 --
Unit value****                     $   11.23-$11.28   $     9.92-$9.93   $             --   $             --   $             --
Net assets                         $        956,061   $             --   $             --   $             --   $             --
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%                --%                --%                --%
Investment income ratio**                        --%                --%                --%                --%                --%
Total return***                        13.19%-13.59%                --%                --%                --%                --%

Security Capital Preservation
Units                                       710,308            779,048            799,126            690,123            573,700
Unit value                         $     9.34-$9.79   $    9.73-$10.16   $    9.89-$10.14   $   10.10-$10.34   $    9.92-$10.13
Net assets                         $      6,946,569   $      7,923,089   $      8,126,118   $      7,145,209   $      5,807,218
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      4.81%              4.51%              3.49%              5.74%              3.58%
Total return***                       (3.97)%-(3.63)%      0.11%-(0.25)%    (1.87)%-(2.07)%       2.07%-1.81%    (0.49)%-(0.60)%

Security Diversified Income
Units                                       210,704            237,824            182,037            161,588            124,661
Unit value                         $    9.45-$10.08   $    9.61-$10.24   $    9.66-$10.27   $    9.91-$10.52   $    9.99-$10.58
Net assets                         $      2,120,478   $      2,431,223   $      1,866,620   $      1,697,262   $      1,315,208
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      4.46%              4.82%              4.62%              4.67%              4.69%
Total return***                       (1.85)%-(1.50)%    (0.67)%-(0.32)%    (2.35)%-(2.54)%    (0.57)%-(0.80)%    (1.21)%-(1.38)%

Security Equity
Units                                        31,758             33,583             27,887             28,942             25,765
Unit value                         $    7.79-$11.06   $    8.54-$12.14   $    7.93-$11.30   $    7.94-$11.34   $    7.69-$11.00
Net assets                         $        249,753   $        288,646   $        222,386   $        230,693   $        198,382
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                        --%                --%              0.57%                --%              0.18%
Total return***                       (9.07)%-(8.75)%       7.73%-7.35%     (0.18)%-(0.38)%     3.25% - 3.09%      16.34%-16.03%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007               2006                 2005               2004              2003
-----------------------------------------------------------------------------------------------------------------------------------
Security Global
Units                                         571,984            514,643              355,023            230,964           149,826
Unit value                         $     13.21-$19.22   $   12.35-$18.01   $     11.01-$16.09   $   10.13-$14.83   $   8.93-$13.10
Net assets                         $        7,570,759   $      6,363,671   $        3,911,505   $      2,341,578   $     1,338,175
Ratio of expenses to net assets*         0.90% - 1.25%      0.90% - 1.25%        0.90% - 1.10%      0.90% - 1.10%     0.90% - 1.10%
Investment income ratio**                        0.19%                --%                  --%                --%               --%
Total return***                            6.57%-6.95%      12.15%-11.76%          8.75%-8.53%      13.44%-13.21%     36.13%-35.89%

Security Income
Opportunity(4)
Units                                         222,582            187,770               94,592             18,049                --
Unit value                         $      9.85-$10.02   $   10.24-$10.30   $     10.07-$10.10   $   10.03-$10.05   $            --
Net assets                         $        2,229,162   $      1,940,090   $          959,243   $        181,749   $            --
Ratio of expenses to net assets*         0.90% - 1.25%      0.90% - 1.25%        0.90% - 1.10%      0.90% - 1.10%               --%
Investment income ratio**                        6.25%              6.43%                3.34%              1.79%               --%
Total return***                         (3.05)%-(2.71)%       1.90%-1.54%          0.57%-0.36%      0.50% - 0.30%               --%

Security Large Cap Value
Units                                         198,414            205,144               69,201             40,084            28,792
Unit value                         $     10.88-$15.30   $   10.82-$15.24   $      9.31-$13.15   $    8.83-$12.49   $   8.34-$11.82
Net assets                         $        2,165,160   $      2,225,506   $          646,716   $        356,151   $       240,468
Ratio of expenses to net assets*         0.90% - 1.25%      0.90% - 1.25%        0.90% - 1.10%      0.90% - 1.10%             0.90%
Investment income ratio**                        0.50%              0.06%                0.71%                --%             0.26%
Total return***                            0.20%-0.56%      16.18%-15.78%          5.43%-5.22%      5.88% - 5.67%            22.29%

Security Mid Cap Growth
Units                                         159,013            169,906              159,934            131,909            87,204
Unit value                         $      8.88-$13.97   $   10.25-$16.16   $     10.19-$16.10       $9.90-$15.67   $   9.39-$14.90
Net assets                         $        1,423,075   $      1,753,099   $        1,640,890   $      1,314,350   $       819,843
Ratio of expenses to net assets*         0.90% - 1.25%      0.90% - 1.25%        0.90% - 1.10%      0.90% - 1.10%     0.90% - 1.10%
Investment income ratio**                          --%                --%                  --%                --%               --%
Total return***                       (13.66)%-(13.36)%       0.58%-0.23%          2.95%-2.74%      5.43% - 5.17%     50.00%-49.75%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                   2007               2006               2005              2004               2003
-----------------------------------------------------------------------------------------------------------------------------
Security Mid Cap Value
Units                                   1,285,632          1,278,316          1,125,649           827,369            420,428
Unit value                       $   12.30-$21.85     $ 17.71-$22.55     $ 16.02-$20.44    $ 14.39-$18.40     $ 11.80-$15.11
Net assets                       $     22,163,582     $   22,683,545     $   18,051,281    $   11,912,424     $    4,963,972
Ratio of expenses to net
   assets*                           0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%     0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                    0.36%              0.64%                 -%                -%                 -%
Total return***                     (3.25)%-(2.91)%     10.56%-10.17%      11.32%-11.09%     21.95%-21.77%      46.04%-45.71%

Security Select 25(3)
Units                                      77,555             76,735                 --                --                 --
Unit value                       $     8.83-$8.88     $   9.85-$9.87     $           --    $           --     $           --
Net assets                       $        688,468     $      757,018     $           --    $           --     $           --
Ratio of expenses to net
   assets*                           0.90% - 1.25%      0.90% - 1.25%                --%               --%                --%
Investment income ratio**                      --%                --%                --%               --%                --%
Total return***                   (10.34)%-(10.02)%    (1.57)%-(1.33)%               --%               --%                --%

Security Small Cap Growth
Units                                      45,894             50,501             46,951            38,715             28,558
Unit value                       $   10.49-$16.76     $ 10.41-$16.67     $ 10.36-$16.61    $ 10.09-$16.22     $  9.03-$14.55
Net assets                       $        485,455     $      529,760     $      491,069    $      394,071     $      258,479
Ratio of expenses to net
   assets*                           0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%     0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      --%                --%                --%               --%                --%
Total return***                        0.41%-0.77%        0.56%-0.21%        2.64%-2.43%     11.74%-11.48%      49.01%-48.93%

T. Rowe Price Capital
Appreciation(1)
Units                                     168,155             30,427                 --                --                 --
Unit value                       $   10.08-$10.11     $        10.09     $           --    $           --     $           --
Net assets                       $      1,701,125     $      306,867     $           --    $           --     $           --
Ratio of expenses to net
   assets*                           0.90% - 1.25%      0.90% - 1.25%                --%               --%                --%
Investment income ratio**                    9.00%              1.94%                --%               --%                --%
Total return***                      (0.07)%-0.28%        0.86%-0.83%                --%               --%                --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                   2007               2006               2005              2004               2003
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth
Stock(1)
Units                                     230,647            179,765                 --                --                 --
Unit value                       $   10.64-$10.68     $        10.11     $           --    $           --     $           --
Net assets                       $      2,462,671     $    1,817,887     $           --    $           --     $           --
Ratio of expenses to net
   assets*                           0.90% - 1.25%      0.90% - 1.25%                --%               --%                --%
Investment income ratio**                    0.18%              0.03%                --%               --%                --%
Total return***                        5.25%-5.63%        1.10%-1.08%                --%               --%                --%

Van Kampen Aggressive Growth
Units                                      28,161             36,853             35,167            32,585             21,445
Unit value                       $    8.80-$16.55     $  7.77-$14.65     $  7.71-$14.56    $  7.23-$13.67     $  6.53-$12.38
Net assets                       $        250,527     $      288,217     $      272,490    $      236,425     $      140,593
Ratio of expenses to net
   assets*                           0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%     0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      --%                --%                --%               --%                --%
Total return***                      12.83%-13.24%       0.83%-(1.27)%       6.68%-6.47%     10.72%-10.42%      33.81%-33.55%

Van Kampen Comstock
Units                                     992,755            992,523            941,902           647,442            303,829
Unit value                       $   10.43-$14.95     $ 11.06-$15.89     $  9.90-$14.26    $  9.88-$14.26     $  8.74-$12.63
Net assets                       $     10,406,704     $   11,017,902     $    9,345,558    $    6,402,289     $    2,655,819
Ratio of expenses to net
   assets*                           0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%     0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                    1.94%              2.08%              1.81%             1.25%              1.18%
Total return***                     (6.00)%-(5.67)%     11.63%-11.24%        0.21%-0.01%     13.04%-12.91%      25.94%-25.67%

Van Kampen Equity and Income
Units                                     826,748            785,519            517,091           212,776            112,796
Unit value                       $   11.27-$13.89     $ 11.39-$14.01     $ 11.12-$12.97    $ 10.72-$12.54     $  9.98-$11.69
Net assets                       $      9,939,487     $    9,469,883     $    5,757,350    $    2,282,400     $    1,127,466
Ratio of expenses to net
   assets*                           0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%     0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                    2.29%              2.43%              1.90%             2.35%              2.17%
Total return***                     (1.06)%-(0.71)%       8.23%-6.67%        3.69%-3.49%     7.41% - 7.27%      17.55%-17.25%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                   2007               2006               2005              2004               2003
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Growth
Units                                     107,935             69,455             49,558            34,342             31,130
Unit value                       $    9.10-$16.37     $         7.42     $  7.14-$12.90    $         6.66     $         6.10
Net assets                       $        982,449     $      515,249     $      353,996    $      228,609     $      189,670
Ratio of expenses to net
   assets*                           0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%             0.90%              0.90%
Investment income ratio**                      --%                --%                --%               --%                --%
Total return***                      22.27%-22.70%        3.84%-3.48%        7.26%-7.05%             9.18%             22.49%

Wells Fargo Advantage
Growth and Income
Units                                      21,718             20,206             18,808            15,808             12,942
Unit value                       $    8.44-$12.23     $         8.57     $  7.71-$11.22    $         8.15     $         7.79
Net assets                       $        183,316     $      173,143     $      144,973    $      128,875     $      100,789
Ratio of expenses to net
   assets*                           0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%             0.90%              0.90%
Investment income ratio**                    0.72%              0.50%              0.53%             0.47%              0.27%
Total return***                     (1.85)%-(1.50)%     11.17%-10.78%     (5.45)%-(5.64)%            4.62%             19.66%

Wells Fargo Advantage
Opportunity
Units                                      44,476             42,431             39,196            37,606             28,498
Unit value                       $   10.60-$16.08     $        10.50     $  9.76-$14.86    $  9.74-$14.45     $  8.39-$12.82
Net assets                       $        471,554     $      445,380     $      384,297    $      357,555     $      238,989
Ratio of expenses to net
   assets*                           0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%     0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                    1.34%              0.16%                --%               --%                --%
Total return***                        0.65%-1.01%        7.56%-7.18%        3.08%-2.88%     12.87%-12.71%             32.13%

Wells Fargo Advantage Small
Cap Value
Units                                     529,687            455,207            331,331           251,352            157,907
Unit value                       $   13.01-$21.12     $ 17.21-$19.96     $ 15.85-$18.42    $ 14.35-$16.71     $ 12.45-$14.52
Net assets                       $      9,674,588     $    7,841,963     $    5,255,242    $    3,608,561     $    1,965,792
Ratio of expenses to net
   assets*                           0.90% - 1.25%      0.90% - 1.25%      0.90% - 1.10%     0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                    0.02%                --%                --%               --%                --%
Total return***                        5.64%-6.02%        8.61%-8.23%      10.44%-10.22%     15.26%-15.08%      42.78%-42.49%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges for period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**** Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1) For the period from December 1, 2006 (inception date) to December 31, 2006.

(2) For the period from March 24, 2006 (inception date) to December 31, 2006.

(3) For the period from April 27, 2006 (inception date) to December 31, 2006.

(4) For the period from April 1, 2004 (inception date) to December 31, 2004.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
Security Benefit Advisor Variable Annuity
Year Ended December 31, 2007 With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2007

                                    Contents

Report of Independent Registered Public Accounting Firm .................      1

Audited Financial Statements

Statements of Net Assets ................................................      3
Statements of Operations ................................................     18
Statements of Changes in Net Assets .....................................     33
Notes to Financial Statements ...........................................     51

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM Technology, American Century Equity Income, American Century
Heritage, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic
Allocation: Conservative, American Century Strategic Allocation: Moderate, American Century Ultra, Aston/ Optimum Mid Cap, Baron Asset, Calamos Growth and Income, Calamos High Yield, Dreyfus Appreciation, Dreyfus General Money Market, Dreyfus Midcap Value, Dreyfus Premier Strategic Value, Dreyfus Small-Cap Core Equity, Federated Bond, Fidelity Advisor Dividend Growth, Fidelity Advisor International Capital Appreciation, Fidelity Advisor Mid Cap, Fidelity Advisor Real Estate, Fidelity Advisor Value Strategies, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners, Neuberger Berman Socially Responsive, Northern Institutional Balanced, Northern Large Cap Value, Northern Select Equity, PIMCO All Asset, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Real Return, PIMCO Total Return, Royce Opportunity, Royce Value, RS Information Age, RS Partners, RS Value, Rydex Sector Rotation, Security Alpha Opportunity, Security Capital Preservation, Security Diversified Income, Security Equity, Security Global, Security High Yield, Security Income Opportunity, Security Large Cap Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security Small Cap Growth, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock, Van Kampen Aggressive Growth, Van Kampen Comstock, Van Kampen Equity and Income, Wells Fargo Advantage Growth, Wells Fargo Advantage Growth and Income, Wells Fargo Advantage Opportunity, and Wells Fargo Advantage Small Cap Value Subaccounts, which are available for investment by contract owners of the Security Benefit Advisor Variable Annuity, as of December 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the Security Benefit Advisor Variable Annuity at December 31, 2007, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

March 31, 2008

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                            Statements of Net Assets

                                December 31, 2007

                                                            AIM           AIM          AIM
                                   AIM Basic     AIM      Large Cap   Mid Cap Core   Small Cap
                                     Value     Dynamics    Growth        Equity        Growth
                                   -----------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 356,325   $150,346   $ 642,978   $    742,364   $ 648,370
                                   -----------------------------------------------------------
Total assets                         356,325    150,346     642,978        742,364     648,370
                                   -----------------------------------------------------------
Net assets                         $ 356,325   $150,346   $ 642,978   $    742,364   $ 648,370
                                   ===========================================================

Units outstanding                     35,213     16,305      78,970         58,907      60,162

Unit value                         $   10.12   $   9.22   $    8.15   $      12.60   $   10.78

Mutual funds, at cost              $ 371,042   $129,474   $ 506,663   $    811,954   $ 619,264
Mutual fund shares                    11,312      6,304      48,453         31,416      22,358

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                American
                                                   American       American      Century
                                       AIM      Century Equity    Century    International      American
                                   Technology       Income        Heritage       Growth      Century Select
                                   ------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $  446,587   $    1,451,109   $ 544,817   $   1,454,392   $      503,478
                                   ------------------------------------------------------------------------
Total assets                          446,587        1,451,109     544,817       1,454,392          503,478
                                   ------------------------------------------------------------------------
Net assets                         $  446,587   $    1,451,109   $ 544,817   $   1,454,392   $      503,478
                                   ========================================================================

Units outstanding                      86,262          108,071      36,446         118,433           60,269

Unit value                         $     5.18   $        13.43   $   14.95   $       12.28   $         8.35

Mutual funds, at cost              $  386,995   $    1,543,862   $ 435,278   $   1,177,865   $      426,521
Mutual fund shares                     14,467          186,040      25,388         105,314           12,349

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                        American       American      American
                                         Century        Century       Century
                                        Strategic      Strategic     Strategic
                                       Allocation:    Allocation:   Allocation:      American      Aston/Opti-
                                       Aggressive    Conservative    Moderate     Century Ultra    mum Mid Cap
                                       -----------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $  380,875    $   130,970    $   4,268     $   202,207      $   560,806
                                       -----------------------------------------------------------------------
Total assets                              380,875        130,970        4,268         202,207          560,806
                                       -----------------------------------------------------------------------
Net assets                             $  380,875    $   130,970    $   4,268     $   202,207      $   560,806
                                       =======================================================================
Units outstanding                          34,208         12,667          397          16,290           50,601

Unit value                             $    11.13    $     10.34    $   10.75     $     12.41      $     11.08

Mutual funds, at cost                  $  414,877    $   132,180    $   4,676     $   226,828      $   563,495
Mutual fund shares                         46,279         23,556          623           8,321           19,795

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                        Calamos                                      Dreyfus
                                          Baron       Growth and      Calamos        Dreyfus      General Money
                                          Asset         Income      High Yield     Appreciation      Market
                                       ------------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $  145,745     $   33,347    $   28,143     $ 2,588,291    $  1,171,785
                                       -----------------------------------------------------------------------
Total assets                              145,745         33,347        28,143       2,588,291       1,171,785
                                       -----------------------------------------------------------------------
Net assets                             $  145,745     $   33,347    $   28,143     $ 2,588,291    $  1,171,785
                                       =======================================================================
Units outstanding                          13,714          3,162         2,802         266,314         131,797

Unit value                             $    10.63     $    10.54    $    10.04     $      9.71    $       8.89

Mutual funds, at cost                  $  147,613     $   34,583    $   29,917     $ 2,262,920    $  1,171,785
Mutual fund shares                          2,285          1,059         2,770          57,904       1,171,785

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                                     Fidelity
                                                         Dreyfus          Dryden                     Advisor
                                         Dreyfus         Premier        Small-Cap     Federated      Dividend
                                      MidCap Value   Strategic Value   Core Equity       Bond         Growth
                                      -----------------------------------------------------------------------
Assets:
   Mutual funds, at market value      $  443,033     $   1,453,077     $     423      $  113,716    $ 425,267
                                      -----------------------------------------------------------------------
Total assets                             443,033         1,453,077           423         113,716      425,267
                                      -----------------------------------------------------------------------
Net assets                            $  443,033     $   1,453,077     $     423      $  113,716    $ 425,267
                                      =======================================================================
Units outstanding                         38,170           110,401            45          11,358       47,645

Unit value                            $    11.60     $       13.16     $    9.34      $    10.01    $    8.93

Mutual funds, at cost                 $  490,062     $   1,449,927     $     451      $  114,061    $ 408,494
Mutual fund shares                        15,705            45,608            22          12,922       34,049

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                      Fidelity
                                      Advisor
                                   International     Fidelity      Fidelity        Fidelity      Goldman Sachs
                                      Capital      Advisor Mid   Advisor Real   Advisor Value      Emerging
                                    Appreciation       Cap          Estate        Strategies    Markets Equity
                                   ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $   363,969     $  331,124    $   508,737    $    753,506    $      111,920
                                   ---------------------------------------------------------------------------
Total assets                           363,969        331,124        508,737         753,506           111,920
                                   ---------------------------------------------------------------------------
Net assets                         $   363,969     $  331,124    $   508,737    $    753,506    $      111,920
                                   ===========================================================================

Units outstanding                       27,460         25,261         29,403          58,078             8,712

Unit value                         $     13.25     $    13.11    $     17.31    $      12.97    $        12.84

Mutual funds, at cost              $   384,956     $  334,934    $   585,431    $    869,192    $      128,072
Mutual fund shares                      28,215         14,019         30,536          28,105             4,392

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                   Goldman Sachs   Janus Adviser   Janus Adviser
                                     Government    INTECH Risk-    International    Jennison       Jennison
                                       Income      Managed Core        Growth      20/20 Focus   Small Company
                                   ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $    329,164    $     14,755    $  1,183,617    $   82,414    $      76,650
                                   ---------------------------------------------------------------------------
Total assets                            329,164          14,755       1,183,617        82,414           76,650
                                   ---------------------------------------------------------------------------
Net assets                         $    329,164    $     14,755    $  1,183,617    $   82,414    $      76,650
                                   ===========================================================================

Units outstanding                        32,340           1,433          94,946         7,764            7,345

Unit value                         $      10.18    $      10.30    $      12.47    $    10.61    $       10.43

Mutual funds, at cost              $    320,567    $     14,768    $  1,099,848    $   87,103    $      75,773
Mutual fund shares                       21,974           1,000          18,373         5,269            3,634

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                   Neuberger
                                     Neuberger       Berman        Northern        Northern
                                      Berman        Socially    Institutional     Large Cap       Northern
                                     Partners      Responsive      Balanced         Value      Select Equity
                                   -------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $   16,311    $    42,201    $    107,397    $   217,473    $      79,640
                                   -------------------------------------------------------------------------
Total assets                           16,311         42,201         107,397        217,473           79,640
                                   -------------------------------------------------------------------------
Net assets                         $   16,311    $    42,201    $    107,397    $   217,473    $      79,640
                                   =========================================================================

Units outstanding                       1,547          3,893           9,456         16,579            6,157

Unit value                         $    10.54    $     10.84    $      11.36    $     13.12    $       12.93

Mutual funds, at cost              $   16,289    $    40,667    $    123,473    $   255,503    $      66,579
Mutual fund shares                        743          2,294          10,267         19,365            3,244

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                     PIMCO
                                                 Foreign Bond
                                      PIMCO      (U.S. Dollar-       PIMCO           PIMCO          Royce
                                    All Asset       Hedged)       Real Return     Total Return   Opportunity
                                   -------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $    3,413    $     39,578    $  1,471,181     $   959,586    $    56,825
                                   -------------------------------------------------------------------------
Total assets                            3,413          39,578       1,471,181         959,586         56,825
                                   -------------------------------------------------------------------------
Net assets                         $    3,413    $     39,578    $  1,471,181     $   959,586    $    56,825
                                   =========================================================================

Units outstanding                         335           4,030         142,940          96,431          5,997

Unit value                         $    10.17    $       9.82    $      10.29     $      9.95    $      9.47

Mutual funds, at cost              $    3,550    $     39,292    $  1,484,771     $   933,441    $    69,749
Mutual fund shares                        270           3,873         134,232          89,765          5,262

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                             RS
                                                               Royce     Information       RS             RS            Rydex
                                                               Value         Age         Partners        Value     Sector Rotation
                                                            -----------------------------------------------------------------------
Assets:
   Mutual funds, at market value                            $  121,642   $   11,223    $  1,422,920   $   68,250   $     1,053,000
                                                            -----------------------------------------------------------------------
Total assets                                                   121,642       11,223       1,422,920       68,250         1,053,000
                                                            -----------------------------------------------------------------------
Net assets                                                  $  121,642   $   11,223    $  1,422,920   $   68,250   $     1,053,000
                                                            =======================================================================

Units outstanding                                               12,314          956          82,691        6,756            62,937

Unit value                                                  $     9.88   $    11.74    $      17.21   $    10.10   $         16.73

Mutual funds, at cost                                       $  141,835   $   11,735    $  1,578,678   $   75,722   $       874,084
Mutual fund shares                                              11,433          640          46,184        2,598            66,393

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                           Security      Security      Security
                                                            Alpha        Capital      Diversified     Security      Security
                                                         Opportunity   Preservation     Income         Equity        Global
                                                         ---------------------------------------------------------------------
Assets:
   Mutual funds, at market value                         $   610,791   $ 1,009,972    $  264,777    $   63,546     $ 2,157,176
                                                         ---------------------------------------------------------------------
Total assets                                                 610,791     1,009,972       264,777        63,546       2,157,176
                                                         ---------------------------------------------------------------------
Net assets                                               $   610,791   $ 1,009,972    $  264,777    $   63,546     $ 2,157,176
                                                         =====================================================================

Units outstanding                                             38,594       103,167        26,267         8,153         163,241

Unit value                                               $     15.83   $      9.79    $    10.08    $     7.79     $     13.21

Mutual funds, at cost                                    $   679,653   $ 1,062,508    $  275,738    $   76,024     $ 2,414,921
Mutual fund shares                                            54,730       108,366        58,970        11,945         155,416

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                        Security      Security     Security     Security
                                                          Security       Income      Large Cap      Mid Cap      Mid Cap
                                                         High Yield   Opportunity      Value        Growth       Value
                                                         -----------------------------------------------------------------
Assets:
   Mutual funds, at market value                         $ 462,828    $  244,083    $ 425,685    $  548,896    $ 3,021,013
                                                         -----------------------------------------------------------------
Total assets                                               462,828       244,083      425,685       548,896      3,021,013
                                                         -----------------------------------------------------------------
Net assets                                               $ 462,828    $  244,083    $ 425,685    $  548,896    $ 3,021,013
                                                         =================================================================

Units outstanding                                           40,194        24,369       39,124        61,791        175,670

Unit value                                               $   11.52    $    10.02    $   10.88    $     8.88    $     17.20

Mutual funds, at cost                                    $ 477,431    $  257,287    $ 401,747    $  745,116    $ 3,162,333
Mutual fund shares                                          38,124        25,505       51,164        68,017         97,014

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                       Security        T. Rowe        T. Rowe     Van Kampen
                                                         Security      Small Cap    Price Capital   Price Growth  Aggressive
                                                         Select 25      Growth       Appreciation      Stock        Growth
                                                        --------------------------------------------------------------------
Assets:
   Mutual funds, at market value                        $  189,821    $  190,054    $    84,517     $  601,682    $  123,687
                                                        --------------------------------------------------------------------
Total assets                                               189,821       190,054         84,517        601,682       123,687
                                                        --------------------------------------------------------------------
Net assets                                              $  189,821    $  190,054    $    84,517     $  601,682    $  123,687
                                                        ====================================================================

Units outstanding                                           21,383        18,114          8,335         56,336        14,044

Unit value                                              $     8.88    $    10.49    $     10.11     $    10.68    $     8.80

Mutual funds, at cost                                   $  207,959    $  182,132    $    92,872     $  583,065    $   93,862
Mutual fund shares                                          21,449        11,696          4,264         18,118         6,366

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                           Wells Fargo
                                                Van Kampen   Wells Fargo    Advantage    Wells Fargo
                                   Van Kampen   Equity and    Advantage     Growth and    Advantage
                                    Comstock      Income        Growth        Income     Opportunity
                                   ------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $2,879,348   $2,066,269   $   211,471   $    60,129   $    80,060
                                   ------------------------------------------------------------------
Total assets                        2,879,348    2,066,269       211,471        60,129        80,060
                                   ------------------------------------------------------------------
Net assets                         $2,879,348   $2,066,269   $   211,471   $    60,129   $    80,060
                                   ==================================================================

Units outstanding                     276,143      172,895        23,223         7,123         7,552

Unit value                         $    10.43   $    11.95   $      9.10   $      8.44   $     10.60

Mutual funds, at cost              $2,845,963   $2,037,326   $   173,980   $    51,195   $    89,718
Mutual fund shares                    164,722      233,741         7,320         2,479         2,241

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                   Wells Fargo
                                     Advantage
                                     Small Cap
                                       Value
                                   ------------
Assets:
   Mutual funds, at market value   $  1,357,703
                                   ------------
Total assets                          1,357,703
                                   ------------
Net assets                         $  1,357,703
                                   ============

Units outstanding                        74,412

Unit value                         $      18.25

Mutual funds, at cost              $  1,288,055
Mutual fund shares                       46,801

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2007

                                                                                      AIM           AIM          AIM
                                                             AIM          AIM      Large Cap   Mid Cap Core   Small Cap
                                                         Basic Value    Dynamics     Growth       Equity        Growth
                                                         ---------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                $       236   $      --   $      --   $   9,122      $      --
   Expenses:
     Administrative fee                                       (1,204)       (277)     (1,682)     (1,792)        (1,529)
     Mortality and expense risk fee                           (2,685)       (969)     (4,626)     (5,992)        (4,904)
                                                         ---------------------------------------------------------------
Net investment income (loss)                                  (3,653)     (1,246)     (6,308)      1,338         (6,433)
Net realized and unrealized capital gain (loss) on
   investments:
     Capital gains distributions                              52,126          --          --     119,670         69,515
     Realized capital gain (loss) on sales of fund
       shares                                                  5,878       5,217      13,877      19,440         16,996
     Change in unrealized appreciation/depreciation on
       investments during the year                           (54,687)      5,291      74,995     (65,423)       (17,825)
                                                         ---------------------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                                 3,317      10,508      88,872      73,687         68,686
                                                         ---------------------------------------------------------------
Net increase (decrease) in net assets from operations    $      (336)  $   9,262   $  82,564   $  75,025      $  62,253
                                                         ===============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                                      American
                                                                         American       American      Century
                                                            AIM       Century Equity    Century    International      American
                                                         Technology       Income        Heritage       Growth      Century Select
                                                         -------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                $       --   $       31,769   $      --   $       4,885   $           --
   Expenses:
     Administrative fee                                        (989)          (3,990)       (839)         (3,219)          (1,383)
     Mortality and expense risk fee                          (3,164)         (10,384)     (2,681)        (10,007)          (4,240)
                                                         -------------------------------------------------------------------------
Net investment income (loss)                                 (4,153)          17,395      (3,520)         (8,341)          (5,623)

Net realized and unrealized capital gain
     (loss) on investments:
     Capital gains distributions                                 --          121,024      25,173          73,510           37,600
     Realized capital gain (loss) on sales
       of fund shares                                        13,133           13,093      19,278         118,360           72,366
     Change in unrealized
       appreciation/depreciation on
       investments during the year                           13,976         (153,177)     88,590           3,777              729
                                                         -------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                                     27,109          (19,060)    133,041         195,647          110,695
                                                         -------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                            $   22,956   $       (1,665)  $ 129,521   $     187,306   $      105,072
                                                         =========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                           American          American        American
                                            Century          Century          Century
                                           Strategic        Strategic        Strategic
                                          Allocation:      Allocation:      Allocation:        American      Aston/Opti-
                                          Aggressive       Conservative       Moderate      Century Ultra    mum Mid Cap
                                          -------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $    3,897       $     127        $      362      $        --      $   40,264
   Expenses:
      Administrative fee                        (384)            (16)              (24)            (728)           (686)
      Mortality and expense risk fee          (1,055)            (80)             (118)          (1,439)         (3,369)
                                          ------------------------------------------------------------------------------
Net investment income (loss)                   2,458              31               220           (2,167)         36,209

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions             40,982           1,134               394           49,628              --
      Realized capital gain (loss) on
         sales of fund shares                   (234)          6,193             4,660            1,221             760
      Change in unrealized
         appreciation/depreciation on
         investments during the year         (33,940)         (1,210)             (408)         (13,264)         (2,689)
                                          ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  6,808           6,117             4,646           37,585          (1,929)
                                          ------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                 $    9,266       $   6,148        $    4,866      $    35,418      $   34,280
                                          ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                             Calamos                                           Dreyfus
                                             Baron         Growth and          Calamos         Dreyfus      General Money
                                             Asset           Income          High Yield     Appreciation       Market
                                          -------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $      --       $      993        $    1,976     $    35,316       $  35,124
   Expenses:
      Administrative fee                        (129)            (140)              (54)         (5,240)         (1,915)
      Mortality and expense risk fee            (429)            (504)             (171)        (18,299)         (6,277)
                                          -------------------------------------------------------------------------------
Net investment income (loss)                    (558)             349             1,751          11,777          26,932

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions              3,275            2,395               462          71,942              --
      Realized capital gain (loss) on
         sales of fund shares                    197            5,230                32          34,148              --
      Change in unrealized
         appreciation/depreciation on
         investments during the year          (1,851)            (625)           (1,774)         14,576              --
                                          -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  1,621            7,000            (1,280)        120,666              --
                                          -------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                  $   1,063       $    7,349        $      471     $   132,443       $  26,932
                                          ===============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                                              Fidelity
                                                             Dreyfus           Dryden                          Advisor
                                            Dreyfus          Premier       Small-Cap Core     Federated       Dividend
                                          MidCap Value   Strategic Value       Equity           Bond           Growth
                                          ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $      680     $    12,019       $        --        $   6,799       $   1,990
   Expenses:
      Administrative fee                      (1,139)         (2,855)               --             (273)         (1,114)
      Mortality and expense risk fee          (3,004)         (9,742)               (1)            (960)         (3,288)
                                          ------------------------------------------------------------------------------
Net investment income (loss)                  (3,463)           (578)               (1)           5,566          (2,412)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions             74,130          80,711                --               --          28,286
      Realized capital gain (loss) on
         sales of fund shares                  1,428          11,604                --           (1,524)         10,709
      Change in unrealized
         appreciation/depreciation on
         investments during the year         (57,648)        (54,924)              (28)            (255)        (39,623)
                                          ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 17,910          37,391               (28)          (1,779)           (628)
                                          ------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                 $   14,447     $    36,813       $       (29)       $   3,787       $  (3,040)
                                          ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                          Fidelity Advisor
                                            International                                                             Goldman Sachs
                                               Capital       Fidelity Advisor   Fidelity Advisor   Fidelity Advisor      Emerging
                                            Appreciation         Mid Cap          Real Estate      Value Strategies   Markets Equity
                                          ------------------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                    $     175          $      --          $   3,388          $      --         $      248
   Expenses:
      Administrative fee                          (918)              (689)            (2,297)            (2,528)               (67)
      Mortality and expense risk fee            (3,403)            (2,419)            (4,990)            (6,094)              (240)
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                    (4,146)            (3,108)            (3,899)            (8,622)               (59)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions               85,017             44,590             30,734            120,014             13,811
      Realized capital gain (loss) on
         sales of fund shares                   85,043              9,341             42,554              2,139             (2,387)
      Change in unrealized
         appreciation/depreciation on
         investments during the year          (135,419)           (27,847)          (199,465)           (90,804)           (16,507)
                                          ------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   34,641             26,084           (126,177)            31,349             (5,083)
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                    $  30,495          $  22,976          $(130,076)         $  22,727         $   (5,142)
                                          ==========================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                          Goldman Sachs   Janus Adviser   Janus Adviser                       Jennison
                                            Government    INTECH Risk-    International      Jennison           Small
                                             Income       Managed Core        Growth        20/20 Focus        Company
                                          --------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $     9,790     $       145     $    11,787     $         --     $         314
   Expenses:
     Administrative fee                          (620)            (30)         (1,311)             (71)             (460)
     Mortality and expense risk fee            (1,866)            (94)         (5,957)            (219)           (1,230)
                                          --------------------------------------------------------------------------------
Net investment income (loss)                    7,304              21           4,519             (290)           (1,376)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   --             552          57,207            4,171             6,545
     Realized capital gain (loss) on
       sales of fund shares                     2,397              28          17,907              119             4,344
     Change in unrealized
       appreciation/depreciation on
       investments during the year              8,813              (1)         83,734           (4,689)            2,063
                                          --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  11,210             579         158,848             (399)           12,952
                                          --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                        $    18,514     $       600     $   163,367     $       (689)    $      11,576
                                          ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                            Neuberger
                                            Neuberger         Berman         Northern
                                              Berman         Socially     Institutional   Northern Large   Northern Select
                                             Partners       Responsive       Balanced        Cap Value          Equity
                                          --------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $       34      $       215     $     2,722     $      6,686     $         280
   Expenses:
     Administrative fee                          (32)             (80)           (432)            (591)             (255)
     Mortality and expense risk fee             (117)            (275)           (760)          (1,833)             (454)
                                          --------------------------------------------------------------------------------
Net investment income (loss)                    (115)            (140)          1,530            4,262              (429)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 570            1,302          17,172           24,374                --
     Realized capital gain (loss) on
       sales of fund shares                    1,224              918             498              637               450
     Change in unrealized
       appreciation/depreciation on
       investments during the year                22             (175)        (16,896)         (40,372)            9,186
                                          --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  1,816            2,045             774          (15,361)            9,636
                                          --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                        $    1,701      $     1,905     $     2,304     $    (11,099)    $       9,207
                                          ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                              PIMCO
                                                          Foreign Bond
                                              PIMCO       (U.S. Dollar-       PIMCO           PIMCO             Royce
                                            All Asset        Hedged)       Real Return     Total Return      Opportunity
                                          --------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $      137      $       598     $    58,766     $     36,548     $        182
   Expenses:
     Administrative fee                           (1)             (56)         (3,078)          (2,209)             (49)
     Mortality and expense risk fee               (4)            (168)        (10,948)          (6,242)            (231)
                                          --------------------------------------------------------------------------------
Net investment income (loss)                     132              374          44,740           28,097              (98)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  --               --          48,445            6,051            6,669
     Realized capital gain (loss) on
       sales of fund shares                       --             (453)        (15,802)              26             (688)
     Change in unrealized
       appreciation/depreciation on
       investments during the year              (137)             328          50,740           31,017          (12,993)
                                          --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   (137)            (125)         83,383           37,094           (7,012)
                                          --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                        $       (5)     $       249     $   128,123     $     65,191     $     (7,110)
                                          ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                         RS
                                          Royce     Information       RS           RS          Rydex
                                          Value         Age        Partners      Value     Sector Rotation
                                        -------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $   1,647   $      --     $    4,900   $     231     $         --
   Expenses:
     Administrative fee                      (109)        (12)        (5,126)        (83)          (1,864)
     Mortality and expense risk fee          (459)        (59)       (11,242)       (206)          (6,727)
                                        -------------------------------------------------------------------
Net investment income (loss)                1,079         (71)       (11,468)        (58)          (8,591)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions            7,251         375        115,068       4,299           54,598
     Realized capital gain (loss) on
       sales of fund shares                  (168)        811         16,465         (13)          23,539
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (20,193)       (512)      (188,911)     (7,410)          96,197
                                        -------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments             (13,110)        674        (57,378)     (3,124)         174,334
                                        -------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $ (12,031)  $     603     $  (68,846)  $  (3,182)    $    165,743
                                        ===================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                          Security      Security       Security
                                           Alpha        Capital      Diversified    Security    Security
                                        Opportunity   Preservation      Income       Equity      Global
                                        ------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $        --   $   48,628     $   12,803    $      --   $    3,728
   Expenses:
     Administrative fee                      (1,223)      (2,361)          (782)        (198)      (4,332)
     Mortality and expense risk fee          (3,445)      (7,955)        (2,127)        (475)     (15,711)
                                        ------------------------------------------------------------------
Net investment income (loss)                 (4,668)      38,312          9,894         (673)     (16,315)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions            119,237           --             --        9,773      696,532
     Realized capital gain (loss) on
       sales of fund shares                   2,288      (10,223)        (3,304)         400       90,650
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (56,122)     (35,237)        (2,692)     (13,303)    (576,457)
                                        ------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                65,403      (45,460)        (5,996)      (3,130)     210,725
                                        ------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $    60,735   $   (7,148)    $    3,898    $  (3,803)  $  194,410
                                        ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                      Security      Security    Security
                                         Security      Income      Large Cap     Mid Cap       Security
                                        High Yield   Opportunity     Value       Growth     Mid Cap Value
                                        ------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $   27,638   $    15,856   $   2,146   $       --     $   10,781
   Expenses:
     Administrative fee                     (1,217)         (690)     (1,240)      (2,134)        (7,502)
     Mortality and expense risk fee         (3,113)       (1,949)     (3,711)      (4,442)       (23,301)
                                        ------------------------------------------------------------------
Net investment income (loss)                23,308        13,217      (2,805)      (6,576)       (20,022)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                --            --      16,093      114,425        594,477
     Realized capital gain (loss) on
       sales of fund shares                   (113)       (1,196)     47,791       (6,222)        72,705
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (22,603)      (11,686)    (52,831)    (168,145)     ( 660,763)
                                        ------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              (22,716)      (12,882)     11,053      (59,942)         6,419
                                        ------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $      592   $       335   $   8,248   $  (66,518)    $  (13,603)
                                        ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                     Security   T. Rowe Price                   Van Kampen
                                        Security    Small Cap      Capital      T. Rowe Price   Aggressive
                                        Select 25     Growth     Appreciation    Growth Stock     Growth
                                        ------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $      --   $      --     $   6,581       $    760      $      --
   Expenses:
     Administrative fee                      (694)       (665)         (215)        (1,090)          (318)
     Mortality and expense risk fee        (1,507)     (1,438)         (617)        (4,149)          (869)
                                        ------------------------------------------------------------------
Net investment income (loss)               (2,201)     (2,103)        5,749         (4,479)        (1,187)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions           16,809      14,099        15,681         19,188             --
     Realized capital gain (loss) on
       sales of fund shares                 1,913       6,522       (21,398)         5,246          5,875
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (31,544)    (12,427)       (8,081)        19,763         12,097
                                        ------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments             (12,822)      8,194       (13,798)        44,197         17,972
                                        ------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $ (15,023)  $   6,091     $  (8,049)      $ 39,718      $  16,785
                                        ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                Wells Fargo
                                                     Van Kampen   Wells Fargo    Advantage    Wells Fargo
                                        Van Kampen   Equity and    Advantage    Growth and     Advantage
                                         Comstock      Income        Growth       Income      Opportunity
                                        ------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $   54,807   $  46,208     $     --       $   403      $   1,042
   Expenses:
     Administrative fee                     (7,333)     (6,305)        (659)         (199)          (260)
     Mortality and expense risk fee        (22,591)    (14,744)      (1,059)         (451)          (586)
                                        -----------------------------------------------------------------
Net investment income (loss)                24,883      25,159       (1,718)         (247)           196

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions           165,773      68,015           --            --         12,312
     Realized capital gain (loss) on
       sales of fund shares                110,911      53,718        2,610         1,233            176
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (378,290)    (95,023)      28,337          (527)       (10,188)
                                        -----------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments             (101,606)     26,710       30,947           706          2,300
                                        -----------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $  (76,723)  $  51,869     $ 29,229       $   459      $   2,496
                                        =================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                        Wells Fargo
                                         Advantage
                                         Small Cap
                                           Value
                                        -----------
Net investment income (loss):
   Dividend distributions               $      293
   Expenses:
     Administrative fee                     (2,953)
     Mortality and expense risk fee        (10,076)
                                        -----------
Net investment income (loss)               (12,736)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions           190,634
     Realized capital gain (loss) on
       sales of fund shares                 37,485
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (103,673)
                                        -----------
Net realized and unrealized capital
   gain (loss) on investments              124,446
                                        -----------
Net increase (decrease) in net assets
   from operations                      $  111,710
                                        ===========

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2007 and 2006

                                                      AIM                              AIM
                                                   Basic Value                       Dynamics
                                              2007            2006             2007           2006
                                         ---------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)       $       (3,653)  $      (2,654)  $      (1,246)  $        (654)
      Capital gains distributions                52,126          17,706              --              --
      Realized capital gain (loss) on
         sales of fund shares                     5,878           4,480           5,217             456
      Change in unrealized
         appreciation/depreciation on
         investments during the year            (54,687)         12,523           5,291           8,683
                                         ---------------------------------------------------------------
   Net increase (decrease) in
      net assets from operations                   (336)         32,055           9,262           8,485

   From contractholder
      transactions:
      Variable annuity deposits                  56,377          92,995          16,939          15,395
      Contractholder maintenance
         charges                                 (1,265)         (1,346)           (894)           (201)
      Terminations and withdrawals               (5,711)        (15,164)         (2,503)             --
      Transfers between
         subaccounts, net                       (20,006)          1,518          38,918          31,015
                                         ---------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                               29,395          78,003          52,460          46,209
                                         ---------------------------------------------------------------
Net increase (decrease) in net
   assets                                        29,059         110,058          61,722          54,694
Net assets at beginning of year                 327,266         217,208          88,624          33,930
                                         ---------------------------------------------------------------
Net assets at end of year                $      356,325   $     327,266   $     150,346   $      88,624
                                         ===============================================================
                                                      AIM                              AIM
                                                Large Cap Growth               Mid Cap Core Equity
                                              2007           2006***           2007            2006
                                         ---------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)       $       (6,308)  $      (3,843)  $       1,338   $      (2,588)
      Capital gains distributions                    --              --         119,670         197,899
      Realized capital gain (loss) on
         sales of fund shares                    13,877           2,869          19,440          27,323
      Change in unrealized
         appreciation/depreciation on
         investments during the year             74,995          61,320         (65,423)       (116,302)
                                         ---------------------------------------------------------------
   Net increase (decrease) in
      net assets from operations                 82,564          60,346          75,025         106,332

   From contractholder
      transactions:
      Variable annuity deposits                  70,623          59,200          90,470         154,089
      Contractholder maintenance
         charges                                 (4,678)         (3,441)         (1,868)         (1,910)
      Terminations and withdrawals              (17,850)        (20,494)        (25,503)        (48,563)
      Transfers between
         subaccounts, net                       (34,244)        450,952        (545,634)       (157,975)
                                         ---------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                               13,851         486,217        (482,535)        (54,359)
                                         ---------------------------------------------------------------
Net increase (decrease) in net
   assets                                        96,415         546,563        (407,510)         51,973
Net assets at beginning of year                 546,563              --       1,149,874       1,097,901
                                         ---------------------------------------------------------------
Net assets at end of year                $      642,978   $     546,563   $     742,364   $   1,149,874
                                         ===============================================================

***For the period from March 24, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                     AIM                               AIM
                                                Small Cap Growth                   Technology
                                              2007             2006            2007            2006
                                         ---------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)       $       (6,433)  $      (4,709)  $      (4,153)  $      (3,178)
      Capital gains distributions                69,515          40,500              --              --
      Realized capital gain (loss) on
         sales of fund shares                    16,996           5,849          13,133           4,234
      Change in unrealized
         appreciation/depreciation on
         investments during the year            (17,825)         16,423          13,976          26,725
                                         ---------------------------------------------------------------
   Net increase (decrease) in
      net assets from operations                 62,253          58,063          22,956          27,781

   From contractholder
      transactions:
      Variable annuity deposits                 107,637         107,899          54,511          95,231
      Contractholder maintenance
         charges                                 (3,094)         (3,052)         (2,620)         (2,033)
      Terminations and withdrawals               (4,757)        (18,305)         (8,935)         (1,900)
      Transfers between
         subaccounts, net                       (83,276)         20,867         (22,329)          8,848
                                         ---------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                               16,510         107,409          20,627         100,146
                                         ---------------------------------------------------------------
Net increase (decrease) in net
   assets                                        78,763         165,472          43,583         127,927
Net assets at beginning of year                 569,607         404,135         403,004         275,077
                                         ---------------------------------------------------------------
Net assets at end of year                $      648,370   $     569,607   $     446,587   $     403,004
                                         ===============================================================

                                                 American Century               American Century
                                                  Equity Income                     Heritage
                                              2007             2006            2007            2006
                                         ---------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)       $       17,395   $      11,706   $      (3,520)  $      (1,939)
      Capital gains distributions               121,024          73,095          25,173          13,145
      Realized capital gain (loss) on
         sales of fund shares                    13,093           9,357          19,278          13,597
      Change in unrealized
         appreciation/depreciation on
         investments during the year           (153,177)         70,859          88,590             107
                                         ---------------------------------------------------------------
   Net increase (decrease) in
      net assets from operations                 (1,665)        165,017         129,521          24,910

   From contractholder
      transactions:
      Variable annuity deposits                 257,595         249,328          62,814          43,946
      Contractholder maintenance
         charges                                 (3,882)         (3,580)         (1,537)           (978)
      Terminations and withdrawals              (31,607)        (34,711)         (5,598)         (5,366)
      Transfers between
         subaccounts, net                        35,973         (55,611)        156,810         (20,079)
                                         ---------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                              258,079         155,426         212,489          17,523
                                         ---------------------------------------------------------------
Net increase (decrease) in net
   assets                                       256,414         320,443         342,010          42,433
Net assets at beginning of year               1,194,695         874,252         202,807         160,374
                                         ---------------------------------------------------------------
Net assets at end of year                $    1,451,109   $   1,194,695   $     544,817   $     202,807
                                         ===============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                            American Century
                                              International                   American Century
                                                 Growth                            Select
                                            2007             2006            2007            2006
                                        --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)      $      (8,341)    $    (2,726)    $    (5,623)     $   (6,306)
      Capital gains distributions              73,510              --          37,600          14,058
      Realized capital gain (loss)
         on sales of fund shares              118,360          30,261          72,366          10,803
      Change in unrealized
         appreciation/depreciation on
         investments during the year            3,777         175,365             729         (39,104)
                                        --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations               187,306         202,900         105,072         (20,549)

   From contractholder
      transactions:
      Variable annuity deposits               154,943         273,205          73,228         155,906
      Contractholder maintenance                                               (1,308)
         charges                               (6,951)         (2,962)                         (1,077)
      Terminations and withdrawals            (28,489)        (13,774)        (19,851)        (38,729)
      Transfers between
         subaccounts, net                    (119,036)        107,090        (550,674)        (33,803)
                                        --------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                                467         363,559        (498,605)         82,297
                                        --------------------------------------------------------------
Net increase (decrease) in net
   assets                                     187,773         566,459        (393,533)         61,748
Net assets at beginning of year             1,266,619         700,160         897,011         835,263
                                        --------------------------------------------------------------
Net assets at end of year               $   1,454,392     $ 1,266,619     $   503,478      $  897,011
                                        ==============================================================

                                                                        American Century
                                              American Century              Strategic
                                            Strategic Allocation:          Allocation:
                                                 Aggressive               Conservative
                                            2007            2006*              2007
                                        -------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)      $    2,458        $      11          $        31
      Capital gains distributions           40,982               56                1,134
      Realized capital gain (loss)
         on sales of fund shares              (234)              --                6,193
      Change in unrealized
         appreciation/depreciation on
         investments during the year       (33,940)             (62)              (1,210)
                                        -------------------------------------------------
   Net increase (decrease) in
      net assets from operations             9,266                5                6,148

   From contractholder
      transactions:
      Variable annuity deposits             53,066               --               17,359
      Contractholder maintenance
         charges                            (1,722)              --                  (19)
      Terminations and withdrawals          (8,889)              (1)                (200)
      Transfers between
         subaccounts, net                  328,150            1,000              107,682
                                        -------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                         370,605              999              124,822
                                        -------------------------------------------------
Net increase (decrease) in net
   assets                                  379,871            1,004              130,970
Net assets at beginning of year              1,004               --                   --
                                        -------------------------------------------------
Net assets at end of year               $  380,875        $   1,004          $   130,970
                                        =================================================

*For the period from December 1, 2006 (inception date) to December 31, 2006.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                        American Century
                                            Strategic
                                           Allocation:          American Century
                                            Moderate                 Ultra
                                              2007             2007            2006
                                        -------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)      $            220   $      (2,167)  $      (1,857)
      Capital gains distributions                    394          49,628          12,764
      Realized capital gain (loss)
         on sales of fund shares                   4,660           1,221             (62)
      Change in unrealized
         appreciation/depreciation on
         investments during the year                (408)        (13,264)        (17,539)
                                        -------------------------------------------------
   Net increase (decrease) in
      net assets from operations                   4,866          35,418          (6,694)

   From contractholder
      transactions:
      Variable annuity deposits                    1,928          47,508          49,522
      Contractholder maintenance
         charges                                     (39)           (838)           (646)
      Terminations and withdrawals                    --         (11,248)         (3,905)
      Transfers between
         subaccounts, net                         (2,487)        (51,900)         11,975
                                        -------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                                  (598)        (16,478)         56,946
                                        -------------------------------------------------
Net increase (decrease) in net
   assets                                          4,268          18,940          50,252
Net assets at beginning of year                       --         183,267         133,015
                                        -------------------------------------------------
Net assets at end of year               $          4,268   $     202,207   $     183,267
                                        =================================================

                                        Aston/Optimum              Baron
                                           Mid Cap                 Asset
                                            2007            2007             2006*
                                        ----------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)      $      36,209   $        (558)  $          --
      Capital gains distributions                  --           3,275              --
      Realized capital gain (loss)
         on sales of fund shares                  760             197              --
      Change in unrealized
         appreciation/depreciation on
         investments during the year           (2,689)         (1,851)            (17)
                                        ----------------------------------------------
   Net increase (decrease) in
      net assets from operations               34,280           1,063             (17)

   From contractholder
      transactions:
      Variable annuity deposits                64,441          18,032              --
      Contractholder maintenance
         charges                                 (195)            (72)             (2)
      Terminations and withdrawals            (31,498)        (17,114)             (1)
      Transfers between
         subaccounts, net                     493,778         140,579           3,277
                                        ----------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                            526,526         141,425           3,274
                                        ----------------------------------------------
Net increase (decrease) in net
   assets                                     560,806         142,488           3,257
Net assets at beginning of year                    --           3,257              --
                                        ----------------------------------------------
Net assets at end of year               $     560,806   $     145,745   $       3,257
                                        ==============================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                Calamos            Calamos              Dreyfus                    Dreyfus
                                           Growth and Income      High Yield          Appreciation           General Money Market
                                            2007       2006*         2007          2007         2006          2007          2006
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)      $      349   $     302   $    1,751   $    11,777   $    11,559   $    26,932   $   23,191
      Capital gains distributions            2,395          42          462        71,942        82,664            --           --
      Realized capital gain (loss)
         on sales of fund shares             5,230          (1)          32        34,148        16,866            --           --
      Change in unrealized
         appreciation/depreciation on
         investments during the year          (625)       (611)      (1,774)       14,576       153,952            --           --
                                        -------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets from operations             7,349        (268)         471       132,443       265,041        26,932       23,191

   From contractholder
      transactions:
      Variable annuity deposits             19,703         180        7,342       394,754       331,753       342,293      812,901
      Contractholder maintenance
         charges                              (248)        (44)        (111)       (5,786)       (4,451)       (3,771)     (11,741)
      Terminations and withdrawals         (20,555)        (43)      (1,969)      (87,624)      (60,614)      (25,795)    (145,641)
      Transfers between
         subaccounts, net                  (26,753)     54,026       22,410        16,830         2,200       199,334     (580,410)
                                        -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder           (27,853)     54,119       27,672       318,174       268,888       512,061       75,109
                                        -------------------------------------------------------------------------------------------
      transactions
Net increase (decrease) in net
   assets                                  (20,504)     53,851       28,143       450,617       533,929       538,993       98,300
Net assets at beginning of year             53,851          --           --     2,137,674     1,603,745       632,792      534,492
                                        -------------------------------------------------------------------------------------------
Net assets at end of year               $   33,347   $  53,851   $   28,143   $ 2,588,291   $ 2,137,674   $ 1,171,785   $  632,792
                                        ===========================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                          Dreyfus              Dryden
                                                 Dreyfus                  Premier           Small-Cap Core          Federated
                                              Midcap Value            Strategic Value          Equity                  Bond
                                            2007        2006         2007          2006          2007          2007        2006*
                                        ------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)      $   (3,463)  $     809   $      (578)  $    5,711   $          (1)  $   5,566   $       6
      Capital gains distributions           74,130      24,997        80,711       25,064              --          --          --
      Realized capital gain (loss)
         on sales of fund shares             1,428         674        11,604        4,441              --      (1,524)         --
      Change in unrealized
         appreciation/depreciation on
         investments during the year       (57,648)        224       (54,924)      45,566             (28)       (255)        (90)
                                        ------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets from operations            14,447      26,704        36,813       80,782             (29)      3,787         (84)

   From contractholder
      transactions:
      Variable annuity deposits             60,048      96,616       190,052      197,472             452      21,641          37
      Contractholder maintenance
         charges                            (1,223)       (765)       (2,964)      (1,770)             --      (1,002)        (49)
      Terminations and withdrawals          (9,418)     (5,713)      (50,985)     (24,041)             --      (3,617)        (40)
      Transfers between
         subaccounts, net                   30,682      (5,752)      691,610       32,604              --      27,674      65,369
                                        ------------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                          80,089      84,386       827,713      204,265             452      44,696      65,317
                                        ------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   94,536     111,090       864,526      285,047             423      48,483      65,233
Net assets at beginning of year            348,497     237,407       588,551      303,504              --      65,233          --
                                        ------------------------------------------------------------------------------------------
Net assets at end of year               $  443,033   $ 348,497   $ 1,453,077   $  588,551   $         423   $ 113,716   $  65,233
                                        ==========================================================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                  Fidelity Advisor
                                                Fidelity Advisor               International Capital
                                                Dividend Growth                     Appreciation
                                             2007             2006             2007             2006
                                        ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $       (2,412)  $         (471)  $       (4,146)  $       (3,954)
     Capital gains distributions                28,286            7,952           85,017          119,316
     Realized capital gain (loss) on
       sales of fund shares                     10,709            2,606           85,043           26,022
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (39,623)          35,470         (135,419)         (46,857)
                                        ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     (3,040)          45,557           30,495           94,527

   From contractholder transactions:
     Variable annuity deposits                  62,889          109,377            7,583              296
     Contractholder maintenance
       charges                                  (2,460)          (1,271)            (705)          (1,063)
     Terminations and withdrawals              (23,472)          (2,994)         (17,079)         (31,786)
     Transfers between subaccounts,
       net                                     (40,065)         (16,553)        (437,690)         (50,051)
                                        ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                               (3,108)          88,559         (447,891)         (82,604)
                                        ------------------------------------------------------------------
Net increase (decrease) in net assets           (6,148)         134,116         (417,395)          11,923
Net assets at beginning of year                431,415          297,299          781,365          769,442
                                        ------------------------------------------------------------------
Net assets at end of year               $      425,267   $      431,415   $      363,969   $      781,365
                                        ==================================================================

                                                    Fidelity                          Fidelity
                                                Advisor Mid Cap                 Advisor Real Estate
                                             2007             2006             2007             2006
                                        ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $       (3,108)  $       (3,135)  $       (3,899)  $       (1,491)
     Capital gains distributions                44,590           30,479           30,734           39,939
     Realized capital gain (loss) on
       sales of fund shares                      9,341           14,092           42,554            9,398
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (27,847)          (1,375)        (199,465)          84,868
                                        ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     22,976           40,061         (130,076)         132,714

   From contractholder transactions:
     Variable annuity deposits                  28,613           47,562          109,725          188,265
     Contractholder maintenance
       charges                                    (793)          (1,706)          (3,393)          (2,509)
     Terminations and withdrawals              (44,569)         (27,301)         (40,238)         (18,279)
     Transfers between subaccounts,
       net                                      58,915          (29,617)         (88,414)          70,403
                                        ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                               42,166          (11,062)         (22,320)         237,880
                                        ------------------------------------------------------------------
Net increase (decrease) in net assets           65,142           28,999         (152,396)         370,594
Net assets at beginning of year                265,982          236,983          661,133          290,539
                                        ------------------------------------------------------------------
Net assets at end of year               $      331,124   $      265,982   $      508,737   $      661,133
                                        ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                    Fidelity                       Goldman Sachs
                                            Advisor Value Strategies          Emerging Markets Equity
                                             2007             2006             2007             2006*
                                        ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $       (8,622)  $       (6,627)  $          (59)  $           (3)
     Capital gains distributions               120,014           79,044           13,811               --
     Realized capital gain (loss) on
       sales of fund shares                      2,139           (3,936)          (2,387)              --
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (90,804)          12,140          (16,507)             355
                                        ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     22,727           80,621           (5,142)             352

   From contractholder transactions:
     Variable annuity deposits                 146,909          158,719           10,632               --
     Contractholder maintenance
       charges                                  (3,643)          (3,206)            (221)              (3)
     Terminations and withdrawals               (7,729)         (17,746)              --               --
     Transfers between subaccounts,
       net                                    (102,439)         (42,675)          95,377           10,925
                                        ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                               33,098           95,092          105,788           10,922
                                        ------------------------------------------------------------------
Net increase (decrease) in net assets           55,825          175,713          100,646           11,274
Net assets at beginning of year                697,681          521,968           11,274               --
                                        ------------------------------------------------------------------
Net assets at end of year               $      753,506   $      697,681   $      111,920   $       11,274
                                        ==================================================================

                                                 Goldman Sachs                     Janus Adviser
                                               Government Income              INTECH Risk-Managed Core
                                             2007             2006*            2007             2006*
                                        ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)       $        7,304   $           16   $           21   $            4
     Capital gains distributions                    --               --              552                7
     Realized capital gain (loss) on
       sales of fund shares                      2,397               --               28               --
     Change in unrealized
       appreciation/depreciation on
       investments during the year               8,813             (215)              (1)             (12)
                                        ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     18,514             (199)             600               (1)

   From contractholder transactions:
     Variable annuity deposits                  60,434               84              511               --
     Contractholder maintenance
       charges                                  (2,356)            (124)             (60)              --
     Terminations and withdrawals              (11,184)            (118)              (7)              --
     Transfers between subaccounts,
       net                                     109,013          155,100           11,572            2,140
                                        ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                              155,907          154,942           12,016            2,140
                                        ------------------------------------------------------------------
Net increase (decrease) in net assets          174,421          154,743           12,616            2,139
Net assets at beginning of year                154,743               --            2,139               --
                                        ------------------------------------------------------------------
Net assets at end of year               $      329,164   $      154,743   $       14,755   $        2,139
                                        ==================================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                            Janus Adviser         Jennison            Jennison              Neuberger
                                         International Growth   20/20 Focus         Small Company        Berman Partners
                                            2007       2006*        2007           2007         2006*         2007
                                        ---------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)      $     4,519   $    55   $      (290)  $   (1,376)  $       (20)  $          (115)
      Capital gains distributions            57,207        --         4,171        6,545            --               570
      Realized capital gain (loss) on
         sales of fund shares                17,907        --           119        4,344            --             1,224
      Change in unrealized
         appreciation/depreciation on
         investments during the year         83,734        35        (4,689)       2,063        (1,186)               22
                                        ---------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets from operations            163,367        90          (689)      11,576        (1,206)            1,701

   From contractholder
      transactions:
      Variable annuity deposits             110,331       150        17,326       46,362            69             5,972
      Contractholder maintenance
         charges                               (792)       (3)         (182)      (1,477)         (104)              (55)
      Terminations and withdrawals          (47,317)       --            --      (16,884)          (97)          (17,773)
      Transfers between
         subaccounts, net                   950,008     7,783        65,959      (95,736)      134,147            26,466
                                        ---------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                        1,012,230     7,930        83,103      (67,735)      134,015            14,610
                                        ---------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 1,175,597     8,020        82,414      (56,159)      132,809            16,311
Net assets at beginning of year               8,020        --            --      132,809            --                --
                                        ---------------------------------------------------------------------------------
Net assets at end of year               $ 1,183,617   $ 8,020   $    82,414   $   76,650   $   132,809   $        16,311
                                        =================================================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                           Neuberger Berman             Northern
                                         Socially Responsive    Institutional Balanced
                                           2007       2006**       2007        2006
                                        -----------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)      $    (140)  $     (95)  $    1,530   $     712
      Capital gains distributions           1,302         231       17,172       2,617
      Realized capital gain (loss) on
         sales of fund shares                 918          39          498         (12)
      Change in unrealized
         appreciation/depreciation on
         investments during the year         (175)      1,709      (16,896)      1,152
                                        -----------------------------------------------
   Net increase (decrease) in
      net assets from operations            1,905       1,884        2,304       4,469

   From contractholder
      transactions:
      Variable annuity deposits            19,974       5,461       57,523      18,127
      Contractholder maintenance
         charges                              (60)         (6)        (405)       (512)
      Terminations and withdrawals             --          --       (1,742)     (3,863)
      Transfers between
         subaccounts, net                  (4,908)     17,951      (28,454)       (722)
                                        -----------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                         15,006      23,406       26,922      13,030
                                        -----------------------------------------------
Net increase (decrease) in net
   assets                                  16,911      25,290       29,226      17,499
Net assets at beginning of year            25,290          --       78,171      60,672
                                        -----------------------------------------------
Net assets at end of year               $  42,201   $  25,290   $  107,397   $  78,171
                                        ===============================================

                                               Northern                Northern
                                            Large Cap Value          Select Equity
                                           2007       2006         2007         2006
                                        -----------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)      $   4,262   $   2,119   $    (429)   $    (391)
      Capital gains distributions          24,374      19,237          --           --
      Realized capital gain (loss) on
         sales of fund shares                 637       1,770         450          494
      Change in unrealized
         appreciation/depreciation on
         investments during the year      (40,372)      7,774       9,186        2,662
                                        -----------------------------------------------
   Net increase (decrease) in
      net assets from operations          (11,099)     30,900       9,207        2,765

   From contractholder
      transactions:
      Variable annuity deposits            20,192      20,583      13,574       12,296
      Contractholder maintenance
         charges                           (1,180)     (1,060)       (147)        (185)
      Terminations and withdrawals         (4,375)    (18,837)         --         (844)
      Transfers between
         subaccounts, net                 (17,010)     61,595      10,404      (17,371)
                                        -----------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                         (2,373)     62,281      23,831       (6,104)
                                        -----------------------------------------------
Net increase (decrease) in net
   assets                                 (13,472)     93,181      33,038       (3,339)
Net assets at beginning of year           230,945     137,764      46,602       49,941
                                        -----------------------------------------------
Net assets at end of year               $ 217,473   $ 230,945   $  79,640    $  46,602
                                        ===============================================

* For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                  PIMCO
                                          PIMCO                Foreign Bond
                                        All Asset          (U.S. Dollar-Hedged)
                                           2007           2007            2006*
                                      ----------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $         132   $         374   $          17
     Capital gains distributions                 --              --              --
     Realized capital gain (loss)
       on sales of fund shares                   --            (453)             --
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (137)            328             (42)
                                      ----------------------------------------------
   Net increase (decrease) in
     net assets from operations                  (5)            249             (25)

   From contractholder
     transactions:
     Variable annuity deposits                1,068           5,372              28
     Contractholder maintenance
       charges                                   (1)           (134)            (35)
     Terminations and withdrawals                --          (3,645)            (38)
     Transfers between
       subaccounts, net                       2,351          (4,222)         42,028
                                      ----------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                             3,418          (2,629)         41,983
                                      ----------------------------------------------
Net increase (decrease) in net
   assets                                     3,413          (2,380)         41,958
Net assets at beginning of year                  --          41,958              --
                                      ----------------------------------------------
Net assets at end of year             $       3,413   $      39,578   $      41,958
                                      ==============================================

                                                  PIMCO                           PIMCO
                                               Real Return                     Total Return
                                           2007            2006            2007            2006
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      44,740   $      28,235   $      28,097   $      19,695
     Capital gains distributions             48,445          10,741           6,051           2,909
     Realized capital gain (loss)
       on sales of fund shares              (15,802)        (26,141)             26          (1,787)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           50,740         (23,701)         31,017           2,972
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             128,123         (10,866)         65,191          23,789

   From contractholder
     transactions:
     Variable annuity deposits              118,643         219,402         200,254         220,868
     Contractholder maintenance
       charges                               (2,484)         (2,706)         (3,459)         (3,490)
     Terminations and withdrawals           (23,694)        (36,019)        (11,964)         (7,910)
     Transfers between
       subaccounts, net                    (112,330)        (92,445)         78,782         (11,944)
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                           (19,865)         88,232         263,613         197,524
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                   108,258          77,366         328,804         221,313
Net assets at beginning of year           1,362,923       1,285,557         630,782         409,469
                                      --------------------------------------------------------------
Net assets at end of year             $   1,471,181   $   1,362,923   $     959,586   $     630,782
                                      ==============================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                Royce                  Royce            RS                       RS
                                             Opportunity               Value      Information Age              Partners
                                          2007          2006*          2007            2007              2007            2006
                                      --------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $        (98)  $        (2)  $      1,079   $         (71)    $     (11,468)  $     (11,610)
     Capital gains distributions             6,669            --          7,251             375           115,068          71,292
     Realized capital gain (loss)
       on sales of fund shares                (688)           --           (168)            811            16,465          10,053
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (12,993)           69        (20,193)           (512)         (188,911)         65,619
                                      --------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (7,110)           67        (12,031)            603           (68,846)        135,354

   From contractholder
     transactions:
     Variable annuity deposits               4,165            --         18,147           4,241           255,662         449,095
     Contractholder maintenance
       charges                                 (89)           (2)           (43)           (119)           (5,821)         (6,616)
     Terminations and withdrawals               --            --             --              --           (57,548)        (31,219)
     Transfers between
       subaccounts, net                     52,511         7,283        115,569           6,498          (214,865)       (224,501)
                                      --------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                           56,587         7,281        133,673          10,620           (22,572)        186,759
                                      --------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   49,477         7,348        121,642          11,223           (91,418)        322,113

Net assets at beginning of year              7,348            --             --              --         1,514,338       1,192,225
                                      --------------------------------------------------------------------------------------------
Net assets at end of year             $     56,825   $     7,348   $    121,642   $      11,223     $   1,422,920   $   1,514,338
                                      ============================================================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                     RS                   Rydex
                                                   Value            Sector Rotation
                                               2007      2006*       2007        2006
                                             --------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $    (58)  $   15   $    (8,591)  $  (6,219)
      Capital gains distributions               4,299       41        54,598      24,419
      Realized capital gain (loss) on
         sales of fund shares                     (13)      --        23,539      22,637
      Change in unrealized
         appreciation/depreciation on
         investments during the year           (7,410)     (62)       96,197      30,254
                                             --------------------------------------------
   Net increase (decrease) in
      net assets from operations               (3,182)      (6)      165,743      71,091
   From contractholder
      transactions:
      Variable annuity deposits                18,666    1,412        80,936     169,814
      Contractholder maintenance
         charges                                  (89)      --        (8,532)     (6,530)
      Terminations and withdrawals                (28)      --        (7,874)     (2,218)
      Transfers between
         subaccounts, net                      51,477       --        30,144      43,638
                                             --------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                             70,026    1,412        94,674     204,704
                                             --------------------------------------------
Net increase (decrease) in net
   assets                                      66,844    1,406       260,417     275,795
Net assets at beginning of year                 1,406       --       792,583     516,788
                                             --------------------------------------------
Net assets at end of year                    $ 68,250   $1,406   $ 1,053,000   $ 792,583
                                             ============================================

                                                    Security                  Security
                                                Alpha Opportunity       Capital Preservation
                                                2007         2006         2007         2006
                                             ---------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $   (4,668)  $  (3,083)  $    38,312   $    32,774
      Capital gains distributions               119,237      33,634            --            --
      Realized capital gain (loss) on
         sales of fund shares                     2,288      (2,514)      (10,223)      (10,751)
      Change in unrealized
         appreciation/depreciation on
         investments during the year            (56,122)    (10,545)      (35,237)        8,601
                                             ---------------------------------------------------
   Net increase (decrease) in
      net assets from operations                 60,735      17,492        (7,148)       30,624
   From contractholder
      transactions:
      Variable annuity deposits                  41,789      71,261       229,267       118,276
      Contractholder maintenance
         charges                                 (3,109)     (1,730)       (6,030)       (5,879)
      Terminations and withdrawals              (11,645)     (2,753)      (79,766)      (96,373)
      Transfers between
         subaccounts, net                       175,680      28,402      (179,955)     (184,111)
                                             ---------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                              202,715      95,180       (36,484)     (168,087)
                                             ---------------------------------------------------
Net increase (decrease) in net
   assets                                       263,450     112,672       (43,632)     (137,463)
Net assets at beginning of year                 347,341     234,669     1,053,604     1,191,067
                                             ---------------------------------------------------
Net assets at end of year                    $  610,791   $ 347,341   $ 1,009,972   $ 1,053,604
                                             ===================================================

*For the period from December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                    Security                   Security
                                               Diversified Income               Equity
                                                2007         2006          2007        2006
                                             --------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $     9,894   $   12,195   $     (673)  $    (541)
      Capital gains distributions                     --           --        9,773       5,749
      Realized capital gain (loss) on
         sales of fund shares                     (3,304)     (14,613)         400         108
      Change in unrealized
         appreciation/depreciation on
         investments during the year              (2,692)      11,910      (13,303)        319
                                             --------------------------------------------------
   Net increase (decrease) in
      net assets from operations                   3,898        9,492       (3,803)      5,635
   From contractholder
      transactions:
      Variable annuity deposits                   33,467       46,549       15,973      17,419
      Contractholder maintenance
         charges                                  (2,303)      (1,796)        (319)       (284)
      Terminations and withdrawals               (27,368)     (11,941)      (1,476)       (974)
      Transfers between
         subaccounts, net                        (66,082)    (206,339)      (9,957)     (1,909)
                                             --------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                               (62,286)    (173,527)       4,221      14,252
                                             --------------------------------------------------
Net increase (decrease) in net
   assets                                        (58,388)    (164,035)         418      19,887
Net assets at beginning of year                  323,165      487,200       63,128      43,241
                                             --------------------------------------------------
Net assets at end of year                    $   264,777   $  323,165   $   63,546   $  63,128
                                             ==================================================

                                                      Security                 Security
                                                       Global                 High Yield
                                                2007           2006        2007        2006
                                             --------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $   (16,315)  $   (15,832)  $  23,308   $  18,100
      Capital gains distributions                696,532       243,912          --          --
      Realized capital gain (loss) on
         sales of fund shares                     90,650        76,194        (113)      1,377
      Change in unrealized
         appreciation/depreciation on
         investments during the year            (576,457)      (69,773)    (22,603)      8,805
                                             --------------------------------------------------
   Net increase (decrease) in
      net assets from operations                 194,410       234,501         592      28,282
   From contractholder
      transactions:
      Variable annuity deposits                  340,969       398,125      82,947     154,584
      Contractholder maintenance
         charges                                  (7,267)       (5,760)     (1,708)     (3,155)
      Terminations and withdrawals               (98,226)      (74,777)     (9,446)    (36,505)
      Transfers between
         subaccounts, net                       (264,024)       40,286      22,121      26,771
                                             --------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                               (28,548)      357,874      93,914     141,695
                                             --------------------------------------------------
Net increase (decrease) in net
   assets                                        165,862       592,375      94,506     169,977
Net assets at beginning of year                1,991,314     1,398,939     368,322     198,345
                                             --------------------------------------------------
Net assets at end of year                    $ 2,157,176   $ 1,991,314   $ 462,828   $ 368,322
                                             ==================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                   Security                  Security
                                              Income Opportunity          Large Cap Value
                                              2007         2006          2007          2006
                                           -----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $   13,217   $    11,039   $    (2,805)  $    (3,261)
      Capital gains distributions                  --           245        16,093            --
      Realized capital gain (loss) on
         sales of fund shares                  (1,196)          (34)       47,791         9,531
     Change in unrealized
         appreciation/depreciation on
         investments during the year          (11,686)       (1,418)      (52,831)       61,870
                                           -----------------------------------------------------
   Net increase (decrease) in
      net assets from operations                  335         9,832         8,248        68,140

   From contractholder
      transactions:
      Variable annuity deposits                21,669        45,848        50,620        83,507
      Contractholder maintenance
         charges                               (1,283)       (1,070)       (6,235)       (3,158)
      Terminations and withdrawals             (4,829)       (3,617)      (54,802)      (23,015)
      Transfers between
         subaccounts, net                     (19,990)       42,049      (234,155)      383,901
                                           -----------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                             (4,433)       83,210      (244,572)      441,235
                                           -----------------------------------------------------
Net increase (decrease) in net
   assets                                      (4,098)       93,042      (236,324)      509,375
Net assets at beginning of year               248,181       155,139       662,009       152,634
                                           -----------------------------------------------------
Net assets at end of year                  $  244,083   $   248,181   $   425,685   $   662,009
                                           =====================================================

                                                   Security                   Security
                                                Mid Cap Growth             Mid Cap Value
                                              2007         2006          2007          2006
                                           -----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $   (6,576)  $    (6,330)  $   (20,022)  $   (10,021)
      Capital gains distributions             114,425        57,991       594,477       147,758
      Realized capital gain (loss) on
         sales of fund shares                  (6,222)          292        72,705       107,901
      Change in unrealized
         appreciation/depreciation on
         investments during the year         (168,145)      (38,568)     (660,763)       81,596
                                           -----------------------------------------------------
   Net increase (decrease) in
      net assets from operations              (66,518)       13,385       (13,603)      327,234

   From contractholder
      transactions:
      Variable annuity deposits               104,195       168,860       410,721       646,706
      Contractholder maintenance
         charges                               (5,625)       (3,513)      (11,040)      (11,704)
      Terminations and withdrawals            (86,046)      (25,345)      (95,297)     (144,569)
      Transfers between
         subaccounts, net                     (10,308)       (4,159)     (174,340)     (253,089)
                                           -----------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                              2,216       135,843       130,044       237,344
                                           -----------------------------------------------------
Net increase (decrease) in net
   assets                                     (64,302)      149,228       116,441       564,578
Net assets at beginning of year               613,198       463,970     2,904,572     2,339,994
                                           -----------------------------------------------------
Net assets at end of year                  $  548,896   $   613,198   $ 3,021,013   $ 2,904,572
                                           =====================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                    Security                 Security
                                                    Select 25            Small Cap Growth
                                              2007         2006**        2007          2006
                                           -----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $   (2,201)  $    (1,044)  $    (2,103)  $    (1,894)
      Capital gains distributions              16,809            --        14,099            --
      Realized capital gain (loss) on
         sales of fund shares                   1,913           (47)        6,522         1,472
      Change in unrealized
         appreciation/depreciation on
         investments during the year          (31,544)       13,407       (12,427)        4,283
                                           -----------------------------------------------------
   Net increase (decrease) in
      net assets from operations              (15,023)       12,316         6,091         3,861

   From contractholder
      transactions:
      Variable annuity deposits                41,679        32,203        36,110        70,116
      Contractholder maintenance
         charges                               (1,352)         (591)       (3,837)       (1,996)
      Terminations and withdrawals             (9,913)       (1,333)      (41,679)      (10,836)
      Transfers between
         subaccounts, net                     (14,557)      146,392        (4,717)        9,729
                                           -----------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                             15,857       176,671       (14,123)       67,013
                                           -----------------------------------------------------
Net increase (decrease) in net
   assets                                         834       188,987        (8,032)       70,874
Net assets at beginning of year               188,987            --       198,086       127,212
                                           -----------------------------------------------------
Net assets at end of year                  $  189,821   $   188,987   $   190,054   $   198,086
                                           =====================================================

                                                T. Rowe Price               T. Rowe Price
                                             Capital Appreciation           Growth Stock
                                              2007         2006*         2007          2006*
                                           -----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $    5,749   $        56   $    (4,479)  $         9
      Capital gains distributions              15,681           231        19,188           652
      Realized capital gain (loss) on
         sales of fund shares                 (21,398)           --         5,246            (1)
      Change in unrealized
         appreciation/depreciation on
        investments during the year            (8,081)         (274)       19,763        (1,146)
                                           -----------------------------------------------------
   Net increase (decrease) in
      net assets from operations               (8,049)           13        39,718          (486)

   From contractholder
      transactions:
      Variable annuity deposits                30,983         2,822        98,459            65
      Contractholder maintenance
         charges                                 (708)           --        (1,995)          (96)
      Terminations and withdrawals             (3,602)           --       (34,478)         (105)
      Transfers between
         subaccounts, net                      63,058            --       353,010       147,590
                                           -----------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                             89,731         2,822       414,996       147,454
                                           -----------------------------------------------------
Net increase (decrease) in net
   assets                                      81,682         2,835       454,714       146,968
Net assets at beginning of year                 2,835            --       146,968            --
                                           -----------------------------------------------------
Net assets at end of year                  $   84,517   $     2,835   $   601,682   $   146,968
                                           =====================================================

* For the period from December 1, 2006 (inception date) to December 31, 2006.

** For the period from April 27, 2006 (inception date) to December 31, 2006.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                          Van Kampen                 Van Kampen
                                                       Aggressive Growth              Comstock
                                                      2007           2006         2007          2006
                                                 --------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                $     (1,187)  $    (1,039)  $     24,883   $    29,889
     Capital gains distributions                           --            --        165,773       142,451
     Realized capital gain (loss) on sales of
       fund shares                                      5,875           568        110,911        15,035
     Change in unrealized
       appreciation/depreciation on
       investments during the year                     12,097         3,891       (378,290)      202,925
                                                 --------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                        16,785         3,420        (76,723)      390,300

   From contractholder transactions:
     Variable annuity deposits                         21,180        22,417        447,973       593,307
     Contractholder maintenance charges                  (591)         (386)       (10,861)       (8,464)
     Terminations and withdrawals                      (3,656)       (3,279)       (89,322)      (70,546)
     Transfers between subaccounts, net               (23,668)        6,416       (652,019)      (49,450)
                                                 --------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions                  (6,735)       25,168       (304,229)      464,847
                                                 --------------------------------------------------------
Net increase (decrease) in net assets                  10,050        28,588       (380,952)      855,147
Net assets at beginning of year                       113,637        85,049      3,260,300     2,405,153
                                                 --------------------------------------------------------
Net assets at end of year                        $    123,687   $   113,637   $  2,879,348   $ 3,260,300
                                                 ========================================================

                                                          Van Kampen                 Wells Fargo
                                                       Equity and Income           Advantage Growth
                                                      2007           2006        2007           2006
                                                 --------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                $     25,159   $    18,723   $     (1,718)  $      (969)
     Capital gains distributions                       68,015        74,845             --            --
     Realized capital gain (loss) on sales of
       fund shares                                     53,718         6,139          2,610         3,011
     Change in unrealized
       appreciation/depreciation on
       investments during the year                    (95,023)       70,974         28,337         1,644
                                                 --------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                        51,869       170,681         29,229         3,686

   From contractholder transactions:
     Variable annuity deposits                        349,821       443,536         31,675        27,014
     Contractholder maintenance charges               (10,336)       (8,171)          (871)         (597)
     Terminations and withdrawals                     (66,798)      (57,743)        (3,478)       (6,825)
     Transfers between subaccounts, net               (92,683)      210,855         60,490        16,479
                                                 --------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions                 180,004       588,477         87,816        36,071
                                                 --------------------------------------------------------
Net increase (decrease) in net assets                 231,873       759,158        117,045        39,757
Net assets at beginning of year                     1,834,396     1,075,238         94,426        54,669
                                                 --------------------------------------------------------
Net assets at end of year                        $  2,066,269   $ 1,834,396   $    211,471   $    94,426
                                                 ========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                    Wells Fargo Advantage      Wells Fargo Advantage      Wells Fargo Advantage
                                                      Growth and Income             Opportunity              Small Cap Value
                                                       2007          2006        2007          2006         2007           2006
                                                   --------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                  $       (247)  $    (260)  $      196   $     (599)  $    (12,736)  $   (11,134)
     Capital gains distributions                             --          --       12,312       11,576        190,634       111,434
     Realized capital gain (loss) on sales of
       fund shares                                        1,233       1,250          176          621         37,485        32,278
     Change in unrealized
       appreciation/depreciation on investments
       during the year                                     (527)      5,895      (10,188)      (5,513)      (103,673)       (2,928)
                                                   --------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                             459       6,885        2,496        6,085        111,710       129,650

   From contractholder transactions:
     Variable annuity deposits                            8,790       9,031       11,313       15,227        155,018       224,170
     Contractholder maintenance charges                    (217)       (268)        (404)        (452)        (3,239)       (2,322)
     Terminations and withdrawals                        (1,152)     (4,911)      (1,589)      (2,414)       (92,532)      (73,736)
     Transfers between subaccounts, net                     146      (1,520)         202       (1,499)       (87,511)      (67,650)
                                                   --------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                          7,567       2,332        9,522       10,862        (28,264)       80,462
                                                   --------------------------------------------------------------------------------
Net increase (decrease) in net assets                     8,026       9,217       12,018       16,947         83,446       210,112
Net assets at beginning of year                          52,103      42,886       68,042       51,095      1,274,257     1,064,145
                                                   --------------------------------------------------------------------------------
Net assets at end of year                          $     60,129   $  52,103   $   80,060   $   68,042   $  1,357,703   $ 1,274,257
                                                   ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                          Notes to Financial Statements

1. Organization and Significant Accounting Policies

Organization

Security Benefit Advisor Variable Annuity is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for APVA are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

               Subaccount                                              Mutual Fund
----------------------------------------------------------------------------------------------------------------
                                           AIM Advisors, Inc.:
AIM Basic Value                               AIM Basic Value Fund (Class A)
AIM Dynamics                                  AIM Dynamics Fund (Class A)
AIM Large Cap Growth                          AIM Large Cap Growth Fund (Class A)
AIM Mid Cap Core Equity                       AIM Mid Cap Core Equity Fund (Class A)
AIM Small Cap Growth                          AIM Small Cap Growth Fund (Class A)
AIM Technology                                AIM Technology Fund (Class A)
                                           American Century Investment Management, Inc.:
American Century Equity Income                American Century Equity Income Fund (Advisor Class)
American Century Heritage                     American Century Heritage Fund (Advisor Class)
American Century International Growth         American Century International Growth Fund (Advisor Class)
American Century Select                       American Century Select Fund (Advisor Class)
American Century Strategic Allocation:        American Century Strategic Allocation
   Aggressive                                   Aggressive (Advisor Class)
American Century Strategic Allocation:        American Century Strategic Allocation
   Conservative**                               Conservative (Advisor Class)
American Century Strategic Allocation:        American Century Strategic Allocation
   Moderate**                                   Moderate (Advisor Class)
American Century Ultra                        American Century Ultra Fund (Advisor Class)
                                              Aston Asset Management, LLC:
Aston/Optimum Mid Cap**                         Aston/Optimum Mid Cap (Class N)
                                           BAMCO, Inc.:
Baron Asset                                   Baron Asset Fund
                                           Calamos Advisors LLC:
Calamos Growth and Income                     Calamos Growth and Income Fund (Class A)
Calamos High Yield**                          Calamos High Yield Fund (Class A)
                                           The Dreyfus Corporation:
Dreyfus Appreciation                          Dreyfus Appreciation Fund
Dreyfus General Money Market                  Dreyfus General Money Market Fund (Class B)
Dreyfus MidCap Value                          Dreyfus MidCap Value Fund
Dreyfus Premier Strategic Value               Dreyfus Premier Strategic Value Fund (Class A)

** This subaccount was available for investment in 2006; however, investments were not made until 2007.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                          Notes to Financial Statements

1. Organization and Significant Accounting Policies (continued)

               Subaccount                                              Mutual Fund
----------------------------------------------------------------------------------------------------------------
                                           Quantitative Management Associates, LLC:
Dryden Small-Cap Core Equity**                Dryden Small-Cap Core Equity Fund (Class A)
                                           Federated Investment Management Company:
Federated Bond                                Federated Bond Fund (Class A)
                                           Fidelity Management & Research Company:
Fidelity Advisor Dividend Growth              Fidelity Advisor Dividend Growth Fund (Class T)
Fidelity Advisor International Capital
   Appreciation*                              Fidelity Advisor International Capital Appreciation Fund (Class T)
Fidelity Advisor Mid Cap                      Fidelity Advisor Mid Cap Fund (Class T)
Fidelity Advisor Real Estate                  Fidelity Advisor Real Estate Fund (Class T)
Fidelity Advisor Value Strategies             Fidelity Advisor Value Strategies Fund (Class T)
                                           Goldman Sachs Asset Management, LP:
Goldman Sachs Emerging Markets Equity         Goldman Sachs Emerging Markets Equity Fund (Service)
Goldman Sachs Government Income               Goldman Sachs Government Income Fund (Service)
                                           Janus Capital Management:
Janus Adviser INTECH Risk-Managed Core        Janus Adviser INTECH Risk-Managed Core Fund (Class S)
Janus Adviser International Growth            Janus Adviser International Growth Fund (Class S)
                                           Jennison Associates, LLC:
Jennison 20/20 Focus**                        Jennison 20/20 Focus Fund (Class A)
Jennison Small Company                        Jennison Small Company Fund (Class A)
                                           Neuberger Berman Management, Inc.:
Neuberger Berman Partners**                   Neuberger Berman Partners Fund (Advisor)
Neuberger Berman Socially Responsive          Neuberger Berman Socially Responsive Fund (Trust)
                                           Northern Trust Investments, NA:
Northern Institutional Balanced               Northern Institutional Balanced Fund (Class A)
Northern Large Cap Value                      Northern Large Cap Value Fund
Northern Select Equity                        Northern Select Equity Fund
                                           Pacific Investment Management Company, LLC:
PIMCO All Asset**                             PIMCO All Asset Fund (Class R)
PIMCO Foreign Bond (U.S. Dollar-Hedged)       PIMCO Foreign Bond (U.S. Dollar-Hedged) Fund (Class R)
PIMCO Real Return                             PIMCO Real Return Fund (Class R)
PIMCO Total Return                            PIMCO Total Return Fund (Class R)
                                           Royce & Associates, LLC:
Royce Opportunity                             Royce Opportunity Fund (Service)
Royce Value**                                 Royce Value Fund (Service)
                                           RS Investment Management Co. LLC:
RS Information Age**                          RS Information Age Fund (Class A)
RS Partners                                   RS Partners Fund (Class A)
RS Value                                      RS Value Fund (Class A)
                                           Rydex Investments:
Rydex Sector Rotation                         Rydex Sector Rotation Fund (Class H)
                                           Security Investors, LLC:
Security Alpha Opportunity                    Security Alpha Opportunity (Class A)

* No longer available for investment.

** This subaccount was available for investment in 2006; however, investments were not made until 2007.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

               Subaccount                                              Mutual Fund
----------------------------------------------------------------------------------------------------------------
                                           Security Investors, LLC:
Security Capital Preservation                 Security Capital Preservation Fund (Class A)
Security Diversified Income                   Security Diversified Income Fund (Class A)
Security Equity                               Security Equity Fund (Class A)
Security Global                               Security Global Fund (Class A)
Security High Yield                           Security High Yield Fund (Class A)
Security Income Opportunity                   Security Income Opportunity Fund(Class A)
Security Large Cap Value                      Security Large Cap Value Fund (Class A)
Security Mid Cap Growth                       Security Mid Cap Growth Fund (Class A)
Security Mid Cap Value                        Security Mid Cap Value Fund (Class A)
Security Select 25                            Security Select 25 Fund (Class A)
Security Small Cap Growth                     Security Small Cap Growth Fund (Class A)
                                           T. Rowe Price:
T. Rowe Price Capital Appreciation            T. Rowe Price Capital Appreciation Fund (Advisor)
T. Rowe Price Growth Stock                    T. Rowe Price Growth Stock Fund (Class R)
                                           Van Kampen Asset Management:
Van Kampen Aggressive Growth                  Van Kampen Aggressive Growth Fund (Class A)
Van Kampen Comstock                           Van Kampen Comstock Fund (Class A)
Van Kampen Equity and Income                  Van Kampen Equity and Income Fund (Class A)
                                           Wells Capital Management Incorporated:
Wells Fargo Advantage Growth                  Wells Fargo Advantage Growth Fund (Advisor Class)
                                           Matrix Asset Advisors, Inc.:
Wells Fargo Advantage Growth                  Wells Fargo Advantage Growth and
   and Income                                   Income Fund (Advisor Class)
                                           Wells Capital Management Incorporated:
Wells Fargo Advantage Opportunity             Wells Fargo Advantage Opportunity Fund (Advisor Class)
Wells Fargo Advantage Small Cap Value         Wells Fargo Advantage Small Cap Value Fund (Class A)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

AIM Advisors, Inc. serves as investment advisor of AIM Basic Value Fund, AIM Dynamics Fund, AIM Large Cap Growth Fund, AIM Mid Cap Core Equity Fund, AIM Small Cap Growth Fund, and AIM Technology Fund. American Century Investment Management, Inc. serves as investment advisor of American Century Equity Income Fund, American Century Heritage Fund, American Century International Growth Fund, American Century Select Fund, American Century Strategic Allocation:
Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, and American Century Ultra Fund. Aston Asset Management, LLC serves as investment advisor and engaged Optimum Investment Advisors, LLC to

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

provide subadvisory services for Aston/Optimum Mid Cap. BAMCO, Inc. serves as investment advisor of Baron Asset Fund. Calamos Advisors, LLC serves as investment advisor of Calamos Growth and Income Fund and Calamos High Yield Fund. The Dreyfus Corporation serves as investment advisor of Dreyfus Appreciation Fund, Dreyfus General Money Market Fund, Dreyfus Midcap Value Fund, and Dreyfus Premier Strategic Value Fund. Quantitative Management Associates, LLC serves as the investment advisor of Dryden Small-Cap Core Equity Fund. Federated Investment Management Company serves as investment advisor of Federated Bond Fund. Fidelity Management & Research Company serves as investment advisor of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Real Estate Fund, and Fidelity Advisor Value Strategies Fund. Goldman Sachs Asset Management LP serves as investment advisor of Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Government Income Fund. Janus Capital Management serves as investment advisor of Janus Adviser INTECH Risk-Managed Core Fund and Janus Adviser International Growth Fund. Jennison Associates, LLC serves as investment advisor of Jennison 20/20 Focus Fund and Jennison Small Company Fund. Neuberger Berman Management, Inc. serves as investment advisor and engages
Neuberger Berman, LLC to provide subadvisory services for Neuberger Berman Partners Fund and Neuberger Berman Socially Responsive Fund. Northern Trust Investments, N.A. serves as investment advisor of Northern Institutional Balanced Fund, Northern Large Cap Value Fund, and Northern Select Equity Fund. Pacific Investment Management Company, LLC serves as investment advisor of PIMCO All Asset Fund, PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Real Return Fund, and PIMCO Total Return Fund. Royce & Associates, LLC serves as investment advisor of Royce Opportunity Fund and Royce Value Fund. RS Investment Management Co. LLC serves as investment advisor of RS Information Age Fund, RS Partners Fund, and RS Value Fund. Rydex Investments serves as investment advisor of Rydex Sector Rotation Fund. Security Investors, LLC (SI) serves as investment advisor of Security Capital Preservation Fund, Security Diversified Income Fund, Security Equity Fund, Security High Yield Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Mid Cap Value Fund, and Security Select 25 Fund. SI is a limited liability company controlled by SBL. SBL is a wholly-owned subsidiary of Security Benefit Corporation (SBC). SI has engaged Mainstream Investment Advisers to provide subadvisory services to Security Alpha Opportunity Fund, OppenheimerFunds, Inc. and Security Global Investors, LLC, a limited liability company also controlled by SBL, to provide subadvisory services to Security Global Fund, Four Corners Capital Management, LLC to provide subadvisory services to Security Income Opportunity, and RS Investment Management L.P. to provide subadvisory services to Security Small Cap Growth Fund. T. Rowe Price serves

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

as investment advisor of T. Rowe Price Capital Appreciation Fund and T. Rowe Price Growth Stock Fund. Van Kampen Asset Management serves as investment advisor of Van Kampen Equity and Income Fund, Van Kampen Comstock Fund, and Van Kampen Aggressive Growth. Matrix Asset Advisors, Inc. serves as investment advisor of Wells Fargo Advantage Growth and Income Fund. Wells Capital Management Incorporated serves as investment advisor of Wells Fargo Advantage Growth, Wells Fargo Advantage Small Cap Value Fund, and Wells Fargo Advantage Opportunity.

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2007, were as follows:

                                                          Cost of     Proceeds
Subaccount                                               Purchases   from Sales
--------------------------------------------------------------------------------

AIM Basic Value                                         $  114,398   $   36,523
AIM Dynamics                                                79,117       27,903
AIM Large Cap Growth                                        83,075       75,532
AIM Mid Cap Core Equity                                    220,011      581,538
AIM Small Cap Growth                                       172,663       93,070
AIM Technology                                             107,432       90,957
American Century Equity Income                             590,962      194,458
American Century Heritage                                  317,395       83,253
American Century International Growth                      574,534      508,888
American Century Select                                    111,334      577,962
American Century Strategic Allocation: Aggressive          436,244       22,200
American Century Strategic Allocation: Conservative        440,845      314,858
American Century Strategic Allocation: Moderate            157,104      157,088
American Century Ultra                                      91,112       60,129
Aston/Optimum Mid Cap                                      636,476       73,741

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                          Cost of     Proceeds
Subaccount                                               Purchases   from Sales
--------------------------------------------------------------------------------

Baron Asset                                             $  169,457   $   25,315
Calamos Growth and Income                                  195,021      220,130
Calamos High Yield                                          55,363       25,478
Dreyfus Appreciation                                       602,628      200,736
Dreyfus General Money Market                               846,716      307,728
Dreyfus Midcap Value                                       172,050       21,293
Dreyfus Premier Strategic Value                          1,078,370      170,524
Dryden Small-Cap Core Equity                                   452            2
Federated Bond                                             215,339      165,077
Fidelity Advisor Dividend Growth                            93,679       70,913
Fidelity Advisor International Capital Appreciation        100,076      467,102
Fidelity Advisor Mid Cap                                   146,462       62,814
Fidelity Advisor Real Estate                               375,222      370,707
Fidelity Advisor Value Strategies                          294,151      149,662
Goldman Sachs Emerging Markets Equity                      178,002       58,462
Goldman Sachs Government Income                            310,896      147,685
Janus Adviser INTECH Risk-Managed Core                      17,729        5,139
Janus Adviser International Growth                       1,294,315      220,359
Jennison 20/20 Focus                                        90,702        3,718
Jennison Small Company                                     106,474      169,041
Neuberger Berman Partners                                   33,419       18,355
Neuberger Berman Socially Responsive                        26,084        9,916
Northern Institutional Balanced                             80,228       34,604
Northern Large Cap Value                                    62,926       36,663
Northern Select Equity                                      27,781        4,379
PIMCO All Asset                                              3,554            5
PIMCO Foreign Bond (U.S. Dollar-Hedged)                     47,922       50,176
PIMCO Real Return                                          497,668      424,348
PIMCO Total Return                                         445,053      147,292
Royce Opportunity                                           76,350       13,191
Royce Value                                                146,722        4,719
RS Information Age                                          25,827       14,903

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                         Cost of      Proceeds
Subaccount                                              Purchases    from Sales
--------------------------------------------------------------------------------

RS Partners                                           $    385,432   $  304,403
RS Value                                                    75,348        1,081
Rydex Sector Rotation                                      267,318      126,637
Security Alpha Opportunity                                 458,297      141,013
Security Capital Preservation                              514,928      513,101
Security Diversified Income                                 58,400      110,785
Security Equity                                             24,602       11,283
Security Global                                          1,158,018      506,350
Security High Yield                                        270,121      152,896
Security Income Opportunity                                 55,923       47,140
Security Large Cap Value                                   170,867      402,152
Security Mid Cap Growth                                    217,555      107,490
Security Mid Cap Value                                   1,089,513      385,027
Security Select 25                                          56,436       25,970
Security Small Cap Growth                                   51,983       54,111
T. Rowe Price Capital Appreciation                         331,403      220,243
T. Rowe Price Growth Stock                                 640,289      210,585
Van Kampen Aggressive Growth                                23,537       31,458
Van Kampen Comstock                                        667,981      781,554
Van Kampen Equity and Income                               901,153      627,976
Wells Fargo Advantage Growth                               108,017       21,919
Wells Fargo Advantage Growth and Income                     14,360        7,040
Wells Fargo Advantage Opportunity                           24,470        2,440
Wells Fargo Advantage Small Cap Value                      363,384      213,751

Annuity Reserves

As of December 31, 2007, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Presentation

The 2007 comparative financial statements are presented in whole dollars. Previously, the prior year financial statements were presented in thousands. To be comparative, the prior year columns in the current year financial statements have been converted to whole dollars.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value. Additionally, SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2007 and 2006, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                         2007                              2006
                            ------------------------------   --------------------------------
                                                    Net                               Net
                              Units     Units     Increase     Units      Units     Increase
Subaccount                   Issued   Redeemed   (Decrease)   Issued    Redeemed   (Decrease)
----------------------------------------------------------   --------------------------------
AIM Basic Value               8,801     (5,016)      3,785     14,998     (6,272)      8,726
AIM Dynamics                  8,991     (3,072)      5,919      6,626       (694)      5,932
AIM Large Cap Growth         16,361    (11,863)      4,498     80,796     (6,324)     74,472
AIM Mid Cap Core Equity      12,917    (50,443)    (37,526)    30,164    (32,117)     (1,953)
AIM Small Cap Growth         13,813    (10,254)      3,559     23,050    (10,601)     12,449
AIM Technology               24,981    (19,049)      5,932     46,953    (24,638)     22,315
American Century Equity
   Income                    45,658    (24,364)     21,294     56,170    (42,255)     13,915
American Century Heritage    24,126     (6,645)     17,481     14,392    (12,275)      2,117
American Century
   International Growth      57,075    (54,575)      2,500     73,377    (34,324)     39,053
American Century Select      17,540    (82,620)    (65,080)    58,739    (43,344)     15,395
American Century
   Strategic Allocation:
   Aggressive                37,851     (3,742)     34,109         99         --          99

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                          2007                               2006
                             -------------------------------   ---------------------------------
                                                      Net                                Net
                              Units      Units     Increase      Units      Units     Increase
Subaccount                   Issued    Redeemed   (Decrease)    Issued    Redeemed   (Decrease)
------------------------------------------------------------------------------------------------
American Century
   Strategic Allocation:
   Conservative               43,573    (30,907)      12,666         --         --           --
American Century
   Strategic Allocation:
   Moderate                   14,862    (14,465)         397         --         --           --
American Century Ultra         5,102     (6,065)        (963)     7,909     (2,279)       5,630
Aston/Optimum Mid Cap         59,535     (8,934)      50,601         --         --           --
Baron Asset                   15,897     (2,508)      13,389        325         --          325
Calamos Growth and
   Income                     20,935    (23,154)      (2,219)     5,422        (40)       5,382
Calamos High Yield             5,282     (2,479)       2,803         --         --           --
Dreyfus Appreciation          72,807    (31,973)      40,834     75,257    (38,939)      36,318
Dreyfus General Money
   Market                    100,253    (39,856)      60,397    186,090   (175,064)      11,026
Dreyfus MidCap Value          10,225     (2,526)       7,699     12,824     (4,407)       8,417
Dreyfus Premier Strategic
   Value                      84,406    (19,530)      64,876     28,358     (9,923)      18,435
Dryden Small-Cap Core
   Equity                         45         --           45         --         --           --
Federated Bond                30,201    (25,423)       4,778      6,690       (109)       6,581
Fidelity Advisor Dividend
   Growth                      9,299     (8,255)       1,044     20,475     (9,083)      11,392
Fidelity Advisor
   International Capital
   Appreciation                2,519    (34,234)     (31,715)    16,299    (21,321)      (5,022)
Fidelity Advisor Mid Cap      14,038    (10,145)       3,893     19,264    (18,587)         677
Fidelity Advisor Real
   Estate                     17,946    (18,605)        (659)    21,552     (8,720)      12,832
Fidelity Advisor Value
   Strategies                 17,112    (13,388)       3,724     33,085    (23,952)       9,133
Goldman Sachs Emerging
   Markets Equity             12,992     (5,359)       7,633      1,079         --        1,079
Goldman Sachs
   Government Income          50,190    (33,460)      16,730     15,778       (168)      15,610

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                          2007                               2006
                            --------------------------------   ---------------------------------
                                                      Net                                Net
                              Units      Units     Increase      Units      Units     Increase
Subaccount                   Issued    Redeemed   (Decrease)    Issued    Redeemed   (Decrease)
------------------------------------------------------------------------------------------------
Janus Adviser INTECH
   Risk-Managed Core           1,877       (656)       1,221        212         --          212
Janus Adviser International
   Growth                    117,400    (23,234)      94,166        781         --          781
Jennison 20/20 Focus           8,384       (620)       7,764         --         --           --
Jennison Small Company        26,235    (32,312)      (6,077)    13,510        (89)      13,421
Neuberger Berman Partners      3,486     (1,939)       1,547         --         --           --
Neuberger Berman Socially
   Responsive                  2,881     (1,395)       1,486      2,661       (254)       2,407
Northern Institutional
   Balanced                    6,145     (3,592)       2,553      3,962     (2,604)       1,358
Northern Large Cap Value       3,132     (2,860)         272      7,407     (2,263)       5,144
Northern Select Equity         2,640       (571)       2,069      3,880     (4,346)        (466)
PIMCO All Asset                  336         --          336         --         --           --
PIMCO Foreign Bond
   (U.S. Dollar-Hedged)        9,322     (9,534)        (212)     4,292        (49)       4,243
PIMCO Real Return             48,193    (46,205)       1,988    110,441    (96,839)      13,602
PIMCO Total Return            70,870    (40,416)      30,454     74,226    (50,772)      23,454
Royce Opportunity              6,574     (1,306)       5,268        729         --          729
Royce Value                   12,880       (566)      12,314         --         --           --
RS Information Age             2,348     (1,392)         956         --         --           --
RS Partners                   28,312    (27,014)       1,298     86,152    (73,329)      12,823
RS Value                       7,743     (1,125)       6,618        139         --          139
Rydex Sector Rotation         16,404     (8,960)       7,444     41,191    (24,436)      16,755
Security Alpha
   Opportunity                24,736    (11,071)      13,665     30,055    (23,337)       6,718
Security Capital
   Preservation               61,774    (61,983)        (209)    71,510    (85,193)     (13,683)
Security Diversified
   Income                      7,061    (12,371)      (5,310)    20,776    (36,621)     (15,845)
Security Equity                2,256     (1,494)         762      2,477       (540)       1,937
Security Global               53,039    (51,023)       2,016     89,320    (55,110)      34,210
Security High Yield           28,871    (19,987)       8,884     37,626    (24,194)      13,432

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                          2007                               2006
                            --------------------------------   ---------------------------------
                                                      Net                                Net
                              Units      Units     Increase      Units      Units     Increase
Subaccount                   Issued    Redeemed   (Decrease)    Issued    Redeemed   (Decrease)
------------------------------------------------------------------------------------------------
Security Income
   Opportunity                 5,566     (5,232)         334     12,185     (3,438)       8,747
Security Large Cap Value      16,020    (38,078)     (22,058)    61,805    (17,011)      44,794
Security Mid Cap Growth       15,911    (13,928)       1,983     25,132    (10,841)      14,291
Security Mid Cap Value        42,728    (31,049)      11,679    101,000    (83,062)      17,938
Security Select 25             5,549     (3,322)       2,227     20,598     (1,442)      19,156
Security Small Cap Growth      4,834     (5,744)        (910)    10,140     (3,401)       6,739
T. Rowe Price Capital
   Appreciation               30,181    (22,128)       8,053        281         --          281
T. Rowe Price Growth
   Stock                      77,242    (35,436)      41,806     14,551        (22)      14,529
Van Kampen Aggressive
   Growth                      3,558     (4,133)        (575)     7,617     (4,030)       3,587
Van Kampen Comstock           67,401    (86,062)     (18,661)   100,281    (48,233)      52,048
Van Kampen Equity and
   Income                     84,476    (63,992)      20,484     91,306    (35,590)      55,716
Wells Fargo Advantage
   Growth                     14,787     (4,299)      10,488     11,707     (6,629)       5,078
Wells Fargo Advantage
   Growth and Income           2,455     (1,412)       1,043      3,432     (2,915)         517
Wells Fargo Advantage
   Opportunity                 1,371       (303)       1,068      2,257     (1,011)       1,246
Wells Fargo Advantage
   Small Cap Value            15,200    (14,830)         370     29,290    (22,397)       6,893

                         Variable Annuity Account XIV -
                  Security Benefit Advisor Variable Annuity of
                     Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2007, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

Subaccount                                2007          2006          2005          2004         2003
------------------------------------------------------------------------------------------------------
AIM Basic Value
Units                                   35,213        31,428        22,702        18,419        7,340
Unit value                         $     10.12   $     10.41   $      9.56   $      9.42   $     8.83
Net assets                         $   356,325   $   327,259   $   217,208   $   173,442   $   64,868
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%        0.90%
Investment income ratio**                 0.07%         0.09%           --%           --%          --%
Total return***                          (2.82)%        8.85%         1.52%         6.68%       28.53%

AIM Dynamics
Units                                   16,305        10,386         4,454         4,130        5,424
Unit value                         $      9.22   $      8.53   $      7.62   $      7.18   $     6.69
Net assets                         $   150,346   $    88,624   $    33,931   $    29,657   $   36,266
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%        0.90%
Investment income ratio**                   --%           --%           --%           --%          --%
Total return***                           8.07%        12.02%         6.03%         7.32%       32.74%

AIM Large Cap Growth (3)
Units                                   78,970        74,472            --            --           --
Unit value                         $      8.15   $      7.33   $        --   $        --   $       --
Net assets                         $   642,978   $   546,564   $        --   $        --   $       --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%          --%
Investment income ratio**                   --%           --%           --%           --%          --%
Total return***                          11.05%        (0.36)%          --%           --%          --%

AIM Mid Cap Core Equity
Units                                   58,907        96,433        98,386        81,683       59,018
Unit value                         $     12.60   $     11.92   $     11.16   $     10.80   $     9.87
Net assets                         $   742,364   $ 1,149,874   $ 1,097,900   $   882,197   $  582,291
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%        0.90%
Investment income ratio**                 0.96%         0.70%           --%         7.74%          --%
Total return***                           5.68%         6.86%         3.32%         9.42%       19.35%

                         Variable Annuity Account XIV -
                  Security Benefit Advisor Variable Annuity of
                     Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                2007          2006          2005          2004         2003
------------------------------------------------------------------------------------------------------
AIM Small Cap Growth
Units                                   60,162        56,603        44,154        31,422        7,945
Unit value                         $     10.78   $     10.06   $      9.15   $      8.79   $     8.55
Net assets                         $   648,370   $   569,607   $   404,135   $   276,047   $   67,950
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%        0.90%
Investment income ratio**                   --%           --%           --%           --%          --%
Total return***                           7.10%         9.94%         4.18%         2.81%       30.73%

AIM Technology
Units                                   86,262        80,330        58,015        25,559       12,296
Unit value                         $      5.18   $      5.02   $      4.74   $      4.85   $     4.89
Net assets                         $   446,587   $   403,004   $   275,078   $   123,965   $   60,094
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%        0.90%
Investment income ratio**                   --%           --%           --%           --%          --%
Total return***                           3.20%         5.79%        (2.18)%       (0.82)%      31.10%

American Century Equity
Income
Units                                  108,071        86,777        72,862        29,286       13,942
Unit value                         $     13.43   $     13.77   $     12.00   $     12.21   $    11.31
Net assets                         $ 1,451,109   $ 1,194,688   $   874,252   $   357,491   $  157,643
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%        0.90%
Investment income ratio**                 2.40%         2.12%         2.15%         8.61%        3.46%
Total return***                          (2.47)%       14.74%        (1.71)%        7.96%       19.18%

American Century Heritage
Units                                   36,446        18,965        16,848         5,602        2,900
Unit value                         $     14.95   $     10.70   $      9.52   $      8.12   $     7.90
Net assets                         $   544,817   $   202,807   $   160,374   $    45,490   $   22,908
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%        0.90%
Investment income ratio**                   --%           --%           --%           --%          --%
Total return***                          39.78%        12.36%        17.25%         2.78%       13.51%

                         Variable Annuity Account XIV -
                  Security Benefit Advisor Variable Annuity of
                     Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                2007          2006          2005          2004         2003
------------------------------------------------------------------------------------------------------
American Century
International Growth
Units                                  118,433       115,933        76,879        26,679       10,435
Unit value                         $     12.28   $     10.93   $      9.11   $      8.38   $     7.57
Net assets                         $ 1,454,392   $ 1,266,609   $   700,160   $   223,440   $   78,996
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%        0.90%
Investment income ratio**                 0.36%         0.61%         2.13%         1.12%        0.96%
Total return***                          12.40%        19.96%         8.74%        10.70%       18.28%

American Century Select
Units                                   60,269       125,349       109,953        86,670       73,396
Unit value                         $      8.35   $      7.16   $      7.60   $      7.85   $     7.62
Net assets                         $   503,478   $   897,011   $   835,265   $   680,284   $  559,295
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%        0.90%
Investment income ratio**                   --%         0.19%         0.54%           --%          --%
Total return***                          16.69%        (5.79)%       (3.23)%        3.02%       19.62%

American Century Strategic
Allocation: Aggressive (1)
Units                                   34,208            99            --            --           --
Unit value                         $     11.13   $     10.10   $        --   $        --   $       --
Net assets                         $   380,875   $     1,004   $        --   $        --   $       --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%          --%
Investment income ratio**                 2.04%         2.33%           --%           --%          --%
Total return***                          10.21%         1.02%           --%           --%          --%

American Century Strategic
Allocation: Conservative
Units                                   12,667            --            --            --           --
Unit value****                     $     10.34   $     10.02   $        --   $        --   $       --
Net assets                         $   130,970   $        --   $        --   $        --   $       --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%          --%
Investment income ratio**                 0.19%           --%           --%           --%          --%
Total return***                           3.18%           --%           --%           --%          --%

                         Variable Annuity Account XIV -
                  Security Benefit Advisor Variable Annuity of
                     Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                2007          2006          2005          2004         2003
------------------------------------------------------------------------------------------------------
American Century Strategic
Allocation: Moderate
Units                                      397            --            --            --           --
Unit value****                     $     10.75   $     10.08   $        --   $        --   $       --
Net assets                         $     4,268   $        --   $        --   $        --   $       --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%          --%
Investment income ratio**                16.97%           --%           --%           --%          --%
Total return***                           6.63%           --%           --%           --%          --%

American Century Ultra
Units                                   16,290        17,253        11,623         3,827          283
Unit value                         $     12.41   $     10.62   $     11.45   $     11.68   $    11.01
Net assets                         $   202,207   $   183,267   $   133,016   $    44,721   $    3,110
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%        0.90%
Investment income ratio**                   --%           --%           --%           --%          --%
Total return***                          16.86%        (7.18)%       (2.04)%        6.09%        3.09%

Aston/Optimum Mid Cap
Units                                   50,601            --            --            --           --
Unit value****                     $     11.08   $     10.21   $        --   $        --   $       --
Net assets                         $   560,806   $        --   $        --   $        --   $       --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%          --%
Investment income ratio**                14.36%           --%           --%           --%          --%
Total return***                           8.56%           --%           --%           --%          --%

Baron Asset (1)
Units                                   13,714           325            --            --           --
Unit value                         $     10.63   $     10.03   $        --   $        --   $       --
Net assets                         $   145,745   $     3,257   $        --   $        --   $       --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%          --%
Investment income ratio**                   --%           --%           --%           --%          --%
Total return***                           5.90%         0.35%           --%           --%          --%

                         Variable Annuity Account XIV -
                  Security Benefit Advisor Variable Annuity of
                     Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                2007          2006          2005          2004         2003
------------------------------------------------------------------------------------------------------
Calamos Growth and
Income (1)
Units                                    3,162         5,382            --            --          --
Unit value                         $     10.54   $     10.01   $        --   $        --   $      --
Net assets                         $    33,347   $    53,851   $        --   $        --   $      --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%         --%
Investment income ratio**                 2.28%         1.15%           --%           --%         --%
Total return***                           5.33%         0.07%           --%           --%         --%

Calamos High Yield
Units                                    2,802            --            --            --          --
Unit value****                     $     10.04   $     10.03   $        --   $        --   $      --
Net assets                         $    28,143   $        --   $        --   $        --   $      --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%         --%
Investment income ratio**                14.04%           --%           --%           --%         --%
Total return***                           0.16%           --%           --%           --%         --%

Dreyfus Appreciation
Units                                  266,314       225,480       189,162       149,939      84,198
Unit value                         $      9.71   $      9.48   $      8.48   $      8.47   $    8.34
Net assets                         $ 2,588,291   $ 2,137,674   $ 1,603,747   $ 1,269,149   $ 701,866
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%       0.90%
Investment income ratio**                 1.49%         1.57%         1.50%         1.69%       2.17%
Total return***                           2.45%        11.82%         0.16%         1.56%      15.83%

Dreyfus General Money
Market
Units                                  131,797        71,401        60,374        52,667      14,420
Unit value                         $      8.89   $      8.86   $      8.85   $      8.99   $    9.31
Net assets                         $ 1,171,785   $   632,797   $   534,492   $   473,945   $ 134,320
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%       0.90%
Investment income ratio**                 3.89%         5.27%         2.52%         0.40%       0.48%
Total return***                           0.36%         0.15%        (1.64)%       (3.44)%     (3.62)%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                2007          2006          2005          2004          2003
-------------------------------------------------------------------------------------------------------
Dreyfus Mid Cap Value
Units                                   38,170        30,471        22,053        10,376         3,357
Unit value                         $     11.60   $     11.44   $     10.77   $     10.36   $      9.17
Net assets                         $   443,033   $   348,497   $   237,408   $   107,528   $    30,774
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%         0.90%
Investment income ratio**                 0.17%         1.35%           --%           --%           --%
Total return***                           1.41%         6.23%         3.94%        12.98%        51.57%

Dreyfus Premier Strategic
Value
Units                                  110,401        45,524        27,089        12,600         3,656
Unit value                         $     13.16   $     12.93   $     11.21   $     10.76   $      9.52
Net assets                         $ 1,453,077   $   588,551   $   303,505   $   135,573   $    34,794
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%         0.90%
Investment income ratio**                 1.18%         2.33%         2.12%           --%            -%
Total return***                           1.80%        15.38%         4.12%        13.03%        32.59%

Dryden Small-Cap Core
Equity
Units                                       45            --            --            --            --
Unit value****                     $      9.34   $     10.00   $        --   $        --   $        --
Net assets                         $       423   $        --   $        --   $        --   $        --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%           --%
Investment income ratio**                   --%           --%           --%           --%           --%
Total return***                          (6.56)%          --%           --%           --%           --%

Federated Bond (1)
Units                                   11,358         6,580            --            --            --
Unit value                         $     10.01   $      9.91   $        --   $        --   $        --
Net assets                         $   113,716   $    65,233   $        --   $        --   $        --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%           --%
Investment income ratio**                 7.60%         0.03%           --%           --%           --%
Total return***                           0.96%        (0.87)%          --%           --%           --%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                2007          2006          2005          2004          2003
-------------------------------------------------------------------------------------------------------
Fidelity Advisor Dividend
Growth
Units                                   47,645        46,600        35,208        25,374         9,987
Unit value                         $      8.93   $      9.26   $      8.44   $      8.52   $      8.42
Net assets                         $   425,267   $   431,415   $   297,300   $   216,093   $    84,098
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%         0.90%
Investment income ratio**                 0.46%         0.89%           --%         1.18%         0.70%
Total return***                          (3.59)%        9.63%        (0.87)%        1.19%        13.78%

Fidelity Advisor International
Capital Appreciation
Units                                   27,460        59,175        64,197        71,828        62,572
Unit value                         $     13.25   $     13.20   $     11.99   $     11.00   $     10.38
Net assets                         $   363,969   $   781,371   $   769,451   $   790,368   $   650,051
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%         0.90%
Investment income ratio**                 0.03%         0.39%         0.80%           --%           --%
Total return***                           0.37%        10.12%         9.01%         5.97%        35.51%

Fidelity Advisor Mid Cap
Units                                   25,261        21,368        20,691        16,206         7,252
Unit value                         $     13.11        $12.45   $     11.45   $     11.00   $      9.87
Net assets                         $   331,124   $   265,982   $   236,983   $   178,359   $    71,623
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%         0.90%
Investment income ratio**                   --%           --%           --%         3.93%           --%
Total return***                           5.31%         8.69%         4.07%        11.45%        35.02%

Fidelity Advisor Real Estate
Units                                   29,403        30,062        17,231         8,756           557
Unit value                         $     17.31   $     21.99   $     16.86   $     15.12   $     11.81
Net assets                         $   508,737   $   661,133   $   290,541   $   132,372   $     6,574
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%         0.90%
Investment income ratio**                 0.58%         0.78%         1.99%         7.79%         2.28%
Total return***                         (21.31)%       30.43%        11.54%        28.03%         5.54%

                         Variable Annuity Account XIV -
                  Security Benefit Advisor Variable Annuity of
                     Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                2007          2006          2005          2004          2003
-------------------------------------------------------------------------------------------------------
Fidelity Advisor Value
Strategies
Units                                   58,078        54,355        45,222        26,417        11,170
Unit value                         $     12.97   $     12.84   $     11.54   $     11.74   $     10.68
Net assets                         $   753,506   $   697,681   $   521,969   $   310,177   $   119,281
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%         0.90%
Investment income ratio**                   --%           --%           --%         0.58%           --%
Total return***                           1.08%        11.21%        (1.70)%        9.93%        48.95%

Goldman Sachs Emerging
Markets Equity (1)
Units                                    8,712         1,079            --            --            --
Unit value                         $     12.84   $     10.45   $        --   $        --   $        --
Net assets                         $   111,920   $    11,274   $        --   $        --   $        --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%           --%
Investment income ratio**                 0.40%           --%           --%           --%           --%
Total return***                          22.87%         4.52%           --%           --%           --%

Goldman Sachs Government
Income (1)
Units                                   32,340        15,610            --            --            --
Unit value                         $     10.18   $      9.91   $        --   $        --   $        --
Net assets                         $   329,164   $   154,743   $        --   $        --   $        --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%           --%
Investment income ratio**                 4.05%         0.04%           --%           --%           --%
Total return***                           2.70%        (0.90)%          --%           --%           --%

Janus Adviser INTECH Risk-
Managed Core (1)
Units                                    1,433           212            --            --            --
Unit value                         $     10.30   $     10.08   $        --   $        --   $        --
Net assets                         $    14,755   $     2,139   $        --   $        --   $        --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%           --%
Investment income ratio**                 1.72%         0.46%           --%           --%           --%
Total return***                           2.12%         0.85%           --%           --%           --%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                2007          2006          2005          2004          2003
-------------------------------------------------------------------------------------------------------
Janus Adviser International
Growth (1)
Units                                   94,946           781            --            --            --
Unit value                         $     12.47   $     10.28   $        --   $        --   $        --
Net assets                         $ 1,183,617   $     8,020   $        --   $        --   $        --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%           --%
Investment income ratio**                 1.98%         1.42%           --%           --%           --%
Total return***                          21.30%         2.77%           --%           --%           --%

Jennison 20/20 Focus
Units                                    7,764            --            --            --            --
Unit value****                     $     10.61   $     10.03   $        --   $        --   $        --
Net assets                         $    82,414   $        --   $        --   $        --   $        --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%           --%
Investment income ratio**                   --%           --%           --%           --%           --%
Total return***                           5.79%           --%           --%           --%           --%

Jennison Small Company (1)
Units                                    7,345        13,421            --            --            --
Unit value                         $     10.43   $      9.90   $        --   $        --   $        --
Net assets                         $    76,650   $   132,809   $        --   $        --   $        --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%           --%
Investment income ratio**                 0.30%           --%           --%           --%           --%
Total return***                           5.41%        (1.01)%          --%           --%           --%

Neuberger Berman
Partners
Units                                    1,547            --            --            --            --
Unit value****                     $     10.54   $      9.99   $        --   $        --   $        --
Net assets                         $    16,311   $        --   $        --   $        --   $        --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%           --%
Investment income ratio**                 0.41%           --%           --%           --%           --%
Total return***                           5.49%           --%           --%           --%           --%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                2007          2006          2005          2004          2003
-------------------------------------------------------------------------------------------------------
Neuberger Berman Socially
Responsive (2)
Units                                    3,893         2,407            --            --            --
Unit value                         $     10.84   $     10.51   $        --   $        --   $        --
Net assets                         $    42,201   $    25,290   $        --   $        --   $        --
Ratio of expenses to net assets*          0.90%         0.90%           --%           --%           --%
Investment income ratio**                 0.64%         0.13%           --%           --%           --%
Total return***                           3.19%         5.07%           --%           --%           --%

Northern Institutional
Balanced
Units                                    9,456         6,904         5,547         3,846           105
Unit value                         $     11.36   $     11.32   $     10.94   $     10.88   $     10.72
Net assets                         $   107,397   $    78,171   $    60,672   $    41,856   $     1,125
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%         0.90%
Investment income ratio**                 2.93%         2.36%         1.88%         3.45%         0.29%
Total return***                           0.30%         3.51%         0.51%         1.49%         1.42%

Northern Large Cap Value
Units                                   16,579        16,307        11,163         5,926            37
Unit value                         $     13.12   $     14.16   $     12.34   $     12.42   $     11.65
Net assets                         $   217,473   $   230,945   $   137,765   $    73,593   $       427
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%         0.90%
Investment income ratio**                 2.98%         2.13%         2.14%         2.09%         1.22%
Total return***                          (7.35)%       14.75%        (0.63)%        6.61%        11.61%

Northern Select Equity
Units                                    6,157         4,087         4,553           294           169
Unit value                         $     12.93   $     11.40   $     10.97   $     10.98   $     10.95
Net assets                         $    79,640   $    46,602   $    49,941   $     3,234   $     1,853
Ratio of expenses to net assets*          0.90%         0.90%         0.90%         0.90%         0.90%
Investment income ratio**                 0.44%         0.34%         0.24%         0.42%           --%
Total return***                          13.47%         3.89%        (0.10)%        0.27%         3.60%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                               2007         2006         2005         2004       2003
------------------------------------------------------------------------------------------------
PIMCO All Asset
Units                                     335           --           --           --         --
Unit value****                     $    10.17   $     9.83   $       --   $       --   $     --
Net assets                         $    3,413   $       --   $       --   $       --   $     --
Ratio of expenses to net assets*         0.90%        0.90%          --%          --%        --%
Investment income ratio**                8.05%          --%          --%          --%        --%
Total return***                          3.48%          --%          --%          --%        --%

PIMCO Foreign Bond (U.S.
Dollar-Hedged) (1)
Units                                   4,030        4,243           --           --         --
Unit value                         $     9.82   $     9.89   $       --   $       --   $     --
Net assets                         $   39,578   $   41,958   $       --   $       --   $     --
Ratio of expenses to net assets*         0.90%        0.90%          --%          --%        --%
Investment income ratio**                1.47%        0.09%          --%          --%        --%
Total return***                         (0.71)%      (1.07)%         --%          --%        --%

PIMCO Real Return
Units                                 142,940      140,952      127,351       26,708        965
Unit value                         $    10.29   $     9.66   $    10.08   $    10.29   $   9.87
Net assets                         $1,471,181   $1,362,923   $1,285,559   $  275,958   $  9,525
Ratio of expenses to net assets*         0.90%        0.90%        0.90%        0.90%      0.90%
Investment income ratio**                4.15%        3.20%        5.62%        8.36%      0.27%
Total return***                          6.57%       (4.22)%      (2.00)%       4.26%      0.30%

PIMCO Total Return
Units                                  96,431       65,976       42,523       19,758        602
Unit value                         $     9.95   $     9.56   $     9.62   $     9.80   $   9.76
Net assets                         $  959,586   $  630,782   $  409,473   $  193,841   $  5,878
Ratio of expenses to net assets*         0.90%        0.90%        0.90%        0.90%      0.90%
Investment income ratio**                4.60%        5.09%        3.23%        5.59%      0.30%
Total return***                          4.15%       (0.68)%      (1.78)%       0.41%      0.93%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                               2007         2006         2005         2004      2003
------------------------------------------------------------------------------------------------
Royce Opportunity (1)
Units                                   5,997          729           --           --         --
Unit value                         $     9.47   $    10.08   $       --   $       --   $     --
Net assets                         $   56,825   $    7,348   $       --   $       --   $     --
Ratio of expenses to net assets*         0.90%        0.90%          --%          --%        --%
Investment income ratio**                0.57%          --%          --%          --%        --%
Total return***                         (5.98)%       0.77%          --%          --%        --%

Royce Value
Units                                  12,314           --           --           --         --
Unit value****                     $     9.88   $     9.90   $       --   $       --   $     --
Net assets                         $  121,642   $       --   $       --   $       --   $     --
Ratio of expenses to net assets*         0.90%        0.90%          --%          --%        --%
Investment income ratio**                2.71%          --%          --%          --%        --%
Total return***                         (0.22)%         --%          --%          --%        --%

RS Information Age
Units                                     956           --           --           --         --
Unit value****                     $    11.74   $     9.98   $       --   $       --   $     --
Net assets                         $   11,223   $       --   $       --   $       --   $     --
Ratio of expenses to net assets*         0.90%        0.90%          --%          --%        --%
Investment income ratio**                  --%          --%          --%          --%        --%
Total return***                         17.54%          --%          --%          --%        --%

RS Partners
Units                                  82,691       81,393       68,570       40,435      1,087
Unit value                         $    17.21   $    18.60   $    17.39   $    16.15   $  12.74
Net assets                         $1,422,920   $1,514,338   $1,192,227   $  653,061   $ 13,846
Ratio of expenses to net assets*         0.90%        0.90%        0.90%        0.90%      0.90%
Investment income ratio**                0.33%        0.29%          --%        8.90%        --%
Total return***                         (7.50)%       6.98%        7.66%       26.77%     11.56%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                               2007         2006         2005         2004        2003
------------------------------------------------------------------------------------------------
RS Value (1)
Units                                   6,756          139           --           --         --
Unit value                         $    10.10   $    10.12   $       --   $       --   $     --
Net assets                         $   68,250   $    1,406   $       --   $       --   $     --
Ratio of expenses to net assets*         0.90%        0.90%          --%          --%        --%
Investment income ratio**                0.66%        2.18%          --%          --%        --%
Total return***                         (0.23)%       1.24%          --%          --%        --%

Rydex Sector Rotation
Units                                  62,937       55,493       38,738        4,039        115
Unit value                         $    16.73   $    14.28   $    13.34   $    12.15   $  11.45
Net assets                         $1,053,000   $  792,583   $  516,788   $   49,075   $  1,317
Ratio of expenses to net assets*         0.90%        0.90%        0.90%        0.90%      0.90%
Investment income ratio**                  --%          --%          --%          --%        --%
Total return***                         17.14%        7.05%        9.79%        6.11%      0.70%

Security Alpha Opportunity
Units                                  38,594       24,929       18,211        9,287         42
Unit value                         $    15.83   $    13.93   $    12.89   $    12.50   $  11.57
Net assets                         $  610,791   $  347,341   $  234,670   $  116,140   $    480
Ratio of expenses to net assets*         0.90%        0.90%        0.90%        0.90%      0.90%
Investment income ratio**                  --%          --%          --%       12.94%        --%
Total return***                         13.59%        8.15%        3.05%        8.04%      0.70%

Security Capital Preservation
Units                                 103,167      103,376      117,059      113,336     66,733
Unit value                         $     9.79   $    10.16   $    10.14   $    10.34   $  10.13
Net assets                         $1,009,972   $1,053,604   $1,191,068   $1,174,013   $676,054
Ratio of expenses to net assets*         0.90%        0.90%        0.90%        0.90%      0.90%
Investment income ratio**                4.71%        3.80%        3.50%        7.36%     318.0%
Total return***                         (3.63)%       0.11%       (1.87)%       2.07%     (0.49)%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                               2007         2006         2005         2004        2003
------------------------------------------------------------------------------------------------
Security Diversified Income
Units                                  26,267       31,577       47,422       39,926     41,660
Unit value                         $    10.08   $    10.24   $    10.27   $    10.52   $  10.58
Net assets                         $  264,777   $  323,158   $  487,200   $  419,782   $440,637
Ratio of expenses to net assets*         0.90%        0.90%        0.90%        0.90%      0.90%
Investment income ratio**                4.36%        3.91%        4.36%        4.84%      4.72%
Total return***                         (1.50)%      (0.32)%      (2.35)%      (0.57)%    (1.21)%

Security Equity
Units                                   8,153        7,391        5,454        4,501      1,491
Unit value                         $     7.79   $     8.54   $     7.93   $     7.94   $   7.69
Net assets                         $   63,546   $   63,128   $   43,241   $   35,745   $ 11,466
Ratio of expenses to net assets*         0.90%        0.90%        0.90%        0.90%      0.90%
Investment income ratio**                  --%          --%        0.63%       10.00%      0.29%
Total return***                         (8.75)%       7.73%       (0.18)%       3.25%     12.76%

Security Global
Units                                 163,241      161,225      127,016       82,366     67,706
Unit value                         $    13.21   $    12.35   $    11.01   $    10.13   $   8.93
Net assets                         $2,157,176   $1,991,314   $1,398,941   $  834,254   $604,408
Ratio of expenses to net assets*         0.90%        0.90%        0.90%        0.90%      0.90%
Investment income ratio**                0.18%          --%          --%          --%        --%
Total return***                          6.95%       12.15%        8.75%       13.44%     36.13%

Security High Yield
Units                                  40,194       31,311       17,880        6,915        615
Unit value                         $    11.52   $    11.76   $    11.09   $    11.16   $  10.46
Net assets                         $  462,828   $  368,318   $  198,345   $   77,183   $  6,427
Ratio of expenses to net assets*         0.90%        0.90%        0.90%        0.90%      0.90%
Investment income ratio**                6.65%        7.58%        6.27%        4.38%      8.93%
Total return***                         (2.11)%       6.03%       (0.62)%       6.69%      6.95%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                  2007              2006             2005             2004            2003
--------------------------------------------------------------------------------------------------------------------
Security Income
Opportunity (4)
Units                                     24,369            24,034           15,287            1,637              --
Unit value                         $       10.02     $       10.30    $       10.10    $       10.05    $         --
Net assets                         $     244,083     $     248,181    $     155,139    $      16,478    $         --
Ratio of expenses to net assets*            0.90%             0.90%            0.90%            0.90%             --%
Investment income ratio**                   6.44%             6.48%            5.63%            1.34%             --%
Total return***                            (2.71)%            1.90%            0.57%            0.50%             --%

Security Large Cap Value
Units                                     39,124            61,182           16,387            5,811           2,351
Unit value                         $       10.88     $       10.82    $        9.31    $        8.83    $       8.34
Net assets                         $     425,685     $     662,009    $     152,634    $      51,353    $     19,635
Ratio of expenses to net assets*            0.90%             0.90%            0.90%            0.90%           0.90%
Investment income ratio**                   0.39%             0.06%            0.81%              --%           0.40%
Total return***                             0.56%            16.18%            5.43%            5.88%          22.29%

Security Mid Cap Growth
Units                                     61,791            59,809           45,518           25,683           8,214
Unit value                         $        8.88     $       10.25    $       10.19    $        9.90    $       9.39
Net assets                         $     548,896     $     613,198    $     463,972    $     254,304    $     77,148
Ratio of expenses to net assets*            0.90%             0.90%            0.90%            0.90%           0.90%
Investment income ratio**                     --%               --%              --%            8.54%             --%
Total return***                           (13.36)%            0.58%            2.95%            5.43%          44.91%

Security Mid Cap Value
Units                                    175,670           163,991          146,052          109,248          67,622
Unit value                         $       17.20     $       17.71    $       16.02    $       14.39    $      11.80
Net assets                         $   3,021,013     $   2,904,584    $   2,340,001    $   1,572,450    $    798,092
Ratio of expenses to net assets*            0.90%             0.90%            0.90%            0.90%           0.90%
Investment income ratio**                   0.36%             0.61%              --%            8.60%             --%
Total return***                            (2.91)%           10.56%           11.32%           21.95%          46.04%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                  2007              2006             2005             2004            2003
--------------------------------------------------------------------------------------------------------------------

Security Select 25 (2)
Units                                     21,383            19,156               --               --              --
Unit value                         $        8.88     $        9.87    $          --    $          --    $         --
Net assets                         $     189,821     $     188,987    $          --    $          --    $         --
Ratio of expenses to net assets*            0.90%             0.90%              --%              --%             --%
Investment income ratio**                     --%               --%              --%              --%             --%
Total return***                           (10.02)%           (1.33)%             --%              --%             --%

Security Small Cap Growth
Units                                     18,114            19,024           12,285            4,363           3,120
Unit value                         $       10.49     $       10.41    $       10.36    $       10.09    $       9.03
Net assets                         $     190,054     $     198,086    $    1 27,213    $      44,022    $     28,179
Ratio of expenses to net assets*            0.90%             0.90%            0.90%            0.90%           0.90%
Investment income ratio**                     --%               --%              --%              --%             --%
Total return***                             0.77%             0.56%            2.64%           11.74%          49.01%

T. Rowe Price Capital
Appreciation (1)
Units                                      8,335               281               --               --              --
Unit value                         $       10.11     $       10.09    $          --    $          --    $         --
Net assets                         $      84,517     $       2,835    $          --    $          --    $         --
Ratio of expenses to net assets*            0.90%             0.90%              --%              --%             --%
Investment income ratio**                  15.07%             4.03%              --%              --%             --%
Total return***                             0.28%             0.86%              --%              --%             --%

T. Rowe Price Growth
Stock (1)
Units                                     56,336            14,530               --               --              --
Unit value                         $       10.68     $       10.11    $          --    $          --    $         --
Net assets                         $     601,682     $     146,968    $          --    $          --    $         --
Ratio of expenses to net assets*            0.90%             0.90%              --%              --%             --%
Investment income ratio**                   0.20%             0.06%              --%              --%             --%
Total return***                             5.63%             1.10%              --%              --%             --%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                  2007              2006             2005             2004            2003
--------------------------------------------------------------------------------------------------------------------
Van Kampen Aggressive
Growth
Units                                     14,044            14,618           11,031            5,104           2,550
Unit value                         $        8.80     $        7.77    $        7.71    $        7.23    $       6.53
Net assets                         $     123,687     $     113,637    $      85,049    $      36,884    $     16,649
Ratio of expenses to net assets*            0.90%             0.90%            0.90%            0.90%           0.90%
Investment income ratio**                     --%               --%              --%              --%             --%
Total return***                            13.24%             0.83%            6.68%           10.72%          30.08%

Van Kampen Comstock
Units                                    276,143           294,804          242,756          156,796          87,488
Unit value                         $       10.43     $       11.06    $        9.90    $        9.88    $       8.74
Net assets                         $   2,879,348     $   3,260,300    $   2,405,155    $   1,549,235    $    764,451
Ratio of expenses to net assets*            0.90%             0.90%            0.90%            0.90%           0.90%
Investment income ratio**                   1.79%             2.00%            1.80%            1.34%           1.87%
Total return***                            (5.67)%           11.63%            0.21%           13.04%          25.94%

Van Kampen Equity and
Income
Units                                    172,895           152,412           96,696           52,306          16,063
Unit value                         $       11.95     $       12.04    $       11.12    $       10.72    $       9.98
Net assets                         $   2,066,269     $   1,834,396    $   1,075,240    $     560,903    $    160,206
Ratio of expenses to net assets*            0.90%             0.90%            0.90%            0.90%           0.90%
Investment income ratio**                   2.37%             2.38%            2.12%            2.45%           2.43%
Total return***                            (0.71)%            8.23%            3.69%            7.41%          17.55%

Wells Fargo Advantage
Growth
Units                                     23,223            12,735            7,657            3,543           2,683
Unit value                         $        9.10     $        7.42    $        7.14    $        6.66    $       6.10
Net assets                         $     211,471     $      94,426    $      54,669    $      23,584    $     16,347
Ratio of expenses to net assets*            0.90%             0.90%            0.90%            0.90%           0.90%
Investment income ratio**                     --%               --%              --%              --%             --%
Total return***                            22.70%             3.84%            7.26%            9.18%          18.45%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                          Notes to Financial Statements

1. Organization and Significant Accounting Policies (continued)

Subaccount                                 2007             2006           2005          2004          2003
-----------------------------------------------------------------------------------------------------------
Wells Fargo Advantage
Growth and Income
Units                                     7,123            6,079          5,562         7,157         5,029
Unit value                         $       8.44    $        8.57   $       7.71   $      8.15   $      7.79
Net assets                         $     60,129    $      52,103   $     42,886   $    58,348   $    39,169
Ratio of expenses to net assets*           0.90%            0.90%          0.90%         0.90%         0.90%
Investment income ratio**                  0.72%            0.57%          0.58%         0.49%         0.39%
Total return***                           (1.50)%          11.17%         (5.45)%        4.62%        16.10%

Wells Fargo Advantage
Opportunity
Units                                     7,552            6,483          5,236         4,506         3,347
Unit value                         $      10.60    $       10.50   $       9.76   $      9.47   $      8.39
Net assets                         $     80,060    $      68,042   $     51,095   $    42,645   $    28,053
Ratio of expenses to net assets*           0.90%            0.90%          0.90%         0.90%         0.90%
Investment income ratio**                  1.41%            0.17%            --%           --%           --%
Total return***                            1.01%            7.56%          3.08%        12.87%        32.13%

Wells Fargo Advantage Small
Cap Value
Units                                    74,412           74,042         67,149        52,532        54,273
Unit value                         $      18.25    $       17.21   $      15.85   $     14.35   $     12.45
Net assets                         $  1,357,703    $   1,274,257   $  1,064,144   $   753,807   $   675,421
Ratio of expenses to net assets*           0.90%            0.90%          0.90%         0.90%         0.90%
Investment income ratio**                  0.02%              --%            --%        11.10%           --%
Total return***                            6.02%            8.61%         10.44%        15.26%        42.78%

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

   ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

   ****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

   (1) For the period from  December 1, 2006  (inception  date) to December  31,
       2006.

   (2) For the period from April 27, 2006 (inception date) to December 31, 2006.

   (3) For the period from March 24, 2006 (inception date) to December 31, 2006.

   (4) For the period from April 1, 2004 (inception date) to December 31, 2004.

   5. Subsequent Event

   On June 28, 2007, SBC and SBL entered into a purchase agreement to acquire 100% of the outstanding capital stock of Rydex Holdings, Inc. the parent of PADCO Advisors II, Inc., which operates under the name of Rydex Investments and serves as advisor to the Rydex Variable Trust. The transaction was effective and closed on January 17, 2008.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
SecureDesigns Variable Annuity
Year Ended December 31, 2007
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2007

                                    Contents

Report of Independent Registered Public Accounting Firm ...................    1

Audited Financial Statements

Statements of Net Assets ..................................................    3
Statements of Operations ..................................................   16
Statements of Changes in Net Assets .......................................   29
Notes to Financial Statements .............................................   45

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - SecureDesigns Variable Annuity
  and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, American Century VP Mid Cap Value, American Century VP Ultra, American Century VP Value, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Franklin Income Securities, Franklin Small Cap Value Securities, Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Global High Yield Bond, Legg Mason Partners Variable Small Cap Growth, MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Mutual Discovery Securities, Neuberger Berman AMT Socially Responsive, Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Small Cap StocksPLUS TR, Royce Micro-Cap, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Rydex VT Absolute Return Strategies, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation, SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, Van Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging Markets Equity, and Van Kampen UIF Equity and Income Subaccounts, which are available for investment by contract owners of the SecureDesigns Variable Annuity, as of December 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the SecureDesigns Variable Annuity at December 31, 2007, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

March 31, 2008

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                            Statements of Net Assets

                                December 31, 2007

                                                      AIM V.I.        AIM V.I.        AIM V.I.        AIM V.I.
                                      AIM V.I.        Capital      Global Health    Global Real    International
                                    Basic Value     Development        Care           Estate          Growth
                                   ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $  10,152,160   $  11,001,695   $   6,985,617   $  30,968,902   $  58,313,721
                                   ------------------------------------------------------------------------------
Total assets                          10,152,160      11,001,695       6,985,617      30,968,902      58,313,721
                                   ------------------------------------------------------------------------------
Net assets                         $  10,152,160   $  11,001,695   $   6,985,617   $  30,968,902   $  58,313,721
                                   ==============================================================================

Net assets:
   Accumulation assets             $  10,152,160   $  11,001,695   $   6,985,617   $  30,968,902   $  58,313,721
   Annuity assets                             --              --              --              --              --
                                   ------------------------------------------------------------------------------
Net assets                         $  10,152,160   $  11,001,695   $   6,985,617   $  30,968,902   $  58,313,721
                                   ==============================================================================

Units outstanding:                       690,276         979,487         509,166       1,336,969       3,263,735

Unit value                         $       14.71   $       11.23   $       13.72   $       23.17   $       17.87

Mutual funds, at cost              $  10,057,645   $  11,629,036   $   6,339,686   $  34,360,275   $  49,835,359
Mutual fund shares                       804,450         593,723         290,342       1,415,398       1,754,324

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                      AIM V.I.       American         American        American       Dreyfus IP
                                    Mid Cap Core    Century VP       Century VP      Century VP      Technology
                                       Equity      Mid Cap Value       Ultra           Value           Growth
                                   ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $   9,456,484   $     571,558   $  17,631,225   $   25,339,270   $  5,363,374
                                   ------------------------------------------------------------------------------
Total assets                           9,456,484         571,558      17,631,225       25,339,270      5,363,374
                                   ------------------------------------------------------------------------------
Net assets                         $   9,456,484   $     571,558   $  17,631,225   $   25,339,270   $  5,363,374
                                   ==============================================================================

Net assets:
   Accumulation assets             $   9,456,484   $     571,558   $  17,631,225   $   25,339,270   $  5,363,374
   Annuity assets                             --              --              --               --             --
                                   ------------------------------------------------------------------------------
Net assets                         $   9,456,484   $     571,558   $  17,631,225   $   25,339,270   $  5,363,374
                                   ==============================================================================

Units outstanding:                       606,376          65,248       1,344,652        1,785,939        479,769

Unit value                         $       15.59   $        8.76   $       13.11   $        14.19   $      11.18

Mutual funds, at cost              $   9,258,666   $     609,313   $  15,013,349   $   27,603,211   $  5,165,186
Mutual fund shares                       654,428          44,136       1,461,959        3,396,685        505,026

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                       Franklin
                                      Dreyfus VIF      Franklin       Small Cap      Janus Aspen    Janus Aspen
                                     International      Income          Value       INTECH Risk-     Large Cap
                                         Value         Securities     Securities    Managed Core      Growth
                                     ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $  26,499,170   $  21,937,535   $  1,556,548   $    445,902   $ 10,336,943
                                     ---------------------------------------------------------------------------
Total assets                            26,499,170      21,937,535      1,556,548        445,902     10,336,943
                                     ---------------------------------------------------------------------------
Net assets                           $  26,499,170   $  21,937,535   $  1,556,548   $    445,902   $ 10,336,943
                                     ===========================================================================

Net assets:
   Accumulation assets               $  26,499,170   $  21,937,535   $  1,556,548   $    445,902   $ 10,336,943
   Annuity assets                               --              --             --             --             --
                                     ---------------------------------------------------------------------------
Net assets                           $  26,499,170   $  21,937,535   $  1,556,548   $    445,902   $ 10,336,943
                                     ===========================================================================

Units outstanding:                       1,855,787       2,297,843        177,104         45,970      1,005,517

Unit value                           $       14.28   $        9.55   $       8.79   $       9.70   $      10.28

Mutual funds, at cost                $  26,243,399   $  22,082,743   $  1,655,798   $    445,847   $ 10,155,463
Mutual fund shares                       1,523,817       1,267,333         91,026         33,552        396,507

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                       Legg Mason      Legg Mason
                                                        Partners         Partners        Legg Mason
                                      Janus Aspen       Variable     Variable Global      Partners         MFS VIT
                                        Mid Cap        Aggressive      High Yield      Variable Small     Research
                                        Growth           Growth            Bond          Cap Growth     International
                                     ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $  38,427,996   $  11,707,446   $       510,555   $    1,356,675   $  20,040,202
                                     ---------------------------------------------------------------------------------
Total assets                            38,427,996      11,707,446           510,555        1,356,675      20,040,202
                                     ---------------------------------------------------------------------------------
Net assets                           $  38,427,996   $  11,707,446   $       510,555   $    1,356,675   $  20,040,202
                                     =================================================================================

Net assets:
   Accumulation assets               $  38,427,996   $  11,707,446   $       510,555   $    1,356,675   $  20,040,202
   Annuity assets                               --              --                --               --              --
                                     ---------------------------------------------------------------------------------
Net assets                           $  38,427,996   $  11,707,446   $       510,555   $    1,356,675   $  20,040,202
                                     =================================================================================

Units outstanding:                       3,589,215       1,166,382            54,439          128,684       1,631,567

Unit value                           $       10.71   $       10.04   $          9.38   $        10.54   $       12.28

Mutual funds, at cost                $  36,550,212   $  12,066,973   $       550,876   $    1,412,740   $  18,310,460
Mutual fund shares                         986,598         718,689            56,228           90,264       1,250,949

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                          Neuberger
                                                                          Mutual          Berman AMT     Oppenheimer
                                     MFS VIT Total      MFS VIT         Discovery          Socially       Core Bond
                                        Return         Utilities        Securities        Responsive       Fund/VA
                                     ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $  39,568,651   $  40,455,177   $    25,576,064   $    5,900,617   $  16,746,667
                                     ---------------------------------------------------------------------------------
Total assets                            39,568,651      40,455,177        25,576,064        5,900,617      16,746,667
                                     ---------------------------------------------------------------------------------
Net assets                           $  39,568,651   $  40,455,177   $    25,576,064   $    5,900,617   $  16,746,667
                                     =================================================================================

Net assets:
   Accumulation assets               $  39,568,651   $  40,455,177   $    25,576,064   $    5,900,617   $  16,746,667
   Annuity assets                               --              --                --               --              --
                                     ---------------------------------------------------------------------------------
Net assets                           $  39,568,651   $  40,455,177   $    25,576,064   $    5,900,617   $  16,746,667
                                     =================================================================================

Units outstanding:                       3,715,419       2,670,849         2,557,390          350,641       1,678,227

Unit value                           $       10.65   $       15.15   $         10.00   $        16.83   $        9.98

Mutual funds, at cost                $  38,972,680   $  35,835,107   $    25,476,463   $    5,421,133   $  16,501,330
Mutual fund shares                       1,845,553       1,186,021         1,079,614          330,382       1,525,197

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                    Oppenheimer                   PIMCO VIT                     PIMCO VIT
                                    Main Street                   Commodity-     PIMCO VIT    Foreign Bond
                                     Small Cap      PIMCO VIT     RealReturn     Emerging     (U.S. Dollar-
                                      Fund/VA       All Asset      Strategy    Markets Bond      Hedged)
                                   -------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 12,478,845   $ 17,971,617   $ 5,477,948   $    955,017   $  13,963,279
                                   -------------------------------------------------------------------------
Total assets                         12,478,845     17,971,617     5,477,948        955,017      13,963,279
                                   -------------------------------------------------------------------------
Net assets                         $ 12,478,845   $ 17,971,617   $ 5,477,948   $    955,017   $  13,963,279
                                   =========================================================================

Net assets:
   Accumulation assets             $ 12,478,845   $ 17,971,617   $ 5,418,432   $    955,017   $  13,963,279
   Annuity assets                            --             --        59,516             --              --
                                   -------------------------------------------------------------------------
Net assets                         $ 12,478,845   $ 17,971,617   $ 5,477,948   $    955,017   $  13,963,279
                                   =========================================================================

Units outstanding:                      722,144      1,439,331       453,091         95,557       1,403,874

Unit value                         $      17.28   $      12.49   $     12.09   $       9.99   $        9.94

Mutual funds, at cost              $ 12,384,919   $ 17,946,599   $ 4,943,251   $    964,456   $  13,903,084
Mutual fund shares                      692,116      1,533,414       410,333         69,862       1,379,771

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                 PIMCO VIT
                                                                 Small Cap                     RVT CLS
                                    PIMCO VIT      PIMCO VIT     StocksPLUS   Royce Micro-    AdvisorOne
                                   Low Duration    Real Return       TR           Cap          Amerigo
                                   -----------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 23,434,247   $ 59,695,997   $  151,571   $ 16,863,593   $ 85,939,313
                                   -----------------------------------------------------------------------
Total assets                         23,434,247     59,695,997      151,571     16,863,593     85,939,313
                                   -----------------------------------------------------------------------
Net assets                         $ 23,434,247   $ 59,695,997   $  151,571   $ 16,863,593   $ 85,939,313
                                   =======================================================================

Net assets:
   Accumulation assets             $ 23,434,247   $ 59,695,997   $  151,571   $ 16,863,593   $ 85,939,313
   Annuity assets                            --             --           --             --             --
                                   -----------------------------------------------------------------------
Net assets                         $ 23,434,247   $ 59,695,997   $  151,571   $ 16,863,593   $ 85,939,313
                                   =======================================================================

Units outstanding:                    2,411,950      5,381,914       16,081      1,568,397      7,462,337

Unit value                         $       9.72   $      11.09   $     9.42   $      10.75   $      11.51

Mutual funds, at cost              $ 23,061,523   $ 59,216,827   $  150,378   $ 18,427,819   $ 83,856,909
Mutual fund shares                    2,275,170      4,749,085       15,249      1,251,937      2,196,251

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                    Rydex VT
                                      RVT CLS       Absolute
                                    AdvisorOne       Return     Rydex VT EP    Rydex VT EP   Rydex VT EP
                                     Clermont      Strategies    Aggressive   Conservative    Moderate
                                   ----------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 12,906,250   $ 2,420,161   $ 2,313,149   $  1,953,687   $ 7,910,563
                                   ----------------------------------------------------------------------
Total assets                         12,906,250     2,420,161     2,313,149      1,953,687     7,910,563
                                   ----------------------------------------------------------------------
Net assets                         $ 12,906,250   $ 2,420,161   $ 2,313,149   $  1,953,687   $ 7,910,563
                                   ======================================================================

Net assets:
   Accumulation assets             $ 12,906,250   $ 2,420,161   $ 2,313,149   $  1,953,687   $ 7,910,563
   Annuity assets                            --            --            --             --            --
                                   ----------------------------------------------------------------------
Net assets                         $ 12,906,250   $ 2,420,161   $ 2,313,149   $  1,953,687   $ 7,910,563
                                   ======================================================================

Units outstanding:                    1,228,726       248,338       235,157        196,589       803,268

Unit value                         $      10.50   $      9.74   $      9.84   $       9.94   $      9.85

Mutual funds, at cost              $ 14,605,450   $ 2,542,618   $ 2,397,123   $  1,964,323   $ 7,943,367
Mutual fund shares                      481,756        93,262        91,755         76,078       304,721

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                      Rydex VT                             SBL            SBL
                                      Rydex VT     Multi-Cap Core       Rydex VT          Alpha       Diversified
                                   Hedged Equity       Equity       Sector Rotation    Opportunity      Income
                                   -------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $     562,334   $    88,504      $    29,475,687   $ 22,786,413   $ 34,054,113
                                   -------------------------------------------------------------------------------
Total assets                             562,334        88,504           29,475,687     22,786,413     34,054,113
                                   -------------------------------------------------------------------------------
Net assets                         $     562,334   $    88,504      $    29,475,687   $ 22,786,413   $ 34,054,113
                                   ===============================================================================

Net assets:
   Accumulation assets             $     562,334   $    88,504      $    29,417,773   $ 22,786,413   $ 34,050,820
   Annuity assets                             --            --               57,914             --          3,293
                                   -------------------------------------------------------------------------------
Net assets                         $     562,334   $    88,504      $    29,475,687   $ 22,786,413   $ 34,054,113
                                   ===============================================================================

Units outstanding:                        58,176        10,187            1,625,367      1,423,905      3,074,940

Unit value                         $        9.67   $      8.69      $         18.13   $      16.00   $      11.08

Mutual funds, at cost              $     594,567   $    95,787      $    27,012,380   $ 19,179,140   $ 32,064,295
Mutual fund shares                        22,018         3,592            1,922,745      1,380,995      2,755,187

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                        SBL
                                     Enhanced          SBL           SBL             SBL            SBL
                                       Index         Equity     Equity Income      Global       High Yield
                                   -------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 25,395,335   $ 5,628,522   $  75,782,859   $ 84,451,474   $ 58,977,589
                                   -------------------------------------------------------------------------
Total assets                         25,395,335     5,628,522      75,782,859     84,451,474     58,977,589
                                   -------------------------------------------------------------------------
Net assets                         $ 25,395,335   $ 5,628,522   $  75,782,859   $ 84,451,474   $ 58,977,589
                                   =========================================================================

Net assets:
   Accumulation assets             $ 25,395,335   $ 5,570,060   $  75,782,859   $ 84,375,582   $ 58,977,589
   Annuity assets                            --        58,462              --         75,892             --
                                   -------------------------------------------------------------------------
Net assets                         $ 25,395,335   $ 5,628,522   $  75,782,859   $ 84,451,474   $ 58,977,589
                                   =========================================================================

Units outstanding:                    3,286,539       858,829       5,553,053      7,055,806      2,497,382

Unit value                         $       7.73   $      6.55   $       13.65   $      11.97   $      23.61

Mutual funds, at cost              $ 22,961,021   $ 5,118,982   $  63,010,758   $ 63,208,090   $ 54,961,985
Mutual fund shares                    2,271,497       229,081       3,242,741      7,031,763      3,074,953

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                        SBL            SBL            SBL
                                     Large Cap    Managed Asset      Mid Cap          SBL             SBL
                                       Value        Allocation       Growth      Mid Cap Value   Money Market
                                   ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 62,798,703   $  34,913,286   $ 22,844,279   $ 114,419,807   $ 80,492,005
                                   ---------------------------------------------------------------------------
Total assets                         62,798,703      34,913,286     22,844,279     114,419,807     80,492,005
                                   ---------------------------------------------------------------------------
Net assets                         $ 62,798,703   $  34,913,286   $ 22,844,279   $ 114,419,807   $ 80,492,005
                                   ===========================================================================

Net assets:
   Accumulation assets             $ 62,783,372   $  34,910,051   $ 22,814,424   $ 114,401,695   $ 80,468,442
   Annuity assets                        15,331           3,235         29,855          18,112         23,563
                                   ---------------------------------------------------------------------------
Net assets                         $ 62,798,703   $  34,913,286   $ 22,844,279   $ 114,419,807   $ 80,492,005
                                   ===========================================================================

Units outstanding:                    5,656,618       3,255,413      2,787,849       5,160,000      8,650,714

Unit value                         $      11.10   $       10.72   $       8.19   $       22.17   $       9.30

Mutual funds, at cost              $ 58,551,548   $  30,445,895   $ 21,729,138     $93,883,567   $ 78,559,944
Mutual fund shares                    2,247,627       1,774,951        815,867       2,401,759      6,038,410

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                      SBL            SBL                        Van Kampen
                                       SBL         Small Cap      Small Cap      Van Kampen        LIT
                                     Select 25      Growth          Value       LIT Comstock    Government
                                   -------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 22,148,056   $ 16,472,549   $ 54,273,127   $ 13,314,591   $ 48,071,972
                                   -------------------------------------------------------------------------
Total assets                         22,148,056     16,472,549     54,273,127     13,314,591     48,071,972
                                   -------------------------------------------------------------------------
Net assets                         $ 22,148,056   $ 16,472,549   $ 54,273,127   $ 13,314,591   $ 48,071,972
                                   =========================================================================

Net assets:
   Accumulation assets             $ 22,148,056   $ 16,439,351   $ 54,262,319   $ 13,314,591   $ 48,071,972
   Annuity assets                            --         33,198         10,808             --             --
                                   -------------------------------------------------------------------------
Net assets                         $ 22,148,056   $ 16,472,549   $ 54,273,127   $ 13,314,591   $ 48,071,972
                                   =========================================================================

Units outstanding:                    3,416,774      2,378,940      2,283,020      1,294,107      4,641,561

Unit value                         $       6.48   $       6.93   $      23.77   $      10.29   $      10.36

Mutual funds, at cost              $ 22,076,877   $ 14,002,578   $ 42,518,166   $ 13,972,408   $ 46,548,092
Mutual fund shares                    2,177,783        809,462      1,883,176        964,825      5,054,887

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                     Van Kampen        Van Kampen
                                    UIF Emerging    UIF Equity and
                                   Markets Equity        Income
                                   --------------------------------
Assets:
   Mutual funds, at market value   $   12,531,749   $   20,237,479
                                   --------------------------------
Total assets                           12,531,749       20,237,479
                                   --------------------------------
Net assets                         $   12,531,749   $   20,237,479
                                   ================================

Net assets:
   Accumulation assets             $   12,531,749   $   19,935,183
   Annuity assets                              --          302,296
                                   --------------------------------
Net assets                         $   12,531,749   $   20,237,479
                                   ================================

Units outstanding:                        988,886        1,895,535

Unit value                         $        12.68   $        10.68

Mutual funds, at cost              $   11,593,133   $   20,317,174
Mutual fund shares                        516,773        1,372,963

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2007

                                                                       AIM V.I.       AIM V.I.        AIM V.I.        AIM V.I.
                                                        AIM V.I.       Capital     Global Health    Global Real    International
                                                       Basic Value   Development        Care           Estate          Growth
                                                       ---------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                              $    34,945   $        --   $          --   $   2,064,065   $      212,546
   Expenses:
      Mortality and expense risk fee                       (61,776)      (48,767)        (35,055)       (239,532)        (286,874)
      Administrative fee                                   (16,551)      (12,726)         (9,317)        (63,011)         (74,411)
                                                       ---------------------------------------------------------------------------
Net investment income (loss)                               (43,382)      (61,493)        (44,372)      1,761,522         (148,739)

Net realized and unrealized capital gain (loss) on
   investments:
      Capital gains distributions                          587,497       857,350              --       4,926,444               --
      Realized capital gain (loss) on sales of fund
         shares                                            341,508       209,790         212,759       2,522,730        1,623,135
      Change in unrealized appreciation/depreciation
         on investments during the year                   (797,957)     (661,457)        380,645     (12,329,695)       3,776,119
                                                       ---------------------------------------------------------------------------
   Net realized and unrealized capital gain (loss)
      on investments                                       131,048       405,683         593,404      (4,880,521)       5,399,254
                                                       ---------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                       $    87,666   $   344,190   $     549,032   $  (3,118,999)  $    5,250,515
                                                       ===========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                              American
                                                AIM V.I.     Century VP    American       American     Dreyfus IP
                                              Mid Cap Core    Mid Cap     Century VP     Century VP    Technology
                                                 Equity        Value*       Ultra           Value        Growth*
                                              --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                     $      4,436   $    2,581   $        --   $    370,082   $       --
   Expenses:
      Mortality and expense risk fee               (43,820)        (930)      (86,330)      (167,344)     (15,204)
      Administrative fee                           (11,723)        (233)      (23,089)       (44,057)      (4,007)
                                              --------------------------------------------------------------------
Net investment income (loss)                       (51,107)       1,418      (109,419)       158,681      (19,211)

Net realized and unrealized capital gain
   (loss) on investments:
      Capital gains distributions                  133,279           --            --      2,114,713           --
      Realized capital gain (loss) on sales
         of fund shares                             60,537       (3,608)      316,369        152,214       76,020
      Change in unrealized
         appreciation/depreciation on
         investments during the year               188,730      (37,755)    2,413,672     (3,899,840)     128,112
                                              --------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                           382,546      (41,363)    2,730,041     (1,632,913)     204,132
                                              --------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                            $    331,439   $  (39,945)  $ 2,620,622   $ (1,474,232)  $  184,921
                                              ====================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                         Franklin
                                                         Dreyfus VIF       Franklin      Small Cap     Janus Aspen     Janus Aspen
                                                        International      Income          Value      INTECH Risk-     Large Cap
                                                            Value        Securities*    Securities*   Managed Core*      Growth*
                                                        ---------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                               $     434,752    $    66,219    $     1,183   $       1,571    $    27,678
   Expenses:
     Mortality and expense risk fee                          (171,290)       (28,682)        (2,994)           (806)       (16,364)
     Administrative fee                                       (44,460)        (7,441)          (774)           (206)        (4,213)
                                                        ---------------------------------------------------------------------------
Net investment income (loss)                                  219,002         30,096         (2,585)            559          7,101

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                            3,889,712         12,280         12,167             717             --
     Realized capital gain (loss) on sales
       of fund shares                                         337,818         34,472         (2,022)         (1,852)           818
     Change in unrealized
       appreciation/depreciation on
       investments during the year                         (3,436,620)      (145,208)       (99,250)             55        181,480
                                                        ---------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                                      790,910        (98,456)       (89,105)         (1,080)       182,298
                                                        ---------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                           $   1,009,912    $   (68,360)   $   (91,690)  $        (521)   $   189,399
                                                        ===========================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                       Legg Mason     Legg Mason
                                                                        Partners       Partners         Legg Mason
                                                         Janus Aspen     Variable   Variable Global      Partners       MFS VIT
                                                           Mid Cap     Aggressive      High Yield     Variable Small   Research
                                                           Growth*        Growth           Bond*        Cap Growth    International
                                                         ---------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                $    15,619   $       --   $        33,260   $          --   $          --
   Expenses:
     Mortality and expense risk fee                          (76,904)     (59,416)             (963)         (3,994)        (88,162)
     Administrative fee                                      (19,955)     (15,445)             (241)         (1,039)        (22,770)
                                                         ---------------------------------------------------------------------------
Net investment income (loss)                                 (81,240)     (74,861)           32,056          (5,033)       (110,932)

Net realized and unrealized capital gain (loss) on
   investments:
     Capital gains distributions                              87,779       94,709             1,902          83,651         124,952
     Realized capital gain (loss) on sales of fund
       shares                                                106,789      481,445            (2,484)         29,860         258,901
     Change in unrealized appreciation/depreciation on
       investments during the year                         1,877,783     (565,440)          (40,321)        (55,117)      1,137,450
                                                         ---------------------------------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                             2,072,351       10,714           (40,903)         58,394       1,521,303
                                                         ---------------------------------------------------------------------------
Net increase (decrease) in net assets from operations    $ 1,991,111   $  (64,147)  $        (8,847)  $      53,361   $   1,410,371
                                                         ===========================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                          Neuberger
                                                                              Mutual     Berman AMT   Oppenheimer
                                            MFS VIT Total     MFS VIT       Discovery     Socially     Core Bond
                                               Return        Utilities     Securities*   Responsive     Fund/VA*
                                            ----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $   1,095,327   $   154,175    $    39,191   $    1,059   $        --
   Expenses:
      Mortality and expense risk fee             (304,349)     (152,398)       (52,487)     (28,589)      (31,790)
      Administrative fee                          (79,474)      (39,173)       (13,723)      (7,782)       (8,173)
                                            ----------------------------------------------------------------------
Net investment income (loss)                      711,504       (37,396)       (27,019)     (35,312)      (39,963)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions               1,141,748     1,323,739         32,239       18,701            --
      Realized capital gain (loss) on
         sales of fund shares                     855,846       582,811         51,203       56,152       137,729
      Change in unrealized
         appreciation/depreciation on
         investments during the year           (1,407,834)    3,336,669         99,601      173,306       245,336
                                            ----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                     589,760     5,243,219        183,043      248,159       383,065
                                            ----------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                          $   1,301,264   $ 5,205,823    $   156,024   $  212,847   $   343,102
                                            ======================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                             Oppenheimer                 PIMCO VIT                      PIMCO VIT
                                             Main Street                Commodity-     PIMCO VIT      Foreign Bond
                                              Small Cap     PIMCO VIT   RealReturn     Emerging      (U.S. Dollar-
                                               Fund/VA      All Asset    Strategy    Markets Bond*       Hedged)
                                            -----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $    18,570   $ 1,318,369   $ 181,062       $ 9,081        $   366,602
   Expenses:
      Mortality and expense risk fee            (77,337)     (103,652)    (20,562)         (947)           (65,686)
      Administrative fee                        (21,456)      (27,352)     (5,327)         (241)           (16,996)
                                            -----------------------------------------------------------------------
Net investment income (loss)                    (80,223)    1,187,365     155,173         7,893            283,920

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions               401,613            --          --        13,664                 --
      Realized capital gain (loss) on
         sales of fund shares                   258,381        57,085     (18,867)          246            (84,509)
      Change in unrealized
         appreciation/depreciation on
         investments during the year           (959,204)       10,982     648,742        (9,439)           131,378
                                            -----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (299,210)       68,067     629,875         4,471             46,869
                                            -----------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                          $  (379,433)  $ 1,255,432   $ 785,048       $12,364        $   330,789
                                            =======================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                         PIMCO VIT
                                                                         Small Cap                    RVT CLS
                                              PIMCO VIT     PIMCO VIT    StocksPLUS      Royce       AdvisorOne
                                            Low Duration   Real Return      TR*        Micro-Cap      Amerigo
                                            --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $ 1,106,860   $  2,465,558    $ 2,697     $   246,280   $   306,087
   Expenses:
      Mortality and expense risk fee           (140,886)      (319,653)      (309)        (76,397)     (314,279)
      Administrative fee                        (36,700)       (84,981)       (77)        (19,838)      (80,560)
                                            --------------------------------------------------------------------
Net investment income (loss)                    929,274      2,060,924      2,311         150,045       (88,752)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                    --        131,032         --       1,403,366     3,097,290
      Realized capital gain (loss) on
         sales of fund shares                   (71,406)      (442,378)      (175)         62,430        57,340
      Change in unrealized
         appreciation/depreciation on
         investments during the year            606,688      3,408,903      1,193      (1,680,911)    2,323,424
                                            --------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   535,282      3,097,557      1,018        (215,115)    5,478,054
                                            --------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                          $ 1,464,556   $  5,158,481    $ 3,329     $   (65,070)  $ 5,389,302
                                            ====================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                            Rydex VT
                                              RVT CLS       Absolute
                                             AdvisorOne      Return     Rydex VT EP    Rydex VT EP    Rydex VT EP
                                              Clermont    Strategies*   Aggressive*   Conservative*    Moderate*
                                            ----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $   248,836    $  86,248    $  67,033      $  44,025       $ 174,644
   Expenses:
      Mortality and expense risk fee            (57,076)      (6,509)      (4,991)        (3,809)        (17,001)
      Administrative fee                        (14,482)      (1,645)      (1,275)        (1,000)         (4,367)
                                            ----------------------------------------------------------------------
Net investment income (loss)                    177,278       78,094       60,767         39,216         153,276

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions             1,758,014       22,262       10,400         19,582          21,338
      Realized capital gain (loss) on
         sales of fund shares                   134,452       (3,677)     (10,601)        64,011           6,706
      Change in unrealized
         appreciation/depreciation on
         investments during the year         (1,607,172)    (122,457)     (83,975)       (10,637)        (32,804)
                                            ----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   285,294     (103,872)     (84,176)        72,956          (4,760)
                                            ----------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                          $   462,572    $ (25,778)   $ (23,409)     $ 112,172       $ 148,516
                                            ======================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                Rydex VT                            SBL           SBL
                                               Rydex VT      Multi-Cap Core       Rydex VT         Alpha      Diversified
                                            Hedged Equity*       Equity*      Sector Rotation   Opportunity     Income
                                            ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $     24,176        $    459        $        --     $        --    $       --
   Expenses:
      Mortality and expense risk fee              (1,015)           (201)          (120,723)       (110,951)     (222,024)
      Administrative fee                            (259)            (50)           (32,269)        (29,385)      (59,150)
                                            ------------------------------------------------------------------------------
Net investment income (loss)                      22,902             208           (152,992)       (140,336)     (281,174)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                  7,796           6,087          2,044,186              --            --
      Realized capital gain (loss) on
         sales of fund shares                       (468)          2,565            276,546         818,966       554,511
      Change in unrealized
         appreciation/depreciation on
         investments during the year             (32,233)         (7,283)         1,515,938       2,057,374       454,366
                                            ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (24,905)          1,369          3,836,670       2,876,340     1,008,877
                                            ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                          $     (2,003)       $  1,577        $ 3,683,678     $ 2,736,004    $  727,703
                                            ==============================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                  SBL            SBL             SBL          SBL           SBL
                                            Enhanced Index      Equity     Equity Income     Global      High Yield
                                            ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $         --     $       --     $        --   $        --   $        --
   Expenses:
      Mortality and expense risk fee            (167,405)       (38,440)       (457,704)     (472,600)     (331,238)
      Administrative fee                         (45,445)       (10,418)       (121,136)     (125,762)      (87,456)
                                            ------------------------------------------------------------------------
Net investment income (loss)                    (212,850)       (48,858)       (578,840)     (598,362)     (418,694)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                     --             --              --            --            --
      Realized capital gain (loss) on
         sales of fund shares                  1,310,489        268,078       2,250,900     2,116,938     1,073,931
      Change in unrealized
         appreciation/depreciation on
         investments during the year            (927,760)      (559,438)       (466,416)    4,307,480      (333,925)
                                            ------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    382,729       (291,360)      1,784,484     6,424,418       740,006
                                            ------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                          $    169,879     $ (340,218)    $ 1,205,644   $ 5,826,056   $   321,312
                                            ========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                 SBL            SBL            SBL
                                              Large Cap    Managed Asset      Mid Cap           SBL            SBL
                                                Value        Allocation       Growth       Mid Cap Value   Money Market
                                             ---------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                    $        --   $          --   $          --   $          --   $         --
   Expenses:
      Mortality and expense risk fee            (266,830)       (174,845)       (165,236)       (722,755)      (346,526)
      Administrative fee                         (70,491)        (47,237)        (44,810)       (192,407)       (90,713)
                                             ---------------------------------------------------------------------------
Net investment income (loss)                    (337,321)       (222,082)       (210,046)       (915,162)      (437,239)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                     --              --              --              --             --
      Realized capital gain (loss) on
         sales of fund shares                  1,526,833         305,225       1,236,354       5,401,188      1,363,871
      Change in unrealized
         appreciation/depreciation on
         investments during the year            (675,440)      1,250,829      (3,981,042)     (3,112,868)     1,257,644
                                             ---------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    851,393       1,556,054      (2,744,688)      2,288,320      2,621,515
                                             ---------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                           $   514,072   $   1,333,972   $  (2,954,734)  $   1,373,158   $  2,184,276
                                             ===========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                               SBL             SBL                          Van Kampen
                                                 SBL         Small Cap       Small Cap      Van Kampen         LIT
                                              Select 25       Growth           Value       LIT Comstock     Government
                                             ---------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                    $        --   $          --   $          --   $     132,907   $  1,168,708
   Expenses:
      Mortality and expense risk fee            (147,382)        (99,886)       (305,886)        (65,330)      (193,348)
      Administrative fee                         (39,236)        (26,580)        (81,385)        (16,899)       (50,440)
                                             ---------------------------------------------------------------------------
Net investment income (loss)                    (186,618)       (126,466)       (387,271)         50,678        924,920

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                     --              --              --         184,887             --
      Realized capital gain (loss) on
         sales of fund shares                    394,157         782,785       1,490,072          14,130       (146,668)
      Change in unrealized
         appreciation/depreciation on
         investments during the year          (1,885,391)         63,962       2,995,014        (953,040)     1,250,957
                                             ---------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (1,491,234)        846,747       4,485,086        (754,023)     1,104,289
                                             ---------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                           $(1,677,852)  $     720,281   $   4,097,815   $    (703,345)  $  2,029,209
                                             ===========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                   Van Kampen
                                                  UIF Emerging     Van Kampen
                                                    Markets      UIF Equity and
                                                    Equity*          Income
                                                  ------------------------------
Net investment income (loss):
   Dividend distributions                         $     13,473   $      295,355
   Expenses:
      Mortality and expense risk fee                   (24,828)         (94,630)
      Administrative fee                                (6,411)         (24,683)
                                                  ------------------------------
Net investment income (loss)                           (17,766)         176,042

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                      365,060          415,837
      Realized capital gain (loss) on
         sales of fund shares                           80,487           62,068
      Change in unrealized
         appreciation/depreciation on
         investments during the year                   938,615         (462,261)
                                                  ------------------------------
Net realized and unrealized capital
   gain (loss) on investments                        1,384,162           15,644
                                                  ------------------------------
Net increase (decrease) in net assets
   from operations                                $  1,366,396   $      191,686
                                                  ==============================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2007 and 2006

                                                         AIM V.I.                           AIM V.I.
                                                       Basic Value                    Capital Development
                                                  2007             2006             2007             2006**
                                             --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $      (43,382)  $      (45,146)  $      (61,493)  $         (5,747)
     Capital gains distributions                    587,497          378,082          857,350             26,976
     Realized capital gain (loss) on sales
       of fund shares                               341,508          147,431          209,790              4,813
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                    (797,957)         407,527         (661,457)            34,116
                                             --------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                                 87,666          887,894          344,190             60,158
   From contract owner transactions:
     Variable annuity deposits                    3,116,858        3,698,078        4,368,831          1,150,177
     Contract owner maintenance charges             (80,260)         (60,650)         (63,129)            (6,893)
     Terminations and withdrawals                  (504,100)        (392,570)        (337,932)           (23,057)
     Annuity payments                                    --               --               --                 --
     Transfers between subaccounts, net          (1,989,915)        (266,093)       2,826,004          2,683,346
                                             --------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions               542,583        2,978,765        6,793,774          3,803,573
                                             --------------------------------------------------------------------
Net increase (decrease) in net assets               630,249        3,866,659        7,137,964          3,863,731
Net assets at beginning of year                   9,521,911        5,655,252        3,863,731                 --
                                             --------------------------------------------------------------------
Net assets at end of year                    $   10,152,160   $    9,521,911   $   11,001,695   $      3,863,731
                                             ====================================================================

                                                         AIM V.I.                           AIM V.I.
                                                    Global Health Care                 Global Real Estate
                                                  2007             2006             2007             2006
                                             --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $      (44,372)  $      (32,727)  $    1,761,522   $        153,751
     Capital gains distributions                         --               --        4,926,444          1,152,527
     Realized capital gain (loss) on sales
       of fund shares                               212,759          201,271        2,522,730            438,503
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                     380,645           36,257      (12,329,695)         6,985,638
                                             --------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                                549,032          204,801       (3,118,999)         8,730,419
   From contract owner transactions:
     Variable annuity deposits                    2,361,009        1,684,386       12,515,324          8,891,321
     Contract owner maintenance charges             (45,876)         (33,196)        (302,726)          (196,300)
     Terminations and withdrawals                  (282,530)        (172,166)      (2,096,498)        (1,165,801)
     Annuity payments                                    --               --               --                 --
     Transfers between subaccounts, net             198,832          354,579      (12,779,966)         4,740,837
                                             --------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions             2,231,435        1,833,603       (2,663,866)        12,270,057
                                             --------------------------------------------------------------------
Net increase (decrease) in net assets             2,780,467        2,038,404       (5,782,865)        21,000,476
Net assets at beginning of year                   4,205,150        2,166,746       36,751,767         15,751,291
                                             --------------------------------------------------------------------
Net assets at end of year                    $    6,985,617   $    4,205,150   $   30,968,902   $     36,751,767
                                             ====================================================================

** For the period March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                         AIM V.I.                           AIM V.I.
                                                   International Growth               Mid Cap Core Equity
                                                  2007             2006             2007             2006
                                             --------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $     (148,739)  $      102,380   $      (51,107)  $             85
     Capital gains distributions                         --               --          133,279            422,635
     Realized capital gain (loss) on sales
       of fund shares                             1,623,135          173,133           60,537             33,790
     Change in unrealized
       appreciation/depreciation on
       investments during the year                3,776,119        3,895,976          188,730            (98,489)
                                             --------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                              5,250,515        4,171,489          331,439            358,021
   From contract owner transactions:
     Variable annuity deposits                   15,398,362        9,287,420        1,538,915          1,386,462
     Contract owner maintenance charges            (373,657)        (136,470)         (57,970)           (28,787)
     Terminations and withdrawals                (3,292,128)        (614,758)        (343,600)          (357,347)
     Annuity payments                                    --               --               --                 --
     Transfers between subaccounts, net           3,466,184       17,463,183        3,685,173           (268,751)
                                             --------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions            15,198,761       25,999,375        4,822,518            731,577
                                             --------------------------------------------------------------------
Net increase (decrease) in net assets            20,449,276       30,170,864        5,153,957          1,089,598
Net assets at beginning of year                  37,864,445        7,693,581        4,302,527          3,212,929
                                             --------------------------------------------------------------------
Net assets at end of year                    $   58,313,721   $   37,864,445   $    9,456,484   $      4,302,527
                                             ====================================================================

                                             American Century
                                                    VP                  American Century
                                               Mid Cap Value                VP Ultra
                                                   2007*             2007             2006
                                             ---------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $        1,418     $     (109,419)  $      (99,887)
     Capital gains distributions                         --                 --               --
     Realized capital gain (loss) on sales
       of fund shares                                (3,608)           316,369          121,511
     Change in unrealized
       appreciation/depreciation on
       investments during the year                  (37,755)         2,413,672         (518,685)
                                             ---------------------------------------------------
   Net increase (decrease) in net assets
     from operations                                (39,945)         2,620,622         (497,061)
   From contract owner transactions:
     Variable annuity deposits                      311,973          2,093,400        5,123,259
     Contract owner maintenance charges                (784)          (123,624)         (97,181)
     Terminations and withdrawals                   (15,191)          (794,092)        (529,870)
     Annuity payments                                    --                 --               --
     Transfers between subaccounts, net             315,505          (767,584)        2,945,454
                                             ---------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions               611,503            408,100        1,550,754
                                             ---------------------------------------------------
Net increase (decrease) in net assets               571,558          3,028,722        1,053,693
Net assets at beginning of year                          --         14,602,503       13,548,810
                                             ---------------------------------------------------
Net assets at end of year                    $      571,558     $   17,631,225   $   14,602,503
                                             ===================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                   American Century                       Dreyfus IP
                                                      VP Value                        Technology Growth
                                                2007              2006              2007              2006
                                           -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $     158,681     $      57,537     $     (19,211)    $      (7,622)
     Capital gains distributions               2,114,713         1,242,858                --                --
     Realized capital gain (loss) on
       sales of fund shares                      152,214           (60,996)           76,020            25,851
     Change in unrealized appreciation/
       depreciation on investments
       during the year                        (3,899,840)        1,360,945           128,112            21,173
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                   (1,474,232)        2,600,344           184,921            39,402

   From contract owner transactions:
     Variable annuity deposits                10,928,971         6,458,656         1,998,755           729,222
     Contract owner maintenance charges         (226,544)         (134,539)          (23,186)           (9,079)
     Terminations and withdrawals             (1,511,412)         (757,585)          (98,456)          (43,920)
     Annuity payments                                 --                --                --                --
     Transfers between subaccounts, net       (6,398,142)        3,887,096         1,975,508          (142,367)
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              2,792,873         9,453,628         3,852,621           533,856
                                           --------------------------------------------------------------------
Net increase (decrease) in net assets          1,318,641        12,053,972         4,037,542           573,258
Net assets at beginning of year               24,020,629        11,966,657         1,325,832           752,574
                                           --------------------------------------------------------------------
Net assets at end of year                  $  25,339,270     $  24,020,629     $   5,363,374     $   1,325,832
                                           ====================================================================

                                                                                 Franklin
                                                     Dreyfus VIF                   Income
                                                International Value              Securities
                                                2007              2006             2007*
                                           -------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $     219,002     $      69,649     $      30,096
     Capital gains distributions               3,889,712         1,620,530            12,280
     Realized capital gain (loss) on
       sales of fund shares                      337,818         1,641,167            34,472
     Change in unrealized appreciation/
       depreciation on investments
       during the year                        (3,436,620)        1,656,584          (145,208)
                                           --------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    1,009,912         4,987,930           (68,360)

   From contract owner transactions:
     Variable annuity deposits                 7,461,432        10,149,784         7,128,167
     Contract owner maintenance charges         (216,209)         (174,921)          (43,353)
     Terminations and withdrawals             (1,438,834)       (1,177,570)         (236,521)
     Annuity payments                                 --                --                --
     Transfers between subaccounts, net       (7,350,063)       (4,273,227)       15,157,602
                                           --------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             (1,543,674)        4,524,066        22,005,895
                                           --------------------------------------------------
Net increase (decrease) in net assets           (533,762)        9,511,996        21,937,535
Net assets at beginning of year               27,032,932        17,520,936                --
                                           --------------------------------------------------
Net assets at end of year                  $  26,499,170     $  27,032,932     $  21,937,535
                                           ==================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                             Franklin        Janus Aspen
                                          Small Cap Value   INTECH Risk-      Janus Aspen      Janus Aspen
                                            Securities      Managed Core   Large Cap Growth   Mid Cap Growth
                                              2007*             2007*            2007*             2007*
                                          ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $      (2,585)    $      559     $        7,101     $    (81,240)
     Capital gains distributions                 12,167            717                 --           87,779
     Realized capital gain (loss) on
       sales of fund shares                      (2,022)        (1,852)               818          106,789
     Change in unrealized appreciation/
       depreciation on investments
       during the year                          (99,250)            55            181,480        1,877,783
                                          ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     (91,690)          (521)           189,399        1,991,111

   From contract owner transactions:
     Variable annuity deposits                  967,195        214,988          3,543,444        9,641,418
     Contract owner maintenance charges          (3,733)          (725)           (26,564)        (123,325)
     Terminations and withdrawals               (26,950)        (4,870)           (76,866)        (636,197)
     Annuity payments                                --             --                 --               --
     Transfers between subaccounts, net         711,726        237,030          6,707,530       27,554,989
                                          ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             1,648,238        446,423         10,147,544       36,436,885
                                          ------------------------------------------------------------------
Net increase (decrease) in net assets         1,556,548        445,902         10,336,943       38,427,996
Net assets at beginning of year                      --             --                 --               --
                                          ------------------------------------------------------------------
Net assets at end of year                 $   1,556,548     $  445,902     $   10,336,943     $ 38,427,996
                                          ==================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                  Legg Mason
                                                                                   Partners
                                                   Legg Mason Partners         Variable Global
                                                Variable Aggressive Growth     High Yield Bond
                                                  2007             2006**            2007*
                                             --------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $      (74,861)  $      (10,964)  $     32,056
     Capital gains distributions                     94,709               --          1,902
     Realized capital gain (loss) on sales
       of fund shares                               481,445            8,107         (2,484)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                 (565,440)         205,914        (40,321)
                                             --------------------------------------------------
   Net increase (decrease) in net assets
     from operations                                (64,147)         203,057         (8,847)
   From contract owner transactions:
     Variable annuity deposits                    5,684,100        2,044,164        353,484
     Contract owner maintenance charges             (79,467)         (15,871)          (991)
     Terminations and withdrawals                  (378,090)        (109,913)        (5,228)
     Annuity payments                                    --               --             --
     Transfers between subaccounts, net          (1,576,660)       6,000,273        172,137
                                             --------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions             3,649,883        7,918,653        519,402
                                             --------------------------------------------------
Net increase (decrease) in net assets             3,585,736        8,121,710        510,555
Net assets at beginning of year                   8,121,710               --             --
                                             --------------------------------------------------
Net assets at end of year                    $   11,707,446   $    8,121,710   $    510,555
                                             ==================================================

                                                   Legg Mason Partners                     MFS VIT
                                                Variable Small Cap Growth           Research International
                                                  2007             2006**           2007             2006**
                                             ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $       (5,033)  $         (822)  $     (110,932)  $       31,863
     Capital gains distributions                     83,651            9,144          124,952          139,298
     Realized capital gain (loss) on sales
       of fund shares                                29,860          (13,608)         258,901           (3,562)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                  (55,117)            (949)       1,137,450          592,292
                                             ------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                                 53,361           (6,235)       1,410,371          759,891
   From contract owner transactions:
     Variable annuity deposits                      668,236          160,139        4,065,854        1,883,467
     Contract owner maintenance charges              (5,303)          (1,042)        (129,947)         (28,600)
     Terminations and withdrawals                   (48,611)            (616)      (1,057,035)         (70,177)
     Annuity payments                                    --               --               --               --
     Transfers between subaccounts, net             494,655           42,091        6,759,345        6,447,033
                                             ------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owner transactions             1,108,977          200,572        9,638,217        8,231,723
                                             ------------------------------------------------------------------
Net increase (decrease) in net assets             1,162,338          194,337       11,048,588        8,991,614
Net assets at beginning of year                     194,337               --        8,991,614               --
                                             ------------------------------------------------------------------
Net assets at end of year                    $    1,356,675   $      194,337   $   20,040,202   $    8,991,614
                                             ==================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                             MFS VIT                             MFS VIT
                                                          Total Return                          Utilities
                                                     2007             2006**              2007             2006**
                                                ----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)              $       711,504   $       (37,043)  $       (37,396)  $       (14,860)
      Capital gains distributions                     1,141,748            80,987         1,323,739            23,958
      Realized capital gain (loss) on
         sales of fund shares                           855,846            23,603           582,811            78,647
      Change in unrealized appreciation/
         depreciation on investments
         during the year                             (1,407,834)        2,003,805         3,336,669         1,283,401
                                                ----------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                          1,301,264         2,071,352         5,205,823         1,371,146
   From contract owner transactions:
      Variable annuity deposits                      30,641,854        16,631,934        16,992,193         3,374,709
      Contract owner maintenance

         charges                                       (460,645)         (114,864)         (216,043)          (31,023)
      Terminations and withdrawals                   (2,664,627)         (663,464)       (1,948,481)         (203,666)
      Annuity payments                                       --                --                --                --
      Transfers between subaccounts, net            (23,443,689)       16,269,536         9,140,876         6,769,643
                                                ----------------------------------------------------------------------
Net increase (decrease) in net assets
      from contract owner transactions                4,072,893        32,123,142        23,968,545         9,909,663
                                                ----------------------------------------------------------------------
Net increase (decrease) in net assets                 5,374,157        34,194,494        29,174,368        11,280,809
Net assets at beginning of year                      34,194,494                --        11,280,809                --
                                                ----------------------------------------------------------------------
Net assets at end of year                       $    39,568,651   $    34,194,494   $    40,455,177   $    11,280,809
                                                ======================================================================
                                                     Mutual
                                                    Discovery              Neuberger Berman
                                                   Securities          AMT Socially Responsive
                                                     2007*             2007             2006***
                                                ----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)              $       (27,019)  $       (35,312)  $       (11,057)
      Capital gains distributions                        32,239            18,701                --
      Realized capital gain (loss) on
         sales of fund shares                            51,203            56,152            13,892
      Change in unrealized appreciation/
         depreciation on investments
         during the year                                 99,601           173,306           306,178
                                                ----------------------------------------------------
   Net increase (decrease) in net
      assets from operations                            156,024           212,847           309,013
   From contract owner transactions:
      Variable annuity deposits                      10,941,822         2,306,993           550,774
      Contract owner maintenance

         charges                                        (87,096)          (29,191)          (10,152)
      Terminations and withdrawals                     (420,277)         (114,901)         (114,980)
      Annuity payments                                       --                --                --
      Transfers between subaccounts, net             14,985,591           519,877         2,270,337
                                                ----------------------------------------------------
Net increase (decrease) in net assets
      from contract owner transactions               25,420,040         2,682,778         2,695,979
                                                ----------------------------------------------------
Net increase (decrease) in net assets                25,576,064         2,895,625         3,004,992
Net assets at beginning of year                              --         3,004,992                --
                                                ----------------------------------------------------
Net assets at end of year                       $    25,576,064   $     5,900,617   $     3,004,992
                                                ====================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period from March 10, 2006 (inception date to December 31, 2006.

*** For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                  Oppenheimer
                                                   Core Bond                 Oppenheimer
                                                    Fund/VA         Main Street Small Cap Fund/VA
                                                     2007*              2007             2006
                                                ----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)              $       (39,963)  $       (80,223)  $       (65,754)
      Capital gains distributions                            --           401,613           207,165
      Realized capital gain (loss) on
         sales of fund shares                           137,729           258,381           234,248
      Change in unrealized appreciation/
         depreciation on investments
         during the year                                245,336          (959,204)          474,678
                                                ----------------------------------------------------
   Net increase (decrease) in net
      assets from operations                            343,102          (379,433)          850,337
   From contract owner transactions:
      Variable annuity deposits                       5,922,371         4,955,222         8,738,595
      Contract owner maintenance
         charges                                        (46,547)         (128,258)          (82,826)
      Terminations and withdrawals                     (215,706)       (1,207,739)         (651,373)
      Annuity payments                                       --                --                --
      Transfers between subaccounts, net             10,743,447        (1,550,612)       (3,232,300)
                                                ----------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions               16,403,565         2,068,613         4,772,096
                                                ----------------------------------------------------
Net increase (decrease) in net assets                16,746,667         1,689,180         5,622,433
Net assets at beginning of year                              --        10,789,665         5,167,232
                                                ----------------------------------------------------
Net assets at end of year                       $    16,746,667   $    12,478,845   $    10,789,665
                                                ====================================================

                                                            PIMCO VIT                           PIMCO VIT
                                                            All Asset                 CommodityRealReturn Strategy
                                                      2007             2006               2007            2006**
                                                ----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)              $     1,187,365   $       677,415   $       155,173   $        48,628
      Capital gains distributions                            --            37,802                --             6,402
      Realized capital gain (loss) on
         sales of fund shares                            57,085            19,731           (18,867)          (16,635)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                                 10,982          (184,425)          648,742          (114,045)
                                                ----------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                          1,255,432           550,523           785,048           (75,650)
   From contract owner transactions:
      Variable annuity deposits                       4,108,346         5,977,347         1,467,085           645,061
      Contract owner maintenance
         charges                                       (115,524)         (100,878)          (33,371)           (9,514)
      Terminations and withdrawals                   (1,219,713)         (721,276)         (191,321)          (28,402)
      Annuity payments                                       --                --            (1,565)               --
      Transfers between subaccounts, net             (1,188,661)       (1,064,320)        1,889,055         1,031,522
                                                ----------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions                1,584,448         4,090,873         3,129,883         1,638,667
                                                ----------------------------------------------------------------------
Net increase (decrease) in net assets                 2,839,880         4,641,396         3,914,931         1,563,017
Net assets at beginning of year                      15,131,737        10,490,341         1,563,017                --
                                                ----------------------------------------------------------------------
Net assets at end of year                       $    17,971,617   $    15,131,737   $     5,477,948   $     1,563,017
                                                ======================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                             PIMCO VIT
                                                              Emerging        PIMCO VIT Foreign Bond
                                                            Markets Bond       (U.S. Dollar-Hedged)
                                                                2007*          2007          2006**
                                                            -------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $      7,893   $    283,920   $     74,979
     Capital gains distributions                                  13,664             --         90,336
     Realized capital gain (loss) on sales of fund shares            246        (84,509)       (15,068)
     Change in unrealized appreciation/depreciation on
       investments during the year                                (9,439)       131,378        (71,183)
                                                            -------------------------------------------
   Net increase (decrease) in net assets from operations          12,364        330,789         79,064

   From contract owner transactions:
     Variable annuity deposits                                   843,188      4,898,709      3,070,483
     Contract owner maintenance charges                             (969)       (77,139)       (20,568)
     Terminations and withdrawals                                 (3,085)      (504,443)      (140,656)
     Annuity payments                                                 --             --             --
     Transfers between subaccounts, net                          103,519      2,564,311      3,762,729
                                                            -------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                          942,653      6,881,438      6,671,988
                                                            -------------------------------------------
Net increase (decrease) in net assets                            955,017      7,212,227      6,751,052
Net assets at beginning of year                                       --      6,751,052             --
                                                            -------------------------------------------
Net assets at end of year                                   $    955,017   $ 13,963,279   $  6,751,052
                                                            ===========================================

                                                                     PIMCO VIT                     PIMCO VIT
                                                                    Low Duration                  Real Return
                                                                2007           2006           2007           2006
                                                            ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    929,274   $    642,176   $  2,060,924   $  1,666,844
     Capital gains distributions                                      --             --        131,032      1,341,553
     Realized capital gain (loss) on sales of
       fund shares                                               (71,406)       (57,447)      (442,378)      (427,478)
     Change in unrealized appreciation/
       depreciation on investments during the
       year                                                      606,688         15,052      3,408,903     (2,453,597)
                                                            ----------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                                1,464,556        599,781      5,158,481        127,322

   From contract owner transactions:
     Variable annuity deposits                                 6,467,328      5,704,741     10,918,598     19,799,616
     Contract owner maintenance charges                         (182,145)      (130,083)      (431,218)      (370,027)
     Terminations and withdrawals                             (2,340,593)    (2,245,760)    (4,326,286)    (3,113,255)
     Annuity payments                                                 --             --             --             --
     Transfers between subaccounts, net                       (4,119,590)     2,765,977      1,765,048     (8,265,992)
                                                            ----------------------------------------------------------
   Net increase (decrease) in net assets from
     contract owner transactions                                (175,000)     6,094,875      7,926,142      8,050,342
                                                            ----------------------------------------------------------
Net increase (decrease) in net assets                          1,289,556      6,694,656     13,084,623      8,177,664
Net assets at beginning of year                               22,144,691     15,450,035     46,611,374     38,433,710
                                                            ----------------------------------------------------------
Net assets at end of year                                   $ 23,434,247   $ 22,144,691   $ 59,695,997   $ 46,611,374
                                                            ==========================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                             PIMCO VIT
                                                             Small Cap                Royce
                                                           StocksPLUS TR            Micro-Cap
                                                               2007*           2007          2006**
                                                           --------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                          $       2,311   $    150,045   $     (7,673)
     Capital gains distributions                                      --      1,403,366        296,449
     Realized capital gain (loss) on sales of
       fund shares                                                  (175)        62,430        (11,237)
     Change in unrealized appreciation/
       depreciation on investments during the
       year                                                        1,193     (1,680,911)       116,685
                                                           --------------------------------------------
   Net increase (decrease) in net assets from
     operations                                                    3,329        (65,070)       394,224

   From contract owner transactions:
     Variable annuity deposits                                    79,656      7,845,420      2,713,473
     Contract owner maintenance charges                             (421)      (116,704)       (21,684)
     Terminations and withdrawals                                   (325)      (539,707)       (80,564)
     Annuity payments                                                 --             --             --
     Transfers between subaccounts, net                           69,332      3,569,441      3,164,764
                                                           --------------------------------------------
   Net increase (decrease) in net assets from
     contract owner transactions                                 148,242     10,758,450      5,775,989
                                                           --------------------------------------------
Net increase (decrease) in net assets                            151,571     10,693,380      6,170,213
Net assets at beginning of year                                       --      6,170,213             --
                                                           --------------------------------------------
Net assets at end of year                                  $     151,571   $ 16,863,593   $  6,170,213
                                                           ============================================

                                                                      RVT CLS                       RVT CLS
                                                                AdvisorOne Amerigo            AdvisorOne Clermont
                                                                 2007         2006**          2007          2006**
                                                           -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                          $     (88,752)  $    (38,239)  $    177,278   $    105,547
     Capital gains distributions                               3,097,290      1,741,776      1,758,014        247,968
     Realized capital gain (loss) on sales of
       fund shares                                                57,340          2,954        134,452         (4,167)
     Change in unrealized appreciation/
       depreciation on investments during the
       year                                                    2,323,424       (241,020)    (1,607,172)       (92,029)
                                                           -----------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                                5,389,302      1,465,471        462,572        257,319

   From contract owner transactions:
     Variable annuity deposits                                11,750,110      3,962,241      3,742,676        663,486
     Contract owner maintenance charges                         (422,443)       (56,389)       (68,245)       (13,714)
     Terminations and withdrawals                             (2,806,082)      (329,991)      (616,475)      (183,708)
     Annuity payments                                                 --             --             --             --
     Transfers between subaccounts, net                       48,063,445     18,923,649      3,049,295      5,613,044
                                                           -----------------------------------------------------------
   Net increase (decrease) in net assets from
     contract owner transactions                              56,585,030     22,499,510      6,107,251      6,079,108
                                                           -----------------------------------------------------------
Net increase (decrease) in net assets                         61,974,332     23,964,981      6,569,823      6,336,427
Net assets at beginning of year                               23,964,981             --      6,336,427             --
                                                           -----------------------------------------------------------
Net assets at end of year                                  $  85,939,313   $ 23,964,981   $ 12,906,250   $  6,336,427
                                                           ===========================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                Rydex VT
                                            Absolute Return     Rydex VT         Rydex VT        Rydex VT
                                               Strategies     EP Aggressive   EP Conservative   EP Moderate
                                                 2007*            2007*            2007*           2007*
                                            ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $        78,094   $      60,767   $        39,216   $   153,276
      Capital gains distributions                    22,262          10,400            19,582        21,338
      Realized capital gain (loss) on
         sales of fund shares                        (3,677)        (10,601)           64,011         6,706
      Change in unrealized appreciation/
         depreciation on investments
         during the year                           (122,457)        (83,975)          (10,637)      (32,804)
                                            ----------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                        (25,778)        (23,409)           112,172       148,516

   From contract owner transactions:
      Variable annuity deposits                     478,972       1,162,761           919,859     6,172,615
      Contract owner maintenance
         charges                                     (7,826)         (7,815)           (6,424)      (25,547)
      Terminations and withdrawals                  (57,152)        (37,964)          (12,592)      (90,947)
      Annuity payments                                   --              --                --            --
      Transfers between subaccounts, net          2,031,945       1,219,576           940,672     1,705,926
                                            ----------------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions            2,445,939       2,336,558         1,841,515     7,762,047
                                            ----------------------------------------------------------------
Net increase (decrease) in net assets             2,420,161       2,313,149         1,953,687     7,910,563
Net assets at beginning of year                          --              --                --            --
                                            ----------------------------------------------------------------
Net assets at end of year                   $     2,420,161   $   2,313,149   $     1,953,687   $ 7,910,563
                                            ================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                              Rydex VT
                                              Rydex VT     Multi-Cap Core             Rydex VT                        SBL
                                           Hedged Equity       Equity              Sector Rotation             Alpha Opportunity
                                                2007*           2007*           2007           2006           2007          2006
                                           -----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $      22,902   $          208   $   (152,992)  $    (93,158)  $  (140,336)  $   (83,438)
      Capital gains distributions                  7,796            6,087      2,044,186        752,404            --            --
      Realized capital gain (loss) on
         sales of fund shares                       (468)           2,565        276,546        125,678       818,966       251,412
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (32,233)          (7,283)     1,515,938        170,725     2,057,374     1,091,672
                                           -----------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      (2,003)           1,577      3,683,678        955,649     2,736,004     1,259,646

   From contract owner transactions:
      Variable annuity deposits                  443,993          108,314      7,042,980      8,171,471     3,913,333     4,705,793
      Contract owner maintenance
         charges                                  (1,105)            (212)      (179,543)      (106,487)     (153,047)      (90,957)
      Terminations and withdrawals                (2,337)              --       (988,308)      (709,074)   (1,044,522)     (576,015)
      Annuity payments                                --               --         (2,585)          (908)           --            --
      Transfers between subaccounts, net         123,786          (21,175)     4,141,940        697,703     2,001,945     2,700,571
                                           -----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions           564,337           86,927     10,014,484      8,052,705     4,717,709     6,739,392
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in net assets            562,334           88,504     13,698,162      9,008,354     7,453,713     7,999,038
Net assets at beginning of year                       --               --     15,777,525      6,769,171    15,332,700     7,333,662
                                           -----------------------------------------------------------------------------------------
Net assets at end of year                  $     562,334   $       88,504   $ 29,475,687   $ 15,777,525   $22,786,413   $15,332,700
                                           =========================================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                         SBL                           SBL
                                                  Diversified Income             Enhanced Index
                                                 2007           2006           2007           2006
                                             ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $   (281,174)  $   (249,355)  $   (212,850)  $   (126,321)
      Capital gains distributions                      --             --             --             --
      Realized capital gain (loss) on
         sales of fund shares                     554,511        108,184      1,310,489        617,446
      Change in unrealized appreciation/
         depreciation on investments
         during the year                          454,366      1,165,829       (927,760)     2,571,709
                                             ----------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      727,703      1,024,658        169,879      3,062,834

   From contract owner transactions:
      Variable annuity deposits                 4,587,084     10,513,830      3,999,252      6,152,328
      Contract owner maintenance
         charges                                 (284,742)      (245,534)      (222,466)      (134,571)
      Terminations and withdrawals             (3,095,496)    (3,185,515)    (2,906,305)    (1,166,325)
      Annuity payments                             (1,031)          (925)            --             --
      Transfers between subaccounts, net       (2,341,152)    (3,260,106)    (2,763,557)    11,573,874
                                             ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions         (1,135,337)     3,821,750     (1,893,076)    16,425,306
                                             ----------------------------------------------------------
Net increase (decrease) in net assets            (407,634)     4,846,408     (1,723,197)    19,488,140
Net assets at beginning of year                34,461,747     29,615,339     27,118,532      7,630,392
                                             ----------------------------------------------------------
Net assets at end of year                    $ 34,054,113   $ 34,461,747   $ 25,395,335   $ 27,118,532
                                             ==========================================================

                                                         SBL                           SBL
                                                        Equity                     Equity Income
                                                 2007           2006           2007           2006
                                             ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $    (48,858)  $    (42,642)  $   (578,840)  $   (417,926)
      Capital gains distributions                      --             --             --             --
      Realized capital gain (loss) on
         sales of fund shares                     268,078        175,816      2,250,900      1,057,974
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (559,438)       529,724       (466,416)     8,660,074
                                             ----------------------------------------------------------
   Net increase (decrease) in net
         assets from operations                  (340,218)       662,898      1,205,644      9,300,122

   From contract owner transactions:
      Variable annuity deposits                   709,126      1,420,079     17,554,622     20,050,197
      Contract owner maintenance
         charges                                  (45,353)       (36,662)      (585,911)      (389,977)
      Terminations and withdrawals               (438,644)      (520,524)    (4,206,250)    (2,867,459)
      Annuity payments                             (2,001)            --             --             --
      Transfers between subaccounts, net         (691,314)      (592,188)    (3,511,084)    (3,042,719)
                                             ----------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions           (468,186)       270,705      9,251,377     13,750,042
                                             ----------------------------------------------------------
Net increase (decrease) in net assets            (808,404)       933,603     10,457,021     23,050,164
Net assets at beginning of year                 6,436,926      5,503,323     65,325,838     42,275,674
                                             ----------------------------------------------------------
Net assets at end of year                    $  5,628,522   $  6,436,926   $ 75,782,859   $ 65,325,838
                                             ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                      SBL                           SBL
                                                     Global                      High Yield
                                              2007           2006           2007           2006
                                          ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $   (598,362)  $   (398,889)  $   (418,694)  $   (233,867)
     Capital gains distributions                    --             --             --             --
     Realized capital gain (loss) on
       sales of fund shares                  2,116,938        739,549      1,073,931        344,333
     Change in unrealized appreciation/
       depreciation on investments
       during the year                       4,307,480      7,922,439       (333,925)     3,029,621
                                          ----------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                  5,826,056      8,263,099        321,312      3,140,087

   From contract owner transactions:
     Variable annuity deposits              18,393,114     22,202,661     17,723,936     14,336,555
     Contract owner maintenance charges       (602,336)      (377,332)      (456,059)      (249,269)
     Terminations and withdrawals           (5,091,261)    (2,484,910)    (3,394,534)    (2,559,053)
     Annuity payments                           (2,504)            --             --             --
     Transfers between subaccounts, net       (350,250)      (669,809)     1,339,000      5,694,555
                                          ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           12,346,763     18,670,610     15,212,343     17,222,788
                                          ----------------------------------------------------------
Net increase (decrease) in net assets       18,172,819     26,933,709     15,533,655     20,362,875
Net assets at beginning of year             66,278,655     39,344,946     43,443,934     23,081,059
                                          ----------------------------------------------------------
Net assets at end of year                 $ 84,451,474   $ 66,278,655   $ 58,977,589   $ 43,443,934
                                          ==========================================================

                                                      SBL                           SBL
                                                Large Cap Value           Managed Asset Allocation
                                              2007           2006           2007           2006
                                          ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $   (337,321)  $   (154,455)  $   (222,082)  $   (147,205)
     Capital gains distributions                    --             --             --             --
     Realized capital gain (loss) on
       sales of fund shares                  1,526,833        961,503        305,225        473,210
     Change in unrealized appreciation/
       depreciation on investments
       during the year                        (675,440)     3,197,049      1,250,829      1,696,285
                                          ----------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    514,072      4,004,097      1,333,972      2,022,290

   From contract owner transactions:
     Variable annuity deposits              12,812,327      9,836,970      8,626,468      8,553,810
     Contract owner maintenance charges       (362,259)      (165,685)      (245,792)      (164,351)
     Terminations and withdrawals           (3,184,150)    (1,744,034)    (1,542,162)    (1,321,869)
     Annuity payments                             (629)            --         (1,030)          (926)
     Transfers between subaccounts, net     21,876,161      6,606,141      4,008,301     (1,735,416)
                                          ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           31,141,450     14,533,392     10,845,785      5,331,248
                                          ----------------------------------------------------------
Net increase (decrease) in net assets       31,655,522     18,537,489     12,179,757      7,353,538
Net assets at beginning of year             31,143,181     12,605,692     22,733,529     15,379,991
                                          ----------------------------------------------------------
Net assets at end of year                 $ 62,798,703   $ 31,143,181   $ 34,913,286   $ 22,733,529
                                          ==========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                       SBL                             SBL
                                                  Mid Cap Growth                  Mid Cap Value
                                               2007            2006            2007            2006
                                          --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $    (210,046)  $    (219,572)  $    (915,162)  $    (686,161)
     Capital gains distributions                     --              --              --              --
     Realized capital gain (loss) on
       sales of fund shares                   1,236,354         811,036       5,401,188       2,968,842
     Change in unrealized appreciation/
       depreciation on investments
       during the year                       (3,981,042)        279,195      (3,112,868)      8,567,626
                                          --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                  (2,954,734)        870,659      1,373,158       10,850,307

   From contract owner transactions:
     Variable annuity deposits                4,451,905       9,844,611      26,911,310      38,516,170
     Contract owner maintenance charges        (221,572)       (217,370)     (1,012,325)       (747,524)
     Terminations and withdrawals            (1,766,866)     (1,431,792)     (6,365,018)     (4,375,675)
     Annuity payments                              (800)             --          (1,654)           (916)
     Transfers between subaccounts, net      (7,620,415)     (1,790,777)    (16,396,113)      1,063,534
                                          --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            (5,157,748)      6,404,672       3,136,200      34,455,589
                                          --------------------------------------------------------------
Net increase (decrease) in net assets        (8,112,482)      7,275,331       4,509,358      45,305,896
Net assets at beginning of year              30,956,761      23,681,430     109,910,449      64,604,553
                                          --------------------------------------------------------------
Net assets at end of year                 $  22,844,279   $  30,956,761   $ 114,419,807   $ 109,910,449
                                          ==============================================================

                                                       SBL                             SBL
                                                   Money Market                     Select 25
                                               2007            2006            2007            2006
                                          --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $    (437,239)  $    (201,125)  $    (186,618)  $    (121,686)
     Capital gains distributions                     --              --              --              --
     Realized capital gain (loss) on
       sales of fund shares                   1,363,871         677,338         394,157         205,552
     Change in unrealized appreciation/
       depreciation on investments
       during the year                        1,257,644         509,349      (1,885,391)      1,389,467
                                          --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                   2,184,276         985,562      (1,677,852)      1,473,333

   From contract owner transactions:
     Variable annuity deposits              142,342,212      87,479,773       2,816,531       5,765,042
     Contract owner maintenance charges        (562,501)       (220,048)       (193,204)       (134,262)
     Terminations and withdrawals            (7,160,758)     (3,951,748)     (1,565,595)     (1,227,271)
     Annuity payments                            (5,549)         (2,769)             --              --
     Transfers between subaccounts, net     (91,759,348)    (61,515,933)     (1,829,140)     14,345,127
                                          --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            42,854,056      21,789,275        (771,408)     18,748,636
                                          --------------------------------------------------------------
Net increase (decrease) in net assets        45,038,332      22,774,837      (2,449,260)     20,221,969
Net assets at beginning of year              35,453,673      12,678,836      24,597,316       4,375,347
                                          --------------------------------------------------------------
Net assets at end of year                 $  80,492,005   $  35,453,673   $  22,148,056   $  24,597,316
                                          ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                         SBL                                 SBL
                                                   Small Cap Growth                    Small Cap Value
                                                2007              2006              2007              2006
                                           -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $    (126,466)    $    (113,694)    $    (387,271)    $    (282,877)
     Capital gains distributions                      --                --                --                --
     Realized capital gain (loss) on
       sales of fund shares                      782,785           584,763         1,490,072         1,071,229
     Change in unrealized appreciation/
       depreciation on investments
       during the year                            63,962           163,065         2,995,014         3,372,279
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      720,281           634,134         4,097,815         4,160,631

   From contract owner transactions:
     Variable annuity deposits                 2,425,961         4,929,686        11,677,025        14,595,701
     Contract owner maintenance charges         (125,734)         (109,447)         (422,203)         (302,838)
     Terminations and withdrawals               (934,375)         (803,238)       (2,511,427)       (1,803,639)
     Annuity payments                               (854)               --              (437)               --
     Transfers between subaccounts, net       (2,316,472)         (281,302)       (1,454,294)       (1,444,299)
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                               (951,474)        3,735,699         7,288,664        11,044,925
                                           --------------------------------------------------------------------
Net increase (decrease) in net assets           (231,193)        4,369,833        11,386,479        15,205,556
Net assets at beginning of year               16,703,742        12,333,909        42,886,648        27,681,092
                                           --------------------------------------------------------------------
Net assets at end of year                  $  16,472,549     $  16,703,742     $  54,273,127     $  42,886,648
                                           ====================================================================

                                                      Van Kampen                          Van Kampen
                                                     LIT Comstock                        LIT Government
                                                2007              2006              2007              2006
                                           -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $      50,678     $     (11,444)    $     924,920     $     (37,475)
     Capital gains distributions                 184,887                --                --                --
     Realized capital gain (loss) on
       sales of fund shares                       14,130            76,795          (146,668)            2,641
     Change in unrealized appreciation/
       depreciation on investments
       during the year                          (953,040)          295,223         1,250,957           272,923
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     (703,345)          360,574         2,029,209           238,089

   From contract owner transactions:
     Variable annuity deposits                 6,326,276         2,726,571        16,290,065         7,089,753
     Contract owner maintenance charges          (94,731)          (12,178)         (286,707)          (50,128)
     Terminations and withdrawals               (494,643)          (34,227)       (1,535,811)         (274,496)
     Annuity payments                                 --                --                --                --
     Transfers between subaccounts, net        3,464,936         1,775,358        10,021,946        14,550,052
                                           --------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                              9,201,838         4,455,524        24,489,493        21,315,181
                                           --------------------------------------------------------------------
Net increase (decrease) in net assets          8,498,493         4,816,098        26,518,702        21,553,270
Net assets at beginning of year                4,816,098                --        21,553,270                --
                                           --------------------------------------------------------------------
Net assets at end of year                  $  13,314,591     $   4,816,098     $  48,071,972     $  21,553,270
                                           ====================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                         Van Kampen UIF
                                           Emerging                Van Kampen UIF
                                         Markets Equity          Equity and Income
                                              2007*             2007            2006**
                                         -----------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $    (17,766)     $     176,042   $      (5,595)
     Capital gains distributions              365,060            415,837          21,414
     Realized capital gain (loss) on
       sales of fund shares                    80,487             62,068           1,702
     Change in unrealized appreciation/
       depreciation on investments
       during the year                        938,615           (462,261)        382,567
                                         ------------------------------------------------
   Net increase (decrease) in net
     assets from operations                 1,366,396            191,686         400,088

   From contract owner transactions:
     Variable annuity deposits              3,414,666         10,435,873       4,723,469
     Contract owner maintenance charges       (40,686)          (140,626)        (19,792)
     Terminations and withdrawals            (148,757)          (725,800)        (53,098)
     Annuity payments                              --            (13,486)         (2,231)
     Transfers between subaccounts, net     7,940,130          1,956,021       3,485,375
                                         ------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          11,165,353         11,511,982       8,133,723
                                         ------------------------------------------------
Net increase (decrease) in net assets      12,531,749         11,703,668       8,533,811
Net assets at beginning of year                    --          8,533,811              --
                                         ------------------------------------------------
Net assets at end of year                $ 12,531,749      $  20,237,479   $   8,533,811
                                         ================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                          Notes to Financial Statements

1. Organization and Significant Accounting Policies

Organization

SecureDesigns Variable Annuity (SecureDesigns) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for SecureDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                    Subaccount                                                      Mutual Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                      AIM Advisors, Inc.:
AIM V.I. Basic Value                                     AIM V.I. Basic Value Fund (Series II Shares)
AIM V.I. Capital Development                             AIM V.I. Capital Development Fund (Series II Shares)
AIM V.I. Global Health Care                              AIM V.I. Global Health Care Fund (Series I Shares)
AIM V.I. Global Real Estate                              AIM V.I. Real Estate Fund (Series I Shares)
AIM V.I. International Growth                            AIM V.I. International Growth Fund (Series II Shares)
AIM V.I. Mid Cap Core Equity                             AIM V.I. Mid Cap Core Equity Fund (Series II Shares)
                                                      American Century Investment Management, Inc.:
American Century VP Mid Cap Value                        American Century VP Mid Cap Value (Class II)
American Century VP Ultra                                American Century VP Ultra Fund (Class II)
American Century VP Value                                American Century VP Value Fund (Class II)
                                                      The Dreyfus Corporation:
Dreyfus IP Technology Growth                             Dreyfus IP Technology Growth Portfolio (Service Class)
Dreyfus VIF International Value                          Dreyfus VIF International Value Portfolio (Service Class)
                                                      Franklin Advisors, Inc.:
Franklin Income Securities                               Franklin Income Securities Fund (Class II)
                                                      Franklin Advisory Services, LLC:
Franklin Small Cap Value Securities                      Franklin Small Cap Value Securities Fund (Class II)
                                                      Janus Capital Management, LLC:
Janus Aspen INTECH Risk-Managed Core                     Janus Aspen INTECH Risk-Managed Core (Service Class)
Janus Aspen Large Cap Growth                             Janus Aspen Large Cap Growth (Service Class)
Janus Aspen Mid Cap Growth                               Janus Aspen Mid Cap Growth (Service Class)
                                                      Legg Mason Partners Fund Advisor, LLC:
Legg Mason Partners Variable Aggressive Growth           Legg Mason Partners Variable Aggressive Growth Fund (Class II)
Legg Mason Partners Variable Global High Yield Bond      Legg Mason Partners Variable Global High Yield Bond (Class II)

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                    Subaccount                                                     Mutual Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                     Legg Mason Partners Fund Advisor, LLC (continued):
Legg Mason Partners Variable Small Cap Growth           Legg Mason Partners Variable Small Cap Growth Fund (Class I)
                                                     Massachusetts Financial Services Company:
MFS VIT Research International                          MFS VIT Research International Series (Service Class)
MFS VIT Total Return                                    MFS VIT Total Return Series (Service Class)
MFS VIT Utilities                                       MFS VIT Utilities Series (Service Class)
                                                     Franklin Mutual Advisors, LLC:
Mutual Discovery Securities                             Mutual Discovery Securities Fund (Class II)
                                                     Neuberger Berman Management Inc.:
Neuberger Berman AMT Socially Responsive                Neuberger Berman AMT Socially Responsive Portfolio (Class S)
                                                     Oppenheimer Funds, Inc.:
Oppenheimer Core Bond Fund/VA                           Oppenheimer Core Bond Fund/VA (Service Class)
Oppenheimer Main Street Small Cap Fund/VA               Oppenheimer Main Street Small Cap Fund/VA (Service Class)
                                                     Pacific Investment Management Company LLC:
PIMCO VIT All Asset                                     PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO VIT CommodityRealReturn Strategy                  PIMCO VIT CommodityRealReturn Strategy Portfolio (Administrative Class)
PIMCO VIT Emerging Markets Bond                         PIMCO VIT Emerging Markets Bond Portfolio (Advisor Class)
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)             PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) (Administrative Class)
PIMCO VIT Low Duration                                  PIMCO VIT Low Duration Portfolio (Administrative Class)
PIMCO VIT Real Return                                   PIMCO VIT Real Return Portfolio (Administrative Class)
PIMCO VIT Small Cap StocksPLUS TR                       PIMCO VIT Small Cap StocksPLUS TR (Advisor Class)
                                                     Royce & Associates, LLC:
Royce Micro-Cap                                         Royce Micro-Cap Portfolio
                                                     Rydex Investments:
RVT CLS AdvisorOne Amerigo                              RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Clermont                             RVT CLA AdvisorOne Clermont Fund
Rydex VT Absolute Return Strategies                     Rydex VT Absolute Return Strategies
Rydex VT EP Aggressive                                  Rydex VT EP Aggressive
Rydex VT EP Conservative                                Rydex VT EP Conservative
Rydex VT EP Moderate                                    Rydex VT EP Moderate

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                    Subaccount                                                      Mutual Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                      Rydex Investments (continued):
Rydex VT Hedged Equity                                   Rydex VT Hedged Equity
Rydex VT Multi-Cap Core Equity                           Rydex VT Multi-Cap Core Equity
Rydex VT Sector Rotation                                 Rydex VT Sector Rotation Fund
                                                      Security Investors, LLC:
SBL Alpha Opportunity                                    SBL Fund Series Z (SBL Alpha Opportunity)
SBL Diversified Income                                   SBL Fund Series E (SBL Diversified Income)
SBL Enhanced Index                                       SBL Fund Series H (SBL Enhanced Index)
SBL Equity                                               SBL Fund Series A (SBL Equity)
SBL Equity Income                                        SBL Fund Series O (SBL Equity Income)
SBL Global                                               SBL Fund Series D (SBL Global)
SBL High Yield                                           SBL Fund Series P (SBL High Yield)
SBL Large Cap Value                                      SBL Fund Series B (SBL Large Cap Value)
SBL Managed Asset Allocation                             SBL Fund Series N (SBL Managed Asset Allocation)
SBL Mid Cap Growth                                       SBL Fund Series J (SBL Mid Cap Growth)
SBL Mid Cap Value                                        SBL Fund Series V (SBL Mid Cap Value)
SBL Money Market                                         SBL Fund Series C (SBL Money Market)
SBL Select 25                                            SBL Fund Series Y (SBL Select 25)
SBL Small Cap Growth                                     SBL Fund Series X (SBL Small Cap Growth)
SBL Small Cap Value                                      SBL Fund Series Q (SBL Small Cap Value)
                                                      Van Kampen Asset Management:
Van Kampen LIT Comstock                                  Van Kampen LIT Comstock Portfolio (Class II)
Van Kampen LIT Government                                Van Kampen LIT Government Portfolio (Class II)
                                                      Morgan Stanley Investment Management Inc.:
Van Kampen UIF Emerging Markets Equity                   Van Kampen UIF Emerging Markets Equity (Class II)
Van Kampen UIF Equity and Income                         Van Kampen UIF Equity and Income Portfolio (Class II)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Under the terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by SBL. SBL is a wholly owned subsidiary of Security Benefit Corporation (SBC).

AIM Advisors, Inc. serves as investment advisor of AIM V.I. Basic Value Fund, AIM V.I. Capital Development Fund, AIM V.I. Global Health Care Fund, AIM V.I. International Growth Fund, and AIM V.I.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mid Cap Core Equity Fund. AIM Advisors, Inc. has engaged INVESCO Institutional (N.A.), Inc. to provide subadvisory services to AIM V.I. Global Real Estate Fund. American Century Investment Management, Inc. serves as investment advisor of American Century VP Mid Cap Value, American Century VP Ultra Fund and American Century VP Value Fund. The Dreyfus Corporation serves as investment advisor of Dreyfus IP Technology Growth Portfolio and Dreyfus VIF International Value Portfolio. Franklin Advisors, Inc. serves as investment advisor of Franklin Income Securities Fund. Franklin Advisory services LLC serves as investment advisor for Franklin Small Cap Value Securities Fund. Janus Capital Management, LLC serves as investment advisor for Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth and Janus Aspen Mid Cap Growth. Legg Mason Partners Fund Advisor, LLC has engaged ClearBridge Advisors, LLC to provide subadvisory services to Legg Mason Partners Variable Aggressive Growth Fund and Legg Mason Partners Variable Small Cap Growth Fund, as well as Western Asset Management Company and Western Asset Management Company Limited to provide Subadvisory services to Legg Mason Partners Global High Yield Bond Fund. Massachusetts Financial Services Company serves as investment advisor of MFS VIT Research International Series, MFS VIT Total Return Series, and MFS VIT Utilities Series. Franklin Mutual Advisers, LLC has engaged Franklin Templeton Investment Management Limited to provide subadvisory services for Mutual
Discovery Securities Fund. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services to Neuberger Berman AMT Socially Responsive Portfolio. OppenheimerFunds, Inc. serves as investment advisor of Oppenheimer Core Bond Fund/VA and Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment advisor of PIMCO VIT All Asset Portfolio, PIMCO VIT CommodityRealReturn Strategy Portfolio, PIMCO VIT Emerging Markets Bond Portfolio, PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio and PIMCO VIT Small Cap StocksPLUS TR. Royce & Associates, LLC serves as investment advisor of Royce Micro-Cap Portfolio. Rydex Investments serves as investment advisor for Rydex Absolute Return Strategies, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, and Rydex VT Sector Rotation Fund engages CLS Investment Firm, LLC to provide subadvisory services to RVT CLS AdvisorOne Amerigo Fund and RVT CLS AdvisorOne Clermont Fund. SI serves as investment advisor of each Series of the SBL Funds. SI has engaged Mainstream Investment Advisers, LLC to provide subadvisory services for Series Z (SBL Alpha Opportunity); Northern Trust Investments, N.A. to provide subadvisory services for Series H (SBL Enhanced Index); T. Rowe Price Associates, Inc. to provide subadvisory services for Series N (SBL Managed Asset Allocation) and Series O ((SBL Equity Income); OppenheimerFunds, Inc. and Security Global Investors, LLC, a limited liability company also controlled by SBL, to provide subadvisory services for Series D (SBL Global); RS Investment Management, L.P. to provide subadvisory services for Series X (SBL Small Cap Growth); and Wells Capital Management Inc. to provide subadvisory services for Series Q (SBL Small Cap Value). Van Kampen Asset Management serves as investment advisor of Van Kampen LIT Comstock Portfolio and Van Kampen LIT Government Portfolio. Morgan Stanley Investment Management Inc. serves as

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

investment advisor for Van Kampen UIF Emerging Markets Equity and Van Kampen UIF Equity and Income Portfolio.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2007, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                     Cost of        Proceeds
            Subaccount                              Purchases      from Sales
-------------------------------------------------------------------------------

AIM V.I. Basic Value                              $   4,380,546   $   3,293,848
AIM V.I. Capital Development                         12,115,085       4,525,454
AIM V.I. Global Health Care                           4,706,803       2,519,740
AIM V.I. Global Real Estate                          22,827,061      18,802,965
AIM V.I. International Growth                        25,658,277      10,608,255
AIM V.I. Mid Cap Core Equity                          7,316,062       2,411,374
American Century VP Mid Cap Value                       719,832         106,910
American Century VP Ultra                             6,138,337       5,839,666
American Century VP Value                            16,342,616      11,276,349
Dreyfus IP Techology Growth                           4,936,631       1,103,222
Dreyfus VIF International Value                      13,361,053      10,796,006
Franklin Income Securities                           25,394,451       3,346,180
Franklin Small Cap Value Securities                   1,694,210          36,390
Janus Aspen INTECH Risk-Managed Core                    487,639          39,940
Janus Aspen Large Cap Growth                         10,295,541         140,896
Janus Aspen Mid Cap Growth                           37,963,045       1,519,622

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                        Cost of         Proceeds
            Subaccount                                 Purchases       from Sales
-----------------------------------------------------------------------------------
Legg Mason Partners Variable Aggressive Growth        $  24,103,995   $  20,434,263
Legg Mason Partners Variable Global High Yield Bond         674,236         120,876
Legg Mason Partners Variable Small Cap Growth             1,975,731         788,137
MFS VIT Research International                           13,095,287       3,443,049
MFS VIT Total Return                                     38,044,698      32,118,554
MFS VIT Utilities                                        31,226,976       5,972,088
Mutual Discovery Securities                              31,442,011       6,016,752
Neuberger Berman AMT Socially Responsive                  3,238,782         572,615
Oppenheimer Core Bond Fund/VA                            24,036,066       7,672,465
Oppenheimer Main Street Small Cap Fund/VA                 5,870,412       3,480,409
PIMCO VIT All Asset                                       5,895,190       3,123,376
PIMCO VIT CommodityRealReturn Strategy                    4,477,433       1,192,377
PIMCO VIT Emerging Markets Bond                           1,078,617         114,407
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)              12,590,546       5,425,188
PIMCO VIT Low Duration                                   11,313,625      10,559,351
PIMCO VIT Real Return                                    22,703,153      12,585,067
PIMCO VIT Small Cap StocksPLUS TR                           162,244          11,690
Royce Micro-Cap                                          14,505,093       2,193,232
RVT CLS AdvisorOne Amerigo                               61,266,628       1,673,060
RVT CLS AdvisorOne Clermont                              14,144,923       6,102,381
Rydex VT Absolute Return Strategies                       2,961,256         414,961
Rydex VT EP Aggressive                                    3,787,512       1,379,788
Rydex VT EP Conservative                                  5,268,368       3,368,056
Rydex VT EP Moderate                                      9,681,098       1,744,437
Rydex VT Hedged Equity                                      874,420         279,386
Rydex VT Multi-Cap Core Equity                              343,275         250,053
Rydex VT Sector Rotation                                 14,500,762       2,595,084
SBL Alpha Opportunity                                    10,446,203       5,868,829
SBL Diversified Income                                    9,986,192      11,402,712
SBL Enhanced Index                                        7,625,895       9,731,821
SBL Equity                                                1,244,921       1,761,966
SBL Equity Income                                        19,751,179      11,078,651
SBL Global                                               19,702,153       7,953,748
SBL High Yield                                           28,479,413      13,685,769
SBL Large Cap Value                                      42,443,028      11,638,899

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                    Cost of         Proceeds
             Subaccount                            Purchases       from Sales
-------------------------------------------------------------------------------
SBL Managed Asset Allocation                     $   12,737,422   $   2,113,719
SBL Mid Cap Growth                                    3,318,927       8,686,721
SBL Mid Cap Value                                    25,652,078      23,431,017
SBL Money Market                                    110,186,786      67,769,968
SBL Select 25                                         4,807,012       5,765,037
SBL Small Cap Growth                                  3,682,117       4,760,056
SBL Small Cap Value                                  13,205,120       6,303,713
Van Kampen LIT Comstock                              12,159,538       2,722,136
Van Kampen LIT Government                            37,888,659      12,474,246
Van Kampen UIF Emerging Markets Equity               12,951,239       1,438,593
Van Kampen UIF Equity and Income                     14,015,048       1,911,187

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.60% to 0.85% of the average daily net asset. Additionally, SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.6% of the contract value.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2007 and 2006, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                   2007                                     2006
                                  --------------------------------------   ---------------------------------------
                                                                  Net                                      Net
                                     Units         Units       Increase       Units         Units       Increase
          Subaccount                Issued       Redeemed     (Decrease)     Issued       Redeemed     (Decrease)
------------------------------------------------------------------------   ---------------------------------------
AIM V.I. Basic Value                 420,464      (362,164)       58,300      403,783      (180,148)      223,635
AIM V.I. Capital Development       1,454,928      (841,652)      613,276      487,952      (121,742)      366,210
AIM V.I. Global Health Care          508,083      (329,047)      179,036      534,369      (376,644)      157,725
AIM V.I. Global Real Estate        1,363,543    (1,469,737)     (106,194)     920,655      (327,151)      593,504
AIM V.I. International Growth      2,469,315    (1,541,301)      928,014    2,239,538      (488,449)    1,751,089
AIM V.I. Mid Cap Core Equity         618,781      (302,742)      316,039      143,722       (85,159)       58,563
American Century VP Mid Cap
   Value                              85,666       (20,418)       65,248           --            --            --
American Century VP Ultra            947,128      (898,458)       48,670      914,474      (737,586)      176,888
American Century VP Value          1,657,410    (1,415,263)      242,147    1,329,963      (663,712)      666,251
Dreyfus IP Technology Growth         552,293      (203,219)      349,074      120,536       (64,207)       56,329
Dreyfus VIF International Value    1,332,075    (1,371,038)      (38,963)   1,761,513    (1,314,846)      446,667
Franklin Income Securities         3,030,203      (732,360)    2,297,843           --            --            --
Franklin Small Cap Value
   Securities                        252,433       (75,329)      177,104           --            --            --
Janus Aspen INTECH Risk-
   Managed Core                       51,286        (5,316)       45,970           --            --            --
Janus Aspen Large Cap Growth       1,190,762      (185,245)    1,005,517           --            --            --
Janus Aspen Mid Cap Growth         4,466,022      (876,807)    3,589,215           --            --            --
Legg Mason Partners Variable
   Aggressive Growth               2,052,052    (1,667,622)      384,430      891,780      (109,828)      781,952
Legg Mason Partners Variable
   Global High Yield                  73,290       (18,852)       54,438           --            --            --
Legg Mason Partners Variable
   Small Cap Growth                  167,048       (57,859)      109,189       42,332       (22,838)       19,494
MFS VIT Research International     1,509,497      (670,551)      838,946      858,621       (66,000)      792,621
MFS VIT Total Return               5,004,566    (4,503,086)      501,480    3,728,849      (514,910)    3,213,939
MFS VIT Utilities                  3,040,705    (1,284,675)    1,756,030    1,104,108      (189,290)      914,818
Mutual Discovery Securities        3,638,462    (1,081,072)    2,557,390           --            --            --
Neuberger Berman AMT
   Socially Responsive               265,263       (99,206)      166,057      231,552       (46,968)      184,584

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                   2007                                     2006
                                  --------------------------------------   ---------------------------------------
                                                                  Net                                      Net
                                     Units        Units        Increase       Units         Units       Increase
          Subaccount                Issued       Redeemed     (Decrease)     Issued       Redeemed     (Decrease)
------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond
   Fund/VA                         2,741,872    (1,063,645)    1,678,227           --            --            --
Oppenheimer Main Street Small
   Cap Fund/VA                       490,203      (360,782)      129,421      795,165      (515,964)      279,201
PIMCO VIT All Asset                  677,123      (502,184)      174,939      844,121      (463,397)      380,724
PIMCO VIT CommodityReal-
   Return Strategy                   567,142      (267,521)      299,621      236,900       (83,430)      153,470
PIMCO VIT Emerging Markets
   Bond                              133,537       (37,980)       95,557           --            --            --
PIMCO VIT Foreign Bond (U.S.
   Dollar-Hedged)                  1,600,220      (873,933)      726,287    1,050,271      (372,684)      677,587
PIMCO VIT Low Duration             1,711,538    (1,654,174)       57,364    1,494,055      (784,207)      709,848
PIMCO VIT Real Return              3,505,507    (2,600,934)      904,573    3,404,516    (2,508,512)      896,004
PIMCO VIT Small Cap
   StocksPLUS TR                      20,948        (4,866)       16,082           --            --            --
Royce Micro-Cap                    1,666,042      (672,284)      993,758      703,815      (129,175)      574,640
RVT CLS AdvisorOne Amerigo         6,229,210    (1,047,701)    5,181,509    2,484,175      (203,347)    2,280,828
RVT CLS AdvisorOne Clermont        1,363,906      (752,247)      611,659      694,128       (77,061)      617,067
Rydex VT Absolute Return
   Strategies                        336,965       (88,627)      248,338           --            --            --
Rydex VT EP Aggressive               410,733      (175,576)      235,157           --            --            --
Rydex VT EP Conservative             675,707      (479,118)      196,589           --            --            --
Rydex VT EP Moderate               1,185,407      (382,140)      803,267           --            --            --
Rydex VT Hedged Equity               102,058       (43,882)       58,176           --            --            --
Rydex VT Multi-Cap Core
   Equity                             40,260       (30,074)       10,186           --            --            --
Rydex VT Sector Rotation           1,083,836      (486,800)      597,036      973,457      (418,528)      554,929
SBL Alpha Opportunity              1,164,806      (831,444)      333,362      903,007      (380,905)      522,102
SBL Diversified Income             1,850,562    (1,860,118)       (9,556)   1,718,345    (1,284,047)      434,298
SBL Enhanced Index                 1,859,157    (1,982,947)     (123,790)   4,141,008    (1,799,738)    2,341,270
SBL Equity                           287,597      (327,981)      (40,384)     374,194      (311,687)       62,507
SBL Equity Income                  2,953,268    (2,139,665)      813,603    2,635,116    (1,406,071)    1,229,045
SBL Global                         3,470,237    (2,223,158)    1,247,079    3,389,996    (1,476,348)    1,913,648
SBL High Yield                     1,989,308    (1,300,401)      688,907    1,332,584      (552,992)      779,592
SBL Large Cap Value                4,994,529    (2,196,584)    2,797,945    2,678,541    (1,180,658)    1,497,883
SBL Managed Asset Allocation       1,646,349      (555,545)    1,090,804    1,455,523      (871,898)      583,625

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                   2007                                     2006
                                  --------------------------------------   ---------------------------------------
                                                                  Net                                      Net
                                     Units        Units        Increase       Units         Units       Increase
          Subaccount                Issued       Redeemed     (Decrease)     Issued       Redeemed     (Decrease)
------------------------------------------------------------------------------------------------------------------
SBL Mid Cap Growth                 1,215,322    (1,685,749)     (470,427)   1,888,523    (1,149,902)      738,621
SBL Mid Cap Value                  2,630,694    (2,332,656)      298,038    3,274,634    (1,569,194)    1,705,440
SBL Money Market                  28,758,390   (23,950,054)    4,808,336   14,469,496   (12,009,050)    2,460,446
SBL Select 25                      1,537,834    (1,549,399)      (11,565)   4,098,375    (1,301,833)    2,796,542
SBL Small Cap Growth               1,064,669    (1,136,906)      (72,237)   1,692,397    (1,076,218)      616,179
SBL Small Cap Value                1,305,227      (937,912)      367,315    1,238,902      (674,033)      564,869
Van Kampen LIT Comstock            1,499,446      (645,617)      853,829      637,060      (196,781)      440,279
Van Kampen LIT Government          4,787,414    (2,290,898)    2,496,516    2,453,274      (308,229)    2,145,045
Van Kampen UIF Emerging
   Markets Equity                  1,391,688      (402,802)      988,886           --            --            --
Van Kampen UIF Equity and
   Income                          1,727,775      (627,918)    1,099,857      851,580       (55,902)      795,678

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2007, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

Subaccount                             2007          2006          2005         2004         2003
-----------------------------------------------------------------------------------------------------
AIM V.I. Basic Value
Units                                  690,276       631,977       408,342      317,491       82,779
Unit value                         $     14.71   $     15.07   $     13.85   $    13.64   $    12.77
Net assets                         $10,152,160   $ 9,521,911   $ 5,655,252   $4,329,581   $1,057,347
Ratio of expenses to net assets*    0.75%-1.00%   0.75%-1.00%         0.75%        0.75%        0.75%
Investment income ratio**                 0.36%         0.14%           --%          --%          --%
Total return***                         (2.39)%         8.79%         1.55%        6.81%       18.02%

AIM V.I. Capital
Development (1)
Units                                  979,487       366,210            --           --           --
Unit value                         $     11.23   $     10.55   $        --   $       --   $       --
Net assets                         $11,001,695   $ 3,863,731   $        --   $       --   $       --
Ratio of expenses to net assets*    0.75%-1.00%   0.75%-1.00%           --%          --%          --%
Investment income ratio**                   --%           --%           --%          --%          --%
Total return***                           6.46%         5.49%           --%          --%          --%

AIM V.I. Global Health Care
Units                                  509,166       330,130       172,405      116,719       32,710
Unit value                         $     13.72   $     12.74    $    12.56   $    12.06   $    11.64
Net assets                         $ 6,985,617   $ 4,205,150    $2,166,746   $1,407,429   $  380,735
Ratio of expenses to net assets*    0.75%-1.00%   0.75%-1.00%         0.75%        0.75%        0.75%
Investment income ratio**                   --%           --%           --%          --%          --%
Total return***                           7.72%         1.37%         4.17%        3.61%       12.68%

AIM V.I. Global Real Estate
Units                                1,336,969     1,443,163       849,659      460,520      111,342
Unit value                         $     23.17   $     25.47   $     18.54   $    16.85   $    12.81
Net assets                         $30,968,902   $36,751,767   $15,751,291   $7,757,710   $1,425,619
Ratio of expenses to net assets*    0.75%-1.00%   0.75%-1.00%         0.75%        0.75%        0.75%
Investment income ratio**                 6.10%         1.27%         1.34%        1.12%        2.88%
Total return***                         (9.03)%        37.37%        10.05%       31.54%       21.42%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                             2007          2006          2005         2004         2003
-----------------------------------------------------------------------------------------------------
AIM V.I. International
Growth (2)
Units                                3,263,735     2,335,721       584,632      121,624           --
Unit value                         $     17.87   $     16.21   $     13.16   $    11.61   $       --
Net assets                         $58,313,721   $37,864,445   $ 7,693,581   $1,411,596   $       --
Ratio of expenses to net assets*    0.75%-1.00%   0.75%-1.00%         0.75%        0.75%          --%
Investment income ratio**                 0.44%         1.00%         0.85%        0.87%          --%
Total return***                          10.22%        23.20%        13.38%       16.10%          --%

AIM V.I. Mid Cap Core
Equity
Units                                  606,376       290,337       231,774      110,873       33,968
Unit value                         $     15.59   $     14.82   $     13.86   $    13.41   $    12.26
Net assets                         $ 9,456,484   $ 4,302,527   $ 3,212,929   $1,487,081   $  416,501
Ratio of expenses to net assets*    0.75%-1.00%   0.75%-1.00%         0.75%        0.75%        0.75%
Investment income ratio**                 0.06%         0.79%         0.37%        0.03%          --%
Total return***                           5.25%         6.90%         3.32%        9.38%       15.12%

American Century VP Mid
Cap Value (3)
Units                                   65,248            --            --           --           --
Unit value                         $      8.76   $        --   $        --   $       --   $       --
Net assets                         $   571,558   $        --   $        --   $       --   $       --
Ratio of expenses to net assets*    0.75%-1.00%           --%           --%          --%          --%
Investment income ratio**                 0.90%           --%           --%          --%          --%
Total return***                        (12.38)%           --%           --%          --%          --%

American Century VP Ultra
Units                                1,344,652     1,295,982     1,119,094      271,402       61,800
Unit value                         $     13.11   $     11.27   $     12.11   $    12.33   $    11.57
Net assets                         $17,631,225   $14,602,503   $13,548,810   $3,345,270   $  715,169
Ratio of expenses to net assets*    0.75%-1.00%   0.75%-1.00%         0.75%        0.75%        0.75%
Investment income ratio**                   --%           --%           --%          --%          --%
Total return***                          16.37%       (6.94)%       (1.78)%        6.57%       15.35%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                               2007                 2006               2005                2004               2003
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value
Units                                     1,785,939           1,543,792             877,541             260,569              3,285
Unit value                         $          14.19    $          15.56    $          13.64    $          13.50    $         12.28
Net assets                         $     25,339,270    $     24,020,629    $     11,966,657    $      3,518,377    $       408,803
Ratio of expenses to net assets*         0.75%-1.00%         0.75%-1.00%               0.75%               0.75%              0.75%
Investment income ratio**                      1.50%               0.97%               0.33%               0.25%                --%
Total return***                               (8.81)%             14.11%               1.00%               9.93%             16.51%

Dreyfus IP Technology
Growth (2)
Units                                       479,769             130,694              74,365              36,497                 --
Unit value                         $          11.18    $          10.14    $          10.12    $          10.15    $            --
Net assets                         $      5,363,374    $      1,325,832    $        752,574    $        370,535    $            --
Ratio of expenses to net assets*         0.75%-1.00%         0.75%-1.00%               0.75%               0.75%                --%
Investment income ratio**                        --%                 --%                 --%                 --%                --%
Total return***                               10.20%               0.22%              (0.33)%              1.50%                --%

Dreyfus VIF International
Value (2)
Units                                     1,855,787           1,894,749           1,448,082             706,250                 --
Unit value                         $          14.28    $          14.27    $          12.10    $          11.25    $            --
Net assets                         $     26,499,170    $     27,032,932    $     17,520,936    $      7,942,552    $            --
Ratio of expenses to net assets*         0.75%-1.00%         0.75%-1.00%               0.75%               0.75%                --%
Investment income ratio**                      1.62%               1.16%                 --%               1.41%                --%
Total return***                                0.08%              17.90%               7.58%              12.50%                --%

Franklin Income Securities (3)
Units                                     2,297,843                  --                  --                  --                 --
Unit value                         $           9.55    $             --    $             --    $             --    $            --
Net assets                         $     21,937,535    $             --    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%                 --%                 --%                 --%                --%
Investment income ratio**                      0.60%                 --%                 --%                 --%                --%
Total return***                              (4.54)%                 --%                 --%                 --%                --%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                               2007                 2006               2005                2004               2003
----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value
Securities (3)
Units                                       177,104                  --                  --                  --                 --
Unit value                         $           8.79    $             --    $             --    $             --    $            --
Net assets                         $      1,556,548    $             --    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%                 --%                 --%                 --%                --%
Investment income ratio**                      0.15%                 --%                 --%                 --%                --%
Total return***                              (12.10)%                --%                 --%                 --%                --%

Janus Aspen INTECH Risk-Managed
Core (3)
Units                                        45,970                  --                  --                  --                 --
Unit value                         $           9.70    $             --    $             --    $             --    $            --
Net assets                         $        445,902    $             --    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%                 --%                 --%                 --%                --%
Investment income ratio**                      0.70%                 --%                 --%                 --%                --%
Total return***                              (3.00)%                 --%                 --%                 --%                --%

Janus Aspen Large Cap Growth (3)
Units                                     1,005,517                  --                  --                  --                 --
Unit value                         $          10.28    $             --    $             --    $             --    $            --
Net assets                         $     10,336,943    $             --    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%                 --%                 --%                 --%                --%
Investment income ratio**                      0.54%                 --%                 --%                 --%                --%
Total return***                                2.81%                 --%                 --%                 --%                --%

Janus Aspen Mid Cap Growth (3)
Units                                     3,589,215                  --                  --                  --                 --
Unit value                         $          10.71    $             --    $             --    $             --    $            --
Net assets                         $     38,427,996    $             --    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%                 --%                 --%                 --%                --%
Investment income ratio**                      0.08%                 --%                 --%                 --%                --%
Total return***                                7.05%                 --%                 --%                 --%                --%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                              2007                 2006                2005               2004                2003
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable
Aggressive Growth (1)
Units                                     1,166,382             781,952                  --                  --                 --
Unit value                         $          10.04    $          10.39    $             --    $             --    $            --
Net assets                         $     11,707,446    $      8,121,710    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%         0.75%-1.00%                 --%                 --%                --%
Investment income ratio**                        --%                 --%                 --%                 --%                --%
Total return***                                0.38%               3.86%                 --%                 --%                --%

Legg Mason Partners Variable
Global High Yield (3)
Units                                        54,439                  --                  --                  --                 --
Unit value                         $           9.38    $             --    $             --    $             --    $            --
Net assets                         $        510,555    $             --    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%                 --%                 --%                 --%                --%
Investment income ratio**                     13.03%                 --%                 --%                 --%                --%
Total return***                              (6.23)%                 --%                 --%                 --%                --%

Legg Mason Partners Variable
Small Cap Growth (1)
Units                                       128,684              19,494                  --                  --                 --
Unit value                         $          10.54    $           9.96    $             --    $             --    $            --
Net assets                         $      1,356,675    $        194,337    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%         0.75%-1.00%                 --%                 --%                --%
Investment income ratio**                        --%                 --%                 --%                 --%                --%
Total return***                                5.41%             (0.36)%                 --%                 --%                --%

MFS VIT Research International (1)
Units                                     1,631,567             792,621                  --                  --                 --
Unit value                         $          12.28    $          11.34    $             --    $             --    $            --
Net assets                         $     20,040,202    $      8,991,614    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%         0.75%-1.00%                 --%                 --%                --%
Investment income ratio**                        --%               1.23%                 --%                 --%                --%
Total return***                                8.28%              13.43%                 --%                 --%                --%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                2007                2006               2005                2004                2003
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Total Return (1)
Units                                     3,715,419           3,213,939                  --                  --                 --
Unit value                         $          10.65    $          10.64    $             --    $             --    $            --
Net assets                         $     39,568,651    $     34,194,494    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%         0.75%-1.00%                 --%                 --%                --%
Investment income ratio**                      2.97%               0.32%                 --%                 --%                --%
Total return***                                0.09%               6.40%                 --%                 --%                --%

MFS VIT Utilities (1)
Units                                     2,670,849             914,818                  --                  --                 --
Unit value                         $          15.15    $          12.33    $             --    $             --    $            --
Net assets                         $     40,455,177    $     11,280,809    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%         0.75%-1.00%                 --%                 --%                --%
Investment income ratio**                      0.60%               0.21%                 --%                 --%                --%
Total return***                               22.84%              23.30%                 --%                 --%                --%

Mutual Discovery
Securities (3)
Units                                     2,557,390                  --                  --                  --                 --
Unit value                         $          10.00    $             --    $             --    $             --    $            --
Net assets                         $     25,576,064    $             --    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%                 --%                 --%                 --%                --%
Investment income ratio**                      0.31%                 --%                 --%                 --%                --%
Total return***                              (0.04)%                 --%                 --%                 --%                --%

Neuberger Berman AMT Socially
Responsive (4)
Units                                       350,641             184,584                  --                  --                 --
Unit value                         $          16.83    $          16.28    $             --    $             --    $            --
Net assets                         $      5,900,617    $      3,004,992    $             --    $             --    $            --
Ratio of expenses to net assets*         0.75%-1.00%         0.75%-1.00%                 --%                 --%                --%
Investment income ratio**                      0.02%                 --%                 --%                 --%                --%
Total return***                                3.40%              62.78%                 --%                 --%                --%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                   2007             2006           2005            2004             2003
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond
Fund/VA (3)
Units                                       1,678,227              --              --              --              --
Unit value                               $       9.98     $        --     $        --     $        --     $        --
Net assets                               $ 16,746,667     $        --     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%             --%             --%             --%             --%
Investment income ratio**                          --%             --%             --%             --%             --%
Total return***                                 (0.21)%            --%             --%             --%             --%

Oppenheimer Main Street
Small Cap Fund/VA
Units                                         722,144         592,722         313,521         154,844          34,851
Unit value                               $      17.28     $     18.20     $     16.48     $     15.59     $     13.58
Net assets                               $ 12,478,845     $10,789,665     $ 5,167,232     $ 2,414,712     $   473,451
Ratio of expenses to net assets*           0.75%-1.00%     0.75%-1.00%           0.75%           0.75%           0.75%
Investment income ratio**                        0.16%           0.02%             --%             --%             --%
Total return***                                (5.04)%          10.45%           5.68%          14.80%          29.83%

PIMCO VIT All Asset
Units                                       1,439,331       1,264,392         883,668         389,040          91,895
Unit value                               $      12.49     $     11.97     $     11.87     $     11.60     $     10.81
Net assets                               $ 17,971,617     $15,131,737     $10,490,341     $ 4,513,996     $   992,896
Ratio of expenses to net assets*           0.75%-1.00%     0.75%-1.00%           0.75%           0.75%           0.75%
Investment income ratio**                        7.97%           6.10%           4.63%           4.58%           4.13%
Total return***                                  4.33%           0.81%           2.32%           7.31%           2.95%

PIMCO VIT
CommodityReal-Return
Strategy (1)
Units                                         453,091         153,470              --              --              --
Unit value                               $      12.09     $     10.18     $        --     $        --     $        --
Net assets                               $  5,477,948     $ 1,563,017     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%     0.75%-1.00%             --%             --%             --%
Investment income ratio**                        5.14%           7.03%             --%             --%             --%
Total return***                                 18.71%           1.85%             --%             --%             --%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                   2007             2006           2005            2004             2003
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging
Markets Bond (3)
Units                                          95,557              --              --              --              --
Unit value                               $       9.99     $        --     $        --     $        --     $        --
Net assets                               $    955,017     $        --     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%             --%             --%             --%             --%
Investment income ratio**                        1.90%             --%             --%             --%             --%
Total return***                                 (0.08)%            --%             --%             --%             --%

PIMCO VIT Foreign Bond
(U.S. Dollar-Hedged) (1)
Units                                       1,403,874         677,587              --              --              --
Unit value                               $       9.94     $      9.96     $        --     $        --     $        --
Net assets                               $ 13,963,279     $ 6,751,052     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%     0.75%-1.00%             --%             --%             --%
Investment income ratio**                        3.54%           2.83%             --%             --%             --%
Total return***                                 (0.20)%         (0.37)%            --%             --%             --%

PIMCO VIT Low Duration
Units                                       2,411,950       2,354,587       1,644,739       1,136,486         778,084
Unit value                               $       9.72     $      9.40     $      9.38     $      9.64     $      9.83
Net assets                               $ 23,434,247     $22,144,691     $15,450,035     $10,980,768     $ 7,651,959
Ratio of expenses to net assets*           0.75%-1.00%     0.75%-1.00%           0.75%           0.75%           0.75%
Investment income ratio**                        4.86%           4.16%           2.72%           1.28%           0.75%
Total return***                                  3.40%           0.16%         (2.73)%         (1.93)%         (2.29)%

PIMCO VIT Real Return
Units                                       5,381,914       4,477,341       3,581,337       1,308,272         394,954
Unit value                               $      11.09     $     10.41     $     10.72     $     10.91     $     10.40
Net assets                               $ 59,695,997     $46,611,374     $38,433,710     $14,295,781     $ 4,106,853
Ratio of expenses to net assets*           0.75%-1.00%     0.75%-1.00%           0.75%           0.75%           0.75%
Investment income ratio**                        4.64%           4.76%           2.67%           0.99%           0.38%
Total return***                                  6.56%         (2.98)%         (1.69)%           4.90%           0.68%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                   2007             2006           2005            2004             2003
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Small Cap
StocksPLUS TR (3)
Units                                          16,081              --              --              --              --
Unit value                               $       9.42     $        --     $        --     $        --     $        --
Net assets                               $    151,571     $        --     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%             --%             --%             --%             --%
Investment income ratio**                        3.56%             --%             --%             --%             --%
Total return***                                (5.77)%             --%             --%             --%             --%

Royce Micro-Cap (1)
Units                                       1,568,397         574,640              --              --              --
Unit value                               $      10.75     $     10.74     $        --     $        --     $        --
Net assets                               $ 16,863,593     $ 6,170,213     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%     0.75%-1.00%             --%             --%             --%
Investment income ratio**                        2.14%           0.32%             --%             --%             --%
Total return***                                  0.13%           7.39%             --%             --%             --%

RVT CLS AdvisorOne
Amerigo (1)
Units                                       7,462,337       2,280,828              --              --              --
Unit value                               $      11.51     $     10.51     $        --     $        --     $        --
Net assets                               $ 85,939,313     $23,964,981     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%     0.75%-1.00%             --%             --%             --%
Investment income ratio**                        0.56%           0.16%             --%             --%             --%
Total return***                                  9.56%           5.07%             --%             --%             --%

RVT CLS AdvisorOne
Clermont (1)
Units                                       1,228,726         617,067              --              --              --
Unit value                               $      10.50     $     10.27     $        --     $        --     $        --
Net assets                               $ 12,906,250     $ 6,336,427     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%     0.75%-1.00%             --%             --%             --%
Investment income ratio**                        2.59%           3.82%             --%             --%             --%
Total return***                                  2.30%           2.68%             --%             --%             --%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                   2007             2006           2005            2004             2003
----------------------------------------------------------------------------------------------------------------------
Rydex VT Absolute Return
Strategies (3)
Units                                         248,338              --              --              --              --
Unit value                               $       9.74     $        --     $        --     $        --     $        --
Net assets                               $  2,420,161     $        --     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%             --%             --%             --%             --%
Investment income ratio**                        7.13%             --%             --%             --%             --%
Total return***                                (2.58)%             --%             --%             --%             --%

Rydex VT EP Aggressive (3)
Units                                         235,157              --              --              --              --
Unit value                               $       9.84     $        --     $        --     $        --     $        --
Net assets                               $  2,313,149     $        --     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%             --%             --%             --%             --%
Investment income ratio**                        5.80%             --%             --%             --%             --%
Total return***                                (1.63)%             --%             --%             --%             --%

Rydex VT EP Conservative (3)
Units                                         196,589              --              --              --              --
Unit value                               $       9.94     $        --     $        --     $        --     $        --
Net assets                               $  1,953,687     $        --     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%             --%             --%             --%             --%
Investment income ratio**                        4.51%             --%             --%             --%             --%
Total return***                                (0.63)%             --%             --%             --%             --%

Rydex VT EP Moderate (3)
Units                                         803,268              --              --              --              --
Unit value                               $       9.85     $        --     $        --     $        --     $        --
Net assets                               $  7,910,563     $        --     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%             --%             --%             --%             --%
Investment income ratio**                        4.42%             --%             --%             --%             --%
Total return***                                (1.52)%             --%             --%             --%             --%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                   2007             2006           2005            2004             2003
----------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity (3)
Units                                          58,176              --              --              --              --
Unit value                               $       9.67     $        --     $        --     $        --     $        --
Net assets                               $    562,334     $        --     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%             --%             --%             --%             --%
Investment income ratio**                        8.60%             --%             --%             --%             --%
Total return***                                 (3.33)%            --%             --%             --%             --%

Rydex VT Multi-Cap Core
Equity (3)
Units                                          10,187              --              --              --              --
Unit value                               $       8.69     $        --     $        --     $        --     $        --
Net assets                               $     88,504     $        --     $        --     $        --     $        --
Ratio of expenses to net assets*           0.75%-1.00%             --%             --%             --%             --%
Investment income ratio**                        1.04%             --%             --%             --%             --%
Total return***                                (13.15)%            --%             --%             --%             --%

Rydex VT Sector Rotation
Units                                       1,625,367       1,028,331         473,402         217,441          91,053
Unit value                               $      18.13     $     15.34     $     14.30     $     13.05     $     12.24
Net assets                               $ 29,475,687     $15,777,525     $ 6,769,171     $ 2,838,610     $ 1,114,597
Ratio of expenses to net assets*           0.75%-1.00%     0.75%-1.00%           0.75%           0.75%           0.75%
Investment income ratio**                          --%             --%             --%             --%             --%
Total return***                                 18.20%           7.30%           9.53%           6.62%          17.81%

SBL Alpha Opportunity
Units                                       1,423,905       1,090,542         568,440         306,334          68,970
Unit value                               $      16.00     $     14.06     $     12.90     $     12.56     $     11.58
Net assets                               $ 22,786,413     $15,332,700     $ 7,333,662     $ 3,847,060     $   798,823
Ratio of expenses to net assets*           0.75%-1.00%     0.75%-1.00%           0.75%           0.75%           0.75%
Investment income ratio**                          --%             --%             --%             --%             --%
Total return***                                 13.83%           8.97%           2.74%           8.46%          16.62%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                        2007             2006            2005           2004            2003
-----------------------------------------------------------------------------------------------------------------------------
SBL Diversified Income
Units                                             3,074,940       3,084,496       2,650,198        1,781,038        1,281,255
Unit value                                   $        11.08    $      11.17    $      11.18   $        11.39   $        11.39
Net assets                                   $   34,054,113    $ 34,461,747    $ 29,615,339   $   20,288,311   $   14,583,414
Ratio of expenses to net assets*                 0.75%-1.00%     0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                                --%             --%             --%            0.95%           10.10%
Total return***                                       (0.88)%         (0.02)%         (1.90)%             --%           (0.61)%

SBL Enhanced Index
Units                                             3,286,539       3,410,328       1,069,058          819,933          577,687
Unit value                                   $         7.73    $       7.95    $       7.14   $         7.06   $         6.67
Net assets                                   $   25,395,335    $ 27,118,532    $  7,630,392   $    5,782,324   $    3,849,843
Ratio of expenses to net assets*                 0.75%-1.00%     0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                                --%             --%             --%            0.09%            0.95%
Total return***                                       (2.74)%         11.31%           1.18%            5.85%           23.06%

SBL Equity
Units                                               858,829         899,214         836,707          810,045          758,144
Unit value                                   $         6.55    $       7.15    $       6.58   $         6.55   $         6.30
Net assets                                   $    5,628,522    $  6,436,926    $  5,503,323   $    5,301,246   $    4,772,128
Ratio of expenses to net assets*                 0.75%-1.00%     0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                                --%             --%             --%            0.11%            0.69%
Total return***                                      (8.40)%           8.74%           0.50%            3.97%           17.10%

SBL Equity Income
Units                                             5,553,053       4,739,451       3,510,406        1,944,876        1,161,217
Unit value                                   $        13.65    $      13.78    $      12.04   $        12.05   $        10.93
Net assets                                   $   75,782,859    $ 65,325,838    $ 42,275,674   $   23,441,052   $   12,687,025
Ratio of expenses to net assets*                 0.75%-1.00%     0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                                --%             --%             --%            0.16%            1.46%
Total return***                                      (0.99)%          14.46%         (0.07)%           10.25%           20.64%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007             2006            2005            2004            2003
-----------------------------------------------------------------------------------------------------------------------------
SBL Global
Units                                             7,055,806       5,808,728       3,895,080        2,679,337        2,234,390
Unit value                                   $        11.97    $      11.41    $      10.10   $         9.23   $         8.07
Net assets                                   $   84,451,474    $ 66,278,655    $ 39,344,946   $   24,732,154   $   18,022,654
Ratio of expenses to net assets*                 0.75%-1.00%     0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                                --%             --%             --%              --%            0.30%
Total return***                                        4.85%          13.04%           9.36%           14.37%           38.18%

SBL High Yield
Units                                             2,497,382       1,808,474       1,028,882          703,478          627,384
Unit value                                   $        23.61    $      24.02    $      22.43   $        22.43   $        20.87
Net assets                                   $   58,977,589    $ 43,443,934    $ 23,081,059   $   15,783,717   $   13,091,169
Ratio of expenses to net assets*                 0.75%-1.00%     0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                                --%             --%             --%            0.63%            7.45%
Total return***                                      (1.69)%           7.09%         (0.02)%            7.47%           17.25%

SBL Large Cap Value
Units                                             5,656,618       2,858,672       1,360,789        1,385,522          931,853
Unit value                                   $        11.10    $      10.89    $       9.27   $         8.70   $         8.16
Net assets                                   $   62,798,703    $ 31,143,181    $ 12,605,692   $   12,064,319   $    7,602,949
Ratio of expenses to net assets*                 0.75%-1.00%     0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                                --%             --%             --%            0.06%            1.04%
Total return***                                        1.92%          17.51%           6.46%            6.62%           24.20%

SBL Managed Asset
Allocation
Units                                             3,255,413       2,164,609       1,580,984          892,862          554,165
Unit value                                   $        10.72    $      10.50    $       9.73   $         9.68   $         9.07
Net assets                                   $   34,913,286    $ 22,733,529    $ 15,379,991   $    8,642,694   $    5,030,394
Ratio of expenses to net assets*                 0.75%-1.00%     0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                                --%             --%             --%            0.57%            2.10%
Total return***                                        2.12%           7.97%           0.51%            6.73%           19.34%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                     2007             2006             2005           2004               2003
-----------------------------------------------------------------------------------------------------------------------------
SBL Mid Cap Growth
Units                                            2,787,849        3,258,276       2,519,655        2,056,381        1,569,313
Unit value                                  $         8.19   $         9.50   $        9.40   $         9.05   $         8.53
Net assets                                  $   22,844,279   $   30,956,761   $  23,681,430   $   18,609,246   $   13,389,150
Ratio of expenses to net assets*                0.75%-1.00%      0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                               --%              --%             --%              --%              --%
Total return***                                    (13.75)%            1.09%           3.86%            6.10%           50.44%

SBL Mid Cap Value
Units                                            5,160,000        4,861,962       3,156,522        1,847,663        1,135,916
Unit value                                  $        22.17   $        22.61   $       20.47   $        18.28   $        14.95
Net assets                                  $  114,419,807   $  109,910,449   $  64,604,553   $   33,780,676   $   16,981,306
Ratio of expenses to net assets*                0.75%-1.00%      0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                               --%              --%             --%            0.03%            0.30%
Total return***                                     (1.91)%           10.45%          11.95%           22.27%           48.61%

SBL Money Market
Units                                            8,650,714        3,842,379       1,381,933          909,010        1,177,714
Unit value                                  $         9.30   $         9.23   $        9.17   $         9.27   $         9.56
Net assets                                  $   80,492,005   $   35,453,673   $  12,678,836   $    8,431,113   $   11,227,680
Ratio of expenses to net assets*                0.75%-1.00%      0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                               --%              --%             --%            0.05%            0.91%
Total return***                                       0.85%            0.58%         (1.09)%          (3.03)%          (3.14)%

SBL Select 25
Units                                            3,416,774        3,428,338         631,796          405,968          314,857
Unit value                                  $         6.48   $         7.18   $        6.93   $         6.44   $         5.99
Net assets                                  $   22,148,056   $   24,597,316   $   4,375,347   $    2,611,228   $    1,883,055
Ratio of expenses to net assets*                0.75%-1.00%      0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                               --%              --%             --%              --%              --%
Total return***                                     (9.65)%            3.59%           7.64%            7.51%           13.45%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                      2007            2006             2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------
SBL Small Cap Growth
Units                                            2,378,940        2,451,178       1,834,999        1,453,650        1,037,908
Unit value                                  $         6.93   $         6.81   $        6.73   $         6.49   $         5.75
Net assets                                  $   16,472,549   $   16,703,742   $  12,333,909   $    9,433,732   $    5,979,686
Ratio of expenses to net assets*                0.75%-1.00%      0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                               --%              --%             --%              --%              --%
Total return***                                       1.70%            1.27%           3.55%           12.87%           50.52%

SBL Small Cap Value
Units                                            2,283,020        1,915,706       1,350,837          757,314          506,024
Unit value                                  $        23.77   $        22.39   $       20.49   $        18.58   $        16.02
Net assets                                  $   54,273,127   $   42,886,648   $  27,681,092   $    4,068,064   $    8,112,967
Ratio of expenses to net assets*                0.75%-1.00%      0.75%-1.00%           0.75%            0.75%            0.75%
Investment income ratio**                               --%              --%            --%               --%              --%
Total return***                                       6.17%            9.24%          10.30%           15.98%           45.24%

Van Kampen LIT Comstock
Units                                            1,294,107          440,279              --               --               --
Unit value                                  $        10.29   $        10.94   $          --   $           --   $           --
Net assets                                  $   13,314,591   $    4,816,098   $          --   $           --   $           --
Ratio of expenses to net assets*                0.75%-1.00%      0.75%-1.00%             --%              --%              --%
Investment income ratio**                             1.47%              --%             --%              --%              --%
Total return***                                     (5.94)%            9.38%             --%              --%              --%

Van Kampen LIT
Government
Units                                            4,641,561        2,145,045              --               --               --
Unit value                                  $        10.36   $        10.05   $          --   $           --   $           --
Net assets                                  $   48,071,972   $   21,553,270   $          --   $           --   $           --
Ratio of expenses to net assets*                0.75%-1.00%      0.75%-1.00%             --%              --%              --%
Investment income ratio**                             3.36%              --%             --%              --%              --%
Total return***                                       3.07%            0.48%             --%              --%              --%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                      2007            2006              2005             2004            2003
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Equity (3)
Units                                              988,886               --              --               --               --
Unit value                                  $        12.68   $           --   $          --   $           --   $           --
Net assets                                  $   12,531,749   $           --   $          --   $           --   $           --
Ratio of expenses to net assets*                0.75%-1.00%              --%             --%              --%              --%
Investment income ratio**                             0.22%              --%             --%              --%              --%
Total return***                                      26.77%              --%             --%              --%              --%

Van Kampen UIF Equity and
Income (1)
Units                                            1,895,535          795,678              --               --               --
Unit value                                  $        10.68   $        10.73   $          --   $           --   $           --
Net assets                                  $   20,237,479   $    8,533,811   $          --   $           --   $           --
Ratio of expenses to net assets*                0.75%-1.00%      0.75%-1.00%             --%              --%              --%
Investment income ratio**                             2.05%            0.26%             --%              --%              --%
Total return***                                     (0.46)%            7.26%             --%              --%              --%

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1)   For the period March 10, 2006 (inception date) to December 31, 2006.

(2)   For the period April 29, 2004 (inception date) to December 31, 2004.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

(3)   For the period May 1, 2007 (inception date) to December 31, 2007.

(4)   For the period April 27, 2006 (inception date) to December 31, 2006.

5. Subsequent Event

On June 28, 2007, SBC and SBL entered into a purchase agreement to acquire 100% of the outstanding capital stock of Rydex Holdings, Inc. the parent of PADCO Advisors II, Inc., which operates under the name of Rydex Investments and serves as advisor to the Rydex Variable Trust. The transaction was effective and closed on January 17, 2008.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         a.       Financial Statements

                  The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007; and (2) the audited financial statements of Variable Annuity Account XIV - SecureDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for potions of such periods as disclosed in the financial statements.

         b.       Exhibits

                  (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)

                  (2)      Not Applicable

                  (3)      (a) Service Facilities Agreement(ad)

                           (b)      Marketing Organization Agreement(ad)

                           (c) SBL Variable Products Broker/Dealer Sales Agreement(ad)

                           (d) SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(h)

                           (e) Marketing Organization Agreement Commission Schedule-SecureDesigns(i)

                           (f) Marketing Organization Agreement Commission Schedule - NEA(i)

                           (g) Marketing Organization Agreement Commission Schedule - AdvanceDesigns

                           (h) Marketing Organization Agreement Commission Schedule - AEA(n)

                           (i) Marketing Organization Agreement Commission Schedule - Security Benefit Advisor(n)

                           (j) NEA Valuebuilder Marketing Organization Agreement(i)

                           (k) AEA Valuebuilder Marketing Organization Agreement(n)

                           (l) NEA Valuebuilder Marketing Organization Agreement Annualization Amendment(i)

                           (m) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(p)

                  (4)      (a)      Individual Contract (Form V6029 11-00)(g)

                           (b)      Individual Contract-Unisex (Form V6029
                                    11-00U)(g)

                           (c) Tax-Sheltered Annuity Endorsement (Form V6101 R9-05)(w)

                           (d) Withdrawal Charge Waiver Endorsement (Form V6051 3-96)(b)

                           (e) Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI 2-97)(b)

                           (f) Individual Retirement Annuity Endorsement (Form V6849A R9-03)(k)

                           (g)      Roth IRA Endorsement (Form V6851A R9-03)(k)

                           (h)      Section 457 Endorsement (Form V6054 1-98)(c)

                           (i)      403a Endorsement (Form V6057 10-98)(d)

                           (j) Annual Stepped Up Death Benefit Rider (Form V6063 8-00)(a)

                           (k) Guaranteed Growth Death Benefit Rider (Form V6063-1 8-00)(a)

                           (l) Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063-2 8-00)(a)

                           (m)      Disability Rider (Form V6064 8-00)(a)

                           (n) Guaranteed Income Benefit Rider (Form V6065 8-00)(a)

                           (o)      Credit Enhancement Rider (Form V6067
                                    8-00)(a)

                           (p) Alternative Withdrawal Charge Rider (Form V6069 10-00)(g)

                           (q)      Loan Endorsement Rider (Form V6066 10-00)(i)

                           (r) Waiver of Withdrawal Charge Rider - 10 yrs or Disability (Form V6072 4-01)(i)

                           (s) Waiver of Withdrawal Charge Rider - 15 yrs or Disability (Form V6073 4-01)(i)

                           (t) Waiver of Withdrawal Charge Rider - 5 yrs and Age 59 1/2 (Form V6074 4-01)(i)

                           (u) Waiver of Withdrawal Charge Rider - Hardship (Form V6075 4-01)(i)

                           (v) Enhanced and Guaranteed Growth Death Benefit Rider(Form V6076 4-01)(h)

                           (w) Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077 4-01)(h)

                           (x)      Enhanced Death Benefit Rider (Form V6078
                                    4-01)(h)

                           (y) Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079 4-01)(h)

                           (z)      DCA Plus Rider (Form V6080 4-01)(i)

                           (aa)     Credit Enhancement Rider (Form V6084
                                    11-01)(i)

                           (ab) Guaranteed Minimum Withdrawal Benefit (Form V6086 10-03)(l)

                           (ac)     Total Protection (Forms V6087 10-3)(m)

                           (ad) Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(x)

                           (ae) Dollar for Dollar Combination Benefit Rider (Form V6095 R9-05)

                           (af)     Bonus Match Rider (Form V6093 10-05)(w)

                           (ag) Guaranteed Lifetime Withdrawal Benefit Rider (Form V6106 6-07)(ac)

                  (5)      (a)      Application (Form V9001 9-05)(w)

                           (b)      Application - Unisex (Form V9001 9-05U)(w)

                           (c)      Application (Form V9496 10-03)(q)

                           (d)      Application (Form V9493 11-00)(g)

                           (e)      Application (Form V9201 6-07)(ac)

                           (f)      Application - Unisex (Form V9201 6-07U)(ac)

                  (6)      (a)      Composite of Articles of Incorporation of
                                    SBL(o)

                           (b)      Bylaws of SBL(ad)

                  (7)      Not Applicable

                  (8)      (a)      Participation Agreement - ABN AMRO
                                    (Aston) (ab)

                           (b)      Participation Agreement - AIM - Equity
                                    Funds(i)

                           (c)      Participation Agreement - AIM - Growth
                                    Funds(i)

                           (d) Participation Agreement - AIM - Variable Insurance Funds(r)

                                    (i)      Amendments Nos. 1 and 2 to
                                             Participation Agreement - AIM -
                                             Variable Insurance Funds(r)

                                    (ii)     Amendment No. 3 to Participation
                                             Agreement - AIM - Variable
                                             Insurance Funds(x)

                           (e) Participation Agreement - American Century - Mutual Funds(s)

                                    (i)      Amendment Nos. 1 and 2 to
                                             Participation Agreement - American
                                             Century - Mutual Funds

                           (f) Participation Agreement - American Century - Variable Insurance Funds(r)

                           (g)      Participation Agreement - Ariel(j)

                           (h)      Participation Agreement - Baron (ab)

                           (i)      Participation Agreement - Calamos(i)

                           (i) Amendment No. 1 to Participation Agreement - Calamos (ab)

                           (j)      Participation Agreement - Dreyfus - Mutual
                                    Funds(s)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Dreyfus - Mutual Funds

                           (k) Participation Agreement - Dreyfus - Variable Insurance Funds(r)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Dreyfus - Variable
                                             Insurance Funds(r)

                           (l) Participation Agreement - Fidelity - Mutual Funds(t)

                                    (i)      Amendments Nos. 1 and 2 to
                                             Participation Agreement - Fidelity
                                             - Mutual Funds(t)

                                    (ii)     Amendment No. 3 to Participation
                                             Agreement - Fidelity - Mutual Funds
                                             (ab)

                           (m)      Participation Agreement - Fidelity VIP(h)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Fidelity VIP(h)

                                    (ii)     Amendment No. 2 to Participation
                                             Agreement - Fidelity VIP(x)

                           (n) Participation Agreement - Goldman Sachs - Mutual Funds (ab)

                           (o)      Participation Agreement - Franklin
                                    Templeton(ae)

                           (p)      Participation Agreement - Janus Aspen

                           (q) Participation Agreement - Jennison - Mutual Funds (ab)

                           (r)      Participation Agreement - Legg Mason(r)

                           (s)      Participation Agreement - MFS(u)

                           (t)      Participation Agreement - Morgan Stanley(u)

                           (u) Participation Agreement - Neuberger Berman - AMT Funds(h)

                                    (i)      Amendments Nos. 1 and 2 to
                                             Participation Agreement - Neuberger
                                             Berman - AMT Funds(r)

                           (v) Participation Agreement - Neuberger Berman - Mutual Funds(s)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Neuberger Berman -
                                             Mutual Funds (ab)

                           (w)      Participation Agreement - Northern Lights
                                    (Dent)

                           (x)      Participation Agreement - Northern Trust(w)

                           (y)      Participation Agreement - Oppenheimer(r)

                                    (i)      Amendments Nos. 1 and 2 to
                                             Participation Agreement -
                                             Oppenheimer(r)

                                    (ii)     Amendment No. 3 to Participation
                                             Agreement - Oppenheimer(x)

                           (z)      Participation Agreement - PIMCO - Mutual
                                    Funds(s)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - PIMCO - Mutual Funds(s)

                                    (ii)     Amendment No. 2 to Participation
                                             Agreement - PIMCO - Mutual Funds
                                             (ab)

                           (aa) Participation Agreement - PIMCO - Variable Insurance Funds(v)

                                    (i)      Amendments Nos. 1, 2, 3 and 4 to
                                             Participation Agreement - PIMCO -
                                             Variable Insurance Funds(x)

                                    (ii)     Amendment No. 5 to Participation
                                             Agreement - PIMCO - Variable
                                             Insurance Funds(ab)

                           (ab)     Participation Agreement - Potomac
                                    (Direxion)(y)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Potomac (Direxion)(y)

                           (ac)     Participation Agreement - Royce - Capital
                                    Fund(r)

                           (ad) Participation Agreement - Royce - Mutual Funds (ab)

                           (ae)     Participation Agreement - RS Partners(w)

                                    (i)      Amendments Nos. 1 and 2 to
                                             Participation Agreement - RS
                                             Partners (ab)

                           (af)     Participation Agreement - Rydex - Mutual
                                    Funds(w)

                           (ag) Participation Agreement - Rydex - Variable Funds(h)

                                    (i)      Amendments Nos. 1, 2, 3, 4 and 5 to
                                             Participation Agreement - Rydex -
                                             Variable Funds(t)

                                    (ii)     Amendment No. 6 to Participation
                                             Agreement - Rydex - Variable
                                             Funds(x)

                           (ah) Participation Agreement - Van Kampen - Insurance Funds(r)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Van Kampen - Insurance
                                             Funds(x)

                           (ai) Participation Agreement - Van Kampen - Mutual Funds(s)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Van Kampen - Mutual
                                             Funds

                           (aj)     Participation Agreement - Wells Fargo
                                    (Strong)(i)

                           (ak) Information Sharing Agreement - ABN AMRO (Aston) (ab)

                           (al)     Information Sharing Agreement - AIM(aa)

                           (am) Information Sharing Agreement - American Century(aa)

                           (an)     Information Sharing Agreement - Ariel (ab)

                           (ao)     Information Sharing Agreement - Baron (ab)

                           (ap)     Information Sharing Agreement - Calamos (ab)

                           (aq)     Information Sharing Agreement - Dreyfus(aa)

                           (ar) Information Sharing Agreement - Fidelity Insurance (ab)

                           (as) Information Sharing Agreement - Fidelity Retail Funds (ab)

                           (at)     Information Sharing Agreement - Goldman
                                    Sachs (ab)

                           (au)     Information Sharing Agreement - Janus (ab)

                           (av)     Information Sharing Agreement - Jennison
                                    (ab)

                           (aw)     Information Sharing Agreement - Legg
                                    Mason(aa)

                           (ax)     Information Sharing Agreement - MFS(aa)

                           (ay) Information Sharing Agreement - Neuberger Berman(aa)

                           (az) Information Sharing Agreement - Northern Trust (ab)

                           (ba)     Information Sharing Agreement -
                                    Oppenheimer(aa)

                           (bb)     Information Sharing Agreement - PIMCO(aa)

                           (bc)     Information Sharing Agreement - Potomac(z)

                           (bd)     Information Sharing Agreement - Royce(aa)

                           (be)     Information Sharing Agreement - Rydex(aa)

                           (bf) Information Sharing Agreement - Security Funds (ab)

                           (bg)     Information Sharing Agreement - T. Rowe
                                    Price (ab)

                           (bh)     Information Sharing Agreement - Van
                                    Kampen(aa)

                           (bi)     Information Sharing Agreement - Wells
                                    Fargo(z)

                  (9)      Opinion of Counsel(h)

                  (10)     (a)      Consent of Independent Registered Public
                                    Accounting Firm

                           (b)      Consent of Counsel

                  (11)     Not Applicable

                  (12)     Not Applicable


(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed March 16, 1997).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1998).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed May 1, 2000).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 1999).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2001).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed May 1, 2002.)

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 18, 2004).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-111589 (filed December 29, 2003).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2003.)

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).

(p) Incorporated herein be reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2005).

(r) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(s) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed April 28, 2006).

(t) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(u) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-124509 (filed April 28, 2006).

(v) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(w) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(x) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(y) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).

(z) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(aa) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(ab) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(ac) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 6, 2007).

(ad) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(ae) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2008).

Item 25. Directors and Officers of the Depositor

         Name and Principal
          Business Address    Positions and Offices with Depositor
         ------------------   ------------------------------------
         Kris A. Robbins*     President, Chief Executive Officer and Director

         Thomas A. Swank*     Senior Vice President, Chief Operating Officer and
                              Director

         J. Michael Keefer*   Senior Vice President, General Counsel, Secretary
                              and Director

         David J. Keith*      Senior Vice President and Chief Information
                              Officer

         Kalman Bakk, Jr.*    Senior Vice President and Director

         Amy J. Lee*          Vice President, Associate General Counsel and
                              Assistant Secretary

         Thomas R. Kaehr*     Vice President, Controller and Treasurer

         Carmen R. Hill*      Assistant Vice President and Chief Compliance
                              Officer

         *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2007 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

         The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                                          Percent of Voting
                                                                                          Securities Owned
                                                                   Jurisdiction of            by SBMHC
                                  Name                              Incorporation     (directly or indirectly)
         Security Benefit Mutual Holding Company                       Kansas                    ---
         (Holding Company)

         Security Benefit Corporation (Holding Company)                Kansas                   100%

                                                                                          Percent of Voting
                                                                                          Securities Owned
                                                                   Jurisdiction of            by SBMHC
                                  Name                              Incorporation     (directly or indirectly)
         Security Benefit Life Insurance Company (Stock Life           Kansas                   100%
         Insurance Company)

         Security Investors, LLC (Investment Adviser)                  Kansas                   100%

         Security Global Investors, LLC (Investment Adviser)           Kansas                   100%

         Security Distributors, Inc. (Broker/Dealer, Principal         Kansas                   100%

         Underwriter of Mutual Funds)

         se(2), inc. (Third Party Administrator)                       Kansas                   100%

         Security Benefit Academy, Inc. (Daycare Company)              Kansas                   100%

         Security Financial Resources, Inc.                            Kansas                   100%
         (Financial Services)

         Security Financial Resources Collective Investments,         Delaware                  100%
         LLC (Private Fund)

         First Security Benefit Life Insurance and Annuity            New York                  100%
         Company of New York (Stock Life Insurance Company)

         Brecek & Young Advisors, Inc.                               California                 100%

         Brecek & Young Financial Services Group of Montana,           Montana                  100%
         Inc.

         Brecek & Young Financial Group Insurance Agency of             Texas                   100%
         Texas, Inc.

         Rydex Holdings, LLC (Kansas Holding Company)                  Kansas                   100%

         Rydex Distributors, Inc. (Broker-Dealer/Underwriter)         Maryland                  100%

         Padco Advisors, Inc. (Investment Adviser)                    Maryland                  100%

         Padco Advisor II, Inc. (Investment Adviser)                  Maryland                  100%

         Rydex Fund Services, Inc.                                    Maryland                  100%

                                                                                          Percent of Voting
                                                                                          Securities Owned
                                                                   Jurisdiction of            by SBMHC
                                  Name                              Incorporation     (directly or indirectly)
         Advisor Research Center, Inc.                                Maryland                  100%

         Rydex Advisory Services, LLC                                 Maryland                  100%

         Rydex Specialized Products, LLC                              Maryland                  100%


         SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, and IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, Variflex Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XI, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

                  As depositor of the separate accounts, SBL might be deemed to control them. In addition, certain of the separate accounts invest in shares of SBL Fund, a "series" type mutual fund registered under the Investment Company Act of 1940. An affiliate of SBL serves as investment advisor to SBL Fund. The purchasers of SBL's variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters. Subject to such voting instructions, SBL might be deemed to control SBL Fund.


Item 27. Number of Contractowners

         As of February 1, 2008, there were 33,951 Qualified Contracts and 13,201 Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28. Indemnification

         The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

         The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General

                  Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                           (b) Any repeal or modification of the foregoing
                  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

         Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a)(1) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as principal underwriter for:

                  SBL Variable Annuity Account I
                  SBL Variable Annuity Account III
                  SBL Variable Annuity Account IV
                  Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                  SBL Variable Life Insurance Account (Varilife)
                  Variable Annuity Account IX
                  Account XVI
                  Parkstone Advantage Variable Annuity
                  Variflex Separate Account (Variflex)
                  Variflex Separate Account (Variflex ES)
                  Variable Annuity Account VIII (Variflex Extra Credit) Variable Annuity Account VIII (Variflex LS)
                  Variable Annuity Account VIII (Variflex Signature)
                  Variable Annuity Account XI (Scarborough Advantage Variable
                      Annuity)
                  SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                      Annuity)
                  SBL Variable Annuity Account XIV (AEA Variable Annuity)
                  SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                      Annuity)

                  SBL Variable Annuity Account XIV (EliteDesigns Variable
                      Annuity)
                  SBL Variable Annuity Account XIV (NEA Valuebuilder)
                  SBL Variable Annuity Account XIV (NEA Valuebuilder
                      Retirement Income Director Variable Annuity)
                  SBL Variable Annuity Account XIV (SecureDesigns Variable
                      Annuity)
                  SBL Variable Annuity Account XIV (Security Benefit Advisor
                      Variable Annuity)
                  SBL Variable Annuity Account XVII (Classic Strategies Variable
                      Annuity)
                  SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

         (a)(2) SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

                  Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity) Variable Annuity Account B (SecureDesigns Variable Annuity) Variable Annuity Account B (AdvanceDesigns Variable Annuity)

         (a)(3)   SDI acts as principal underwriter for the following funds:

                  Security Equity Fund
                  Security Income Fund
                  Security Large Cap Value Fund
                  Security Mid Cap Growth Fund
                  SBL Fund
                  Security Financial Resources Collective Investments, LLC

         (a)(4) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                  Nationwide Multi-Flex Variable Account
                  Nationwide Variable Account 9

         (b)      Name and Principal              Position and Offices
                  Business Address*                 with Underwriter
                  ------------------              --------------------
                  Mark J. Carr                    President and Director
                  James R. Schmank                Vice President and Director
                  Thomas R. Kaehr                 Treasurer
                  Amy J. Lee                      Secretary and Chief Compliance
                                                  Officer
                  Brenda M. Harwood               Vice President , Assistant
                                                  Treasurer and Director

         (b)      Name and Principal              Position and Offices
                  Business Address*                 with Underwriter
                  ------------------              --------------------
                  Richard M. Goldman              Director
                  (Connecticut Business Center
                  6 Landmark Square #471
                  Stamford, CT 06901-2704)
                  Dale W. Martin, Jr.             Director
                  Christopher D. Swickard         Assistant Secretary
                  Carmen R. Hill                  Assistant Vice President

                  *One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

         (c)

  (1) Name of Principal         (2) Net Underwriting        (3) Compensation on      (4) Brokerage
       Underwriter            Discounts and Commissions          Redemption           Commissions
Security Distributors, Inc.         $56,968,135(1)             $6,860,585.40(2)            $0

         1        SBL pays commissions to selling broker-dealers through SDI.
                  This is the amount paid to SDI in connection with all contracts sold through the separate account. SDI passes through to selling broker-dealers all such amounts.

         2 A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31. Management Services

         All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

         (b) Registrant undertakes that it will include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

         (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

         (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

         (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 25th day of April, 2008.


                       Security Benefit Life Insurance Company (the Depositor) - SBL Variable Annuity Account XIV
                       (The Registrant)

                   By:                    /s/Kris A. Robbins
                       ---------------------------------------------------------
                       Kris A. Robbins, President, Chief Executive Officer
                       and Director

                   By:                   /s/Thomas A. Swank
                       ---------------------------------------------------------
                       Thomas A. Swank, Senior Vice President, Chief Operating Officer and Director


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2008.

                              SIGNATURES AND TITLES


By:  /s/ Kris A. Robbins
     -------------------------------------
Kris A. Robbins, President, Chief Executive
Officer and Director (principal executive
officer)

By:  /s/ Thomas A. Swank
     -------------------------------------
Thomas A. Swank, Senior Vice President,
Chief Operating Officer, and Director

By:  /s/ J. Michael Keefer
     -------------------------------------
J. Michael Keefer, Senior Vice President,
General Counsel, Secretary and Director

By:  /s/ Thomas R. Kaehr
     -------------------------------------
Thomas R. Kaehr, Vice President, Controller
and Treasurer (chief accounting officer and
chief financial officer)

By:  /s/ Kalman Bakk, Jr.
     -------------------------------------
Kalman Bakk, Jr., Director

                                  EXHIBIT INDEX


  (1)   None

  (2)   None

  (3)   (a)     None
        (b)     None
        (c)     None
        (d)     None
        (e)     None
        (f)     None
        (g)     None
        (h)     None
        (i)     None
        (j)     None
        (k)     None
        (l)     None
        (m)     None

(4)     (a)     None
        (b)     None
        (c)     None
        (d)     None
        (e)     None
        (f)     None
        (g)     None
        (h)     None
        (i)     None
        (j)     None
        (k)     None
        (l)     None
        (m)     None
        (n)     None
        (o)     None
        (p)     None
        (q)     None
        (r)     None
        (s)     None
        (t)     None
        (u)     None
        (v)     None
        (w)     None
        (x)     None
        (y)     None
        (z)     None
        (aa)    None
        (ab)    None
        (ac)    None
        (ad)    None
        (ae)    None
        (af)    None

  (5)   (a)     None
        (b)     None
        (c)     None
        (d)     None
        (e)     None
        (f)     None

  (6)   (a)     None
        (b)     None

  (7)   None
  (8)   (a)     None
        (b)     None
        (c)     None
        (d)     None
        (d)(i)  None
        (d)(ii) None
        (e)     None
        (e)(i)  Amendment Nos. 1 and 2 to Participation Agreement - American
                Century - Mutual Funds
        (f)     None
        (g)     None
        (h)     None
        (i)     None
        (i)(i)  None
        (j)     None
        (j)(i)  Amendment No. 1 to Participation Agreement - Dreyfus - Mutual
                Funds

        (k)     None
        (k)(i)  None
        (l)     None
        (l)(i)  None
        (l)(ii) None
        (m)     None
        (m)(i)  None
        (m)(ii) None
        (n)     None
        (o)     None
        (p)     Participation Agreement - Janus Aspen
        (q)     None
        (r)     None
        (s)     None
        (s)     None
        (t)     None
        (u)     None
        (u)(i)  None
        (v)     None
        (v)(i)  None
        (w)     Participation Agreement - Northern Lights (Dent)
        (x)     None
        (x)(i)  None
        (x)(ii) None
        (y)     None
        (y)(i)  None
        (y)(ii) None
        (z)     None
        (z)(i)  None
        (z)(ii) None
        (aa)    None
        (aa)(i) None
        (aa)(ii)None
        (ab)    None
        (ab)(i) None
        (ac)    None
        (ad)    None
        (ad)(i) None
        (ad)(ii)None
        (ae)    None
        (ae)(i) None
        (af)    None
        (ag)    None
        (ag)(i) None
        (ag)(ii)None
        (ah)    None
        (ah)(i) None
        (ai)    None
        (ai)(i) Amendment No. 1 to Participation Agreement - Van Kampen - Mutual Funds
        (aj)    None
        (ak)    None
        (al)    None
        (am)    None
        (an)    None
        (ao)    None
        (ap)    None
        (aq)    None
        (ar)    None
        (as)    None
        (at)    None
        (au)    None
        (av)    None
        (aw)    None
        (ax)    None
        (ay)    None
        (az)    None
        (ba)    None
        (bb)    None
        (bc)    None
        (bd)    None
        (be)    None
        (bf)    None
        (bg)    None
        (bh)    None
        (bi)    None

  (9)   None

 (10)   (a)     Consent of Independent Registered Public Accounting Firm

        (b)     Consent of Counsel

 (11)   None

 (12)   None

 (13)   None